Statement of Investments

January 31, 2020 (Unaudited)

Nationwide AllianzGI International Growth Fund

Common Stocks 99.0%
	Shares	Value
ARGENTINA 0.8%
Internet & Direct Marketing Retail 0.8%
MercadoLibre, Inc. *	3,088	$2,047,344

AUSTRALIA 3.6%
Beverages 0.9%
Treasury Wine Estates Ltd.	267,381	2,282,728

Biotechnology 1.1%
CSL Ltd.	12,810	2,619,261

Hotels, Restaurants & Leisure 1.6%
Domino’s Pizza Enterprises Ltd.	102,246	3,704,698

		8,606,687

BRAZIL 4.1%
IT Services 4.1%
StoneCo Ltd., Class A *	230,415	10,009,228

CANADA 9.3%
Food & Staples Retailing 2.8%
Alimentation Couche-Tard, Inc., Class B	198,436	6,632,026

Hotels, Restaurants & Leisure 1.3%
Restaurant Brands International, Inc.	53,430	3,259,739

IT Services 1.9%
Shopify, Inc., Class A *	9,627	4,482,909

Road & Rail 0.9%
Canadian National Railway Co.	24,274	2,268,374

Software 2.4%
Constellation Software, Inc.	5,495	5,775,895

		22,418,943

CHINA 14.3%
Diversified Consumer Services 1.0%
TAL Education Group, ADR *	46,793	2,334,971

Entertainment 1.4%
Tencent Music Entertainment Group, ADR *	276,235	3,505,422

Interactive Media & Services 5.8%
Tencent Holdings Ltd.	240,196	11,405,246
Weibo Corp., ADR *	62,209	2,651,348

		14,056,594

Internet & Direct Marketing Retail 6.1%
Alibaba Group Holding Ltd., ADR *	70,174	14,497,247

		34,394,234

DENMARK 12.5%
Air Freight & Logistics 2.8%
DSV PANALPINA A/S	63,239	6,879,047

Health Care Equipment & Supplies 5.2%
Ambu A/S, Class B (a)	607,494	11,097,405
Coloplast A/S, Class B	9,974	1,257,511

		12,354,916

Pharmaceuticals 1.5%
Novo Nordisk A/S, Class B	58,261	3,556,573

Software 3.0%
Netcompany Group A/S Reg. S *(b)	161,883	7,314,265

		30,104,801

GERMANY 11.0%
Diversified Financial Services 1.7%
GRENKE AG (a)	42,154	4,205,483

Internet & Direct Marketing Retail 0.9%
Zalando SE Reg. S *(b)	43,916	2,113,121

IT Services 2.0%
Bechtle AG	33,772	4,900,150

Common Stocks (continued)
	Shares	Value
GERMANY (continued)
Semiconductors & Semiconductor Equipment 3.4%
Infineon Technologies AG	373,227	$8,090,888

Software 3.0%
SAP SE	54,601	7,145,249

		26,454,891

HONG KONG 3.6%
Insurance 3.6%
AIA Group Ltd.	888,604	8,760,748

INDIA 3.9%
Banks 3.9%
HDFC Bank Ltd., ADR	166,161	9,517,702

INDONESIA 1.7%
Banks 0.9%
Bank Central Asia Tbk. PT	973,016	2,286,583

Specialty Retail 0.8%
Ace Hardware Indonesia Tbk. PT	14,918,677	1,877,303

		4,163,886

IRELAND 2.7%
Airlines 1.1%
Ryanair Holdings plc, ADR *	29,913	2,590,765

Building Products 1.6%
Kingspan Group plc	62,135	3,830,009

		6,420,774

ISRAEL 5.1%
IT Services 5.1%
Wix.com Ltd. *	86,386	12,326,418

JAPAN 3.1%
Electronic Equipment, Instruments & Components 2.0%
Keyence Corp.	14,567	4,939,023

Trading Companies & Distributors 1.1%
MonotaRO Co. Ltd.	106,985	2,593,092

		7,532,115

NETHERLANDS 4.6%
Semiconductors & Semiconductor Equipment 4.6%
ASML Holding NV	39,685	11,129,867

NEW ZEALAND 1.5%
Air Freight & Logistics 1.5%
Mainfreight Ltd.	140,340	3,746,826

PHILIPPINES 0.5%
Hotels, Restaurants & Leisure 0.5%
Jollibee Foods Corp.	327,071	1,227,985

SOUTH AFRICA 2.2%
Diversified Financial Services 2.2%
PSG Group Ltd.	372,760	5,322,331

SWEDEN 7.2%
Building Products 0.8%
Assa Abloy AB, Class B	83,180	1,979,329

Chemicals 1.5%
Hexpol AB	411,246	3,711,329

Electronic Equipment, Instruments & Components 1.2%
Hexagon AB, Class B	53,080	2,892,868

Machinery 2.1%
Atlas Copco AB, Class A	86,910	3,083,821
Epiroc AB, Class A	161,087	1,863,631

		4,947,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide AllianzGI International Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value
SWEDEN (continued)
Trading Companies & Distributors 1.6%
AddTech AB, Class B	129,412	$3,968,833

		17,499,811

SWITZERLAND 4.9%
Capital Markets 1.7%
Partners Group Holding AG	4,427	4,060,038

Chemicals 1.3%
Sika AG (Registered)	17,726	3,190,970

Machinery 1.0%
VAT Group AG Reg. S *(b)	15,967	2,417,287

Software 0.9%
Temenos AG (Registered) *	13,356	2,149,731

		11,818,026

UNITED KINGDOM 2.4%
Industrial Conglomerates 1.8%
DCC plc	52,285	4,230,188

Internet & Direct Marketing Retail 0.6%
ASOS plc *	36,888	1,495,863

		5,726,051

Total Common Stocks (cost $219,336,464)		239,228,668

Short-Term Investment 0.4%
	Shares	Value
Money Market Fund 0.4%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50%, (c)(d)	1,057,430	1,057,430

Total Short-Term Investment (cost $1,057,430)		1,057,430

Repurchase Agreements 5.1%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $359,106, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $366,632.(d)	$359,060	359,060

Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $11,996,785, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $12,248,215.(d)	11,995,255	11,995,255

Total Repurchase Agreements (cost $12,354,315)		12,354,315

Total Investments (cost $232,748,209) — 104.5%		252,640,413

Liabilities in excess of other assets — (4.5)%		(10,820,983)

NET ASSETS — 100.0%		$241,819,430

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $12,943,296, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $1,057,430 and $12,354,315, respectively, a total value of $13,411,745.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $11,844,673 which represents 4.90% of net assets.

(c)	Represents 7-day effective yield as of January 31, 2020.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $13,411,745.

ADR	American Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide AllianzGI International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$ –	$ 10,625,873	$ –	$ 10,625,873
Airlines	2,590,765	–	–	2,590,765
Banks	9,517,702	2,286,583	–	11,804,285
Beverages	–	2,282,728	–	2,282,728
Biotechnology	–	2,619,261	–	2,619,261
Building Products	–	5,809,339	–	5,809,339
Capital Markets	–	4,060,038	–	4,060,038
Chemicals	–	6,902,298	–	6,902,298
Diversified Consumer Services	2,334,971	–	–	2,334,971
Diversified Financial Services	–	9,527,813	–	9,527,813
Electronic Equipment, Instruments & Components	–	7,831,891	–	7,831,891
Entertainment	3,505,422	–	–	3,505,422
Food & Staples Retailing	6,632,027	–	–	6,632,027
Health Care Equipment & Supplies	–	12,354,915	–	12,354,915
Hotels, Restaurants & Leisure	3,259,739	4,932,683	–	8,192,422
Industrial Conglomerates	–	4,230,188	–	4,230,188
Insurance	–	8,760,748	–	8,760,748
Interactive Media & Services	2,651,347	11,405,247	–	14,056,594
Internet & Direct Marketing Retail	16,544,591	3,608,984	–	20,153,575
IT Services	26,818,555	4,900,149	–	31,718,704
Machinery	–	7,364,739	–	7,364,739

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide AllianzGI International Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Pharmaceuticals	$–	$3,556,573	$–	$3,556,573
Road & Rail	2,268,374	–	–	2,268,374
Semiconductors & Semiconductor Equipment	–	19,220,756	–	19,220,756
Software	5,775,895	16,609,246	–	22,385,141
Specialty Retail	–	1,877,303	–	1,877,303
Trading Companies & Distributors	–	6,561,925	–	6,561,925
Total Common Stocks	$81,899,388	$157,329,280	$–	$239,228,668
Repurchase Agreements	$–	$12,354,315	$–	$12,354,315
Short-Term Investment	1,057,430	–	–	1,057,430
Total	$82,956,818	$169,683,595	$–	$252,640,413

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 88.5%
	Principal Amount	Value
ARGENTINA 1.6%
Electric Utilities 1.4%
Pampa Enersgia SA, 7.50%, 1/24/2027(a)	$1,230,000	$1,068,599
Stoneway Capital Corp., 10.00%, 3/1/2027(a)	1,625,045	818,303

		1,886,902

Oil, Gas & Consumable Fuels 0.2%
YPF Energia Electrica SA, 10.00%, 7/25/2026(a)	285,000	263,625

		2,150,527

AUSTRALIA 0.1%
Chemicals 0.1%
Nufarm Australia Ltd., 5.75%, 4/30/2026(a)	174,000	168,780

BRAZIL 2.6%
Banks 0.7%
Banco BTG Pactual SA
5.50%, 1/31/2023(a)	400,000	421,068
4.50%, 1/10/2025(a)	475,000	489,250

		910,318

Electric Utilities 0.4%
Light Servicos de Eletricidade SA, 7.25%, 5/3/2023(a)	411,000	441,829

Food Products 0.7%
Minerva Luxembourg SA, 5.88%, 1/19/2028(a)	800,000	843,040

Independent Power and Renewable Electricity Producers 0.8%
Cemig Geracao e Transmissao SA, 9.25%, 12/5/2024(a)	860,000	1,002,975

		3,198,162

CANADA 6.0%
Aerospace & Defense 0.8%
Bombardier, Inc., 7.88%, 4/15/2027(a)	1,085,000	1,027,983

Chemicals 0.6%
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	130,000	131,950
5.25%, 6/1/2027(a)	619,000	629,833

		761,783

Commercial Services & Supplies 1.7%
GFL Environmental, Inc.
7.00%, 6/1/2026(a)	105,000	109,431
5.13%, 12/15/2026(a)	115,000	118,433
8.50%, 5/1/2027(a)	894,000	974,460
GW B-CR Security Corp., 9.50%, 11/1/2027(a)	991,000	1,057,892

		2,260,216

Energy Equipment & Services 0.8%
Tervita Corp., 7.63%, 12/1/2021(a)	996,000	1,013,430

Household Durables 0.5%
Brookfield Residential Properties, Inc., 6.25%, 9/15/2027(a)	620,000	663,400

Oil, Gas & Consumable Fuels 1.6%
Baytex Energy Corp., 8.75%, 4/1/2027(a)	820,000	798,475
MEG Energy Corp.
7.00%, 3/31/2024(a)	643,000	647,822
7.13%, 2/1/2027(a)	250,000	247,578
Parkland Fuel Corp., 5.88%, 7/15/2027(a)	330,000	349,701

		2,043,576

		7,770,388

CAYMAN ISLANDS 0.4%
Consumer Finance 0.4%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024(a)(b)	545,000	557,562

Corporate Bonds (continued)
	Principal Amount	Value
CHILE 1.6%
Airlines 0.9%
Latam Finance Ltd.
6.88%, 4/11/2024(a)	$ 136,000	$144,636
7.00%, 3/1/2026(a)	935,000	1,019,150

		1,163,786

Wireless Telecommunication Services 0.7%
Kenbourne Invest SA, 6.88%, 11/26/2024(a)	865,000	898,519

		2,062,305

CYPRUS 0.6%
Consumer Finance 0.6%
ASG Finance Designated Activity Co., 7.88%, 12/3/2024(a)	860,000	820,225

FRANCE 0.6%
Diversified Telecommunication Services 0.3%
Altice France SA, 2.13%, 2/15/2025(a)	EUR 335,000	364,101

Food & Staples Retailing 0.2%
Quatrim SASU, 5.88%, 1/15/2024(a)	270,000	312,544

Road & Rail 0.1%
Kapla Holding SAS, 3.38%, 12/15/2026(a)	140,000	156,841

		833,486

GERMANY 2.7%
Commercial Services & Supplies 0.5%
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 7/15/2025(a)	575,000	636,109

Machinery 0.6%
Platin 1426 GmbH, 5.38%, 6/15/2023(a)	685,000	754,966

Paper & Forest Products 0.4%
Mercer International, Inc., 7.38%, 1/15/2025	$ 535,000	565,987

Pharmaceuticals 1.2%
Cheplapharm Arzneimittel GmbH, 3.50%, 2/11/2027(a)	EUR 595,000	661,838
Nidda BondCo GmbH, 5.00%, 9/30/2025(a)	300,000	336,046
Nidda Healthcare Holding GmbH, 3.50%, 9/30/2024(a)	490,000	550,282

		1,548,166

		3,505,228

INDONESIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Medco Oak Tree Pte. Ltd., 7.38%, 5/14/2026(a)	$ 310,000	320,458

ISRAEL 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	940,000	874,040

ITALY 1.2%
Aerospace & Defense 0.2%
F-Brasile SpA, Series XR, 7.38%, 8/15/2026(a)	295,000	313,438

Household Durables 0.5%
International Design Group SpA, 6.50%, 11/15/2025(a)	EUR 530,000	617,186

Pharmaceuticals 0.5%
Rossini Sarl, 6.75%, 10/30/2025(a)	530,000	646,223

		1,576,847

LUXEMBOURG 1.8%
Chemicals 0.6%
INEOS Finance plc, 2.88%, 5/1/2026(a)	710,000	800,221

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
LUXEMBOURG (continued)
Diversified Telecommunication Services 0.3%
Intelsat Jackson Holdings SA, 5.50%, 8/1/2023	$ 505,000	$405,263

Food Products 0.5%
FAGE International SA, 5.63%, 8/15/2026(a)	710,000	658,525

Transportation Infrastructure 0.1%
Swissport Financing Sarl, 5.25%, 8/15/2024(a)	EUR 135,000	156,235

Wireless Telecommunication Services 0.3%
Ypso Finance Bis SA, 6.00%, 2/15/2028(a)	$ 400,000	396,268

		2,416,512

MEXICO 2.7%
Airlines 0.2%
Aerovias de Mexico SA de CV, 7.00%, 2/5/2025(a)	315,000	315,000

Construction Materials 0.5%
Cemex SAB de CV, 5.45%, 11/19/2029(a)	610,000	650,565

Consumer Finance 1.0%
Unifin Financiera SAB de CV, 8.38%, 1/27/2028(a)	1,180,000	1,250,800

Hotels, Restaurants & Leisure 1.0%
Grupo Posadas SAB de CV, 7.88%, 6/30/2022(a)	1,375,000	1,326,875

		3,543,240

NETHERLANDS 0.5%
Professional Services 0.5%
Intertrust Group BV, 3.38%, 11/15/2025(a)	EUR 580,000	670,510

NIGERIA 1.1%
Construction & Engineering 0.6%
IHS Netherlands Holdco BV
7.13%, 3/18/2025(a)	$ 400,000	424,088
8.00%, 9/18/2027(a)	320,000	345,600

		769,688

Oil, Gas & Consumable Fuels 0.5%
SEPLAT Petroleum Development Co. plc, 9.25%, 4/1/2023(a)	650,000	677,599

		1,447,287

PORTUGAL 0.4%
Airlines 0.4%
Transportes Aereos Portugueses SA, 5.63%, 12/2/2024(a)	EUR 400,000	438,071

RUSSIA 0.3%
Banks 0.3%
Sovcombank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.38%), 7.75%, 5/06/2025(a)(c)(d)	$ 325,000	325,000

SINGAPORE 1.1%
Consumer Finance 1.1%
Avation Capital SA, 6.50%, 5/15/2021(a)	1,395,000	1,440,338

SWITZERLAND 1.8%
Auto Components 0.4%
Garrett LX I Sarl, 5.13%, 10/15/2026(a)	EUR 535,000	584,442

Capital Markets 1.4%
UBS Group AG, (USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(c)(d)	$ 665,000	732,238

Corporate Bonds (continued)
	Principal Amount	Value
SWITZERLAND (continued)
Capital Markets (continued)
VistaJet Malta Finance plc, 10.50%, 6/1/2024(a)	$ 1,112,000	$1,053,620

		1,785,858

		2,370,300

UKRAINE 1.1%
Food Products 0.4%
Kernel Holding SA, 6.50%, 10/17/2024(a)	525,000	553,828

Metals & Mining 0.7%
Metinvest BV, 7.75%, 10/17/2029(a)	865,000	910,534

		1,464,362

UNITED ARAB EMIRATES 0.9%
Energy Equipment & Services 0.9%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)	1,240,000	1,153,200

UNITED KINGDOM 1.5%
Banks 0.6%
Barclays plc, (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(c)(d)	800,000	876,000

Insurance 0.2%
Galaxy Bidco Ltd., 6.50%, 7/31/2026(a)	GBP 225,000	314,253

Oil, Gas & Consumable Fuels 0.7%
Neptune Energy Bondco plc, 6.63%, 5/15/2025(a)	$ 905,000	891,425

		2,081,678

UNITED STATES 56.7%
Air Freight & Logistics 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/2028(a)	395,000	400,941

Auto Components 2.0%
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	965,000	981,887
Dealer Tire LLC, 8.00%, 2/1/2028(a)	453,000	458,663
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)	595,000	639,625
Panther BF Aggregator 2 LP, 4.38%, 5/15/2026(a)	EUR 415,000	474,063

		2,554,238

Banks 0.5%
Citigroup, Inc., Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(c)(d)	$270,000	275,062
JPMorgan Chase & Co., Series HH, (SOFR + 3.13%), 4.60%, 2/01/2025(c)(d)	375,000	382,200

		657,262

Biotechnology 0.9%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/2027(a)	1,125,000	1,199,588

Building Products 1.2%
Patrick Industries, Inc., 7.50%, 10/15/2027(a)	479,000	520,912
Standard Industries, Inc., 4.75%, 1/15/2028(a)	614,000	629,734
Summit Materials LLC, 6.50%, 3/15/2027(a)	359,000	388,618

		1,539,264

Chemicals 2.0%
Ashland Services BV, 2.00%, 1/30/2028(a)	EUR 300,000	332,382
Olin Corp., 5.63%, 8/1/2029	$ 885,000	933,675
Rain CII Carbon LLC, 7.25%, 4/1/2025(a)	365,000	361,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
UNITED STATES (continued)
Chemicals (continued)
Trinseo Materials Operating SCA, 5.38%, 9/1/2025(a)	$ 972,000	$911,056

		2,538,463

Commercial Services & Supplies 2.0%
Allied Universal Holdco LLC, 6.63%, 7/15/2026(a)	190,000	201,994
Covanta Holding Corp., 6.00%, 1/1/2027	1,025,000	1,062,623
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	975,000	1,028,625
6.25%, 1/15/2028(a)	245,000	241,999

		2,535,241

Communications Equipment 0.3%
CommScope, Inc., 6.00%, 3/1/2026(a)	363,000	380,697

Consumer Finance 0.2%
Springleaf Finance Corp., 5.38%, 11/15/2029	190,000	197,581

Distributors 0.8%
Wolverine Escrow LLC, 8.50%, 11/15/2024(a)	1,060,000	1,090,030

Diversified Consumer Services 0.5%
Sotheby’s, 7.38%, 10/15/2027(a)	575,000	585,724

Diversified Financial Services 0.4%
Verscend Escrow Corp., 9.75%, 8/15/2026(a)	478,000	519,825

Diversified Telecommunication Services 3.2%
CCO Holdings LLC, 4.75%, 3/1/2030(a)	627,000	644,634
CenturyLink, Inc., 4.00%, 2/15/2027(a)	90,000	90,738
Frontier Communications Corp.
7.13%, 1/15/2023	900,000	423,000
8.50%, 4/1/2026(a)	1,170,000	1,199,250
Level 3 Financing, Inc., 4.63%, 9/15/2027(a)	1,050,000	1,078,896
Windstream Services LLC, 8.63%, 10/31/2025(a)(e)	734,000	715,650

		4,152,168

Electric Utilities 0.5%
Vistra Operations Co. LLC, 5.63%, 2/15/2027(a)	565,000	587,600

Electronic Equipment, Instruments & Components 1.1%
Belden, Inc.
3.38%, 7/15/2027(a)	EUR 780,000	901,314
3.88%, 3/15/2028(a)	455,000	535,189

		1,436,503

Energy Equipment & Services 2.9%
Archrock Partners LP
6.88%, 4/1/2027(a)	$ 615,000	656,024
6.25%, 4/1/2028(a)	175,000	180,031
Exterran Energy Solutions LP, 8.13%, 5/1/2025	733,000	725,978
FTS International, Inc., 6.25%, 5/1/2022	540,000	299,700
Nabors Industries Ltd., 7.25%, 1/15/2026(a)	155,000	154,822
SESI LLC, 7.75%, 9/15/2024	335,000	208,574
Transocean Sentry Ltd., 5.38%, 5/15/2023(a)	72,000	72,180
Transocean, Inc.
7.25%, 11/1/2025(a)	799,000	753,057
8.00%, 2/1/2027(a)	445,000	414,206
USA Compression Partners LP, 6.88%, 9/1/2027	257,000	267,897

		3,732,469

Entertainment 1.5%
AMC Entertainment Holdings, Inc., 6.38%, 11/15/2024	GBP 750,000	938,796

Corporate Bonds (continued)
	Principal Amount	Value
UNITED STATES (continued)
Entertainment (continued)
Netflix, Inc.
3.88%, 11/15/2029(a)	EUR 400,000	$467,614
3.63%, 6/15/2030(a)	445,000	511,970

		1,918,380

Equity Real Estate Investment Trusts (REITs) 1.3%
iStar, Inc.
4.75%, 10/1/2024	$ 535,000	556,400
4.25%, 8/1/2025	730,000	733,650
MPT Operating Partnership LP, 3.69%, 6/5/2028	GBP 310,000	435,297

		1,725,347

Food & Staples Retailing 1.1%
Albertsons Cos., Inc.
5.75%, 3/15/2025	$ 589,000	609,627
7.50%, 3/15/2026(a)	135,000	149,512
5.88%, 2/15/2028(a)	425,000	453,688
4.88%, 2/15/2030(a)	185,000	189,899

		1,402,726

Food Products 1.8%
JBS USA LUX SA
6.75%, 2/15/2028(a)	185,000	204,888
5.50%, 1/15/2030(a)	565,000	610,200
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)	572,000	606,720
Simmons Foods, Inc., 5.75%, 11/1/2024(a)	870,000	878,700

		2,300,508

Health Care Providers & Services 3.2%
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/2027(a)	860,000	886,277
Community Health Systems, Inc., 6.63%, 2/15/2025(a)	170,000	171,731
Encompass Health Corp.
4.50%, 2/1/2028	170,000	175,107
4.75%, 2/1/2030	295,000	306,800
Select Medical Corp., 6.25%, 8/15/2026(a)	400,000	431,532
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(a)	735,000	747,863
10.00%, 4/15/2027(a)	575,000	639,687
Tenet Healthcare Corp., 5.13%, 11/1/2027(a)	325,000	342,062
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)	405,000	398,925

		4,099,984

Hotels, Restaurants & Leisure 5.8%
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)	1,407,000	1,613,365
Golden Nugget, Inc., 8.75%, 10/1/2025(a)	1,215,000	1,276,685
International Game Technology plc
6.25%, 1/15/2027(a)	465,000	521,962
2.38%, 4/15/2028(a)	EUR 550,000	597,793
Scientific Games International, Inc.
3.38%, 2/15/2026(a)	625,000	705,439
8.25%, 3/15/2026(a)	$ 856,000	928,760
7.00%, 5/15/2028(a)	330,000	348,246
7.25%, 11/15/2029(a)	330,000	353,925
Station Casinos LLC, 4.50%, 2/15/2028(a)	630,000	629,030
VOC Escrow Ltd., 5.00%, 2/15/2028(a)	485,000	501,975

		7,477,180

Household Durables 2.3%
Beazer Homes USA, Inc., 7.25%, 10/15/2029(a)	775,000	846,687
KB Home, 6.88%, 6/15/2027	590,000	693,988
M/I Homes, Inc., 4.95%, 2/1/2028(a)	405,000	417,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
UNITED STATES (continued)
Household Durables (continued)
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027(a)	$ 863,000	$960,088

		2,917,913

Independent Power and Renewable Electricity Producers 0.8%
Clearway Energy Operating LLC
5.75%, 10/15/2025	340,000	357,340
4.75%, 3/15/2028(a)	190,000	195,481
Talen Energy Supply LLC
7.25%, 5/15/2027(a)	398,000	407,950
6.63%, 1/15/2028(a)	120,000	120,000

		1,080,771

Insurance 0.4%
Liberty Mutual Group, Inc., (EUR Swap Annual 5 Year + 3.70%), 3.63%, 5/23/2059(a)(d)	EUR 410,000	473,963

Internet & Direct Marketing Retail 0.1%
QVC, Inc., 4.75%, 2/15/2027	$ 100,000	100,923

Machinery 1.9%
Amsted Industries, Inc., 4.63%, 5/15/2030(a)	485,000	491,062
Cloud Crane LLC, 10.13%, 8/1/2024(a)	1,000,000	1,065,620
EnPro Industries, Inc., 5.75%, 10/15/2026	321,000	338,655
Titan International, Inc., 6.50%, 11/30/2023	631,000	550,548

		2,445,885

Media 2.5%
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/2024(a)	209,000	227,549
CSC Holdings LLC, 5.38%, 2/1/2028(a)	460,000	487,600
Diamond Sports Group LLC, 6.63%, 8/15/2027(a)(f)	945,000	883,575
Lamar Media Corp.
3.75%, 2/15/2028(a)	135,000	135,902
4.00%, 2/15/2030(a)	85,000	85,637
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(a)	300,000	317,262
MDC Partners, Inc., 6.50%, 5/1/2024(a)	1,261,000	1,141,205

		3,278,730

Metals & Mining 3.5%
Commercial Metals Co., 5.75%, 4/15/2026	970,000	1,020,925
Freeport-McMoRan, Inc., 5.25%, 9/1/2029(f)	730,000	773,800
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/2022(a)	1,550,000	1,627,500
Novelis Corp., 4.75%, 1/30/2030(a)	445,000	446,958
SunCoke Energy Partners LP, 7.50%, 6/15/2025(a)	650,000	624,000

		4,493,183

Oil, Gas & Consumable Fuels 5.9%
American Midstream Partners LP, 9.50%, 12/15/2021(a)(e)	1,641,000	1,636,897
Cheniere Energy Partners LP, 4.50%, 10/1/2029(a)	365,000	371,388
Energy Transfer Operating LP, Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(c)(d)	600,000	613,500
EnLink Midstream LLC, 5.38%, 6/1/2029	70,000	63,350
Genesis Energy LP
6.50%, 10/1/2025	525,000	511,875
6.25%, 5/15/2026	540,000	515,635
7.75%, 2/1/2028	520,000	524,306
Global Partners LP, 7.00%, 8/1/2027(a)	180,000	194,229

Corporate Bonds (continued)
	Principal Amount	Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 5.13%, 6/15/2028(a)	$395,000	$407,731
Indigo Natural Resources LLC, 6.88%, 2/15/2026(a)	880,000	805,200
PBF Holding Co. LLC
7.25%, 6/15/2025	605,000	642,558
6.00%, 2/15/2028(a)	200,000	204,520
Targa Resources Partners LP
6.50%, 7/15/2027	35,000	38,150
5.00%, 1/15/2028	425,000	432,437
TerraForm Power Operating LLC, 4.75%, 1/15/2030(a)	445,000	468,923
WPX Energy, Inc., 5.25%, 10/15/2027	75,000	78,375

		7,509,074

Paper & Forest Products 0.8%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)	955,000	1,026,625

Pharmaceuticals 1.5%
Bausch Health Americas, Inc., 8.50%, 1/31/2027(a)	85,000	96,156
Bausch Health Cos., Inc.
9.00%, 12/15/2025(a)	460,000	519,225
5.75%, 8/15/2027(a)	65,000	69,544
7.00%, 1/15/2028(a)	39,000	42,242
5.00%, 1/30/2028(a)	230,000	232,875
7.25%, 5/30/2029(a)	57,000	64,251
5.25%, 1/30/2030(a)	160,000	163,000
Par Pharmaceutical, Inc., 7.50%, 4/1/2027(a)	710,000	722,425

		1,909,718

Specialty Retail 0.6%
Michaels Stores, Inc., 8.00%, 7/15/2027(a)(f)	856,000	765,050

Thrifts & Mortgage Finance 1.9%
Freedom Mortgage Corp., 8.13%, 11/15/2024(a)	1,525,000	1,517,375
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/2027(a)	215,000	218,799
Provident Funding Associates LP, 6.38%, 6/15/2025(a)	665,000	658,350

		2,394,524

Trading Companies & Distributors 0.5%
Herc Holdings, Inc., 5.50%, 7/15/2027(a)	635,000	663,384

Wireless Telecommunication Services 0.5%
Sprint Corp.
7.63%, 2/15/2025	100,000	104,375
7.63%, 3/1/2026	545,000	568,789

		673,164

		72,764,626

ZAMBIA 0.3%
Metals & Mining 0.3%
First Quantum Minerals Ltd., 7.25%, 4/1/2023(a)	370,000	367,456

Total Corporate Bonds (cost $113,177,158)		114,320,588

Loan Participations 9.4%
	Principal Amount	Value
UNITED STATES 9.4%
Auto Components 0.7%
Trico Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 8.95%, 2/2/2024 (d)	939,611	941,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Loan Participations (continued)
	Principal Amount	Value
Commercial Services & Supplies 0.4%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 10/10/2024 (d)	$578,974	$491,769

Communications Equipment 0.3%
CommScope, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 4/6/2026 (d)	408,975	408,292

Diversified Telecommunication Services 1.0%
CenturyLink, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.25%), 3.90%, 3/15/2027 (d)	745,000	743,950
Windstream Refinance, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 9.00%, 2/17/2024 (d)	620,000	589,775

		1,333,725

Food Products 0.2%
Froneri International plc, Term Loan, (ICE LIBOR USD 6 Month + 2.25%), 3.90%, 1/29/2027 (d)	225,000	225,562

Health Care Providers & Services 0.8%
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 11/16/2025 (d)	1,022,082	1,025,803

Hotels, Restaurants & Leisure 1.0%
Spectacle Gary, Term Loan, (ICE LIBOR USD 6 Month + 9.00%), 11.00%, 11/8/2025 (d)	1,185,000	1,232,400

IT Services 0.8%
Dyncorp International, Inc., Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 7.67%, 8/18/2025 (d)	1,106,000	1,100,470

Machinery 0.4%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.81%, 4/19/2025 (d)	647,856	584,152

Media 0.3%
Diamond Sports Group LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.91%, 8/24/2026 (d)	354,113	353,560

Metals & Mining 1.6%
Aleris International, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.40%, 2/27/2023 (d)	1,462,725	1,460,897
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 6.95%, 8/23/2023 (d)	606,050	607,565

		2,068,462

Oil, Gas & Consumable Fuels 0.3%
Delek US Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.90%, 3/31/2025 (d)	442,136	440,385

Personal Products 0.8%
Alphabet Holding Co., Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 9/26/2024 (d)	1,075,758	1,024,272

Wireless Telecommunication Services 0.7%
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.69%, 2/2/2024 (d)	886,050	873,317

Total Loan Participations (cost $12,135,500)		12,104,129

Short-Term Investment 0.2%
	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (g)(h)	198,148	$198,148

Total Short-Term Investment (cost $198,148)		198,148

Repurchase Agreements 1.8%
	Principal Amount	Value
BNP Paribas Securities Corp. 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $67,292, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $68,702. (h)	$67,283	67,283
Royal Bank of Canada 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $2,248,037, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $2,295,152. (h)	2,247,751	2,247,751
Total Repurchase Agreements

(cost $2,315,034)		2,315,034

Total Investments (cost $127,825,840) — 99.9%		128,937,899

Other assets in excess of liabilities — 0.1%		148,980

NET ASSETS — 100.0%		$129,086,879

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $94,155,915 which represents 72.94% of net assets.

(b)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.
(f)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,398,165, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $198,148 and $2,315,034, respectively, a total value of $2,513,182.

(g)	Represents 7-day effective yield as of January 31, 2020.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $2,513,182.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Currency:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward Foreign Currency Contracts outstanding as of January 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,396,713	EUR	10,197,207	JPMorgan Chase Bank	2/18/2020	78,053

Total unrealized appreciation						78,053

USD	275,280	EUR	250,000	JPMorgan Chase Bank	2/18/2020	(2,214)
USD	1,652,938	GBP	1,262,994	JPMorgan Chase Bank	2/18/2020	(15,448)

Total unrealized depreciation						(17,662)

Net unrealized appreciation						60,391

At January 31, 2020, the Fund had $310,000 segregated as collateral for forward foreign currency contracts.

Currency:
EUR	Euro
GBP	British pound
USD	United States dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$114,320,588	$–	$114,320,588
Forward Foreign Currency Contracts	–	78,053	–	78,053
Loan Participations	–	12,104,129	–	12,104,129
Repurchase Agreements	–	2,315,034	–	2,315,034
Short-Term Investment	198,148	–	–	198,148
Total Assets	$198,148	$128,817,804	$–	$129,015,952
Liabilities:
Forward Foreign Currency Contracts	$–	$(17,662)	$–	$(17,662)
Total Liabilities	$–	$(17,662)	$–	$(17,662)
Total	$198,148	$128,800,142	$–	$128,998,290

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Corporate Bonds	Total
Balance as of 10/31/2019	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	62	62
Purchases	—	—
Sales	(64)	(64)
Change in Unrealized Appreciation/Depreciation	2	2
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$—	$—
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2020	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

Transfers into or out of Level 3 are generally due to a change in market value methodology.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$78,053
Total		$78,053

Liabilites:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(17,662)
Total		$(17,662)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 6.4%
	Principal Amount	Value
CANADA 0.0%†
Airlines 0.0%†
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021(a)	$56,600	$58,258

CAYMAN ISLANDS 0.1%
Other 0.1%
Symphony CLO XXII Ltd., Series 2020-22A, Class C, 0.00%, 4/18/2033(a)(b)	250,000	250,000

UNITED STATES 6.3%
Automobiles 2.2%
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66%, 12/15/2023(a)	170,000	174,011
First Investors Auto Owner Trust, Series 2017-2A, Class E, 5.48%, 10/15/2024(a)	350,000	362,878
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class E, 5.56%, 1/16/2024(a)	230,000	240,304
Series 2018-1, Class F, 6.82%, 4/15/2025(a)	1,080,000	1,145,100
Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/2026(a)	750,000	769,365
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024(a)	650,000	662,202
Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	490,000	508,685

		3,862,545

Credit Card 0.7%
Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/2026(a)	1,200,000	1,230,029

Other 3.4%
BCC Funding XIV LLC, Series 2018-1A, Class E, 6.00%, 4/21/2025(a)	750,000	769,719
Conn’s Receivables Funding LLC, Series 2018-A, Class C, 6.02%, 1/15/2023(a)	517,630	521,383
Progress Residential Trust
Series 2017-SFR1, Class E, 4.26%, 8/17/2034(a)	310,000	317,197
Series 2017-SFR1, Class F, 5.35%, 8/17/2034(a)	1,200,000	1,244,702
Series 2018-SFR1, Class F, 4.78%, 3/17/2035(a)	900,000	921,718
Series 2019-SFR2, Class E, 4.14%, 5/17/2036(a)	1,000,000	1,027,765
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.77%, 11/17/2033(a)	240,000	245,917
Series 2017-SFR2, Class D, 3.67%, 1/17/2036(a)	150,000	154,174
Series 2017-SFR2, Class E, 4.22%, 1/17/2036(a)	475,000	492,211

Asset-Backed Securities (continued)
	Principal Amount	Value
Other (continued)
Tricon American Homes Trust (continued)
Series 2017-SFR2, Class F, 5.10%, 1/17/2036(a)	$140,000	$146,687

		5,841,473

		10,934,047

Total Asset-Backed Securities (cost $10,933,048)		11,242,305

Collateralized Mortgage Obligations 16.6%
	Principal Amount	Value
BERMUDA 3.5%
Bellemeade Re Ltd.
Series 2018-1A, Class M1B, 3.26%, 4/25/2028(a)(b)	731,059	732,729
Series 2018-2A, Class B1, 4.31%, 8/25/2028(a)(b)	460,000	463,500
Eagle RE Ltd., Series 2019-1, Class M1B, 3.46%, 4/25/2029(a)(b)	1,190,000	1,194,076
Home Re Ltd., Series 2018-1, Class M1, 3.26%, 10/25/2028(a)(b)	595,088	595,919
Oaktown Re II Ltd., Series 2018-1A, Class M1, 3.21%, 7/25/2028(a)(b)	856,059	856,608
Oaktown Re III Ltd., Series 2019-1A, Class B1B, 6.01%, 7/25/2029(a)(b)	1,520,000	1,568,500
Radnor RE Ltd., Series 2019-2, Class B1, 4.36%, 6/25/2029(a)(b)	640,000	644,410

		6,055,742

UNITED STATES 13.1%
Angel Oak Mortgage Trust LLC, Series 2017-1, Class B1, 6.19%, 1/25/2047(a)(b)	470,000	474,652
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 6.91%, 6/25/2039(a)(b)	720,000	813,212
Series 2019-R05, Class 1B1, 5.76%, 7/25/2039(a)(b)	500,000	532,309
Series 2019-R06, Class 2B1, 5.41%, 9/25/2039(a)(b)	1,660,000	1,738,444
Series 2020-R01, Class 1B1, 4.94%, 1/25/2040(a)(b)	600,000	607,230
Deephaven Residential Mortgage Trust
Series 2018-2A, Class M1, 4.38%, 4/25/2058(a)(b)	350,000	354,415
Series 2018-2A, Class B2, 6.04%, 4/25/2058(a)(b)	940,000	974,038
Series 2019-3A, Class B2, 5.66%, 7/25/2059(a)(b)	400,000	405,279
FHLMC REMICS
Series 4395, Class TI, IO, 4.00%, 5/15/2026	137,688	8,487
Series 3927, Class AI, IO, 4.50%, 8/15/2026	365,114	22,682
Series 4097, Class CI, IO, 3.00%, 8/15/2027	527,364	38,365
Series 4123, Class DI, IO, 3.00%, 10/15/2027	1,383,304	101,833
Series 4244, Class AI, IO, 4.50%, 8/15/2028	270,309	19,201
FHLMC STACR Trust
Series 2018-HQA2, Class B2, 12.66%, 10/25/2048(a)(b)	1,090,000	1,527,614
Series 2019-DNA1, Class B2, 12.41%, 1/25/2049(a)(b)	1,700,000	2,331,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
UNITED STATES (continued)
FHLMC STACR Trust (continued)
Series 2019-HRP1, Class B1, 5.71%, 2/25/2049(a)(b)	$1,100,000	$1,178,075
Series 2019-HQA1, Class B2, 13.91%, 2/25/2049(a)(b)	600,000	822,776
Series 2019-HQA2, Class B1, 5.76%, 4/25/2049(a)(b)	100,000	107,950
Series 2019-HQA2, Class B2, 12.91%, 4/25/2049(a)(b)	510,000	668,255
Series 2019-DNA3, Class B2, 9.81%, 7/25/2049(a)(b)	1,410,000	1,736,212
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 12.41%, 3/25/2025(b)	403,419	526,551
Series 2015-HQA1, Class B, 10.46%, 3/25/2028(b)	565,831	693,633
Series 2017-HQA1, Class B1, 6.66%, 8/25/2029(b)	1,000,000	1,158,340
FNMA REMICS
Series 2012-130, Class UI, IO, 3.00%, 12/25/2027	670,477	46,044
Series 2012-150, Class BI, IO, 3.00%, 1/25/2028	629,604	45,848
Series 2013-5, Class YI, IO, 3.00%, 2/25/2028	712,792	50,644
Series 2009-31, Class PI, IO, 5.00%, 11/25/2038	157,258	18,340
FNMA
Series 2016-C05, Class 2M2, 6.11%, 1/25/2029(b)	1,211,409	1,283,574
Series 2016-C04, Class 1B, 11.91%, 1/25/2029(b)	199,188	263,233
Series 2018-C06, Class 1B1, 5.41%, 3/25/2031(b)	600,000	651,151
GNMA REMICS
Series 2011-167, Class , IO, 5.00%, 12/16/2020	4,461	45
Series 2013-84, Class SC, IO, 4.93%, 3/16/2040(b)	125,468	20,718
Series 2011-135, Class QI, IO, 4.50%, 6/16/2041	148,722	21,565
Series 2012-140, Class IC, IO, 3.50%, 11/20/2042	195,982	33,709
Series 2016-5, Class CS, IO, 4.49%, 1/20/2046(b)	261,091	50,899
Series 2016-20, Class SB, IO, 4.44%, 2/20/2046(b)	281,834	50,729
Series 2016-17, Class JS, IO, 4.44%, 2/20/2046(b)	244,667	40,507
Series 2016-81, Class , IO, 4.00%, 6/20/2046	157,144	24,105
Series 2016-88, Class SM, IO, 4.44%, 7/20/2046(b)	256,489	43,800
Series 2016-108, Class QI, IO, 4.00%, 8/20/2046	133,176	34,173
Series 2016-118, Class DS, IO, 4.44%, 9/20/2046(b)	265,900	54,853
Series 2016-145, Class UI, IO, 3.50%, 10/20/2046	177,388	28,838
STACR Trust
Series 2018-HRP2, Class B1, 5.86%, 2/25/2047(a)(b)	1,310,000	1,415,125
Series 2018-HRP2, Class B2, 12.16%, 2/25/2047(a)(b)	1,380,000	1,665,561

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
UNITED STATES (continued)
STACR Trust (continued)
Verus Securitization Trust, Series 2019-INV2, Class B1, 4.45%, 7/25/2059(a)(b)	$430,000	$435,599

		23,120,445

Total Collateralized Mortgage Obligations (cost $26,138,023)		29,176,187

Commercial Mortgage-Backed Securities 3.4%
	Principal Amount	Value
UNITED STATES 3.4%
COMM Mortgage Trust , Series 2015-CR26, Class D, 3.63%, 10/10/2048(b)	1,350,000	1,301,586
CSAIL Commercial Mortgage Trust , Series 2015-C4, Class D, 3.73%, 11/15/2048(b)	250,000	250,296
GS Mortgage Securities Trust , Series 2016-GS4, Class D, 3.23%, 11/10/2049(a)(b)	1,340,000	1,273,670
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2014-C16, Class D, 4.93%, 6/15/2047(a)(b)	950,000	783,963
Morgan Stanley Capital I Trust , Series 2016-UBS9, Class D, 3.00%, 3/15/2049(a)	785,000	738,466
Multifamily Connecticut Avenue Securities Trust , Series 2019-01, Class M10, 4.91%, 10/15/2049(a)(b)	500,000	525,318
UBS Commercial Mortgage Trust , Series 2017-C4, Class C, 4.60%, 10/15/2050(b)	810,000	880,448
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS5, Class D, 5.04%, 1/15/2059(b)	125,000	134,341
Total Commercial Mortgage-Backed Securities (cost

$5,418,137)		5,888,088

Corporate Bonds 58.2%
	Principal Amount	Value
ARGENTINA 0.4%
Electric Utilities 0.4%
Stoneway Capital Corp., 10.00%, 3/1/2027(a)	1,381,510	695,669

BERMUDA 1.0%
Beverages 0.7%
Bacardi Ltd., 5.30%, 5/15/2048(a)	1,000,000	1,230,331

Diversified Financial Services 0.3%
Everglades Re II Ltd., (3 Month Treasury Bill Rate + 5.23%), 5.23%, 5/8/2020(a)(c)	250,000	251,750
Pelican IV Re Ltd., (ICE LIBOR USD 6 Month + 2.04%, 2.04% Floor), 3.56%, 5/5/2020(a)(c)	250,000	249,375

		501,125

		1,731,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value
CANADA 1.4%
Chemicals 0.1%
NOVA Chemicals Corp., 5.25%, 6/1/2027(a)		$195,000	$198,413

Commercial Services & Supplies 0.3%
GFL Environmental, Inc.
7.00%, 6/1/2026(a)		290,000	302,238
5.13%, 12/15/2026(a)		310,000	319,254

			621,492

Energy Equipment & Services 0.4%
Tervita Corp., 7.63%, 12/1/2021(a)		704,000	716,320

Oil, Gas & Consumable Fuels 0.6%
MEG Energy Corp., 7.13%, 2/1/2027(a)		1,075,000	1,064,583

			2,600,808

CAYMAN ISLANDS 0.4%
Consumer Finance 0.4%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024(a)(d)		725,000	741,711

CHILE 0.6%
Airlines 0.6%
Latam Finance Ltd., 7.00%, 3/1/2026(a)		895,000	975,550

CYPRUS 0.7%
Consumer Finance 0.7%
ASG Finance Designated Activity Co., 7.88%, 12/3/2024(a)		1,295,000	1,235,106

DENMARK 0.7%
Banks 0.7%
Danske Bank A/S
(ICE LIBOR USD 3 Month + 1.25%), 3.00%, 9/20/2022(a)(c)		637,000	645,199
5.38%, 1/12/2024(a)		448,000	498,372

			1,143,571

FRANCE 0.2%
Road & Rail 0.2%
Kapla Holding SAS, 3.38%, 12/15/2026(a)	EUR	280,000	313,683

GERMANY 0.5%
Pharmaceuticals 0.5%
Cheplapharm Arzneimittel GmbH, 3.50%, 2/11/2027(a)		805,000	895,428

IRELAND 0.9%
Banks 0.4%
AIB Group plc, (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)		$620,000	663,777

Consumer Finance 0.5%
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022(a)		800,000	823,824

			1,487,601

ISRAEL 0.2%
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 1/31/2025(a)	EUR	300,000	355,996

ITALY 2.1%
Banks 1.4%
Intesa Sanpaolo SpA, Series XR, 4.70%, 9/23/2049(a)		$945,000	1,033,851

Corporate Bonds (continued)
	Principal Amount		Value
ITALY (continued)
Banks (continued)
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(c)		$1,260,000	$1,349,548

			2,383,399

Household Durables 0.4%
International Design Group SpA, 6.50%, 11/15/2025(a)	EUR	585,000	681,234

Pharmaceuticals 0.3%
Rossini Sarl, 6.75%, 10/30/2025(a)		475,000	579,163

			3,643,796

JAPAN 0.7%
Banks 0.7%
Sumitomo Mitsui Financial Group, Inc., 3.20%, 9/17/2029		$1,155,000	1,213,260

LUXEMBOURG 1.0%
Chemicals 0.4%
INEOS Finance plc, 2.88%, 5/1/2026(a)	EUR	725,000	817,127

Wireless Telecommunication Services 0.6%
Ypso Finance Bis SA, 6.00%, 2/15/2028(a)		$1,085,000	1,074,877

			1,892,004

MEXICO 1.7%
Hotels, Restaurants & Leisure 0.5%
Grupo Posadas SAB de CV, 7.88%, 6/30/2022(a)		988,000	953,420

Oil, Gas & Consumable Fuels 1.2%
Petroleos Mexicanos, 6.84%, 1/23/2030(a)		1,925,000	2,085,737

			3,039,157

NETHERLANDS 0.6%
Chemicals 0.4%
OCI NV, 3.13%, 11/1/2024(a)	EUR	575,000	648,927

Professional Services 0.2%
Intertrust Group BV, 3.38%, 11/15/2025(a)		300,000	346,815

			995,742

SINGAPORE 0.7%
Consumer Finance 0.7%
Avation Capital SA, 6.50%, 5/15/2021(a)		$1,205,000	1,244,163

SWITZERLAND 1.8%
Auto Components 0.3%
Garrett LX I Sarl, 5.13%, 10/15/2026(a)	EUR	475,000	518,897

Capital Markets 1.5%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(c)(e)		675,000	743,749
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 5.10%, 1/24/2030(a)(c)(e)		200,000	202,000
UBS Group AG, (USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(c)(e)		$640,000	704,710
VistaJet Malta Finance plc, 10.50%, 6/1/2024(a)		1,208,000	1,144,580

			2,795,039

			3,313,936

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value
UKRAINE 0.4%
Metals & Mining 0.4%
Metinvest BV, 7.75%, 10/17/2029(a)		$700,000	$736,848

UNITED ARAB EMIRATES 0.3%
Energy Equipment & Services 0.3%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		560,000	520,800

UNITED KINGDOM 1.2%
Banks 0.5%
Barclays plc, (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(c)(e)		800,000	876,000

Insurance 0.2%
Galaxy Bidco Ltd., 6.50%, 7/31/2026(a)	GBP	255,000	356,154

Oil, Gas & Consumable Fuels 0.5%
Neptune Energy Bondco plc, 6.63%, 5/15/2025(a)		$890,000	876,650

			2,108,804

UNITED STATES 40.7%
Air Freight & Logistics 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/2028(a)		540,000	548,122

Auto Components 0.6%
Dealer Tire LLC, 8.00%, 2/1/2028(a)		627,000	634,838
Panther BF Aggregator 2 LP, 4.38%, 5/15/2026(a)	EUR	325,000	371,254

			1,006,092

Banks 2.6%
Bank of America Corp., Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(c)(e)		$1,410,000	1,493,063
Citigroup, Inc., Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(c)(e)		925,000	942,344
JPMorgan Chase & Co., Series FF, (SOFR + 3.38%), 5.00%, 8/01/2024(c)(e)		932,000	974,872
JPMorgan Chase & Co., Series HH, (SOFR + 3.13%), 4.60%, 2/01/2025(c)(e)		1,290,000	1,314,768

			4,725,047

Biotechnology 1.1%
AbbVie, Inc., 4.05%, 11/21/2039(a)		544,000	591,917
Horizon Therapeutics USA, Inc., 5.50%, 8/1/2027(a)		1,215,000	1,295,554

			1,887,471

Building Products 0.6%
Patrick Industries, Inc., 7.50%, 10/15/2027(a)		617,000	670,987
Summit Materials LLC, 6.50%, 3/15/2027(a)		345,000	373,463

			1,044,450

Capital Markets 0.8%
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		1,210,000	1,330,985

Commercial Services & Supplies 0.9%
Allied Universal Holdco LLC, 6.63%, 7/15/2026(a)		265,000	281,728
Prime Security Services Borrower LLC, 5.75%, 4/15/2026(a)		1,090,000	1,149,950

			1,431,678

Consumer Finance 0.7%
Ford Motor Credit Co. LLC, 2.33%, 11/25/2025	EUR	1,110,000	1,265,667

Corporate Bonds (continued)
	Principal Amount		Value
UNITED STATES (continued)
Containers & Packaging 0.5%
Ball Corp., 1.50%, 3/15/2027	EUR	755,000	$837,333

Distributors 0.6%
Wolverine Escrow LLC, 8.50%, 11/15/2024(a)		$1,055,000	1,084,888

Diversified Consumer Services 0.4%
Sotheby’s, 7.38%, 10/15/2027(a)		745,000	758,894

Diversified Financial Services 0.5%
Fixed Income Trust, Series 2013-A, 7.70%, 10/15/2097(a)(f)		420,000	550,843
Verscend Escrow Corp., 9.75%, 8/15/2026(a)		335,000	364,312

			915,155

Diversified Telecommunication Services 3.8%
CCO Holdings LLC, 4.75%, 3/1/2030(a)		1,320,000	1,357,125
CenturyLink, Inc., 4.00%, 2/15/2027(a)		150,000	151,230
Frontier Communications Corp.
7.13%, 1/15/2023		750,000	352,500
8.50%, 4/1/2026(a)		265,000	271,625
Level 3 Financing, Inc., 4.63%, 9/15/2027(a)		1,345,000	1,382,014
Verizon Communications, Inc., 1.50%, 9/19/2039	EUR	2,000,000	2,271,136
Windstream Services LLC, 8.63%, 10/31/2025(a)(f)		$1,000,000	975,000

			6,760,630

Electric Utilities 0.8%
Duke Energy Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024(c)(e)		791,000	839,575
Vistra Operations Co. LLC, 5.63%, 2/15/2027(a)		540,000	561,600

			1,401,175

Electronic Equipment, Instruments & Components 1.6%
Belden, Inc., 3.88%, 3/15/2028(a)	EUR	905,000	1,064,498
Flex Ltd., 4.88%, 6/15/2029		$1,512,000	1,690,897

			2,755,395

Energy Equipment & Services 1.0%
Archrock Partners LP, 6.25%, 4/1/2028(a)		355,000	365,206
Transocean Sentry Ltd., 5.38%, 5/15/2023(a)		785,000	786,963
Transocean, Inc., 8.00%, 2/1/2027(a)		580,000	539,864

			1,692,033

Entertainment 1.0%
Netflix, Inc.
3.88%, 11/15/2029(a)	EUR	560,000	654,659
3.63%, 6/15/2030(a)		965,000	1,110,228

			1,764,887

Equity Real Estate Investment Trusts (REITs) 2.1% iStar, Inc.
4.75%, 10/1/2024		$480,000	499,200
4.25%, 8/1/2025		1,225,000	1,231,125
MPT Operating Partnership LP
3.69%, 6/5/2028	GBP	960,000	1,348,015
4.63%, 8/1/2029		$505,000	527,725

			3,606,065

Food Products 0.5%
Simmons Foods, Inc., 5.75%, 11/1/2024(a)		911,000	920,110

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value
UNITED STATES (continued)
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp., 0.63%, 12/1/2027	EUR	735,000	$819,585

Hotels, Restaurants & Leisure 1.7%
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)		$1,175,000	1,347,337
Scientific Games International, Inc.
3.38%, 2/15/2026(a)	EUR	135,000	152,375
7.00%, 5/15/2028(a)		$565,000	596,239
Station Casinos LLC, 4.50%, 2/15/2028(a)		870,000	868,660

			2,964,611

Household Durables 0.4%
M/I Homes, Inc., 4.95%, 2/1/2028(a)		735,000	757,050

Insurance 2.7%
Chubb INA Holdings, Inc., 0.88%, 12/15/2029	EUR	1,510,000	1,710,376
CNO Financial Group, Inc., 5.25%, 5/30/2029		$560,000	631,400
Farmers Exchange Capital III, (ICE LIBOR USD 3 Month + 3.45%), 5.45%, 10/15/2054(a)(c)		1,070,000	1,265,154
Liberty Mutual Group, Inc., (EUR Swap Annual 5 Year + 3.70%), 3.63%, 5/23/2059(a)(c)	EUR	950,000	1,098,207

			4,705,137

Internet & Direct Marketing Retail 1.1%
Expedia Group, Inc., 3.25%, 2/15/2030(a)		$1,905,000	1,872,549
QVC, Inc., 4.75%, 2/15/2027		135,000	136,246

			2,008,795

IT Services 0.8%
Fidelity National Information Services, Inc., 1.00%, 12/3/2028	EUR	510,000	579,078
Fiserv, Inc., 1.63%, 7/1/2030		630,000	749,590

			1,328,668

Machinery 0.4%
EnPro Industries, Inc., 5.75%, 10/15/2026		$628,000	662,540

Media 1.6%
Charter Communications Operating LLC, 4.80%, 3/1/2050		880,000	941,714
Diamond Sports Group LLC, 6.63%, 8/15/2027(a)(g)		445,000	416,075
MDC Partners, Inc., 6.50%, 5/1/2024(a)		1,517,000	1,372,885

			2,730,674

Metals & Mining 1.1%
Freeport-McMoRan, Inc., 5.25%, 9/1/2029(g)		830,000	879,800
Novelis Corp., 4.75%, 1/30/2030(a)		765,000	768,366
Steel Dynamics, Inc., 3.45%, 4/15/2030		224,000	230,907

			1,879,073

Multi-Utilities 0.6%
Dominion Energy, Inc., Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024(c)(e)		1,018,000	1,056,043

Oil, Gas & Consumable Fuels 5.4%
Cameron LNG LLC
3.30%, 1/15/2035(a)		240,000	253,179
3.40%, 1/15/2038(a)		639,000	672,017
Cheniere Energy Partners LP, 4.50%, 10/1/2029(a)		625,000	635,937

Corporate Bonds (continued)
	Principal Amount	Value
UNITED STATES (continued)
Cheniere Energy Partners LP(continued)
Energy Transfer Operating LP, Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(c)(e)	$1,370,000	$1,400,825
EnLink Midstream LLC, 5.38%, 6/1/2029	871,000	788,255
EnLink Midstream Partners LP, 5.60%, 4/1/2044	167,000	131,095
EQT Corp., 6.13%, 2/1/2025	900,000	817,174
Genesis Energy LP
6.50%, 10/1/2025	880,000	858,000
6.25%, 5/15/2026	425,000	405,824
Hess Midstream Operations LP, 5.13%, 6/15/2028(a)	520,000	536,760
Midwest Connector Capital Co. LLC, 4.63%, 4/1/2029(a)	587,000	647,917
MPLX LP, 4.50%, 4/15/2038	610,000	630,285
PBF Holding Co. LLC, 6.00%, 2/15/2028(a)	1,100,000	1,124,860
TerraForm Power Operating LLC, 4.75%, 1/15/2030(a)	575,000	605,912

		9,508,040

Paper & Forest Products 0.6%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)	940,000	1,010,500

Pharmaceuticals 0.6%
Bausch Health Cos., Inc.
7.00%, 1/15/2028(a)	257,000	278,367
5.00%, 1/30/2028(a)	185,000	187,312
7.25%, 5/30/2029(a)	373,000	420,449
5.25%, 1/30/2030(a)	130,000	132,438

		1,018,566

Road & Rail 0.2%
Union Pacific Corp., 3.75%, 2/5/2070	420,000	428,570

Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc., 4.25%, 4/15/2026(a)	384,000	414,561

Specialty Retail 0.5%
Michaels Stores, Inc., 8.00%, 7/15/2027(a)(g)	929,000	830,294

Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC, 4.90%, 10/1/2026(a)	560,000	623,424

Thrifts & Mortgage Finance 1.2%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a)	1,175,000	1,169,125
8.25%, 4/15/2025(a)	580,000	574,925
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/2027(a)	405,000	412,156

		2,156,206

Trading Companies & Distributors 0.3%
United Rentals North America, Inc., 3.88%, 11/15/2027	540,000	545,400

		71,183,814

Total Corporate Bonds (cost $99,578,890)		102,068,903

Foreign Government Securities 1.7%
	Principal Amount	Value
QATAR 0.8%
Qatar Government Bond, 4.82%, 3/14/2049 (a)	1,135,000	1,445,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value
UNITED ARAB EMIRATES 0.9%
Abu Dhabi Government Bond, 3.13%, 9/30/2049 (a)	$1,483,000	$1,482,078

Total Foreign Government Securities (cost $2,583,164)		2,927,784

Supranational 0.6%
	Principal Amount	Value
SUPRANATIONAL 0.6%
Banque Ouest Africaine de Developpement, 4.70%, 10/22/2031(a)	950,000	995,239

Total Supranational (cost $950,000)		995,239

Loan Participations 8.2%
	Principal Amount	Value
UNITED STATES 8.2%
Auto Components 0.3%
Trico Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 8.95%, 2/2/2024 (c)	603,578	605,087

Commercial Services & Supplies 0.1%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 10/10/2024 (c)	119,788	101,745

Communications Equipment 0.2%
CommScope, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 4/6/2026 (c)	394,013	393,355

Diversified Telecommunication Services 1.3%
CenturyLink, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.90%, 3/15/2027 (c)	945,000	943,668
Windstream Corp., Term Loan B, (ICE LIBOR USD 1 Month + 5.00%), 9.75%, 3/29/2021 (c)	850,278	822,644
Windstream Refinance, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 9.00%, 2/17/2024 (c)	615,000	585,019

		2,351,331

Equity Real Estate Investment Trusts (REITs) 0.2%
Iron Mountain, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 3.40%, 1/2/2026 (c)	329,138	328,041

Food Products 1.0%
Froneri International plc, Term Loan, (ICE LIBOR USD 6 Month + 2.25%), 3.90%, 1/29/2027 (c)	305,000	305,762
JBS USA LLC, Term Loan B, (ICE LIBOR USD 6 Month + 2.00%), 3.80%, 5/1/2026 (c)	1,369,650	1,375,403

		1,681,165

Health Care Providers & Services 0.5%
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 11/16/2025 (c)	934,350	937,751

Hotels, Restaurants & Leisure 0.9%
Spectacle Gary, Term Loan, (ICE LIBOR USD 6 Month + 9.00%), 11.00%, 11/8/2025 (c)	1,535,800	1,597,232

Loan Participations (continued)
	Principal Amount	Value
IT Services 0.7%
Dyncorp International, Inc., Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 7.67%, 8/18/2025 (c)	$1,254,125	$1,247,854

Machinery 0.5%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.81%, 4/19/2025 (c)	993,208	895,546

Media 0.2%
Diamond Sports Group LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.91%, 8/24/2026 (c)	379,050	378,459

Metals & Mining 0.8%
Aleris International, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.40%, 2/27/2023 (c)	1,231,250	1,229,711
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 6.95%, 8/23/2023 (c)	122,188	122,493

		1,352,204

Personal Products 0.5%
Alphabet Holding Co., Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 9/26/2024 (c)	888,496	845,972

Pharmaceuticals 0.2%
Bausch Health Cos., Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 6/2/2025 (c)	372,952	374,257

Semiconductors & Semiconductor Equipment 0.3%
Microchip Technology, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 5/29/2025 (c)	508,779	509,944

Wireless Telecommunication Services 0.5%
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.69%, 2/2/2024 (c)	806,850	795,256

Total Loan Participation (cost $14,348,688)		14,395,199

Short-Term Investment 0.1%
	Shares	Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (h)(i)	169,064	169,064

Total Short-Term Investment (cost $169,064)		169,064

Repurchase Agreements 1.1%
	Principal Amount	Value
BNP Paribas Securities Corp. 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $57,415, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $58,618. (i)	$57,407	57,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Repurchase Agreements 1.1% (continued)
	Principal Amount	Value
Royal Bank of Canada 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $1,918,065, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $1,958,264. (i)	$1,917,821	$1,917,821
Total Repurchase Agreements

(cost $1,975,228)		1,975,228

Total Investments (cost $162,094,242) — 96.3%		168,837,997

Other assets in excess of liabilities — 3.7%		6,546,571

NET ASSETS — 100.0%		$175,384,568

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

Currency:

EUR	Euro
GBP	British Pound
USD	United States Dollar

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $110,988,796 which represents 63.28% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(d)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.
(g)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,057,685, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $169,064 and $1,975,228, respectively, a total value of $2,144,292.

(h)	Represents 7-day effective yield as of January 31, 2020.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $2,144,292.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2020(1):
Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Markit CDX North American High Yield Index Series 33-V2	5.00	Quarterly	12/20/2024	3.08	USD 62,800,000	(4,098,449)	(1,414,131)	(5,512,580)
Markit CDX North American Investment Grade Index Series 33-V1	1.00	Quarterly	12/20/2024	0.51	USD 34,750,000	(618,081)	(228,361)	(846,442)

						(4,716,530)	(1,642,492)	(6,359,022)

1

The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At January 31, 2020, the Fund had $2,367,446 segregated as collateral for swap contracts.

Currency:

USD             United States Dollar

Forward Foreign Currency Contracts outstanding as of January 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	14,737,708	EUR	13,184,230	JPMorgan Chase Bank	2/18/2020	103,522

Total unrealized appreciation						103,522

USD	1,591,218	GBP	1,214,980	JPMorgan Chase Bank	2/18/2020	(13,744)

Total unrealized depreciation						(13,744)

Net unrealized appreciation						89,778

At January 31, 2020, the Fund has $270,000 segregated as collateral for forward foreign currency contracts.

Currency:

EUR             Euro

GBP             British Pound

USD             United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	20	3/2020	USD	2,633,125	3,647
					3,647
Short Contracts
Euro-Bobl	(10)	3/2020	EUR	(1,496,774)	(10,762)
Euro-Bund	(48)	3/2020	EUR	(9,318,149)	(167,184)
U.S. Treasury 2 Year Note	(64)	3/2020	USD	(13,847,000)	(49,823)
U.S. Treasury 5 Year Note	(236)	3/2020	USD	(28,395,594)	(314,629)
U.S. Treasury 10 Year Ultra Note	(81)	3/2020	USD	(11,798,156)	(186,605)
U.S. Treasury Long Bond	(33)	3/2020	USD	(5,396,531)	(199,172)
U.S. Treasury Ultra Bond	(57)	3/2020	USD	(11,040,188)	(335,217)
USD 10 Year Interest Rate Swap	(25)	3/2020	USD	(2,621,484)	(68,293)

					(1,331,685)
					(1,328,038)

At January 31, 2020, the Fund had $869,179 segregated as collateral with the broker for open futures contracts.

Currency:

EUR             Euro

USD             United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$–	$11,242,305	$–	$11,242,305
Collateralized Mortgage Obligations	–	29,176,187	–	29,176,187
Commercial Mortgage-Backed Securities	–	5,888,088	–	5,888,088
Corporate Bonds	–	102,068,903	–	102,068,903
Foreign Government Securities	–	2,927,784	–	2,927,784
Forward Foreign Currency Contracts	–	103,522	–	103,522
Futures Contracts	3,647	–	–	3,647
Loan Participations	–	14,395,199	–	14,395,199
Repurchase Agreements	–	1,975,228	–	1,975,228
Short-Term Investment	169,064	–	–	169,064
Supranational	–	995,239	–	995,239

Total Assets	$172,711	$168,772,455	$–	$168,945,166

Liabilities:
Swaps Contracts*	$–	$(1,642,492)	$–	$(1,642,492)
Forward Foreign Currency Contracts	–	(13,744)	–	(13,744)
Futures Contracts	(1,331,685)	–	–	(1,331,685)

Total Liabilities	$(1,331,685)	$(1,656,236)	$–	$(2,987,921)

Total	$(1,158,974)	$167,116,219	$–	$165,957,245

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

* Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Swap Contracts

Credit Default Swaps Contracts. The Fund entered into credit default swap contracts during the period ended January 31, 2020. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received at the beginning of the initiation period are included under Payable for variation margin on centrally cleared credit default swap contracts. These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2020 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$103,522
Futures Contracts Interest rate risk	Unrealized appreciation from futures contracts	$3,647
Total		$107,169

Liabilities:
Swap Contracts(a) Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$(1,642,492)
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(13,744)
Futures Contracts Interest rate risk	Unrealized depreciation from futures contracts	(1,331,685)
Total		$(2,987,921)

(a) Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 98.2%
	Shares	Value
Aerospace & Defense 0.2%
Vectrus, Inc. *	2,300	$128,225

Airlines 0.4%
JetBlue Airways Corp. *	13,900	275,637

Auto Components 0.6%
Dana, Inc.	25,800	397,578

Automobiles 0.3%
Winnebago Industries, Inc.	3,200	175,232

Banks 18.8%
Arrow Financial Corp.	4,100	143,746
Associated Banc-Corp.	24,800	494,264
Bancorp, Inc. (The) *	35,000	414,050
Bank of Commerce Holdings	12,894	137,966
Bank of Marin Bancorp	4,400	193,864
Bank of NT Butterfield & Son Ltd. (The)	14,700	488,334
Banner Corp.	9,600	494,880
Boston Private Financial Holdings, Inc.	42,600	485,640
Bridge Bancorp, Inc.	5,300	160,855
Capstar Financial Holdings, Inc.	12,100	181,137
Central Pacific Financial Corp.	17,000	471,410
Century Bancorp, Inc., Class A	2,300	197,800
Civista Bancshares, Inc.	7,200	158,472
Enterprise Bancorp, Inc.	4,100	127,182
Financial Institutions, Inc.	15,000	462,150
First Bancorp/PR	12,200	113,094
First Busey Corp.	3,200	81,600
First Financial Corp.	6,700	279,591
First Merchants Corp.	12,700	504,825
First Midwest Bancorp, Inc.	4,200	83,748
Fulton Financial Corp.	4,200	69,174
Hancock Whitney Corp.	2,200	87,428
Heartland Financial USA, Inc.	1,300	63,583
Heritage Commerce Corp.	34,000	394,400
Hilltop Holdings, Inc.	21,900	495,816
IBERIABANK Corp.	7,400	538,054
Independent Bank Corp.	13,200	282,216
International Bancshares Corp.	2,300	90,620
Macatawa Bank Corp.	14,802	156,161
Northrim Bancorp, Inc.	6,617	248,998
Orrstown Financial Services, Inc.	4,549	93,755
PCB Bancorp	100	1,521
Peapack Gladstone Financial Corp.	10,500	306,915
Peoples Bancorp of North Carolina, Inc.	3,000	82,050
Peoples Bancorp, Inc.	11,400	370,956
Popular, Inc.	8,500	475,660
Renasant Corp.	3,400	108,562
Republic Bancorp, Inc., Class A	4,800	201,120
SmartFinancial, Inc.	5,500	118,910
Synovus Financial Corp.	10,900	381,718
TriCo Bancshares	6,700	243,880
UMB Financial Corp.	2,700	179,442
Univest Financial Corp.	14,775	367,011
Valley National Bancorp	11,300	118,989
Webster Financial Corp.	2,800	125,608
WesBanco, Inc.	15,400	510,048

		11,787,203

Biotechnology 1.9%
Akebia Therapeutics, Inc. *	9,300	67,146
Ardelyx, Inc. *	17,141	121,358
BioSpecifics Technologies Corp. *	1,700	100,436
CareDx, Inc. *	2,800	67,648

Common Stocks (continued)
	Shares	Value
Biotechnology (continued)
Cidara Therapeutics, Inc. *	10,800	$34,020
Dicerna Pharmaceuticals, Inc. *	4,600	90,827
Eagle Pharmaceuticals, Inc. *	1,300	69,966
Esperion Therapeutics, Inc. *	1,700	91,936
Iovance Biotherapeutics, Inc. *	4,400	95,656
Jounce Therapeutics, Inc. *	14,652	92,161
Kura Oncology, Inc. *	7,100	83,354
Rocket Pharmaceuticals, Inc. *	2,452	50,217
Sangamo Therapeutics, Inc. *	11,000	80,630
Veracyte, Inc. *	3,600	94,500
Viking Therapeutics, Inc. *	8,500	53,380

		1,193,235

Building Products 1.5%
Builders FirstSource, Inc. *	19,600	485,982
Masonite International Corp. *	6,100	458,171

		944,153

Capital Markets 0.7%
Blucora, Inc. *	12,900	290,895
Victory Capital Holdings, Inc., Class A	7,700	160,622

		451,517

Chemicals 2.1%
Cabot Corp.	6,700	266,995
Koppers Holdings, Inc. *	10,300	323,214
Kraton Corp. *	18,900	310,905
Tredegar Corp.	19,523	397,293

		1,298,407

Commercial Services & Supplies 2.2%
ACCO Brands Corp.	46,000	397,440
Knoll, Inc.	17,200	425,872
SP Plus Corp. *	3,900	163,059
Steelcase, Inc., Class A	21,800	405,698

		1,392,069

Communications Equipment 0.6%
Clearfield, Inc. *	11,785	149,905
PC-Tel, Inc. *	27,200	218,960

		368,865

Construction & Engineering 4.1%
AECOM *	10,300	496,769
Aegion Corp. *	19,310	403,579
Arcosa, Inc.	7,700	336,875
Comfort Systems USA, Inc.	5,600	259,840
EMCOR Group, Inc.	3,000	246,510
Great Lakes Dredge & Dock Corp. *	14,700	153,909
IES Holdings, Inc. *	6,134	153,411
Northwest Pipe Co. *	4,700	153,831
Quanta Services, Inc.	10,300	403,245

		2,607,969

Consumer Finance 2.1%
Enova International, Inc. *	8,200	205,492
Navient Corp.	33,700	484,606
OneMain Holdings, Inc.	10,400	440,648
Regional Management Corp. *	5,800	159,790

		1,290,536

Containers & Packaging 0.5%
Graphic Packaging Holding Co.	18,700	292,281

Diversified Consumer Services 1.1%
Aspen Group, Inc. *	22,100	193,154
Carriage Services, Inc.	6,437	152,364
Perdoceo Education Corp. *	10,900	193,802

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Diversified Consumer Services (continued)
Select Interior Concepts, Inc., Class A *	19,000	$156,940

		696,260

Electric Utilities 1.6%
ALLETE, Inc.	2,800	233,744
Genie Energy Ltd., Class B	22,200	160,506
Portland General Electric Co.	10,300	633,450

		1,027,700

Electrical Equipment 1.5%
Atkore International Group, Inc. *	14,100	559,770
Encore Wire Corp.	3,300	179,223
Orion Energy Systems, Inc. *	46,800	230,256

		969,249

Electronic Equipment, Instruments & Components 4.2%
Anixter International, Inc. *	3,600	351,360
Arrow Electronics, Inc. *	3,200	243,008
Avnet, Inc.	8,800	321,112
CTS Corp.	5,300	155,343
ePlus, Inc. *	2,000	159,440
Insight Enterprises, Inc. *	5,100	335,937
Intellicheck, Inc. *	7,600	64,296
Jabil, Inc.	9,800	381,122
ScanSource, Inc. *	10,550	368,090
SYNNEX Corp.	1,700	234,192

		2,613,900

Energy Equipment & Services 0.0%†
Aspen Aerogels, Inc. *	1,000	8,270

Equity Real Estate Investment Trusts (REITs) 11.5%
Agree Realty Corp.	3,800	288,534
BRT Apartments Corp.	4,684	80,706
Community Healthcare Trust, Inc.	6,084	286,982
CoreSite Realty Corp.	3,800	446,310
Cousins Properties, Inc.	12,500	511,625
CubeSmart	15,900	503,553
CyrusOne, Inc.	8,100	492,885
DiamondRock Hospitality Co.	39,600	382,932
Douglas Emmett, Inc.	12,200	506,300
First Industrial Realty Trust, Inc.	11,900	508,130
Highwoods Properties, Inc.	10,200	511,122
Independence Realty Trust, Inc.	23,200	340,344
Innovative Industrial Properties, Inc.	4,000	358,000
Kilroy Realty Corp.	6,200	511,934
National Storage Affiliates Trust	6,400	218,560
NexPoint Residential Trust, Inc.	7,300	356,240
PotlatchDeltic Corp.	3,700	159,100
Spirit Realty Capital, Inc.	8,400	443,352
Sunstone Hotel Investors, Inc.	24,700	313,196

		7,219,805

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	3,500	145,915
US Foods Holding Corp. *	4,700	188,799

		334,714

Food Products 0.6%
Darling Ingredients, Inc. *	2,300	62,399
Ingredion, Inc.	1,700	149,600
John B Sanfilippo & Son, Inc.	2,190	184,617

		396,616

Gas Utilities 0.9%
Southwest Gas Holdings, Inc.	7,100	536,121

Health Care Equipment & Supplies 0.9%
Apyx Medical Corp. *	13,922	105,668
Cardiovascular Systems, Inc. *	2,200	99,858

Common Stocks (continued)
	Shares	Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp. *	9,500	$281,105
Sientra, Inc. *	18,300	110,898

		597,529

Health Care Providers & Services 2.0%
AdaptHealth Corp. *(a)	13,396	177,765
MEDNAX, Inc. *	13,750	317,212
National HealthCare Corp.	2,677	224,654
R1 RCM, Inc. *	15,000	187,500
Select Medical Holdings Corp. *	16,700	381,428

		1,288,559

Health Care Technology 0.1%
MTBC, Inc. *	13,800	66,930

Hotels, Restaurants & Leisure 0.9%
J Alexander’s Holdings, Inc. *	16,700	159,986
Wyndham Destinations, Inc.	8,100	393,093

		553,079

Household Durables 1.0%
Beazer Homes USA, Inc. *	4,800	66,000
M/I Homes, Inc. *	3,900	173,121
TRI Pointe Group, Inc. *	23,500	382,110

		621,231

Household Products 0.3%
Oil-Dri Corp. of America	4,905	173,637

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp. *	110,900	265,051

Insurance 2.8%
FedNat Holding Co.	13,200	204,996
Hallmark Financial Services, Inc. *	9,600	165,120
Kemper Corp.	5,700	424,194
National General Holdings Corp.	11,000	239,470
Primerica, Inc.	1,300	154,128
Stewart Information Services Corp.	6,400	267,200
Third Point Reinsurance Ltd. *	30,200	328,878

		1,783,986

Interactive Media & Services 0.1%
Meet Group, Inc. (The) *	12,200	65,026

Internet & Direct Marketing Retail 0.9%
1-800-Flowers.com, Inc., Class A *	10,000	151,900
Etsy, Inc. *	8,400	410,004

		561,904

IT Services 3.1%
CACI International, Inc., Class A *	1,600	427,904
ManTech International Corp., Class A	5,300	425,484
MAXIMUS, Inc.	3,500	251,125
Perspecta, Inc.	8,400	235,788
Sykes Enterprises, Inc. *	5,200	174,668
TTEC Holdings, Inc.	10,400	413,088

		1,928,057

Leisure Products 0.6%
Johnson Outdoors, Inc., Class A	3,020	237,372
Malibu Boats, Inc., Class A *	3,909	171,175

		408,547

Machinery 3.1%
Crane Co.	4,900	418,754
EnPro Industries, Inc.	6,600	385,704
Hillenbrand, Inc.	13,800	400,614
Miller Industries, Inc.	4,610	158,630
Spartan Motors, Inc.	9,300	158,100
Timken Co. (The)	7,700	404,481

		1,926,283

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Marine 0.2%
Matson, Inc.	3,800	$136,838

Media 0.3%
Cumulus Media, Inc., Class A *	14,000	196,000

Metals & Mining 1.4%
Commercial Metals Co.	16,600	341,130
Ryerson Holding Corp. *	17,740	181,835
Steel Dynamics, Inc.	12,300	367,524

		890,489

Mortgage Real Estate Investment Trusts (REITs) 1.6%
Arbor Realty Trust, Inc.	23,900	353,003
Invesco Mortgage Capital, Inc.	14,700	257,103
New Residential Investment Corp.	7,700	128,898
Two Harbors Investment Corp.	18,000	274,680

		1,013,684

Multi-Utilities 2.8%
Black Hills Corp.	6,470	537,204
MDU Resources Group, Inc.	18,700	553,707
NorthWestern Corp.	8,300	638,851

		1,729,762

Oil, Gas & Consumable Fuels 0.9%
Clean Energy Fuels Corp. *	68,200	156,860
Diamond S Shipping, Inc. *	14,217	157,524
International Seaways, Inc. *	7,295	162,387
SilverBow Resources, Inc. *	4,500	23,940
StealthGas, Inc. *	30,000	90,000

		590,711

Paper & Forest Products 1.1%
Domtar Corp.	10,900	379,538
PH Glatfelter Co.	18,300	305,610

		685,148

Personal Products 0.5%
Lifevantage Corp. *	10,355	169,615
Nu Skin Enterprises, Inc., Class A	4,600	149,914

		319,529

Pharmaceuticals 0.8%
Amphastar Pharmaceuticals, Inc. *	3,300	62,403
ANI Pharmaceuticals, Inc. *	1,500	93,000
Collegium Pharmaceutical, Inc. *	2,000	40,230
Intersect ENT, Inc. *	2,700	69,768
Provention Bio, Inc. *(a)	5,900	88,323
Reata Pharmaceuticals, Inc., Class A *	300	65,637
SCYNEXIS, Inc. *	95,440	82,365

		501,726

Professional Services 2.3%
CRA International, Inc.	3,000	159,840
Heidrick & Struggles International, Inc.	4,200	119,364
ICF International, Inc.	1,800	157,662
Kelly Services, Inc., Class A	16,200	287,712
Korn Ferry	10,100	413,898
ManpowerGroup, Inc.	3,100	283,619

		1,422,095

Real Estate Management & Development 0.3%
Newmark Group, Inc., Class A	16,500	194,205

Road & Rail 0.3%
Universal Logistics Holdings, Inc.	9,416	159,130

Semiconductors & Semiconductor Equipment 2.4%
Diodes, Inc. *	7,150	369,226
FormFactor, Inc. *	15,200	384,712
Ichor Holdings Ltd. *	5,200	173,628
Kulicke & Soffa Industries, Inc.	9,600	248,544

Common Stocks (continued)
	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc. *	11,100	$141,858
Ultra Clean Holdings, Inc. *	7,600	174,876

		1,492,844

Software 0.7%
Progress Software Corp.	10,000	451,300

Specialty Retail 1.0%
America’s Car-Mart, Inc. *	1,900	208,582
Sonic Automotive, Inc., Class A	9,100	287,833
Winmark Corp.	700	139,279

		635,694

Technology Hardware, Storage & Peripherals 0.5%
Xerox Holdings Corp.	8,900	316,573

Textiles, Apparel & Luxury Goods 0.6%
Rocky Brands, Inc.	3,396	92,167
Steven Madden Ltd.	6,700	258,352

		350,519

Thrifts & Mortgage Finance 3.7%
Flagstar Bancorp, Inc.	13,900	489,836
FS Bancorp, Inc.	700	38,304
MGIC Investment Corp.	42,300	583,317
MMA Capital Holdings, Inc. *	5,275	161,837
Mr. Cooper Group, Inc. *	14,200	175,796
Radian Group, Inc.	23,500	575,515
Riverview Bancorp, Inc.	21,000	154,560
Timberland Bancorp, Inc.	6,000	168,960

		2,348,125

Trading Companies & Distributors 2.0%
Applied Industrial Technologies, Inc.	6,700	432,619
CAI International, Inc. *	6,600	179,520
Fly Leasing Ltd., ADR-IE *	9,000	153,630
Systemax, Inc.	5,100	120,615
Textainer Group Holdings Ltd. *	3,500	33,145
Triton International Ltd.	8,400	315,420

		1,234,949

Water Utilities 0.3%
Consolidated Water Co. Ltd.	10,000	171,100

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	11,800	267,624

Total Common Stocks (cost $57,969,825)		61,753,406

Exchange Traded Fund 0.6%
	Shares	Value
Exchange Traded Fund 0.6%
Vanguard Small-Cap Value ETF	2,600	344,370

Total Exchange Traded Fund (cost $337,952)		344,370

Master Limited Partnership 0.4%
	Shares	Value
Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP	4,500	243,630

Total Master Limited Partnership (cost $250,195)		243,630

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Rights 0.0%†
	Number of Rights	Value
Biotechnology 0.0%†
Cidara Therapeutics, Inc., expiring at an exercise price of $2.51 on 2/10/2020*¥(a)	6,739	$991

Total Rights (cost $–)		991

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	19,929	19,929

Total Short-Term Investment (cost $19,929)		19,929

Repurchase Agreements 0.4%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $6,768, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $6,910. (c)	$6,767	6,767
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $226,095, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $230,834. (c)	226,067	226,067

Total Repurchase Agreements (cost $232,834)		232,834

Total Investments (cost $58,810,735) — 99.6%		62,595,160

Other assets in excess of liabilities — 0.4%		260,053

NET ASSETS — 100.0%		$62,855,213

*	Denotes a non-income producing security.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $241,128, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $19,929 and $232,834, respectively, a total value of $252,763.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $252,763.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IE	Ireland
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$61,753,406	$–	$–	$61,753,406
Exchange Traded Fund	344,370	–	–	344,370
Master Limited Partnership	243,630	–	–	243,630
Repurchase Agreements	–	232,834	–	232,834
Right	–	991	–	991
Short-Term Investment	19,929	–	–	19,929
Total	$62,361,335	$233,825	$–	$62,595,160

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 98.1%
	Shares	Value
ARGENTINA 1.0%
Internet & Direct Marketing Retail 0.4%
MercadoLibre, Inc. *	1,500	$994,500

Software 0.6%
Globant SA *	10,000	1,227,000

		2,221,500

AUSTRALIA 8.2%
Banks 0.4%
Commonwealth Bank of Australia	15,000	840,638

Biotechnology 1.1%
CSL Ltd.	12,500	2,555,875

Capital Markets 1.8%
ASX Ltd.	45,000	2,535,247
Macquarie Group Ltd.	6,000	571,447
Magellan Financial Group Ltd.	25,000	1,094,871

		4,201,565

Equity Real Estate Investment Trusts (REITs) 0.7%
Goodman Group	175,000	1,716,272

Health Care Equipment & Supplies 0.6%
Cochlear Ltd.	9,000	1,426,497

Hotels, Restaurants & Leisure 0.7%
Aristocrat Leisure Ltd.	70,000	1,654,062

Metals & Mining 2.1%
BHP Group Ltd.	70,000	1,802,640
BHP Group plc	50,000	1,095,140
Rio Tinto plc	30,000	1,616,697

		4,514,477

Multiline Retail 0.4%
Wesfarmers Ltd.	30,000	891,006

Oil, Gas & Consumable Fuels 0.4%
Beach Energy Ltd.	550,000	961,316

		18,761,708

BELGIUM 0.8%
Banks 0.3%
KBC Group NV	10,000	731,642

Insurance 0.5%
Ageas	18,000	992,405

		1,724,047

BRAZIL 0.7%
Beverages 0.4%
Ambev SA, ADR *	200,000	832,000

Capital Markets 0.3%
B3 SA - Brasil Bolsa Balcao	70,000	787,839

		1,619,839

CHINA 1.1%
Entertainment 0.6%
NetEase, Inc., ADR	4,000	1,283,040

Internet & Direct Marketing Retail 0.5%
Alibaba Group Holding Ltd., ADR *	6,000	1,239,540

		2,522,580

COLOMBIA 1.3%
Banks 0.9%
Bancolombia SA, ADR	17,900	939,213
Grupo Aval Acciones y Valores SA, ADR	120,000	1,014,000

		1,953,213

Common Stocks (continued)
	Shares	Value
COLOMBIA (continued)
Oil, Gas & Consumable Fuels 0.4%
Ecopetrol SA, ADR	51,100	$945,350

		2,898,563

DENMARK 1.7%
Air Freight & Logistics 0.4%
DSV PANALPINA A/S	8,000	870,228

Electric Utilities 0.4%
Orsted A/S Reg. S (a)	8,000	872,116

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	35,000	2,136,594

		3,878,938

EGYPT 1.0%
Banks 1.0%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	447,693	2,359,841

FINLAND 0.3%
Multiline Retail 0.3%
Tokmanni Group Corp.	55,000	796,479

FRANCE 13.1%
Automobiles 0.8%
Peugeot SA	90,000	1,867,939

Banks 1.2%
BNP Paribas SA	28,000	1,488,880
Credit Agricole SA	100,000	1,353,712

		2,842,592

Chemicals 0.8%
Air Liquide SA	13,000	1,883,170

Construction & Engineering 2.4%
Bouygues SA	30,000	1,184,146
Eiffage SA	30,000	3,482,456
Vinci SA	7,000	775,383

		5,441,985

Electrical Equipment 1.3%
Schneider Electric SE	30,000	3,007,288

Food & Staples Retailing 0.3%
Carrefour SA	38,000	644,285

Food Products 0.5%
Danone SA	13,000	1,041,069

IT Services 0.5%
Capgemini SE	10,000	1,240,838

Media 0.6%
Lagardere SCA	70,000	1,335,306

Multi-Utilities 0.8%
Engie SA	100,000	1,721,468

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	40,000	1,949,229

Personal Products 1.2%
L’Oreal SA	10,000	2,802,120

Pharmaceuticals 0.3%
Sanofi	7,500	723,330

Textiles, Apparel & Luxury Goods 1.6%
Kering SA	1,900	1,167,030
LVMH Moet Hennessy Louis Vuitton SE	5,500	2,403,017

		3,570,047

		30,070,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)
	Shares	Value
GERMANY 7.3%
Aerospace & Defense 0.4%
MTU Aero Engines AG	3,000	$913,544

Air Freight & Logistics 0.5%
Deutsche Post AG (Registered)	32,000	1,120,651

Construction & Engineering 0.4%
Hochtief AG	8,000	925,657

Construction Materials 0.4%
HeidelbergCement AG	15,000	1,019,424

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	55,000	891,083

Health Care Equipment & Supplies 0.3%
Siemens Healthineers AG Reg. S (a)	16,000	754,844

Insurance 1.8%
Allianz SE (Registered)	12,000	2,876,572
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,400	1,298,341

		4,174,913

Multi-Utilities 0.4%
RWE AG	25,000	869,582

Professional Services 0.9%
Amadeus Fire AG	11,536	1,959,929

Software 0.6%
SAP SE	10,000	1,308,630

Textiles, Apparel & Luxury Goods 0.8%
adidas AG	6,000	1,899,258

Transportation Infrastructure 0.4%
Hamburger Hafen und Logistik AG	40,128	992,341

		16,829,856

HONG KONG 1.0%
Diversified Telecommunication Services 0.3%
HKT Trust & HKT Ltd.	400,000	596,925

Food Products 0.4%
WH Group Ltd. Reg. S (a)	850,000	805,322

Insurance 0.3%
AIA Group Ltd.	100,000	985,900

		2,388,147

HUNGARY 1.1%
Banks 0.7%
OTP Bank Nyrt.	30,000	1,390,961

Oil, Gas & Consumable Fuels 0.2%
MOL Hungarian Oil & Gas plc	65,000	549,590

Pharmaceuticals 0.2%
Richter Gedeon Nyrt	26,000	557,815

		2,498,366

IRELAND 0.9%
Building Products 0.4%
Kingspan Group plc	16,000	986,242

Construction Materials 0.5%
CRH plc	26,500	998,005

		1,984,247

ISRAEL 0.6%
Banks 0.6%
Bank Leumi Le-Israel BM	90,000	648,079
Israel Discount Bank Ltd., Class A	180,000	819,068

		1,467,147

ITALY 3.1%
Automobiles 0.4%
Ferrari NV	5,000	844,620

Common Stocks (continued)
	Shares	Value
ITALY (continued)
Banks 1.0%
Intesa Sanpaolo SpA	400,000	$994,239
Mediobanca Banca di Credito Finanziario SpA (b)	140,000	1,396,750

		2,390,989

Electric Utilities 0.7%
Enel SpA	180,000	1,568,515

Electrical Equipment 0.3%
Prysmian SpA	35,000	775,269

Insurance 0.3%
Assicurazioni Generali SpA	40,000	779,825

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	60,000	841,559

		7,200,777

JAPAN 19.1%
Auto Components 0.6%
Bridgestone Corp.	20,900	738,532
Denso Corp.	15,000	608,778

		1,347,310

Automobiles 2.1%
Mazda Motor Corp.	120,000	998,965
Suzuki Motor Corp.	12,800	581,104
Toyota Motor Corp.	35,000	2,428,398
Yamaha Motor Co. Ltd.	60,000	1,102,915

		5,111,382

Banks 1.2%
Mitsubishi UFJ Financial Group, Inc.	250,000	1,278,979
Sumitomo Mitsui Financial Group, Inc.	45,000	1,576,940

		2,855,919

Chemicals 1.5%
Mitsui Chemicals, Inc.	80,000	1,749,966
Teijin Ltd.	100,000	1,786,449

		3,536,415

Commercial Services & Supplies 0.8%
Kokuyo Co. Ltd.	130,000	1,924,323

Construction & Engineering 1.1%
Obayashi Corp.	225,000	2,459,106

Diversified Financial Services 0.3%
ORIX Corp.	45,000	760,537

Diversified Telecommunication Services 1.0%
Nippon Telegraph & Telephone Corp.	90,000	2,291,453

Electrical Equipment 0.8%
Fuji Electric Co. Ltd.	33,000	962,568
Mitsubishi Electric Corp.	55,000	758,942

		1,721,510

Electronic Equipment, Instruments & Components 1.4%
Hitachi Ltd.	60,000	2,291,248
Topcon Corp.	73,000	997,971

		3,289,219

Entertainment 0.9%
Nintendo Co. Ltd.	5,500	2,037,121

Food & Staples Retailing 0.5%
Seven & i Holdings Co. Ltd.	27,000	1,035,172

Health Care Equipment & Supplies 0.8%
Hoya Corp.	20,000	1,922,486

Household Durables 1.0%
Haseko Corp.	130,000	1,693,367
Sekisui Chemical Co. Ltd.	40,000	663,689

		2,357,056

Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	25,000	827,092

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)
	Shares	Value
JAPAN (continued)
Machinery 0.5%
Komatsu Ltd.	50,000	$1,098,618

Pharmaceuticals 1.5%
Astellas Pharma, Inc.	115,000	2,037,579
Shionogi & Co. Ltd.	23,000	1,367,295

		3,404,874

Professional Services 0.3%
Recruit Holdings Co. Ltd.	20,000	782,204

Real Estate Management & Development 0.3%
Daito Trust Construction Co. Ltd.	6,000	706,642

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	20,000	1,054,224

Technology Hardware, Storage & Peripherals 0.9%
Canon, Inc.	75,000	1,976,281

Trading Companies & Distributors 0.3%
Sumitomo Corp.	45,000	670,863

Wireless Telecommunication Services 0.4%
Softbank Corp.	70,000	961,276

		44,131,083

NETHERLANDS 6.6%
Capital Markets 0.4%
Euronext NV Reg. S (a)	10,000	866,941

Chemicals 0.4%
Koninklijke DSM NV	7,000	855,880

Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize NV	80,000	1,965,176

Health Care Equipment & Supplies 0.5%
Koninklijke Philips NV	25,000	1,144,389

Insurance 0.5%
NN Group NV	35,000	1,216,544

IT Services 0.4%
Adyen NV Reg. S *(a)	1,000	918,855

Oil, Gas & Consumable Fuels 1.1%
Royal Dutch Shell plc, Class B	100,000	2,632,998

Professional Services 1.0%
Randstad NV	10,000	574,051
Wolters Kluwer NV	22,000	1,653,836

		2,227,887

Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV (Registered), NYRS	8,000	2,245,279
NXP Semiconductors NV	8,000	1,014,880

		3,260,159

		15,088,829

NEW ZEALAND 0.5%
Diversified Telecommunication Services 0.2%
Spark New Zealand Ltd.	130,515	391,973

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	20,000	299,939

Independent Power and Renewable Electricity Producers 0.2%
Meridian Energy Ltd.	112,469	386,214

		1,078,126

NORWAY 0.3%
Banks 0.3%
DNB ASA	35,000	610,707

PAKISTAN 0.4%
Banks 0.1%
MCB Bank Ltd.	200,000	272,089

Chemicals 0.1%
Engro Fertilizers Ltd.	600,000	262,381

Common Stocks (continued)
	Shares	Value
PAKISTAN (continued)
Oil, Gas & Consumable Fuels 0.2%
Oil & Gas Development Co. Ltd.	500,000	$445,958

		980,428

RUSSIA 1.5%
Banks 0.4%
Sberbank of Russia PJSC, ADR	60,000	956,628

Metals & Mining 0.2%
Severstal PJSC, GDR Reg. S	40,000	562,153

Oil, Gas & Consumable Fuels 0.9%
LUKOIL PJSC, ADR	12,000	1,220,278
Rosneft Oil Co. PJSC, GDR Reg. S	80,000	597,702

		1,817,980

		3,336,761

SINGAPORE 1.5%
Banks 0.5%
DBS Group Holdings Ltd.	60,000	1,100,806

Real Estate Management & Development 0.5%
CapitaLand Ltd.	432,162	1,137,824

Road & Rail 0.5%
ComfortDelGro Corp. Ltd.	813,733	1,283,769

		3,522,399

SOUTH AFRICA 1.1%
Metals & Mining 1.1%
Anglo American plc	100,000	2,620,202

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	20,000	935,984

SPAIN 0.2%
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA (b)	13,005	431,271

SWEDEN 1.2%
Banks 0.5%
Skandinaviska Enskilda Banken AB, Class A	100,000	987,702

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	100,000	786,850

Specialty Retail 0.4%
Hennes & Mauritz AB, Class B (b)	40,000	878,742

		2,653,294

SWITZERLAND 9.0%
Beverages 0.5%
Coca-Cola HBC AG *	30,000	1,105,686

Food Products 1.9%
Nestle SA (Registered)	40,000	4,415,760

Health Care Equipment & Supplies 0.5%
Sonova Holding AG (Registered)	5,000	1,254,860

Insurance 1.1%
Swiss Life Holding AG (Registered)	5,000	2,513,696

Pharmaceuticals 3.7%
Novartis AG (Registered)	35,000	3,310,806
Roche Holding AG	15,000	5,048,413

		8,359,219

Technology Hardware, Storage & Peripherals 1.3%
Logitech International SA (Registered)	65,000	2,923,107

		20,572,328

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)
	Shares	Value
TAIWAN 0.5%
Entertainment 0.5%
Sea Ltd., ADR *	25,000	$1,131,000

UNITED KINGDOM 12.0%
Aerospace & Defense 0.7%
BAE Systems plc	200,000	1,672,792

Banks 0.7%
Barclays plc	300,000	663,446
Standard Chartered plc	120,000	998,902

		1,662,348

Beverages 0.9%
Diageo plc	55,000	2,176,154

Capital Markets 1.1%
3i Group plc	140,000	2,036,356
Man Group plc	280,000	567,464

		2,603,820

Electronic Equipment, Instruments & Components 0.4%
Electrocomponents plc	100,000	874,132

Hotels, Restaurants & Leisure 0.3%
Compass Group plc	30,000	743,046

Household Durables 0.4%
Persimmon plc	20,000	809,701

Insurance 1.2%
Direct Line Insurance Group plc	300,000	1,342,608
Phoenix Group Holdings plc	150,000	1,496,726

		2,839,334

Interactive Media & Services 0.6%
Auto Trader Group plc Reg. S (a)	200,000	1,471,075

Personal Products 1.0%
Unilever NV	17,000	988,728
Unilever plc	20,000	1,194,549

		2,183,277

Pharmaceuticals 2.3%
AstraZeneca plc, ADR	50,000	2,435,000
GlaxoSmithKline plc	110,000	2,582,810

		5,017,810

Professional Services 1.9%
Experian plc	40,000	1,390,958
Intertek Group plc	9,000	684,410
RELX plc	80,000	2,124,440

		4,199,808

Specialty Retail 0.5%
WH Smith plc	37,000	1,172,754

		27,426,051

UNITED STATES 0.6%
Trading Companies & Distributors 0.6%
Ferguson plc	16,000	1,434,083

Total Common Stocks (cost $196,692,731)		225,175,247

Exchange Traded Fund 0.8%
	Shares	Market Value
UNITED STATES 0.8%
VanEck Vectors Vietnam ETF	120,000	1,786,800

Total Exchange Traded Fund (cost $2,217,415)		1,786,800

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50%, (c)(d)	36,724	$36,724

Total Short-Term Investment (cost $36,724)		36,724

Repurchase Agreements 0.2%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $12,472, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $12,733.(d)	$12,470	12,470
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $416,641, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $425,373.(d)	416,588	416,588

Total Repurchase Agreements (cost $429,058)		429,058

Total Investments (cost $199,375,928) — 99.1%		227,427,829

Other assets in excess of liabilities — 0.9%		2,039,192

NET ASSETS — 100.0%		$229,467,021

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $5,689,153 which represents 2.48% of net assets.

(b)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,232,473, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $36,724 and $429,058, respectively, and by $2,366,751 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $2,832,533.

(c)	Represents 7-day effective yield as of January 31, 2020.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $465,782.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$2,586,336	$–	$2,586,336
Air Freight & Logistics	–	1,990,880	–	1,990,880
Auto Components	–	1,347,310	–	1,347,310
Automobiles	–	7,823,941	–	7,823,941
Banks	1,953,213	20,470,010	–	22,423,223
Beverages	832,000	3,281,840	–	4,113,840
Biotechnology	–	2,555,875	–	2,555,875
Building Products	–	986,242	–	986,242
Capital Markets	787,839	7,672,326	–	8,460,165
Chemicals	–	6,537,846	–	6,537,846
Commercial Services & Supplies	–	1,924,323	–	1,924,323
Communications Equipment	–	786,850	–	786,850
Construction & Engineering	–	9,258,020	–	9,258,020
Construction Materials	–	2,017,430	–	2,017,430
Diversified Financial Services	–	760,537	–	760,537
Diversified Telecommunication Services	–	4,171,433	–	4,171,433
Electric Utilities	–	2,440,631	–	2,440,631
Electrical Equipment	–	5,504,067	–	5,504,067
Electronic Equipment, Instruments & Components	–	4,163,350	–	4,163,350
Entertainment	2,414,040	2,037,121	–	4,451,161
Equity Real Estate Investment Trusts (REITs)	–	1,716,272	–	1,716,272
Food & Staples Retailing	–	3,644,633	–	3,644,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks(continued)
Food Products	$–	$6,262,150	$–	$6,262,150
Health Care Equipment & Supplies	–	6,803,015	–	6,803,015
Hotels, Restaurants & Leisure	–	2,397,107	–	2,397,107
Household Durables	–	3,166,757	–	3,166,757
Independent Power and Renewable Electricity Producers	–	386,214	–	386,214
Insurance	–	14,329,707	–	14,329,707
Interactive Media & Services	–	1,471,075	–	1,471,075
Internet & Direct Marketing Retail	2,234,040	–	–	2,234,040
IT Services	–	2,159,693	–	2,159,693
Machinery	–	1,098,618	–	1,098,618
Media	–	1,335,306	–	1,335,306
Metals & Mining	–	7,696,832	–	7,696,832
Multiline Retail	–	1,687,485	–	1,687,485
Multi-Utilities	–	2,591,050	–	2,591,050
Oil, Gas & Consumable Fuels	945,350	9,198,630	–	10,143,980
Personal Products	–	4,985,397	–	4,985,397
Pharmaceuticals	2,435,000	17,764,642	–	20,199,642
Professional Services	–	9,169,830	–	9,169,830
Real Estate Management & Development	–	1,844,466	–	1,844,466
Road & Rail	–	1,283,769	–	1,283,769
Semiconductors & Semiconductor Equipment	3,260,160	1,054,224	–	4,314,384
Software	1,227,000	1,308,630	–	2,535,630
Specialty Retail	–	2,051,496	–	2,051,496
Technology Hardware, Storage & Peripherals	–	5,835,372	–	5,835,372
Textiles, Apparel & Luxury Goods	–	5,469,305	–	5,469,305
Trading Companies & Distributors	–	2,104,945	–	2,104,945
Transportation Infrastructure	–	992,341	–	992,341
Wireless Telecommunication Services	–	961,276	–	961,276
Total Common Stocks	$16,088,642	$209,086,605	$–	$225,175,247
Exchange Traded Fund	$1,786,800	$–	$–	$1,786,800
Repurchase Agreements	–	429,058	–	429,058
Short-Term Investment	36,724	–	–	36,724
Total	$17,912,166	$209,515,663	$–	$227,427,829

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investment

January 31, 2020 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.4%
	Shares	Value
Biotechnology 5.7%
Acceleron Pharma, Inc. *	7,000	$635,460
Alnylam Pharmaceuticals, Inc. *	3,500	401,765
Apellis Pharmaceuticals, Inc. *	11,000	452,210
Arena Pharmaceuticals, Inc. *	11,000	502,590
Assembly Biosciences, Inc. *	15,000	263,400
Biogen, Inc. *	900	241,965
BioMarin Pharmaceutical, Inc. *	4,000	334,000
Bluebird Bio, Inc. *	6,100	486,109
Esperion Therapeutics, Inc. *	10,200	551,616
FibroGen, Inc. *	10,000	418,500
Gilead Sciences, Inc.	5,000	316,000
Ionis Pharmaceuticals, Inc. *	3,000	174,960
Iovance Biotherapeutics, Inc. *	25,000	543,500
Kura Oncology, Inc. *	35,000	410,900
Magenta Therapeutics, Inc. *	28,000	332,640
Neurocrine Biosciences, Inc. *	3,900	390,312
Precision BioSciences, Inc. *	35,000	283,150
Sage Therapeutics, Inc. *	5,000	331,400
Vertex Pharmaceuticals, Inc. *	2,200	499,510
Xencor, Inc. *	14,500	492,130

		8,062,117

Communications Equipment 3.4%
Cisco Systems, Inc.	105,370	4,843,859

Electronic Equipment, Instruments & Components 2.8%
Insight Enterprises, Inc. *	27,900	1,837,773
TE Connectivity Ltd.	23,705	2,185,127

		4,022,900

Entertainment 4.5%
Activision Blizzard, Inc.	38,100	2,228,088
Electronic Arts, Inc. *	31,150	3,361,708
Sea Ltd., ADR-TW *	17,500	791,700

		6,381,496

Household Durables 2.3%
Sony Corp., ADR-JP	46,800	3,284,424

Interactive Media & Services 12.5%
Alphabet, Inc., Class A *	5,300	7,593,734
Alphabet, Inc., Class C *	1,901	2,726,471
Facebook, Inc., Class A *	31,165	6,292,525
Pinterest, Inc., Class A *	46,325	1,020,540

		17,633,270

Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc. *	2,520	5,061,974

IT Services 13.3%
Akamai Technologies, Inc. *	19,550	1,824,992
Booz Allen Hamilton Holding Corp.	36,400	2,840,656
Cognizant Technology Solutions Corp., Class A	19,225	1,180,030
Euronet Worldwide, Inc. *	25,850	4,074,994
Fiserv, Inc. *	14,000	1,660,540
PayPal Holdings, Inc. *	31,450	3,581,841
Twilio, Inc., Class A *	13,930	1,732,056
Visa, Inc., Class A	9,380	1,866,339

		18,761,448

Pharmaceuticals 1.4%
Arvinas, Inc. *	10,500	508,830
Bristol-Myers Squibb Co.	2,800	176,260
Catalent, Inc. *	8,000	488,800
Pfizer, Inc.	5,500	204,820

Common Stocks (continued)
	Shares	Value
Pharmaceuticals (continued)
Provention Bio, Inc. *(a)	36,500	$546,405

		1,925,115

Semiconductors & Semiconductor Equipment 16.8%
Broadcom, Inc.	7,866	2,400,389
KLA Corp.	18,490	3,064,533
Lam Research Corp.	9,940	2,964,207
Micron Technology, Inc. *	31,750	1,685,607
NVIDIA Corp.	14,200	3,357,306
NXP Semiconductors NV	29,550	3,748,713
QUALCOMM, Inc.	26,205	2,235,549
Texas Instruments, Inc.	35,750	4,313,237

		23,769,541

Software 23.7%
Adobe, Inc. *	16,000	5,618,240
Anaplan, Inc. *	19,425	1,118,686
Avalara, Inc. *	13,625	1,160,032
Elastic NV *	13,850	898,588
HubSpot, Inc. *	6,150	1,112,781
Microsoft Corp.	82,900	14,112,067
Oracle Corp.	46,900	2,459,905
Qualys, Inc. *	10,600	908,844
RingCentral, Inc., Class A *	20,900	4,296,622
ServiceNow, Inc. *	2,950	997,779
Varonis Systems, Inc. *	9,050	757,123

		33,440,667

Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc.	28,350	8,774,609
HP, Inc.	107,510	2,292,113
NetApp, Inc.	40,300	2,152,020

		13,218,742

Total Common Stocks (cost $53,498,534)		140,405,553

Rights 0.1%
	Number of Rights	Value
Pharmaceuticals 0.1%
Bristol-Myers Squibb Co., CVR *	30,000	104,400

Total Rights (cost $101,713)		104,400

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	13,690	13,690

Total Short-Term Investment (cost $13,690)		13,690

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Repurchase Agreements 0.1%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $4,649, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $4,746. (c)	$4,648	$4,648
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $155,313, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $158,568. (c)	155,293	155,293

Total Repurchase Agreements (cost $159,941)		159,941

Total Investments (cost $53,773,878) — 99.6%		140,683,584

Other assets in excess of liabilities — 0.4%		529,480

NET ASSETS — 100.0%		$141,213,064

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $159,954, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $13,690 and $159,941, respectively, a total value of $173,631.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $173,631.

ADR	American Depositary Receipt
JP	Japan
TW	Taiwan
CVR	Contingent Value Rights

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investment (Continued)

January 31, 2020 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$140,405,553	$–	$–	$140,405,553
Repurchase Agreements	–	159,941	–	159,941
Right	104,400	–	–	104,400
Short-Term Investment	13,690	–	–	13,690
Total	$140,523,643	$159,941	$–	$140,683,584

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 15.5%
	Principal Amount	Value

Airlines 1.9%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$2,804,085	$2,885,400
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/2020(a)	378,366	383,783
British Airways Pass-Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020(a)	87,608	88,098
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 4/19/2022	131,969	139,026
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 4/11/2022	909,415	942,565
Series 2016-1, Class B, 3.65%, 1/7/2026	2,496,056	2,577,796

		7,016,668

Automobiles 2.6%
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	2,142,000	2,162,667
Flagship Credit Auto Trust
Series 2019-3, Class A, 2.33%, 2/15/2024(a)	2,967,186	2,978,631
Series 2019-4, Class A, 2.17%, 6/17/2024(a)	1,292,058	1,297,858
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	402,906	404,012
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	3,000,000	3,044,134

		9,887,302

Home Equity 2.4%
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 2.40%, 8/25/2035(b)	5,298,674	5,322,332
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 2.91%, 1/25/2036(b)	1,029,000	1,035,992
Soundview Home Loan Trust, Series 2006-WF2, Class M1, 1.88%, 12/25/2036(b)	2,773,982	2,773,814
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 3/25/2034(c)	926	931

		9,133,069

Other 8.6%
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	889,355	941,974
CCG Receivables Trust
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	1,832,105	1,848,733
Series 2019-2, Class A2, 2.11%, 3/15/2027(a)	1,462,000	1,468,783
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, 3.63%, 6/9/2030(a)(b)	3,000,000	2,997,492
CVS Pass-Through Trust, 6.94%, 1/10/2030	1,596,976	1,900,831

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	$1,773,173	$1,846,256
Goodgreen, Series 2019-2A, Class A, 2.76%, 10/15/2054(a)	1,768,490	1,787,552
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	184,537	193,278
HERO Funding Trust
Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	275,682	289,259
Series 2015-1A, Class A, 3.84%, 9/21/2040(a)	1,179,556	1,227,971
Invitation Homes Trust, Series 2018-SFR3, Class A, 2.67%, 7/17/2037(a)(b)	1,880,876	1,880,874
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.05%, 4/19/2030(a)(b)	1,250,000	1,249,575
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class A, 3.15%, 1/19/2032(a)(b)	500,000	500,957
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T2, Class AT2, 2.52%, 8/15/2053(a)	4,570,000	4,589,111
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	2,642,000	2,665,526
Ocwen Master Advance Receivables Trust, Series 2019-T2, Class AT2, 2.42%, 8/15/2051(a)	3,330,000	3,365,462
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053(a)	1,850,522	1,920,365
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2, Class AT2, 2.32%, 10/15/2052(a)	1,120,000	1,128,096
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25%, 10/25/2059(a)(b)	590,000	612,807

		32,414,902

Total Asset-Backed Securities (cost $57,269,764)		58,451,941

Collateralized Mortgage Obligations 7.3%
	Principal Amount	Value
Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 3/25/2037	278,100	233,239
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 5.32%, 10/25/2034(c)	19,789	20,004
Chase Mortgage Finance Corp., Series 2016-SH2, Class M2, 3.75%, 12/25/2045(a)(b)	5,623,812	5,890,150
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 8/25/2035	75,931	66,112
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 1/25/2053(a)(b)	1,018,489	1,048,384
FNMA REMICS
Series 2003-33, Class LB, 5.50%, 5/25/2023	230,531	238,371
Series 2009-42, Class AP, 4.50%, 3/25/2039	78,163	80,585

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
FNMA REMICS (continued)
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/2035	$224,735	$214,071
Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/2059(a)(b)	1,542,690	1,563,895
New Residential Mortgage Loan Trust
Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	1,447,709	1,512,127
Series 2019-1A, Class A1, 4.00%, 9/25/2057(a)(b)	1,515,598	1,575,051
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	469,906	496,086
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	2,968,433	3,162,143
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	1,498,775	1,585,613
Series 2018-3A, Class A1, 4.50%, 5/25/2058(a)(b)	2,312,943	2,453,035
Series 2019-RPL2, Class A1, 3.25%, 2/25/2059(a)(b)	3,740,378	3,848,725
RCO Trust, Series 2018-VFS1, Class A1, 4.27%, 12/26/2053(a)(b)	1,615,539	1,655,198
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	624,431	639,221
Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	719,578	723,479
Visio Trust, Series 2019-2, Class A2, 2.92%, 11/25/2054(a)(b)	734,245	740,923

Total Collateralized Mortgage Obligations (cost $27,223,664)		27,746,412

Commercial Mortgage-Backed Securities 9.9%
	Principal Amount	Value
Aventura Mall Trust, Series 2018-AVM, Class A, 4.25%, 7/5/2040(a)(b)	700,000	799,039
BANK
Series 2019-BN17, Class A4, 3.71%, 4/15/2052	1,900,000	2,139,886
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	300,000	324,714
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	3,400,000	3,620,828
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 5/15/2052	850,000	941,998
BBCMS Mortgage Trust
Series 2016-ETC, Class C, 3.39%, 8/14/2036(a)	6,300,000	6,431,211
Series 2018-C2, Class A5, 4.31%, 12/15/2051	800,000	927,070
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 7/15/2051	700,000	806,134
Series 2019-B11, Class AS, 3.78%, 5/15/2052	730,000	808,970
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,000,000	1,120,770
Series 2019-B10, Class AM, 3.98%, 3/15/2062	700,000	785,899
Series 2019-B15, Class A5, 2.93%, 12/15/2072	2,450,000	2,599,569

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 1/15/2053	$3,700,000	$3,938,190
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4, 4.05%, 3/15/2052	550,000	625,877
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 7/10/2051(b)	510,000	584,583
Morgan Stanley Capital I Trust
Series 2019-H7, Class A4, 3.26%, 7/15/2052	700,000	757,369
Series 2019-L3, Class A4, 3.13%, 11/15/2052	3,091,000	3,316,537
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 8/15/2038(a)	400,000	445,569
UBS Commercial Mortgage Trust
Series 2018-C9, Class A4, 4.12%, 3/15/2051(b)	860,000	980,236
Series 2018-C10, Class A4, 4.31%, 5/15/2051	720,000	833,133
Series 2019-C16, Class A4, 3.60%, 4/15/2052	1,450,000	1,608,182
Series 2019-C18, Class A4, 3.04%, 12/15/2052	2,750,000	2,921,976

Total Commercial Mortgage-Backed Securities (cost $35,808,104)		37,317,740

Corporate Bonds 29.8%
	Principal Amount	Value

Aerospace & Defense 1.2%
Huntington Ingalls Industries, Inc.,
3.48%, 12/1/2027	1,125,000	1,200,021
Lockheed Martin Corp.,
3.55%, 1/15/2026	1,100,000	1,200,463
United Technologies Corp.,
4.13%, 11/16/2028	1,900,000	2,187,065

		4,587,549

Banks 4.0%
Bank of America Corp.,
4.20%, 8/26/2024	1,000,000	1,087,770
Series L, 3.95%, 4/21/2025	1,750,000	1,895,678
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(d)	2,000,000	2,192,066
Citigroup, Inc.,
4.45%, 9/29/2027	2,000,000	2,245,167
Citizens Financial Group, Inc.,
3.75%, 7/1/2024	1,500,000	1,575,385
4.35%, 8/1/2025	1,850,000	2,031,051
Cooperatieve Rabobank UA,
5.75%, 12/1/2043	600,000	829,970
HSBC Holdings plc,
4.38%, 11/23/2026	1,000,000	1,101,913
JPMorgan Chase & Co.,
Series I, (ICE LIBOR USD 3 Month + 3.47%), 5.24%, 4/30/2020(d)(e)	488,000	490,933
3.88%, 9/10/2024	500,000	540,413
4.95%, 6/1/2045	950,000	1,247,191

		15,237,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Beverages 0.7%
Anheuser-Busch Cos. LLC,
3.65%, 2/1/2026	$850,000	$923,148
4.90%, 2/1/2046	1,000,000	1,242,820
Bacardi Ltd.,
5.30%, 5/15/2048(a)	500,000	615,166

		2,781,134

Biotechnology 0.1%
AbbVie, Inc.,
4.25%, 11/21/2049(a)	400,000	434,734

Capital Markets 1.4%
FMR LLC, 4.95%, 2/1/2033(a)	925,000	1,178,612
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	3,230,000	3,554,101
S&P Global, Inc., 4.50%, 5/15/2048	425,000	544,158

		5,276,871

Chemicals 0.3%
Cytec Industries, Inc., 3.95%, 5/1/2025	600,000	622,640
Mosaic Co. (The), 5.63%, 11/15/2043	350,000	423,222

		1,045,862

Commercial Services & Supplies 0.3%
Aramark Services, Inc., 5.00%, 2/1/2028(a)	950,000	995,125

Containers & Packaging 0.2%
Berry Global, Inc., 4.88%, 7/15/2026(a)	700,000	731,396

Diversified Financial Services 0.6%
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 9/20/2041	1,121,234	1,180,493
Shell International Finance BV, 4.38%, 5/11/2045	750,000	918,280

		2,098,773

Diversified Telecommunication Services 1.8%
AT&T, Inc.,
3.40%, 5/15/2025	500,000	530,525
4.10%, 2/15/2028	1,000,000	1,107,046
4.30%, 2/15/2030	1,981,000	2,240,679
CCO Holdings LLC,
5.75%, 2/15/2026(a)	600,000	629,604
5.13%, 5/1/2027(a)	1,825,000	1,907,216
4.75%, 3/1/2030(a)	325,000	334,141

		6,749,211

Electric Utilities 3.9%
Alliant Energy Finance LLC, 4.25%, 6/15/2028(a)	2,000,000	2,195,467
Appalachian Power Co., 3.40%, 6/1/2025	1,000,000	1,069,336
Entergy Arkansas LLC, 4.00%, 6/1/2028	2,650,000	2,958,852
Evergy, Inc., 2.45%, 9/15/2024	2,250,000	2,288,778
Indiana Michigan Power Co., 3.85%, 5/15/2028	1,250,000	1,388,418

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Jersey Central Power & Light Co., 4.30%, 1/15/2026(a)	$500,000	$555,472
Metropolitan Edison Co., 4.30%, 1/15/2029(a)	1,000,000	1,137,028
Public Service Co. of Colorado, 2.90%, 5/15/2025	3,000,000	3,132,578

		14,725,929

Energy Equipment & Services 0.5%
Helmerich & Payne, Inc., 4.65%, 3/15/2025	1,575,000	1,728,272

Equity Real Estate Investment Trusts (REITs) 1.6%
Liberty Property LP, 3.75%, 4/1/2025	1,825,000	1,975,942
Piedmont Operating Partnership LP,
3.40%, 6/1/2023	1,500,000	1,548,460
4.45%, 3/15/2024	2,300,000	2,483,296

		6,007,698

Food & Staples Retailing 0.2%
CVS Pass-Through Trust, 7.51%, 1/10/2032(a)	718,258	910,077

Food Products 0.9%
Cargill, Inc., 3.25%, 5/23/2029(a)	1,775,000	1,932,596
Grupo Bimbo SAB de CV, 3.88%, 6/27/2024(a)	825,000	877,229
Kraft Heinz Foods Co., 4.88%, 10/1/2049(a)	500,000	546,830

		3,356,655

Health Care Equipment & Supplies 0.2%
Boston Scientific Corp., 4.70%, 3/1/2049	700,000	881,566

Health Care Providers & Services 0.3%
CVS Health Corp., 4.30%, 3/25/2028	900,000	997,278

Household Durables 0.8%
Newell Brands, Inc., 4.20%, 4/1/2026(c)	2,850,000	2,976,263

Industrial Conglomerates 0.1%
General Electric Co., 4.65%, 10/17/2021	358,000	373,989

Insurance 1.4%
MassMutual Global Funding II, 3.40%, 3/8/2026(a)	2,000,000	2,150,648
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	2,875,000	3,137,816

		5,288,464

Media 0.6%
Charter Communications Operating LLC, 4.91%, 7/23/2025	1,000,000	1,121,385
Comcast Corp., 4.70%, 10/15/2048	1,000,000	1,284,413

		2,405,798

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Metals & Mining 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/2027(a)	$550,000	$589,066

Multi-Utilities 2.0%
Black Hills Corp.,
3.95%, 1/15/2026	1,750,000	1,897,268
3.15%, 1/15/2027	1,000,000	1,034,851
Dominion Energy, Inc., Series A, 4.60%, 3/15/2049	1,000,000	1,220,015
Southern Co. Gas Capital Corp.,
3.88%, 11/15/2025	1,100,000	1,205,517
3.25%, 6/15/2026	2,000,000	2,125,438

		7,483,089

Oil, Gas & Consumable Fuels 2.4%
Aker BP ASA, 3.75%, 1/15/2030(a)	1,500,000	1,517,910
BP Capital Markets plc, 3.51%, 3/17/2025	2,350,000	2,526,538
Enbridge Energy Partners LP, 7.38%, 10/15/2045	400,000	614,399
Energy Transfer Operating LP,
4.20%, 4/15/2027	1,550,000	1,652,971
5.50%, 6/1/2027	1,000,000	1,148,396
Kinder Morgan, Inc.,
4.30%, 3/1/2028	300,000	331,550
5.05%, 2/15/2046	500,000	564,284
Williams Cos., Inc. (The), 5.75%, 6/24/2044	725,000	862,407

		9,218,455

Pharmaceuticals 1.7%
Allergan Funding SCS,
3.85%, 6/15/2024	500,000	533,114
3.80%, 3/15/2025	1,325,000	1,422,698
Bristol-Myers Squibb Co., 4.25%, 10/26/2049(a)	450,000	554,042
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	1,175,000	1,236,364
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/2023	1,500,000	1,394,745
3.15%, 10/1/2026	1,500,000	1,280,550

		6,421,513

Road & Rail 0.4%
Burlington Northern Santa Fe LLC,
3.00%, 4/1/2025	300,000	317,285
4.15%, 4/1/2045	1,000,000	1,181,109

		1,498,394

Software 0.9%
Microsoft Corp., 3.30%, 2/6/2027	3,000,000	3,284,232

Technology Hardware, Storage & Peripherals 0.2%
Digital Equipment Corp., 7.75%, 4/1/2023	825,000	924,220

Thrifts & Mortgage Finance 0.4%
BPCE SA, 5.70%, 10/22/2023(a)	1,500,000	1,671,424

Corporate Bonds (continued)
	Principal Amount	Value

Tobacco 0.5%
Reynolds American, Inc., 4.45%, 6/12/2025	$1,850,000	$2,024,984

Total Corporate Bonds (cost $103,489,852)		112,705,558

Mortgage-Backed Securities 23.2%
	Principal Amount	Value
FHLMC UMBS
Pool Pool# SD8005, 3.50%, 8/1/2049	7,253,616	7,484,304
FNMA Pool
Pool# AM7838 3.56%, 2/1/2035	2,290,639	2,545,857
Pool# AM9070 3.77%, 8/1/2045	2,995,000	3,263,334
FNMA UMBS Pool
Pool# AJ6031 3.00%, 11/1/2026	8,601,546	8,860,692
Pool# FM1776 3.00%, 10/1/2034	5,613,466	5,783,823
Pool# BC0180 4.00%, 1/1/2046	2,093,192	2,232,920
Pool# BC9003 3.00%, 11/1/2046	294,874	304,500
Pool# AS8483 3.00%, 12/1/2046	238,850	246,646
Pool# MA2863 3.00%, 1/1/2047	2,443,891	2,521,423
Pool# AS8810 3.50%, 2/1/2047	8,869,145	9,244,355
Pool# BM2003 4.00%, 10/1/2047	2,037,232	2,153,290
Pool# BM3355 3.50%, 2/1/2048	6,247,365	6,506,687
Pool# CA2208 4.50%, 8/1/2048	7,044,473	7,458,183
Pool# CA2469 4.00%, 10/1/2048	4,434,051	4,630,683
Pool# BN0906 4.00%, 11/1/2048	3,789,036	3,992,027
Pool# MA3745 3.50%, 8/1/2049	10,005,969	10,324,275
FNMA UMBS Pool# CA4488, 2.50%, 7/1/2034	10,000,000	10,181,337

Total Mortgage-Backed Securities (cost $86,471,218)		87,734,336

Municipal Bonds 0.5%
	Principal Amount	Value

California 0.2%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	500,000	750,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Fund (Continued)

Municipal Bonds (continued)
	Principal Amount	Value

District of Columbia 0.3%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/1/2046	$ 600,000	$ 1,021,002

Total Municipal Bonds (cost $1,332,150)		1,771,572

U.S. Treasury Obligations 11.5%
	Principal Amount	Value
U.S. Treasury Notes
1.63%, 10/15/2020 (f)	1,200,000	1,200,469
2.50%, 1/31/2021	2,000,000	2,019,297
1.75%, 7/31/2021	2,000,000	2,009,922
1.50%, 8/31/2021	12,000,000	12,017,813
2.25%, 10/31/2024	3,000,000	3,126,562
2.75%, 2/28/2025	3,500,000	3,741,855
2.63%, 1/31/2026	18,000,000	19,271,250

Total U.S. Treasury Obligations (cost $42,701,146)		43,387,168

Total Investments (cost $354,295,898) — 97.7%		369,114,727

Other assets in excess of liabilities — 2.3%		8,545,752

NET ASSETS — 100.0%		$377,660,479

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $106,484,203 which represents 28.20% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(f)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Fund (Continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 2 Year Note	258	3/2020	USD	55,820,719	157,209
U.S. Treasury Long Bond	519	3/2020	USD	84,872,719	2,358,395
U.S. Treasury Ultra Bond	25	3/2020	USD	4,842,187	227,284

					2,742,888

Short Contracts
U.S. Treasury 5 Year Note	(34)	3/2020	USD	(4,090,891)	(56,660)
U.S. Treasury 10 Year Note	(357)	3/2020	USD	(47,001,281)	(860,310)
U.S. Treasury 10 Year Ultra Note	(256)	3/2020	USD	(37,288,000)	(862,083)

					(1,779,053)

					963,835

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$58,451,941	$–	$58,451,941
Collateralized Mortgage Obligations	–	27,746,412	–	27,746,412
Commercial Mortgage-Backed Securities	–	37,317,740	–	37,317,740
Corporate Bonds	–	112,705,558	–	112,705,558
Futures Contracts	2,742,888	–	–	2,742,888
Mortgage-Backed Securities	–	87,734,336	–	87,734,336
Municipal Bonds	–	1,771,572	–	1,771,572
U.S. Treasury Obligations	–	43,387,168	–	43,387,168
Total Assets	$2,742,888	$369,114,727	$–	$371,857,615
Liabilities:
Futures Contracts	$(1,779,053)	$–	$–	$(1,779,053)
Total Liabilities	$(1,779,053)	$–	$–	$(1,779,053)
Total	$963,835	$369,114,727	$–	$370,078,562

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial future contracts

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Futures Contracts Interest rate risk	Unrealized appreciation from futures contracts	$2,742,888
Total		$2,742,888

Liabilities:
Futures Contracts Interest rate risk	Unrealized depreciation from futures contracts	$(1,779,053)
Total		$(1,779,053)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%
	Principal Amount	Value

Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$117,954	$123,743
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	181,932	198,359

		322,102

Automobiles 0.1%
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 4/15/2025	370,000	371,997

Credit Card 0.4%
BA Credit Card Trust, Series 2018-A3, Class A3, 3.10%, 12/15/2023	2,500,000	2,556,990
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/2024	625,000	635,722
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,000,000	1,000,400

		4,193,112

Total Asset-Backed Securities (cost $4,796,606)		4,887,211

Commercial Mortgage-Backed Securities 2.0%
	Principal Amount	Value
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	450,000	495,301
Benchmark Mortgage Trust, Series 2019-B11, Class A4, 3.28%, 5/15/2052	1,000,000	1,087,561
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 6/15/2050	850,000	927,979
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	650,000	699,683
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500,000	536,234
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	980,000	1,045,518
COMM Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/2046	300,000	322,068
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	750,000	813,447
FHLMC Multifamily Structured Pass-Through Certificates REMICS
Series K020, Class A2, 2.37%, 5/25/2022	600,000	609,088
Series K026, Class A2, 2.51%, 11/25/2022	200,000	205,083
Series K031, Class A2, 3.30%, 4/25/2023(a)	100,000	104,955
Series K033, Class A2, 3.06%, 7/25/2023(a)	100,000	104,411
Series K038, Class A1, 2.60%, 10/25/2023	77,109	78,105
Series K037, Class A2, 3.49%, 1/25/2024	200,000	212,996
Series K038, Class A2, 3.39%, 3/25/2024	800,000	851,832

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value
Series K066, Class A2, 3.12%, 6/25/2027	$750,000	$813,186
Series K101, Class A2, 2.52%, 10/25/2029	500,000	524,490
FNMA ACES REMICS
Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	80,312	80,970
Series 2014-M2, Class ASV2, 2.78%, 6/25/2021(a)	181,450	181,990
GS Mortgage Securities Trust
Series 2015-GC28, Class A2, 2.90%, 2/10/2048	159,955	159,856
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	750,000	802,677
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	124,286	127,752
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 9/15/2050	750,000	817,069
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4, 2.92%, 2/15/2046	1,300,000	1,336,578
Series 2013-C10, Class ASB, 3.91%, 7/15/2046(a)	927,394	953,223
Series 2013-C10, Class A5, 4.22%, 7/15/2046(a)	250,000	266,626
Series 2014-C17, Class A5, 3.74%, 8/15/2047	1,500,000	1,609,825
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	900,000	978,589
Series 2017-H1, Class A5, 3.53%, 6/15/2050	750,000	821,264
Series 2019-H6, Class A4, 3.42%, 6/15/2052	150,000	165,018
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.79%, 9/15/2048	1,700,000	1,851,607
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class A4, 3.04%, 3/15/2045	500,000	515,638
Series 2012-C7, Class A2, 3.43%, 6/15/2045	300,000	310,022

Total Commercial Mortgage-Backed Securities (cost $19,776,133)		20,410,641

Corporate Bonds 24.9%
	Principal Amount	Value
Aerospace & Defense 0.4%
Boeing Co. (The),
3.20%, 3/1/2029	500,000	526,344
3.75%, 2/1/2050	250,000	269,608
General Dynamics Corp., 3.88%, 7/15/2021	150,000	154,118
L3Harris Technologies, Inc.,
4.95%, 2/15/2021(b)	250,000	255,680
3.83%, 4/27/2025	250,000	270,842
4.85%, 4/27/2035	55,000	67,704
Lockheed Martin Corp.,
3.55%, 1/15/2026	150,000	163,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Aerospace & Defense (continued)
Lockheed Martin Corp., (continued)
3.60%, 3/1/2035	$55,000	$62,552
4.07%, 12/15/2042	191,000	230,235
4.09%, 9/15/2052	100,000	123,394
Northrop Grumman Corp.,
4.75%, 6/1/2043	250,000	315,098
Raytheon Co.,
3.15%, 12/15/2024	75,000	80,269
Rockwell Collins, Inc.,
3.50%, 3/15/2027	150,000	163,476
4.35%, 4/15/2047	100,000	125,695
Textron, Inc.,
4.30%, 3/1/2024	250,000	269,960
United Technologies Corp.,
3.65%, 8/16/2023	200,000	212,844
4.13%, 11/16/2028	150,000	172,663
6.13%, 7/15/2038	150,000	217,996
4.50%, 6/1/2042	250,000	313,872
4.05%, 5/4/2047	100,000	120,014

		4,116,064

Air Freight & Logistics 0.1%
FedEx Corp.,
4.00%, 1/15/2024	250,000	271,355
3.25%, 4/1/2026	45,000	47,842
3.30%, 3/15/2027	70,000	74,255
3.88%, 8/1/2042	50,000	49,927
4.55%, 4/1/2046	250,000	269,218
4.05%, 2/15/2048	75,000	76,065
United Parcel Service, Inc.,
2.20%, 9/1/2024	250,000	254,935
2.50%, 9/1/2029	55,000	56,778
6.20%, 1/15/2038	205,000	295,712
3.40%, 9/1/2049	35,000	36,743

		1,432,830

Airlines 0.0%†
Delta Air Lines, Inc.,
3.75%, 10/28/2029	100,000	100,810

Auto Components 0.0%†
Aptiv Corp., 4.15%, 3/15/2024	150,000	161,405
Aptiv plc, 5.40%, 3/15/2049	100,000	119,262
BorgWarner, Inc., 3.38%, 3/15/2025	70,000	74,515
Lear Corp., 5.25%, 5/15/2049	100,000	109,441

		464,623

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/2031	100,000	151,900
Ford Motor Co.,
7.45%, 7/16/2031	100,000	120,459
5.29%, 12/8/2046	250,000	247,010
General Motors Co.,
4.20%, 10/1/2027	250,000	264,642
5.20%, 4/1/2045	250,000	261,166
Toyota Motor Corp., 3.42%, 7/20/2023	200,000	211,553

		1,256,730

Banks 4.4%
Australia & New Zealand Banking Group Ltd.,
2.63%, 11/9/2022	500,000	512,299

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Banco Santander SA,
2.71%, 6/27/2024	$200,000	$205,546
4.25%, 4/11/2027	200,000	221,527
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	250,000	255,978
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023(c)	500,000	510,739
4.10%, 7/24/2023	250,000	269,069
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	271,000	279,139
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025(c)	250,000	264,607
3.88%, 8/1/2025	250,000	274,816
4.45%, 3/3/2026	55,000	61,425
3.50%, 4/19/2026	145,000	156,467
4.25%, 10/22/2026	145,000	161,846
3.25%, 10/21/2027	250,000	265,898
Series L, 4.18%, 11/25/2027	100,000	110,854
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(c)	281,000	301,601
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(c)	250,000	278,189
(ICE LIBOR USD 3 Month + 1.31%), 4.27%, 7/23/2029(c)	500,000	569,317
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030(c)	250,000	280,528
5.88%, 2/7/2042	250,000	363,087
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(c)	250,000	313,372
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050(c)	250,000	310,907
Bank of Montreal,
Series D, 3.10%, 4/13/2021	100,000	101,780
2.90%, 3/26/2022	500,000	512,201
Bank of Nova Scotia (The),
2.70%, 3/7/2022	100,000	102,421
2.38%, 1/18/2023	350,000	357,030
2.70%, 8/3/2026	250,000	260,224
Barclays plc,
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	200,000	209,584
3.65%, 3/16/2025	200,000	212,013
4.34%, 1/10/2028	250,000	276,028
(ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(c)	250,000	289,913
BBVA USA,
3.88%, 4/10/2025	250,000	266,033
BNP Paribas SA,
4.25%, 10/15/2024	250,000	271,099
Canadian Imperial Bank of Commerce,
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(c)	250,000	254,145
Citibank NA, 3.65%, 1/23/2024	250,000	267,260
Citigroup, Inc.,
(SOFR + 0.87%), 2.31%, 11/4/2022(c)	250,000	251,694
3.88%, 10/25/2023	100,000	107,292
3.75%, 6/16/2024	300,000	322,248
3.30%, 4/27/2025	155,000	164,684
5.50%, 9/13/2025	250,000	290,966
3.70%, 1/12/2026	250,000	271,303
4.60%, 3/9/2026	105,000	117,690
3.40%, 5/1/2026	200,000	214,417
4.30%, 11/20/2026	200,000	221,720
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(c)	250,000	271,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Citigroup, Inc., (continued)
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(c)	$250,000	$268,902
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030(c)	350,000	391,182
(SOFR + 1.42%), 2.98%, 11/5/2030(c)	100,000	103,776
6.63%, 6/15/2032	182,000	251,128
4.65%, 7/23/2048	450,000	586,169
Citizens Financial Group, Inc., 2.85%, 7/27/2026	250,000	260,247
Comerica, Inc., 4.00%, 2/1/2029	100,000	112,121
Cooperatieve Rabobank UA,
3.88%, 2/8/2022	250,000	260,835
3.38%, 5/21/2025	250,000	268,703
3.75%, 7/21/2026	250,000	266,359
5.25%, 5/24/2041	125,000	177,283
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/2022	250,000	261,815
Discover Bank, 4.20%, 8/8/2023	250,000	267,804
Fifth Third Bancorp,
3.50%, 3/15/2022	300,000	310,308
3.95%, 3/14/2028	250,000	280,466
HSBC Holdings plc,
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(c)	200,000	205,173
3.60%, 5/25/2023	200,000	210,273
4.25%, 3/14/2024	250,000	268,535
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	200,000	211,756
4.30%, 3/8/2026	200,000	221,611
3.90%, 5/25/2026	250,000	271,466
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	500,000	548,039
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030(c)	400,000	439,914
5.25%, 3/14/2044	200,000	258,515
Huntington Bancshares, Inc., 3.15%, 3/14/2021	250,000	253,707
ING Groep NV, 3.55%, 4/9/2024	400,000	423,826
JPMorgan Chase & Co.,
2.55%, 3/1/2021	250,000	252,286
4.35%, 8/15/2021	1,000,000	1,039,846
3.38%, 5/1/2023	250,000	261,645
3.63%, 5/13/2024	350,000	374,938
3.13%, 1/23/2025	250,000	263,751
(SOFR + 1.16%), 2.30%, 10/15/2025(c)	250,000	253,957
3.30%, 4/1/2026	250,000	267,395
4.13%, 12/15/2026	250,000	279,748
(ICE LIBOR USD 3 Month + 1.25%), 3.96%, 1/29/2027(c)	250,000	274,691
8.00%, 4/29/2027	202,000	274,507
(SOFR + 1.51%), 2.74%, 10/15/2030(c)	325,000	333,633
(ICE LIBOR USD 3 Month + 1.36%), 3.88%, 7/24/2038(c)	300,000	342,601
5.60%, 7/15/2041	200,000	282,720
4.85%, 2/1/2044	250,000	331,089
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(c)	250,000	306,046
(ICE LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/2048(c)	100,000	117,255
KeyCorp,
5.10%, 3/24/2021	150,000	155,745

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
KeyCorp, (continued)
2.55%, 10/1/2029	$250,000	$251,050
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	209,930
Kreditanstalt fuer Wiederaufbau,
2.00%, 11/30/2021	1,000,000	1,010,314
2.13%, 3/7/2022	2,000,000	2,029,883
1.38%, 8/5/2024	500,000	499,581
2.88%, 4/3/2028	200,000	220,680
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/6/2021	500,000	505,216
Lloyds Bank plc, 2.25%, 8/14/2022	200,000	202,372
Lloyds Banking Group plc,
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(c)	400,000	406,382
4.50%, 11/4/2024	250,000	272,242
4.34%, 1/9/2048	250,000	279,945
Mitsubishi UFJ Financial Group, Inc.,
3.46%, 3/2/2023	750,000	785,345
3.76%, 7/26/2023	200,000	212,073
3.85%, 3/1/2026	250,000	274,321
3.75%, 7/18/2039	200,000	228,371
Mizuho Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	400,000	407,166
3.17%, 9/11/2027	250,000	264,014
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	200,000	208,082
National Australia Bank Ltd., 3.38%, 1/14/2026	250,000	268,735
PNC Bank NA,
2.95%, 1/30/2023	350,000	361,592
3.30%, 10/30/2024	250,000	266,912
PNC Financial Services Group, Inc. (The), 2.60%, 7/23/2026	250,000	257,831
Royal Bank of Canada,
2.80%, 4/29/2022	350,000	358,679
2.25%, 11/1/2024	250,000	254,748
Royal Bank of Scotland Group plc,
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)	200,000	205,641
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(c)	200,000	214,855
4.80%, 4/5/2026	250,000	283,124
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030(c)	250,000	293,943
Santander Holdings USA, Inc., 4.40%, 7/13/2027	200,000	218,971
Sumitomo Mitsui Financial Group, Inc.,
2.78%, 7/12/2022	750,000	767,317
2.45%, 9/27/2024	250,000	254,269
3.78%, 3/9/2026	250,000	272,468
3.20%, 9/17/2029	250,000	262,610
Toronto-Dominion Bank (The), 1.80%, 7/13/2021	750,000	752,859
Truist Bank,
2.45%, 8/1/2022	500,000	509,065
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.64%, 9/17/2029(c)	250,000	253,741
Truist Financial Corp.,
2.75%, 4/1/2022	250,000	255,092
2.85%, 10/26/2024	250,000	260,867
US Bancorp,
4.13%, 5/24/2021	100,000	103,053
3.38%, 2/5/2024	250,000	265,882
2.40%, 7/30/2024	250,000	256,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
US Bancorp, (continued)
Series X, 3.15%, 4/27/2027	$250,000	$268,709
Wells Fargo & Co.,
2.50%, 3/4/2021	240,000	241,976
2.63%, 7/22/2022	250,000	254,943
3.75%, 1/24/2024	750,000	801,002
3.00%, 2/19/2025	60,000	62,766
3.00%, 4/22/2026	250,000	261,291
4.30%, 7/22/2027	200,000	224,005
5.38%, 2/7/2035	118,000	158,191
5.61%, 1/15/2044	333,000	451,827
3.90%, 5/1/2045	150,000	175,756
4.90%, 11/17/2045	250,000	314,371
4.40%, 6/14/2046	200,000	235,228
Wells Fargo Bank NA, (ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(c)	250,000	251,063
Westpac Banking Corp.,
2.10%, 5/13/2021	100,000	100,519
3.30%, 2/26/2024	350,000	369,430
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(c)	250,000	272,063
Zions Bancorp NA, 3.25%, 10/29/2029	250,000	253,096

		44,534,286

Beverages 0.6%
Anheuser-Busch Cos. LLC,
3.65%, 2/1/2026	250,000	271,514
4.70%, 2/1/2036	350,000	420,007
4.90%, 2/1/2046	365,000	453,629
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/2028	100,000	112,048
4.75%, 1/23/2029	100,000	118,331
4.38%, 4/15/2038	100,000	115,652
5.45%, 1/23/2039	100,000	129,896
4.60%, 4/15/2048	150,000	180,810
4.44%, 10/6/2048	130,000	153,946
5.55%, 1/23/2049	350,000	477,524
4.75%, 4/15/2058	150,000	185,000
5.80%, 1/23/2059	50,000	71,857
Coca-Cola Co. (The),
3.20%, 11/1/2023	150,000	159,347
1.75%, 9/6/2024	250,000	251,735
2.90%, 5/25/2027	100,000	107,407
2.13%, 9/6/2029	50,000	50,179
Constellation Brands, Inc.,
3.50%, 5/9/2027	400,000	429,588
5.25%, 11/15/2048	100,000	129,887
Diageo Investment Corp., 2.88%, 5/11/2022	500,000	513,030
Keurig Dr Pepper, Inc., 5.09%, 5/25/2048	175,000	222,153
Molson Coors Beverage Co.,
3.50%, 5/1/2022	100,000	103,228
3.00%, 7/15/2026	95,000	97,694
5.00%, 5/1/2042	150,000	170,397
PepsiCo, Inc.,
3.60%, 3/1/2024	250,000	269,119
2.85%, 2/24/2026	175,000	185,422
2.63%, 7/29/2029	50,000	52,340
3.45%, 10/6/2046	250,000	277,134
3.38%, 7/29/2049	50,000	54,602
2.88%, 10/15/2049	100,000	101,133

		5,864,609

Corporate Bonds (continued)
	Principal Amount	Value

Biotechnology 0.5%
AbbVie, Inc.,
2.15%, 11/19/2021(b)	$50,000	$50,319
2.90%, 11/6/2022	500,000	513,383
2.30%, 11/21/2022(b)	100,000	100,993
2.60%, 11/21/2024(b)	650,000	664,009
3.20%, 5/14/2026	185,000	193,841
3.20%, 11/21/2029(b)	200,000	207,697
4.50%, 5/14/2035	135,000	155,106
4.30%, 5/14/2036	100,000	111,559
4.05%, 11/21/2039(b)	200,000	217,617
4.40%, 11/6/2042	75,000	84,862
4.88%, 11/14/2048	150,000	178,920
4.25%, 11/21/2049(b)	350,000	380,392
Amgen, Inc.,
2.70%, 5/1/2022	500,000	509,557
4.56%, 6/15/2048	187,000	223,778
4.66%, 6/15/2051	279,000	337,481
Baxalta, Inc., 4.00%, 6/23/2025	30,000	32,698
Biogen, Inc.,
3.63%, 9/15/2022	250,000	261,536
4.05%, 9/15/2025	95,000	104,793
5.20%, 9/15/2045	100,000	124,252
Gilead Sciences, Inc.,
4.50%, 4/1/2021	100,000	102,649
3.70%, 4/1/2024	150,000	160,445
3.65%, 3/1/2026	75,000	81,626
4.50%, 2/1/2045	250,000	300,612
4.75%, 3/1/2046	150,000	186,692

		5,284,817

Building Products 0.1%
Allegion plc, 3.50%, 10/1/2029	100,000	104,994
Fortune Brands Home & Security, Inc., 3.25%, 9/15/2029	150,000	156,689
Johnson Controls International plc,
3.90%, 2/14/2026	46,000	50,150
4.50%, 2/15/2047	100,000	116,052
Masco Corp., 3.50%, 11/15/2027	100,000	106,128
Owens Corning, 4.30%, 7/15/2047	150,000	156,008

		690,021

Capital Markets 1.2%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	250,000	269,907
Bank of New York Mellon Corp. (The),
1.95%, 8/23/2022	250,000	252,058
2.95%, 1/29/2023	100,000	103,630
2.10%, 10/24/2024	250,000	253,118
Series G, 3.00%, 2/24/2025	105,000	110,693
3.30%, 8/23/2029	250,000	270,024
Brookfield Finance, Inc., 4.25%, 6/2/2026	250,000	280,027
Charles Schwab Corp. (The), 4.00%, 2/1/2029	250,000	283,847
CME Group, Inc.,
3.00%, 3/15/2025	250,000	264,062
5.30%, 9/15/2043	100,000	141,588
Credit Suisse AG, 2.10%, 11/12/2021	250,000	251,664
Credit Suisse USA, Inc., 7.13%, 7/15/2032	195,000	291,805
Deutsche Bank AG,
Series D, 5.00%, 2/14/2022	250,000	261,660
4.10%, 1/13/2026	100,000	104,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets (continued)
Franklin Resources, Inc., 2.80%, 9/15/2022	$250,000	$256,772
Goldman Sachs Group, Inc. (The),
5.75%, 1/24/2022	250,000	268,867
3.20%, 2/23/2023	500,000	518,702
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	500,000	510,568
3.63%, 2/20/2024	250,000	265,890
4.00%, 3/3/2024	250,000	269,862
3.75%, 2/25/2026	315,000	340,919
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(c)	200,000	225,623
6.75%, 10/1/2037	100,000	142,872
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(c)	250,000	282,839
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(c)	250,000	296,432
6.25%, 2/1/2041	350,000	512,390
5.15%, 5/22/2045	100,000	129,449
Intercontinental Exchange, Inc.,
3.45%, 9/21/2023	100,000	105,801
3.75%, 12/1/2025	80,000	87,276
Jefferies Group LLC,
6.88%, 4/15/2021	250,000	264,350
4.15%, 1/23/2030	100,000	107,818
Moody’s Corp., 4.50%, 9/1/2022	100,000	106,045
Morgan Stanley,
5.50%, 7/28/2021	150,000	158,256
2.75%, 5/19/2022	350,000	357,476
4.10%, 5/22/2023	600,000	639,259
4.00%, 7/23/2025	155,000	170,304
3.88%, 1/27/2026	250,000	273,794
3.13%, 7/27/2026	250,000	264,690
4.35%, 9/8/2026	250,000	278,405
3.63%, 1/20/2027	250,000	271,236
3.95%, 4/23/2027	250,000	272,386
7.25%, 4/1/2032	226,000	332,742
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039(c)	100,000	121,598
4.38%, 1/22/2047	250,000	310,702
Northern Trust Corp.,
3.38%, 8/23/2021	50,000	51,358
3.65%, 8/3/2028	50,000	56,475
S&P Global, Inc.,
4.40%, 2/15/2026	250,000	282,933
3.25%, 12/1/2049	100,000	106,323
State Street Corp.,
4.38%, 3/7/2021	300,000	308,952
3.30%, 12/16/2024	155,000	165,984
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	250,000	256,168

		12,510,282

Chemicals 0.4%
Cabot Corp., 4.00%, 7/1/2029	100,000	108,734
Dow Chemical Co. (The),
3.50%, 10/1/2024	250,000	266,309
4.25%, 10/1/2034	100,000	112,387
4.38%, 11/15/2042	250,000	274,541
DuPont de Nemours, Inc.,
4.73%, 11/15/2028	500,000	576,513
5.42%, 11/15/2048	100,000	124,869
Eastman Chemical Co.,
3.60%, 8/15/2022	250,000	259,492
4.65%, 10/15/2044	100,000	112,091

Corporate Bonds (continued)
	Principal Amount	Value

Chemicals (continued)
Ecolab, Inc.,
4.35%, 12/8/2021	$81,000	$84,861
3.25%, 1/14/2023	250,000	260,810
International Flavors & Fragrances, Inc., 5.00%, 9/26/2048	100,000	118,523
Lubrizol Corp. (The), 6.50%, 10/1/2034	103,000	151,856
LyondellBasell Industries NV,
6.00%, 11/15/2021	400,000	424,892
4.63%, 2/26/2055	100,000	109,777
Mosaic Co. (The), 5.45%, 11/15/2033	150,000	177,190
Nutrien Ltd.,
3.15%, 10/1/2022	50,000	51,454
5.88%, 12/1/2036	125,000	157,832
6.13%, 1/15/2041	100,000	131,972
PPG Industries, Inc., 2.80%, 8/15/2029	100,000	103,565
Praxair, Inc.,
4.05%, 3/15/2021	150,000	154,013
3.20%, 1/30/2026	250,000	267,044
Sherwin-Williams Co. (The), 4.50%, 6/1/2047	150,000	178,066
Westlake Chemical Corp., 4.38%, 11/15/2047	100,000	104,582

		4,311,373

Commercial Services & Supplies 0.1%
Republic Services, Inc.,
5.25%, 11/15/2021	350,000	371,670
3.20%, 3/15/2025	100,000	105,539
Waste Management, Inc.,
2.90%, 9/15/2022	300,000	308,929
3.90%, 3/1/2035	90,000	103,476
4.15%, 7/15/2049	100,000	120,892

		1,010,506

Communications Equipment 0.1%
Cisco Systems, Inc.,
2.50%, 9/20/2026	250,000	261,201
5.50%, 1/15/2040	250,000	350,393
Juniper Networks, Inc., 3.75%, 8/15/2029	200,000	212,563
Motorola Solutions, Inc., 4.00%, 9/1/2024	150,000	161,248

		985,405

Construction Materials 0.0%†
Vulcan Materials Co., 3.90%, 4/1/2027	100,000	108,989

Consumer Finance 0.8%
AerCap Ireland Capital DAC,
4.88%, 1/16/2024	300,000	328,731
3.65%, 7/21/2027	250,000	262,281
Ally Financial, Inc.,
3.88%, 5/21/2024	250,000	263,645
8.00%, 11/1/2031	100,000	140,500
American Express Co.,
2.50%, 8/1/2022	1,000,000	1,017,718
3.63%, 12/5/2024	150,000	161,500
3.13%, 5/20/2026	500,000	532,504
American Honda Finance Corp.,
2.20%, 6/27/2022	250,000	252,717
3.45%, 7/14/2023	100,000	105,739
Capital One Financial Corp.,
3.50%, 6/15/2023	350,000	367,716
3.75%, 4/24/2024	100,000	106,844

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Finance (continued)
Capital One Financial Corp., (continued)
3.30%, 10/30/2024	$100,000	$105,488
3.75%, 3/9/2027	250,000	270,955
Discover Financial Services, 4.50%, 1/30/2026	100,000	110,704
Ford Motor Credit Co. LLC,
3.34%, 3/18/2021	250,000	252,846
5.88%, 8/2/2021	250,000	262,391
3.35%, 11/1/2022	200,000	202,942
3.66%, 9/8/2024	250,000	254,602
4.54%, 8/1/2026	200,000	208,125
General Motors Financial Co., Inc.,
4.38%, 9/25/2021	100,000	103,787
4.15%, 6/19/2023	500,000	527,722
5.25%, 3/1/2026	350,000	393,000
4.00%, 10/6/2026	250,000	263,425
John Deere Capital Corp.,
2.65%, 1/6/2022	140,000	142,666
2.70%, 1/6/2023	200,000	206,089
2.25%, 9/14/2026	250,000	256,061
Synchrony Financial, 4.50%, 7/23/2025	190,000	206,529
Toyota Motor Credit Corp.,
2.95%, 4/13/2021	200,000	203,398
3.65%, 1/8/2029	500,000	564,006

		8,074,631

Containers & Packaging 0.0%†
International Paper Co., 4.80%, 6/15/2044	250,000	283,846
WRKCo, Inc., 4.20%, 6/1/2032	100,000	113,060

		396,906

Diversified Consumer Services 0.1%
Massachusetts Institute of Technology, 4.68%, 7/1/2114	200,000	288,753
Northwestern University, Series 2017, 3.66%, 12/1/2057	12,000	14,382
President & Fellows of Harvard College,
3.15%, 7/15/2046	50,000	54,058
3.30%, 7/15/2056	100,000	114,066
Princeton University, 5.70%, 3/1/2039	200,000	289,336
University of Notre Dame du Lac, Series 2017, 3.39%, 2/15/2048	30,000	33,977

		794,572

Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	200,000	206,821
Equitable Holdings, Inc.,
7.00%, 4/1/2028	92,000	118,366
5.00%, 4/20/2048	50,000	57,514
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	582,000	655,536
National Rural Utilities Cooperative Finance Corp.,
3.40%, 2/7/2028	50,000	54,749
8.00%, 3/1/2032	61,000	94,383
Shell International Finance BV,
1.88%, 5/10/2021	250,000	251,075
2.00%, 11/7/2024	250,000	252,069
4.13%, 5/11/2035	150,000	178,966
6.38%, 12/15/2038	250,000	376,092
4.00%, 5/10/2046	150,000	175,677
3.75%, 9/12/2046	150,000	168,967

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Financial Services (continued)
Voya Financial, Inc., 3.65%, 6/15/2026	$100,000	$108,209

		2,698,424

Diversified Telecommunication Services 1.0%
AT&T, Inc.,
3.80%, 3/15/2022	500,000	520,663
3.95%, 1/15/2025	350,000	380,191
3.60%, 7/15/2025	250,000	269,124
4.13%, 2/17/2026	250,000	275,717
2.95%, 7/15/2026	250,000	260,476
4.25%, 3/1/2027	250,000	278,625
4.50%, 5/15/2035	310,000	356,769
5.25%, 3/1/2037	250,000	306,059
5.35%, 9/1/2040	175,000	222,221
4.30%, 12/15/2042	267,000	293,624
4.65%, 6/1/2044	150,000	169,552
4.80%, 6/15/2044	150,000	175,406
4.75%, 5/15/2046	250,000	289,452
5.45%, 3/1/2047	200,000	252,864
4.50%, 3/9/2048	410,000	461,993
4.55%, 3/9/2049	100,000	113,718
Bell Canada, Inc., 4.30%, 7/29/2049	100,000	116,991
British Telecommunications plc, 9.63%, 12/15/2030(d)	191,000	299,630
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030(d)	106,000	159,855
Orange SA,
9.00%, 3/1/2031(d)	133,000	210,847
5.50%, 2/6/2044	100,000	139,183
Telefonica Emisiones SA,
5.46%, 2/16/2021	150,000	155,560
4.57%, 4/27/2023	200,000	216,799
4.10%, 3/8/2027	350,000	386,720
4.90%, 3/6/2048	150,000	176,685
5.52%, 3/1/2049	150,000	193,617
TELUS Corp., 4.30%, 6/15/2049	100,000	118,898
Verizon Communications, Inc.,
3.50%, 11/1/2024	400,000	428,637
4.13%, 3/16/2027	250,000	282,041
4.33%, 9/21/2028	254,000	293,803
4.02%, 12/3/2029	500,000	568,335
4.40%, 11/1/2034	300,000	359,169
4.81%, 3/15/2039	269,000	337,867
3.85%, 11/1/2042	250,000	281,134
6.55%, 9/15/2043	250,000	383,274
4.52%, 9/15/2048	250,000	308,636
5.01%, 4/15/2049	95,000	125,456

		10,169,591

Electric Utilities 1.3%
Appalachian Power Co., Series Y, 4.50%, 3/1/2049	250,000	307,580
Arizona Public Service Co.,
4.20%, 8/15/2048	50,000	59,343
3.50%, 12/1/2049	100,000	108,482
Baltimore Gas & Electric Co., 3.20%, 9/15/2049	45,000	46,540
CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/2048	150,000	179,988
Cleco Corporate Holdings LLC, 3.38%, 9/15/2029(b)	100,000	101,278
Cleveland Electric Illuminating Co. (The), 5.50%, 8/15/2024	200,000	231,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Connecticut Light & Power Co. (The),
Series A, 3.20%, 3/15/2027	$100,000	$107,285
4.00%, 4/1/2048	100,000	119,297
Dominion Energy South Carolina, Inc., 6.05%, 1/15/2038	200,000	282,588
DTE Electric Co.,
3.65%, 3/15/2024	250,000	266,731
3.70%, 3/15/2045	80,000	90,261
3.95%, 3/1/2049	100,000	119,640
Duke Energy Corp.,
3.05%, 8/15/2022	200,000	205,258
3.75%, 4/15/2024	150,000	160,608
3.75%, 9/1/2046	250,000	267,067
4.20%, 6/15/2049	150,000	175,003
Duke Energy Florida LLC,
2.50%, 12/1/2029	250,000	255,301
4.20%, 7/15/2048	50,000	61,161
Duke Energy Indiana LLC, 3.75%, 5/15/2046	250,000	281,449
Duke Energy Ohio, Inc.,
Series A, 5.40%, 6/15/2033	51,000	64,387
3.70%, 6/15/2046	100,000	113,263
Emera US Finance LP, 3.55%, 6/15/2026	250,000	266,678
Entergy Arkansas LLC,
3.50%, 4/1/2026	100,000	108,110
4.20%, 4/1/2049	150,000	182,205
Entergy Corp., 4.00%, 7/15/2022	200,000	209,325
Evergy Metro, Inc., 3.65%, 8/15/2025	100,000	108,453
Series 2019, 4.13%, 4/1/2049	150,000	180,909
Evergy, Inc.,
4.85%, 6/1/2021	100,000	103,275
2.90%, 9/15/2029	100,000	102,539
Eversource Energy, Series H, 3.15%, 1/15/2025	125,000	131,009
Exelon Corp.,
3.50%, 6/1/2022(d)	250,000	257,625
5.63%, 6/15/2035	250,000	325,445
FirstEnergy Corp.,
Series B, 4.25%, 3/15/2023	500,000	532,778
Series C, 4.85%, 7/15/2047	100,000	123,249
Florida Power & Light Co.,
5.65%, 2/1/2037	200,000	275,589
4.05%, 10/1/2044	100,000	120,726
4.13%, 6/1/2048	150,000	183,872
3.15%, 10/1/2049	100,000	106,718
Fortis, Inc.,
3.06%, 10/4/2026	100,000	104,410
Georgia Power Co.,
Series A, 2.20%, 9/15/2024	250,000	252,947
4.30%, 3/15/2042	100,000	116,165
Hydro-Quebec,
8.40%, 1/15/2022	153,000	172,495
Series GF, 8.88%, 3/1/2026	109,000	151,944
Iberdrola International BV, 5.81%, 3/15/2025	82,000	95,410
MidAmerican Energy Co., 5.80%, 10/15/2036	200,000	277,754
Nevada Power Co., 5.45%, 5/15/2041	100,000	130,784
Northern States Power Co.,
4.00%, 8/15/2045	85,000	100,912
2.90%, 3/1/2050	100,000	100,638
Ohio Power Co., 4.15%, 4/1/2048	150,000	181,444

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Oncor Electric Delivery Co. LLC,
5.75%, 3/15/2029	$100,000	$128,737
5.30%, 6/1/2042	150,000	205,681
PacifiCorp, 5.25%, 6/15/2035	123,000	159,041
PPL Capital Funding, Inc., 5.00%, 3/15/2044	250,000	303,690
Progress Energy, Inc., 7.75%, 3/1/2031	164,000	237,187
Public Service Co. of Colorado, 3.60%, 9/15/2042	100,000	112,858
Public Service Electric & Gas Co., 3.95%, 5/1/2042	200,000	233,251
Southern California Edison Co.,
Series B, 2.40%, 2/1/2022	250,000	252,540
2.85%, 8/1/2029	250,000	258,071
6.00%, 1/15/2034	123,000	165,106
4.00%, 4/1/2047	250,000	279,511
Series B, 4.88%, 3/1/2049	100,000	123,215
Southern Co. (The),
3.25%, 7/1/2026	210,000	223,531
4.40%, 7/1/2046	250,000	290,296
Tampa Electric Co., 3.63%, 6/15/2050	100,000	110,845
Union Electric Co.,
3.50%, 3/15/2029	100,000	110,659
3.25%, 10/1/2049	100,000	105,663
Virginia Electric & Power Co., Series B, 4.20%, 5/15/2045	120,000	144,568
Wisconsin Electric Power Co.,
2.95%, 9/15/2021	250,000	254,042
5.63%, 5/15/2033	41,000	55,016
Wisconsin Power & Light Co.,
3.00%, 7/1/2029	250,000	264,086
Xcel Energy, Inc.,
6.50%, 7/1/2036	123,000	170,613

		12,795,921

Electrical Equipment 0.1%
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	126,253
Eaton Corp.,
2.75%, 11/2/2022	250,000	256,817
4.00%, 11/2/2032	150,000	175,865

		558,935

Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., 2.80%, 2/15/2030	100,000	101,433
Arrow Electronics, Inc., 4.50%, 3/1/2023	100,000	106,186
Corning, Inc.,
2.90%, 5/15/2022	365,000	374,237
5.35%, 11/15/2048	100,000	127,900
3.90%, 11/15/2049	100,000	103,659
Tyco Electronics Group SA,
3.50%, 2/3/2022	150,000	154,509

		967,924

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC,
3.34%, 12/15/2027	145,000	152,854
3.14%, 11/7/2029	35,000	36,388
4.08%, 12/15/2047	100,000	106,564
Halliburton Co.,
3.80%, 11/15/2025	100,000	108,175
6.70%, 9/15/2038	100,000	134,088
5.00%, 11/15/2045	200,000	229,838

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Energy Equipment & Services (continued)
National Oilwell Varco, Inc., 3.95%, 12/1/2042	$100,000	$94,978

		862,885

Entertainment 0.2%
NBCUniversal Media LLC,
5.95%, 4/1/2041	100,000	143,610
TWDC Enterprises 18 Corp.,
3.00%, 2/13/2026	50,000	53,413
3.70%, 12/1/2042	100,000	114,884
3.00%, 7/30/2046	60,000	62,349
Walt Disney Co. (The),
3.70%, 9/15/2024	100,000	108,413
3.70%, 10/15/2025	100,000	109,947
7.28%, 6/30/2028	53,000	72,487
2.00%, 9/1/2029	100,000	98,908
6.55%, 3/15/2033	450,000	652,177
2.75%, 9/1/2049	100,000	98,371

		1,514,559

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/2050	100,000	117,811
American Campus Communities Operating Partnership LP, 2.85%, 2/1/2030	100,000	101,557
American Tower Corp.,
3.38%, 5/15/2024	500,000	525,389
4.40%, 2/15/2026	25,000	27,783
3.95%, 3/15/2029	250,000	273,905
3.70%, 10/15/2049	100,000	104,242
AvalonBay Communities, Inc., 3.45%, 6/1/2025	100,000	107,703
Boston Properties LP,
2.75%, 10/1/2026	150,000	154,985
2.90%, 3/15/2030	100,000	103,086
Brixmor Operating Partnership LP, 4.13%, 5/15/2029	100,000	110,621
Camden Property Trust, 3.35%, 11/1/2049	100,000	106,643
Crown Castle International Corp.,
3.70%, 6/15/2026	280,000	302,372
4.00%, 11/15/2049	60,000	66,258
CubeSmart LP, 3.00%, 2/15/2030	100,000	102,559
Duke Realty LP,
3.88%, 10/15/2022	250,000	261,472
2.88%, 11/15/2029	40,000	41,117
Equinix, Inc.,
2.63%, 11/18/2024	30,000	30,321
3.20%, 11/18/2029	35,000	36,236
ERP Operating LP,
2.85%, 11/1/2026	250,000	261,510
3.00%, 7/1/2029	100,000	106,219
2.50%, 2/15/2030	150,000	153,006
Essex Portfolio LP, 3.00%, 1/15/2030	150,000	156,139
Federal Realty Investment Trust, 3.20%, 6/15/2029	100,000	107,107
GLP Capital LP,
5.38%, 11/1/2023	50,000	54,923
5.30%, 1/15/2029	50,000	57,666
Healthcare Trust of America Holdings LP, 3.10%, 2/15/2030	100,000	103,343
Healthpeak Properties, Inc., 3.40%, 2/1/2025	300,000	317,739
Highwoods Realty LP, 3.05%, 2/15/2030	100,000	102,215

Corporate Bonds (continued)
	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/2023	$100,000	$106,017
Series E, 4.00%, 6/15/2025	190,000	206,187
Series H, 3.38%, 12/15/2029	50,000	52,003
Kilroy Realty LP, 3.05%, 2/15/2030	100,000	102,586
Kimco Realty Corp., 4.45%, 9/1/2047	100,000	116,662
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027	250,000	274,949
Realty Income Corp.,
4.65%, 8/1/2023	250,000	272,324
3.25%, 6/15/2029	150,000	162,219
Regency Centers LP, 4.65%, 3/15/2049	100,000	125,683
Sabra Health Care LP, 3.90%, 10/15/2029	100,000	103,000
Service Properties Trust, 4.38%, 2/15/2030	100,000	101,529
Simon Property Group LP,
2.00%, 9/13/2024	250,000	251,928
2.45%, 9/13/2029	100,000	100,461
4.75%, 3/15/2042	250,000	313,732
Spirit Realty LP, 4.00%, 7/15/2029	85,000	92,471
UDR, Inc., 3.20%, 1/15/2030	150,000	158,507
Ventas Realty LP,
3.50%, 4/15/2024	250,000	264,787
4.88%, 4/15/2049	150,000	186,285
Welltower, Inc., 4.13%, 3/15/2029	250,000	280,278
Weyerhaeuser Co., 7.38%, 3/15/2032	100,000	141,698
WP Carey, Inc., 3.85%, 7/15/2029	50,000	54,036

		7,461,269

Food & Staples Retailing 0.3%
Costco Wholesale Corp.,
2.25%, 2/15/2022	85,000	86,199
2.75%, 5/18/2024	200,000	209,468
Kroger Co. (The),
4.00%, 2/1/2024	100,000	108,013
7.50%, 4/1/2031	178,000	251,319
5.40%, 1/15/2049	100,000	124,491
Sysco Corp.,
3.75%, 10/1/2025	75,000	82,303
3.30%, 7/15/2026	130,000	139,964
Walgreen Co., 3.10%, 9/15/2022	150,000	154,272
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/2026	305,000	316,220
4.50%, 11/18/2034	155,000	167,147
Walmart, Inc.,
3.40%, 6/26/2023	500,000	529,962
2.85%, 7/8/2024	250,000	262,542
3.55%, 6/26/2025	100,000	108,841
7.55%, 2/15/2030	82,000	120,930
5.25%, 9/1/2035	92,000	125,223
6.20%, 4/15/2038	198,000	298,796
4.05%, 6/29/2048	250,000	304,874

		3,390,564

Food Products 0.4%
Archer-Daniels-Midland Co.,
2.50%, 8/11/2026	250,000	258,481
4.50%, 3/15/2049	100,000	129,572

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Food Products (continued)
Campbell Soup Co.,
4.15%, 3/15/2028	$150,000	$166,028
4.80%, 3/15/2048	50,000	60,915
Conagra Brands, Inc.,
4.60%, 11/1/2025	100,000	112,652
7.00%, 10/1/2028	154,000	199,357
5.40%, 11/1/2048	100,000	127,795
General Mills, Inc.,
3.15%, 12/15/2021	200,000	204,748
4.70%, 4/17/2048	150,000	183,690
Hershey Co. (The),
2.45%, 11/15/2029	150,000	155,689
3.13%, 11/15/2049	50,000	51,952
JM Smucker Co. (The),
4.25%, 3/15/2035	100,000	112,308
Kellogg Co.,
3.25%, 4/1/2026	40,000	42,554
4.30%, 5/15/2028	250,000	284,956
Kraft Heinz Foods Co.,
3.00%, 6/1/2026	60,000	61,033
3.75%, 4/1/2030(b)	100,000	105,859
6.88%, 1/26/2039	70,000	91,927
5.20%, 7/15/2045	150,000	169,925
4.38%, 6/1/2046	250,000	255,834
Mead Johnson Nutrition Co.,
4.13%, 11/15/2025	110,000	122,690
Mondelez International, Inc.,
3.63%, 2/13/2026	250,000	272,069
Tyson Foods, Inc.,
4.50%, 6/15/2022	250,000	263,822
4.35%, 3/1/2029	250,000	288,835
4.55%, 6/2/2047	50,000	59,836
5.10%, 9/28/2048	100,000	127,972
Unilever Capital Corp.,
2.00%, 7/28/2026	250,000	253,006
2.13%, 9/6/2029	100,000	98,841
5.90%, 11/15/2032	50,000	69,412

		4,331,758

Gas Utilities 0.1%
Atmos Energy Corp.,
2.63%, 9/15/2029	250,000	258,734
4.13%, 10/15/2044	100,000	117,123
Dominion Energy Gas Holdings LLC,
Series C, 3.90%, 11/15/2049	100,000	106,131
National Fuel Gas Co.,
3.75%, 3/1/2023	250,000	260,035
Washington Gas Light Co.,
3.65%, 9/15/2049	50,000	53,763

		795,786

Health Care Equipment & Supplies 0.3%
Abbott Laboratories,
3.88%, 9/15/2025	45,000	49,617
3.75%, 11/30/2026	226,000	250,894
5.30%, 5/27/2040	250,000	340,432
Baxter International, Inc.,
2.60%, 8/15/2026	100,000	102,620
Becton Dickinson and Co.,
3.13%, 11/8/2021	250,000	255,450
4.67%, 6/6/2047	100,000	125,745
Boston Scientific Corp.,
4.70%, 3/1/2049	150,000	188,907
DH Europe Finance II Sarl,
2.60%, 11/15/2029	45,000	46,154
3.25%, 11/15/2039	100,000	105,180
3.40%, 11/15/2049	100,000	106,729

Corporate Bonds (continued)
	Principal Amount	Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV,
5.00%, 3/15/2042	$100,000	$127,751
Medtronic, Inc.,
3.15%, 3/15/2022	135,000	139,277
4.38%, 3/15/2035	175,000	216,511
4.63%, 3/15/2045	150,000	196,806
Stryker Corp.,
3.38%, 11/1/2025	80,000	86,223
3.50%, 3/15/2026	35,000	37,945
4.63%, 3/15/2046	150,000	190,157
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/2021	150,000	153,515

		2,719,913

Health Care Providers & Services 1.0%
Advocate Health & Hospitals Corp.,
4.27%, 8/15/2048	21,000	26,118
Aetna, Inc.,
6.63%, 6/15/2036	100,000	137,768
3.88%, 8/15/2047	100,000	104,332
AmerisourceBergen Corp.,
4.25%, 3/1/2045	100,000	109,141
Anthem, Inc.,
3.50%, 8/15/2024	250,000	264,813
4.65%, 8/15/2044	250,000	289,300
3.70%, 9/15/2049	100,000	100,692
Cardinal Health, Inc.,
3.75%, 9/15/2025	170,000	182,462
4.37%, 6/15/2047	100,000	104,357
Cigna Corp.,
3.40%, 9/17/2021	100,000	102,618
3.90%, 2/15/2022(b)	250,000	259,841
3.25%, 4/15/2025(b)	250,000	262,142
4.50%, 2/25/2026(b)	100,000	111,725
3.05%, 10/15/2027(b)	100,000	103,764
4.38%, 10/15/2028	200,000	225,495
4.80%, 7/15/2046(b)	150,000	179,380
4.90%, 12/15/2048	150,000	183,283
CommonSpirit Health,
4.35%, 11/1/2042	50,000	54,545
4.19%, 10/1/2049	25,000	26,857
CVS Health Corp.,
3.50%, 7/20/2022	500,000	517,970
3.70%, 3/9/2023	250,000	262,355
2.63%, 8/15/2024	50,000	51,222
4.10%, 3/25/2025	250,000	271,856
3.00%, 8/15/2026	50,000	51,902
4.30%, 3/25/2028	500,000	554,043
3.25%, 8/15/2029	50,000	51,872
4.88%, 7/20/2035	100,000	119,368
4.78%, 3/25/2038	250,000	291,603
5.05%, 3/25/2048	450,000	545,464
Duke University Health System, Inc.,
Series 2017, 3.92%, 6/1/2047	138,000	166,150
HCA, Inc.,
5.00%, 3/15/2024	200,000	221,421
4.50%, 2/15/2027	250,000	274,724
5.13%, 6/15/2039	30,000	34,599
5.25%, 6/15/2049	200,000	232,360
Humana, Inc.,
3.15%, 12/1/2022	250,000	257,526
2.90%, 12/15/2022	250,000	256,404
3.95%, 8/15/2049	100,000	106,602
Kaiser Foundation Hospitals,
4.15%, 5/1/2047	150,000	183,162
Laboratory Corp. of America Holdings,
3.75%, 8/23/2022	200,000	208,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Health Care Providers & Services (continued)
McKesson Corp.,
3.95%, 2/16/2028	$100,000	$108,944
Northwell Healthcare, Inc.,
4.26%, 11/1/2047	20,000	23,010
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/1/2048	15,000	17,341
Quest Diagnostics, Inc.,
4.20%, 6/30/2029	50,000	56,394
Stanford Health Care,
Series 2018, 3.80%, 11/15/2048	12,000	14,315
Sutter Health,
Series 2018, 4.09%, 8/15/2048	36,000	42,403
UnitedHealth Group, Inc.,
2.88%, 12/15/2021	500,000	511,129
3.70%, 12/15/2025	250,000	274,050
3.38%, 4/15/2027	250,000	269,558
2.88%, 8/15/2029	50,000	51,996
4.63%, 7/15/2035	25,000	30,889
5.80%, 3/15/2036	200,000	271,742
4.45%, 12/15/2048	250,000	304,107
3.70%, 8/15/2049	100,000	109,854
3.88%, 8/15/2059	150,000	166,647

		9,740,012

Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp.,
3.20%, 8/8/2024	100,000	103,233
Marriott International, Inc.,
Series N, 3.13%, 10/15/2021	250,000	254,755
McDonald’s Corp.,
3.35%, 4/1/2023	250,000	261,899
3.70%, 1/30/2026	250,000	272,519
4.88%, 7/15/2040	50,000	61,620
4.88%, 12/9/2045	250,000	318,347
3.63%, 9/1/2049	100,000	106,393
Sands China Ltd.,
5.40%, 8/8/2028	200,000	227,254
Starbucks Corp.,
3.80%, 8/15/2025	100,000	109,440
4.00%, 11/15/2028	250,000	283,326
4.45%, 8/15/2049	100,000	118,433

		2,117,219

Household Durables 0.0%†
DR Horton, Inc.,
2.50%, 10/15/2024	85,000	86,573
Whirlpool Corp.,
3.70%, 5/1/2025	100,000	107,758

		194,331

Household Products 0.0%†
Colgate-Palmolive Co.,
2.45%, 11/15/2021	100,000	101,599
Kimberly-Clark Corp.,
3.20%, 7/30/2046	210,000	219,823
Procter & Gamble Co. (The),
3.50%, 10/25/2047	100,000	120,499

		441,921

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC,
5.75%, 10/1/2041	150,000	180,700
5.60%, 6/15/2042	200,000	235,821
Oglethorpe Power Corp.,
5.05%, 10/1/2048	75,000	93,371

Corporate Bonds (continued)
	Principal Amount	Value
Independent Power and Renewable Electricity Producers (continued)
Southern Power Co.,
4.15%, 12/1/2025	$250,000	$276,542

		786,434

Industrial Conglomerates 0.3%
3M Co.,
3.00%, 8/7/2025	250,000	265,521
3.38%, 3/1/2029	250,000	272,198
5.70%, 3/15/2037	50,000	68,679
3.25%, 8/26/2049	125,000	128,291
General Electric Co.,
5.30%, 2/11/2021	72,000	74,197
3.15%, 9/7/2022	200,000	205,996
2.70%, 10/9/2022	250,000	254,747
3.38%, 3/11/2024	150,000	157,686
6.75%, 3/15/2032	106,000	141,406
6.15%, 8/7/2037	144,000	189,712
6.88%, 1/10/2039	200,000	283,212
Honeywell International, Inc.,
1.85%, 11/1/2021	500,000	502,562
Ingersoll-Rand Global Holding Co. Ltd.,
5.75%, 6/15/2043	50,000	66,713
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/2024	250,000	266,535

		2,877,455

Insurance 0.9%
Aflac, Inc.,
3.63%, 11/15/2024	250,000	270,710
Alleghany Corp.,
4.95%, 6/27/2022	250,000	266,896
Allstate Corp. (The),
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(c)	145,000	187,775
American International Group, Inc.,
3.30%, 3/1/2021	445,000	451,942
4.25%, 3/15/2029	250,000	283,617
4.80%, 7/10/2045	100,000	122,990
4.75%, 4/1/2048	250,000	309,154
Aon plc,
3.88%, 12/15/2025	100,000	109,538
4.75%, 5/15/2045	100,000	125,313
Arch Capital Finance LLC,
4.01%, 12/15/2026	250,000	282,691
Berkshire Hathaway Finance Corp.,
4.40%, 5/15/2042	150,000	183,199
4.25%, 1/15/2049	200,000	244,420
Brighthouse Financial, Inc.,
3.70%, 6/22/2027	250,000	253,252
Chubb INA Holdings, Inc.,
2.70%, 3/13/2023	250,000	257,042
3.35%, 5/3/2026	45,000	48,730
4.35%, 11/3/2045	250,000	316,954
CNA Financial Corp.,
5.75%, 8/15/2021	250,000	264,717
3.90%, 5/1/2029	50,000	55,512
Hartford Financial Services Group, Inc. (The), 6.10%, 10/1/2041	100,000	142,366
Lincoln National Corp.,
4.35%, 3/1/2048	100,000	114,721
Loews Corp.,
4.13%, 5/15/2043	100,000	115,544
Manulife Financial Corp.,
4.15%, 3/4/2026	100,000	111,766
Markel Corp.,
3.35%, 9/17/2029	100,000	105,762

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Insurance (continued)
Markel Corp., (continued)
5.00%, 5/20/2049	$100,000	$123,972
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/2021	300,000	311,086
4.90%, 3/15/2049	150,000	198,022
MetLife, Inc.,
3.05%, 12/15/2022(d)	250,000	259,525
5.70%, 6/15/2035	86,000	119,626
6.40%, 12/15/2036	200,000	251,514
4.60%, 5/13/2046	85,000	107,720
Nationwide Financial Services, Inc.,
6.75%, 5/15/2037(e)	75,000	88,260
Principal Financial Group, Inc.,
3.30%, 9/15/2022	250,000	259,362
Progressive Corp. (The),
3.75%, 8/23/2021	150,000	154,964
6.25%, 12/1/2032	113,000	162,698
4.13%, 4/15/2047	100,000	121,762
Prudential Financial, Inc.,
6.63%, 6/21/2040	100,000	146,952
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(c)	150,000	162,221
3.91%, 12/7/2047	130,000	145,121
3.70%, 3/13/2051	200,000	215,204
Reinsurance Group of America, Inc.,
5.00%, 6/1/2021	100,000	104,339
Travelers Cos., Inc. (The),
4.00%, 5/30/2047	150,000	179,318
Travelers Property Casualty Corp.,
6.38%, 3/15/2033	133,000	191,428
Unum Group,
4.00%, 6/15/2029	250,000	271,977
Willis North America, Inc.,
2.95%, 9/15/2029	30,000	30,621
3.88%, 9/15/2049	100,000	104,738
Willis Towers Watson plc,
5.75%, 3/15/2021	100,000	104,171
XLIT Ltd.,
4.45%, 3/31/2025	150,000	166,172

		8,605,384

Interactive Media & Services 0.0%†
Alphabet, Inc.,
3.63%, 5/19/2021	100,000	102,689
Baidu, Inc.,
4.38%, 5/14/2024	200,000	215,682

		318,371

Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd.,
3.13%, 11/28/2021	200,000	204,147
4.20%, 12/6/2047	250,000	292,982
Amazon.com, Inc.,
3.30%, 12/5/2021	250,000	257,386
2.80%, 8/22/2024	150,000	157,232
3.15%, 8/22/2027	250,000	270,008
4.80%, 12/5/2034	100,000	128,624
3.88%, 8/22/2037	100,000	117,282
4.05%, 8/22/2047	300,000	369,240
eBay, Inc.,
3.80%, 3/9/2022	140,000	145,069
4.00%, 7/15/2042	100,000	99,683
Expedia Group, Inc.,
3.25%, 2/15/2030(b)	65,000	63,893
QVC, Inc.,
4.38%, 3/15/2023	100,000	103,601

		2,209,147

Corporate Bonds (continued)
	Principal Amount	Value
IT Services 0.4%
Broadridge Financial Solutions, Inc.,
3.40%, 6/27/2026	$80,000	$85,106
Fidelity National Information Services, Inc.,
3.75%, 5/21/2029	150,000	167,643
4.75%, 5/15/2048	100,000	125,553
Fiserv, Inc.,
4.75%, 6/15/2021	200,000	207,601
4.40%, 7/1/2049	200,000	234,481
Global Payments, Inc.,
2.65%, 2/15/2025	250,000	256,134
4.15%, 8/15/2049	100,000	113,270
International Business Machines Corp.,
2.90%, 11/1/2021	150,000	153,400
3.00%, 5/15/2024	400,000	419,960
3.45%, 2/19/2026	250,000	271,150
5.88%, 11/29/2032	250,000	341,739
4.25%, 5/15/2049	300,000	361,107
Mastercard, Inc.,
3.95%, 2/26/2048	150,000	181,499
PayPal Holdings, Inc.,
2.40%, 10/1/2024	35,000	35,680
2.85%, 10/1/2029	70,000	71,978
Visa, Inc.,
3.15%, 12/14/2025	195,000	209,483
4.15%, 12/14/2035	150,000	183,534
4.30%, 12/14/2045	200,000	255,917
Western Union Co. (The),
6.20%, 11/17/2036	100,000	118,145

		3,793,380

Leisure Products 0.0%†
Hasbro, Inc.,
3.90%, 11/19/2029	50,000	51,888

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.,
2.75%, 9/15/2029	100,000	102,385
PerkinElmer, Inc.,
3.30%, 9/15/2029	50,000	52,250
Thermo Fisher Scientific, Inc.,
3.20%, 8/15/2027	250,000	267,130
2.60%, 10/1/2029	65,000	66,006

		487,771

Machinery 0.2%
Caterpillar, Inc.,
2.60%, 6/26/2022	250,000	255,074
6.05%, 8/15/2036	123,000	173,626
3.80%, 8/15/2042	97,000	112,260
3.25%, 9/19/2049	100,000	105,059
Deere & Co.,
3.90%, 6/9/2042	100,000	117,862
Dover Corp.,
2.95%, 11/4/2029	50,000	52,132
5.38%, 3/1/2041	50,000	64,839
Fortive Corp.,
4.30%, 6/15/2046	100,000	110,059
IDEX Corp.,
4.20%, 12/15/2021	200,000	206,130
Illinois Tool Works, Inc.,
4.88%, 9/15/2041	200,000	266,641
Parker-Hannifin Corp.,
4.20%, 11/21/2034	250,000	289,692
Stanley Black & Decker, Inc.,
2.90%, 11/1/2022	150,000	154,591

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028(d)	$100,000	$113,065

		2,021,030

Media 0.8%
Charter Communications Operating LLC,
3.75%, 2/15/2028	500,000	524,250
5.05%, 3/30/2029	250,000	287,776
4.80%, 3/1/2050	250,000	267,532
6.83%, 10/23/2055	250,000	330,839
Comcast Corp.,
3.45%, 10/1/2021	250,000	257,372
3.00%, 2/1/2024	250,000	262,117
3.15%, 3/1/2026	250,000	265,867
4.25%, 1/15/2033	100,000	119,018
7.05%, 3/15/2033	105,000	156,016
4.20%, 8/15/2034	150,000	178,459
6.50%, 11/15/2035	70,000	102,443
4.60%, 10/15/2038	250,000	308,405
4.00%, 8/15/2047	250,000	287,921
3.97%, 11/1/2047	296,000	339,352
4.70%, 10/15/2048	500,000	642,206
3.45%, 2/1/2050	100,000	107,397
Discovery Communications LLC,
3.45%, 3/15/2025	135,000	141,983
4.90%, 3/11/2026	50,000	56,651
3.95%, 3/20/2028	100,000	107,979
5.00%, 9/20/2037	100,000	116,026
5.30%, 5/15/2049	200,000	238,932
Fox Corp.,
5.48%, 1/25/2039(b)	150,000	189,786
5.58%, 1/25/2049(b)	100,000	131,439
Grupo Televisa SAB,
5.00%, 5/13/2045	250,000	279,699
Omnicom Group, Inc.,
3.63%, 5/1/2022	50,000	51,942
3.60%, 4/15/2026	250,000	270,314
Time Warner Cable LLC,
6.75%, 6/15/2039	150,000	194,929
5.50%, 9/1/2041	100,000	114,982
4.50%, 9/15/2042	250,000	262,156
ViacomCBS, Inc.,
2.50%, 2/15/2023	250,000	254,842
3.70%, 8/15/2024	250,000	267,448
5.50%, 5/15/2033	82,000	102,424
4.38%, 3/15/2043	200,000	217,266
WPP Finance 2010,
3.75%, 9/19/2024	250,000	268,056

		7,703,824

Metals & Mining 0.2%
ArcelorMittal SA,
6.75%, 3/1/2041(d)	150,000	185,582
Barrick Gold Corp.,
5.25%, 4/1/2042	200,000	252,549
BHP Billiton Finance USA Ltd.,
6.42%, 3/1/2026	55,000	67,836
5.00%, 9/30/2043	150,000	197,498
Newmont Corp.,
5.88%, 4/1/2035	164,000	223,687
Nucor Corp.,
4.00%, 8/1/2023	250,000	266,265
Rio Tinto Alcan, Inc.,
5.75%, 6/1/2035	144,000	193,998
Rio Tinto Finance USA plc,
4.13%, 8/21/2042	50,000	58,843

Corporate Bonds (continued)
	Principal Amount	Value
Metals & Mining (continued)
Southern Copper Corp.,
6.75%, 4/16/2040	$100,000	$136,953
5.88%, 4/23/2045	150,000	191,452
Teck Resources Ltd.,
5.20%, 3/1/2042	150,000	159,283
Vale Overseas Ltd.,
6.25%, 8/10/2026	250,000	295,125
6.88%, 11/10/2039	100,000	133,000

		2,362,071

Multiline Retail 0.1%
Dollar Tree, Inc.,
3.70%, 5/15/2023	200,000	210,915
Kohl’s Corp.,
3.25%, 2/1/2023	150,000	153,146
Nordstrom, Inc.,
4.00%, 10/15/2021	250,000	256,932
4.38%, 4/1/2030	100,000	104,478
Target Corp.,
2.50%, 4/15/2026	250,000	260,637
4.00%, 7/1/2042	100,000	118,853
3.90%, 11/15/2047	100,000	117,835

		1,222,796

Multi-Utilities 0.5%
Ameren Corp.,
3.65%, 2/15/2026	250,000	266,502
Ameren Illinois Co.,
2.70%, 9/1/2022	350,000	357,561
Berkshire Hathaway Energy Co.,
3.50%, 2/1/2025	250,000	267,519
4.45%, 1/15/2049	250,000	307,166
Black Hills Corp.,
3.05%, 10/15/2029	125,000	129,112
CenterPoint Energy, Inc.,
2.50%, 9/1/2022	100,000	101,375
2.95%, 3/1/2030	100,000	102,643
CMS Energy Corp.,
3.00%, 5/15/2026	250,000	262,730
Consolidated Edison Co. of New York, Inc.,
5.70%, 6/15/2040	150,000	208,773
3.95%, 3/1/2043	250,000	282,336
3.70%, 11/15/2059	100,000	109,996
Consumers Energy Co.,
3.75%, 2/15/2050	150,000	175,303
Dominion Energy, Inc.,
4.25%, 6/1/2028	500,000	563,611
Series B, 5.95%, 6/15/2035	174,000	231,867
Series C, 4.90%, 8/1/2041	100,000	123,022
DTE Energy Co.,
2.95%, 3/1/2030	100,000	101,634
NiSource, Inc.,
5.95%, 6/15/2041	150,000	202,138
4.38%, 5/15/2047	100,000	114,474
Puget Energy, Inc.,
3.65%, 5/15/2025	250,000	264,685
Puget Sound Energy, Inc.,
3.25%, 9/15/2049	100,000	106,754
Sempra Energy,
4.05%, 12/1/2023	200,000	214,688
6.00%, 10/15/2039	100,000	135,737
4.00%, 2/1/2048	150,000	165,723
Southern Co. Gas Capital Corp.,
4.40%, 6/1/2043	100,000	116,127
WEC Energy Group, Inc.,
3.55%, 6/15/2025	100,000	107,450

		5,018,926

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Oil, Gas & Consumable Fuels 2.3%
Apache Corp.,
4.75%, 4/15/2043	$250,000	$244,417
BP Capital Markets America, Inc.,
3.41%, 2/11/2026	250,000	268,335
BP Capital Markets plc,
3.56%, 11/1/2021	250,000	258,204
3.06%, 3/17/2022	210,000	216,058
3.51%, 3/17/2025	250,000	268,780
Canadian Natural Resources Ltd.,
3.85%, 6/1/2027	250,000	266,903
6.25%, 3/15/2038	210,000	273,937
Cenovus Energy, Inc.,
5.40%, 6/15/2047	175,000	198,864
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/2024	200,000	231,625
5.13%, 6/30/2027	100,000	111,424
3.70%, 11/15/2029(b)	65,000	67,386
Chevron Corp.,
2.36%, 12/5/2022	250,000	254,676
2.95%, 5/16/2026	250,000	265,255
CNOOC Finance 2015 USA LLC,
4.38%, 5/2/2028	200,000	225,457
Concho Resources, Inc.,
4.30%, 8/15/2028	250,000	273,879
ConocoPhillips,
5.90%, 10/15/2032	123,000	165,363
6.50%, 2/1/2039	200,000	295,964
Continental Resources, Inc.,
4.90%, 6/1/2044	100,000	101,827
Devon Energy Corp.,
5.00%, 6/15/2045	200,000	229,587
Ecopetrol SA,
5.88%, 5/28/2045	225,000	270,450
Enable Midstream Partners LP,
5.00%, 5/15/2044(d)	50,000	47,571
Enbridge Energy Partners LP,
5.88%, 10/15/2025	250,000	296,908
Enbridge, Inc.,
5.50%, 12/1/2046	150,000	196,612
Energy Transfer Operating LP,
4.65%, 6/1/2021	100,000	102,668
5.20%, 2/1/2022	250,000	262,305
4.25%, 3/15/2023	250,000	263,064
5.25%, 4/15/2029	250,000	283,170
6.05%, 6/1/2041	100,000	115,112
6.50%, 2/1/2042	250,000	302,409
6.25%, 4/15/2049	100,000	118,561
Enterprise Products Operating LLC,
3.35%, 3/15/2023	250,000	260,756
3.13%, 7/31/2029	100,000	103,622
6.13%, 10/15/2039	215,000	287,241
4.85%, 8/15/2042	150,000	175,536
4.95%, 10/15/2054	250,000	293,312
EOG Resources, Inc.,
4.10%, 2/1/2021	200,000	204,457
EQM Midstream Partners LP,
6.50%, 7/15/2048	100,000	88,250
Equinor ASA,
2.75%, 11/10/2021	500,000	511,275
2.45%, 1/17/2023	250,000	255,755
3.95%, 5/15/2043	150,000	174,930
3.25%, 11/18/2049	100,000	105,604
Exxon Mobil Corp.,
3.18%, 3/15/2024	200,000	211,273
2.71%, 3/6/2025	250,000	260,480
3.04%, 3/1/2026	75,000	79,744
3.00%, 8/16/2039	100,000	103,556
4.11%, 3/1/2046	100,000	119,788

Corporate Bonds (continued)
	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.,
4.30%, 4/1/2027	$250,000	$266,900
7.30%, 8/15/2031	127,000	165,922
Husky Energy, Inc.,
3.95%, 4/15/2022	200,000	207,024
Kinder Morgan Energy Partners LP,
5.80%, 3/15/2035	144,000	177,862
6.38%, 3/1/2041	100,000	126,983
Kinder Morgan, Inc.,
4.30%, 6/1/2025	335,000	367,299
5.30%, 12/1/2034	200,000	238,527
5.05%, 2/15/2046	250,000	282,142
Magellan Midstream Partners LP,
4.25%, 9/15/2046	100,000	108,918
Marathon Oil Corp.,
6.80%, 3/15/2032	82,000	104,960
Marathon Petroleum Corp.,
5.13%, 3/1/2021	300,000	310,452
6.50%, 3/1/2041	100,000	133,796
MPLX LP,
4.50%, 7/15/2023	150,000	160,930
4.13%, 3/1/2027	250,000	264,852
4.00%, 3/15/2028	250,000	261,821
4.70%, 4/15/2048	150,000	154,212
Nexen, Inc.,
5.88%, 3/10/2035	92,000	122,264
6.40%, 5/15/2037	100,000	142,035
Noble Energy, Inc.,
3.90%, 11/15/2024	250,000	266,465
6.00%, 3/1/2041	150,000	179,651
Occidental Petroleum Corp.,
3.13%, 2/15/2022	200,000	203,864
2.90%, 8/15/2024	150,000	153,222
5.55%, 3/15/2026	250,000	288,943
3.40%, 4/15/2026	140,000	146,223
3.00%, 2/15/2027	50,000	50,893
6.45%, 9/15/2036	269,000	338,980
4.20%, 3/15/2048	150,000	148,066
ONEOK, Inc.,
2.75%, 9/1/2024	250,000	255,470
4.95%, 7/13/2047	250,000	276,398
Ovintiv, Inc.,
6.50%, 2/1/2038	150,000	174,703
Petroleos Mexicanos,
6.38%, 2/4/2021	350,000	368,200
4.50%, 1/23/2026	250,000	254,843
6.50%, 3/13/2027	250,000	271,043
6.84%, 1/23/2030(b)	200,000	216,700
6.63%, 6/15/2035	201,000	209,341
5.50%, 6/27/2044	80,000	74,600
6.38%, 1/23/2045	250,000	248,887
5.63%, 1/23/2046	100,000	93,375
6.75%, 9/21/2047	359,000	363,308
7.69%, 1/23/2050(b)	450,000	494,370
Phillips 66,
5.88%, 5/1/2042	150,000	205,517
Phillips 66 Partners LP,
3.75%, 3/1/2028	250,000	265,844
Pioneer Natural Resources Co.,
3.95%, 7/15/2022	50,000	52,265
Plains All American Pipeline LP,
4.70%, 6/15/2044	200,000	192,621
Sabine Pass Liquefaction LLC,
6.25%, 3/15/2022	250,000	268,400
5.00%, 3/15/2027	250,000	278,794
Spectra Energy Partners LP,
3.50%, 3/15/2025	250,000	266,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.,
3.60%, 12/1/2024	$120,000	$128,042
5.95%, 5/15/2035	189,000	253,484
4.00%, 11/15/2047	100,000	109,100
Sunoco Logistics Partners Operations LP,
5.35%, 5/15/2045	150,000	159,170
Total Capital International SA,
3.70%, 1/15/2024	500,000	535,594
3.46%, 7/12/2049	100,000	108,717
TransCanada PipeLines Ltd.,
4.25%, 5/15/2028	250,000	280,971
4.63%, 3/1/2034	250,000	293,934
5.85%, 3/15/2036	150,000	192,187
Transcanada Trust,
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(c)	100,000	107,760
Valero Energy Corp.,
3.65%, 3/15/2025	205,000	220,573
7.50%, 4/15/2032	82,000	113,687
6.63%, 6/15/2037	100,000	134,979
Western Midstream Operating LP,
5.30%, 3/1/2048	150,000	132,664
Williams Cos., Inc. (The),
4.55%, 6/24/2024	250,000	273,044
3.90%, 1/15/2025	250,000	266,610
5.40%, 3/4/2044	250,000	282,002
4.85%, 3/1/2048	100,000	107,813

		23,616,685

Paper & Forest Products 0.0%†
Georgia-Pacific LLC,
8.88%, 5/15/2031	100,000	159,337

Personal Products 0.0%†
Estee Lauder Cos., Inc. (The),
2.00%, 12/1/2024	250,000	253,270
3.13%, 12/1/2049	100,000	104,330

		357,600

Pharmaceuticals 1.0%
Allergan Finance LLC,
3.25%, 10/1/2022	200,000	206,365
Allergan Funding SCS,
3.45%, 3/15/2022	155,000	159,556
3.85%, 6/15/2024	40,000	42,649
4.55%, 3/15/2035	100,000	115,002
4.75%, 3/15/2045	84,000	97,028
AstraZeneca plc,
3.38%, 11/16/2025	250,000	269,084
6.45%, 9/15/2037	50,000	73,014
4.38%, 8/17/2048	150,000	186,719
Bristol-Myers Squibb Co.,
2.00%, 8/1/2022	350,000	355,025
3.25%, 8/15/2022(b)	200,000	207,697
2.90%, 7/26/2024(b)	250,000	260,998
3.40%, 7/26/2029(b)	100,000	109,572
4.63%, 5/15/2044(b)	150,000	188,773
5.00%, 8/15/2045(b)	250,000	332,805
4.25%, 10/26/2049(b)	350,000	430,922
Eli Lilly & Co.,
2.75%, 6/1/2025	45,000	46,914
3.10%, 5/15/2027	200,000	214,034
3.95%, 3/15/2049	100,000	119,581
GlaxoSmithKline Capital plc,
2.85%, 5/8/2022	250,000	256,549
3.38%, 6/1/2029	250,000	275,422
GlaxoSmithKline Capital, Inc.,
5.38%, 4/15/2034	139,000	187,556

Corporate Bonds (continued)
	Principal Amount	Value

Pharmaceuticals (continued)
Johnson & Johnson,
2.45%, 12/5/2021	$250,000	$254,740
2.45%, 3/1/2026	75,000	77,767
4.95%, 5/15/2033	287,000	369,143
3.63%, 3/3/2037	250,000	286,494
3.75%, 3/3/2047	100,000	118,651
Merck & Co., Inc.,
2.75%, 2/10/2025	220,000	230,874
4.15%, 5/18/2043	250,000	309,910
4.00%, 3/7/2049	100,000	121,987
Mylan NV,
3.15%, 6/15/2021	250,000	253,964
3.95%, 6/15/2026	100,000	106,735
Mylan, Inc.,
4.55%, 4/15/2028	150,000	165,598
Novartis Capital Corp.,
3.40%, 5/6/2024	250,000	267,692
3.00%, 11/20/2025	250,000	266,781
4.00%, 11/20/2045	100,000	120,781
Pfizer, Inc.,
2.95%, 3/15/2024	250,000	263,408
3.00%, 12/15/2026	250,000	266,597
7.20%, 3/15/2039	375,000	614,123
4.00%, 3/15/2049	100,000	120,458
Pharmacia LLC,
6.60%, 12/1/2028(d)	123,000	164,725
Sanofi,
3.63%, 6/19/2028	250,000	282,974
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/2021	250,000	252,211
3.20%, 9/23/2026	190,000	199,923
Zoetis, Inc.,
3.25%, 2/1/2023	250,000	259,991
4.50%, 11/13/2025	115,000	129,476
4.70%, 2/1/2043	100,000	125,580

		9,765,848

Professional Services 0.0%†
Thomson Reuters Corp.,
3.35%, 5/15/2026	140,000	148,457

Road & Rail 0.4%
Burlington Northern Santa Fe LLC,
7.95%, 8/15/2030	144,000	213,933
5.05%, 3/1/2041	350,000	456,733
4.70%, 9/1/2045	150,000	190,842
Canadian National Railway Co.,
6.90%, 7/15/2028	168,000	228,372
6.20%, 6/1/2036	64,000	93,147
Canadian Pacific Railway Co.,
2.90%, 2/1/2025	100,000	104,666
4.80%, 8/1/2045	150,000	198,706
CSX Corp.,
5.50%, 4/15/2041	100,000	133,185
3.35%, 9/15/2049	100,000	103,155
3.95%, 5/1/2050	250,000	283,512
Kansas City Southern,
2.88%, 11/15/2029	60,000	61,794
4.20%, 11/15/2069	100,000	110,745
Norfolk Southern Corp.,
2.90%, 2/15/2023	92,000	94,913
2.55%, 11/1/2029	50,000	51,189
4.84%, 10/1/2041	15,000	18,873
4.45%, 6/15/2045	50,000	59,784
3.40%, 11/1/2049	70,000	73,194
4.05%, 8/15/2052	132,000	149,996

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Road & Rail (continued)
Ryder System, Inc.,
2.50%, 9/1/2024	$45,000	$45,916
2.90%, 12/1/2026	90,000	93,593
Union Pacific Corp.,
3.25%, 8/15/2025	250,000	267,137
3.60%, 9/15/2037	250,000	272,687
4.05%, 3/1/2046	105,000	119,564
4.50%, 9/10/2048	150,000	182,267
3.95%, 8/15/2059	100,000	109,088

		3,716,991

Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc.,
4.30%, 6/15/2021	300,000	311,042
4.35%, 4/1/2047	100,000	126,278
Broadcom Corp.,
3.63%, 1/15/2024	750,000	784,643
Broadcom, Inc.,
3.63%, 10/15/2024(b)	200,000	210,480
Intel Corp.,
1.70%, 5/19/2021	500,000	500,901
2.70%, 12/15/2022	250,000	258,302
3.70%, 7/29/2025	150,000	164,657
2.45%, 11/15/2029	250,000	256,207
4.10%, 5/11/2047	100,000	120,886
3.73%, 12/8/2047	207,000	237,970
KLA Corp.,
4.65%, 11/1/2024	215,000	240,439
Lam Research Corp.,
3.80%, 3/15/2025	145,000	158,181
4.88%, 3/15/2049	100,000	130,968
Micron Technology, Inc.,
4.19%, 2/15/2027	250,000	272,320
NXP BV,
4.30%, 6/18/2029(b)	150,000	165,958
QUALCOMM, Inc.,
2.60%, 1/30/2023	70,000	71,723
3.25%, 5/20/2027	250,000	268,585
4.65%, 5/20/2035	250,000	309,765
Texas Instruments, Inc.,
4.15%, 5/15/2048	100,000	124,716

		4,714,021

Software 0.5%
Adobe, Inc.,
3.25%, 2/1/2025	70,000	74,845
CA, Inc.,
4.50%, 8/15/2023	240,000	253,009
Microsoft Corp.,
2.00%, 8/8/2023	250,000	253,893
2.88%, 2/6/2024	435,000	456,017
2.40%, 8/8/2026	215,000	222,919
3.30%, 2/6/2027	250,000	273,686
3.50%, 2/12/2035	65,000	73,815
3.45%, 8/8/2036	250,000	282,493
4.45%, 11/3/2045	75,000	97,884
3.70%, 8/8/2046	500,000	588,289
4.25%, 2/6/2047	400,000	510,148
4.50%, 2/6/2057	150,000	203,315
Oracle Corp.,
1.90%, 9/15/2021	500,000	502,091
2.40%, 9/15/2023	350,000	358,844
2.65%, 7/15/2026	145,000	151,325
3.25%, 5/15/2030	100,000	109,767
4.30%, 7/8/2034	350,000	423,291
4.13%, 5/15/2045	150,000	176,670
4.00%, 7/15/2046	100,000	116,070

Corporate Bonds (continued)
	Principal Amount	Value

Software (continued)
Oracle Corp., (continued)
4.00%, 11/15/2047	$350,000	$410,218

		5,538,589

Specialty Retail 0.2%
AutoZone, Inc.,
3.13%, 4/18/2024	250,000	263,354
3.25%, 4/15/2025	165,000	175,173
Home Depot, Inc. (The),
2.63%, 6/1/2022	250,000	256,018
3.35%, 9/15/2025	295,000	320,246
2.95%, 6/15/2029	100,000	106,461
5.88%, 12/16/2036	230,000	327,705
5.95%, 4/1/2041	100,000	145,556
4.40%, 3/15/2045	200,000	243,390
3.13%, 12/15/2049	100,000	103,021
Lowe’s Cos., Inc.,
6.50%, 3/15/2029	164,000	213,988
4.25%, 9/15/2044	250,000	279,361

		2,434,273

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.,
2.30%, 5/11/2022	750,000	762,041
1.70%, 9/11/2022	630,000	632,802
3.45%, 5/6/2024	300,000	322,196
2.50%, 2/9/2025	170,000	176,133
3.25%, 2/23/2026	95,000	102,209
2.45%, 8/4/2026	190,000	195,969
3.00%, 11/13/2027	100,000	106,932
2.20%, 9/11/2029	235,000	236,829
3.85%, 5/4/2043	250,000	290,015
4.38%, 5/13/2045	145,000	181,066
4.65%, 2/23/2046	230,000	298,676
2.95%, 9/11/2049	300,000	305,846
Dell International LLC,
4.42%, 6/15/2021(b)	500,000	515,248
6.02%, 6/15/2026(b)	240,000	280,256
8.35%, 7/15/2046(b)	150,000	209,484
Hewlett Packard Enterprise Co.,
2.25%, 4/1/2023	250,000	252,163
4.90%, 10/15/2025(d)	250,000	282,416
6.35%, 10/15/2045(d)	100,000	126,137
HP, Inc.,
6.00%, 9/15/2041	100,000	115,506
NetApp, Inc.,
3.38%, 6/15/2021	150,000	152,716
Seagate HDD Cayman,
4.75%, 1/1/2025	98,000	105,436

		5,650,076

Textiles, Apparel & Luxury Goods 0.0%†
NIKE, Inc.,
3.38%, 11/1/2046	100,000	112,355
VF Corp.,
3.50%, 9/1/2021	200,000	204,577

		316,932

Thrifts & Mortgage Finance 0.0%†
BPCE SA,
4.00%, 4/15/2024	250,000	270,027

Tobacco 0.3%
Altria Group, Inc.,
2.85%, 8/9/2022	250,000	255,830
3.80%, 2/14/2024	250,000	266,038
4.25%, 8/9/2042	100,000	101,665
5.38%, 1/31/2044	100,000	116,503

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Tobacco (continued)
Altria Group, Inc., (continued)
5.95%, 2/14/2049	$250,000	$313,936
BAT Capital Corp.,
2.76%, 8/15/2022	150,000	153,003
3.22%, 8/15/2024	150,000	155,940
3.46%, 9/6/2029	50,000	51,715
4.39%, 8/15/2037	100,000	104,302
4.54%, 8/15/2047	250,000	258,443
4.76%, 9/6/2049	50,000	53,491
Philip Morris International, Inc.,
3.60%, 11/15/2023	250,000	266,124
3.25%, 11/10/2024	350,000	369,984
4.88%, 11/15/2043	150,000	185,072
4.25%, 11/10/2044	100,000	115,191
Reynolds American, Inc.,
4.45%, 6/12/2025	250,000	273,646
5.70%, 8/15/2035	75,000	89,714

		3,130,597

Trading Companies & Distributors 0.1%
Air Lease Corp.,
2.25%, 1/15/2023	250,000	252,154
3.63%, 12/1/2027	250,000	265,081
Aircastle Ltd.,
5.00%, 4/1/2023	50,000	54,142
4.13%, 5/1/2024	100,000	106,020

		677,397

Water Utilities 0.0%†
American Water Capital Corp.,
3.45%, 6/1/2029	100,000	108,196
4.30%, 9/1/2045	150,000	179,410

		287,606

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
3.13%, 7/16/2022	250,000	257,790
6.38%, 3/1/2035	123,000	172,726
4.38%, 4/22/2049	200,000	242,558
Rogers Communications, Inc.,
5.00%, 3/15/2044	250,000	317,730
Vodafone Group plc,
4.38%, 5/30/2028	250,000	283,680
7.88%, 2/15/2030	144,000	205,289
6.15%, 2/27/2037	75,000	101,434
5.25%, 5/30/2048	250,000	315,015
4.25%, 9/17/2050	140,000	152,114

		2,048,336

Total Corporate Bonds (cost $231,799,189)		252,989,715

Foreign Government Securities 1.7%
	Principal Amount	Value

CANADA 0.3%
Canada Government Bond,
2.00%, 11/15/2022	250,000	254,314
Export Development Canada,
2.50%, 1/24/2023	500,000	516,173
Province of Alberta,
2.95%, 1/23/2024	250,000	263,274
3.30%, 3/15/2028	100,000	111,584
Province of British Columbia,
2.00%, 10/23/2022	500,000	507,626

Foreign Government Securities (continued)
	Principal Amount	Value

CANADA (continued)
Province of New Brunswick,
3.63%, 2/24/2028	$100,000	$113,056
Province of Ontario,
2.20%, 10/3/2022	500,000	509,289
3.05%, 1/29/2024	500,000	529,400
Province of Quebec,
2.50%, 4/20/2026	200,000	210,124
7.50%, 9/15/2029	200,000	296,412

		3,311,252

CHILE 0.1%
Republic of Chile,
3.24%, 2/6/2028	500,000	535,000

COLOMBIA 0.1%
Republic of Colombia,
4.00%, 2/26/2024	250,000	265,235
3.88%, 4/25/2027	200,000	214,900
4.50%, 3/15/2029	200,000	225,710
7.38%, 9/18/2037	100,000	146,750
5.00%, 6/15/2045	350,000	425,250

		1,277,845

GERMANY 0.0%†
FMS Wertmanagement,
2.75%, 1/30/2024	400,000	420,558

HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024	500,000	568,750

INDONESIA 0.0%†
Republic of Indonesia,
4.35%, 1/11/2048	250,000	281,725

ISRAEL 0.1%
Israel Government Bond,
3.15%, 6/30/2023	250,000	260,350
2.88%, 3/16/2026	250,000	262,380
4.13%, 1/17/2048	200,000	239,226

		761,956

ITALY 0.0%†
Republic of Italy,
2.38%, 10/17/2024	200,000	199,420
5.38%, 6/15/2033	234,000	283,282

		482,702

JAPAN 0.2%
Japan Bank for International Cooperation,
3.38%, 10/31/2023	1,000,000	1,063,103
2.88%, 6/1/2027	500,000	539,368

		1,602,471

MEXICO 0.2%
United Mexican States,
3.63%, 3/15/2022	500,000	519,255
4.13%, 1/21/2026	250,000	271,875
3.75%, 1/11/2028	250,000	265,000
6.75%, 9/27/2034	200,000	284,500
5.55%, 1/21/2045	200,000	255,500
4.60%, 1/23/2046	250,000	281,250
4.50%, 1/31/2050	200,000	224,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

MEXICO (continued)
United Mexican States (continued)
5.75%, 10/12/2110	$200,000	$248,500

		2,350,380

PANAMA 0.1%
Republic of Chile,
4.50%, 4/16/2050	200,000	247,302
Republic of Panama,
3.88%, 3/17/2028	200,000	220,702
3.16%, 1/23/2030	200,000	211,200
6.70%, 1/26/2036	250,000	359,875

		1,039,079

PERU 0.0%†
Republic of Peru,
5.63%, 11/18/2050	200,000	306,000

PHILIPPINES 0.1%
Republic of Philippines,
7.75%, 1/14/2031	250,000	375,680
6.38%, 10/23/2034	250,000	361,609
3.95%, 1/20/2040	250,000	297,112

		1,034,401

POLAND 0.1%
Republic of Poland,
5.13%, 4/21/2021	125,000	130,037
3.00%, 3/17/2023	500,000	518,960
4.00%, 1/22/2024	250,000	270,395

		919,392

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.88%, 1/21/2025	350,000	365,312
Republic of Korea,
5.63%, 11/3/2025	200,000	242,011
2.50%, 6/19/2029	200,000	208,726

		816,049

SWEDEN 0.1%
Svensk Exportkredit AB,
3.13%, 11/8/2021	500,000	514,343
2.88%, 3/14/2023	200,000	208,758

		723,101

URUGUAY 0.1%
Oriental Republic of Uruguay,
4.50%, 8/14/2024	350,000	380,188
4.38%, 10/27/2027	250,000	280,750
5.10%, 6/18/2050	300,000	378,750

		1,039,688

Total Foreign Government Securities (cost $16,198,863)		17,470,349

Mortgage-Backed Securities 26.5%
	Principal Amount	Value
FHLMC Gold Pool
Pool# J00935
5.00%, 12/1/2020	1,323	1,398

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# J00854
5.00%, 1/1/2021	$1,706	$1,802
Pool# J00855
5.50%, 1/1/2021	1,514	1,521
Pool# J01279
5.50%, 2/1/2021	480	484
Pool# J01570
5.50%, 4/1/2021	1,016	1,027
Pool# J06015
5.00%, 5/1/2021	2,562	2,707
Pool# J01771
5.00%, 5/1/2021	1,928	2,037
Pool# J05950
5.50%, 5/1/2021	4,914	4,953
Pool# G18122
5.00%, 6/1/2021	1,602	1,693
Pool# J01980
6.00%, 6/1/2021	2,363	2,371
Pool# J03074
5.00%, 7/1/2021	832	880
Pool# J03028
5.50%, 7/1/2021	462	464
Pool# C00351
8.00%, 7/1/2024	162	175
Pool# D60780
8.00%, 6/1/2025	889	960
Pool# G30267
5.00%, 8/1/2025	86,354	92,431
Pool# J13883
3.50%, 12/1/2025	257,559	268,872
Pool# J18702
3.00%, 3/1/2027	141,320	145,863
Pool# J18127
3.00%, 3/1/2027	137,910	142,348
Pool# J19106
3.00%, 5/1/2027	59,822	61,812
Pool# J20471
3.00%, 9/1/2027	263,957	272,449
Pool# D82854
7.00%, 10/1/2027	383	406
Pool# G14609
3.00%, 11/1/2027	350,521	361,802
Pool# C00566
7.50%, 12/1/2027	594	674
Pool# G15100
2.50%, 7/1/2028	111,763	114,330
Pool# C18271
7.00%, 11/1/2028	1,461	1,603
Pool# C00678
7.00%, 11/1/2028	798	908
Pool# C00836
7.00%, 7/1/2029	404	462
Pool# C31285
7.00%, 9/1/2029	954	1,069
Pool# C31282
7.00%, 9/1/2029	45	46
Pool# C32914
8.00%, 11/1/2029	677	691
Pool# G18536
2.50%, 1/1/2030	1,338,740	1,366,323
Pool# C37436
8.00%, 1/1/2030	1,247	1,460
Pool# C36429
7.00%, 2/1/2030	438	448
Pool# C36306
7.00%, 2/1/2030	435	448
Pool# C00921
7.50%, 2/1/2030	695	798

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G01108
7.00%, 4/1/2030	$301	$340
Pool# C37703
7.50%, 4/1/2030	481	504
Pool# G18552
3.00%, 5/1/2030	603,333	624,795
Pool# J32243
3.00%, 7/1/2030	568,787	589,249
Pool# J32257
3.00%, 7/1/2030	39,735	41,283
Pool# J32255
3.00%, 7/1/2030	33,508	34,713
Pool# C41561
8.00%, 8/1/2030	1,350	1,401
Pool# C01051
8.00%, 9/1/2030	1,349	1,590
Pool# C43550
7.00%, 10/1/2030	2,179	2,323
Pool# C44017
7.50%, 10/1/2030	316	320
Pool# C43967
8.00%, 10/1/2030	3,112	3,120
Pool# C44957
8.00%, 11/1/2030	1,150	1,214
Pool# C01106
7.00%, 12/1/2030	4,840	5,418
Pool# C01103
7.50%, 12/1/2030	638	762
Pool# C46932
7.50%, 1/1/2031	459	473
Pool# C01116
7.50%, 1/1/2031	415	484
Pool# C47287
7.50%, 2/1/2031	985	1,029
Pool# G01217
7.00%, 3/1/2031	6,103	6,998
Pool# C48206
7.50%, 3/1/2031	1,215	1,217
Pool# C91366
4.50%, 4/1/2031	93,924	100,996
Pool# G18601
3.00%, 5/1/2031	34,945	36,188
Pool# G18605
3.00%, 6/1/2031	18,574	19,234
Pool# C91377
4.50%, 6/1/2031	49,111	53,056
Pool# C53324
7.00%, 6/1/2031	1,117	1,176
Pool# C01209
8.00%, 6/1/2031	471	534
Pool# C54792
7.00%, 7/1/2031	1,608	1,668
Pool# J35107
2.50%, 8/1/2031	38,837	39,729
Pool# G01309
7.00%, 8/1/2031	877	991
Pool# G01311
7.00%, 9/1/2031	6,155	7,013
Pool# C01222
7.00%, 9/1/2031	732	851
Pool# G01315
7.00%, 9/1/2031	209	240
Pool# J35522
2.50%, 10/1/2031	197,255	201,325
Pool# C58694
7.00%, 10/1/2031	3,074	3,306
Pool# C60012
7.00%, 11/1/2031	516	529

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# C61298
8.00%, 11/1/2031	$1,804	$1,848
Pool# J35957
2.50%, 12/1/2031	345,346	352,474
Pool# C61105
7.00%, 12/1/2031	3,827	4,071
Pool# C01305
7.50%, 12/1/2031	526	591
Pool# C63171
7.00%, 1/1/2032	4,210	4,793
Pool# V61548
2.50%, 2/1/2032	364,386	372,768
Pool# G01391
7.00%, 4/1/2032	10,445	12,064
Pool# C01345
7.00%, 4/1/2032	3,474	4,020
Pool# C01370
8.00%, 4/1/2032	763	853
Pool# G16285
3.50%, 5/1/2032	29,130	30,706
Pool# C66916
7.00%, 5/1/2032	8,103	8,648
Pool# C01381
8.00%, 5/1/2032	9,142	10,699
Pool# C68300
7.00%, 6/1/2032	2,440	2,572
Pool# C68290
7.00%, 6/1/2032	1,656	1,783
Pool# G01449
7.00%, 7/1/2032	6,617	7,594
Pool# C69908
7.00%, 8/1/2032	17,362	19,496
Pool# C91558
3.50%, 9/1/2032	107,485	112,846
Pool# G16407
2.50%, 1/1/2033	137,274	140,722
Pool# G16408
2.50%, 1/1/2033	81,025	82,977
Pool# G01536
7.00%, 3/1/2033	8,904	10,333
Pool# G30646
3.00%, 5/1/2033	163,611	170,035
Pool# G30642
3.00%, 5/1/2033	74,290	77,206
Pool# K90535
3.00%, 5/1/2033	30,230	31,417
Pool# G18696
3.50%, 7/1/2033	31,373	32,743
Pool# A16419
6.50%, 11/1/2033	10,874	12,060
Pool# A16522
6.50%, 12/1/2033	19,209	22,036
Pool# C01806
7.00%, 1/1/2034	8,613	9,038
Pool# A21356
6.50%, 4/1/2034	34,308	39,431
Pool# C01851
6.50%, 4/1/2034	19,015	22,233
Pool# A22067
6.50%, 5/1/2034	21,928	24,988
Pool# A24301
6.50%, 5/1/2034	19,918	22,089
Pool# G18737
3.50%, 6/1/2034	232,587	242,827
Pool# A24988
6.50%, 7/1/2034	7,974	8,844
Pool# G01741
6.50%, 10/1/2034	7,437	8,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08023
6.50%, 11/1/2034	$16,838	$19,488
Pool# A33137
6.50%, 1/1/2035	2,692	2,985
Pool# G08064
6.50%, 4/1/2035	7,867	9,168
Pool# G01947
7.00%, 5/1/2035	7,597	8,844
Pool# G08088
6.50%, 10/1/2035	71,646	83,423
Pool# A39759
5.50%, 11/1/2035	6,977	7,865
Pool# A40376
5.50%, 12/1/2035	4,887	5,398
Pool# A42305
5.50%, 1/1/2036	15,367	17,009
Pool# A41548
7.00%, 1/1/2036	11,907	13,533
Pool# G08111
5.50%, 2/1/2036	19,675	22,213
Pool# A43886
5.50%, 3/1/2036	260,383	292,380
Pool# A43861
5.50%, 3/1/2036	46,897	50,448
Pool# G08116
5.50%, 3/1/2036	22,372	25,265
Pool# A43534
6.50%, 3/1/2036	1,567	1,738
Pool# A48735
5.50%, 5/1/2036	5,091	5,477
Pool# G08136
6.50%, 6/1/2036	9,306	10,578
Pool# A53039
6.50%, 10/1/2036	32,544	36,092
Pool# A53219
6.50%, 10/1/2036	816	905
Pool# C91982
3.50%, 3/1/2038	139,287	145,607
Pool# G04251
6.50%, 4/1/2038	4,308	5,019
Pool# G04569
6.50%, 8/1/2038	5,633	6,418
Pool# C92013
3.50%, 9/1/2038	353,352	368,414
Pool# A84252
6.50%, 1/1/2039	18,724	21,256
Pool# A84287
6.50%, 1/1/2039	9,458	11,020
Pool# G05535
4.50%, 7/1/2039	721,905	789,032
Pool# A91165
5.00%, 2/1/2040	1,203,306	1,337,235
Pool# G60342
4.50%, 5/1/2042	150,044	164,011
Pool# G60195
4.00%, 6/1/2042	358,908	386,675
Pool# G07158
3.50%, 10/1/2042	233,243	246,832
Pool# Q12051
3.50%, 10/1/2042	145,443	153,917
Pool# G07163
3.50%, 10/1/2042	121,377	128,479
Pool# Q11532
3.50%, 10/1/2042	97,309	102,979
Pool# Q12052
3.50%, 10/1/2042	62,720	66,368
Pool# C09020
3.50%, 11/1/2042	533,263	564,318

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G07264
3.50%, 12/1/2042	$252,782	$267,508
Pool# Q14292
3.50%, 1/1/2043	48,580	51,423
Pool# Q14881
3.50%, 1/1/2043	45,522	48,173
Pool# Q15884
3.00%, 2/1/2043	526,670	547,088
Pool# V80002
2.50%, 4/1/2043	277,375	281,454
Pool# Q16915
3.00%, 4/1/2043	498,252	518,954
Pool# Q17675
3.50%, 4/1/2043	240,174	254,161
Pool# Q18523
3.50%, 5/1/2043	588,756	622,154
Pool# Q18751
3.50%, 6/1/2043	923,336	976,368
Pool# G07410
3.50%, 7/1/2043	90,392	96,738
Pool# Q20332
3.50%, 7/1/2043	22,313	23,597
Pool# G07459
3.50%, 8/1/2043	469,636	496,991
Pool# G60038
3.50%, 1/1/2044	700,576	741,315
Pool# Q26869
4.00%, 6/1/2044	695,412	749,198
Pool# G07946
4.00%, 7/1/2044	125,419	134,342
Pool# Q28607
3.50%, 9/1/2044	128,616	136,118
Pool# G61231
3.50%, 9/1/2044	22,226	23,509
Pool# G08609
3.50%, 10/1/2044	69,485	73,004
Pool# Q30833
4.00%, 1/1/2045	12,166	12,985
Pool# G60400
4.50%, 1/1/2045	116,596	127,275
Pool# Q34165
4.00%, 6/1/2045	243,075	259,473
Pool# V81873
4.00%, 8/1/2045	30,711	32,779
Pool# G08669
4.00%, 9/1/2045	171,929	183,506
Pool# Q38357
4.00%, 1/1/2046	12,352	13,176
Pool# G61365
4.50%, 1/1/2046	119,007	128,550
Pool# Q39434
3.50%, 3/1/2046	51,267	53,796
Pool# Q39440
4.00%, 3/1/2046	12,745	13,421
Pool# G08704
4.50%, 4/1/2046	21,800	23,355
Pool# Q40097
4.50%, 4/1/2046	1,354	1,436
Pool# G60582
3.50%, 5/1/2046	139,681	147,610
Pool# Q40718
3.50%, 5/1/2046	50,330	52,597
Pool# G08707
4.00%, 5/1/2046	212,469	226,019
Pool# G08708
4.50%, 5/1/2046	17,634	18,955
Pool# Q40728
4.50%, 5/1/2046	1,226	1,301

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# Q41548
3.00%, 7/1/2046	$37,174	$38,406
Pool# Q41903
3.50%, 7/1/2046	240,071	250,987
Pool# Q41491
3.50%, 7/1/2046	35,080	36,672
Pool# Q41935
3.50%, 7/1/2046	16,743	17,722
Pool# G61791
4.00%, 7/1/2046	21,527	22,972
Pool# Q41947
4.50%, 7/1/2046	9,880	10,572
Pool# G08715
3.00%, 8/1/2046	336,545	347,706
Pool# Q42596
3.50%, 8/1/2046	224,527	235,422
Pool# Q42393
3.50%, 8/1/2046	43,973	45,868
Pool# Q42203
3.50%, 8/1/2046	33,956	35,537
Pool# G61323
3.00%, 9/1/2046	309,975	321,964
Pool# G08721
3.00%, 9/1/2046	249,856	258,491
Pool# V82617
3.50%, 9/1/2046	138,199	145,831
Pool# G08722
3.50%, 9/1/2046	38,967	40,846
Pool# G60733
4.50%, 9/1/2046	46,070	50,514
Pool# G60722
3.00%, 10/1/2046	442,639	459,519
Pool# Q44035
3.00%, 10/1/2046	305,531	315,672
Pool# G61815
4.00%, 10/1/2046	19,930	21,262
Pool# G61257
3.00%, 11/1/2046	572,392	589,596
Pool# Q44452
3.00%, 11/1/2046	122,850	126,927
Pool# G08732
3.00%, 11/1/2046	39,265	40,568
Pool# Q44473
3.50%, 11/1/2046	33,353	34,779
Pool# Q44223
3.50%, 11/1/2046	23,343	24,195
Pool# G08734
4.00%, 11/1/2046	299,706	317,701
Pool# G08737
3.00%, 12/1/2046	1,367,964	1,413,369
Pool# G60989
3.00%, 12/1/2046	180,200	186,346
Pool# Q45878
3.00%, 12/1/2046	46,972	48,476
Pool# G08738
3.50%, 12/1/2046	1,084,465	1,131,316
Pool# Q45024
3.50%, 12/1/2046	70,656	74,940
Pool# G61862
3.50%, 12/1/2046	44,754	46,877
Pool# G08741
3.00%, 1/1/2047	322,720	333,432
Pool# G08747
3.00%, 2/1/2047	506,663	523,476
Pool# G08748
3.50%, 2/1/2047	64,004	66,848
Pool# G08749
4.00%, 2/1/2047	514,828	544,815

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08751
3.50%, 3/1/2047	$294,920	$307,411
Pool# Q47592
3.50%, 4/1/2047	142,909	148,943
Pool# Q47484
3.50%, 4/1/2047	62,968	66,359
Pool# G60988
3.00%, 5/1/2047	962,399	999,091
Pool# Q48098
3.50%, 5/1/2047	229,936	242,510
Pool# G61390
3.00%, 6/1/2047	284,255	293,677
Pool# V83270
3.50%, 7/1/2047	106,215	110,722
Pool# G08770
3.50%, 7/1/2047	104,827	109,391
Pool# G61339
3.00%, 8/1/2047	110,195	113,815
Pool# G08774
3.50%, 8/1/2047	167,510	174,611
Pool# Q49917
3.50%, 8/1/2047	74,793	77,970
Pool# Q53085
3.00%, 9/1/2047	87,796	90,695
Pool# G08779
3.50%, 9/1/2047	266,403	277,866
Pool# G61295
3.50%, 9/1/2047	173,620	184,120
Pool# G61622
3.00%, 10/1/2047	255,849	264,329
Pool# G08785
4.00%, 10/1/2047	17,333	18,316
Pool# Q52075
4.00%, 11/1/2047	326,008	344,921
Pool# V83598
3.50%, 12/1/2047	98,806	103,050
Pool# G67707
3.50%, 1/1/2048	199,918	214,961
Pool# T65458
3.50%, 2/1/2048	453,471	464,859
Pool# G61311
3.50%, 2/1/2048	354,143	369,234
Pool# G08800
3.50%, 2/1/2048	44,388	46,379
Pool# Q54460
4.00%, 2/1/2048	161,991	172,858
Pool# G08801
4.00%, 2/1/2048	114,650	120,877
Pool# G61298
4.00%, 2/1/2048	20,300	21,803
Pool# G61929
3.50%, 3/1/2048	111,930	116,683
Pool# Q54727
3.50%, 3/1/2048	86,116	89,700
Pool# Q55401
5.00%, 4/1/2048	21,536	23,108
Pool# V84237
3.50%, 5/1/2048	348,045	361,742
Pool# G08820
4.50%, 5/1/2048	448,685	475,322
Pool# G08816
3.50%, 6/1/2048	106,711	110,802
Pool# G67713
4.00%, 6/1/2048	41,067	44,108
Pool# G08817
4.00%, 6/1/2048	36,405	38,176
Pool# G67712
4.00%, 6/1/2048	20,665	22,492

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08824
4.00%, 7/1/2048	$2,058,627	$2,161,699
Pool# G08827
4.50%, 7/1/2048	231,681	245,313
Pool# Q57401
4.50%, 7/1/2048	50,553	53,480
Pool# Q57402
4.50%, 7/1/2048	20,536	22,160
Pool# G08831
4.00%, 8/1/2048	313,354	327,844
Pool# G08836
4.00%, 9/1/2048	1,161,146	1,216,204
Pool# G67716
4.50%, 10/1/2048	160,135	175,145
Pool# G08843
4.50%, 10/1/2048	61,797	65,465
Pool# G08852
4.00%, 12/1/2048	256,636	268,503
Pool# V85044
4.00%, 12/1/2048	101,595	107,884
Pool# V85082
4.50%, 12/1/2048	661,204	699,606
Pool# G61846
4.00%, 1/1/2049	675	705
Pool# V85139
4.50%, 1/1/2049	33,469	35,529
Pool# V85279
3.50%, 4/1/2049	75,841	79,994
Pool# Q63655
3.00%, 5/1/2049	150,195	153,910
Pool# Q63556
3.00%, 6/1/2049	27,794	28,482
Pool# G08882
4.00%, 6/1/2049	373,856	390,980
FHLMC Non Gold Pool
Pool# 1B8478
4.58%, 7/1/2041(a)	52,500	54,734
Pool# 2B0108
3.87%, 1/1/2042(a)	2,735	2,831
FHLMC UMBS Pool
Pool# SB0218
3.00%, 10/1/2033	124,503	128,671
Pool# QN0248
3.00%, 7/1/2034	92,368	95,228
Pool# SB0095
3.50%, 7/1/2034	170,197	177,524
Pool# SB0069
3.00%, 9/1/2034	1,935,172	2,006,818
Pool# SB8021
3.00%, 12/1/2034	1,055,039	1,087,784
Pool# ZT1321
4.50%, 11/1/2048	398,467	421,630
Pool# ZA6536
4.00%, 3/1/2049	62,724	65,873
Pool# ZA6380
4.00%, 3/1/2049	54,309	56,871
Pool# SD8025
3.50%, 11/1/2049	2,413,657	2,494,210
Pool# RA1859
3.00%, 12/1/2049	586,357	600,872
FHLMC UMBS Pool# ZS8701,
3.50%, 6/1/2033	148,525	155,249
FNMA Pool
Pool# AC9890
4.60%, 4/1/2040(a)	293,071	306,801
Pool# AJ1249
4.07%, 9/1/2041(a)	86,243	90,024

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA Pool (continued)
Pool# AL1437
3.78%, 1/1/2042(a)	$27,779	$29,273
Pool# AK0714
4.00%, 2/1/2042(a)	6,761	7,022
Pool# AP1961
4.44%, 8/1/2042(a)	34,661	35,821
Pool# BF0203
3.00%, 2/1/2047	376,714	383,596
Pool# BF0206
4.00%, 2/1/2047	82,749	88,188
Pool# BF0200
3.50%, 11/1/2051	394,941	419,331
FNMA UMBS Pool
Pool# 969977
5.00%, 5/1/2023	80,198	84,718
Pool# AA2549
4.00%, 4/1/2024	37,810	39,502
Pool# 935348
5.50%, 6/1/2024	8,595	8,631
Pool# AC1374
4.00%, 8/1/2024	51,756	54,090
Pool# AC1529
4.50%, 9/1/2024	21,570	22,497
Pool# AD0244
4.50%, 10/1/2024	18,119	18,952
Pool# AD4089
4.50%, 5/1/2025	187,218	197,408
Pool# 890216
4.50%, 7/1/2025	32,000	33,743
Pool# AH1361
3.50%, 12/1/2025	125,696	131,176
Pool# AH1518
3.50%, 12/1/2025	60,294	62,916
Pool# AE6384
4.00%, 1/1/2026	11,305	11,821
Pool# AL0298
4.00%, 5/1/2026	176,594	185,133
Pool# AB4277
3.00%, 1/1/2027	560,272	578,018
Pool# AP4746
3.00%, 8/1/2027	89,254	92,240
Pool# AP7855
3.00%, 9/1/2027	567,570	587,517
Pool# AP4640
3.00%, 9/1/2027	60,816	62,952
Pool# AQ5096
3.00%, 11/1/2027	117,148	121,262
Pool# AB6887
3.00%, 11/1/2027	97,168	100,580
Pool# AQ4532
3.00%, 11/1/2027	83,421	86,352
Pool# AQ3758
3.00%, 11/1/2027	62,422	64,619
Pool# AQ7406
3.00%, 11/1/2027	62,295	64,483
Pool# AB6886
3.00%, 11/1/2027	46,289	47,932
Pool# AQ2884
3.00%, 12/1/2027	56,189	58,166
Pool# AS0487
2.50%, 9/1/2028	233,874	239,535
Pool# 930998
4.50%, 4/1/2029	26,147	27,674
Pool# MA0243
5.00%, 11/1/2029	16,369	17,672
Pool# BM1507
2.50%, 12/1/2029	88,554	90,232

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# AL8077
3.50%, 12/1/2029	$19,740	$20,669
Pool# MA0268
5.00%, 12/1/2029	13,900	14,997
Pool# AX7727
2.50%, 3/1/2030	370,177	377,635
Pool# BM4299
3.00%, 3/1/2030	660,000	679,887
Pool# AD5655
5.00%, 5/1/2030	33,383	36,039
Pool# AB1038
5.00%, 5/1/2030	19,902	21,486
Pool# MA0443
5.00%, 5/1/2030	19,818	21,395
Pool# AS5412
2.50%, 7/1/2030	53,024	54,094
Pool# AS5420
3.00%, 7/1/2030	74,953	77,461
Pool# AL7152
3.50%, 7/1/2030	454,415	477,747
Pool# AS5702
2.50%, 8/1/2030	407,652	415,875
Pool# AZ4898
2.50%, 8/1/2030	300,597	306,659
Pool# AY8448
3.00%, 8/1/2030	257,020	266,015
Pool# AZ2953
3.00%, 9/1/2030	306,858	317,617
Pool# AZ5718
3.00%, 9/1/2030	290,534	300,010
Pool# MA0559
5.00%, 9/1/2030	7,110	7,676
Pool# AS6060
3.00%, 10/1/2030	338,890	350,563
Pool# AZ9234
3.50%, 10/1/2030	21,082	22,034
Pool# AS6272
2.50%, 12/1/2030	76,662	78,207
Pool# AH1515
4.00%, 12/1/2030	294,513	315,025
Pool# AD0716
6.50%, 12/1/2030	192,282	214,491
Pool# BA6532
2.50%, 1/1/2031	65,337	66,571
Pool# BM5016
3.00%, 1/1/2031	236,435	245,124
Pool# MA0641
4.00%, 2/1/2031	297,670	318,381
Pool# 560868
7.50%, 2/1/2031	469	474
Pool# BC0774
3.00%, 3/1/2031	56,491	58,769
Pool# AS6919
3.50%, 3/1/2031	57,348	60,024
Pool# BC5968
2.50%, 4/1/2031	88,929	90,667
Pool# BC4430
3.00%, 4/1/2031	24,440	25,308
Pool# AL8566
3.00%, 6/1/2031	71,579	74,208
Pool# AL8565
3.00%, 6/1/2031	62,223	64,615
Pool# AL8561
3.50%, 6/1/2031	46,793	49,476
Pool# AS8028
2.50%, 9/1/2031	231,827	236,514
Pool# BM1888
2.50%, 10/1/2031	657,833	670,992

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# MA2775
2.50%, 10/1/2031	$472,429	$481,971
Pool# AS8038
2.50%, 10/1/2031	250,841	255,909
Pool# BC4777
2.50%, 10/1/2031	158,529	161,731
Pool# AS8612
3.00%, 10/1/2031	91,995	95,218
Pool# 607212
7.50%, 10/1/2031	2,501	2,558
Pool# 607632
6.50%, 11/1/2031	59	65
Pool# MA2830
2.50%, 12/1/2031	176,627	180,196
Pool# BM3814
2.50%, 12/1/2031	119,350	121,962
Pool# AS8609
3.00%, 1/1/2032	94,888	98,104
Pool# AL9786
3.00%, 1/1/2032	62,894	65,580
Pool# AL9585
3.50%, 1/1/2032	22,999	24,319
Pool# BM1036
2.50%, 2/1/2032	767,458	785,569
Pool# BM4624
3.00%, 2/1/2032	82,937	86,429
Pool# AS8767
3.00%, 2/1/2032	76,490	79,120
Pool# AL9740
3.00%, 2/1/2032	40,571	42,132
Pool# AL9871
3.00%, 2/1/2032	31,977	33,343
Pool# BM1007
2.50%, 3/1/2032	199,718	203,748
Pool# AL9899
3.00%, 3/1/2032	120,717	125,368
Pool# BM3269
2.50%, 4/1/2032	197,135	201,139
Pool# MA1029
3.50%, 4/1/2032	268,877	282,168
Pool# AS9695
3.50%, 5/1/2032	107,675	113,623
Pool# BM4088
3.00%, 6/1/2032	74,981	77,668
Pool# 890786
3.50%, 6/1/2032	77,100	81,521
Pool# MA1107
3.50%, 7/1/2032	73,348	76,979
Pool# BH6610
3.50%, 7/1/2032	22,707	23,730
Pool# BM1669
3.00%, 8/1/2032	38,837	40,498
Pool# BH5355
3.50%, 8/1/2032	29,336	30,717
Pool# MA1166
3.50%, 9/1/2032	416,618	437,219
Pool# BM5167
3.50%, 9/1/2032	21,059	22,032
Pool# CA0586
2.50%, 10/1/2032	20,121	20,618
Pool# BH9391
3.50%, 10/1/2032	23,285	24,517
Pool# BM3389
3.00%, 11/1/2032	77,424	80,737
Pool# BM3977
3.00%, 12/1/2032	172,485	178,833
Pool# CA0951
3.00%, 12/1/2032	120,817	125,065

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# FM1661
2.50%, 1/1/2033	$496,112	$505,694
Pool# BM4338
2.50%, 1/1/2033	186,321	190,085
Pool# BM3919
3.00%, 2/1/2033	37,352	38,951
Pool# 656559
6.50%, 2/1/2033	24,051	26,658
Pool# 694846
6.50%, 4/1/2033	7,530	8,346
Pool# AB9402
3.00%, 5/1/2033	195,074	202,621
Pool# AB9403
3.00%, 5/1/2033	81,260	84,407
Pool# AB9300
3.00%, 5/1/2033	69,414	72,145
Pool# MA3372
4.00%, 5/1/2033	49,725	51,992
Pool# 254767
5.50%, 6/1/2033	466,214	523,623
Pool# MA1527
3.00%, 8/1/2033	390,649	405,781
Pool# 750229
6.50%, 10/1/2033	19,459	21,568
Pool# 725228
6.00%, 3/1/2034	486,161	559,309
Pool# 725424
5.50%, 4/1/2034	521,194	587,912
Pool# MA3739
3.50%, 8/1/2034	229,329	239,331
Pool# 788027
6.50%, 9/1/2034	16,554	18,348
Pool# 735141
5.50%, 1/1/2035	269,631	304,305
Pool# 735227
5.50%, 2/1/2035	298,227	336,437
Pool# AL4260
5.50%, 9/1/2036	38,583	43,540
Pool# 310104
5.50%, 8/1/2037	287,823	324,720
Pool# 955194
7.00%, 11/1/2037	151,985	179,220
Pool# MA3464
3.50%, 9/1/2038	191,368	199,574
Pool# AB1735
3.50%, 11/1/2040	7,611	7,858
Pool# AB2067
3.50%, 1/1/2041	364,578	387,831
Pool# AB2068
3.50%, 1/1/2041	207,834	219,788
Pool# 932888
3.50%, 1/1/2041	115,158	123,964
Pool# 932891
3.50%, 1/1/2041	20,144	21,654
Pool# AL6521
5.00%, 4/1/2041	723,956	803,221
Pool# AL5863
4.50%, 6/1/2041	461,053	503,409
Pool# AI9920
4.00%, 9/1/2041	8,151	8,516
Pool# AI9851
4.50%, 9/1/2041	51,128	55,885
Pool# AL0761
5.00%, 9/1/2041	519,112	576,505
Pool# AJ5431
4.50%, 10/1/2041	106,713	116,644
Pool# AL0933
5.00%, 10/1/2041	100,575	111,660

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# AJ4861
4.00%, 12/1/2041	$195,306	$209,970
Pool# AX5316
4.50%, 1/1/2042	17,986	19,654
Pool# AL2499
4.50%, 1/1/2042	8,268	9,057
Pool# AX5297
5.00%, 1/1/2042	23,287	25,838
Pool# AW8167
3.50%, 2/1/2042	495,532	524,033
Pool# AB5185
3.50%, 5/1/2042	339,690	359,284
Pool# AO3575
4.50%, 5/1/2042	60,006	64,469
Pool# 890621
5.00%, 5/1/2042	67,560	74,748
Pool# AO4647
3.50%, 6/1/2042	582,769	616,389
Pool# AO8036
4.50%, 7/1/2042	718,765	772,960
Pool# AP2092
4.50%, 8/1/2042	32,329	34,201
Pool# AP6579
3.50%, 9/1/2042	652,975	690,623
Pool# AP7489
4.00%, 9/1/2042	447,310	480,599
Pool# AP6756
4.00%, 9/1/2042	14,591	15,609
Pool# AL2782
4.50%, 9/1/2042	73,149	79,860
Pool# AB6524
3.50%, 10/1/2042	1,071,263	1,133,060
Pool# AB7074
3.00%, 11/1/2042	890,964	924,949
Pool# AP8785
3.00%, 11/1/2042	122,486	127,149
Pool# AB6786
3.50%, 11/1/2042	362,768	383,652
Pool# AL2677
3.50%, 11/1/2042	166,811	176,474
Pool# AB7362
3.00%, 12/1/2042	487,673	506,243
Pool# MA1273
3.50%, 12/1/2042	267,523	282,955
Pool# AR4210
3.50%, 1/1/2043	223,432	236,316
Pool# AR8213
3.50%, 4/1/2043	221,964	234,817
Pool# AB9238
3.00%, 5/1/2043	623,995	649,543
Pool# AB9237
3.00%, 5/1/2043	445,637	464,185
Pool# AB9236
3.00%, 5/1/2043	103,626	108,149
Pool# AB9362
3.50%, 5/1/2043	457,229	487,603
Pool# AT4145
3.00%, 6/1/2043	212,091	220,789
Pool# AB9814
3.00%, 7/1/2043	595,181	619,587
Pool# AS0203
3.00%, 8/1/2043	266,317	277,238
Pool# AS0255
4.50%, 8/1/2043	205,450	224,125
Pool# AS0516
3.00%, 9/1/2043	276,240	286,498
Pool# AL6951
3.50%, 10/1/2043	399,676	422,686

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# BM4222
3.00%, 1/1/2044	$380,539	$395,062
Pool# AS2276
4.50%, 4/1/2044	335,664	362,682
Pool# AW1006
4.00%, 5/1/2044	142,546	155,494
Pool# AL7767
4.50%, 6/1/2044	11,522	12,588
Pool# AS3161
4.00%, 8/1/2044	391,748	417,834
Pool# BM4650
3.00%, 10/1/2044	694,209	720,799
Pool# CA0688
3.50%, 10/1/2044	225,931	238,841
Pool# BC5090
4.00%, 10/1/2044	56,393	60,336
Pool# AS3946
4.00%, 12/1/2044	526,163	570,156
Pool# AL8303
3.00%, 1/1/2045	125,438	130,227
Pool# BM4384
4.00%, 1/1/2045	145,670	155,585
Pool# BM3611
4.00%, 1/1/2045	97,236	104,386
Pool# BM3804
3.50%, 2/1/2045	41,943	44,351
Pool# AL9555
4.00%, 2/1/2045	1,287,792	1,385,781
Pool# AX9524
4.00%, 2/1/2045	409,150	449,154
Pool# AS4418
4.00%, 2/1/2045	295,204	324,064
Pool# AS4375
4.00%, 2/1/2045	202,137	221,900
Pool# AL6889
4.50%, 2/1/2045	84,894	93,049
Pool# BM3931
3.00%, 3/1/2045	85,813	89,039
Pool# AY1312
3.50%, 3/1/2045	827,303	882,190
Pool# AS4578
4.00%, 3/1/2045	138,197	149,269
Pool# BM3664
3.00%, 5/1/2045	381,871	396,432
Pool# AS4921
3.50%, 5/1/2045	549,130	580,891
Pool# AS5012
4.00%, 5/1/2045	543,357	596,481
Pool# BM5562
4.00%, 6/1/2045	128,138	137,171
Pool# AL7207
4.50%, 8/1/2045	103,672	113,599
Pool# AZ2947
4.00%, 9/1/2045	316,305	337,376
Pool# BA2164
3.00%, 11/1/2045	89,105	92,007
Pool# AS6213
4.00%, 11/1/2045	29,890	31,493
Pool# AS6282
3.50%, 12/1/2045	991,578	1,048,884
Pool# AS6311
3.50%, 12/1/2045	757,781	793,850
Pool# BC0326
3.50%, 12/1/2045	177,279	185,699
Pool# AS6362
4.50%, 12/1/2045	21,786	23,771
Pool# AL9849
3.50%, 1/1/2046	133,964	141,669

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# AS6474
3.50%, 1/1/2046	$133,163	$143,131
Pool# AS6539
3.50%, 1/1/2046	119,639	128,592
Pool# AS6527
4.00%, 1/1/2046	112,402	119,814
Pool# BC2667
4.00%, 2/1/2046	34,589	36,845
Pool# AL9781
4.50%, 2/1/2046	175,190	191,271
Pool# BM4621
3.50%, 3/1/2046	107,734	113,919
Pool# BA6972
4.00%, 3/1/2046	40,337	42,994
Pool# BC0823
3.50%, 4/1/2046	169,631	177,579
Pool# AS7026
4.00%, 4/1/2046	199,108	210,262
Pool# AS7251
4.00%, 5/1/2046	263,458	279,699
Pool# AL8833
4.00%, 6/1/2046	143,482	157,507
Pool# AS7593
3.50%, 7/1/2046	688,456	726,057
Pool# AS7594
3.50%, 7/1/2046	634,041	668,668
Pool# AS7545
3.50%, 7/1/2046	271,214	283,596
Pool# AL8824
3.50%, 7/1/2046	84,219	90,522
Pool# BC1452
4.00%, 7/1/2046	800,197	850,443
Pool# MA2705
3.00%, 8/1/2046	479,601	494,769
Pool# BC1489
3.00%, 8/1/2046	42,729	44,480
Pool# BD4890
3.50%, 8/1/2046	573,233	598,735
Pool# AS7760
4.00%, 8/1/2046	178,694	191,796
Pool# AS7648
4.00%, 8/1/2046	139,413	147,023
Pool# AS7795
4.00%, 8/1/2046	108,037	113,604
Pool# BD3911
4.00%, 8/1/2046	19,157	20,212
Pool# BD3923
4.00%, 8/1/2046	15,440	16,347
Pool# AS7770
4.50%, 8/1/2046	18,807	20,033
Pool# AL8947
3.50%, 9/1/2046	26,947	28,565
Pool# AL9263
3.00%, 10/1/2046	92,036	95,495
Pool# BM3932
3.50%, 10/1/2046	184,785	193,357
Pool# AL9234
3.50%, 10/1/2046	47,192	50,724
Pool# FM1871
4.00%, 10/1/2046	121,512	130,446
Pool# BC4766
4.50%, 10/1/2046	30,049	32,093
Pool# AS8154
4.50%, 10/1/2046	19,935	21,305
Pool# FM1368
3.00%, 11/1/2046	1,553,036	1,602,227
Pool# BC9003
3.00%, 11/1/2046	129,654	133,887

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# MA2806
3.00%, 11/1/2046	$103,134	$106,656
Pool# AS8369
3.50%, 11/1/2046	506,244	533,909
Pool# BE5067
3.50%, 11/1/2046	394,454	413,259
Pool# BE5038
4.00%, 11/1/2046	22,514	24,898
Pool# MA2833
3.00%, 12/1/2046	2,486,953	2,568,137
Pool# AS8483
3.00%, 12/1/2046	662,994	684,637
Pool# BC9067
3.00%, 12/1/2046	123,281	127,306
Pool# AS8488
3.00%, 12/1/2046	120,665	125,610
Pool# AS8509
3.00%, 12/1/2046	24,751	25,942
Pool# BM1121
3.50%, 12/1/2046	438,164	467,213
Pool# AS8572
3.50%, 12/1/2046	373,792	389,551
Pool# AS8417
3.50%, 12/1/2046	174,494	181,852
Pool# AS8492
3.50%, 12/1/2046	100,225	107,727
Pool# AS8650
3.00%, 1/1/2047	851,602	879,403
Pool# AL9697
3.00%, 1/1/2047	315,565	328,496
Pool# AS8647
3.00%, 1/1/2047	235,555	244,409
Pool# BE5775
3.00%, 1/1/2047	188,642	194,800
Pool# AS8692
3.50%, 1/1/2047	240,253	250,905
Pool# BM3204
3.50%, 1/1/2047	178,835	192,210
Pool# BD2440
3.50%, 1/1/2047	61,832	64,432
Pool# AL9774
3.50%, 1/1/2047	61,774	66,613
Pool# BE7115
4.50%, 1/1/2047	7,364	7,819
Pool# MA2895
3.00%, 2/1/2047	3,287,462	3,394,696
Pool# BM3688
3.50%, 2/1/2047	393,085	411,530
Pool# BD5046
3.50%, 2/1/2047	71,325	74,412
Pool# AL9859
3.00%, 3/1/2047	554,846	572,921
Pool# AL9848
3.00%, 3/1/2047	328,983	339,720
Pool# AS8966
4.00%, 3/1/2047	58,953	61,921
Pool# AS8979
4.50%, 3/1/2047	40,940	44,656
Pool# BM3707
2.50%, 4/1/2047	87,458	88,697
Pool# AS9463
3.50%, 4/1/2047	337,269	359,605
Pool# AS9451
3.50%, 4/1/2047	295,447	305,980
Pool# BD7122
4.00%, 4/1/2047	551,543	581,641
Pool# AS9467
4.00%, 4/1/2047	17,980	19,353

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# AS9470
4.50%, 4/1/2047	$142,959	$155,936
Pool# BH0304
4.50%, 4/1/2047	18,000	19,113
Pool# AS9562
3.00%, 5/1/2047	61,713	63,673
Pool# BM3237
3.50%, 5/1/2047	222,144	236,870
Pool# AS9577
3.50%, 5/1/2047	194,637	206,319
Pool# AS9586
4.00%, 5/1/2047	1,002,470	1,086,098
Pool# BM1268
4.00%, 5/1/2047	299,140	322,048
Pool# BE3670
3.50%, 6/1/2047	405,731	423,269
Pool# AS9794
3.50%, 6/1/2047	185,251	198,123
Pool# BM3549
4.00%, 6/1/2047	241,347	257,160
Pool# BE3702
4.00%, 6/1/2047	155,356	164,540
Pool# BM1295
4.50%, 6/1/2047	134,846	145,438
Pool# BE9624
4.50%, 6/1/2047	81,064	86,172
Pool# BM3801
3.00%, 7/1/2047	292,762	302,295
Pool# BM1551
3.50%, 7/1/2047	251,414	268,083
Pool# AS9909
3.50%, 7/1/2047	136,185	145,214
Pool# AS9973
4.00%, 7/1/2047	19,030	19,918
Pool# 890673
3.00%, 8/1/2047	235,489	243,202
Pool# MA3087
3.50%, 8/1/2047	479,022	498,969
Pool# BM1658
3.50%, 8/1/2047	240,570	254,458
Pool# CA0240
3.50%, 8/1/2047	186,340	194,414
Pool# BH7375
3.50%, 8/1/2047	141,107	146,978
Pool# CA0123
4.00%, 8/1/2047	300,893	325,994
Pool# BH2597
4.00%, 8/1/2047	195,072	205,751
Pool# CA0133
4.00%, 8/1/2047	83,500	87,858
Pool# CA0407
3.50%, 9/1/2047	387,546	404,362
Pool# CA0265
4.00%, 9/1/2047	589,598	618,998
Pool# BH4004
4.00%, 9/1/2047	217,215	229,653
Pool# CA0392
4.00%, 9/1/2047	97,754	102,707
Pool# BM3556
4.00%, 9/1/2047	42,031	46,443
Pool# CA0487
3.50%, 10/1/2047	693,220	723,296
Pool# BM1959
3.50%, 10/1/2047	253,869	272,859
Pool# CA0493
4.00%, 10/1/2047	457,667	482,477
Pool# CA0549
4.00%, 10/1/2047	124,574	131,507

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# CA0496
4.50%, 10/1/2047	$155,858	$170,759
Pool# CA0623
4.50%, 10/1/2047	35,299	37,398
Pool# CA0693
3.50%, 11/1/2047	573,390	596,148
Pool# BM3358
3.50%, 11/1/2047	65,666	70,999
Pool# CA0696
4.00%, 11/1/2047	444,249	467,003
Pool# CA0808
4.00%, 11/1/2047	136,926	144,447
Pool# BM3191
4.00%, 11/1/2047	48,552	50,988
Pool# BM3379
3.00%, 12/1/2047	389,168	404,513
Pool# BJ1699
4.00%, 12/1/2047	167,327	179,658
Pool# MA3238
3.50%, 1/1/2048	446,387	465,567
Pool# CA1015
4.00%, 1/1/2048	253,375	267,559
Pool# CA1025
4.50%, 1/1/2048	827,077	878,762
Pool# CA1242
3.50%, 2/1/2048	109,397	117,851
Pool# MA3277
4.00%, 2/1/2048	341,673	360,239
Pool# BK1972
4.50%, 3/1/2048	42,052	45,679
Pool# CA1510
3.50%, 4/1/2048	145,634	151,729
Pool# CA1531
3.50%, 4/1/2048	44,303	47,644
Pool# CA1551
4.00%, 4/1/2048	2,229,740	2,350,306
Pool# CA1560
4.50%, 4/1/2048	94,975	102,309
Pool# BJ2681
5.00%, 4/1/2048	29,072	31,145
Pool# BM4024
3.50%, 5/1/2048	23,076	24,870
Pool# MA3358
4.50%, 5/1/2048	427,734	455,265
Pool# MA3384
4.00%, 6/1/2048	73,414	77,079
Pool# CA1898
4.50%, 6/1/2048	146,287	159,948
Pool# CA1951
4.00%, 7/1/2048	134,216	140,797
Pool# CA1988
4.50%, 7/1/2048	113,609	120,511
Pool# BK6577
4.50%, 7/1/2048	25,831	27,403
Pool# CA2065
5.00%, 7/1/2048	73,144	79,684
Pool# BK4766
4.50%, 8/1/2048	360,845	392,893
Pool# CA2216
5.00%, 8/1/2048	88,390	97,167
Pool# CA2376
4.00%, 9/1/2048	272,909	285,105
Pool# MA3495
4.00%, 10/1/2048	427,640	447,284
Pool# BM4664
4.50%, 10/1/2048	104,230	113,487
Pool# FM1001
3.50%, 11/1/2048	53,670	55,882

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# MA3521
4.00%, 11/1/2048	$328,039	$342,768
Pool# MA3536
4.00%, 12/1/2048	333,633	348,651
Pool# BN0340
4.50%, 12/1/2048	430,097	454,963
Pool# CA2779
4.50%, 12/1/2048	125,189	136,308
Pool# BN3944
4.00%, 1/1/2049	81,647	86,621
Pool# BN6135
4.00%, 2/1/2049	180,011	188,545
Pool# CA3387
4.00%, 4/1/2049	213,772	230,157
Pool# CA3382
5.00%, 4/1/2049	46,625	51,311
Pool# CA3489
4.00%, 5/1/2049	128,909	138,947
Pool# MA3665
4.50%, 5/1/2049	333,465	352,726
Pool# FM1051
4.50%, 5/1/2049	190,062	202,019
Pool# CA3669
4.00%, 6/1/2049	247,764	265,621
Pool# CA3639
4.00%, 6/1/2049	100,379	107,154
Pool# CA3825
4.00%, 7/1/2049	65,661	71,154
Pool# CA3844
4.50%, 7/1/2049	339,526	361,212
Pool# MA3745
3.50%, 8/1/2049	1,542,456	1,591,524
Pool# CA4030
4.00%, 8/1/2049	636,569	669,765
Pool# CA4035
4.50%, 8/1/2049	225,398	239,795
Pool# BJ9610
4.00%, 9/1/2049	296,710	312,033
Pool# BO2258
3.00%, 10/1/2049	909,934	932,459
Pool# BO4708
3.00%, 11/1/2049	1,066,453	1,091,034
Pool# BO4707
3.00%, 11/1/2049	695,453	711,745
Pool# BO5169
3.00%, 11/1/2049	154,346	158,071
Pool# MA3835
3.50%, 11/1/2049	547,044	565,529
Pool# MA3836
4.00%, 11/1/2049	421,295	442,669
Pool# BO6220
3.00%, 12/1/2049	1,292,377	1,323,571
Pool# BO6225
3.00%, 12/1/2049	1,036,294	1,061,307
Pool# MA3873
4.00%, 12/1/2049	275,989	290,242
Pool# MA3939
3.50%, 2/1/2050	827,000	856,892
FNMA UMBS Pool# CA4341,
3.00%, 3/1/2048	178,000	182,815
FNMA/FHLMC UMBS, 15 Year, Single Family TBA
2.50%, 2/25/2035	3,315,000	3,374,566
3.00%, 2/25/2035	1,050,598	1,082,280
3.50%, 2/25/2035	1,627,000	1,697,275
4.00%, 2/25/2035	625,000	653,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA/FHLMC UMBS, 30 Year, Single Family TBA
5.50%, 2/25/2048	$23,000	$24,767
2.50%, 2/25/2050	3,556,000	3,583,920
3.00%, 2/25/2050	9,334,000	9,545,558
3.50%, 2/25/2050	7,513,000	7,755,412
4.00%, 2/25/2050	5,761,504	6,019,421
4.50%, 2/25/2050	3,521,000	3,725,245
5.00%, 2/25/2050	575,000	616,081
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024	378	398
Pool# 457801
7.00%, 8/15/2028	1,578	1,703
Pool# 486936
6.50%, 2/15/2029	806	917
Pool# 502969
6.00%, 3/15/2029	2,301	2,535
Pool# 487053
7.00%, 3/15/2029	1,168	1,278
Pool# 781014
6.00%, 4/15/2029	1,837	2,079
Pool# 509099
7.00%, 6/15/2029	2,173	2,221
Pool# 470643
7.00%, 7/15/2029	8,469	8,884
Pool# 434505
7.50%, 8/15/2029	37	37
Pool# 416538
7.00%, 10/15/2029	76	76
Pool# 524269
8.00%, 11/15/2029	3,441	3,450
Pool# 781124
7.00%, 12/15/2029	5,609	6,523
Pool# 507396
7.50%, 9/15/2030	28,138	29,170
Pool# 531352
7.50%, 9/15/2030	1,761	1,808
Pool# 536334
7.50%, 10/15/2030	123	126
Pool# 540659
7.00%, 1/15/2031	568	574
Pool# 486019
7.50%, 1/15/2031	633	654
Pool# 535388
7.50%, 1/15/2031	389	396
Pool# 537406
7.50%, 2/15/2031	231	232
Pool# 528589
6.50%, 3/15/2031	13,805	15,237
Pool# 508473
7.50%, 4/15/2031	2,717	2,893
Pool# 544470
8.00%, 4/15/2031	1,674	1,679
Pool# 781287
7.00%, 5/15/2031	2,735	3,175
Pool# 781319
7.00%, 7/15/2031	795	944
Pool# 485879
7.00%, 8/15/2031	5,087	5,656
Pool# 572554
6.50%, 9/15/2031	30,536	33,704
Pool# 781328
7.00%, 9/15/2031	2,645	3,112
Pool# 550991
6.50%, 10/15/2031	514	567
Pool# 571267
7.00%, 10/15/2031	737	835

Mortgage-Backed Securities (continued)
	Principal Amount	Value
GNMA I Pool (continued)
Pool# 574837
7.50%, 11/15/2031	$1,340	$1,362
Pool# 555171
6.50%, 12/15/2031	891	983
Pool# 781380
7.50%, 12/15/2031	817	977
Pool# 781481
7.50%, 1/15/2032	3,747	4,472
Pool# 580972
6.50%, 2/15/2032	129	143
Pool# 781401
7.50%, 2/15/2032	2,455	2,954
Pool# 781916
6.50%, 3/15/2032	38,188	43,323
Pool# 552474
7.00%, 3/15/2032	3,333	3,814
Pool# 781478
7.50%, 3/15/2032	1,508	1,805
Pool# 781429
8.00%, 3/15/2032	2,658	3,219
Pool# 781431
7.00%, 4/15/2032	9,857	11,738
Pool# 552616
7.00%, 6/15/2032	27,390	31,097
Pool# 570022
7.00%, 7/15/2032	10,211	11,907
Pool# 595077
6.00%, 10/15/2032	5,427	6,205
Pool# 552903
6.50%, 11/15/2032	68,341	75,811
Pool# 552952
6.00%, 12/15/2032	3,764	4,191
Pool# 602102
6.00%, 2/15/2033	10,553	11,628
Pool# 588192
6.00%, 2/15/2033	2,922	3,228
Pool# 553144
5.50%, 4/15/2033	15,771	17,695
Pool# 604243
6.00%, 4/15/2033	7,018	8,015
Pool# 611526
6.00%, 5/15/2033	5,928	6,532
Pool# 553320
6.00%, 6/15/2033	16,338	18,556
Pool# 573916
6.00%, 11/15/2033	23,881	26,312
Pool# 604788
6.50%, 11/15/2033	53,847	60,904
Pool# 781688
6.00%, 12/15/2033	25,070	28,675
Pool# 604875
6.00%, 12/15/2033	20,006	22,871
Pool# 781690
6.00%, 12/15/2033	10,030	11,467
Pool# 781699
7.00%, 12/15/2033	3,805	4,371
Pool# 621856
6.00%, 1/15/2034	6,515	7,179
Pool# 564799
6.00%, 3/15/2034	23,376	25,837
Pool# 630038
6.50%, 8/15/2034	45,432	50,778
Pool# 781804
6.00%, 9/15/2034	27,927	31,937
Pool# 781847
6.00%, 12/15/2034	21,011	23,842
Pool# 486921
5.50%, 2/15/2035	8,636	9,698

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
GNMA I Pool (continued)
Pool# 781902
6.00%, 2/15/2035	$24,963	$28,540
Pool# 649513
5.50%, 10/15/2035	206,809	228,189
Pool# 649510
5.50%, 10/15/2035	101,900	114,053
Pool# 652207
5.50%, 3/15/2036	30,722	32,995
Pool# 655519
5.00%, 5/15/2036	14,321	15,391
Pool# 652539
5.00%, 5/15/2036	8,628	9,293
Pool# 606308
5.50%, 5/15/2036	15,605	17,078
Pool# 606314
5.50%, 5/15/2036	5,063	5,437
Pool# 656666
6.00%, 6/15/2036	25,692	29,323
Pool# 657912
6.50%, 8/15/2036	3,336	3,683
Pool# 704630
5.50%, 7/15/2039	34,220	38,144
Pool# 757039
4.00%, 12/15/2040	226,794	247,261
Pool# 757038
4.00%, 12/15/2040	187,323	205,579
Pool# 755656
4.00%, 12/15/2040	76,564	84,009
Pool# 757044
4.00%, 12/15/2040	71,385	77,119
Pool# 742235
4.00%, 12/15/2040	68,007	72,908
Pool# 755655
4.00%, 12/15/2040	50,749	55,345
Pool# 757043
4.00%, 12/15/2040	35,219	38,656
Pool# 756631
4.00%, 12/15/2040	20,895	22,926
Pool# 742244
4.00%, 1/15/2041	162,482	177,189
Pool# 755959
4.00%, 1/15/2041	160,070	175,683
Pool# 753826
4.00%, 1/15/2041	70,926	77,342
Pool# 690662
4.00%, 1/15/2041	58,649	63,026
Pool# 719486
4.00%, 1/15/2041	24,193	25,877
Pool# 757557
4.00%, 2/15/2041	37,053	39,599
Pool# 757555
4.00%, 2/15/2041	31,818	34,436
Pool# AD6012
3.50%, 4/15/2043	335,381	355,580
Pool# AD7471
3.50%, 4/15/2043	291,003	308,538
Pool# AA6307
3.50%, 4/15/2043	194,885	206,624
Pool# AD9472
3.50%, 4/15/2043	140,358	146,274
Pool# AD7472
3.50%, 4/15/2043	138,425	146,932
Pool# AB3946
3.50%, 4/15/2043	94,636	100,277
Pool# AA6403
3.00%, 5/15/2043	657,043	679,613
Pool# 783781
3.50%, 6/15/2043	98,507	103,791

Mortgage-Backed Securities (continued)
	Principal Amount	Value
GNMA I Pool (continued)
Pool# 784015
3.00%, 7/15/2043	$37,694	$38,932
Pool# 784714
3.00%, 1/15/2044	141,288	145,950
Pool# 784459
3.00%, 12/15/2046	94,946	97,792
Pool# 784355
4.00%, 12/15/2046	73,507	78,961
Pool# 784500
3.00%, 2/15/2047	144,962	149,192
Pool# 784713
3.00%, 2/15/2047	29,431	30,295
Pool# 784458
3.50%, 12/15/2047	269,638	282,423
Pool# 784747
4.00%, 5/15/2048	170,950	179,971
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036	147,448	164,779
Pool# 4559
5.00%, 10/20/2039	221,574	246,098
Pool# 4715
5.00%, 6/20/2040	224,464	249,266
Pool# 4747
5.00%, 7/20/2040	123,921	137,587
Pool# 4771
4.50%, 8/20/2040	371,713	403,368
Pool# 4834
4.50%, 10/20/2040	1,000,572	1,086,012
Pool# 737727
4.00%, 12/20/2040	743,551	799,276
Pool# 737730
4.00%, 12/20/2040	228,369	245,552
Pool# 4923
4.50%, 1/20/2041	145,419	157,821
Pool# 4978
4.50%, 3/20/2041	21,778	23,636
Pool# 5017
4.50%, 4/20/2041	234,301	254,307
Pool# 5082
4.50%, 6/20/2041	393,348	426,945
Pool# 5175
4.50%, 9/20/2041	288,653	313,341
Pool# 675523
3.50%, 3/20/2042	292,755	308,174
Pool# MA0392
3.50%, 9/20/2042	1,591,754	1,677,629
Pool# MA0462
3.50%, 10/20/2042	567,631	598,197
Pool# MA0534
3.50%, 11/20/2042	1,465,078	1,549,169
Pool# MA0625
3.50%, 12/20/2042	417,369	441,282
Pool# MA0698
3.00%, 1/20/2043	357,936	371,335
Pool# MA0852
3.50%, 3/20/2043	653,402	687,218
Pool# MA0934
3.50%, 4/20/2043	767,687	811,359
Pool# AF1001
3.50%, 6/20/2043	229,054	242,977
Pool# MA1376
4.00%, 10/20/2043	630,257	669,822
Pool# AJ9335
3.50%, 10/20/2044	21,737	22,740
Pool# MA2754
3.50%, 4/20/2045	289,087	303,132

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA2824
2.50%, 5/20/2045	$324,156	$330,342
Pool# MA2825
3.00%, 5/20/2045	606,784	631,302
Pool# MA2891
3.00%, 6/20/2045	1,600,008	1,662,669
Pool# MA2960
3.00%, 7/20/2045	499,069	519,711
Pool# AO1103
3.50%, 9/20/2045	499,555	525,842
Pool# AO1099
3.50%, 9/20/2045	17,048	17,946
Pool# MA3106
4.00%, 9/20/2045	86,073	91,280
Pool# MA3172
3.00%, 10/20/2045	175,138	181,681
Pool# MA3173
3.50%, 10/20/2045	11,063	11,601
Pool# MA3174
4.00%, 10/20/2045	16,055	17,026
Pool# MA3243
3.00%, 11/20/2045	153,600	159,345
Pool# MA3244
3.50%, 11/20/2045	205,280	215,269
Pool# MA3309
3.00%, 12/20/2045	306,417	317,870
Pool# MA3310
3.50%, 12/20/2045	83,643	87,716
Pool# MA3377
4.00%, 1/20/2046	44,212	46,589
Pool# 784119
3.00%, 2/20/2046	613,230	637,715
Pool# MA3521
3.50%, 3/20/2046	489,740	513,139
Pool# MA3522
4.00%, 3/20/2046	461,963	486,800
Pool# MA3596
3.00%, 4/20/2046	284,522	295,450
Pool# MA3597
3.50%, 4/20/2046	87,919	92,150
Pool# MA3662
3.00%, 5/20/2046	519,804	539,693
Pool# MA3735
3.00%, 6/20/2046	592,009	614,479
Pool# MA3736
3.50%, 6/20/2046	1,686,985	1,760,137
Pool# MA3802
3.00%, 7/20/2046	1,043,010	1,082,592
Pool# MA3804
4.00%, 7/20/2046	41,595	43,756
Pool# MA3873
3.00%, 8/20/2046	1,032,832	1,071,410
Pool# MA3876
4.50%, 8/20/2046	16,183	17,481
Pool# MA3936
3.00%, 9/20/2046	915,698	950,448
Pool# MA3939
4.50%, 9/20/2046	9,202	9,891
Pool# MA4068
3.00%, 11/20/2046	272,141	282,140
Pool# MA4126
3.00%, 12/20/2046	1,952,038	2,024,832
Pool# MA4127
3.50%, 12/20/2046	423,983	440,149
Pool# MA4194
2.50%, 1/20/2047	369,831	377,577
Pool# MA4196
3.50%, 1/20/2047	57,810	59,958

Mortgage-Backed Securities (continued)
	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA4261
3.00%, 2/20/2047	$457,218	$473,651
Pool# MA4262
3.50%, 2/20/2047	3,037,541	3,159,717
Pool# MA4264
4.50%, 2/20/2047	20,004	21,406
Pool# MA4321
3.50%, 3/20/2047	835,357	871,109
Pool# MA4382
3.50%, 4/20/2047	450,203	469,140
Pool# AZ1974
3.50%, 4/20/2047	197,214	207,594
Pool# MA4384
4.50%, 4/20/2047	20,573	22,015
Pool# MA4509
3.00%, 6/20/2047	223,404	230,947
Pool# MA4511
4.00%, 6/20/2047	830,074	875,282
Pool# MA4512
4.50%, 6/20/2047	59,334	63,492
Pool# MA4585
3.00%, 7/20/2047	36,108	37,447
Pool# MA4587
4.00%, 7/20/2047	909,983	959,282
Pool# BC1888
3.50%, 8/20/2047	297,509	313,198
Pool# MA4652
3.50%, 8/20/2047	245,608	256,361
Pool# 784471
3.50%, 8/20/2047	230,624	241,268
Pool# MA4653
4.00%, 8/20/2047	33,246	35,034
Pool# 784408
3.50%, 10/20/2047	141,862	148,438
Pool# MA4836
3.00%, 11/20/2047	373,785	386,817
Pool# MA4837
3.50%, 11/20/2047	723,029	753,439
Pool# MA4838
4.00%, 11/20/2047	1,744,820	1,829,684
Pool# MA4899
3.00%, 12/20/2047	383,835	397,042
Pool# MA4900
3.50%, 12/20/2047	556,057	579,466
Pool# 784421
3.50%, 12/20/2047	270,211	282,742
Pool# MA4961
3.00%, 1/20/2048	198,043	204,856
Pool# MA4962
3.50%, 1/20/2048	540,883	561,583
Pool# MA5018
3.00%, 2/20/2048	173,676	179,584
Pool# MA5078
4.00%, 3/20/2048	839,763	878,886
Pool# 784480
3.50%, 4/20/2048	106,336	111,267
Pool# 784479
3.50%, 4/20/2048	66,678	69,762
Pool# 784481
3.50%, 4/20/2048	23,242	24,257
Pool# MA5137
4.00%, 4/20/2048	332,977	348,732
Pool# BD4034
4.00%, 4/20/2048	60,634	63,942
Pool# MA5139
5.00%, 4/20/2048	87,560	94,450
Pool# MA5192
4.00%, 5/20/2048	1,430,590	1,496,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA5194
5.00%, 5/20/2048	$42,306	$45,269
Pool# MA5265
4.50%, 6/20/2048	644,057	681,643
Pool# MA5331
4.50%, 7/20/2048	232,056	245,471
Pool# MA5398
4.00%, 8/20/2048	739,386	771,100
Pool# MA5399
4.50%, 8/20/2048	503,477	532,298
Pool# MA5466
4.00%, 9/20/2048	453,192	472,970
Pool# BJ2692
4.00%, 11/20/2048	38,991	40,426
Pool# MA5597
5.00%, 11/20/2048	55,668	59,322
Pool# MA5652
4.50%, 12/20/2048	625,295	658,449
Pool# 784656
4.50%, 12/20/2048	227,962	239,865
Pool# BK2856
4.50%, 12/20/2048	31,354	32,983
Pool# MA5653
5.00%, 12/20/2048	95,034	100,992
Pool# MA5712
5.00%, 1/20/2049	458,108	486,007
Pool# MA5818
4.50%, 3/20/2049	166,489	174,787
Pool# MA5878
5.00%, 4/20/2049	61,556	65,112
Pool# MA5933
5.00%, 5/20/2049	49,216	52,157
Pool# MA5987
4.50%, 6/20/2049	1,060,527	1,114,895
Pool# MA6040
4.00%, 7/20/2049	200,362	208,009
Pool# MA6041
4.50%, 7/20/2049	454,425	477,277
Pool# MA6092
4.50%, 8/20/2049	144,823	152,490
Pool# MA6219
3.50%, 10/20/2049	1,219,429	1,262,140
Pool# MA6220
4.00%, 10/20/2049	940,989	983,138
Pool# MA6284
3.50%, 11/20/2049	796,568	825,409
Pool# MA6339
3.50%, 12/20/2049	498,908	517,293
Pool# MA6410
3.50%, 1/20/2050	825,000	856,134
GNMA TBA
2.50%, 2/15/2050	385,000	391,331
3.00%, 2/15/2050	6,616,000	6,804,142
3.50%, 2/15/2050	6,402,000	6,604,063
4.00%, 2/15/2050	4,452,500	4,614,599
4.50%, 2/15/2050	1,427,000	1,499,075
5.00%, 2/15/2050	931,000	985,514

Total Mortgage-Backed Securities (cost $263,498,837)		268,966,075

Municipal Bonds 0.7%
	Principal Amount	Value

California 0.3%
Bay Area Toll Authority, RB
Series F-2, 6.26%, 4/1/2049	$150,000	$243,006
Series S-3, 6.91%, 10/1/2050	100,000	174,955
California State, GO, 7.60%, 11/1/2040	100,000	174,000
East Bay Municipal Utility District, RB, Series B, 5.87%, 6/1/2040	100,000	143,755
Los Angeles Community College District, GO, Series E, 6.75%, 8/1/2049	100,000	175,696
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	100,000	144,058
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	210,000	349,593
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	125,000	186,521
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	250,674
State of California, GO
7.55%, 4/1/2039	125,000	211,279
7.63%, 3/1/2040	220,000	370,156
University of California, RB
Series AX, 3.06%, 7/1/2025	50,000	53,467
Series R, 5.77%, 5/15/2043	50,000	70,594
Series AD, 4.86%, 5/15/2112	200,000	275,204

		2,822,958

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/1/2030	200,000	239,218

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	149,000	218,412

Illinois 0.1%
Chicago O’Hare International Airport, RB, Series C, 4.57%, 1/1/2054	35,000	45,591
State of Illinois, GO, 5.10%, 6/1/2033	435,000	490,401

		535,992

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 6/1/2040	150,000	204,342

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	150,000	194,872
New Jersey Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	165,000	272,090
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	339,953

		806,915

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	140,000	229,012
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Taxable, Second General Resolution, RB, Series CC, 5.88%, 6/15/2044	100,000	156,798

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)
	Principal Amount	Value

New York (continued)
New York City Transitional Finance Authority, Future Tax Secured, RB, Series B, 5.57%, 11/1/2038	$100,000	$134,349
New York State Dormitory Authority, RB, Series F, 3.11%, 2/15/2039	100,000	106,908
New York State Thruway Authority, RB, 2.90%, 1/1/2035	50,000	52,867
Port Authority of New York & New Jersey, RB
6.04%, 12/1/2029	300,000	397,836
4.46%, 10/1/2062	100,000	134,973

		1,212,743

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 6/30/2028	200,000	239,958

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 2/15/2035	150,000	157,265
Dallas/Fort Worth International Airport, RB, Series A, 2.99%, 11/1/2038	50,000	52,135
Texas State Taxable Build America Bond, GO, Series A, 5.52%, 4/1/2039	50,000	71,491
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	100,000	123,941

		404,832

Wisconsin 0.0%†
State of Wisconsin Bond, RB, Series C, 3.15%, 5/1/2027	20,000	21,301

Total Municipal Bonds (cost $5,249,558)		6,706,671

Supranational 1.2%
	Principal Amount	Value
African Development Bank, 1.63%, 9/16/2022	500,000	503,142
Asian Development Bank
1.75%, 6/8/2021	500,000	501,942
2.63%, 1/30/2024	500,000	523,489
1.50%, 10/18/2024	500,000	502,325
2.50%, 11/2/2027	500,000	535,811
2.75%, 1/19/2028	200,000	218,239
European Bank for Reconstruction & Development, 2.75%, 3/7/2023	250,000	260,251
European Investment Bank
1.63%, 6/15/2021	500,000	500,960
1.38%, 9/15/2021	750,000	749,334
2.13%, 10/15/2021	250,000	252,911
2.25%, 3/15/2022	750,000	763,137
2.63%, 3/15/2024	500,000	523,980
2.50%, 10/15/2024	500,000	524,948
Inter-American Development Bank
1.88%, 3/15/2021	250,000	250,969
2.13%, 1/18/2022	500,000	506,700
1.75%, 9/14/2022	250,000	252,474
2.63%, 1/16/2024	500,000	522,971
2.00%, 6/2/2026	200,000	206,041
2.00%, 7/23/2026	500,000	517,004

Supranational (continued)
	Principal Amount	Value
International Bank for Reconstruction & Development
2.75%, 7/23/2021	$500,000	$509,556
1.38%, 9/20/2021	500,000	499,632
7.63%, 1/19/2023	677,000	797,732
1.88%, 6/19/2023	250,000	254,016
3.00%, 9/27/2023	250,000	264,292
2.50%, 3/19/2024	500,000	521,958
2.50%, 7/29/2025	250,000	264,219
Nordic Investment Bank, 2.25%, 5/21/2024	200,000	206,582

Total Supranational (cost $11,564,785)		11,934,615

U.S. Government Agency Securities 1.2%
	Principal Amount	Value
FFCB, 2.85%, 9/20/2021	745,000	762,593
FHLB
3.63%, 6/11/2021	1,200,000	1,235,282
3.13%, 6/13/2025	1,075,000	1,163,925
5.50%, 7/15/2036	300,000	439,712
FHLMC
2.38%, 2/16/2021	2,000,000	2,018,457
1.13%, 8/12/2021	1,137,000	1,132,104
2.38%, 1/13/2022	1,650,000	1,681,388
6.75%, 9/15/2029	388,000	559,567
6.75%, 3/15/2031	400,000	598,290
6.25%, 7/15/2032	365,000	543,314
FNMA
2.63%, 1/11/2022	355,000	363,438
2.63%, 9/6/2024	500,000	527,685
6.25%, 5/15/2029	500,000	693,672
Tennessee Valley Authority, 4.88%, 1/15/2048	300,000	438,446

Total U.S. Government Agency Securities (cost $11,242,888)		12,157,873

U.S. Treasury Obligations 40.1%
	Principal Amount	Value
U.S. Treasury Bonds
8.13%, 8/15/2021	1,800,000	1,982,180
7.13%, 2/15/2023	1,000,000	1,172,695
6.25%, 8/15/2023	869,000	1,016,357
6.00%, 2/15/2026	1,444,500	1,830,904
5.50%, 8/15/2028	5,300,000	7,012,977
5.25%, 11/15/2028	1,000,000	1,311,328
4.50%, 5/15/2038	500,000	712,637
4.50%, 8/15/2039	185,000	266,190
4.38%, 11/15/2039	1,080,000	1,534,106
3.88%, 8/15/2040	900,000	1,205,367
4.25%, 11/15/2040	500,000	702,363
3.75%, 8/15/2041	2,250,000	2,971,758
3.13%, 11/15/2041	4,000,000	4,838,125
3.13%, 2/15/2042	2,650,000	3,206,707
3.13%, 2/15/2043	1,750,000	2,115,654
2.88%, 5/15/2043	900,000	1,046,285
3.63%, 8/15/2043	2,000,000	2,611,641
3.75%, 11/15/2043	1,850,000	2,462,957
3.63%, 2/15/2044	800,000	1,046,781
3.38%, 5/15/2044	1,700,000	2,144,789
3.13%, 8/15/2044	2,400,000	2,913,187
3.00%, 11/15/2044	7,000,000	8,331,641
3.00%, 5/15/2045	2,000,000	2,385,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)
	Principal Amount	Value
U.S. Treasury Bonds (continued)
2.88%, 8/15/2045	$2,500,000	$2,923,047
3.00%, 11/15/2045	2,800,000	3,349,719
2.50%, 2/15/2046	10,200,000	11,171,789
2.50%, 5/15/2046	4,700,000	5,152,008
2.25%, 8/15/2046	1,000,000	1,044,922
2.88%, 11/15/2046	1,775,000	2,089,300
3.00%, 2/15/2047	400,000	482,406
3.00%, 5/15/2047	1,600,000	1,930,563
2.75%, 8/15/2047	1,000,000	1,154,492
3.00%, 8/15/2048	750,000	910,371
2.25%, 8/15/2049	2,500,000	2,631,836
2.38%, 11/15/2049	2,000,000	2,162,656
U.S. Treasury Notes
2.50%, 2/28/2021	4,000,000	4,042,188
2.25%, 3/31/2021	3,000,000	3,026,367
2.38%, 4/15/2021	5,000,000	5,053,125
2.25%, 4/30/2021	2,000,000	2,019,141
3.13%, 5/15/2021	1,250,000	1,276,221
1.38%, 5/31/2021	2,000,000	1,998,438
1.13%, 6/30/2021	2,000,000	1,991,563
2.13%, 6/30/2021	3,500,000	3,533,496
2.25%, 7/31/2021	5,000,000	5,061,328
2.13%, 8/15/2021	1,500,000	1,516,230
2.75%, 8/15/2021	13,000,000	13,264,570
1.50%, 9/30/2021	8,000,000	8,014,688
2.88%, 10/15/2021	6,500,000	6,662,500
1.25%, 10/31/2021	4,000,000	3,991,406
1.50%, 10/31/2021	14,000,000	14,031,172
1.75%, 11/30/2021	2,000,000	2,013,984
2.00%, 12/31/2021	2,000,000	2,024,063
1.50%, 1/31/2022	2,000,000	2,005,859
1.75%, 2/28/2022	3,000,000	3,025,195
1.75%, 3/31/2022	1,000,000	1,008,906
1.75%, 4/30/2022	2,000,000	2,018,594
1.88%, 4/30/2022	2,000,000	2,023,984
1.75%, 5/15/2022	1,700,000	1,716,070
1.75%, 5/31/2022	2,000,000	2,019,375
1.75%, 6/30/2022	1,000,000	1,010,078
2.13%, 6/30/2022	500,000	509,590
1.88%, 7/31/2022	4,000,000	4,054,062
2.00%, 7/31/2022	3,000,000	3,050,039
1.63%, 8/15/2022	5,200,000	5,240,828
1.63%, 8/31/2022	1,750,000	1,763,604
1.88%, 8/31/2022	3,500,000	3,549,492
1.75%, 9/30/2022	2,000,000	2,022,812
1.88%, 9/30/2022	500,000	507,344
1.38%, 10/15/2022	3,500,000	3,505,195
1.63%, 11/15/2022	4,000,000	4,034,062
2.00%, 11/30/2022	1,400,000	1,426,633
2.13%, 12/31/2022	2,000,000	2,046,406
2.38%, 1/31/2023	3,000,000	3,093,281
1.50%, 2/28/2023	1,000,000	1,005,859
1.50%, 3/31/2023	2,500,000	2,515,430
1.38%, 6/30/2023	2,700,000	2,705,695
2.50%, 8/15/2023	3,800,000	3,956,008
1.38%, 8/31/2023	3,700,000	3,708,527
2.75%, 8/31/2023	2,000,000	2,099,766
2.13%, 11/30/2023	3,900,000	4,017,914
2.25%, 12/31/2023	11,500,000	11,908,789
2.25%, 1/31/2024	4,800,000	4,974,187
2.50%, 1/31/2024	15,000,000	15,687,305
2.75%, 2/15/2024	4,500,000	4,752,598
2.13%, 3/31/2024	4,500,000	4,645,723
2.00%, 4/30/2024	2,000,000	2,055,859
2.25%, 4/30/2024	2,700,000	2,802,727
2.50%, 5/15/2024	1,700,000	1,782,809
2.00%, 5/31/2024	3,500,000	3,599,121
2.00%, 6/30/2024	2,500,000	2,572,070

U.S. Treasury Obligations (continued)
	Principal Amount	Value
U.S. Treasury Notes (continued)
2.13%, 7/31/2024	$1,500,000	$1,552,266
2.38%, 8/15/2024	9,250,000	9,675,283
1.88%, 8/31/2024	1,000,000	1,024,141
1.50%, 9/30/2024	2,500,000	2,519,434
2.13%, 9/30/2024	2,500,000	2,589,453
2.25%, 10/31/2024	1,000,000	1,042,188
2.25%, 11/15/2024	4,160,000	4,336,312
2.13%, 11/30/2024	1,200,000	1,244,437
2.50%, 1/31/2025	1,500,000	1,584,316
2.00%, 2/15/2025	6,500,000	6,707,695
2.63%, 3/31/2025	3,200,000	3,403,500
2.13%, 5/15/2025	1,600,000	1,662,750
2.88%, 7/31/2025	1,750,000	1,889,590
2.00%, 8/15/2025	2,000,000	2,067,109
3.00%, 10/31/2025	500,000	544,570
2.25%, 11/15/2025	1,500,000	1,571,895
1.63%, 2/15/2026	2,900,000	2,937,949
1.63%, 5/15/2026	3,000,000	3,039,375
1.50%, 8/15/2026	6,400,000	6,432,250
1.38%, 8/31/2026	4,500,000	4,488,047
1.63%, 10/31/2026	4,000,000	4,050,938
2.00%, 11/15/2026	1,000,000	1,036,836
2.25%, 2/15/2027	3,800,000	4,007,516
2.25%, 8/15/2027	13,500,000	14,274,141
2.25%, 11/15/2027	8,570,000	9,070,475
2.75%, 2/15/2028	1,000,000	1,097,305
2.88%, 5/15/2028	3,000,000	3,326,719
2.88%, 8/15/2028	3,000,000	3,333,867
2.63%, 2/15/2029	1,657,000	1,814,091
2.38%, 5/15/2029	3,600,000	3,869,578
1.63%, 8/15/2029	7,000,000	7,068,086

Total U.S. Treasury Obligations (cost $388,507,470)		407,029,517

Total Investments (cost $952,634,329) — 98.8%		1,002,552,667

Other assets in excess of liabilities — 1.2%		12,282,844

NET ASSETS — 100.0%		$1,014,835,511

†	Amount rounds to less than 0.1%.
(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $7,076,463 which represents 0.70% of net assets.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.
(e)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

ACES	Alternative Credit Enhancement Services
AGM	Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2019, 100% of the market value of the Fund was determined based on Level 2 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Securities 2.0%
	Principal Amount	Value
Airlines 0.1%
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	$828,704	$855,842

Other 1.9%
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 2.82%, 1/20/2031(a)(b)	8,250,000	8,208,898
Diamond CLO Ltd., Series 2019-1A, Class A1, 3.39%, 4/25/2029(a)(b)	9,000,000	8,985,123
SBA Tower Trust, 3.87%, 10/8/2024(b)	5,000,000	5,286,725

		22,480,746

Total Asset-Backed Securities (cost $22,947,742)		23,336,588

Collateralized Mortgage Obligations 1.2%
	Principal Amount	Value
FHLMC REMICS
Series 4039, Class ME, 2.00%, 12/15/2040	582,434	584,166
Series 4026, Class WJ, 2.75%, 8/15/2041	2,043,963	2,109,020
JP Morgan Mortgage Trust
Series 2017-5, Class A1A, 3.00%, 10/26/2048(a)(b)	7,931,000	7,984,490
Series 2019-3, Class A3, 4.00%, 9/25/2049(a)(b)	3,081,593	3,137,446

Total Collateralized Mortgage Obligations (cost $13,697,683)		13,815,122

Commercial Mortgage-Backed Securities 3.6%
	Principal Amount	Value
GNMA REMICS
Series 2018-17, Class MA, 2.60%, 5/1/2052	8,914,726	9,031,009
Series 2017-22, Class A, 2.50%, 8/16/2058	2,984,691	3,101,985
Series 2019-34, Class AL, 3.15%, 5/16/2059	11,536,781	11,859,324
Series 2019-131, Class AD, 2.50%, 8/16/2060	9,220,105	9,310,249
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/2048	8,500,000	9,285,850

Total Commercial Mortgage-Backed Securities (cost $41,473,416)		42,588,417

Common Stocks 0.0%†
	Shares	Value
Energy Equipment & Services 0.0%†
Bristow Group, Inc. *¥	7,441	270,629

Total Common Stocks (cost $270,629)		270,629

Corporate Bonds 42.3%
	Principal Amount	Value
Aerospace & Defense 0.1%
TransDigm, Inc., 5.50%, 11/15/2027(b)	$1,500,000	$1,509,225

Air Freight & Logistics 0.4%
FedEx Corp., 4.05%, 2/15/2048	5,200,000	5,273,832

Airlines 0.6%
Delta Air Lines, Inc., 2.90%, 10/28/2024	7,400,000	7,472,298

Auto Components 0.6%
American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	2,056,000	2,081,700
Dana, Inc., 5.38%, 11/15/2027	5,000,000	5,156,250

		7,237,950

Automobiles 0.3%
Tesla, Inc., 5.30%, 8/15/2025(b)(c)	4,150,000	4,191,583

Banks 4.0%
Citigroup, Inc.,
3.70%, 1/12/2026	2,253,000	2,444,981
3.20%, 10/21/2026	4,000,000	4,235,527
JPMorgan Chase & Co.,
3.20%, 6/15/2026	11,655,000	12,400,718
(SOFR + 1.51%), 2.74%, 10/15/2030(d)	3,815,000	3,916,338
Landwirtschaftliche Rentenbank, 3.13%, 11/14/2023	10,400,000	11,062,461
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/1/2026	2,556,000	2,804,658
National Westminster Bank plc, Series C, (ICE LIBOR USD 3 Month + 0.25%), 2.16%, 2/28/2020(d)(e)	130,000	115,557
People’s United Financial, Inc., 3.65%, 12/6/2022	3,740,000	3,908,425
Sumitomo Mitsui Financial Group, Inc., 2.75%, 1/15/2030	1,750,000	1,787,342
US Bancorp, 2.40%, 7/30/2024	4,750,000	4,878,374

		47,554,381

Biotechnology 1.2%
AbbVie, Inc., 4.05%, 11/21/2039(b)	2,750,000	2,992,228
Amgen, Inc.,
3.20%, 11/2/2027	5,000,000	5,374,719
5.15%, 11/15/2041	3,875,000	4,919,037
5.38%, 5/15/2043	1,320,000	1,716,995

		15,002,979

Capital Markets 4.2%
Ares Capital Corp., 3.25%, 7/15/2025	3,245,000	3,275,643
BlackRock, Inc.,
3.25%, 4/30/2029	7,445,000	8,139,979
2.40%, 4/30/2030	4,200,000	4,271,742
Compass Group Diversified Holdings LLC, 8.00%, 5/1/2026(b)	1,000,000	1,088,750
FMR LLC, 4.95%, 2/1/2033(b)	5,150,000	6,562,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Capital Markets (continued)
FS KKR Capital Corp.,
4.63%, 7/15/2024	$4,420,000	$4,642,978
4.13%, 2/1/2025	4,000,000	4,130,388
Moody’s Corp., 4.88%, 12/17/2048	5,383,000	6,864,212
Morgan Stanley,
3.75%, 2/25/2023	2,550,000	2,692,378
7.25%, 4/1/2032	5,600,000	8,244,925

		49,912,996

Chemicals 2.4%
Blue Cube Spinco LLC, 9.75%, 10/15/2023	2,765,000	2,948,237
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/2026(b)	6,865,000	7,318,848
Cornerstone Chemical Co., 6.75%, 8/15/2024(b)	1,000,000	962,210
DuPont de Nemours, Inc., 5.32%, 11/15/2038	7,575,000	9,185,698
FXI Holdings, Inc., 7.88%, 11/1/2024(b)	5,750,000	5,448,125
Methanex Corp., 5.25%, 12/15/2029	3,250,000	3,446,321

		29,309,439

Commercial Services & Supplies 0.6%
Cimpress plc, 7.00%, 6/15/2026(b)	5,000,000	5,284,025
ILFC E-Capital Trust I, + 1.55%, 14.50% Cap), 3.90%, 12/21/2065(b)(d)	1,800,000	1,431,000

		6,715,025

Communications Equipment 0.0%†
CommScope Technologies LLC, 6.00%, 6/15/2025(b)	130,000	124,475

Construction & Engineering 0.0%†
Tutor Perini Corp., 6.88%, 5/1/2025(b)	60,000	56,400

Consumer Finance 1.1%
American Express Co., 3.00%, 10/30/2024	3,877,000	4,073,217
American Honda Finance Corp., 2.35%, 1/8/2027	4,650,000	4,721,440
Enova International, Inc., 8.50%, 9/1/2024(b)	40,000	39,300
Ford Motor Credit Co. LLC, 4.06%, 11/1/2024	1,000,000	1,032,028
John Deere Capital Corp., 2.25%, 9/14/2026	3,025,000	3,098,336
SquareTwo Financial Corp., 0.00%, 5/24/2019^¥(f)	125,935	0

		12,964,321

Containers & Packaging 0.1%
Cascades, Inc., 5.13%, 1/15/2026(b)	1,100,000	1,135,750

Diversified Consumer Services 0.1%
Service Corp. International, 5.38%, 5/15/2024	1,099,000	1,126,132

Corporate Bonds (continued)
	Principal Amount	Value
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., 3.13%, 3/15/2026	$2,500,000	$2,681,239
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025(b)	5,000,000	5,234,725

		7,915,964

Diversified Telecommunication Services 0.9%
CCO Holdings LLC,
5.13%, 2/15/2023	1,350,000	1,360,152
5.88%, 4/1/2024(b)	8,871,000	9,155,582

		10,515,734

Electric Utilities 2.4%
Commonwealth Edison Co., 3.70%, 8/15/2028	2,090,000	2,331,199
Drax Finco plc, 6.63%, 11/1/2025(b)	800,000	846,384
Duke Energy Carolinas LLC, 4.00%, 9/30/2042	6,515,000	7,572,642
Duke Energy Florida LLC, 3.80%, 7/15/2028	7,325,000	8,189,198
Entergy Arkansas LLC, 4.20%, 4/1/2049	4,550,000	5,526,888
Evergy, Inc., 2.45%, 9/15/2024	4,250,000	4,323,247

		28,789,558

Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.,
7.25%, 8/15/2036	6,312,000	7,820,306
5.75%, 8/15/2040	3,000,000	3,865,249
Jabil, Inc., 3.60%, 1/15/2030	1,000,000	1,027,170

		12,712,725

Energy Equipment & Services 0.0%†
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024(b)	42,000	44,520

Equity Real Estate Investment Trusts (REITs) 0.5%
Omega Healthcare Investors, Inc., 3.63%, 10/1/2029	3,000,000	3,100,311
Public Storage, 3.39%, 5/1/2029	2,750,000	3,008,620

		6,108,931

Food Products 0.1%
B&G Foods, Inc., 5.25%, 4/1/2025	1,134,000	1,157,678

Gas Utilities 0.5%
Dominion Energy Gas Holdings LLC, Series C, 3.90%, 11/15/2049	5,581,000	5,923,194

Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp., 4.30%, 6/15/2028	3,000,000	3,406,391

Health Care Providers & Services 1.8%
Anthem, Inc., 5.10%, 1/15/2044	4,680,000	5,681,758
CVS Health Corp.,
3.00%, 8/15/2026	2,000,000	2,076,065
6.25%, 6/1/2027	4,000,000	4,852,927

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Health Care Providers & Services (continued)
HCA, Inc., 4.50%, 2/15/2027	$6,135,000	$6,741,736
Laboratory Corp. of America Holdings, 3.60%, 9/1/2027	2,500,000	2,685,409

		22,037,895

Hotels, Restaurants & Leisure 2.2%
McDonald’s Corp.,
4.60%, 5/26/2045	3,000,000	3,692,465
4.88%, 12/9/2045	5,000,000	6,366,931
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	1,973,000	2,533,090
Scientific Games International, Inc., 8.25%, 3/15/2026(b)	1,495,000	1,622,075
VOC Escrow Ltd., 5.00%, 2/15/2028(b)	4,000,000	4,140,000
Wyndham Destinations, Inc., 6.35%, 10/1/2025(g)	7,272,000	8,149,185

		26,503,746

Household Durables 0.2%
NVR, Inc., 3.95%, 9/15/2022	1,994,000	2,094,738
Shea Homes LP, 6.13%, 4/1/2025(b)	10,000	10,300

		2,105,038

Household Products 0.3%
Central Garden & Pet Co., 6.13%, 11/15/2023	3,694,000	3,804,499

Independent Power and Renewable Electricity Producers 0.0%†
Vistra Energy Corp., 8.13%, 1/30/2026(b)	100,000	106,500

Industrial Conglomerates 1.4%
General Electric Co.,
(ICE LIBOR USD 3 Month + 1.00%), 2.89%, 3/15/2023(d)	5,000,000	5,041,199
7.50%, 8/21/2035	1,680,000	2,342,812
6.88%, 1/10/2039	6,000,000	8,496,348
Ingersoll-Rand Global Holding Co. Ltd., 4.30%, 2/21/2048	1,000,000	1,138,692

		17,019,051

Insurance 1.2%
Brighthouse Financial, Inc., 3.70%, 6/22/2027	1,000,000	1,013,007
Fidelity National Financial, Inc., 4.50%, 8/15/2028	4,500,000	5,044,044
Globe Life, Inc., 7.88%, 5/15/2023	2,975,000	3,471,410
Sompo International Holdings Ltd., 4.70%, 10/15/2022	4,052,000	4,318,478

		13,846,939

Interactive Media & Services 0.3%
Tencent Holdings Ltd., 3.60%, 1/19/2028(b)	1,000,000	1,066,344
Twitter, Inc., 3.88%, 12/15/2027(b)	2,000,000	2,002,500

		3,068,844

Corporate Bonds (continued)
	Principal Amount	Value
Internet & Direct Marketing Retail 0.4%
eBay, Inc., 2.75%, 1/30/2023	$4,365,000	$4,464,209

IT Services 0.3%
Western Union Co. (The), 2.85%, 1/10/2025	3,000,000	3,070,732

Leisure Products 0.1%
Mattel, Inc., 5.88%, 12/15/2027(b)	1,250,000	1,313,937

Machinery 0.5%
BCD Acquisition, Inc., 9.63%, 9/15/2023(b)	4,372,000	4,541,415
Terex Corp., 5.63%, 2/1/2025(b)	1,450,000	1,493,500

		6,034,915

Media 0.7%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	4,050,000	4,899,348
Comcast Cable Holdings LLC, 9.88%, 6/15/2022	1,165,000	1,370,186
Omnicom Group, Inc., 3.60%, 4/15/2026	601,000	649,836
TEGNA, Inc., 5.00%, 9/15/2029(b)	1,000,000	1,012,500

		7,931,870

Metals & Mining 0.3%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024(b)	20,000	21,002
FMG Resources August 2006 Pty. Ltd., 4.50%, 9/15/2027(b)	3,000,000	3,041,250

		3,062,252

Multiline Retail 0.7%
Dillard’s, Inc., 7.75%, 7/15/2026	4,595,000	5,328,155
Nordstrom, Inc., 4.38%, 4/1/2030	2,750,000	2,873,150

		8,201,305

Oil, Gas & Consumable Fuels 3.7%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	3,500,000	3,756,687
Enviva Partners LP, 6.50%, 1/15/2026(b)	2,500,000	2,666,925
Hess Midstream Operations LP, 5.13%, 6/15/2028(b)	3,300,000	3,406,359
HollyFrontier Corp., 5.88%, 4/1/2026	9,000,000	10,239,587
NuStar Logistics LP, 6.00%, 6/1/2026	2,418,000	2,544,220
ONEOK Partners LP, 6.85%, 10/15/2037	3,793,000	5,060,504
PBF Holding Co. LLC,
7.00%, 11/15/2023	1,798,000	1,862,908
7.25%, 6/15/2025	2,250,000	2,389,680
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/2026(b)	3,000,000	3,162,024
TransCanada PipeLines Ltd., 6.20%, 10/15/2037	1,565,000	2,082,329

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.,
8.75%, 6/15/2030	$2,500,000	$3,496,861
7.50%, 4/15/2032	2,641,000	3,661,559

		44,329,643

Paper & Forest Products 0.5%
Louisiana-Pacific Corp., 4.88%, 9/15/2024	6,200,000	6,393,750

Pharmaceuticals 0.6%
Bausch Health Cos., Inc., 5.00%, 1/30/2028(b)	4,000,000	4,050,000
Pfizer, Inc., 3.60%, 9/15/2028	3,070,000	3,431,692

		7,481,692

Real Estate Management & Development 0.1%
Hunt Cos., Inc., 6.25%, 2/15/2026(b)	400,000	387,142
Ohana Military Communities LLC, 5.78%, 10/1/2036(b)	1,000,000	1,280,881

		1,668,023

Road & Rail 0.8%
Burlington Northern Santa Fe LLC, 4.90%, 4/1/2044	4,330,000	5,624,237
Union Pacific Corp., 3.55%, 8/15/2039	3,300,000	3,575,763

		9,200,000

Semiconductors & Semiconductor Equipment 0.5%
Broadcom Corp., 3.50%, 1/15/2028	5,000,000	5,150,486
NVIDIA Corp., 3.20%, 9/16/2026	592,000	636,906

		5,787,392

Software 0.4%
Citrix Systems, Inc., 4.50%, 12/1/2027	4,000,000	4,421,139

Specialty Retail 1.8%
Advance Auto Parts, Inc., 4.50%, 12/1/2023	8,310,000	8,991,213
Carvana Co., 8.88%, 10/1/2023(b)	2,325,000	2,441,715
Foot Locker, Inc., 8.50%, 1/15/2022	6,790,000	7,485,975
L Brands, Inc., 6.95%, 3/1/2033	3,119,000	2,807,100

		21,726,003

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc., 2.85%, 5/11/2024	4,501,000	4,710,174

Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc., 4.13%, 7/15/2027	2,070,000	2,163,220

Trading Companies & Distributors 0.3%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/2022(b)	4,000,000	4,120,000

Corporate Bonds (continued)
	Principal Amount	Value
Water Utilities 0.4%
American Water Capital Corp., 2.95%, 9/1/2027	$4,583,000	$4,785,903

Total Corporate Bonds (cost $478,471,990)		505,520,152

Mortgage-Backed Securities 30.5%
	Principal Amount	Value
FHLMC Gold Pool
Pool# J14732 4.00%, 3/1/2026	26	27
Pool# C91768 3.50%, 7/1/2034	5,096,121	5,356,462
Pool# G30692 3.50%, 8/1/2034	6,215,232	6,529,305
Pool# G30782 3.50%, 2/1/2035	1,877,185	1,973,136
Pool# C91846 3.00%, 9/1/2035	1,846,698	1,912,217
Pool# C91859 3.50%, 12/1/2035	1,832,651	1,916,299
Pool# C91868 3.50%, 4/1/2036	4,738,612	4,954,832
Pool# C92036 4.00%, 2/1/2039	10,330,250	10,863,297
Pool# A95406 4.00%, 12/1/2040	940,671	1,013,898
Pool# Q06025 4.00%, 2/1/2042	1,287,788	1,389,941
Pool# Q10392 3.50%, 8/1/2042	2,911,356	3,080,730
Pool# G08541 3.50%, 8/1/2043	4,222,578	4,463,945
Pool# G08554 3.50%, 10/1/2043	2,430,254	2,567,661
Pool# G08588 4.00%, 5/1/2044	2,002,818	2,137,584
Pool# C09071 4.00%, 2/1/2045	3,160,391	3,342,593
Pool# G08702 3.50%, 4/1/2046	11,348,732	11,880,663
Pool# G08721 3.00%, 9/1/2046	7,103,271	7,348,746
Pool# G08726 3.00%, 10/1/2046	10,415,306	10,761,005
Pool# Q44665 3.00%, 11/1/2046	6,696,720	6,918,991
Pool# Q46283 4.00%, 2/1/2047	5,672,164	5,954,949
Pool# G08758 4.00%, 4/1/2047	9,234,555	9,728,471
Pool# G08761 3.50%, 5/1/2047	8,780,634	9,151,111
Pool# Q50035 3.50%, 8/1/2047	11,906,654	12,408,502
Pool# G08779 3.50%, 9/1/2047	9,251,076	9,649,136
Pool# G08793 4.00%, 12/1/2047	9,108,298	9,616,137
FHLMC UMBS Pool
Pool# SD0040 3.00%, 7/1/2049	10,340,882	10,573,453

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC UMBS Pool (continued)
Pool# SD8016 3.00%, 10/1/2049	$18,417,086	$18,836,199
Pool# SD8036, 3.00%, 1/1/2050	4,984,305	5,097,714
FNMA Pool
Pool# AL8289, 2.42%, 4/1/2046 (a)	8,488,404	8,674,597
FNMA UMBS Pool
Pool# MA2124 3.00%, 12/1/2029	958,481	992,030
Pool# MA3313 3.50%, 3/1/2033	6,069,646	6,349,729
Pool# MA3340 3.50%, 4/1/2033	6,214,304	6,495,875
Pool# AL6591 3.00%, 9/1/2033	4,768,111	4,952,525
Pool# MA1608 3.50%, 10/1/2033	5,925,980	6,222,561
Pool# MA1982 3.50%, 8/1/2034	7,321,916	7,691,673
Pool# MA2610 3.00%, 5/1/2036	7,815,047	8,088,271
Pool# MA3697 3.00%, 7/1/2039	9,110,134	9,380,136
Pool# AE0311 3.50%, 8/1/2040	4,934,726	5,210,549
Pool# AB1845 4.00%, 11/1/2040	5,345,933	5,758,574
Pool# AH0315 4.00%, 12/1/2040	7,645,756	8,234,458
Pool# AJ9278 3.50%, 12/1/2041	5,446,349	5,760,465
Pool# AW8165 4.00%, 1/1/2042	3,915,367	4,216,448
Pool# AJ8414 4.00%, 2/1/2042	3,146,039	3,385,776
Pool# AB4696 4.00%, 3/1/2042	1,917,670	2,068,628
Pool# AU2592 3.50%, 8/1/2043	2,856,257	3,020,860
Pool# AX4312 3.50%, 2/1/2045	2,666,784	2,793,494
Pool# AZ7353 3.50%, 11/1/2045	4,427,144	4,637,472
Pool# AS6408 3.50%, 1/1/2046	6,776,476	7,098,961
Pool# AS8583 3.50%, 1/1/2047	11,547,375	12,018,473
Pool# MA3058 4.00%, 7/1/2047	8,129,978	8,565,192
Pool# MA3088 4.00%, 8/1/2047	3,354,981	3,538,601
Pool# CA1191 3.50%, 11/1/2047	8,279,036	8,626,062
Pool# BM3280 4.50%, 11/1/2047	5,779,495	6,242,091
Pool# MA3691 3.00%, 7/1/2049	15,767,797	16,121,381
Pool# MA3744 3.00%, 8/1/2049	9,544,804	9,759,665
Pool# MA3905 3.00%, 1/1/2050	8,974,410	9,180,381

Total Mortgage-Backed Securities (cost $356,596,408)		364,511,932

Municipal Bonds 0.5%
	Principal Amount	Value
California 0.4%
City of San Francisco CA Public Utilities Commission Water Revenue, RB, Series A, 3.47%, 11/1/2043	$5,000,000	$5,216,850

Virginia 0.1%
Montgomery County Economic Development Authority, RB, Series B, 3.04%, 6/1/2033	1,000,000	1,035,480

Total Municipal Bonds (cost $6,016,761)		6,252,330

U.S. Government Agency Security 0.5%
	Principal Amount	Value
FFCB, 2.37%, 1/13/2028	6,090,000	6,111,717

Total U.S. Government Agency Security (cost $6,090,000)		6,111,717

U.S. Treasury Obligations 17.8%
	Principal Amount	Value
U.S. Treasury Bonds
2.50%, 2/15/2045	7,850,000	8,573,672
2.38%, 11/15/2049	20,475,000	22,140,193
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022 (h)	11,000,000	11,656,762
0.38%, 7/15/2027 (h)	10,000,000	10,965,765
U.S. Treasury Notes
1.88%, 3/31/2022	3,000,000	3,034,336
1.50%, 2/28/2023	5,000,000	5,029,297
1.75%, 5/15/2023	10,000,000	10,141,015
2.75%, 5/31/2023	5,000,000	5,233,008
2.75%, 2/15/2024	22,500,000	23,762,988
2.25%, 4/30/2024	6,050,000	6,280,184
2.38%, 8/15/2024	12,500,000	13,074,707
1.25%, 8/31/2024	9,940,000	9,907,773
1.50%, 11/30/2024	5,200,000	5,243,062
1.75%, 12/31/2024	1,255,000	1,280,100
2.50%, 1/31/2025	14,525,000	15,341,464
2.75%, 2/28/2025	2,875,000	3,073,667
3.00%, 9/30/2025	10,775,000	11,725,389
2.50%, 2/28/2026	6,495,000	6,911,340
1.63%, 9/30/2026	17,365,000	17,587,489
1.75%, 11/15/2029	21,285,000	21,728,160

Total U.S. Treasury Obligations (cost $207,055,754)		212,690,371

Preferred Stocks 0.8%
	Shares	Value
Consumer Finance 0.0%†
SquareTwo Financial Canada Corp., 0.00% *^¥(f)(i)	355	0

Energy Equipment & Services 0.0%†
Bristow Group, Inc., 10.00% *¥(i)	662	24,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Preferred Stocks (continued)
	Shares	Value
Insurance 0.6%
Enstar Group Ltd., 7.00%, 3/1/2024(i)	140,000	$3,887,800
Maiden Holdings North America Ltd., 7.75%, 12/1/2043(i)	75,000	1,757,250
PartnerRe Ltd., 7.25%, 4/29/2021(i)	31,383	852,676

		6,497,726

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment Corp., (ICE LIBOR USD 3 Month + 5.35%), 7.63%, 7/27/2027(d)(i)	100,000	2,802,000

Thrifts & Mortgage Finance 0.0%†
FHLMC, (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.38%, 12/31/2022*(c)(d)(i)	35,000	384,300

Total Preferred Stocks (cost $9,591,402)		9,708,103

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (j)(k)	364,085	364,085

Total Short-Term Investment (cost $364,085)		364,085

Repurchase Agreements 0.4%
	Principal Amount	Value
BNP Paribas Securities Corp. 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $123,644, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $126,235. (k)	$123,628	123,628
Royal Bank of Canada 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $4,130,621, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $4,217,192. (k)	4,130,095	4,130,095

Total Repurchase Agreements (cost $4,253,723)		4,253,723

Total Investments (cost $1,146,829,593) — 99.6%		1,189,423,169

Other assets in excess of liabilities — 0.4%		5,362,875

NET ASSETS — 100.0%		$1,194,786,044

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $128,914,182 which represents 10.79% of net assets.

(c)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $4,420,537, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $364,085 and $4,253,723, respectively, a total value of $4,617,808.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.
(h)	Principal amounts are not adjusted for inflation.
(i)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2020.

(j)	Represents 7-day effective yield as of January 31, 2020.
(k)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $4,617,808.

CLO	Collateralized Loan Obligations
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$23,336,588	$–	$23,336,588
Collateralized Mortgage Obligations	–	13,815,122	–	13,815,122
Commercial Mortgage-Backed Securities	–	42,588,417	–	42,588,417
Common Stocks	–	270,629	–	270,629
Corporate Bonds
Aerospace & Defense	–	1,509,225	–	1,509,225
Air Freight & Logistics	–	5,273,832	–	5,273,832
Airlines	–	7,472,298	–	7,472,298
Auto Components	–	7,237,950	–	7,237,950
Automobiles	–	4,191,583	–	4,191,583
Banks	–	47,554,381	–	47,554,381
Biotechnology	–	15,002,979	–	15,002,979
Capital Markets	–	49,912,996	–	49,912,996
Chemicals	–	29,309,439	–	29,309,439
Commercial Services & Supplies	–	6,715,025	–	6,715,025
Communications Equipment	–	124,475	–	124,475
Construction & Engineering	–	56,400	–	56,400
Consumer Finance	–	12,964,321	–	12,964,321
Containers & Packaging	–	1,135,750	–	1,135,750
Diversified Consumer Services	–	1,126,132	–	1,126,132
Diversified Financial Services	–	7,915,964	–	7,915,964
Diversified Telecommunication Services	–	10,515,734	–	10,515,734
Electric Utilities	–	28,789,558	–	28,789,558
Electronic Equipment, Instruments & Components	–	12,712,725	–	12,712,725
Energy Equipment & Services	–	44,520	–	44,520
Equity Real Estate Investment Trusts (REITs)	–	6,108,931	–	6,108,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Food Products	$–	$1,157,678	$–	$1,157,678
Gas Utilities	–	5,923,194	–	5,923,194
Health Care Equipment & Supplies	–	3,406,391	–	3,406,391
Health Care Providers & Services	–	22,037,895	–	22,037,895
Hotels, Restaurants & Leisure	–	26,503,746	–	26,503,746
Household Durables	–	2,105,038	–	2,105,038
Household Products	–	3,804,499	–	3,804,499
Independent Power and Renewable Electricity Producers	–	106,500	–	106,500
Industrial Conglomerates	–	17,019,051	–	17,019,051
Insurance	–	13,846,939	–	13,846,939
Interactive Media & Services	–	3,068,844	–	3,068,844
Internet & Direct Marketing Retail	–	4,464,209	–	4,464,209
IT Services	–	3,070,732	–	3,070,732
Leisure Products	–	1,313,937	–	1,313,937
Machinery	–	6,034,915	–	6,034,915
Media	–	7,931,870	–	7,931,870
Metals & Mining	–	3,062,252	–	3,062,252
Multiline Retail	–	8,201,305	–	8,201,305
Oil, Gas & Consumable Fuels	–	44,329,643	–	44,329,643
Paper & Forest Products	–	6,393,750	–	6,393,750
Pharmaceuticals	–	7,481,692	–	7,481,692
Real Estate Management & Development	–	1,668,023	–	1,668,023
Road & Rail	–	9,200,000	–	9,200,000
Semiconductors & Semiconductor Equipment	–	5,787,392	–	5,787,392
Software	–	4,421,139	–	4,421,139
Specialty Retail	–	21,726,003	–	21,726,003
Technology Hardware, Storage & Peripherals	–	4,710,174	–	4,710,174
Textiles, Apparel & Luxury Goods	–	2,163,220	–	2,163,220
Trading Companies & Distributors	–	4,120,000	–	4,120,000
Water Utilities	–	4,785,903	–	4,785,903
Total Corporate Bonds	$–	$505,520,152	$–	$505,520,152
Mortgage-Backed Securities	–	364,511,932	–	364,511,932
Municipal Bonds	–	6,252,330	–	6,252,330
Preferred Stocks
Consumer Finance	–	–	–	–
Energy Equipment & Services	–	24,077	–	24,077
Insurance	6,497,726	–	–	6,497,726
Mortgage Real Estate Investment Trusts (REITs)	2,802,000	–	–	2,802,000
Thrifts & Mortgage Finance	384,300	–	–	384,300
Total Preferred Stocks	$9,684,026	$24,077	$–	$9,708,103
Repurchase Agreements	–	4,253,723	–	4,253,723
Short-Term Investment	364,085	–	–	364,085
U.S. Government Agency Security	–	6,111,717	–	6,111,717
U.S. Treasury Obligations	–	212,690,371	–	212,690,371
Total	$10,048,111	$1,179,375,058	$–	$1,189,423,169

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2020, the Fund held one corporate bond and one preferred stock investment that were categorized as Level 3 investments which were each valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Corporate Bonds	Total
Balance as of 10/31/2019	$—	$—
Accrued Accretion/(Amortization)	508	508
Realized Gain (Loss)	—	—
Purchases	—	—
Sales	(637)	(637)
Change in Unrealized Appreciation/Depreciation	129	129
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$—	$—
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2020	$129	$129

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Transfers into or out of Level 3 are generally due to a change in market value methodology.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 86.3%
	Shares	Value
Alternative Assets 5.1%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	957,893	$10,048,298

Total Alternative Assets (cost $9,951,949)		10,048,298

Equity Funds 38.2%
Nationwide International Index Fund, Class R6 (a)	2,481,658	19,431,382
Nationwide Mid Cap Market Index Fund, Class R6 (a)	296,452	4,526,816
Nationwide Multi-Cap Portfolio, Class R6 (a)	4,428,491	51,414,782
Nationwide Small Cap Index Fund, Class R6 (a)	39,332	383,096

Total Equity Funds (cost $68,666,264)		75,756,076

Fixed Income Funds 43.0%
Nationwide Bond Index Fund, Class R6 (a)	4,822,453	55,313,538
Nationwide Core Plus Bond Fund, Class R6 (a)	1,727,303	18,205,775
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,144,548	11,788,845

Total Fixed Income Funds (cost $81,861,707)		85,308,158

Total Investment Companies (cost $160,479,920)		171,112,532

Exchange Traded Funds 4.8%
	Shares	Value
Equity Fund 2.0%
iShares Core MSCI Emerging Markets ETF	79,849	4,039,561

Fixed Income Fund 2.8%
iShares 20+ Year Treasury Bond ETF	37,629	5,490,071

Total Exchange Traded Funds (cost $9,139,680)		9,529,632

Investment Contract 8.9%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$17,552,647	17,552,647

Total Investment Contract (cost $17,552,647)		17,552,647

Total Investments (cost $187,172,247) — 100.0%		198,194,811
Liabilities in excess of other assets — 0.0%†		(96,622)

NET ASSETS — 100.0%		$198,098,189

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$9,529,632	$–	$–	$9,529,632
Investment Companies	171,112,532	–	–	171,112,532
Investment Contract	–	–	17,552,647	17,552,647
Total	$180,642,164	$–	$17,552,647	$198,194,811

Amounts designated as “-” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$29,523,086	$29,523,086
Purchases*	3,296,804	3,296,804
Sales	(15,267,243)	(15,267,243)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$17,552,647	$17,552,647

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 88.8%
	Shares	Value
Alternative Assets 3.9%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	1,103,691	$11,577,719

Total Alternative Assets (cost $11,464,602)		11,577,719

Equity Funds 49.7%
Nationwide International Index Fund, Class R6 (a)	5,376,088	42,094,769
Nationwide Mid Cap Market Index Fund, Class R6 (a)	607,829	9,281,548
Nationwide Multi-Cap Portfolio, Class R6 (a)	7,868,484	91,353,094
Nationwide Small Cap Index Fund, Class R6 (a)	569,134	5,543,366

Total Equity Funds (cost $137,570,723)		148,272,777

Fixed Income Funds 35.2%
Nationwide Bond Index Fund, Class R6 (a)	6,564,211	75,291,504
Nationwide Core Plus Bond Fund, Class R6 (a)	2,197,962	23,166,515
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	658,162	6,779,067

Total Fixed Income Funds (cost $101,078,168)		105,237,086

Total Investment Companies (cost $250,113,493)		265,087,582

Exchange Traded Funds 6.8%
	Shares	Value
Equity Fund 3.8%
iShares Core MSCI Emerging Markets ETF	226,083	11,437,539

Fixed Income Fund 3.0%
iShares 20+ Year Treasury Bond ETF	60,349	8,804,919

Total Exchange Traded Funds (cost $19,983,066)		20,242,458

Investment Contract 4.4%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$13,208,345	13,208,345

Total Investment Contract (cost $13,208,345)		13,208,345

Total Investments (cost $283,304,904) — 100.0%		298,538,385

Liabilities in excess of other assets — 0.0%†		(107,693)

NET ASSETS — 100.0%		$298,430,692

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$20,242,458	$–	$–	$20,242,458
Investment Companies	265,087,582	–	–	265,087,582
Investment Contract	–	–	13,208,345	13,208,345
Total	$285,330,040	$–	$13,208,345	$298,538,385

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$26,991,856	$26,991,856
Purchases*	1,723,334	1,723,334
Sales	(15,506,845)	(15,506,845)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$13,208,345	$13,208,345

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 92.2%
	Shares	Value
Alternative Assets 2.8%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	865,944	$9,083,752

Total Alternative Assets (cost $8,988,542)		9,083,752

Equity Funds 60.4%
Nationwide International Index Fund, Class R6 (a)	7,051,134	55,210,383
Nationwide Mid Cap Market Index Fund, Class R6 (a)	913,251	13,945,339
Nationwide Multi-Cap Portfolio, Class R6 (a)	10,056,007	116,750,238
Nationwide Small Cap Index Fund, Class R6 (a)	718,271	6,995,963

Total Equity Funds (cost $181,135,546)		192,901,923

Fixed Income Funds 29.0%
Nationwide Bond Index Fund, Class R6 (a)	5,902,216	67,698,412
Nationwide Core Plus Bond Fund, Class R6 (a)	2,038,227	21,482,912
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	334,951	3,449,990

Total Fixed Income Funds (cost $88,829,715)		92,631,314

Total Investment Companies (cost $278,953,803)		294,616,989

Exchange Traded Funds 6.5%
	Shares	Value
Equity Fund 5.1%
iShares Core MSCI Emerging Markets ETF	319,048	16,140,639

Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond ETF	31,238	4,557,624

Total Exchange Traded Funds (cost $21,529,579)		20,698,263

Investment Contract 1.3%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$4,056,200	4,056,200

Total Investment Contract (cost $4,056,200)		4,056,200

Total Investments (cost $304,539,582) — 100.0%		319,371,452

Liabilities in excess of other assets — 0.0%†		(114,158)

NET ASSETS — 100.0%		$319,257,294

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$20,698,263	$–	$–	$20,698,263
Investment Companies	294,616,989	–	–	294,616,989
Investment Contract	–	–	4,056,200	4,056,200
Total	$315,315,252	$–	$4,056,200	$319,371,452

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$13,179,520	$13,179,520
Purchases*	781,002	781,002
Sales	(9,904,322)	(9,904,322)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$4,056,200	$4,056,200

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 90.2%
	Shares	Value
Alternative Assets 2.5%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	643,853	$6,754,023

Total Alternative Assets (cost $6,679,591)		6,754,023

Equity Funds 71.0%
Nationwide International Index Fund, Class R6 (a)	6,689,147	52,376,021
Nationwide Mid Cap Market Index Fund, Class R6 (a)	929,769	14,197,578
Nationwide Multi-Cap Portfolio, Class R6 (a)	9,756,456	113,272,454
Nationwide Small Cap Index Fund, Class R6 (a)	726,065	7,071,874

Total Equity Funds (cost $175,719,477)		186,917,927

Fixed Income Funds 16.7%
Nationwide Bond Index Fund, Class R6 (a)	3,021,900	34,661,198
Nationwide Core Plus Bond Fund, Class R6 (a)	880,119	9,276,453
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	13,229	136,262

Total Fixed Income Funds (cost $42,351,815)		44,073,913

Total Investment Companies (cost $224,750,883)		237,745,863

Exchange Traded Funds 8.9%
	Shares	Value
Equity Fund 6.7%
iShares Core MSCI Emerging Markets ETF	348,083	17,609,519

Fixed Income Fund 2.2%
iShares 20+ Year Treasury Bond ETF	40,007	5,837,021

Total Exchange Traded Funds (cost $24,165,770)		23,446,540

Investment Contract 0.9%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$2,287,760	2,287,760

Total Investment Contract (cost $2,287,760)		2,287,760

Total Investments (cost $251,204,413) — 100.0%		263,480,163

Liabilities in excess of other assets — 0.0%†		(108,515)

NET ASSETS — 100.0%		$263,371,648

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$23,446,540	$–	$–	$23,446,540
Investment Companies	237,745,863	–	–	237,745,863
Investment Contract	–	–	2,287,760	2,287,760
Total	$261,192,403	$–	$2,287,760	$263,480,163

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$8,353,860	$8,353,860
Purchases*	205,527	205,527
Sales	(6,271,627)	(6,271,627)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$2,287,760	$2,287,760

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 90.5%
	Shares	Value
Alternative Assets 0.4%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	78,007	$818,296

Total Alternative Assets (cost $808,899)		818,296

Equity Funds 77.4%
Nationwide International Index Fund, Class R6 (a)	5,746,275	44,993,333
Nationwide Mid Cap Market Index Fund, Class R6 (a)	977,153	14,921,125
Nationwide Multi-Cap Portfolio, Class R6 (a)	9,121,490	105,900,494
Nationwide Small Cap Index Fund, Class R6 (a)	617,884	6,018,193

Total Equity Funds (cost $161,792,924)		171,833,145

Fixed Income Funds 12.7%
Nationwide Bond Index Fund, Class R6 (a)	1,847,458	21,190,345
Nationwide Core Plus Bond Fund, Class R6 (a)	662,783	6,985,734

Total Fixed Income Funds (cost $27,118,340)		28,176,079

Total Investment Companies (cost $189,720,163)		200,827,520

Exchange Traded Funds 9.0%
	Shares	Value
Equity Fund 7.0%
iShares Core MSCI Emerging Markets ETF	306,753	15,518,634

Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond ETF	30,857	4,502,037

Total Exchange Traded Funds (cost $20,761,269)		20,020,671

Investment Contract 0.5%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$1,205,153	1,205,153

Total Investment Contract (cost $1,205,153)		1,205,153

Total Investments (cost $211,686,585) — 100.0%		222,053,344

Liabilities in excess of other assets — 0.0%†		(105,920)

NET ASSETS — 100.0%		$221,947,424

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$20,020,671	$–	$–	$20,020,671
Investment Companies	200,827,520	–	–	200,827,520
Investment Contract	–	–	1,205,153	1,205,153
Total	$220,848,191	$–	$1,205,153	$222,053,344

Amounts designated as “-” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$4,521,729	$4,521,729
Purchases*	353,888	353,888
Sales	(3,670,464)	(3,670,464)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$1,205,153	$1,205,153

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 90.8%
	Shares	Value
Equity Funds 81.0%
Nationwide International Index Fund, Class R6 (a)	4,830,457	$37,822,476
Nationwide Mid Cap Market Index Fund, Class R6 (a)	787,508	12,025,247
Nationwide Multi-Cap Portfolio, Class R6 (a)	7,727,371	89,714,775
Nationwide Small Cap Index Fund, Class R6 (a)	535,971	5,220,361

Total Equity Funds (cost $135,969,590)		144,782,859

Fixed Income Funds 9.8%
Nationwide Bond Index Fund, Class R6 (a)	1,184,902	13,590,829
Nationwide Core Plus Bond Fund, Class R6 (a)	377,804	3,982,051

Total Fixed Income Funds (cost $16,866,789)		17,572,880

Total Investment Companies (cost $152,836,379)		162,355,739

Exchange Traded Funds 9.2%
	Shares	Value
Equity Fund 7.0%
iShares Core MSCI Emerging Markets ETF	248,186	12,555,730

Fixed Income Fund 2.2%
iShares 20+ Year Treasury Bond ETF	26,337	3,842,568

Total Exchange Traded Funds (cost $17,023,010)		16,398,298

Investment Contract 0.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$36	36

Total Investment Contract (cost $36)		36

Total Investments (cost $169,859,425) — 100.0%		178,754,073

Liabilities in excess of other assets — 0.0%†		(70,589)

NET ASSETS — 100.0%		$178,683,484

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$16,398,298	$–	$–	$16,398,298
Investment Companies	162,355,739	–	–	162,355,739
Investment Contract	–	–	36	36
Total	$178,754,037	$–	$36	$178,754,073

Amounts designated as “-” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2045 Fund

	Investment Contract	Total
Balance as of 10/31/2019	$339,351	$339,351
Purchases*	208,065	208,065
Sales	(547,380)	(547,380)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$36	$36

Amounts designated as “—” are zero or have been rounded to zero

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 90.4%
	Shares	Value
Equity Funds 83.1%
Nationwide International Index Fund, Class R6 (a)	3,977,982	$31,147,598
Nationwide Mid Cap Market Index Fund, Class R6 (a)	722,061	11,025,870
Nationwide Multi-Cap Portfolio, Class R6 (a)	6,527,637	75,785,870
Nationwide Small Cap Index Fund, Class R6 (a)	444,642	4,330,816

Total Equity Funds (cost $115,225,960)		122,290,154

Fixed Income Funds 7.3%
Nationwide Bond Index Fund, Class R6 (a)	786,866	9,025,348
Nationwide Core Plus Bond Fund, Class R6 (a)	160,150	1,687,983

Total Fixed Income Funds (cost $10,262,044)		10,713,331

Total Investment Companies (cost $125,488,004)		133,003,485

Exchange Traded Funds 9.6%
	Shares	Value
Equity Fund 7.6%
iShares Core MSCI Emerging Markets ETF	219,959	11,127,726

Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond ETF	20,727	3,024,069

Total Exchange Traded Funds (cost $14,688,533)		14,151,795

Total Investments (cost $140,176,537) — 100.0%		147,155,280

Liabilities in excess of other assets — 0.0%†		(44,200)

NET ASSETS — 100.0%		$147,111,080

†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2050 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•  Level 1 — Quoted prices in active markets for identical assets

•  Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 91.2%
	Shares	Value
Equity Funds 84.2%
Nationwide International Index Fund, Class R6 (a)	2,253,757	$17,646,918
Nationwide Mid Cap Market Index Fund, Class R6 (a)	427,835	6,533,037
Nationwide Multi-Cap Portfolio, Class R6 (a)	3,732,596	43,335,437
Nationwide Small Cap Index Fund, Class R6 (a)	270,313	2,632,851

Total Equity Funds (cost $66,243,113)		70,148,243

Fixed Income Funds 7.0%
Nationwide Bond Index Fund, Class R6 (a)	436,002	5,000,937
Nationwide Core Plus Bond Fund, Class R6 (a)	79,747	840,537

Total Fixed Income Funds (cost $5,559,495)		5,841,474

Total Investment Companies (cost $71,802,608)		75,989,717

Exchange Traded Funds 8.8%
	Shares	Value
Equity Fund 7.6%
iShares Core MSCI Emerging Markets ETF	125,334	6,340,647

Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond ETF	6,705	978,260

Total Exchange Traded Funds (cost $7,652,135)		7,318,907

Total Investments (cost $79,454,743) — 100.0%		83,308,624

Liabilities in excess of other assets — 0.0%†		(26,983)

NET ASSETS — 100.0%		$83,281,641

†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2055 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•  Level 1 — Quoted prices in active markets for identical assets

•  Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 91.3%
	Shares	Value
Equity Funds 85.1%
Nationwide International Index Fund, Class R6 (a)	715,505	$5,602,403
Nationwide Mid Cap Market Index Fund, Class R6 (a)	136,516	2,084,599
Nationwide Multi-Cap Portfolio, Class R6 (a)	1,196,240	13,888,348
Nationwide Small Cap Index Fund, Class R6 (a)	86,610	843,581

Total Equity Funds (cost $21,374,720)		22,418,931

Fixed Income Funds 6.2%
Nationwide Bond Index Fund, Class R6 (a)	118,715	1,361,662
Nationwide Core Plus Bond Fund, Class R6 (a)	25,087	264,418

Total Fixed Income Funds (cost $1,548,122)		1,626,080

Total Investment Companies (cost $22,922,842)		24,045,011

Exchange Traded Funds 8.7%
	Shares	Value
Equity Fund 7.7%
iShares Core MSCI Emerging Markets ETF	40,218	2,034,629

Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond ETF	1,810	264,079

Total Exchange Traded Funds (cost $2,375,441)		2,298,708

Total Investments (cost $25,298,283) — 100.0%		26,343,719

Liabilities in excess of other assets — 0.0%†		(2,956)

NET ASSETS — 100.0%		$26,340,763

†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination 2060 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund)

Investment Companies 84.6%
	Shares	Value
Alternative Assets 5.7%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	428,822	$ 4,498,345

Total Alternative Assets (cost $4,449,841)		4,498,345

Equity Funds 32.8%
Nationwide International Index Fund, Class R6 (a)	772,856	6,051,463
Nationwide Mid Cap Market Index Fund, Class R6 (a)	86,794	1,325,351
Nationwide Multi-Cap Portfolio, Class R6 (a)	1,569,286	18,219,414

Total Equity Funds (cost $23,472,826)		25,596,228

Fixed Income Funds 46.1%
Nationwide Bond Index Fund, Class R6 (a)	2,004,483	22,991,422
Nationwide Core Plus Bond Fund, Class R6 (a)	731,635	7,711,430
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	519,231	5,348,082

Total Fixed Income Funds (cost $34,607,080)		36,050,934

Total Investment Companies (cost $62,529,747)		66,145,507

Exchange Traded Funds 4.6%
	Shares	Value
Equity Fund 1.4%
iShares Core MSCI Emerging Markets ETF	21,355	1,080,350

Fixed Income Fund 3.2%
iShares 20+ Year Treasury Bond ETF	17,207	2,510,501

Total Exchange Traded Funds (cost $3,402,882)		3,590,851

Investment Contract 10.8%
	Principal Amount	Value
Nationwide Contract, 2.50% ^¥(a)(b)	$8,411,372	8,411,372

Total Investment Contract (cost $8,411,372)		8,411,372

Total Investments (cost $74,344,001) — 100.0%		78,147,730

Liabilities in excess of other assets — 0.0%†		(34,040)

NET ASSETS — 100.0%		$ 78,113,690

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,590,851	$–	$–	$3,590,851
Investment Companies	66,145,507	–	–	66,145,507
Investment Contract	–	–	8,411,372	8,411,372
Total	$69,736,358	$–	$8,411,372	$78,147,730

Amounts designated as “-” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund) (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$12,893,005	$12,893,005
Purchases*	2,432,349	2,432,349
Sales	(6,913,982)	(6,913,982)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$8,411,372	$8,411,372

Amounts designated as “—” are zero or have been rounded to zero

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50%(2.50%)
		Daily Transactions	$1.00($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Diamond Hill Large Cap Concentrated Fund

Common Stocks 98.7%
	Shares	Value
Aerospace & Defense 4.8%
United Technologies Corp.	7,423	$ 1,114,935

Auto Components 3.1%
BorgWarner, Inc.	20,852	715,015

Banks 7.8%
Citigroup, Inc.	24,211	1,801,541

Beverages 4.4%
PepsiCo, Inc.	7,189	1,020,982

Capital Markets 8.0%
Charles Schwab Corp. (The)	16,197	737,773
KKR & Co., Inc., Class A	34,735	1,108,047

		1,845,820

Diversified Financial Services 6.2%
Berkshire Hathaway, Inc., Class B *	6,358	1,426,926

Entertainment 5.2%
Walt Disney Co. (The)	8,650	1,196,381

Health Care Equipment & Supplies 8.3%
Abbott Laboratories	22,058	1,922,134

Household Durables 4.5%
NVR, Inc. *	275	1,049,667

Household Products 4.4%
Procter & Gamble Co. (The)	8,192	1,020,887

Insurance 10.1%
American International Group, Inc.	22,052	1,108,333
MetLife, Inc.	24,573	1,221,524

		2,329,857

Interactive Media & Services 9.8%
Alphabet, Inc., Class A *	964	1,381,200
Facebook, Inc., Class A *	4,350	878,308

		2,259,508

Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.	7,513	804,943

Pharmaceuticals 3.9%
Pfizer, Inc.	24,567	914,875

Software 5.3%
Microsoft Corp.	7,235	1,231,614

Specialty Retail 4.7%
TJX Cos., Inc. (The)	18,313	1,081,200

Tobacco 4.7%
Philip Morris International, Inc.	13,122	1,085,189

Total Investments (cost $19,429,291) — 98.7%		22,821,474

Other assets in excess of liabilities — 1.3%		311,598

NET ASSETS — 100.0%		$ 23,133,072

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Diamond Hill Large Cap Concentrated Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund

Common Stocks 84.6%
	Shares	Value
Aerospace & Defense 2.1%
Arconic, Inc.	13,628	$408,159
Boeing Co. (The)	19,062	6,066,863
General Dynamics Corp.	8,455	1,483,345
Huntington Ingalls Industries, Inc.	1,465	382,365
L3Harris Technologies, Inc.	7,850	1,737,441
Lockheed Martin Corp.	8,841	3,785,009
Northrop Grumman Corp.	5,571	2,086,729
Raytheon Co.	10,044	2,219,121
Textron, Inc.	8,101	372,079
TransDigm Group, Inc.	1,796	1,155,331
United Technologies Corp.	28,907	4,341,831

		24,038,273

Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	4,793	346,150
Expeditors International of Washington, Inc.	6,065	442,988
FedEx Corp.	8,658	1,252,293
United Parcel Service, Inc., Class B	24,939	2,581,685

		4,623,116

Airlines 0.3%
Alaska Air Group, Inc.	4,330	279,675
American Airlines Group, Inc.	14,030	376,565
Delta Air Lines, Inc.	20,388	1,136,427
Southwest Airlines Co.	17,146	942,687
United Airlines Holdings, Inc. *	7,834	585,983

		3,321,337

Auto Components 0.1%
Aptiv plc	9,082	770,063
BorgWarner, Inc.	7,256	248,808

		1,018,871

Automobiles 0.2%
Ford Motor Co.	139,215	1,227,877
General Motors Co.	44,613	1,489,628
Harley-Davidson, Inc. (a)	5,588	186,639

		2,904,144

Banks 4.4%
Bank of America Corp.	288,792	9,481,041
Citigroup, Inc.	77,835	5,791,702
Citizens Financial Group, Inc.	15,822	589,844
Comerica, Inc.	5,257	321,518
Fifth Third Bancorp	25,897	736,770
First Republic Bank	5,966	661,510
Huntington Bancshares, Inc.	36,815	499,580
JPMorgan Chase & Co.	111,927	14,814,658
KeyCorp	35,575	665,608
M&T Bank Corp.	4,723	795,920
People’s United Financial, Inc.	15,792	243,513
PNC Financial Services Group, Inc. (The)	15,782	2,344,416
Regions Financial Corp.	35,388	550,991
SVB Financial Group *	1,815	436,199
Truist Financial Corp.	47,712	2,460,508
US Bancorp	50,571	2,691,389
Wells Fargo & Co.	137,228	6,441,482
Zions Bancorp NA	6,250	284,312

		49,810,961

Beverages 1.6%
Brown-Forman Corp., Class B	6,401	432,964
Coca-Cola Co. (The)	137,525	8,031,460
Constellation Brands, Inc., Class A	6,040	1,137,332
Molson Coors Beverage Co., Class B	6,607	367,217
Monster Beverage Corp. *	13,669	910,355
PepsiCo, Inc.	49,725	7,061,945

		17,941,273

Common Stocks (continued)
	Shares	Value
Biotechnology 1.6%
AbbVie, Inc.	52,690	$4,268,944
Alexion Pharmaceuticals, Inc. *	7,923	787,467
Amgen, Inc.	21,175	4,574,859
Biogen, Inc. *	6,534	1,756,666
Gilead Sciences, Inc.	45,023	2,845,453
Incyte Corp. *	6,332	462,679
Regeneron Pharmaceuticals, Inc. *	2,881	973,605
Vertex Pharmaceuticals, Inc. *	9,139	2,075,010

		17,744,683

Building Products 0.2%
Allegion plc	3,318	429,084
AO Smith Corp.	4,908	209,523
Fortune Brands Home & Security, Inc.	4,950	340,114
Johnson Controls International plc	27,310	1,077,379
Masco Corp.	10,246	486,890

		2,542,990

Capital Markets 2.3%
Ameriprise Financial, Inc.	4,629	765,683
Bank of New York Mellon Corp. (The)	28,906	1,294,411
BlackRock, Inc.	4,252	2,242,292
Cboe Global Markets, Inc.	3,967	488,814
Charles Schwab Corp. (The)	40,618	1,850,150
CME Group, Inc.	12,750	2,768,152
E*TRADE Financial Corp.	8,319	354,556
Franklin Resources, Inc.	9,950	251,735
Goldman Sachs Group, Inc. (The)	11,340	2,696,085
Intercontinental Exchange, Inc.	20,094	2,004,175
Invesco Ltd.	13,723	237,408
MarketAxess Holdings, Inc.	1,333	472,122
Moody’s Corp.	5,760	1,479,110
Morgan Stanley	43,747	2,286,218
MSCI, Inc.	3,004	858,543
Nasdaq, Inc.	4,119	479,699
Northern Trust Corp.	7,593	742,671
Raymond James Financial, Inc.	4,688	428,624
S&P Global, Inc.	8,694	2,553,689
State Street Corp.	13,163	995,518
T. Rowe Price Group, Inc.	8,322	1,111,237

		26,360,892

Chemicals 1.5%
Air Products & Chemicals, Inc.	7,951	1,897,983
Albemarle Corp.	3,761	301,933
Celanese Corp.	4,360	451,260
CF Industries Holdings, Inc.	8,337	335,814
Corteva, Inc.	26,555	767,971
Dow, Inc.	26,277	1,210,582
DuPont de Nemours, Inc.	26,289	1,345,471
Eastman Chemical Co.	4,852	345,802
Ecolab, Inc.	9,044	1,773,619
FMC Corp.	4,634	442,964
International Flavors & Fragrances, Inc. (a)	3,788	496,645
Linde plc	19,136	3,887,096
LyondellBasell Industries NV, Class A	9,127	710,628
Mosaic Co. (The)	13,836	274,506
PPG Industries, Inc.	8,526	1,021,756
Sherwin-Williams Co. (The)	2,963	1,650,361

		16,914,391

Commercial Services & Supplies 0.4%
Cintas Corp.	3,022	843,047
Copart, Inc. *	7,371	747,862
Republic Services, Inc.	7,507	713,540

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	4,974	$188,763
Waste Management, Inc.	14,078	1,713,293

		4,206,505

Communications Equipment 0.8%
Arista Networks, Inc. *	1,914	427,473
Cisco Systems, Inc.	151,285	6,954,571
F5 Networks, Inc. *	2,115	258,284
Juniper Networks, Inc.	12,301	282,185
Motorola Solutions, Inc.	6,164	1,091,028

		9,013,541

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	4,813	445,347
Quanta Services, Inc.	5,668	221,902

		667,249

Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,195	579,041
Vulcan Materials Co.	4,657	659,571

		1,238,612

Consumer Finance 0.6%
American Express Co.	23,888	3,102,334
Capital One Financial Corp.	16,537	1,650,393
Discover Financial Services	11,244	844,762
Synchrony Financial	21,639	701,320

		6,298,809

Containers & Packaging 0.3%
Amcor plc	57,621	610,206
Avery Dennison Corp.	2,962	388,733
Ball Corp.	11,770	849,559
International Paper Co.	13,863	564,501
Packaging Corp. of America	3,330	318,847
Sealed Air Corp.	5,477	194,434
Westrock Co.	9,050	352,950

		3,279,230

Distributors 0.1%
Genuine Parts Co.	5,181	484,786
LKQ Corp. *	10,866	355,155

		839,941

Diversified Consumer Services 0.0%†
H&R Block, Inc.	7,137	165,578

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B *	69,805	15,666,336

Diversified Telecommunication Services 1.7%
AT&T, Inc.	260,599	9,803,734
CenturyLink, Inc.	35,021	478,387
Verizon Communications, Inc.	147,521	8,768,648

		19,050,769

Electric Utilities 1.9%
Alliant Energy Corp.	8,438	500,880
American Electric Power Co., Inc.	17,816	1,856,784
Duke Energy Corp.	26,294	2,567,083
Edison International	12,678	970,501
Entergy Corp.	7,277	957,071
Evergy, Inc.	8,296	598,639
Eversource Energy	11,675	1,079,237
Exelon Corp.	35,062	1,668,601
FirstEnergy Corp.	19,484	989,592
NextEra Energy, Inc.	17,417	4,671,239
Pinnacle West Capital Corp.	3,993	390,076
PPL Corp.	25,552	924,727
Southern Co. (The)	37,818	2,662,387
Xcel Energy, Inc.	18,911	1,308,452

		21,145,269

Common Stocks (continued)
	Shares	Value
Electrical Equipment 0.4%
AMETEK, Inc.	8,065	$783,515
Eaton Corp. plc	14,915	1,409,020
Emerson Electric Co.	21,791	1,560,889
Rockwell Automation, Inc.	4,077	781,398

		4,534,822

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	10,695	1,063,832
CDW Corp.	5,120	667,904
Corning, Inc.	27,132	724,153
FLIR Systems, Inc.	4,770	245,846
IPG Photonics Corp. *	1,271	162,268
Keysight Technologies, Inc. *	6,635	616,989
TE Connectivity Ltd.	11,925	1,099,246
Zebra Technologies Corp., Class A *	1,988	475,172

		5,055,410

Energy Equipment & Services 0.3%
Baker Hughes Co.	22,915	496,339
Halliburton Co.	31,064	677,506
Helmerich & Payne, Inc.	3,849	156,077
National Oilwell Varco, Inc.	13,726	282,893
Schlumberger Ltd.	49,161	1,647,385
TechnipFMC plc	14,875	245,586

		3,505,786

Entertainment 1.6%
Activision Blizzard, Inc.	27,708	1,620,364
Electronic Arts, Inc. *	10,339	1,115,785
Live Nation Entertainment, Inc. *	5,227	356,272
Netflix, Inc. *	15,621	5,390,651
Take-Two Interactive Software, Inc. *	4,019	500,928
Walt Disney Co. (The)	64,291	8,892,088

		17,876,088

Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	4,432	723,302
American Tower Corp.	15,776	3,655,930
Apartment Investment & Management Co., Class A	5,269	277,729
AvalonBay Communities, Inc.	5,036	1,091,251
Boston Properties, Inc.	5,094	730,225
Crown Castle International Corp.	14,997	2,247,150
Digital Realty Trust, Inc.	7,526	925,623
Duke Realty Corp.	12,839	466,184
Equinix, Inc.	3,075	1,813,420
Equity Residential	12,587	1,045,728
Essex Property Trust, Inc.	2,330	721,741
Extra Space Storage, Inc.	4,588	507,800
Federal Realty Investment Trust	2,469	308,674
Healthpeak Properties, Inc.	17,418	626,874
Host Hotels & Resorts, Inc.	25,780	421,245
Iron Mountain, Inc.	10,151	320,873
Kimco Realty Corp.	15,014	286,017
Mid-America Apartment Communities, Inc.	4,046	555,152
Prologis, Inc.	22,785	2,116,271
Public Storage	5,476	1,225,310
Realty Income Corp.	11,734	920,063
Regency Centers Corp.	5,893	365,602
SBA Communications Corp.	3,995	996,992
Simon Property Group, Inc.	11,071	1,474,104
SL Green Realty Corp.	2,935	270,137
UDR, Inc.	10,390	497,785
Ventas, Inc.	13,163	761,611
Vornado Realty Trust	5,641	371,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.	14,783	$1,255,224
Weyerhaeuser Co.	26,409	764,540

		27,743,566

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	15,745	4,810,412
Kroger Co. (The)	28,319	760,648
Sysco Corp.	18,411	1,512,280
Walgreens Boots Alliance, Inc.	26,877	1,366,696
Walmart, Inc.	50,571	5,789,874

		14,239,910

Food Products 1.0%
Archer-Daniels-Midland Co.	19,658	879,892
Campbell Soup Co.	6,015	291,066
Conagra Brands, Inc.	17,075	562,109
General Mills, Inc.	21,793	1,138,031
Hershey Co. (The)	5,282	819,608
Hormel Foods Corp.	9,765	461,494
JM Smucker Co. (The)	4,052	419,828
Kellogg Co.	8,791	599,634
Kraft Heinz Co. (The)	22,060	644,152
Lamb Weston Holdings, Inc.	5,146	469,881
McCormick & Co., Inc. (Non-Voting)	4,363	712,783
Mondelez International, Inc., Class A	51,237	2,939,979
Tyson Foods, Inc., Class A	10,781	890,834

		10,829,291

Gas Utilities 0.0%†
Atmos Energy Corp.	4,199	491,409

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	63,003	5,490,082
ABIOMED, Inc. *	1,596	297,319
Align Technology, Inc. *	2,571	661,004
Baxter International, Inc.	18,124	1,617,023
Becton Dickinson and Co.	9,623	2,648,057
Boston Scientific Corp. *	49,545	2,074,449
Cooper Cos., Inc. (The)	1,769	613,648
Danaher Corp.	22,767	3,662,527
Dentsply Sirona, Inc.	8,007	448,392
Edwards Lifesciences Corp. *	7,521	1,653,567
Hologic, Inc. *	9,462	506,406
IDEXX Laboratories, Inc. *	3,051	826,852
Intuitive Surgical, Inc. *	4,168	2,333,163
Medtronic plc	47,781	5,515,839
ResMed, Inc.	5,095	809,952
STERIS plc	3,129	471,509
Stryker Corp.	11,611	2,446,438
Teleflex, Inc.	1,639	608,905
Varian Medical Systems, Inc. *	3,203	450,246
Zimmer Biomet Holdings, Inc.	7,417	1,096,974

		34,232,352

Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	5,385	460,741
Anthem, Inc.	9,021	2,393,091
Cardinal Health, Inc.	10,575	541,546
Centene Corp. *	20,731	1,302,114
Cigna Corp.	13,288	2,556,345
CVS Health Corp.	46,319	3,141,355
DaVita, Inc. *	3,337	266,526
HCA Healthcare, Inc.	9,447	1,311,244
Henry Schein, Inc. *	5,215	359,522
Humana, Inc.	4,702	1,581,000
Laboratory Corp. of America Holdings *	3,466	607,936
McKesson Corp.	6,532	931,528

Common Stocks (continued)
	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	4,783	$529,335
UnitedHealth Group, Inc.	33,798	9,208,265
Universal Health Services, Inc., Class B	2,887	395,837

		25,586,385

Health Care Technology 0.1%
Cerner Corp.	11,288	810,817

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	14,201	618,170
Chipotle Mexican Grill, Inc. *	902	781,817
Darden Restaurants, Inc.	4,383	510,313
Hilton Worldwide Holdings, Inc.	10,132	1,092,230
Las Vegas Sands Corp.	12,352	806,709
Marriott International, Inc., Class A	9,709	1,359,843
McDonald’s Corp.	26,846	5,744,239
MGM Resorts International	18,496	574,486
Norwegian Cruise Line Holdings Ltd. *	7,584	408,398
Royal Caribbean Cruises Ltd.	6,094	713,485
Starbucks Corp.	42,066	3,568,459
Wynn Resorts Ltd.	3,378	426,168
Yum! Brands, Inc.	10,747	1,136,710

		17,741,027

Household Durables 0.3%
DR Horton, Inc.	11,907	704,895
Garmin Ltd.	5,156	499,874
Leggett & Platt, Inc.	4,625	220,104
Lennar Corp., Class A	9,848	653,513
Mohawk Industries, Inc. *	2,123	279,557
Newell Brands, Inc.	13,517	263,987
NVR, Inc. *	121	461,853
PulteGroup, Inc.	9,066	404,797
Whirlpool Corp.	2,259	330,198

		3,818,778

Household Products 1.5%
Church & Dwight Co., Inc.	8,763	650,390
Clorox Co. (The)	4,447	699,558
Colgate-Palmolive Co.	30,465	2,247,708
Kimberly-Clark Corp.	12,368	1,771,592
Procter & Gamble Co. (The)	88,973	11,087,815

		16,457,063

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	23,351	463,751
NRG Energy, Inc.	8,910	328,690

		792,441

Industrial Conglomerates 1.1%
3M Co.	20,479	3,249,198
General Electric Co.	311,030	3,872,324
Honeywell International, Inc.	25,460	4,410,181
Roper Technologies, Inc.	3,753	1,432,370

		12,964,073

Insurance 2.0%
Aflac, Inc.	26,233	1,352,836
Allstate Corp. (The)	11,664	1,382,651
American International Group, Inc.	30,874	1,551,727
Aon plc	8,449	1,860,892
Arthur J Gallagher & Co.	6,599	676,859
Assurant, Inc.	2,361	308,252
Chubb Ltd.	16,119	2,449,927
Cincinnati Financial Corp.	5,387	565,366
Everest Re Group Ltd.	1,448	400,473
Globe Life, Inc.	3,530	368,038
Hartford Financial Services Group, Inc. (The)	12,705	753,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value
Insurance (continued)
Lincoln National Corp.	7,041	$383,594
Loews Corp.	9,181	472,363
Marsh & McLennan Cos., Inc.	18,207	2,036,635
MetLife, Inc.	28,420	1,412,758
Principal Financial Group, Inc.	9,199	487,087
Progressive Corp. (The)	21,087	1,701,510
Prudential Financial, Inc.	14,502	1,320,552
Travelers Cos., Inc. (The)	9,250	1,217,485
Unum Group	7,439	198,547
Willis Towers Watson plc	4,544	960,102
WR Berkley Corp.	5,387	396,106

		22,256,912

Interactive Media & Services 4.3%
Alphabet, Inc., Class A *	10,692	15,319,284
Alphabet, Inc., Class C *	10,666	15,297,497
Facebook, Inc., Class A *	85,887	17,341,444
Twitter, Inc. *	27,429	890,894

		48,849,119

Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc. *	14,867	29,863,640
Booking Holdings, Inc. *	1,490	2,727,520
eBay, Inc.	27,943	937,767
Expedia Group, Inc.	4,947	536,502

		34,065,429

IT Services 4.8%
Accenture plc, Class A	22,630	4,643,902
Akamai Technologies, Inc. *	5,854	546,471
Alliance Data Systems Corp.	1,467	150,793
Automatic Data Processing, Inc.	15,396	2,638,720
Broadridge Financial Solutions, Inc.	4,034	480,651
Cognizant Technology Solutions Corp., Class A	19,619	1,204,214
DXC Technology Co.	9,387	299,258
Fidelity National Information Services, Inc.	21,881	3,143,424
Fiserv, Inc. *	20,599	2,443,247
FleetCor Technologies, Inc. *	3,129	986,355
Gartner, Inc. *	3,216	517,068
Global Payments, Inc.	10,839	2,118,483
International Business Machines Corp.	31,556	4,535,544
Jack Henry & Associates, Inc.	2,720	406,749
Leidos Holdings, Inc.	4,798	482,055
Mastercard, Inc., Class A	31,670	10,005,820
Paychex, Inc.	11,519	987,985
PayPal Holdings, Inc. *	41,846	4,765,841
VeriSign, Inc. *	3,694	768,869
Visa, Inc., Class A	61,079	12,152,889
Western Union Co. (The)	15,063	405,195

		53,683,533

Leisure Products 0.0%†
Hasbro, Inc.	4,474	455,766

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	11,298	932,763
Illumina, Inc. *	5,302	1,537,951
IQVIA Holdings, Inc. *	6,436	999,189
Mettler-Toledo International, Inc. *	870	658,747
PerkinElmer, Inc.	3,951	365,388
Thermo Fisher Scientific, Inc.	14,290	4,475,485
Waters Corp. *	2,371	530,606

		9,500,129

Machinery 1.3%
Caterpillar, Inc.	19,666	2,583,129
Cummins, Inc.	5,574	891,673
Deere & Co.	11,357	1,800,993

Common Stocks (continued)
	Shares	Value
Machinery (continued)
Dover Corp.	5,159	$587,352
Flowserve Corp.	4,612	215,288
Fortive Corp.	10,468	784,367
IDEX Corp.	2,679	438,954
Illinois Tool Works, Inc.	10,554	1,846,739
Ingersoll-Rand plc	8,481	1,129,924
PACCAR, Inc.	12,474	925,696
Parker-Hannifin Corp.	4,633	906,632
Pentair plc	5,910	253,716
Snap-on, Inc.	1,939	309,523
Stanley Black & Decker, Inc.	5,553	884,759
Westinghouse Air Brake Technologies Corp.	6,433	475,141
Xylem, Inc.	6,426	524,747

		14,558,633

Media 1.2%
Charter Communications, Inc., Class A *	5,580	2,887,427
Comcast Corp., Class A	161,891	6,992,072
Discovery, Inc., Class A *	5,558	162,627
Discovery, Inc., Class C *	12,196	338,683
DISH Network Corp., Class A *	8,920	327,899
Fox Corp., Class A	12,467	462,277
Fox Corp., Class B	5,740	208,534
Interpublic Group of Cos., Inc. (The)	13,623	309,242
News Corp., Class A	13,567	184,783
News Corp., Class B	4,198	58,646
Omnicom Group, Inc.	7,650	576,121
ViacomCBS, Inc.	19,060	650,518

		13,158,829

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	50,985	565,934
Newmont Corp.	29,055	1,309,218
Nucor Corp.	10,752	510,612

		2,385,764

Multiline Retail 0.4%
Dollar General Corp.	9,108	1,397,258
Dollar Tree, Inc. *	8,359	727,818
Kohl’s Corp.	5,598	239,315
Macy’s, Inc.	10,859	173,201
Nordstrom, Inc.	3,762	138,667
Target Corp.	18,010	1,994,428

		4,670,687

Multi-Utilities 0.9%
Ameren Corp.	8,669	711,292
CenterPoint Energy, Inc.	17,817	471,794
CMS Energy Corp.	10,065	689,553
Consolidated Edison, Inc.	11,988	1,126,872
Dominion Energy, Inc.	29,686	2,545,575
DTE Energy Co.	6,907	915,937
NiSource, Inc.	13,133	384,928
Public Service Enterprise Group, Inc.	18,237	1,079,630
Sempra Energy	10,149	1,630,335
WEC Energy Group, Inc.	11,376	1,136,349

		10,692,265

Oil, Gas & Consumable Fuels 2.9%
Apache Corp.	13,199	362,181
Cabot Oil & Gas Corp.	14,837	209,053
Chevron Corp.	67,433	7,224,772
Cimarex Energy Co.	3,545	155,590
Concho Resources, Inc.	7,134	540,615
ConocoPhillips	39,026	2,319,315
Devon Energy Corp.	14,245	309,401

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	5,792	$430,925
EOG Resources, Inc.	20,980	1,529,652
Exxon Mobil Corp.	150,940	9,376,393
Hess Corp.	9,098	514,674
HollyFrontier Corp.	5,332	239,513
Kinder Morgan, Inc.	70,256	1,466,243
Marathon Oil Corp.	28,432	323,272
Marathon Petroleum Corp.	23,007	1,253,881
Noble Energy, Inc.	16,945	335,003
Occidental Petroleum Corp.	32,507	1,291,178
ONEOK, Inc.	14,897	1,115,338
Phillips 66	15,770	1,440,905
Pioneer Natural Resources Co.	5,846	789,210
Valero Energy Corp.	14,555	1,227,132
Williams Cos., Inc. (The)	43,709	904,339

		33,358,585

Personal Products 0.1%
Coty, Inc., Class A	10,521	107,945
Estee Lauder Cos., Inc. (The), Class A	8,024	1,565,964

		1,673,909

Pharmaceuticals 3.9%
Allergan plc	11,840	2,209,818
Bristol-Myers Squibb Co.	83,556	5,259,850
Eli Lilly & Co.	30,101	4,203,304
Johnson & Johnson	93,915	13,981,126
Merck & Co., Inc.	90,801	7,758,037
Mylan NV *	18,145	388,666
Perrigo Co. plc	4,785	272,936
Pfizer, Inc.	197,371	7,350,096
Zoetis, Inc.	16,936	2,272,981

		43,696,814

Professional Services 0.3%
Equifax, Inc.	4,287	642,621
IHS Markit Ltd. *	14,461	1,140,395
Nielsen Holdings plc	12,485	254,694
Robert Half International, Inc.	4,172	242,685
Verisk Analytics, Inc.	5,986	972,545

		3,252,940

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	11,928	728,204

Road & Rail 0.9%
CSX Corp.	27,641	2,110,114
JB Hunt Transport Services, Inc.	3,003	324,114
Kansas City Southern	3,568	601,886
Norfolk Southern Corp.	9,264	1,928,857
Old Dominion Freight Line, Inc.	2,357	462,514
Union Pacific Corp.	24,736	4,438,133

		9,865,618

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	39,572	1,859,884
Analog Devices, Inc.	13,287	1,458,248
Applied Materials, Inc.	32,829	1,903,754
Broadcom, Inc.	14,135	4,313,437
Intel Corp.	155,191	9,921,361
KLA Corp.	5,626	932,453
Lam Research Corp.	5,232	1,560,235
Maxim Integrated Products, Inc.	9,623	578,535
Microchip Technology, Inc.	8,443	823,024
Micron Technology, Inc. *	39,922	2,119,459
NVIDIA Corp.	21,815	5,157,720
Qorvo, Inc. *	4,174	441,860
QUALCOMM, Inc.	40,665	3,469,131
Skyworks Solutions, Inc.	6,061	685,802

Common Stocks (continued)
	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	33,305	$4,018,248
Xilinx, Inc.	8,882	750,351

		39,993,502

Software 6.5%
Adobe, Inc. *	17,258	6,059,974
ANSYS, Inc. *	3,083	845,759
Autodesk, Inc. *	7,937	1,562,399
Cadence Design Systems, Inc. *	9,934	716,341
Citrix Systems, Inc.	4,392	532,398
Fortinet, Inc. *	5,029	580,145
Intuit, Inc.	9,261	2,596,599
Microsoft Corp.	272,356	46,363,162
NortonLifeLock, Inc.	20,175	573,374
Oracle Corp.	77,181	4,048,143
Paycom Software, Inc. *	1,616	514,147
salesforce.com, Inc. *	31,620	5,764,642
ServiceNow, Inc. *	6,703	2,267,156
Synopsys, Inc. *	5,329	786,081

		73,210,320

Specialty Retail 1.9%
Advance Auto Parts, Inc.	2,512	330,956
AutoZone, Inc. *	866	916,193
Best Buy Co., Inc.	8,226	696,660
CarMax, Inc. *	5,860	568,654
Gap, Inc. (The)	7,636	132,943
Home Depot, Inc. (The)	38,910	8,875,371
L Brands, Inc.	8,084	187,226
Lowe’s Cos., Inc.	27,289	3,172,073
O’Reilly Automotive, Inc. *	2,679	1,087,942
Ross Stores, Inc.	12,920	1,449,495
Tiffany & Co.	3,851	516,111
TJX Cos., Inc. (The)	43,144	2,547,222
Tractor Supply Co.	4,195	389,925
Ulta Beauty, Inc. *	2,100	562,611

		21,433,382

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	149,112	46,151,655
Hewlett Packard Enterprise Co.	46,135	642,661
HP, Inc.	53,441	1,139,362
NetApp, Inc.	8,441	450,749
Seagate Technology plc	8,407	479,115
Western Digital Corp.	10,480	686,440
Xerox Holdings Corp.	6,733	239,493

		49,789,475

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd. *	5,305	158,938
Hanesbrands, Inc.	12,716	174,972
NIKE, Inc., Class B	44,398	4,275,527
PVH Corp.	2,631	229,344
Ralph Lauren Corp.	1,814	205,889
Tapestry, Inc.	10,091	260,045
Under Armour, Inc., Class A *	6,617	133,531
Under Armour, Inc., Class C *	6,836	122,775
VF Corp.	11,807	979,627

		6,540,648

Tobacco 0.7%
Altria Group, Inc.	66,514	3,161,410
Philip Morris International, Inc.	55,445	4,585,302

		7,746,712

Trading Companies & Distributors 0.1%
Fastenal Co.	20,331	709,145
United Rentals, Inc. *	2,741	371,926
WW Grainger, Inc.	1,528	462,480

		1,543,551

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value
Water Utilities 0.1%
American Water Works Co., Inc.	6,404	$872,225

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	11,566	915,912

Total Common Stocks (cost $778,410,998)		954,370,851

Purchased Options 1.9%
	Number of Contracts	Value
Call Options 1.9%
Future Equity Index Options: 1.3%
S&P 500 E-Mini Index 3/20/2020 at USD 2,950.00, American Style Notional Amount: USD 85,637,556 Exchange Traded*	531	7,776,495
S&P 500 E-Mini Index 3/20/2020 at USD 3,000.00, American Style Notional Amount: USD 85,637,556 Exchange Traded*	531	6,592,365
S&P 500 E-Mini Index 3/20/2020 at USD 3,370.00, American Style Notional Amount: USD 56,285,324 Exchange Traded*	349	188,460
S&P 500 E-Mini Index 2/21/2020 at USD 3,350.00, European Style Notional Amount: USD 56,285,324 Exchange Traded*	349	60,202

		14,617,522

Future Interest Rate Options: 0.6%
U.S. Treasury 30 Year Bond 4/24/2020 at USD 156.00, American Style Notional Amount: USD 53,700,000 Exchange Traded*	537	3,809,344
U.S. Treasury 30 Year Bond 3/27/2020 at USD 156.00, American Style Notional Amount: USD 53,700,000 Exchange Traded*	537	3,691,875

		7,501,219

Total Purchased Option (cost $22,102,341)		22,118,741

Short-Term Investments 7.4%
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	39,572	39,572

	Principal Amount	Value
U.S. Treasury Obligation 7.4%
U.S. Treasury Bills, 1.53% 03/05/2020	$83,155,000	83,045,175

Total Short-Term Investment (cost $83,078,237)		83,084,747

Repurchase Agreements 0.0%†
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $13,439, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $13,720. (c)	$13,437	$13,437
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $448,953, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $458,362. (c)	448,896	448,896

Total Repurchase Agreements (cost $462,333)		462,333

Total Investments (cost $884,053,909) — 93.9%		1,060,036,672

Other assets in excess of liabilities — 6.1%		68,357,902

NET ASSETS — 100.0%		$1,128,394,574

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $488,046, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $39,572 and $462,333, respectively, and by $5,320 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $507,225.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $501,905.

REIT	Real Estate Investment Trust
Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	811	3/2020	USD	130,733,200	400,320
U.S. Treasury Long Bond	1,123	3/2020	USD	183,645,594	7,564,457

					7,964,777

At January 31, 2020, the Fund had $8,071,634 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$954,370,851	$–	$–	$954,370,851
Futures Contracts	7,964,777	–	–	7,964,777
Purchased Options	22,118,741	–	–	22,118,741
Repurchase Agreements	–	462,333	–	462,333
Short-Term Investments	39,572	83,045,175	–	83,084,747
Total	$984,493,941	$83,507,508	$–	$1,068,001,449

Amounts designated as “–” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.

Options

The Fund has long positions in options on equity index futures contracts and bond treasury futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities and bonds. The purchase of call options provides a measure of downside risk control. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options, can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Purchased Options
Equity risk	Investment securities, at value	$14,617,522
Interest rate risk	Investment securities, at value	7,501,219
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	400,320
Interest rate risk	Unrealized appreciation from futures contracts	7,564,457
Total		$30,083,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Emerging Markets Debt Fund

Asset-Backed Security 0.6%

	Principal Amount	Value
CHILE 0.6%
Airlines 0.6%
Latam Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 11/15/2027	$444,990	$ 459,236

Total Asset-Backed Securities (cost $430,034)		459,236

Corporate Bonds 24.5%
	Principal Amount	Value
ARGENTINA 0.5%
Diversified Telecommunication Services 0.5%
Telecom Argentina SA, Reg. S, 6.50%, 6/15/2021	410,000	405,900

BAHRAIN 0.6%
Oil, Gas & Consumable Fuels 0.6%
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/7/2024(a)	380,000	444,647

BRAZIL 2.0%
Chemicals 1.1%
Braskem Netherlands Finance BV, 4.50%, 1/31/2030(a)	820,000	824,264

Health Care Providers & Services 0.4%
Rede D’or Finance Sarl, 4.50%, 1/22/2030(a)	296,000	297,776

Paper & Forest Products 0.5%
Suzano Austria GmbH, 5.00%, 1/15/2030	383,000	404,371

		1,526,411

CHINA 1.6%
Automobiles 0.9%
Geely Automobile Holdings Ltd., Reg. S, 3.63%, 1/25/2023	700,000	714,240

Real Estate Management & Development 0.7%
Longfor Group Holdings Ltd., Reg. S, 3.95%, 9/16/2029	571,000	580,476

		1,294,716

COLOMBIA 1.1%
Banks 0.5%
Grupo Aval Ltd., 4.38%, 2/4/2030(a)	440,000	445,170

Oil, Gas & Consumable Fuels 0.6%
Transportadora de Gas Internacional SA ESP, 5.55%, 11/1/2028(a)	400,000	463,722

		908,892

CONGO, DEMOCRATIC REPUBLIC OF THE 0.5%
Machinery 0.5%
HTA Group Ltd., Reg. S, 9.13%, 3/8/2022	390,000	400,869

DOMINICAN REPUBLIC 0.5%
Electric Utilities 0.5%
AES Andres BV, Reg. S, 7.95%, 5/11/2026	340,000	363,375

GEORGIA 1.0%
Banks 1.0%
Bank of Georgia JSC, Reg. S, 6.00%, 7/26/2023	749,000	791,621

INDIA 1.8%
Electric Utilities 0.7%
Adani Transmission Ltd., 4.00%, 8/3/2026(a)	500,000	522,022

Corporate Bonds (continued)

	Principal Amount		Value
INDIA (continued)
Metals & Mining 0.5%
Vedanta Resources Ltd., Reg. S, 6.13%, 8/9/2024		$450,000	$ 397,801

Multiline Retail 0.6%
Future Retail Ltd., 5.60%, 1/22/2025(a)		500,000	503,760

			1,423,583

INDONESIA 0.4%
Electric Utilities 0.4%
Perusahaan Listrik Negara PT, 6.25%, 1/25/2049(a)		265,000	344,208

MEXICO 5.1%
Banks 0.6%
BBVA Bancomer SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(b)		420,000	447,300

Chemicals 0.3%
Orbia Advance Corp. SAB de CV, Reg. S, 5.88%, 9/17/2044		200,000	227,600

Consumer Finance 1.2%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/2026(a)		370,000	431,975
Unifin Financiera SAB de CV
Reg. S, 7.00%, 1/15/2025		238,000	249,019
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025(a)(b)(c)		259,000	262,859

			943,853

Equity Real Estate Investment Trusts (REITs) 0.6%
Trust F/1401, Reg. S, 6.95%, 1/30/2044		375,000	457,969

Oil, Gas & Consumable Fuels 1.3%
Petroleos Mexicanos, Reg. S, 7.19%, 9/12/2024	MXN	11,891,200	579,774
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/2026		9,600,000	451,091

			1,030,865

Wireless Telecommunication Services 1.1%
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/2025(a)		$800,000	817,600

			3,925,187

NIGERIA 0.8%
Construction & Engineering 0.8%
IHS Netherlands Holdco BV, 7.13%, 3/18/2025(a)		580,000	614,928

PANAMA 1.5%
Banks 1.1%
Global Bank Corp., (ICE LIBOR USD 3 Month + 3.30%), 5.25%, 4/16/2029(a)(b)		770,000	841,726

Media 0.4%
Cable Onda SA, 4.50%, 1/30/2030(a)		283,000	292,563

			1,134,289

RUSSIA 1.0%
Consumer Finance 1.0%
GTLK Europe DAC, Reg. S, 5.13%, 5/31/2024		740,000	779,553

SAUDI ARABIA 0.4%
Real Estate Management & Development 0.4%
Dar Al-Arkan Sukuk Co. Ltd., Reg. S, 6.75%, 2/15/2025		290,000	290,377

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Value
SINGAPORE 0.5%
Oil, Gas & Consumable Fuels 0.5%
Puma International Financing SA, 5.00%, 1/24/2026(a)		$404,000	$ 379,143

SOUTH AFRICA 0.7%
Diversified Telecommunication Services 0.5%
Liquid Telecommunications Financing plc, Reg. S, 8.50%, 7/13/2022		365,000	373,578

Electric Utilities 0.2%
Eskom Holdings SOC Ltd. Reg. S, Reg. S, 7.13%, 2/11/2025		200,000	202,754

			576,332

SPAIN 0.5%
Construction & Engineering 0.5%
International Airport Finance SA, 12.00%, 3/15/2033(a)		357,000	391,807

TUNISIA 0.9%
Banks 0.9%
Banque Centrale de Tunisie International Bond, 6.75%, 10/31/2023(a)	EUR	608,000	696,217

TURKEY 1.1%
Banks 1.1%
Turkiye Garanti Bankasi A/S, Reg. S, 5.88%, 3/16/2023		$800,000	840,600

UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 8.50%, 4/23/2026(a)		338,000	369,305

UNITED ARAB EMIRATES 1.5%
Airlines 0.7%
Zahidi Ltd., Reg. S, 4.50%, 3/22/2028		511,359	526,802

Diversified Financial Services 0.5%
ICD Sukuk Co. Ltd., Reg. S, 5.00%, 2/1/2027		370,000	395,607

Multi-Utilities 0.3%
Abu Dhabi National Energy Co. PJSC, 4.88%, 4/23/2030(a)		200,000	231,332

			1,153,741

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Petroleos de Venezuela SA, Reg. S, 5.50%, 4/12/2037(d)		560,000	44,800

Total Corporate Bonds (cost $18,206,266)			19,100,501

Foreign Government Securities 69.4%
	Principal Amount		Value
ANGOLA 0.5%
Republic of Angola, 8.00%, 11/26/2029 (a)		380,000	401,668

ARMENIA 1.2%
Republic of Armenia
Reg. S, 7.15%, 3/26/2025		248,000	292,953
3.95%, 9/26/2029 (a)		670,000	676,515

			969,468

BAHAMAS 2.0%
Commonwealth of the Bahamas, 6.00%, 11/21/2028 (a)		1,390,000	1,572,437

Foreign Government Securities (continued)

	Principal Amount		Value
BAHRAIN 1.0%
CBB International Sukuk Programme Co. SPC, 4.50%, 3/30/2027 (a)		$770,000	$ 796,465

BELIZE 0.6%
Republic of Belize,Reg. S, 4.94%, 2/20/2034 (e)		685,400	426,661

BENIN 1.0%
Benin Government International Bond,Reg. S, 5.75%, 3/26/2026	EUR	670,000	767,436

BRAZIL 4.5%
Federative Republic of Brazil, 10.00%, 1/1/2025 (d)	BRL	12,889,000	3,481,914

CHILE 3.1%
Tesoreria General de LA Republica, 4.50%, 3/1/2026 (d)	CLP	1,795,000,000	2,441,489

COLOMBIA 0.4%
Republic of Colombia, 7.50%, 8/26/2026	COP	1,053,700,000	342,211

COSTA RICA 1.0%
Republic of Costa Rica
Reg. S, 10.35%, 6/19/2030	CRC	25,500,000	49,360
Reg. S, 7.16%, 3/12/2045		$713,000	765,769

			815,129

DOMINICAN REPUBLIC 1.9%
Dominican Republic Bond
Reg. S, 8.90%, 2/15/2023	DOP	13,450,000	251,368
Reg. S, 5.50%, 1/27/2025		$705,000	754,350
Reg. S, 9.75%, 6/5/2026	DOP	24,300,000	462,868

			1,468,586

ECUADOR 1.7%
Republic of Ecuador
Reg. S, 10.75%, 3/28/2022		$752,000	744,480
7.88%, 3/27/2025 (a)		297,000	253,935
Reg. S, 9.65%, 12/13/2026		400,000	355,000

			1,353,415

EGYPT 2.2%
Arab Republic of Egypt
6.13%, 1/31/2022 (a)		388,000	406,833
6.20%, 3/1/2024 (a)		212,000	230,062
7.60%, 3/1/2029 (a)		242,000	270,871
5.63%, 4/16/2030 (a)	EUR	668,000	776,024

			1,683,790

EL SALVADOR 1.4%
Republic of El Salvador
Reg. S, 5.88%, 1/30/2025		$626,000	672,637
Reg. S, 8.63%, 2/28/2029		224,000	275,184
Reg. S, 8.25%, 4/10/2032		119,000	145,358

			1,093,179

GHANA 0.6%
Ghana Government Bond, 8.63%, 6/16/2049 (a)		467,000	467,599

INDONESIA 4.8%
Republic of Indonesia
8.38%, 3/15/2024	IDR	8,352,000,000	664,857

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Value
INDONESIA (continued)
8.38%, 9/15/2026	IDR	11,666,000,000	$943,900
6.63%, 5/15/2033		12,831,000,000	889,873
8.38%, 3/15/2034		15,714,000,000	1,264,600

			3,763,230

IRAQ 0.6%
Republic of Iraq,Reg. S, 6.75%, 3/9/2023		$456,000	460,068

IVORY COAST 1.2%
Republic of Cote d’Ivoire,Reg. S, 6.38%, 3/3/2028		859,000	926,744

MALAYSIA 1.9%
Malaysia Government Bond, 3.91%, 7/15/2026	MYR	5,925,000	1,517,977

MEXICO 6.6%
United Mexican States
10.00%, 12/5/2024	MXN	6,603,600	398,980
5.75%, 3/5/2026		31,161,500	1,579,275
7.50%, 6/3/2027		16,504,600	917,769
8.50%, 5/31/2029		20,750,300	1,238,627
8.50%, 11/18/2038		15,968,200	984,019

			5,118,670

MONTENEGRO 0.5%
Republic of Montenegro, 2.55%, 10/3/2029 (a)	EUR	370,000	413,467

MOROCCO 1.5%
Kingdom of Morocco, 1.50%, 11/27/2031 (a)		$1,030,000	1,150,318

MOZAMBIQUE 0.5%
Republic of Mozambique, 5.00%, 9/15/2031 (a)(e)		420,000	401,184

NIGERIA 0.4%
Nigeria Government Bond, 7.14%, 2/23/2030 (a)		297,000	305,545

PARAGUAY 0.3%
Republic of Paraguay, 5.40%, 3/30/2050 (a)		200,000	234,500

PERU 1.9%
Republic of Peru
Reg. S, 5.94%, 2/12/2029 (a)	PEN	3,664,000	1,244,196
Reg. S, 6.90%, 8/12/2037		713,000	260,853

			1,505,049

QATAR 4.2%
Qatar Government Bond
4.50%, 4/23/2028 (a)		$1,450,000	1,678,184
Reg. S, 4.82%, 3/14/2049		1,230,000	1,566,712

			3,244,896

ROMANIA 0.1%
Socialist Republic of Romania, 5.00%, 2/12/2029	RON	250,000	61,242

Foreign Government Securities (continued)

	Principal Amount		Value
RUSSIA 4.5%
Russian Federal Bond - OFZ
7.10%, 10/16/2024	RUB	60,409,000	$993,509
6.90%, 5/23/2029		75,154,000	1,241,253
7.70%, 3/16/2039		71,117,000	1,271,236

			3,505,998

SAUDI ARABIA 3.1%
Kingdom of Saudi Arabia
Reg. S, 3.63%, 3/4/2028		$1,481,000	1,590,224
4.38%, 4/16/2029 (a)		443,000	505,444
Reg. S, 4.63%, 10/4/2047		270,000	313,907

			2,409,575

SENEGAL 0.9%
Republic of Senegal,Reg. S, 4.75%, 3/13/2028	EUR	573,000	676,665

SERBIA 0.5%
Republic of Serbia, 1.50%, 6/26/2029 (a)		358,000	407,814

SOUTH AFRICA 5.1%
Republic of South Africa
8.25%, 3/31/2032	ZAR	49,183,000	3,009,035
6.25%, 3/31/2036		5,000,000	238,626
9.00%, 1/31/2040		12,093,000	735,805

			3,983,466

THAILAND 3.3%
Kingdom of Thailand
Reg. S, 1.25%, 3/12/2028 (f)	THB	66,085,002	2,112,017
3.78%, 6/25/2032		10,456,000	420,291

			2,532,308

TURKEY 0.7%
Republic of Turkey, 6.00%, 3/25/2027	TRY	535,000	565,762

UKRAINE 2.7%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023		$1,298,000	1,433,511
Reg. S, 7.38%, 9/25/2032		600,000	663,000

			2,096,511

URUGUAY 0.9%
Oriental Republic of Uruguay, 4.38%, 12/15/2028 (f)	UYU	25,213,427	705,721

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of Venezuela Reg. S,Reg. S, 11.75%, 10/21/2026 (d)		$445,000	54,512

Total Foreign Government Securities (cost $51,670,206)			54,122,669

Total Investments (cost $70,306,506) — 94.5%			73,682,406

Other assets in excess of liabilities — 5.5%			4,309,993

NET ASSETS — 100.0%			$77,992,399

†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $21,368,085 which represents 27.40% of net assets.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(c)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(d)	Security in default.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.
(f)	Principal amounts are not adjusted for inflation.

Currency:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CRC	Costa Rica Colón
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

RON	Romanian Leu
RUB	Russia Ruble
THB	Thailand Baht
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Forward Foreign Currency Contracts outstanding as of January 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	355,000	USD	393,659	JPMorgan Chase Bank	4/24/2020	2,000
KZT	280,000,000	USD	724,426	Barclays Bank plc**	4/24/2020	1,722
PHP	34,700,000	USD	679,460	Barclays Bank plc**	4/24/2020	1,222
USD	461,602	BRL	1,915,000	Credit Agricole**	4/24/2020	16,187
USD	627,913	CLP	485,000,000	Deutsche Bank Securities, Inc.**	4/24/2020	22,366
USD	789,143	CLP	610,000,000	JPMorgan Chase Bank**	4/24/2020	27,527
USD	1,134,579	CLP	875,000,000	Royal Bank of Canada**	4/24/2020	42,097
USD	814,903	COP	2,700,000,000	Royal Bank of Canada**	4/24/2020	29,487
USD	5,409,348	EUR	4,828,592	JPMorgan Chase Bank	4/24/2020	27,720
USD	1,906,982	MXN	36,430,000	Deutsche Bank Securities, Inc.	4/24/2020	1,654
USD	1,090,223	PEN	3,650,000	Royal Bank of Canada**	4/24/2020	15,292
USD	1,311,160	PHP	66,700,000	HSBC Bank plc**	4/24/2020	2,760
USD	2,052,783	THB	62,000,000	HSBC Bank plc	4/24/2020	60,249
USD	846,493	ZAR	12,500,000	Barclays Bank plc	4/24/2020	22,405
USD	1,798,635	ZAR	26,330,000	Credit Lyonnais London	4/24/2020	62,777

Total unrealized appreciation						335,465

EGP	14,324,836	USD	886,432	HSBC Bank plc**	4/23/2020	(1,162)
COP	4,250,000,000	USD	1,248,164	Deutsche Bank Securities, Inc.**	4/24/2020	(11,861)
CZK	56,357,057	USD	2,488,064	Credit Lyonnais London	4/24/2020	(9,765)
INR	113,500,000	USD	1,585,218	HSBC Bank plc**	4/24/2020	(9,353)
PHP	32,000,000	USD	627,845	HSBC Bank plc**	4/24/2020	(127)
PLN	5,800,174	USD	1,534,432	Deutsche Bank Securities, Inc.	4/24/2020	(36,794)

Total unrealized depreciation						(69,062)

Net unrealized appreciation						266,403

**     Non-deliverable forward.

Currency:
BRL	Brazilian real
CLP	Chilean peso
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
EUR	Euro
INR	Indian rupee
KZT	Kazakhstani Tenge
MXN	Mexican peso
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
THB	Thai baht
USD	United States dollar
ZAR	South African rand

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2020 :

Floating Rate Index	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)

6 Month WIBOR semi-annually	2.25 annually	Receive	5/7/2024	PLN 14,400,000	–	(114,203)	(114,203)
					–	(114,203)	(114,203)

* There are no upfront payments (receipts) on the swap contracts listed above.

At January 31, 2020, the Fund had $77,235 segregated as collateral for swap contracts.

Currency:

PLN	Poland New Zloty

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 2 inputs.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.

Swap Contracts

Interest Rate Swap contracts. The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020:

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$335,465
Total		$335,465

Liabilities:
Swap Contracts(a) Interest rate risk	Unrealized depreciation on centrally cleared interest rate swap contracts	$(114,203)
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	(69,062)
Total		$(183,265)

(a)   Centrally cleared interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Fund

Common Stocks 99.8%
	Shares	Value
Aerospace & Defense 3.8%
Boeing Co. (The)	20,466	$6,513,714
Lockheed Martin Corp.	29,033	12,429,608
Northrop Grumman Corp.	20,781	7,783,939
United Technologies Corp.	95,509	14,345,452

		41,072,713

Air Freight & Logistics 0.4%
FedEx Corp.	28,159	4,072,918

Airlines 0.2%
Southwest Airlines Co.	29,012	1,595,080

Banks 3.3%
Bank of America Corp.	886,696	29,110,230
JPMorgan Chase & Co.	53,642	7,100,055

		36,210,285

Beverages 2.1%
Coca-Cola Co. (The)	386,854	22,592,274

Biotechnology 1.1%
Alnylam Pharmaceuticals, Inc. *	8,572	983,980
Biogen, Inc. *	10,752	2,890,675
Incyte Corp. *	17,013	1,243,140
Regeneron Pharmaceuticals, Inc. *	2,109	712,715
Seattle Genetics, Inc. *	23,948	2,595,724
Vertex Pharmaceuticals, Inc. *	16,552	3,758,132

		12,184,366

Capital Markets 2.5%
Blackstone Group, Inc. (The), Class A	217,484	13,281,748
Raymond James Financial, Inc.	35,448	3,241,011
S&P Global, Inc.	18,770	5,513,312
TD Ameritrade Holding Corp.	104,025	4,939,107

		26,975,178

Chemicals 1.8%
Celanese Corp.	49,354	5,108,139
Dow, Inc.	12,432	572,742
FMC Corp.	49,709	4,751,683
Linde plc	22,331	4,536,096
PPG Industries, Inc.	41,204	4,937,888

		19,906,548

Consumer Finance 0.7%
American Express Co.	55,380	7,192,201

Containers & Packaging 0.9%
Ball Corp.	64,656	4,666,870
Crown Holdings, Inc. *	43,238	3,200,909
International Paper Co.	57,346	2,335,129

		10,202,908

Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B *	34,346	7,708,273
Equitable Holdings, Inc.	216,500	5,200,330

		12,908,603

Electric Utilities 2.4%
Duke Energy Corp.	52,275	5,103,608
Edison International	27,008	2,067,462
Exelon Corp.	309,874	14,746,904
PPL Corp.	122,030	4,416,266

		26,334,240

Electrical Equipment 0.6%
Emerson Electric Co.	56,506	4,047,525
Rockwell Automation, Inc.	15,391	2,949,839

		6,997,364

Energy Equipment & Services 0.4%
Schlumberger Ltd.	116,738	3,911,890

Entertainment 4.0%
Electronic Arts, Inc. *	77,251	8,336,928

Common Stocks (continued)
	Shares	Value
Entertainment (continued)
Liberty Media Corp-Liberty Formula One, Class C *	111,311	$5,208,242
Netflix, Inc. *	37,843	13,059,241
Spotify Technology SA *	15,104	2,134,195
Walt Disney Co. (The)	103,940	14,375,941

		43,114,547

Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	34,646	5,654,227
American Tower Corp.	47,841	11,086,673
Equinix, Inc.	12,237	7,216,526
Healthpeak Properties, Inc.	4,318	155,405
Prologis, Inc.	77,088	7,159,934

		31,272,765

Food Products 1.3%
Mondelez International, Inc., Class A	251,558	14,434,398

Health Care Equipment & Supplies 3.4%
Abbott Laboratories	169,682	14,786,089
Baxter International, Inc.	78,651	7,017,242
Danaher Corp.	61,408	9,878,705
Edwards Lifesciences Corp. *	26,224	5,765,609

		37,447,645

Health Care Providers & Services 2.8%
Anthem, Inc.	53,872	14,291,164
HCA Healthcare, Inc.	44,457	6,170,632
UnitedHealth Group, Inc.	37,850	10,312,232

		30,774,028

Hotels, Restaurants & Leisure 1.4%
Hilton Worldwide Holdings, Inc.	44,277	4,773,060
McDonald’s Corp.	48,503	10,378,187

		15,151,247

Household Durables 2.1%
DR Horton, Inc.	137,348	8,131,002
Lennar Corp., Class A	214,148	14,210,861

		22,341,863

Household Products 2.1%
Procter & Gamble Co. (The)	185,916	23,168,852

Independent Power and Renewable Electricity Producers 0.6%
NRG Energy, Inc.	188,264	6,945,059

Industrial Conglomerates 0.4%
3M Co.	16,177	2,566,643
General Electric Co.	125,110	1,557,619

		4,124,262

Insurance 3.4%
American International Group, Inc.	167,801	8,433,678
Athene Holding Ltd., Class A *	121,799	5,305,565
Hartford Financial Services Group, Inc. (The)	114,087	6,763,077
Marsh & McLennan Cos., Inc.	77,637	8,684,475
Progressive Corp. (The)	46,820	3,777,906
Prudential Financial, Inc.	46,798	4,261,426

		37,226,127

Interactive Media & Services 5.1%
Alphabet, Inc., Class A *	24,462	35,048,664
Facebook, Inc., Class A *	79,632	16,078,497
Match Group, Inc. *(a)	48,708	3,809,940

		54,937,101

Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc. *	26,590	53,411,865

IT Services 5.8%
FleetCor Technologies, Inc. *	35,552	11,207,057
Global Payments, Inc.	88,458	17,289,116

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Value
IT Services (continued)
GoDaddy, Inc., Class A *	60,213	$4,046,916
PayPal Holdings, Inc. *	57,604	6,560,519
VeriSign, Inc. *	30,877	6,426,739
Visa, Inc., Class A	86,179	17,147,036

		62,677,383

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	34,542	10,818,209

Machinery 2.3%
Dover Corp.	21,162	2,409,294
Fortive Corp.	68,029	5,097,413
Illinois Tool Works, Inc.	20,150	3,525,847
Ingersoll-Rand plc	48,744	6,494,163
PACCAR, Inc.	60,986	4,525,771
Westinghouse Air Brake Technologies Corp.	43,321	3,199,689

		25,252,177

Media 2.1%
Charter Communications, Inc., Class A *	43,815	22,672,510

Multi-Utilities 1.3%
National Grid plc, ADR-UK	38,567	2,556,220
Sempra Energy	72,384	11,627,766

		14,183,986

Oil, Gas & Consumable Fuels 3.5%
BP plc, ADR-UK	66,979	2,419,951
Chevron Corp.	58,493	6,266,940
Concho Resources, Inc.	18,007	1,364,571
Diamondback Energy, Inc.	22,518	1,675,339
Exxon Mobil Corp.	189,432	11,767,516
Marathon Petroleum Corp.	95,506	5,205,077
Noble Energy, Inc.	99,936	1,975,735
Ovintiv, Inc.	86,391	1,350,291
Pioneer Natural Resources Co.	11,948	1,612,980
TC Energy Corp.	75,673	4,148,394

		37,786,794

Pharmaceuticals 5.0%
AstraZeneca plc, ADR-UK	325,798	15,866,362
Bristol-Myers Squibb Co.	206,867	13,022,278
Eli Lilly & Co.	69,384	9,688,782
Pfizer, Inc.	430,176	16,019,754

		54,597,176

Professional Services 1.1%
Equifax, Inc.	20,460	3,066,954
IHS Markit Ltd. *	107,043	8,441,411

		11,508,365

Road & Rail 1.9%
JB Hunt Transport Services, Inc.	74,322	8,021,573
Norfolk Southern Corp.	28,619	5,958,762
Uber Technologies, Inc. *	169,162	6,138,889

		20,119,224

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	170,855	8,030,185
Intel Corp.	73,188	4,678,909
KLA Corp.	29,646	4,913,528
Marvell Technology Group Ltd.	241,034	5,794,457
Micron Technology, Inc. *	125,583	6,667,202
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW	87,129	4,699,738
Texas Instruments, Inc.	67,145	8,101,044

		42,885,063

Common Stocks (continued)
	Shares	Value
Software 7.9%
Adobe, Inc. *	11,123	$3,905,730
Microsoft Corp.	301,729	51,363,328
salesforce.com, Inc. *	49,134	8,957,619
ServiceNow, Inc. *	10,517	3,557,165
Slack Technologies, Inc., Class A *(a)	52,275	1,083,661
Splunk, Inc. *	13,676	2,123,336
SS&C Technologies Holdings, Inc.	170,773	10,760,407
Workday, Inc., Class A *	20,905	3,859,690

		85,610,936

Specialty Retail 2.5%
Lowe’s Cos., Inc.	106,889	12,424,777
TJX Cos., Inc. (The)	258,402	15,256,054

		27,680,831

Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	187,607	58,066,243
Western Digital Corp.	58,763	3,848,976

		61,915,219

Total Common Stocks (cost $874,762,796)		1,084,214,200

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	321,104	321,104

Total Short-Term Investment (cost $321,104)		321,104

Repurchase Agreements 0.3%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $109,048, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $111,333. (c)	$109,034	109,034

Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $3,643,001, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $3,719,352. (c)	3,642,537	3,642,537

Total Repurchase Agreements (cost $3,751,571)		3,751,571

Total Investments (cost $878,835,471) — 100.1%		1,088,286,875

Liabilities in excess of other assets — (0.1)%		(801,658)

NET ASSETS — 100.0%		$1,087,485,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Fund (Continued)

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $3,853,124, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $321,104 and $3,751,571, respectively, a total value of $4,072,675.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $4,072,675.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
TW	Taiwan
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,084,214,200	$–	$–	$1,084,214,200
Repurchase Agreements	–	3,751,571	–	3,751,571
Short-Term Investment	321,104	–	–	321,104
Total	$1,084,535,304	$3,751,571	$–	$1,088,286,875

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 96.5%
	Shares	Value
Banks 2.9%
East West Bancorp, Inc.	174,583	$8,002,885
Signature Bank	63,590	9,022,785

		17,025,670

Building Products 0.8%
Fortune Brands Home & Security, Inc.	66,992	4,603,020

Capital Markets 4.4%
Intercontinental Exchange, Inc.	146,421	14,604,031
Raymond James Financial, Inc.	123,114	11,256,313

		25,860,344

Commercial Services & Supplies 3.8%
Copart, Inc. *	217,292	22,046,446

Distributors 2.5%
Pool Corp.	66,778	14,644,415

Diversified Consumer Services 2.1%
frontdoor, Inc. *	123,211	5,246,324
Grand Canyon Education, Inc. *	93,955	7,354,798

		12,601,122

Electronic Equipment, Instruments & Components 7.9%
Amphenol Corp., Class A	152,600	15,179,122
Cognex Corp.	126,840	6,465,035
Keysight Technologies, Inc. *	67,687	6,294,214
National Instruments Corp.	191,915	8,565,166
Trimble, Inc. *	224,352	9,539,447

		46,042,984

Health Care Equipment & Supplies 15.2%
ABIOMED, Inc. *	48,534	9,041,399
Align Technology, Inc. *	31,044	7,981,413
Cooper Cos., Inc. (The)	37,179	12,897,023
IDEXX Laboratories, Inc. *	56,873	15,413,152
Masimo Corp. *	46,023	7,851,524
STERIS plc	97,641	14,713,522
Teleflex, Inc.	31,222	11,599,285
Varian Medical Systems, Inc. *	65,374	9,189,623

		88,686,941

Health Care Providers & Services 1.1%
HealthEquity, Inc. *	100,599	6,645,570

Hotels, Restaurants & Leisure 1.5%
Texas Roadhouse, Inc.	137,125	8,570,313

Household Products 2.4%
Church & Dwight Co., Inc.	186,870	13,869,491

Industrial Conglomerates 2.4%
Roper Technologies, Inc.	36,525	13,940,132

IT Services 11.7%
Broadridge Financial Solutions, Inc.	116,798	13,916,482
EPAM Systems, Inc. *	38,443	8,770,386
Fiserv, Inc. *	163,644	19,409,815
Gartner, Inc. *	68,861	11,071,471
Global Payments, Inc.	78,024	15,249,791

		68,417,945

Leisure Products 1.4%
Hasbro, Inc.	82,080	8,361,490

Machinery 3.0%
IDEX Corp.	78,766	12,905,809
Snap-on, Inc.	30,959	4,941,985

		17,847,794

Professional Services 6.4%
CoStar Group, Inc. *	33,732	22,026,659
Verisk Analytics, Inc.	96,321	15,649,273

		37,675,932

Road & Rail 0.8%
JB Hunt Transport Services, Inc.	44,211	4,771,693

Common Stocks (continued)
	Shares	Value
Semiconductors & Semiconductor Equipment 1.5%
Microchip Technology, Inc. (a)	91,760	$8,944,765

Software 16.0%
ANSYS, Inc. *	64,905	17,805,389
Blackline, Inc. *	141,896	8,679,778
HubSpot, Inc. *	35,912	6,497,917
Intuit, Inc.	65,890	18,474,238
RealPage, Inc. *	198,983	11,610,658
SS&C Technologies Holdings, Inc.	164,871	10,388,522
Tyler Technologies, Inc. *	61,721	19,977,853

		93,434,355

Specialty Retail 6.0%
Burlington Stores, Inc. *	67,638	14,709,236
O’Reilly Automotive, Inc. *	33,304	13,524,754
Ulta Beauty, Inc. *	25,865	6,929,492

		35,163,482

Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	76,203	8,082,852

Trading Companies & Distributors 1.3%
Watsco, Inc.	43,403	7,548,650

Total Investments (cost $354,857,012) — 96.5%		564,785,406

Other assets in excess of liabilities — 3.5%		20,426,051

NET ASSETS — 100.0%		$585,211,457

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $8,759,748, which was collateralized by $9,309,505 in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 95.2%
	Shares	Value
Airlines 2.0%
Allegiant Travel Co.	133,485	$22,430,819

Auto Components 3.3%
Dorman Products, Inc. *	187,960	13,119,608
Fox Factory Holding Corp. *	373,703	24,597,131

		37,716,739

Banks 2.4%
Pacific Premier Bancorp, Inc.	424,020	12,635,796
Texas Capital Bancshares, Inc. *	272,653	14,985,009

		27,620,805

Biotechnology 0.7%
Ligand Pharmaceuticals, Inc. *	92,455	8,118,474

Building Products 3.7%
AAON, Inc.	355,960	18,666,542
Trex Co., Inc. *	234,257	23,013,408

		41,679,950

Chemicals 3.0%
Balchem Corp.	205,287	22,175,102
Sensient Technologies Corp.	194,752	11,636,432

		33,811,534

Diversified Consumer Services 3.4%
Bright Horizons Family Solutions, Inc. *	233,010	38,150,727

Electronic Equipment, Instruments & Components 3.8%
ePlus, Inc. *	219,010	17,459,477
Novanta, Inc. *	165,366	15,003,657
Rogers Corp. *	86,772	10,217,403

		42,680,537

Food Products 1.9%
J&J Snack Foods Corp.	126,139	20,918,892

Health Care Equipment & Supplies 12.4%
Cantel Medical Corp.	250,059	16,268,838
Globus Medical, Inc., Class A *	332,535	17,384,930
LeMaitre Vascular, Inc.	326,297	11,741,798
Masimo Corp. *	196,416	33,508,570
Neogen Corp. *	297,188	19,991,837
STAAR Surgical Co. *	483,069	16,250,441
Tactile Systems Technology, Inc. *	458,396	25,757,271

		140,903,685

Health Care Providers & Services 4.4%
HealthEquity, Inc. *	263,505	17,407,140
LHC Group, Inc. *	134,733	19,637,335
PetIQ, Inc. *(a)	440,653	13,109,427

		50,153,902

Health Care Technology 5.0%
Omnicell, Inc. *	316,317	25,710,246
Tabula Rasa HealthCare, Inc. *(a)	313,683	18,215,572
Vocera Communications, Inc. *	568,317	12,520,023

		56,445,841

Hotels, Restaurants & Leisure 1.6%
Texas Roadhouse, Inc.	294,693	18,418,313

Insurance 2.8%
Kinsale Capital Group, Inc.	280,693	32,060,754

IT Services 2.9%
Evo Payments, Inc., Class A *	444,535	12,318,065
ExlService Holdings, Inc. *	280,416	20,501,214

		32,819,279

Life Sciences Tools & Services 2.5%
Bio-Techne Corp.	135,980	28,551,721

Machinery 8.0%
Barnes Group, Inc.	239,525	15,130,794
Donaldson Co., Inc.	373,149	19,347,776
ESCO Technologies, Inc.	95,782	9,191,241
Middleby Corp. (The) *	48,653	5,456,921
Proto Labs, Inc. *	154,970	16,039,395
RBC Bearings, Inc. *	165,644	25,759,298

		90,925,425

Common Stocks (continued)
	Shares	Value
Multiline Retail 1.3%
Ollie’s Bargain Outlet Holdings, Inc. *	282,356	$14,976,162

Professional Services 3.0%
Exponent, Inc.	459,089	33,407,907

Road & Rail 1.3%
Marten Transport Ltd.	724,119	15,032,710

Semiconductors & Semiconductor Equipment 3.7%
Inphi Corp. *	293,861	22,321,681
Monolithic Power Systems, Inc.	114,911	19,669,316

		41,990,997

Software 19.6%
Alarm.com Holdings, Inc. *	426,792	18,748,972
Blackbaud, Inc.	231,485	18,132,220
Blackline, Inc. *	308,416	18,865,807
Bottomline Technologies DE, Inc. *	373,703	20,030,481
Descartes Systems Group, Inc. (The) *	479,465	21,484,827
Envestnet, Inc. *	344,594	27,178,129
Fair Isaac Corp. *	95,644	38,485,233
Paycom Software, Inc. *	54,752	17,419,896
Q2 Holdings, Inc. *	215,960	18,829,552
Tyler Technologies, Inc. *	71,802	23,240,871

		222,415,988

Thrifts & Mortgage Finance 0.9%
Axos Financial, Inc. *	348,614	9,820,456

Trading Companies & Distributors 1.6%
SiteOne Landscape Supply, Inc. *	184,772	17,839,737

Total Common Stocks (cost $765,809,106)		1,078,891,354

Short-Term Investment 0.1%
	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	1,422,631	1,422,631

Total Short-Term Investment (cost $1,422,631)		1,422,631

Repurchase Agreements 1.5%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $483,130, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $493,254. (c)	$483,067	483,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $16,140,065, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $16,478,331. (c)	$16,138,008	$16,138,008

Total Repurchase Agreements (cost $16,621,075)		16,621,075

Total Investments (cost $783,852,812) — 96.8%		1,096,935,060

Other assets in excess of liabilities — 3.2%		36,575,989

NET ASSETS — 100.0%		$1,133,511,049

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $18,048,750, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $1,422,631 and $16,621,075, respectively, a total value of $18,043,706.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $18,043,706.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,078,891,354	$–	$–	$1,078,891,354
Repurchase Agreements	–	16,621,075	–	16,621,075
Short-Term Investment	1,422,631	–	–	1,422,631
Total	$1,080,313,985	$16,621,075	$–	$1,096,935,060

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Global Sustainable Equity Fund

Common Stocks 98.1%
	Shares	Value
AUSTRALIA 1.4%
Commercial Services & Supplies 1.4%
Brambles Ltd.	87,318	$726,404

AUSTRIA 0.8%
Banks 0.8%
Erste Group Bank AG *	10,892	400,016

BELGIUM 1.1%
Banks 1.1%
KBC Group NV	8,076	590,874

CHINA 3.3%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd. Reg. S *^¥(a)	2,702,000	0

Insurance 1.5%
Ping An Insurance Group Co. of China Ltd., Class H	68,500	774,951

Internet & Direct Marketing Retail 0.8%
Prosus NV *	6,050	436,010

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	67,000	548,536

		1,759,497

DENMARK 2.1%
Biotechnology 1.0%
Genmab A/S *	2,296	530,883

Pharmaceuticals 1.1%
H Lundbeck A/S	13,466	571,005

		1,101,888

FINLAND 2.3%
Banks 1.2%
Nordea Bank Abp	77,918	613,503

Oil, Gas & Consumable Fuels 1.1%
Neste OYJ	15,465	615,350

		1,228,853

GERMANY 3.3%
Auto Components 1.3%
Continental AG	5,787	661,858

Household Products 1.3%
Henkel AG & Co. KGaA (Preference)	6,985	712,524

Machinery 0.7%
KION Group AG	5,960	375,100

		1,749,482

INDIA 1.5%
Banks 1.5%
Axis Bank Ltd., GDR Reg. S	15,812	806,834

INDONESIA 1.1%
Banks 1.1%
Bank Mandiri Persero Tbk. PT	1,062,500	581,636

JAPAN 10.5%
Diversified Financial Services 0.7%
ORIX Corp.	23,400	395,479

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	16,000	407,370

Entertainment 1.1%
Nintendo Co. Ltd.	1,500	555,578

Household Durables 2.3%
Sony Corp.	17,700	1,244,104

Machinery 1.5%
MINEBEA MITSUMI, Inc.	19,600	381,334

Common Stocks (continued)
	Shares	Value
JAPAN (continued)
Machinery (continued)
Nabtesco Corp.	13,900	$396,722

		778,056

Personal Products 1.6%
Kao Corp.	10,400	831,016

Pharmaceuticals 1.8%
Takeda Pharmaceutical Co. Ltd.	24,659	946,376

Professional Services 0.7%
TechnoPro Holdings, Inc.	5,500	368,789

		5,526,768

MEXICO 0.7%
Construction Materials 0.7%
Cemex SAB de CV, ADR	97,100	392,284

NETHERLANDS 2.2%
Food & Staples Retailing 1.2%
Koninklijke Ahold Delhaize NV	24,185	594,097

Semiconductors & Semiconductor Equipment 1.0%
NXP Semiconductors NV	4,367	553,998

		1,148,095

NORWAY 1.6%
Oil, Gas & Consumable Fuels 1.6%
Equinor ASA	45,186	821,749

SOUTH AFRICA 0.9%
Internet & Direct Marketing Retail 0.9%
Naspers Ltd., Class N	2,819	462,739

SPAIN 0.8%
Biotechnology 0.8%
Grifols SA, ADR	18,000	409,140

SWITZERLAND 4.2%
Health Care Equipment & Supplies 1.1%
Alcon, Inc. *	10,143	599,218

Insurance 2.2%
Zurich Insurance Group AG	2,711	1,126,851

Textiles, Apparel & Luxury Goods 0.9%
Cie Financiere Richemont SA (Registered)	6,647	484,779

		2,210,848

UNITED KINGDOM 10.5%
Chemicals 1.9%
Linde plc	4,950	1,005,494

Electronic Equipment, Instruments & Components 1.4%
Spectris plc	21,176	737,322

Paper & Forest Products 0.8%
Mondi plc	20,921	428,271

Personal Products 1.8%
Unilever NV	16,281	946,911

Pharmaceuticals 1.7%
GlaxoSmithKline plc	38,652	907,553

Software 1.9%
Sage Group plc (The)	104,806	1,018,016

Trading Companies & Distributors 1.0%
Ashtead Group plc	16,334	526,861

		5,570,428

UNITED STATES 49.8%
Airlines 1.7%
Delta Air Lines, Inc.	16,199	902,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value
UNITED STATES (continued)
Banks 1.1%
Wells Fargo & Co.	12,122	$569,007

Biotechnology 2.2%
Incyte Corp. *	5,476	400,131
Ironwood Pharmaceuticals, Inc. *	47,009	567,869
Mirati Therapeutics, Inc. *	2,216	192,415

		1,160,415

Capital Markets 3.4%
Ameriprise Financial, Inc.	3,882	642,122
T. Rowe Price Group, Inc.	8,633	1,152,764

		1,794,886

Chemicals 2.0%
Ecolab, Inc.	5,434	1,065,662

Commercial Services & Supplies 0.9%
MSA Safety, Inc.	3,589	486,668

Entertainment 2.9%
Electronic Arts, Inc. *	6,660	718,747
Walt Disney Co. (The)	5,843	808,146

		1,526,893

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	2,372	724,693

Health Care Equipment & Supplies 1.5%
LivaNova plc *	6,300	428,211
Medtronic plc	3,100	357,864

		786,075

Health Care Providers & Services 2.6%
Laboratory Corp. of America Holdings *	1,625	285,025
UnitedHealth Group, Inc.	4,094	1,115,410

		1,400,435

Household Durables 1.4%
Mohawk Industries, Inc. *	5,651	744,124

Household Products 1.3%
Procter & Gamble Co. (The)	5,417	675,067

Insurance 1.7%
Marsh & McLennan Cos., Inc.	8,223	919,825

Interactive Media & Services 1.2%
Twitter, Inc. *	20,323	660,091

Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc. *	859	1,725,490

IT Services 2.3%
LiveRamp Holdings, Inc. *	8,216	330,612
Visa, Inc., Class A	4,536	902,528

		1,233,140

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A *	2,455	886,059

Machinery 2.1%
AGCO Corp.	9,969	699,226
Gardner Denver Holdings, Inc. *	11,143	393,459

		1,092,685

Media 1.6%
Comcast Corp., Class A	19,533	843,630

Oil, Gas & Consumable Fuels 1.5%
Hess Corp.	14,275	807,537

Pharmaceuticals 2.2%
Elanco Animal Health, Inc. *	20,678	638,950
Eli Lilly & Co.	3,655	510,384

		1,149,334

Semiconductors & Semiconductor Equipment 1.6%
Micron Technology, Inc. *	11,564	613,933

Common Stocks (continued)
	Shares	Value
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp. *	10,753	$248,932

		862,865

Software 3.9%
Microsoft Corp.	10,186	1,733,963
PTC, Inc. *	4,231	351,681

		2,085,644

Specialty Retail 2.8%
TJX Cos., Inc. (The)	20,956	1,237,242
Ulta Beauty, Inc. *	988	264,695

		1,501,937

Technology Hardware, Storage & Peripherals 1.5%
Western Digital Corp.	12,052	789,406

		26,394,500

Total Investments (cost $42,863,071) — 98.1%		51,882,035

Other assets in excess of liabilities — 1.9%		1,005,332

NET ASSETS — 100.0%		$52,887,367

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $0 which represents 0.0% of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$902,932	$–	$–	$902,932
Auto Components	–	661,858	–	661,858
Banks	569,007	2,992,863	–	3,561,870
Biotechnology	1,569,555	530,883	–	2,100,438
Capital Markets	1,794,886	–	–	1,794,886
Chemicals	2,071,155	–	–	2,071,155
Commercial Services & Supplies	486,669	726,404	–	1,213,073
Construction Materials	392,284	–	–	392,284
Diversified Financial Services	–	395,479	–	395,479
Diversified Telecommunication Services	–	407,370	–	407,370
Electronic Equipment, Instruments & Components	–	737,322	–	737,322
Entertainment	1,526,892	555,578	–	2,082,470
Food & Staples Retailing	724,694	594,097	–	1,318,791
Health Care Equipment & Supplies	786,075	599,218	–	1,385,293
Health Care Providers & Services	1,400,435	–	–	1,400,435
Household Durables	744,124	1,244,103	–	1,988,227
Household Products	675,067	712,523	–	1,387,590
Insurance	919,825	1,901,803	–	2,821,628
Interactive Media & Services	660,091	–	–	660,091
Internet & Direct Marketing Retail	1,725,491	898,749	–	2,624,240

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
IT Services	$1,233,140	$–	$–	$1,233,140
Life Sciences Tools & Services	886,059	–	–	886,059
Machinery	1,092,685	1,153,156	–	2,245,841
Media	843,630	–	–	843,630
Oil, Gas & Consumable Fuels	807,537	1,437,100	–	2,244,637
Paper & Forest Products	–	428,272	–	428,272
Personal Products	–	1,777,927	–	1,777,927
Pharmaceuticals	1,149,334	2,424,934	–	3,574,268
Professional Services	–	368,789	–	368,789
Semiconductors & Semiconductor Equipment	1,416,862	–	–	1,416,862
Software	2,085,643	1,018,016	–	3,103,659
Specialty Retail	1,501,937	–	–	1,501,937
Technology Hardware, Storage & Peripherals	789,406	–	–	789,406
Textiles, Apparel & Luxury Goods	–	484,779	–	484,779
Trading Companies & Distributors	–	526,861	–	526,861
Wireless Telecommunication Services	–	548,536	–	548,536
Total Common Stocks	$28,755,415	$23,126,620	$–	$51,882,035
Total Assets	$28,755,415	$23,126,620	$–	$51,882,035

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2020, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Asset-Backed Securities 4.3%
	Principal Amount	Value
Other 4.3%
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026(a)	$6,033,009	$6,092,457
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	3,303,000	3,332,412
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2, Class AT2, 2.32%, 10/15/2052(a)	670,000	674,843

Total Asset-Backed Securities (cost $10,004,906)		10,099,712

Collateralized Mortgage Obligations 0.8%
	Principal Amount	Value
FHLMC REMICS
Series 1684, Class I, 6.50%, 3/15/2024	108,792	115,453
Series 2296, Class H, 6.50%, 3/15/2031	15	16
FNMA REMICS
Series 1993-16, Class Z, 7.50%, 2/25/2023	6,060	6,354
Series 1993-226, Class PK, 6.00%, 12/25/2023	52,045	55,147
Series 2013-59, Class MX, 2.50%, 9/25/2042	1,780,239	1,820,171

Total Collateralized Mortgage Obligations (cost $1,972,472)		1,997,141

Commercial Mortgage-Backed Security 0.1%
	Principal Amount	Value
FNMA REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/2038	151,996	152,361

Total Commercial Mortgage-Backed Security (cost $152,610)		152,361

Foreign Government Security 0.9%
	Principal Amount	Value
UNITED STATES 0.9%
Ukraine Government AID Bond,
1.47%, 9/29/2021	2,000,000	2,000,672

Total Foreign Government Security (cost $2,000,000)		2,000,672

Mortgage-Backed Securities 1.1%
	Principal Amount	Value
FNMA Pool
Pool# 874982
6.81%, 11/1/2025	1,450,134	1,665,635

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA Pool (continued)
Pool# 773298
4.91%, 4/1/2035(b)	$488,241	$504,633
Pool# 745769
4.29%, 7/1/2036(b)	344,968	361,146
Pool# 813605
4.69%, 7/1/2036(b)	122,974	126,956

Total Mortgage-Backed Securities (cost $2,452,850)		2,658,370

U.S. Government Agency Securities 4.8%
	Principal Amount	Value
FFCB, 2.43%, 9/13/2027	3,000,000	3,169,911
FHLB
5.37%, 9/9/2024	2,615,000	3,073,687
3.00%, 3/12/2027	2,000,000	2,183,756
Tennessee Valley Authority, 2.25%, 3/15/2020	3,000,000	3,003,341

Total U.S. Government Agency Securities (cost $10,972,583)		11,430,695

U.S. Treasury Obligations 87.7%
	Principal Amount	Value
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025 (c)	11,300,000	17,385,411
1.75%, 1/15/2028 (c)	4,800,000	6,771,379
3.63%, 4/15/2028 (c)	5,000,000	10,374,669
2.50%, 1/15/2029 (c)	4,750,000	7,024,099
3.88%, 4/15/2029 (c)	3,300,000	7,045,621
2.13%, 2/15/2041 (c)	7,375,000	12,052,647
0.75%, 2/15/2042 (c)	11,750,000	14,770,989
0.63%, 2/15/2043 (c)	15,350,000	18,513,336
0.75%, 2/15/2045 (c)	1,000,000	1,213,479
0.88%, 2/15/2047 (c)	5,000,000	6,144,084
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2021 (c)	10,500,000	11,369,323
0.63%, 7/15/2021 (c)	4,925,000	5,678,015
0.13%, 1/15/2022 (c)(d)	6,000,000	6,834,557
0.50%, 4/15/2024 (c)	19,500,000	20,431,463
0.25%, 1/15/2025 (c)	4,000,000	4,441,823
0.38%, 7/15/2025 (c)	12,000,000	13,473,643
0.63%, 1/15/2026 (c)	9,000,000	10,209,300
0.13%, 7/15/2026 (c)	6,000,000	6,586,119
0.38%, 1/15/2027 (c)	10,250,000	11,317,019
0.38%, 7/15/2027 (c)	9,250,000	10,143,333
0.50%, 1/15/2028 (c)	5,000,000	5,477,670

Total U.S. Treasury Obligations (cost $197,906,171)		207,257,979

Total Investments (cost $225,461,592) — 99.7%		235,596,930

Other assets in excess of liabilities — 0.3%		744,562

NET ASSETS — 100.0%		$236,341,492

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $10,099,712 which represents 4.27% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(c)	Principal amounts are not adjusted for inflation.
(d)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	88	3/2020	USD	12,817,750	276,851
U.S. Treasury Ultra Bond	17	3/2020	USD	3,292,687	112,584

					389,435

Short Contracts
U.S. Treasury 10 Year Note	(60)	3/2020	USD	(7,899,375)	(85,125)
U.S. Treasury Long Bond	(165)	3/2020	USD	(26,982,656)	(765,216)

					(850,341)

					(460,906)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$10,099,712	$–	$10,099,712
Collateralized Mortgage Obligations	–	1,997,141	–	1,997,141
Commercial Mortgage-Backed Security	–	152,361	–	152,361
Foreign Government Security	–	2,000,672	–	2,000,672
Futures Contracts	389,435	–	–	389,435
Mortgage-Backed Securities	–	2,658,370	–	2,658,370
U.S. Government Agency Securities	–	11,430,695	–	11,430,695
U.S. Treasury Obligations	–	207,257,979	–	207,257,979
Total Assets	$389,435	$235,596,930	$–	$235,986,365
Liabilities:
Futures Contracts	$(850,341)	$–	$–	$(850,341)
Total Liabilities	$(850,341)	$–	$–	$(850,341)
Total	$(460,906)	$235,596,930	$–	$235,136,024

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Futures Contracts Interest rate risk	Unrealized appreciation from futures contracts	$389,435
Total		$389,435
Liabilties:
Futures Contracts Interest rate risk	Unrealized depreciation from futures contracts	$(850,341)
Total		$(850,341)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide International Index Fund

Common Stocks 99.3%

	Shares	Value
AUSTRALIA 7.5%
Airlines 0.0%†
Qantas Airways Ltd.	67,163	$285,396

Banks 1.8%
Australia & New Zealand Banking Group Ltd.	253,750	4,307,746
Bendigo & Adelaide Bank Ltd.	46,113	317,717
Commonwealth Bank of Australia	159,046	8,913,341
National Australia Bank Ltd.	261,439	4,452,182
Westpac Banking Corp.	313,426	5,195,574

		23,186,560

Beverages 0.1%
Coca-Cola Amatil Ltd.	47,888	377,589
Treasury Wine Estates Ltd.	64,276	548,748

		926,337

Biotechnology 0.6%
CSL Ltd.	40,791	8,340,536

Capital Markets 0.3%
ASX Ltd.	17,503	986,098
Macquarie Group Ltd.	29,320	2,792,473
Magellan Financial Group Ltd.	11,801	516,823

		4,295,394

Chemicals 0.1%
Incitec Pivot Ltd.	131,056	283,195
Orica Ltd.	35,732	537,778

		820,973

Commercial Services & Supplies 0.1%
Brambles Ltd.	142,349	1,184,210

Construction & Engineering 0.0%†
CIMIC Group Ltd.	8,551	163,882

Construction Materials 0.0%†
Boral Ltd.	103,823	338,721

Diversified Financial Services 0.1%
AMP Ltd.	277,480	333,957
Challenger Ltd.	47,382	277,485

		611,442

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	371,986	937,867
TPG Telecom Ltd.	32,780	162,118

		1,099,985

Electric Utilities 0.0%†
AusNet Services	181,656	212,616

Energy Equipment & Services 0.0%†
Worley Ltd.	28,634	285,737

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	98,757	828,571
Goodman Group	152,135	1,492,029
GPT Group (The)	172,557	684,863
Mirvac Group	344,412	770,744
Scentre Group	492,656	1,256,758
Stockland	216,674	702,926
Vicinity Centres	275,733	463,241

		6,199,132

Food & Staples Retailing 0.3%
Coles Group Ltd.	102,362	1,109,697
Woolworths Group Ltd.	112,553	3,086,359

		4,196,056

Common Stocks (continued)

	Shares	Value
AUSTRALIA (continued)
Gas Utilities 0.1%
APA Group	102,383	$763,268

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	5,041	798,997

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	14,877	774,375
Sonic Healthcare Ltd.	39,123	815,596

		1,589,971

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	52,772	1,246,974
Crown Resorts Ltd.	35,525	275,244
Flight Centre Travel Group Ltd.	6,025	157,510
Tabcorp Holdings Ltd.	176,350	547,058

		2,226,786

Insurance 0.3%
Insurance Australia Group Ltd.	212,679	991,873
Medibank Pvt Ltd.	251,759	512,092
QBE Insurance Group Ltd.	116,982	1,056,777
Suncorp Group Ltd.	115,337	979,178

		3,539,920

Interactive Media & Services 0.0%†
REA Group Ltd.	5,289	396,019

IT Services 0.0%†
Computershare Ltd.	43,467	516,479

Metals & Mining 1.7%
Alumina Ltd.	206,529	298,018
BHP Group Ltd.	264,823	6,819,723
BHP Group plc	191,580	4,196,138
BlueScope Steel Ltd.	45,189	423,286
Fortescue Metals Group Ltd.	123,459	925,053
Newcrest Mining Ltd.	69,791	1,405,058
Rio Tinto Ltd.	33,247	2,165,493
Rio Tinto plc	102,074	5,500,758
South32 Ltd.	460,290	788,504

		22,522,031

Multiline Retail 0.2%
Harvey Norman Holdings Ltd.	36,070	100,558
Wesfarmers Ltd.	103,244	3,066,366

		3,166,924

Multi-Utilities 0.1%
AGL Energy Ltd.	58,755	775,142

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	22,510	509,376
Oil Search Ltd.	120,529	575,227
Origin Energy Ltd.	158,642	856,879
Santos Ltd.	157,328	898,278
Washington H Soul Pattinson & Co. Ltd.	11,597	164,035
Woodside Petroleum Ltd.	85,835	1,964,416

		4,968,211

Professional Services 0.0%†
SEEK Ltd.	31,885	475,760

Real Estate Management & Development 0.0%†
Lendlease Group	49,928	596,358

Road & Rail 0.1%
Aurizon Holdings Ltd.	175,427	623,916

Software 0.0%†
WiseTech Global Ltd.	13,170	214,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
AUSTRALIA (continued)
Transportation Infrastructure 0.2%
Sydney Airport	95,632	$528,040
Transurban Group	247,525	2,563,183

		3,091,223

		98,412,801

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	27,397	1,006,173
Raiffeisen Bank International AG	12,208	278,409

		1,284,582

Electric Utilities 0.0%†
Verbund AG	6,001	316,836

Machinery 0.0%†
ANDRITZ AG	6,555	258,363

Metals & Mining 0.0%† voestalpine AG	10,207	247,874

Oil, Gas & Consumable Fuels 0.1%
OMV AG	13,902	692,606

		2,800,261

BELGIUM 1.0%
Banks 0.1%
KBC Group NV	22,696	1,660,534

Beverages 0.4%
Anheuser-Busch InBev SA/NV	68,816	5,192,008

Biotechnology 0.1%
Galapagos NV*	3,992	892,977

Chemicals 0.1%
Solvay SA	6,573	677,275
Umicore SA	17,366	800,018

		1,477,293

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	7,076	711,038

Diversified Telecommunication Services 0.0%†
Proximus SADP	13,940	396,214

Food & Staples Retailing 0.0%†
Colruyt SA	5,305	265,417

Insurance 0.1%
Ageas	16,225	894,543

Media 0.0%†
Telenet Group Holding NV	4,656	215,794

Pharmaceuticals 0.1%
UCB SA	11,271	1,038,436

		12,744,254

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	33,723	365,446

CHINA 0.4%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	327,600	1,082,945

Beverages 0.0%†
Budweiser Brewing Co. APAC Ltd. Reg. S*(a)	112,300	337,603

Biotechnology 0.0%†
BeiGene Ltd., ADR*	3,420	521,071

Common Stocks (continued)

	Shares	Value
CHINA (continued)
Internet & Direct Marketing Retail 0.3%
Prosus NV*	43,909	$3,164,424

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	158,366	107,006

		5,213,049

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,042	426,956

DENMARK 1.9%
Air Freight & Logistics 0.2%
DSV PANALPINA A/S	19,638	2,136,193

Banks 0.1%
Danske Bank A/S	59,423	992,344

Beverages 0.1%
Carlsberg A/S, Class B	9,494	1,389,238

Biotechnology 0.1%
Genmab A/S*	5,769	1,333,913

Chemicals 0.1%
Chr Hansen Holding A/S	9,240	688,975
Novozymes A/S, Class B	19,683	1,027,366

		1,716,341

Commercial Services & Supplies 0.0%†
ISS A/S	15,223	368,782

Electric Utilities 0.2%
Orsted A/S Reg. S(a)	16,984	1,851,502

Electrical Equipment 0.1%
Vestas Wind Systems A/S	16,909	1,686,162

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	10,447	1,317,147
Demant A/S*	10,859	352,771

		1,669,918

Insurance 0.0%†
Tryg A/S	10,895	330,442

Marine 0.1%
AP Moller - Maersk A/S, Class A	343	386,375
AP Moller - Maersk A/S, Class B	584	699,888

		1,086,263

Pharmaceuticals 0.8%
H Lundbeck A/S	5,521	234,109
Novo Nordisk A/S, Class B	159,211	9,719,118

		9,953,227

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S	9,205	475,718

		24,990,043

FINLAND 1.2%
Auto Components 0.0%†
Nokian Renkaat OYJ	11,788	318,018

Banks 0.2%
Nordea Bank Abp	293,027	2,307,291

Communications Equipment 0.2%
Nokia OYJ	507,489	1,979,544

Diversified Telecommunication Services 0.1%
Elisa OYJ	13,148	790,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
FINLAND (continued)
Electric Utilities 0.1%
Fortum OYJ	40,146	$972,767

Insurance 0.1%
Sampo OYJ, Class A	40,255	1,823,664

Machinery 0.2%
Kone OYJ, Class B	30,711	1,982,986
Metso OYJ	8,768	311,081
Wartsila OYJ Abp	42,969	527,168

		2,821,235

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	38,366	1,526,579

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R(b)	50,658	659,803
UPM-Kymmene OYJ	47,558	1,503,644

		2,163,447

Pharmaceuticals 0.0%†
Orion OYJ, Class B	9,760	461,729

		15,165,249

FRANCE 11.0%
Aerospace & Defense 1.1%
Airbus SE	52,783	7,787,388
Dassault Aviation SA	203	248,038
Safran SA	29,484	4,767,255
Thales SA	9,708	1,070,363

		13,873,044

Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA	15,353	1,785,687
Faurecia SE	6,859	327,491
Valeo SA	21,657	645,188

		2,758,366

Automobiles 0.1%
Peugeot SA	52,937	1,098,701
Renault SA	17,560	682,502

		1,781,203

Banks 0.7%
BNP Paribas SA	100,819	5,360,977
Credit Agricole SA	102,814	1,391,806
Societe Generale SA	72,635	2,349,508

		9,102,291

Beverages 0.3%
Pernod Ricard SA	19,251	3,338,866
Remy Cointreau SA(b)	2,184	232,198

		3,571,064

Building Products 0.1%
Cie de Saint-Gobain	45,414	1,715,300

Capital Markets 0.1%
Amundi SA Reg. S(a)	5,500	448,610
Natixis SA	80,254	339,366

		787,976

Chemicals 0.5%
Air Liquide SA	42,787	6,198,091
Arkema SA	6,503	597,699

		6,795,790

Commercial Services & Supplies 0.1%
Edenred	21,875	1,182,047

Construction & Engineering 0.5%
Bouygues SA	20,311	801,706

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Construction & Engineering (continued)
Eiffage SA	6,995	$811,993
Vinci SA	45,733	5,065,798

		6,679,497

Diversified Financial Services 0.0%†
Eurazeo SE	3,736	268,893
Wendel SA	2,490	332,793

		601,686

Diversified Telecommunication Services 0.2%
Iliad SA(b)	2,207	291,015
Orange SA	177,654	2,520,206

		2,811,221

Electric Utilities 0.1%
Electricite de France SA	52,862	651,869

Electrical Equipment 0.5%
Legrand SA	24,320	1,950,917
Schneider Electric SE	49,447	4,956,712

		6,907,629

Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA	5,574	649,894

Entertainment 0.2%
Bollore SA	81,557	331,936
Ubisoft Entertainment SA*	7,161	546,031
Vivendi SA	76,217	2,087,753

		2,965,720

Equity Real Estate Investment Trusts (REITs) 0.3%
Covivio	4,179	496,650
Gecina SA	4,285	810,553
ICADE	2,477	276,740
Klepierre SA	16,987	578,528
Unibail-Rodamco-Westfield	12,679	1,720,182

		3,882,653

Food & Staples Retailing 0.1%
Carrefour SA	53,821	912,529
Casino Guichard Perrachon SA(b)	4,862	198,017

		1,110,546

Food Products 0.3%
Danone SA	55,420	4,438,155

Health Care Equipment & Supplies 0.0%†
BioMerieux	3,645	361,505

Hotels, Restaurants & Leisure 0.1%
Accor SA	16,576	679,855
Sodexo SA(b)	7,697	805,821

		1,485,676

Household Durables 0.0%†
SEB SA	2,138	275,056

Insurance 0.4%
AXA SA	173,584	4,624,656
CNP Assurances	15,763	284,279
SCOR SE	14,148	602,654

		5,511,589

IT Services 0.2%
Atos SE	8,517	706,777
Capgemini SE	14,558	1,806,412
Worldline SA Reg. S*(a)	9,237	652,003

		3,165,192

Life Sciences Tools & Services 0.0%†
Sartorius Stedim Biotech	2,447	440,847

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Machinery 0.1%
Alstom SA	16,546	$881,568

Media 0.1%
Eutelsat Communications SA	15,743	236,127
JCDecaux SA	7,695	205,804
Publicis Groupe SA	18,982	842,767

		1,284,698

Multi-Utilities 0.4%
Engie SA	165,669	2,851,938
Suez	32,568	534,542
Veolia Environnement SA	49,334	1,458,407

		4,844,887

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	216,514	10,550,882

Personal Products 0.5%
L’Oreal SA	22,696	6,359,692

Pharmaceuticals 0.8%
Ipsen SA	3,462	258,328
Sanofi	101,558	9,794,655

		10,052,983

Professional Services 0.2%
Bureau Veritas SA	27,472	758,423
Teleperformance	5,306	1,333,583

		2,092,006

Software 0.2%
Dassault Systemes SE	11,906	2,066,361

Textiles, Apparel & Luxury Goods 1.6%
EssilorLuxottica SA	25,614	3,809,524
Hermes International	2,819	2,112,999
Kering SA	6,854	4,209,908
LVMH Moet Hennessy Louis Vuitton SE	25,070	10,953,385

		21,085,816

Transportation Infrastructure 0.1%
Aeroports de Paris	2,578	489,705
Getlink SE	38,026	672,266

		1,161,971

		143,886,680

GERMANY 8.5%
Aerospace & Defense 0.1%
MTU Aero Engines AG	4,582	1,395,287

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	88,564	3,101,543

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	21,700	333,115

Auto Components 0.1%
Continental AG	9,812	1,122,197

Automobiles 0.8%
Bayerische Motoren Werke AG	29,535	2,110,757
Bayerische Motoren Werke AG (Preference)	5,317	297,242
Daimler AG (Registered)	82,313	3,814,812
Porsche Automobil Holding SE (Preference)	13,836	938,335
Volkswagen AG	2,859	525,288
Volkswagen AG (Preference)	16,910	3,044,486

		10,730,920

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Banks 0.0%†
Commerzbank AG	85,035	$489,512

Capital Markets 0.3%
Deutsche Bank AG (Registered)	175,734	1,612,898
Deutsche Boerse AG	17,335	2,827,231

		4,440,129

Chemicals 0.7%
BASF SE	82,472	5,595,388
Covestro AG Reg. S(a)	15,217	643,738
Evonik Industries AG	17,824	490,554
Fuchs Petrolub SE (Preference)	6,531	290,191
LANXESS AG	7,441	448,159
Symrise AG	11,612	1,196,222

		8,664,252

Construction & Engineering 0.0%†
Hochtief AG	2,000	231,414

Construction Materials 0.1%
HeidelbergCement AG	13,523	919,045

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	301,049	4,877,447
Telefonica Deutschland Holding AG	85,329	258,181
United Internet AG (Registered)	9,042	293,541

		5,429,169

Food & Staples Retailing 0.0%†
METRO AG	18,069	252,716

Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG	3,849	471,915
Sartorius AG (Preference)	3,337	778,588
Siemens Healthineers AG Reg. S(a)	12,878	607,555

		1,858,058

Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	19,436	1,504,219
Fresenius SE & Co. KGaA	38,262	1,960,142

		3,464,361

Hotels, Restaurants & Leisure 0.0%†
TUI AG	39,770	406,673

Household Products 0.2%
Henkel AG & Co. KGaA	9,226	856,031
Henkel AG & Co. KGaA (Preference)	16,138	1,646,199

		2,502,230

Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	17,515	574,796

Industrial Conglomerates 0.7%
Siemens AG (Registered)*	68,788	8,518,755

Insurance 1.1%
Allianz SE (Registered)	38,330	9,188,247
Hannover Rueck SE	5,379	1,047,767
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,998	3,835,417

		14,071,431

Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(a)	9,818	757,933
Zalando SE Reg. S*(a)	11,984	576,638

		1,334,571

IT Services 0.1%
Wirecard AG(b)	10,666	1,577,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Machinery 0.1%
GEA Group AG	14,620	$438,811
KION Group AG	5,455	343,318
Knorr-Bremse AG	4,624	505,407

		1,287,536

Metals & Mining 0.0%† thyssenkrupp AG	38,562	477,096

Multi-Utilities 0.3%
E.ON SE	202,127	2,296,766
RWE AG	51,772	1,800,800

		4,097,566

Personal Products 0.1%
Beiersdorf AG	8,867	1,007,300

Pharmaceuticals 0.6%
Bayer AG (Registered)	83,786	6,765,608
Merck KGaA	11,951	1,537,104

		8,302,712

Real Estate Management & Development 0.4%
Aroundtown SA	76,767	727,110
Deutsche Wohnen SE	31,846	1,349,841
Vonovia SE	47,107	2,691,380

		4,768,331

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	113,068	2,451,110

Software 0.9%
SAP SE	88,646	11,600,479

Textiles, Apparel & Luxury Goods 0.4% adidas AG	16,237	5,139,709
Puma SE	7,859	631,400

		5,771,109

Trading Companies & Distributors 0.1%
Brenntag AG	13,703	712,454

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,070	303,846

		112,197,349

HONG KONG 2.8%
Banks 0.1%
Bank of East Asia Ltd. (The)	130,350	281,023
Hang Seng Bank Ltd.	68,900	1,391,936

		1,672,959

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	108,100	3,561,531

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	355,420	530,398
PCCW Ltd.	336,000	198,424

		728,822

Electric Utilities 0.2%
CK Infrastructure Holdings Ltd.	59,500	414,013
CLP Holdings Ltd.	148,000	1,537,421
HK Electric Investments & HK Electric Investments Ltd. Reg. S	211,500	210,759
Power Assets Holdings Ltd.	122,300	881,146

		3,043,339

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	187,551	1,890,987

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	35,400	181,271

Common Stocks (continued)

	Shares	Value
HONG KONG (continued)
Food Products 0.1%
Vitasoy International Holdings Ltd.(b)	72,000	$258,875
WH Group Ltd. Reg. S(a)	831,000	787,321

		1,046,196

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	926,831	1,773,485

Hotels, Restaurants & Leisure 0.0%†
Melco Resorts & Entertainment Ltd., ADR	19,790	399,164

Industrial Conglomerates 0.2%
Jardine Matheson Holdings Ltd.	19,700	1,080,151
Jardine Matheson Holdings Ltd.	400	22,281
Jardine Strategic Holdings Ltd.	17,700	542,151
Jardine Strategic Holdings Ltd.	1,700	51,825
NWS Holdings Ltd.	151,645	194,753

		1,891,161

Insurance 0.8%
AIA Group Ltd.	1,090,400	10,750,255

Machinery 0.1%
Techtronic Industries Co. Ltd.	122,500	971,003

Real Estate Management & Development 0.6%
CK Asset Holdings Ltd.	234,886	1,500,448
Hang Lung Properties Ltd.	184,000	383,390
Henderson Land Development Co. Ltd.	136,352	610,846
Hongkong Land Holdings Ltd.	92,500	492,100
Hongkong Land Holdings Ltd.	8,700	45,936
Kerry Properties Ltd.	61,000	169,559
New World Development Co. Ltd.	546,829	681,846
Sino Land Co. Ltd.	290,200	394,750
Sun Hung Kai Properties Ltd.	142,200	1,971,076
Swire Pacific Ltd., Class A	46,500	407,253
Swire Properties Ltd.	104,400	322,687
Wharf Real Estate Investment Co. Ltd.	116,270	597,586
Wheelock & Co. Ltd.	71,000	432,647

		8,010,124

Road & Rail 0.1%
MTR Corp. Ltd.	136,214	762,885

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	26,900	362,993

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	63,000	174,274

		37,220,449

IRELAND 0.6%
Banks 0.0%†
AIB Group plc	80,348	235,991
Bank of Ireland Group plc	80,619	393,430

		629,421

Building Products 0.1%
Kingspan Group plc	13,628	840,032

Construction Materials 0.2%
CRH plc	71,893	2,707,532

Containers & Packaging 0.1%
Smurfit Kappa Group plc	21,037	728,717

Food Products 0.1%
Kerry Group plc, Class A	14,365	1,843,456

Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc	6,819	775,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
IRELAND (continued)
Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	10,986	$621,918

		8,146,528

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,177	333,124

Banks 0.2%
Bank Hapoalim BM	99,545	854,393
Bank Leumi Le-Israel BM	130,817	941,997
Israel Discount Bank Ltd., Class A	111,305	506,480
Mizrahi Tefahot Bank Ltd.	11,747	320,209

		2,623,079

Chemicals 0.0%†
Israel Chemicals Ltd.	57,452	241,682

IT Services 0.1%
Wix.com Ltd.*	4,145	591,450

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR*	104,190	1,083,576

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	4,017	296,530

Software 0.2%
Check Point Software Technologies Ltd.*	10,953	1,252,037
Nice Ltd.*	5,476	942,926

		2,194,963

		7,364,404

ITALY 2.1%
Aerospace & Defense 0.0%†
Leonardo SpA	37,717	467,126

Auto Components 0.0%†
Pirelli & C SpA Reg. S(a)	39,668	191,634

Automobiles 0.1%
Ferrari NV	10,834	1,830,122

Banks 0.5%
FinecoBank Banca Fineco SpA	51,200	599,361
Intesa Sanpaolo SpA	1,346,059	3,345,761
Mediobanca Banca di Credito Finanziario SpA(b)	58,006	578,713
UniCredit SpA	181,259	2,422,922

		6,946,757

Beverages 0.0%†
Davide Campari-Milano SpA	53,307	515,789

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,297,376	691,160

Electric Utilities 0.6%
Enel SpA	737,751	6,428,743
Terna Rete Elettrica Nazionale SpA	125,259	874,787

		7,303,530

Electrical Equipment 0.0%†
Prysmian SpA	21,810	483,103

Gas Utilities 0.1%
Snam SpA	185,691	996,381

Insurance 0.2%
Assicurazioni Generali SpA	97,366	1,898,211

Common Stocks (continued)

	Shares	Value
ITALY (continued)
Insurance (continued)
Poste Italiane SpA Reg. S(a)	47,782	$546,640

		2,444,851

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	228,938	3,211,081

Pharmaceuticals 0.0%†
Recordati SpA	9,593	410,891

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	15,602	673,716

Transportation Infrastructure 0.1%
Atlantia SpA	45,388	1,115,743

		27,281,884

JAPAN 24.2%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	13,800	292,757
Yamato Holdings Co. Ltd.	29,100	466,479

		759,236

Airlines 0.1%
ANA Holdings, Inc.	9,400	293,569
Japan Airlines Co. Ltd.	11,074	313,068

		606,637

Auto Components 0.5%
Aisin Seiki Co. Ltd.	15,300	506,811
Bridgestone Corp.	51,100	1,805,693
Denso Corp.	39,400	1,599,057
Koito Manufacturing Co. Ltd.	9,100	392,138
NGK Spark Plug Co. Ltd.	13,700	238,687
Stanley Electric Co. Ltd.	12,400	317,818
Sumitomo Electric Industries Ltd.	68,200	901,584
Sumitomo Rubber Industries Ltd.	14,100	154,217
Toyoda Gosei Co. Ltd.	6,700	151,245
Toyota Industries Corp.	12,900	696,143
Yokohama Rubber Co. Ltd. (The)	11,300	190,826

		6,954,219

Automobiles 1.8%
Honda Motor Co. Ltd.	146,000	3,728,703
Isuzu Motors Ltd.	51,700	505,866
Mazda Motor Corp.	52,160	434,217
Mitsubishi Motors Corp.	60,099	221,707
Nissan Motor Co. Ltd.	208,000	1,129,199
Subaru Corp.	54,600	1,361,578
Suzuki Motor Corp.	33,700	1,529,938
Toyota Motor Corp.	205,220	14,238,742
Yamaha Motor Co. Ltd.	26,000	477,930

		23,627,880

Banks 1.3%
Aozora Bank Ltd.	10,200	274,082
Bank of Kyoto Ltd. (The)	5,300	210,250
Chiba Bank Ltd. (The)	52,700	284,253
Concordia Financial Group Ltd.	98,700	369,305
Fukuoka Financial Group, Inc.	16,720	287,416
Japan Post Bank Co. Ltd.	37,800	347,469
Mebuki Financial Group, Inc.	80,630	178,271
Mitsubishi UFJ Financial Group, Inc.	1,112,384	5,690,865
Mizuho Financial Group, Inc.	2,181,019	3,216,283
Resona Holdings, Inc.	184,401	756,603
Seven Bank Ltd.	37,000	110,770
Shinsei Bank Ltd.	16,800	255,894
Shizuoka Bank Ltd. (The)	44,100	308,227
Sumitomo Mitsui Financial Group, Inc.	119,405	4,184,322

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Banks (continued)
Sumitomo Mitsui Trust Holdings, Inc.	30,376	$1,115,210

		17,589,220

Beverages 0.3%
Asahi Group Holdings Ltd.	32,400	1,505,490
Coca-Cola Bottlers Japan Holdings, Inc.	11,800	310,807
Kirin Holdings Co. Ltd.	74,300	1,620,898
Suntory Beverage & Food Ltd.	12,300	520,851

		3,958,046

Biotechnology 0.0%†
PeptiDream, Inc.*	8,900	423,104

Building Products 0.4%
AGC, Inc.	17,020	570,760
Daikin Industries Ltd.	22,200	3,124,036
LIXIL Group Corp.	24,100	399,695
TOTO Ltd.	12,100	489,585

		4,584,076

Capital Markets 0.3%
Daiwa Securities Group, Inc.	132,800	672,753
Japan Exchange Group, Inc.	45,500	816,650
Nomura Holdings, Inc.	299,100	1,532,828
SBI Holdings, Inc.	20,770	481,740

		3,503,971

Chemicals 1.0%
Air Water, Inc.	13,400	186,289
Asahi Kasei Corp.	114,800	1,171,814
Daicel Corp.	22,800	215,095
Hitachi Chemical Co. Ltd.	9,700	406,226
JSR Corp.	16,800	297,629
Kansai Paint Co. Ltd.	15,200	364,092
Kuraray Co. Ltd.	26,200	314,498
Mitsubishi Chemical Holdings Corp.	114,800	826,442
Mitsubishi Gas Chemical Co., Inc.	14,500	218,582
Mitsui Chemicals, Inc.	16,820	367,930
Nippon Paint Holdings Co. Ltd.	13,300	635,839
Nissan Chemical Corp.	11,200	459,267
Nitto Denko Corp.	14,910	822,504
Shin-Etsu Chemical Co. Ltd.	32,600	3,710,639
Showa Denko KK	12,600	302,365
Sumitomo Chemical Co. Ltd.	139,000	590,525
Taiyo Nippon Sanso Corp.	10,800	236,649
Teijin Ltd.	14,160	252,961
Toray Industries, Inc.	123,700	820,720
Tosoh Corp.	24,900	349,578

		12,549,644

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	22,050	609,896
Park24 Co. Ltd.	9,900	251,643
Secom Co. Ltd.	18,800	1,655,289
Sohgo Security Services Co. Ltd.	6,400	333,113
Toppan Printing Co. Ltd.	25,000	497,266

		3,347,207

Construction & Engineering 0.2%
JGC Holdings Corp.	18,900	272,028
Kajima Corp.	41,200	522,283
Obayashi Corp.	61,000	666,691
Shimizu Corp.	53,300	545,082
Taisei Corp.	18,500	734,498

		2,740,582

Construction Materials 0.0%†
Taiheiyo Cement Corp.	10,700	286,683

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Consumer Finance 0.0%†
Acom Co. Ltd.	38,600	$180,638
AEON Financial Service Co. Ltd.	9,600	149,657
Credit Saison Co. Ltd.	13,000	208,635

		538,930

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	9,900	168,451

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	6,900	189,224

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	37,300	234,048
ORIX Corp.	120,500	2,036,548
Tokyo Century Corp.	4,500	227,945

		2,498,541

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	116,616	2,969,113

Electric Utilities 0.2%
Chubu Electric Power Co., Inc.	56,900	773,111
Chugoku Electric Power Co., Inc. (The)	28,100	370,901
Kansai Electric Power Co., Inc. (The)	61,700	691,480
Kyushu Electric Power Co., Inc.	34,400	281,195
Tohoku Electric Power Co., Inc.	36,200	338,289
Tokyo Electric Power Co. Holdings, Inc.*	140,400	555,167

		3,010,143

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	12,240	357,026
Mitsubishi Electric Corp.	163,800	2,260,267
Nidec Corp.	20,300	2,569,824

		5,187,117

Electronic Equipment, Instruments & Components 1.4%
Alps Alpine Co. Ltd.	17,300	308,618
Hamamatsu Photonics KK	13,100	556,445
Hirose Electric Co. Ltd.	2,765	343,746
Hitachi High-Technologies Corp.	6,100	438,313
Hitachi Ltd.	86,960	3,320,782
Keyence Corp.	16,472	5,584,924
Kyocera Corp.	29,200	1,916,214
Murata Manufacturing Co. Ltd.	51,200	2,925,170
Omron Corp.	17,400	997,714
Shimadzu Corp.	20,700	579,399
TDK Corp.	11,700	1,240,251
Yokogawa Electric Corp.	21,300	369,757

		18,581,333

Entertainment 0.4%
Konami Holdings Corp.	8,800	344,490
Nexon Co. Ltd.*	42,200	567,362
Nintendo Co. Ltd.	10,000	3,703,856
Square Enix Holdings Co. Ltd.	8,500	421,035
Toho Co. Ltd.	11,100	409,076

		5,445,819

Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT Investment Corp.	173	461,677
Japan Prime Realty Investment Corp.	75	347,133
Japan Real Estate Investment Corp.	121	881,226
Japan Retail Fund Investment Corp.	231	494,088
Nippon Building Fund, Inc.	117	945,689
Nippon Prologis REIT, Inc.	159	455,738
Nomura Real Estate Master Fund, Inc.	360	633,239
Orix JREIT, Inc.	241	508,593

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
United Urban Investment Corp.	260	$466,134

		5,193,517

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	59,200	1,209,187
FamilyMart Co. Ltd.	21,900	476,810
Lawson, Inc.	4,600	265,100
Seven & i Holdings Co. Ltd.	68,300	2,618,601
Sundrug Co. Ltd.	6,000	202,853
Tsuruha Holdings, Inc.	3,100	379,638
Welcia Holdings Co. Ltd.	3,700	204,391

		5,356,580

Food Products 0.3%
Ajinomoto Co., Inc.	40,100	660,931
Calbee, Inc.	6,800	222,121
Kikkoman Corp.	13,500	652,329
MEIJI Holdings Co. Ltd.	9,798	687,823
NH Foods Ltd.	6,900	303,839
Nisshin Seifun Group, Inc.	19,952	339,965
Nissin Foods Holdings Co. Ltd.	5,900	444,258
Toyo Suisan Kaisha Ltd.	7,700	322,629
Yakult Honsha Co. Ltd.	10,400	523,261
Yamazaki Baking Co. Ltd.	8,300	158,106

		4,315,262

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	32,480	546,718
Toho Gas Co. Ltd.	7,200	277,301
Tokyo Gas Co. Ltd.	34,580	757,999

		1,582,018

Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd.	18,200	511,259
Hoya Corp.	34,600	3,325,901
Olympus Corp.	103,100	1,659,573
Sysmex Corp.	15,000	1,072,865
Terumo Corp.	57,600	2,055,962

		8,625,560

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	18,100	365,137
Medipal Holdings Corp.	16,200	343,925
Suzuken Co. Ltd.	7,180	274,739

		983,801

Health Care Technology 0.1%
M3, Inc.	39,900	1,169,305

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	5,824	277,090
Oriental Land Co. Ltd.	17,900	2,336,961

		2,614,051

Household Durables 1.0%
Casio Computer Co. Ltd.	15,800	292,455
Iida Group Holdings Co. Ltd.	12,400	208,978
Nikon Corp.	30,800	371,042
Panasonic Corp.	201,202	2,000,345
Rinnai Corp.	2,600	185,680
Sekisui Chemical Co. Ltd.	32,100	532,610
Sekisui House Ltd.	57,200	1,232,921
Sharp Corp.	19,700	267,732
Sony Corp.	114,400	8,040,984

		13,132,747

Household Products 0.2%
Lion Corp.	20,700	394,836
Pigeon Corp.	10,800	378,356

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Household Products (continued)
Unicharm Corp.	37,100	$1,268,428

		2,041,620

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	13,000	292,689

Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.	8,500	384,519
Toshiba Corp.	45,370	1,443,091

		1,827,610

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	96,300	1,424,460
Japan Post Holdings Co. Ltd.	138,900	1,261,960
Japan Post Insurance Co. Ltd.	20,700	349,350
MS&AD Insurance Group Holdings, Inc.	41,955	1,388,026
Sompo Holdings, Inc.	30,425	1,135,086
Sony Financial Holdings, Inc.	14,500	332,969
T&D Holdings, Inc.	51,100	540,294
Tokio Marine Holdings, Inc.	57,700	3,123,761

		9,555,906

Interactive Media & Services 0.1%
Kakaku.com, Inc.	11,900	312,184
LINE Corp.*	5,700	281,921
Z Holdings Corp.	235,000	922,876

		1,516,981

Internet & Direct Marketing Retail 0.1%
Mercari, Inc.*(b)	7,100	124,714
Rakuten, Inc.	76,200	590,976
ZOZO, Inc.	10,700	178,474

		894,164

IT Services 0.5%
Fujitsu Ltd.	17,410	1,847,692
GMO Payment Gateway, Inc.	3,900	253,586
Itochu Techno-Solutions Corp.	9,200	271,788
NEC Corp.	21,900	980,075
Nomura Research Institute Ltd.	31,654	701,296
NTT Data Corp.	58,300	818,008
Obic Co. Ltd.	5,800	794,010
Otsuka Corp.	9,700	379,439

		6,045,894

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	18,149	1,056,080
Sankyo Co. Ltd.	3,500	117,427
Sega Sammy Holdings, Inc.	13,600	188,025
Shimano, Inc.	6,700	1,026,337
Yamaha Corp.	13,000	655,944

		3,043,813

Machinery 1.3%
Amada Holdings Co. Ltd.	28,100	292,637
Daifuku Co. Ltd.	9,300	560,535
FANUC Corp.	17,300	3,147,401
Hino Motors Ltd.	27,500	255,692
Hitachi Construction Machinery Co. Ltd.	9,400	249,908
Hoshizaki Corp.	5,000	459,327
IHI Corp.	11,700	276,815
JTEKT Corp.	16,600	175,030
Kawasaki Heavy Industries Ltd.	14,320	280,707
Komatsu Ltd.	84,700	1,861,059
Kubota Corp.	96,000	1,488,429
Kurita Water Industries Ltd.	9,400	273,544
Makita Corp.	19,600	743,653
MINEBEA MITSUMI, Inc.	31,900	620,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Machinery (continued)
MISUMI Group, Inc.	24,800	$615,066
Mitsubishi Heavy Industries Ltd.	28,920	1,048,443
Nabtesco Corp.	9,900	282,558
NGK Insulators Ltd.	24,200	404,424
NSK Ltd.	33,500	276,811
SMC Corp.	5,100	2,206,686
Sumitomo Heavy Industries Ltd.	10,900	283,113
THK Co. Ltd.	10,600	264,094
Yaskawa Electric Corp.	21,600	742,790

		16,809,362

Marine 0.0%†
Mitsui OSK Lines Ltd.	10,000	239,661
Nippon Yusen KK	15,140	240,642

		480,303

Media 0.1%
CyberAgent, Inc.	9,100	363,309
Dentsu Group, Inc.	18,961	628,008
Hakuhodo DY Holdings, Inc.	22,100	313,038

		1,304,355

Metals & Mining 0.2%
Hitachi Metals Ltd.	15,900	246,991
JFE Holdings, Inc.	46,800	549,217
Maruichi Steel Tube Ltd.	5,800	160,048
Mitsubishi Materials Corp.	9,400	235,551
Nippon Steel Corp.	71,906	991,821
Sumitomo Metal Mining Co. Ltd.	22,000	625,470

		2,809,098

Multiline Retail 0.2%
Isetan Mitsukoshi Holdings Ltd.	29,378	229,097
J Front Retailing Co. Ltd.	22,600	271,821
Marui Group Co. Ltd.	16,900	389,029
Pan Pacific International Holdings Corp.	41,600	670,831
Ryohin Keikaku Co. Ltd.	22,000	367,908

		1,928,686

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	18,044	450,260
Inpex Corp.	90,200	844,772
JXTG Holdings, Inc.	291,217	1,242,780

		2,537,812

Paper & Forest Products 0.0%†
Oji Holdings Corp.	83,200	420,091

Personal Products 0.5%
Kao Corp.	43,500	3,475,884
Kobayashi Pharmaceutical Co. Ltd.	4,100	331,371
Kose Corp.	3,200	427,479
Pola Orbis Holdings, Inc.	6,700	146,061
Shiseido Co. Ltd.	36,400	2,352,261

		6,733,056

Pharmaceuticals 1.6%
Astellas Pharma, Inc.	170,500	3,020,932
Chugai Pharmaceutical Co. Ltd.	20,300	2,077,646
Daiichi Sankyo Co. Ltd.	50,600	3,427,372
Eisai Co. Ltd.	22,800	1,695,288
Hisamitsu Pharmaceutical Co., Inc.	5,300	266,964
Kyowa Kirin Co. Ltd.	20,700	486,276
Nippon Shinyaku Co. Ltd.	4,200	375,354
Ono Pharmaceutical Co. Ltd.	33,700	776,318
Otsuka Holdings Co. Ltd.	34,800	1,539,329
Santen Pharmaceutical Co. Ltd.	31,500	589,028
Shionogi & Co. Ltd.	24,500	1,456,467

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Pharmaceuticals (continued)
Sumitomo Dainippon Pharma Co. Ltd.	12,000	$205,424
Taisho Pharmaceutical Holdings Co. Ltd.	3,270	230,998
Takeda Pharmaceutical Co. Ltd.	133,997	5,142,608

		21,290,004

Professional Services 0.4%
Persol Holdings Co. Ltd.	16,700	299,093
Recruit Holdings Co. Ltd.	122,300	4,783,179

		5,082,272

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	11,250	187,151
Daito Trust Construction Co. Ltd.	6,200	730,197
Daiwa House Industry Co. Ltd.	50,900	1,601,391
Hulic Co. Ltd.	26,500	321,356
Mitsubishi Estate Co. Ltd.	108,000	2,115,499
Mitsui Fudosan Co. Ltd.	81,600	2,156,389
Nomura Real Estate Holdings, Inc.	10,200	251,347
Sumitomo Realty & Development Co. Ltd.	30,000	1,105,914
Tokyu Fudosan Holdings Corp.	58,600	413,728

		8,882,972

Road & Rail 1.0%
Central Japan Railway Co.	12,900	2,524,320
East Japan Railway Co.	27,590	2,441,249
Hankyu Hanshin Holdings, Inc.	20,100	816,647
Keikyu Corp.	18,400	338,498
Keio Corp.	8,880	506,297
Keisei Electric Railway Co. Ltd.	11,800	426,294
Kintetsu Group Holdings Co. Ltd.	15,350	808,182
Kyushu Railway Co.	14,700	481,276
Nagoya Railroad Co. Ltd.	16,600	487,244
Nippon Express Co. Ltd.	6,450	335,506
Odakyu Electric Railway Co. Ltd.	27,250	603,556
Seibu Holdings, Inc.	17,500	273,907
Tobu Railway Co. Ltd.	17,100	604,388
Tokyu Corp.	44,050	775,365
West Japan Railway Co.	15,100	1,272,603

		12,695,332

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	17,700	932,988
Disco Corp.	2,300	532,379
Renesas Electronics Corp.*	71,200	451,580
Rohm Co. Ltd.	8,500	612,338
SUMCO Corp.	24,300	374,294
Tokyo Electron Ltd.	14,100	3,096,301

		5,999,880

Software 0.1%
Oracle Corp. Japan	3,200	277,423
Trend Micro, Inc.	11,900	623,235

		900,658

Specialty Retail 0.4%
ABC-Mart, Inc.	2,400	154,452
Fast Retailing Co. Ltd.	5,300	2,838,802
Hikari Tsushin, Inc.	1,900	468,567
Nitori Holdings Co. Ltd.	7,300	1,137,813
Shimamura Co. Ltd.	1,600	120,181
USS Co. Ltd.	20,400	371,191
Yamada Denki Co. Ltd.	50,400	253,564

		5,344,570

Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd.	20,300	392,511
Canon, Inc.	90,300	2,379,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Technology Hardware, Storage & Peripherals (continued)
FUJIFILM Holdings Corp.	32,800	$1,622,277
Konica Minolta, Inc.	43,100	266,869
Ricoh Co. Ltd.	62,000	701,419
Seiko Epson Corp.	23,700	346,893

		5,709,411

Tobacco 0.2%
Japan Tobacco, Inc.	108,700	2,300,150

Trading Companies & Distributors 0.9%
ITOCHU Corp.	120,500	2,811,547
Marubeni Corp.	140,700	1,009,833
Mitsubishi Corp.	121,500	3,118,899
Mitsui & Co. Ltd.	149,500	2,661,559
MonotaRO Co. Ltd.	9,900	239,955
Sumitomo Corp.	109,400	1,630,942
Toyota Tsusho Corp.	19,400	665,830

		12,138,565

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	4,800	220,195
Kamigumi Co. Ltd.	9,600	204,783

		424,978

Wireless Telecommunication Services 1.2%
KDDI Corp.	160,200	4,773,382
NTT DOCOMO, Inc.	121,000	3,462,994
Softbank Corp.	153,300	2,105,193
SoftBank Group Corp.	141,000	5,708,943

		16,050,512

		317,552,761

LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%†
Tenaris SA	44,355	459,023

Life Sciences Tools & Services 0.1%
Eurofins Scientific SE(b)	1,055	568,393

Media 0.0%†
SES SA, FDR	34,353	422,501

Metals & Mining 0.1%
ArcelorMittal SA	59,963	885,310

		2,335,227

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	197,000	1,285,572
Sands China Ltd.	221,100	1,068,197
SJM Holdings Ltd.	177,000	197,027
Wynn Macau Ltd.	143,600	297,799

		2,848,595

MALTA 0.0%†
Capital Markets 0.0%†
BGP Holdings plc*^¥	1,554,139	0

NETHERLANDS 4.5%
Banks 0.3%
ABN AMRO Bank NV, CVA Reg. S(a)	37,468	651,400
ING Groep NV	351,504	3,815,070

		4,466,470

Beverages 0.3%
Heineken Holding NV	10,492	1,032,463
Heineken NV	23,404	2,547,354

		3,579,817

Common Stocks (continued)

	Shares	Value
NETHERLANDS (continued)
Chemicals 0.3%
Akzo Nobel NV	20,265	$1,912,611
Koninklijke DSM NV	16,632	2,033,570

		3,946,181

Diversified Financial Services 0.0%†
EXOR NV	9,836	725,453

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	321,415	902,365

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	106,299	2,611,203

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	81,901	3,749,063

Insurance 0.1%
Aegon NV	158,469	643,895
NN Group NV	27,684	962,251

		1,606,146

IT Services 0.1%
Adyen NV Reg. S*(a)	913	838,915

Media 0.0%†
Altice Europe NV*	62,076	399,446

Oil, Gas & Consumable Fuels 1.5%
Koninklijke Vopak NV	6,967	373,153
Royal Dutch Shell plc, Class A	385,893	10,150,042
Royal Dutch Shell plc, Class B	336,522	8,860,617

		19,383,812

Professional Services 0.2%
Randstad NV	10,369	595,234
Wolters Kluwer NV	25,504	1,917,247

		2,512,481

Semiconductors & Semiconductor Equipment 1.1%
ASML Holding NV	38,344	10,753,777
NXP Semiconductors NV	25,112	3,185,708

		13,939,485

		58,660,837

NEW ZEALAND 0.3%
Construction Materials 0.0%†
Fletcher Building Ltd.	80,227	285,343

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	175,830	528,065

Electric Utilities 0.0%†
Mercury NZ Ltd.	47,557	160,172

Food Products 0.1% a2 Milk Co. Ltd.*	69,521	662,827

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	50,914	763,556

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	34,475	363,172

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	121,902	418,607

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	89,442	499,423

		3,681,165

NORWAY 0.6%
Banks 0.1%
DNB ASA	87,639	1,529,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
NORWAY (continued)
Chemicals 0.1%
Yara International ASA	16,618	$605,441

Diversified Telecommunication Services 0.1%
Telenor ASA	64,414	1,166,369

Food Products 0.1%
Mowi ASA	40,252	960,675
Orkla ASA	67,227	653,185

		1,613,860

Insurance 0.0%†
Gjensidige Forsikring ASA(b)	16,012	347,888

Media 0.0%†
Schibsted ASA, Class B	8,471	240,672

Metals & Mining 0.0%†
Norsk Hydro ASA	123,820	389,704

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	9,479	268,297
Equinor ASA	88,169	1,603,435

		1,871,732

		7,764,859

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	231,286	1,160,402

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	22,323	383,582

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	43,072	651,167

		2,195,151

RUSSIA 0.0%†
Metals & Mining 0.0%†
Evraz plc	48,296	223,067

SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	141,200	419,179

Airlines 0.0%†
Singapore Airlines Ltd.	48,913	304,657

Banks 0.6%
DBS Group Holdings Ltd.	163,150	2,993,276
Oversea-Chinese Banking Corp. Ltd.	296,289	2,323,434
United Overseas Bank Ltd.	113,562	2,106,673

		7,423,383

Capital Markets 0.0%†
Singapore Exchange Ltd.	66,400	418,261

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	8,726	185,110

Diversified Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	742,503	1,795,684

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	24,800	293,039

Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT	266,655	612,450
CapitaLand Commercial Trust	259,886	389,500
CapitaLand Mall Trust	241,700	443,786
Mapletree Commercial Trust	185,300	318,082

Common Stocks (continued)

	Shares	Value
SINGAPORE (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Suntec REIT	162,300	$217,259

		1,981,077

Food Products 0.1%
Wilmar International Ltd.	174,758	492,798

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore Ltd.	569,417	356,978

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	128,200	624,670
Sembcorp Industries Ltd.	64,143	98,790

		723,460

Media 0.0%†
Singapore Press Holdings Ltd.	135,400	198,071

Real Estate Management & Development 0.1%
CapitaLand Ltd.	226,845	597,252
City Developments Ltd.	43,499	331,305
UOL Group Ltd.	44,213	256,775

		1,185,332

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	199,720	315,084

Transportation Infrastructure 0.0%†
SATS Ltd.	57,200	188,730

		16,280,843

SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc	92,629	2,427,067

SPAIN 2.8%
Banks 0.8%
Banco Bilbao Vizcaya Argentaria SA	603,524	3,119,266
Banco de Sabadell SA	495,674	446,732
Banco Santander SA	1,500,383	5,930,515
Bankia SA	107,396	195,168
Bankinter SA	65,090	421,952
CaixaBank SA	325,869	952,005

		11,065,638

Biotechnology 0.1%
Grifols SA	26,615	894,054

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	22,788	755,695
Ferrovial SA	44,835	1,423,021

		2,178,716

Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg. S(a)	22,356	1,111,605
Telefonica SA	420,426	2,845,462

		3,957,067

Electric Utilities 0.6%
Endesa SA	28,311	776,807
Iberdrola SA	558,382	6,106,802
Red Electrica Corp. SA	38,754	774,489

		7,658,098

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA	19,880	316,714

Gas Utilities 0.1%
Enagas SA	21,065	567,567
Naturgy Energy Group SA	26,248	692,430

		1,259,997

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
SPAIN (continued)
Insurance 0.0%†
Mapfre SA	94,665	$242,183

IT Services 0.2%
Amadeus IT Group SA	38,839	3,042,259

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	132,775	1,829,590

Specialty Retail 0.3%
Industria de Diseno Textil SA	98,070	3,300,090

Transportation Infrastructure 0.1%
Aena SME SA Reg. S(a)	6,169	1,141,810

		36,886,216

SWEDEN 2.5%
Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	148,791	1,469,612
Svenska Handelsbanken AB, Class A	137,252	1,348,443
Swedbank AB, Class A	83,392	1,279,120

		4,097,175

Building Products 0.2%
Assa Abloy AB, Class B	89,290	2,124,721

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	29,567	464,664

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	278,163	2,188,725

Construction & Engineering 0.1%
Skanska AB, Class B	31,852	736,011

Diversified Financial Services 0.3%
Industrivarden AB, Class C	14,961	352,959
Investor AB, Class B	40,593	2,225,280
Kinnevik AB, Class B	21,818	527,272
L E Lundbergforetagen AB, Class B	6,536	283,254

		3,388,765

Diversified Telecommunication Services 0.1%
Telia Co. AB	243,448	1,040,669

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	23,883	1,301,627

Food & Staples Retailing 0.0%†
ICA Gruppen AB	7,862	345,284

Household Durables 0.1%
Electrolux AB Series B	20,733	492,484
Husqvarna AB, Class B	41,324	311,944

		804,428

Household Products 0.1%
Essity AB, Class B	54,409	1,724,057

Machinery 0.7%
Alfa Laval AB	27,441	683,441
Atlas Copco AB, Class A	59,926	2,126,350
Atlas Copco AB, Class B	35,745	1,112,480
Epiroc AB, Class A	58,101	672,176
Epiroc AB, Class B	35,206	398,536
Sandvik AB	103,117	1,884,097
SKF AB, Class B	35,088	640,474
Volvo AB, Class B	132,996	2,271,404

		9,788,958

Metals & Mining 0.0%†
Boliden AB*	23,560	560,869

Common Stocks (continued)

	Shares	Value
SWEDEN (continued)
Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB	16,273	$494,551

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B(b)	73,721	1,619,543

Tobacco 0.1%
Swedish Match AB	15,432	874,071

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	42,847	646,143

		32,200,261

SWITZERLAND 10.0%
Beverages 0.1%
Coca-Cola HBC AG*	17,268	636,433

Building Products 0.1%
Geberit AG (Registered)	3,333	1,758,013

Capital Markets 0.8%
Credit Suisse Group AG (Registered)*	228,176	2,882,996
Julius Baer Group Ltd.	19,945	997,044
Partners Group Holding AG	1,701	1,560,001
UBS Group AG (Registered)*	349,170	4,336,857

		9,776,898

Chemicals 0.4%
Clariant AG (Registered)*	17,775	399,588
EMS-Chemie Holding AG (Registered)	764	500,968
Givaudan SA (Registered)	829	2,735,872
Sika AG (Registered)	11,718	2,109,431

		5,745,859

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	44,824	2,282,319

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,702	296,989

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,249	1,234,605

Electrical Equipment 0.3%
ABB Ltd. (Registered)	166,479	3,874,132

Food Products 2.4%
Barry Callebaut AG (Registered)	278	616,466
Chocoladefabriken Lindt & Spruengli AG	101	847,778
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	840,013
Nestle SA (Registered)	268,080	29,594,421

		31,898,678

Health Care Equipment & Supplies 0.3%
Alcon, Inc.*	37,258	2,201,091
Sonova Holding AG (Registered)	5,100	1,279,957
Straumann Holding AG (Registered)	926	883,884

		4,364,932

Insurance 0.8%
Baloise Holding AG (Registered)	4,380	791,956
Swiss Life Holding AG (Registered)	2,975	1,495,649
Swiss Re AG	26,515	2,996,189
Zurich Insurance Group AG	13,570	5,640,491

		10,924,285

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)*	6,682	2,747,448

Machinery 0.1%
Schindler Holding AG	3,825	987,904

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
SWITZERLAND (continued)
Machinery (continued)
Schindler Holding AG (Registered)	1,853	$461,416

		1,449,320

Marine 0.1%
Kuehne + Nagel International AG (Registered)	4,706	761,546

Metals & Mining 0.2%
Glencore plc*	968,284	2,838,509

Pharmaceuticals 3.1%
Novartis AG (Registered)	193,454	18,299,677
Roche Holding AG	63,287	21,299,930
Vifor Pharma AG	4,162	766,958

		40,366,565

Professional Services 0.2%
Adecco Group AG (Registered)	13,925	818,878
SGS SA (Registered)	467	1,349,062

		2,167,940

Real Estate Management & Development 0.1%
Swiss Prime Site AG (Registered)*	6,723	821,320

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	61,350	1,716,680

Software 0.1%
Temenos AG (Registered)*	5,699	917,290

Specialty Retail 0.0%†
Dufry AG (Registered)*	3,445	299,185

Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont SA (Registered)	47,485	3,463,175
Swatch Group AG (The)	2,515	631,328
Swatch Group AG (The) (Registered)	3,693	179,888

		4,274,391

		131,153,337

UNITED ARAB EMIRATES 0.0%†
Health Care Providers & Services 0.0%†
NMC Health plc	8,929	151,883

UNITED KINGDOM 14.3%
Aerospace & Defense 0.3%
BAE Systems plc	292,876	2,449,603
Meggitt plc	70,516	630,753
Rolls-Royce Holdings plc*	156,134	1,380,198

		4,460,554

Airlines 0.0%† easyJet plc	12,834	236,871

Automobiles 0.1%
Fiat Chrysler Automobiles NV	97,500	1,266,419

Banks 1.9%
Barclays plc	1,546,282	3,419,583
HSBC Holdings plc	1,813,827	13,203,347
Lloyds Banking Group plc	6,271,652	4,668,288
Royal Bank of Scotland Group plc	432,704	1,236,090
Standard Chartered plc	243,872	2,030,035

		24,557,343

Beverages 0.7%
Coca-Cola European Partners plc	20,205	1,062,985
Diageo plc	212,757	8,418,037

		9,481,022

Capital Markets 0.5%
3i Group plc	86,120	1,252,650

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Capital Markets (continued)
Hargreaves Lansdown plc	25,238	$571,940
London Stock Exchange Group plc	28,166	2,921,786
Schroders plc	11,841	501,813
St James’s Place plc	49,900	750,439
Standard Life Aberdeen plc	222,357	889,054

		6,887,682

Chemicals 0.1%
Croda International plc	11,370	747,810
Johnson Matthey plc	17,083	586,867

		1,334,677

Commercial Services & Supplies 0.1%
G4S plc	144,899	373,486
Rentokil Initial plc	165,039	1,019,797

		1,393,283

Diversified Financial Services 0.1%
M&G plc*	238,485	754,539

Diversified Telecommunication Services 0.1%
BT Group plc	748,983	1,596,138

Electric Utilities 0.1%
SSE plc	91,117	1,820,806

Electrical Equipment 0.1%
Melrose Industries plc	445,734	1,378,005

Electronic Equipment, Instruments & Components 0.1%
Halma plc	33,950	943,796

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	77,276	567,615
Land Securities Group plc	62,085	765,165
Segro plc	99,372	1,197,994

		2,530,774

Food & Staples Retailing 0.3%
J Sainsbury plc	146,601	393,080
Tesco plc	890,396	2,911,071
Wm Morrison Supermarkets plc	226,455	543,062

		3,847,213

Food Products 0.1%
Associated British Foods plc	32,175	1,119,273

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	79,068	1,902,840

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	143,732	3,559,981
GVC Holdings plc	49,999	579,719
InterContinental Hotels Group plc	15,142	933,234
Whitbread plc	11,800	695,268

		5,768,202

Household Durables 0.3%
Barratt Developments plc	88,901	947,248
Berkeley Group Holdings plc	11,303	785,019
Persimmon plc	28,264	1,144,269
Taylor Wimpey plc	290,157	828,302

		3,704,838

Household Products 0.4%
Reckitt Benckiser Group plc	63,452	5,255,437

Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	242,386	2,142,848
DCC plc	8,785	710,762
Smiths Group plc	36,586	818,527

		3,672,137

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Insurance 0.8%
Admiral Group plc	16,002	$476,072
Aviva plc	358,198	1,890,345
Direct Line Insurance Group plc	130,580	584,393
Legal & General Group plc	544,902	2,192,858
Prudential plc	235,645	4,193,916
RSA Insurance Group plc	95,454	692,507

		10,030,091

Interactive Media & Services 0.0%†
Auto Trader Group plc Reg. S(a)	82,272	605,142

Internet & Direct Marketing Retail 0.0%†
Ocado Group plc*	43,465	704,515

Machinery 0.2%
CNH Industrial NV	92,133	879,297
Spirax-Sarco Engineering plc	6,474	761,803
Weir Group plc (The)	24,631	436,985

		2,078,085

Media 0.3%
Informa plc	111,337	1,143,232
ITV plc	316,028	563,742
Pearson plc	75,147	563,605
WPP plc	113,210	1,409,343

		3,679,922

Multiline Retail 0.1%
Marks & Spencer Group plc	189,295	437,740
Next plc	11,837	1,072,938

		1,510,678

Multi-Utilities 0.4%
Centrica plc	490,949	552,235
National Grid plc	315,003	4,194,421

		4,746,656

Oil, Gas & Consumable Fuels 0.8%
BP plc	1,837,741	11,075,448

Paper & Forest Products 0.1%
Mondi plc	43,168	883,687

Personal Products 1.0%
Unilever NV	131,817	7,666,541
Unilever plc	100,445	5,999,320

		13,665,861

Pharmaceuticals 1.7%
AstraZeneca plc	118,328	11,569,278
GlaxoSmithKline plc	449,619	10,557,098

		22,126,376

Professional Services 0.7%
Experian plc	82,522	2,869,616
Intertek Group plc	14,217	1,081,140
RELX plc	175,681	4,656,755

		8,607,511

Software 0.1%
AVEVA Group plc	5,942	385,367
Micro Focus International plc	32,908	444,948
Sage Group plc (The)	97,934	951,266

		1,781,581

Specialty Retail 0.1%
JD Sports Fashion plc	40,273	438,417
Kingfisher plc	195,773	530,004

		968,421

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	37,389	960,240

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Tobacco 0.9%
British American Tobacco plc	206,373	$9,122,745
Imperial Brands plc	85,467	2,195,001

		11,317,746

Trading Companies & Distributors 0.2%
Ashtead Group plc	42,828	1,381,439
Bunzl plc	30,066	782,874

		2,164,313

Water Utilities 0.1%
Severn Trent plc	20,709	707,424
United Utilities Group plc	63,225	848,833

		1,556,257

Wireless Telecommunication Services 0.4%
Vodafone Group plc	2,394,739	4,711,801

		187,086,180

UNITED STATES 0.3%
Construction Materials 0.1%
James Hardie Industries plc CHDI	39,653	829,990

Hotels, Restaurants & Leisure 0.0%†
Carnival plc	14,224	581,620

Life Sciences Tools & Services 0.1%
QIAGEN NV*	20,601	689,305

Software 0.0%†
CyberArk Software Ltd.*	3,557	491,684

Trading Companies & Distributors 0.1%
Ferguson plc	20,724	1,857,496

		4,450,095

Total Common Stocks (cost $1,058,019,936)		1,302,112,897

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (c)(d)	327,580	327,580

Total Short-Term Investment (cost $327,580)		327,580

Repurchase Agreements 0.3%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $111,247, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $113,578.(d)	$111,233	111,233
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $3,716,467, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $3,794,357.(d)	3,715,993	3,715,993

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

Repurchase Agreements (continued)
Value
Total Repurchase Agreements (cost $3,827,226)	$3,827,226

Total Investments (cost $1,062,174,742) — 99.6%	1,306,267,703

Other assets in excess of liabilities — 0.4%	5,496,420

NET ASSETS — 100.0%	$1,311,764,123

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $11,750,049 which represents 0.90% of net assets.

(b)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $6,262,478, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $327,580 and $3,827,226, respectively, and by $2,653,112 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $6,807,918.

(c)	Represents 7-day effective yield as of January 31, 2020.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $4,154,806.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	97	3/2020	EUR	3,914,758	(113,678)
FTSE 100 Index	24	3/2020	GBP	2,287,370	(86,130)
SGX Nikkei 225 Index	22	3/2020	JPY	2,348,115	(48,135)
SPI 200 Index	9	3/2020	AUD	1,047,377	4,242

					(243,701)

At January 31, 2020 the fund had $561,604 segregated in foreign currency as collateral with the broker for open futures contract.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$20,948,313	$–	$20,948,313
Air Freight & Logistics	–	5,996,972	–	5,996,972
Airlines	–	1,766,676	–	1,766,676
Auto Components	–	11,344,433	–	11,344,433
Automobiles	–	39,236,546	–	39,236,546
Banks	–	122,706,698	–	122,706,698
Beverages	1,062,985	28,524,372	–	29,587,357
Biotechnology	521,071	11,884,584	–	12,405,655
Building Products	–	11,022,141	–	11,022,141
Capital Markets	–	33,671,841	–	33,671,841
Chemicals	–	43,898,133	–	43,898,133
Commercial Services & Supplies	–	7,940,193	–	7,940,193
Communications Equipment	–	4,168,269	–	4,168,269
Construction & Engineering	–	12,730,102	–	12,730,102
Construction Materials	–	7,649,633	–	7,649,633
Consumer Finance	–	538,930	–	538,930
Containers & Packaging	–	897,168	–	897,168
Distributors	–	185,110	–	185,110

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$–	$189,224	$–	$189,224
Diversified Financial Services	–	9,588,453	–	9,588,453
Diversified Telecommunication Services	–	27,137,621	–	27,137,621
Electric Utilities	–	28,162,081	–	28,162,081
Electrical Equipment	–	19,832,862	–	19,832,862
Electronic Equipment, Instruments & Components	–	21,769,689	–	21,769,689
Energy Equipment & Services	–	744,759	–	744,759
Entertainment	–	8,411,539	–	8,411,539
Equity Real Estate Investment Trusts (REITs)	–	21,678,140	–	21,678,140
Food & Staples Retailing	–	18,549,868	–	18,549,868
Food Products	–	47,430,507	–	47,430,507
Gas Utilities	–	6,375,150	–	6,375,150
Health Care Equipment & Supplies	–	24,094,429	–	24,094,429
Health Care Providers & Services	–	6,553,188	–	6,553,188
Health Care Technology	–	1,169,305	–	1,169,305
Hotels, Restaurants & Leisure	399,164	17,064,033	–	17,463,197
Household Durables	–	17,917,069	–	17,917,069
Household Products	–	11,523,344	–	11,523,344
Independent Power and Renewable Electricity Producers	–	1,286,092	–	1,286,092
Industrial Conglomerates	1,622,302	15,010,820	–	16,633,122
Insurance	–	72,073,193	–	72,073,193
Interactive Media & Services	–	2,518,142	–	2,518,142
Internet & Direct Marketing Retail	–	6,097,674	–	6,097,674
IT Services	591,450	15,186,374	–	15,777,824
Leisure Products	–	3,043,813	–	3,043,813
Life Sciences Tools & Services	–	4,445,993	–	4,445,993
Machinery	–	36,452,435	–	36,452,435
Marine	–	2,328,112	–	2,328,112
Media	–	7,745,459	–	7,745,459
Metals & Mining	–	33,746,072	–	33,746,072
Multiline Retail	–	6,606,289	–	6,606,289
Multi-Utilities	–	14,464,251	–	14,464,251
Oil, Gas & Consumable Fuels	–	58,793,471	–	58,793,471
Paper & Forest Products	–	3,467,225	–	3,467,225
Personal Products	–	27,765,909	–	27,765,909
Pharmaceuticals	1,083,576	114,002,924	–	115,086,500
Professional Services	–	20,937,971	–	20,937,971
Real Estate Management & Development	492,100	24,068,868	–	24,560,968
Road & Rail	–	14,397,217	–	14,397,217
Semiconductors & Semiconductor Equipment	3,185,708	21,284,440	–	24,470,148
Software	1,743,721	18,424,114	–	20,167,835
Specialty Retail	–	11,531,808	–	11,531,808
Technology Hardware, Storage & Peripherals	–	5,709,411	–	5,709,411
Textiles, Apparel & Luxury Goods	–	33,415,264	–	33,415,264
Tobacco	–	14,491,967	–	14,491,967
Trading Companies & Distributors	621,917	16,872,828	–	17,494,745
Transportation Infrastructure	–	7,927,723	–	7,927,723
Water Utilities	–	1,556,257	–	1,556,257
Wireless Telecommunication Services	–	21,835,412	–	21,835,412
Total Common Stocks	$11,323,994	$1,290,788,903	$–	$1,302,112,897
Futures Contracts	$4,242	$–	$–	$4,242
Repurchase Agreements	–	3,827,226	–	3,827,226
Short-Term Investment	327,580	–	–	327,580
Total Assets	$11,655,816	$1,294,616,129	$–	$1,306,271,945
Liabilities:
Futures Contracts	$(247,943)	$–	$–	$(247,943)
Total Liabilities	$(247,943)	$–	$–	$(247,943)
Total	$11,407,873	$1,294,616,129	$–	$1,306,024,002

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2020, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$4,242
Total		$4,242
Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(247,943)
Total		$(247,943)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 97.7%
	Shares	Value
AUSTRALIA 4.8%
Chemicals 0.2%
Nufarm Ltd. *	340,956	$1,251,910

Containers & Packaging 0.5%
Orora Ltd.	1,335,371	2,841,582

Equity Real Estate Investment Trusts (REITs) 0.4%
Charter Hall Social Infrastructure REIT	950,682	2,219,825

Insurance 0.7%
AUB Group Ltd.	400,682	3,437,474

Metals & Mining 0.6%
Evolution Mining Ltd.	357,153	896,122
Mineral Resources Ltd.	79,842	890,099
Northern Star Resources Ltd.	137,566	1,179,745

		2,965,966

Oil, Gas & Consumable Fuels 0.5%
Beach Energy Ltd.	559,681	978,236
Karoon Energy Ltd. *	1,088,417	835,267
Whitehaven Coal Ltd. (a)	442,688	731,214

		2,544,717

Professional Services 0.2%
IPH Ltd.	151,850	913,702

Software 0.7%
Bravura Solutions Ltd.	984,656	3,559,174

Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd.	114,168	1,518,820

Transportation Infrastructure 0.7%
Atlas Arteria Ltd.	332,516	1,799,100
Qube Holdings Ltd.	779,270	1,763,722

		3,562,822

		24,815,992

AUSTRIA 1.5%
Banks 0.4%
BAWAG Group AG Reg. S (b)	49,807	2,153,527

Construction Materials 0.1%
Wienerberger AG	26,314	747,604

Electrical Equipment 0.1%
Zumtobel Group AG *	69,955	687,198

Real Estate Management & Development 0.9%
CA Immobilien Anlagen AG	96,779	4,268,888

		7,857,217

BELGIUM 0.8%
Biotechnology 0.8%
Galapagos NV *	17,548	3,925,341

BRAZIL 1.4%
Chemicals 0.3%
Braskem SA (Preference), Class A	211,000	1,554,441

IT Services 1.0%
Pagseguro Digital Ltd., Class A *	56,162	1,824,703
StoneCo Ltd., Class A *	75,738	3,290,059

		5,114,762

Water Utilities 0.1%
Cia de Saneamento do Parana	22,500	532,737

		7,201,940

CANADA 2.6%
Chemicals 0.2%
EcoSynthetix, Inc. *	573,923	1,110,203

Gas Utilities 2.1%
AltaGas Canada, Inc.	447,091	11,300,585

Common Stocks (continued)
	Shares	Value
CANADA (continued)
Metals & Mining 0.3%
ERO Copper Corp. *	96,093	$1,320,063

		13,730,851

CHINA 3.1%
Air Freight & Logistics 0.3%
Kerry Logistics Network Ltd.	1,100,500	1,750,633

Auto Components 0.1%
Nexteer Automotive Group Ltd.	893,000	654,076

Biotechnology 0.5%
Zai Lab Ltd., ADR *	49,592	2,528,697

Chemicals 0.3%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	5,766,000	1,472,219

Containers & Packaging 0.3%
AMVIG Holdings Ltd.	5,954,807	1,412,668

Electronic Equipment, Instruments & Components 0.3%
Kingboard Holdings Ltd.	541,500	1,430,132

Independent Power and Renewable Electricity Producers 0.4%
China Longyuan Power Group Corp. Ltd., Class H	2,000,245	1,182,203
Huaneng Renewables Corp. Ltd., Class H	2,596,000	1,066,319

		2,248,522

Interactive Media & Services 0.1%
Wise Talent Information Technology Co. Ltd. Reg. S *(a)	335,600	743,934

Internet & Direct Marketing Retail 0.1%
Maoyan Entertainment Reg. S *(b)	134,054	211,502
Tongcheng-Elong Holdings Ltd. Reg. S *	248,943	349,439

		560,941

Machinery 0.3%
Precision Tsugami China Corp. Ltd. Reg. S	1,374,000	1,339,059

Professional Services 0.1%
51job, Inc., ADR *	7,448	537,373

Software 0.3%
Kingdee International Software Group Co. Ltd.	1,519,000	1,628,862

		16,307,116

COLOMBIA 0.7%
Oil, Gas & Consumable Fuels 0.2%
Canacol Energy Ltd.	332,297	1,069,658

Wireless Telecommunication Services 0.5%
Millicom International Cellular SA, SDR	56,301	2,658,490

		3,728,148

DENMARK 1.8%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR *	20,126	2,719,022
Zealand Pharma A/S *	41,549	1,499,093

		4,218,115

Building Products 0.6%
Rockwool International A/S, Class B	13,050	3,035,481

Machinery 0.2%
FLSmidth & Co. A/S	25,340	868,616

Software 0.3%
Netcompany Group A/S Reg. S *(b)	29,189	1,318,830

		9,441,042

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value
EGYPT 0.1%
Metals & Mining 0.1%
Centamin plc	328,214	$588,179

FINLAND 1.3%
Chemicals 0.3%
Kemira OYJ	90,106	1,358,662

Machinery 0.5%
Cargotec OYJ, Class B	29,989	1,107,585
Konecranes OYJ	30,769	929,222
Valmet OYJ	38,948	845,465

		2,882,272

Real Estate Management & Development 0.5%
Kojamo OYJ	145,102	2,665,891

		6,906,825

FRANCE 3.2%
Airlines 0.2%
Air France-KLM *	96,327	895,193

Commercial Services & Supplies 0.2%
SPIE SA	40,897	792,405

Hotels, Restaurants & Leisure 0.6%
Elior Group SA Reg. S (b)	212,244	2,993,723

Household Durables 1.0%
Kaufman & Broad SA	132,522	5,617,298

Media 0.5%
JCDecaux SA	99,865	2,670,904

Semiconductors & Semiconductor Equipment 0.4%
SOITEC *	19,595	1,853,888

Specialty Retail 0.3%
Maisons du Monde SA Reg. S (b)	127,064	1,698,819

		16,522,230

GERMANY 2.5%
Biotechnology 0.2%
Affimed NV *	329,217	862,549

Electrical Equipment 0.3%
OSRAM Licht AG	30,931	1,552,234

Health Care Equipment & Supplies 0.7%
STRATEC SE	55,152	3,904,822

Industrial Conglomerates 0.5%
Rheinmetall AG	21,936	2,354,421

Metals & Mining 0.3%
Aurubis AG	29,172	1,595,389

Professional Services 0.3%
Bertrandt AG	27,542	1,596,555

Road & Rail 0.2%
Sixt SE	9,417	953,403

Semiconductors & Semiconductor Equipment 0.0%†
Siltronic AG	1,516	163,643

		12,983,016

GHANA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kosmos Energy Ltd.	154,355	788,754
Tullow Oil plc	766,390	512,983

		1,301,737

GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	134,082	2,004,101

Common Stocks (continued)
	Shares	Value
HONG KONG 1.6%
IT Services 0.4%
SUNeVision Holdings Ltd.	3,483,611	$2,311,225

Machinery 0.2%
Singamas Container Holdings Ltd.	9,523,427	884,028

Marine 0.3%
Pacific Basin Shipping Ltd.	8,061,000	1,436,628

Pharmaceuticals 0.2%
Hutchison China MediTech Ltd., ADR *	39,930	980,282

Real Estate Management & Development 0.5%
Hang Lung Group Ltd.	1,011,000	2,502,562

		8,114,725

INDIA 0.4%
Auto Components 0.0%†
Tube Investments of India Ltd.	11,710	83,932

Capital Markets 0.1%
Edelweiss Financial Services Ltd.	493,594	659,679

Entertainment 0.2%
PVR Ltd.	34,039	933,499

Software 0.1%
Cyient Ltd.	74,954	515,749

		2,192,859

INDONESIA 0.2%
Diversified Telecommunication Services 0.2%
Link Net Tbk. PT	3,842,635	1,030,657

IRELAND 1.3%
Containers & Packaging 0.9%
Smurfit Kappa Group plc	134,131	4,646,268

Marine 0.4%
Irish Continental Group plc	423,117	2,199,393
Irish Continental Group plc	152	812

		2,200,205

		6,846,473

ISRAEL 1.2%
IT Services 0.9%
Wix.com Ltd. *	34,367	4,903,827

Oil, Gas & Consumable Fuels 0.2%
Delek Group Ltd.	5,762	745,980
Tamar Petroleum Ltd. Reg. S (b)	110,155	183,440

		929,420

Pharmaceuticals 0.1%
MediWound Ltd. *	227,990	686,250

		6,519,497

ITALY 5.2%
Automobiles 0.1%
Piaggio & C SpA	204,886	559,962

Capital Markets 0.4%
Banca Generali SpA	62,900	2,000,380

Construction Materials 0.3%
Buzzi Unicem SpA	68,049	1,585,736

Diversified Financial Services 0.6%
Cerved Group SpA	317,334	3,113,109

Gas Utilities 0.6%
Italgas SpA	483,554	3,216,076

Health Care Equipment & Supplies 1.2%
DiaSorin SpA	50,159	6,170,121

Hotels, Restaurants & Leisure 0.4%
Autogrill SpA	231,619	2,250,949

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value
ITALY (continued)
Machinery 0.4%
Interpump Group SpA	70,798	$1,996,597

Oil, Gas & Consumable Fuels 0.0%†
Saras SpA	169,214	227,243

Textiles, Apparel & Luxury Goods 1.1%
OVS SpA Reg. S *(a)(b)	1,850,022	3,525,933
Salvatore Ferragamo SpA (a)	111,442	2,059,248

		5,585,181

Transportation Infrastructure 0.1%
Enav SpA Reg. S (b)	68,732	443,720

		27,149,074

JAPAN 23.6%
Auto Components 1.2%
Musashi Seimitsu Industry Co. Ltd.	48,400	563,309
NGK Spark Plug Co. Ltd.	51,400	895,512
Nippon Seiki Co. Ltd.	77,900	1,139,750
Toyo Tire Corp.	184,200	2,294,011
TPR Co. Ltd.	42,200	687,677
Unipres Corp.	44,100	560,592

		6,140,851

Banks 1.1%
Bank of Kyoto Ltd. (The)	48,816	1,936,521
Fukuoka Financial Group, Inc.	101,700	1,748,217
Shiga Bank Ltd. (The)	80,800	1,931,192

		5,615,930

Beverages 0.4%
Ito En Ltd.	46,000	2,240,379

Building Products 0.2%
Nitto Boseki Co. Ltd.	29,400	1,220,031

Capital Markets 0.4%
DSB Co. Ltd.	71,845	455,368
Ichiyoshi Securities Co. Ltd.	145,000	803,716
Marusan Securities Co. Ltd.	193,000	920,353

		2,179,437

Chemicals 0.5%
JSR Corp.	101,007	1,789,443
Tokyo Ohka Kogyo Co. Ltd.	17,330	724,081

		2,513,524

Commercial Services & Supplies 0.1%
Raksul, Inc. *	19,074	599,483

Construction & Engineering 0.4%
Chiyoda Corp. *(a)	399,554	1,138,063
JGC Holdings Corp.	61,710	888,194

		2,026,257

Construction Materials 0.2%
Taiheiyo Cement Corp.	32,109	860,291

Diversified Financial Services 0.6%
Mitsubishi UFJ Lease & Finance Co. Ltd.	315,000	1,976,540
NEC Capital Solutions Ltd.	49,400	1,124,133

		3,100,673

Electronic Equipment, Instruments & Components 0.1%
Taiyo Yuden Co. Ltd.	25,400	735,456

Equity Real Estate Investment Trusts (REITs) 3.1%
Comforia Residential REIT, Inc.	1,625	5,364,503
Ichigo Office REIT Investment	5,207	5,619,186
Nippon Accommodations Fund, Inc.	847	5,619,770

		16,603,459

Common Stocks (continued)
	Shares	Value
JAPAN (continued)
Food & Staples Retailing 1.1%
Kobe Bussan Co. Ltd.	69,200	$2,667,904
Tsuruha Holdings, Inc.	26,300	3,220,801

		5,888,705

Food Products 0.8%
Itoham Yonekyu Holdings, Inc.	304,700	1,914,424
Nichirei Corp.	91,100	2,194,763

		4,109,187

Health Care Equipment & Supplies 0.3%
Asahi Intecc Co. Ltd.	50,900	1,429,839

Hotels, Restaurants & Leisure 0.6%
Kyoritsu Maintenance Co. Ltd.	83,200	3,343,703

Interactive Media & Services 0.6%
Dip Corp.	91,200	2,907,221

Internet & Direct Marketing Retail 0.7%
ASKUL Corp.	113,400	3,700,827

IT Services 1.4%
Comture Corp.	30,040	586,714
GMO Payment Gateway, Inc.	67,452	4,385,861
NET One Systems Co. Ltd.	62,592	1,036,527
Nihon Unisys Ltd.	21,000	642,128
TechMatrix Corp.	31,405	750,190

		7,401,420

Machinery 1.3%
Daifuku Co. Ltd.	3,774	227,469
Fuji Corp.	31,074	487,281
MINEBEA MITSUMI, Inc.	51,100	994,191
Nabtesco Corp.	33,060	943,571
OKUMA Corp.	27,100	1,230,484
THK Co. Ltd.	44,100	1,098,731
Tsugami Corp.	116,300	1,051,704
Yamashin-Filter Corp.	73,800	513,667

		6,547,098

Media 1.0%
CyberAgent, Inc.	17,993	718,354
Hakuhodo DY Holdings, Inc.	153,954	2,180,702
Nippon Television Holdings, Inc.	157,373	2,124,174

		5,023,230

Multiline Retail 0.3%
H2O Retailing Corp.	183,315	1,656,422

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	65,800	1,641,935

Personal Products 0.4%
Fancl Corp.	75,500	1,985,672

Professional Services 0.6%
BayCurrent Consulting, Inc.	18,450	1,298,162
TechnoPro Holdings, Inc.	26,200	1,756,779

		3,054,941

Real Estate Management & Development 1.5%
Katitas Co. Ltd.	63,100	2,553,758
Tokyo Tatemono Co. Ltd.	344,500	5,550,315

		8,104,073

Road & Rail 1.2%
Sankyu, Inc.	32,300	1,596,675
Seino Holdings Co. Ltd.	192,645	2,457,647
Senko Group Holdings Co. Ltd.	252,500	2,018,508

		6,072,830

Semiconductors & Semiconductor Equipment 1.1%
Lasertec Corp.	47,020	2,324,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value
JAPAN (continued)
Semiconductors & Semiconductor Equipment (continued)
SCREEN Holdings Co. Ltd.	24,301	$1,268,283
Tri Chemical Laboratories, Inc. (a)	9,100	867,583
Ulvac, Inc.	33,700	1,223,799

		5,683,960

Software 0.9%
Freee KK *	18,200	526,575
Infomart Corp.	219,800	1,763,453
Sansan, Inc. *	14,390	729,549
Systena Corp.	59,150	990,751
TeamSpirit, Inc. *	21,500	432,845

		4,443,173

Textiles, Apparel & Luxury Goods 0.7%
Asics Corp.	234,500	3,433,973

Transportation Infrastructure 0.5%
Japan Airport Terminal Co. Ltd.	30,500	1,399,152
Mitsubishi Logistics Corp.	51,500	1,301,453

		2,700,605

		122,964,585

JERSEY 0.6%
Capital Markets 0.6%
Sanne Group plc	367,536	2,928,710

KAZAKHSTAN 0.5%
Metals & Mining 0.3%
KAZ Minerals plc	256,465	1,479,635

Oil, Gas & Consumable Fuels 0.2%
NAC Kazatomprom JSC, GDR Reg. S	86,945	1,128,505

		2,608,140

LUXEMBOURG 0.4%
Banks 0.4%
Addiko Bank AG *	132,893	2,093,668

MALAYSIA 0.1%
Electronic Equipment, Instruments & Components 0.1%
Inari Amertron Bhd.	1,513,000	645,107

MEXICO 0.5%
Chemicals 0.5%
Alpek SAB de CV	1,494,200	1,401,245
Orbia Advance Corp. SAB de CV	621,541	1,454,226

		2,855,471

NETHERLANDS 3.5%
Banks 0.4%
Van Lanschot Kempen NV, CVA *	90,605	1,920,400

Biotechnology 0.7%
Argenx SE, ADR *	10,718	1,546,501
Merus NV *(a)	61,648	1,007,945
ProQR Therapeutics NV *	158,116	1,111,555

		3,666,001

Chemicals 0.5%
Corbion NV	67,958	2,354,793

Construction & Engineering 0.3%
Boskalis Westminster	60,325	1,412,289

Hotels, Restaurants & Leisure 0.3%
DP Eurasia NV Reg. S *(b)	1,649,592	1,373,094

IT Services 0.6%
InterXion Holding NV *	38,947	3,389,557

Common Stocks (continued)
	Shares	Value
NETHERLANDS (continued)
Trading Companies & Distributors 0.7%
IMCD NV	47,166	$4,067,691

		18,183,825

NEW ZEALAND 0.7%
Health Care Equipment & Supplies 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	111,512	1,672,342

Oil, Gas & Consumable Fuels 0.3%
New Zealand Refining Co. Ltd. (The)	1,442,300	1,511,841

Software 0.1%
Xero Ltd. *	7,392	415,607

		3,599,790

NORWAY 1.4%
Banks 0.8%
SpareBank 1 SMN	171,838	1,896,362
Sparebanken Vest	283,862	2,139,008

		4,035,370

Energy Equipment & Services 0.2%
Aker Solutions ASA Reg. S *	591,664	1,195,768

Food Products 0.4%
Salmar ASA	38,353	1,871,232

		7,102,370

PHILIPPINES 0.2%
Hotels, Restaurants & Leisure 0.2%
Bloomberry Resorts Corp.	6,523,700	1,154,869

PORTUGAL 0.2%
Media 0.2%
NOS SGPS SA	219,616	1,139,819

RUSSIA 0.1%
Interactive Media & Services 0.1%
Mail.Ru Group Ltd., GDR Reg. S *	29,521	694,731

SINGAPORE 0.9%
Equity Real Estate Investment Trusts (REITs) 0.8%
Mapletree Logistics Trust	3,141,818	4,233,168

Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc.	13,285	343,949

		4,577,117

SOUTH AFRICA 0.3%
Construction Materials 0.2%
PPC Ltd. *	5,328,001	812,947

Containers & Packaging 0.1%
Nampak Ltd. *	2,362,111	748,087

		1,561,034

SOUTH KOREA 0.6%
Auto Components 0.1%
S&T Motiv Co. Ltd.	23,267	754,683

Diversified Telecommunication Services 0.3%
LG Uplus Corp. *	120,040	1,326,114

Software 0.2%
Douzone Bizon Co. Ltd. *	12,472	936,082

		3,016,879

SPAIN 2.3%
Banks 0.2%
Unicaja Banco SA Reg. S (b)	1,187,559	1,185,868

Commercial Services & Supplies 0.1%
Atento SA *	284,296	753,384

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value
SPAIN (continued)
Equity Real Estate Investment Trusts (REITs) 0.6%
Arima Real Estate SOCIMI SA *	228,424	$2,937,998

Food Products 0.9%
Ebro Foods SA	92,973	1,923,792
Viscofan SA	43,246	2,295,910

		4,219,702

Hotels, Restaurants & Leisure 0.5%
Melia Hotels International SA	340,392	2,733,547

		11,830,499

SWEDEN 4.4%
Aerospace & Defense 0.3%
Saab AB, Class B	42,372	1,377,851

Capital Markets 0.3%
Vostok Emerging Finance Ltd., SDR *(a)	5,258,261	1,765,744

Commercial Services & Supplies 0.1%
Bravida Holding AB Reg. S (b)	67,254	614,014

Construction & Engineering 0.1%
Sweco AB, Class B	15,162	585,415

Containers & Packaging 0.3%
BillerudKorsnas AB (a)	111,349	1,431,945

Hotels, Restaurants & Leisure 0.4%
SkiStar AB	212,108	2,330,117

Machinery 0.7%
Trelleborg AB, Class B	234,842	3,857,680

Paper & Forest Products 0.2%
Svenska Cellulosa AB SCA, Class B	121,391	1,216,733

Real Estate Management & Development 1.8%
Catena AB	111,037	4,804,617
Fastighets AB Balder, Class B *	84,875	4,026,192

		8,830,809

Trading Companies & Distributors 0.2%
Indutrade AB	26,372	948,526

		22,958,834

SWITZERLAND 3.0%
Life Sciences Tools & Services 1.1%
Tecan Group AG (Registered)	20,317	5,752,265

Machinery 1.3%
Bucher Industries AG (Registered)	4,025	1,349,502
OC Oerlikon Corp. AG (Registered)	211,129	2,252,682
Sulzer AG (Registered) REG	11,196	1,237,862
VAT Group AG Reg. S *(b)	13,084	1,980,822

		6,820,868

Software 0.2%
Temenos AG (Registered) *	5,565	895,721

Specialty Retail 0.4%
Dufry AG (Registered) *	26,548	2,305,592

		15,774,446

TAIWAN 2.3%
Electrical Equipment 0.1%
Bizlink Holding, Inc.	87,000	636,992

Electronic Equipment, Instruments & Components 0.7%
Chroma ATE, Inc.	274,358	1,341,881
Genius Electronic Optical Co. Ltd.	30,000	522,869
ITEQ Corp.	270,000	1,163,519
Walsin Technology Corp.	60,753	413,921

		3,442,190

Common Stocks (continued)
	Shares	Value
TAIWAN (continued)
Industrial Conglomerates 0.3%
Far Eastern New Century Corp.	1,876,115	$1,738,569

Machinery 0.1%
Airtac International Group	39,000	589,981

Semiconductors & Semiconductor Equipment 1.1%
Advanced Wireless Semiconductor Co.	189,500	560,383
Formosa Sumco Technology Corp.	29,000	105,288
Globalwafers Co. Ltd.	52,790	685,328
King Yuan Electronics Co. Ltd.	992,000	1,056,643
Novatek Microelectronics Corp.	75,000	529,772
Realtek Semiconductor Corp. *	203,000	1,641,117
Sino-American Silicon Products, Inc.	209,000	668,297
Vanguard International Semiconductor Corp.	158,000	389,152

		5,635,980

		12,043,712

THAILAND 0.1%
Marine 0.1%
Precious Shipping PCL *	3,900,300	713,589

UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc	197,273	363,603

UNITED ARAB EMIRATES 1.2%
Health Care Providers & Services 0.3%
NMC Health plc	85,922	1,461,541

IT Services 0.9%
Network International Holdings plc Reg. S *(b)	589,550	4,732,650

		6,194,191

UNITED KINGDOM 15.3%
Aerospace & Defense 0.2%
QinetiQ Group plc	115,250	536,406
Ultra Electronics Holdings plc	12,904	384,996

		921,402

Beverages 0.2%
Fevertree Drinks plc	69,387	1,264,180

Biotechnology 1.1%
Abcam plc	321,179	5,908,742

Capital Markets 0.6%
Intermediate Capital Group plc	142,134	3,246,902

Chemicals 0.3%
Synthomer plc	381,226	1,699,502

Commercial Services & Supplies 0.4%
Aggreko plc	54,080	549,343
Rentokil Initial plc	249,341	1,540,711

		2,090,054

Construction & Engineering 0.2%
Balfour Beatty plc	139,906	488,410
John Laing Group plc Reg. S (b)	97,887	458,541

		946,951

Equity Real Estate Investment Trusts (REITs) 2.2%
Derwent London plc	129,350	6,989,490
Safestore Holdings plc	377,523	4,012,304

		11,001,794

Food Products 1.0%
Cranswick plc	51,712	2,429,587
Tate & Lyle plc	251,368	2,623,305

		5,052,892

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value
UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure 0.8%
Domino’s Pizza Group plc	334,348	$1,361,713
Restaurant Group plc (The)	1,185,153	2,011,756
SSP Group plc	73,130	623,261

		3,996,730

Insurance 1.9%
Beazley plc	502,875	3,577,016
Direct Line Insurance Group plc	1,366,144	6,113,987

		9,691,003

Internet & Direct Marketing Retail 0.6%
Just Eat plc *	191,570	2,182,007
Trainline plc Reg. S *(b)	175,805	1,099,796

		3,281,803

Life Sciences Tools & Services 0.3%
Horizon Discovery Group plc *	740,061	1,544,833

Machinery 0.6%
IMI plc	53,950	782,447
Rotork plc	592,921	2,370,323

		3,152,770

Media 0.3%
Hyve Group plc	1,347,376	1,745,250

Multiline Retail 0.7%
B&M European Value Retail SA	724,953	3,489,637

Oil, Gas & Consumable Fuels 0.2%
Cairn Energy plc *	417,177	935,441
Hurricane Energy plc *(a)	1,019,405	278,877

		1,214,318

Professional Services 0.7%
Clarivate Analytics plc *	175,820	3,544,531

Real Estate Management & Development 1.2%
Grainger plc	1,600,871	6,261,232

Road & Rail 1.0%
Firstgroup plc *	849,754	1,389,246
Go-Ahead Group plc (The)	43,687	1,186,379
National Express Group plc	466,662	2,762,196

		5,337,821

Trading Companies & Distributors 0.3%
Grafton Group plc	52,482	639,564
Travis Perkins plc	50,193	1,033,079

		1,672,643

Transportation Infrastructure 0.5%
Signature Aviation plc	689,362	2,645,226

		79,710,216

UNITED STATES 1.1%
Auto Components 0.2%
TI Fluid Systems plc Reg. S (b)	320,767	1,000,511

Biotechnology 0.4%
UroGen Pharma Ltd. *(a)	73,665	2,166,488

Building Products 0.4%
Caesarstone Ltd.	77,147	1,009,083
Reliance Worldwide Corp. Ltd.	461,895	1,356,549

		2,365,632

Oil, Gas & Consumable Fuels 0.1%
Diversified Gas & Oil plc Reg. S	347,820	415,343

		5,947,974

Total Common Stocks (cost $477,192,030)		509,830,199

Exchange Traded Fund 1.0%
	Shares	Value
UNITED STATES 1.0%
iShares MSCI EAFE Small-Cap ETF	84,288	$5,049,694

Total Exchange Traded Fund (cost $5,192,849)		5,049,694

Rights 0.0%†
	Number of Rights	Value
CANADA 0.0%†
Biotechnology 0.0%†
Clementia Pharmaceuticals, Inc., CVR*¥	16,268	17,407

Total Rights (cost $–)		17,407

Short-Term Investment 0.1%
	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50%, (c)(d)	728,442	728,442

Total Short-Term Investment (cost $728,442)		728,442

Repurchase Agreements 1.6%
	Principal Amount	Value

BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $247,381, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $252,565.(d)	$247,349	247,349

Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $8,264,336, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $8,437,541.(d)	8,263,282	8,263,282

Total Repurchase Agreements (cost $8,510,631)		8,510,631

Total Investments (cost $491,623,952) — 100.4%		524,136,373

Liabilities in excess of other assets — (0.4)%		(2,144,448)

NET ASSETS — 100.0%		$521,991,925

*	Denotes a non-income producing security.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund (Continued)

(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $11,387,427, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $728,442 and $8,510,631, respectively, and by $4,140,112 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $13,379,185.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $24,974,790 which represents 4.78% of net assets.

(c)	Represents 7-day effective yield as of January 31, 2020.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $9,239,073.

ADR	American Depositary Receipt
CVA	Dutch Certification
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
SOCIMI	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$2,299,253	$–	$2,299,253
Air Freight & Logistics	–	1,750,633	–	1,750,633
Airlines	–	895,193	–	895,193
Auto Components	–	8,634,054	–	8,634,054
Automobiles	–	559,963	–	559,963
Banks	–	17,004,764	–	17,004,764
Beverages	–	3,504,559	–	3,504,559
Biotechnology	11,942,756	11,333,176	–	23,275,932
Building Products	1,009,083	5,612,062	–	6,621,145
Capital Markets	–	12,780,852	–	12,780,852
Chemicals	5,520,115	10,650,610	–	16,170,725
Commercial Services & Supplies	753,384	4,095,956	–	4,849,340
Construction & Engineering	–	4,970,912	–	4,970,912
Construction Materials	–	4,006,577	–	4,006,577
Containers & Packaging	–	11,080,549	–	11,080,549
Diversified Financial Services	–	6,213,783	–	6,213,783
Diversified Telecommunication Services	–	4,360,871	–	4,360,871
Electrical Equipment	–	2,876,424	–	2,876,424
Electronic Equipment, Instruments & Components	–	6,252,884	–	6,252,884
Energy Equipment & Services	–	1,195,768	–	1,195,768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide International Small Cap Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Entertainment	$–	$933,500	$–	$933,500
Equity Real Estate Investment Trusts (REITs)	–	36,996,245	–	36,996,245
Food & Staples Retailing	–	5,888,705	–	5,888,705
Food Products	–	15,253,012	–	15,253,012
Gas Utilities	11,300,585	3,216,076	–	14,516,661
Health Care Equipment & Supplies	–	13,177,125	–	13,177,125
Health Care Providers & Services	–	1,461,541	–	1,461,541
Hotels, Restaurants & Leisure	–	20,176,730	–	20,176,730
Household Durables	–	5,617,297	–	5,617,297
Independent Power and Renewable Electricity Producers	–	2,248,522	–	2,248,522
Industrial Conglomerates	–	4,092,990	–	4,092,990
Insurance	–	13,128,477	–	13,128,477
Interactive Media & Services	–	4,345,886	–	4,345,886
Internet & Direct Marketing Retail	–	7,543,571	–	7,543,571
IT Services	13,408,146	14,445,296	–	27,853,442
Life Sciences Tools & Services	–	7,297,098	–	7,297,098
Machinery	–	28,938,967	–	28,938,967
Marine	812	4,349,609	–	4,350,421
Media	–	10,579,204	–	10,579,204
Metals & Mining	1,320,063	6,992,772	–	8,312,835
Multiline Retail	–	5,146,059	–	5,146,059
Oil, Gas & Consumable Fuels	1,858,412	10,126,303	–	11,984,715
Paper & Forest Products	–	1,216,733	–	1,216,733
Personal Products	–	1,985,672	–	1,985,672
Pharmaceuticals	1,666,531	–	–	1,666,531
Professional Services	4,081,904	5,565,198	–	9,647,102
Real Estate Management & Development	–	32,633,457	–	32,633,457
Road & Rail	–	12,364,054	–	12,364,054
Semiconductors & Semiconductor Equipment	343,949	13,337,470	–	13,681,419
Software	526,575	13,186,625	–	13,713,200
Specialty Retail	–	4,004,412	–	4,004,412
Textiles, Apparel & Luxury Goods	–	9,019,154	–	9,019,154
Trading Companies & Distributors	–	8,207,680	–	8,207,680
Transportation Infrastructure	–	9,352,374	–	9,352,374
Water Utilities	532,737	–	–	532,737
Wireless Telecommunication Services	–	2,658,490	–	2,658,490
Total Common Stocks	$54,265,052	$455,565,147	$–	$509,830,199
Exchange Traded Fund	$5,049,694	$–	$–	$5,049,694
Repurchase Agreements	–	8,510,631	–	8,510,631
Rights	–	17,407	–	17,407
Short-Term Investment	728,442	–	–	728,442
Total	$60,043,188	$464,093,185	$–	$524,136,373

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Investment Companies 91.4%
	Shares	Value
Alternative Assets 2.0%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,020,481	$10,092,554
Nationwide Emerging Markets Debt Fund, Class R6 (a)	978,249	10,075,970

Total Alternative Assets (cost $19,887,544)		20,168,524

Equity Funds 87.4%
Nationwide International Index Fund, Class R6 (a)	28,829,993	225,738,846
Nationwide International Small Cap Fund, Class R6 (a)	4,008,074	39,519,609
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	3,164,126	41,450,057
Nationwide Mid Cap Market Index Fund, Class R6 (a)	7,767,865	118,615,296
Nationwide Multi-Cap Portfolio, Class R6 (a)	38,476,120	446,707,755

Total Equity Funds (cost $814,202,606)		872,031,563

Fixed Income Funds 2.0%
Nationwide Bond Index Fund, Class R6 (a)	1,298,247	14,890,887
Nationwide Core Plus Bond Fund, Class R6 (a)	471,133	4,965,739

Total Fixed Income Funds (cost $19,080,713)		19,856,626

Total Investment Companies (cost $853,170,863)		912,056,713

Exchange Traded Fund 8.7%
	Shares	Value
Equity Fund 8.7%
iShares Core MSCI Emerging Markets ETF	1,709,511	86,484,162

Total Exchange Traded Fund (cost $91,800,341)		86,484,162

Total Investments (cost $944,971,204) — 100.1%		998,540,875

Liabilities in excess of other assets — (0.1)%		(545,133)

NET ASSETS — 100.0%		$997,995,742

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 76.5%
	Shares	Value
Alternative Assets 6.0%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,303,253	$ 12,889,168
Nationwide Amundi Strategic Income Fund, Class R6 (a)	1,854,234	19,450,913
Nationwide Emerging Markets Debt Fund, Class R6 (a)	629,790	6,486,834

Total Alternative Assets (cost $38,477,342)		38,826,915

Equity Funds 20.0%
Nationwide International Index Fund, Class R6 (a)	4,403,267	34,477,581
Nationwide International Small Cap Fund, Class R6 (a)	317,480	3,130,349
Nationwide Mid Cap Market Index Fund, Class R6 (a)	821,923	12,550,760
Nationwide Multi-Cap Portfolio, Class R6 (a)	6,844,171	79,460,820

Total Equity Funds (cost $121,007,183)		129,619,510

Fixed Income Funds 50.5%
Nationwide Bond Index Fund, Class R6 (a)	12,603,874	144,566,432
Nationwide Core Plus Bond Fund, Class R6 (a)	5,597,527	58,997,930
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	3,187,795	32,834,287
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	8,977,781	91,124,478

Total Fixed Income Funds (cost $317,404,381)		327,523,127

Total Investment Companies (cost $476,888,906)		495,969,552

Exchange Traded Funds 5.6%
	Shares	Value
Equity Fund 1.4%
iShares Core MSCI Emerging Markets ETF	176,056	8,906,673

Fixed Income Fund 4.2%
iShares 20+ Year Treasury Bond ETF	186,560	27,219,104

Total Exchange Traded Funds (cost $34,893,374)		36,125,777

Investment Contract 18.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$116,724,796	116,724,796

Total Investment Contract (cost $116,724,796)		116,724,796

Total Investments (cost $628,507,076) — 100.1%		648,820,125

Liabilities in excess of other assets — (0.1)%		(361,643)

NET ASSETS — 100.0%		$ 648,458,482

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$36,125,777	$–	$–	$36,125,777
Investment Companies	495,969,552	–	–	495,969,552
Investment Contract	–	–	116,724,796	116,724,796
Total	$532,095,329	$–	$116,724,796	$648,820,125

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$ 155,037,226	$155,037,226
Purchases*	7,591,587	7,591,587
Sales	(45,904,017)	(45,904,017)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$116,724,796	$116,724,796

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 85.6%
	Shares	Value
Alternative Assets 6.6%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	3,863,537	$38,210,385
Nationwide Amundi Strategic Income Fund, Class R6 (a)	1,832,258	19,220,385
Nationwide Emerging Markets Debt Fund, Class R6 (a)	2,489,309	25,639,883

Total Alternative Assets (cost $81,964,115)		83,070,653

Equity Funds 59.5%
Nationwide International Index Fund, Class R6 (a)	22,942,501	179,639,785
Nationwide International Small Cap Fund, Class R6 (a)	2,509,846	24,747,082
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	1,910,556	25,028,283
Nationwide Mid Cap Market Index Fund, Class R6 (a)	4,264,130	65,113,268
Nationwide Multi-Cap Portfolio, Class R6 (a)	39,225,494	455,407,984

Total Equity Funds (cost $694,992,982)		749,936,402

Fixed Income Funds 19.5%
Nationwide Bond Index Fund, Class R6 (a)	10,189,051	116,868,418
Nationwide Core Plus Bond Fund, Class R6 (a)	6,145,479	64,773,350
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,259,990	12,977,896
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	5,069,378	51,454,182

Total Fixed Income Funds (cost $239,610,591)		246,073,846

Total Investment Companies (cost $1,016,567,688)		1,079,080,901

Exchange Traded Funds 6.3%
	Shares	Value
Equity Fund 4.7%
iShares Core MSCI Emerging Markets ETF	1,164,546	58,914,382

Fixed Income Fund 1.6%
iShares 20+ Year Treasury Bond ETF	138,915	20,267,699

Total Exchange Traded Funds (cost $80,338,892)		79,182,081

Investment Contract 8.1%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$102,528,144	102,528,144

Total Investment Contract (cost $102,528,144)		102,528,144

Total Investments (cost $1,199,434,724) — 100.0%		1,260,791,126

Liabilities in excess of other assets — 0.0%†		(600,456)

NET ASSETS — 100.0%		$1,260,190,670

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$79,182,081	$–	$–	$79,182,081
Investment Companies	1,079,080,901	–	–	1,079,080,901
Investment Contract	–	–	102,528,144	102,528,144
Total	$1,158,262,982	$–	$102,528,144	$1,260,791,126

Amounts designated as “–” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$131,059,368	$131,059,368
Purchases*	9,615,355	9,615,355
Sales	(38,146,579)	(38,146,579)
Change in Net Appreciation/Depreciation	–	–
Transfers Into Level 3	–	–
Transfers Out of Level 3	–	–
Balance as of 1/31/2020	$102,528,144	$102,528,144

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 92.9%
	Shares	Value
Alternative Assets 6.6%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	4,753,953	$47,016,591
Nationwide Amundi Strategic Income Fund, Class R6 (a)	2,211,940	23,203,255
Nationwide Emerging Markets Debt Fund, Class R6 (a)	3,037,877	31,290,135

Total Alternative Assets (cost $100,155,013)		101,509,981

Equity Funds 74.9%
Nationwide International Index Fund, Class R6 (a)	35,036,973	274,339,500
Nationwide International Small Cap Fund, Class R6 (a)	5,446,615	53,703,628
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	3,685,842	48,284,532
Nationwide Mid Cap Market Index Fund, Class R6 (a)	8,042,025	122,801,729
Nationwide Multi-Cap Portfolio, Class R6 (a)	57,035,785	662,185,463

Total Equity Funds (cost $1,085,685,148)		1,161,314,852

Fixed Income Funds 11.4%
Nationwide Bond Index Fund, Class R6 (a)	8,733,394	100,172,028
Nationwide Core Plus Bond Fund, Class R6 (a)	5,851,260	61,672,281
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,499,223	15,442,001

Total Fixed Income Funds (cost $170,613,525)		177,286,310

Total Investment Companies (cost $1,356,453,686)		1,440,111,143

Exchange Traded Fund 7.2%
	Shares	Value
Equity Fund 7.2%
iShares Core MSCI Emerging Markets ETF	2,214,506	112,031,858

Total Exchange Traded Fund (cost $116,241,002)		112,031,858

Total Investments (cost $1,472,694,688) — 100.1%		1,552,143,001

Liabilities in excess of other assets — (0.1)%		(1,172,095)

NET ASSETS — 100.0%		$1,550,970,906

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 81.6%

	Shares	Value
Alternative Assets 5.5%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,322,750	$13,082,000
Nationwide Amundi Strategic Income Fund, Class R6 (a)	627,294	6,580,317
Nationwide Emerging Markets Debt Fund, Class R6 (a)	426,122	4,389,055

Total Alternative Assets (cost $23,809,138)		24,051,372

Equity Funds 39.9%
Nationwide International Index Fund, Class R6 (a)	5,417,494	42,418,982
Nationwide International Small Cap Fund, Class R6 (a)	429,677	4,236,616
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,251,408	19,109,007
Nationwide Multi-Cap Portfolio, Class R6 (a)	9,261,843	107,529,998

Total Equity Funds (cost $161,113,487)		173,294,603

Fixed Income Funds 36.2%
Nationwide Bond Index Fund, Class R6 (a)	6,783,048	77,801,560
Nationwide Core Plus Bond Fund, Class R6 (a)	2,945,510	31,045,673
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,294,095	13,329,174
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	3,471,106	35,231,725

Total Fixed Income Funds (cost $152,673,188)		157,408,132

Total Investment Companies (cost $337,595,813)		354,754,107

Exchange Traded Funds 5.4%

	Shares	Value
Equity Fund 3.3%
iShares Core MSCI Emerging Markets ETF	277,427	14,035,032

Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond ETF	63,044	9,198,120

Total Exchange Traded Funds (cost $23,042,655)		23,233,152

Investment Contract 13.1%

	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$57,040,371	57,040,371

Total Investment Contract (cost $57,040,371)		57,040,371

Total Investments (cost $417,678,839) — 100.1%		435,027,630

Liabilities in excess of other assets — (0.1)%		(232,562)

NET ASSETS — 100.0%		$434,795,068

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$23,233,152	$–	$–	$23,233,152
Investment Companies	354,754,107	–	–	354,754,107
Investment Contract	–	–	57,040,371	57,040,371
Total	$377,987,259	$–	$57,040,371	$435,027,630

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2019	$70,933,606	$70,933,606
Purchases*	5,000,149	5,000,149
Sales	(18,893,384)	(18,893,384)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$57,040,371	$57,040,371

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Contract has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Long/Short Equity Fund

Long Positions 95.7%

Common Stocks 95.7%
	Shares	Value
Automobiles 2.7%
General Motors Co.	18,637	$622,289

Banks 6.9%
JPMorgan Chase & Co.	4,889	647,108
US Bancorp	7,390	393,296
Wells Fargo & Co.	11,970	561,872

		1,602,276

Beverages 2.1%
Coca-Cola Co. (The)	8,260	482,384

Biotechnology 3.5%
AbbVie, Inc.	5,031	407,612
Amgen, Inc.	1,845	398,612

		806,224

Building Products 1.2%
Lennox International, Inc.	1,222	284,702

Capital Markets 1.7%
S&P Global, Inc.	1,321	388,017

Chemicals 4.0%
Ecolab, Inc.	2,055	403,006
Sherwin-Williams Co. (The)	936	521,343

		924,349

Communications Equipment 2.9%
Cisco Systems, Inc.	14,660	673,920

Diversified Consumer Services 0.8%
Grand Canyon Education, Inc. *	2,437	190,768

Diversified Telecommunication Services 3.8%
AT&T, Inc.	23,318	877,223

Electronic Equipment, Instruments & Components 0.9%
Littelfuse, Inc.	1,173	207,516

Health Care Equipment & Supplies 4.1%
Align Technology, Inc. *	1,493	383,850
Masimo Corp. *	3,295	562,127

		945,977

Health Care Providers & Services 2.9%
BioTelemetry, Inc. *	7,953	389,061
UnitedHealth Group, Inc.	1,076	293,156

		682,217

Hotels, Restaurants & Leisure 1.3%
Starbucks Corp.	3,541	300,383

Insurance 1.1%
Primerica, Inc.	2,130	252,533

Interactive Media & Services 2.4%
Alphabet, Inc., Class A *	133	190,560
Facebook, Inc., Class A *	1,820	367,476

		558,036

Internet & Direct Marketing Retail 1.8%
Amazon.com, Inc. *	204	409,779

IT Services 14.2%
Broadridge Financial Solutions, Inc.	2,972	354,114
EPAM Systems, Inc. *	1,696	386,925
Fiserv, Inc. *	4,836	573,598
FleetCor Technologies, Inc. *	1,093	344,546
Global Payments, Inc.	2,129	416,113
International Business Machines Corp.	3,348	481,208
Mastercard, Inc., Class A	2,341	739,616

		3,296,120

Machinery 1.2%
Caterpillar, Inc.	2,156	283,191

Oil, Gas & Consumable Fuels 7.0%
Chevron Corp.	7,370	789,622

Long Positions (continued)

Common Stocks (continued)
	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc, Class B, ADR-NL	15,435	$822,377

		1,611,999

Pharmaceuticals 4.2%
Pfizer, Inc.	11,451	426,435
Zoetis, Inc.	4,108	551,335

		977,770

Professional Services 2.0%
Verisk Analytics, Inc.	2,853	463,527

Real Estate Management & Development 2.1%
CBRE Group, Inc., Class A *	8,019	489,560

Road & Rail 1.8%
CSX Corp.	5,548	423,534

Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	1,589	484,899
ON Semiconductor Corp. *	13,352	309,099

		793,998

Software 2.9%
Paycom Software, Inc. *	2,076	660,500

Specialty Retail 5.1%
Five Below, Inc. *	2,950	333,999
Floor & Decor Holdings, Inc., Class A *	7,577	373,622
Home Depot, Inc. (The)	2,083	475,132

		1,182,753

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	2,969	918,935

Tobacco 3.7%
Philip Morris International, Inc.	10,452	864,380

Total Common Stocks (cost $17,808,521)		22,174,860

Total Investments (cost $17,808,521) — 95.7%		22,174,860

Total Securities Sold Short (proceeds $10,158,405) — (44.2)%		(10,231,490)

Other assets in excess of liabilities — 48.5%		11,219,662

NET ASSETS — 100.0%		$23,163,032

Short Positions 44.2%

Common Stocks 10.7%
	Shares	Value
Auto Components 1.3%
Dorman Products, Inc. *	4,400	307,120

Automobiles 1.4%
Harley-Davidson, Inc.	9,600	320,640

Building Products 2.0%
Patrick Industries, Inc.	8,800	456,544

Communications Equipment 1.4%
Plantronics, Inc.	11,450	328,844

Machinery 2.1%
Snap-on, Inc.	1,000	159,630
Welbilt, Inc. *	21,700	327,453

		487,083

Specialty Retail 1.4%
Urban Outfitters, Inc. *	13,070	334,592

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Long/Short Equity Fund (Continued)

Short Positions (continued)

Common Stocks (continued)
	Shares	Value
Textiles, Apparel & Luxury Goods 1.1%
Canada Goose Holdings, Inc. *	8,200	$246,000

Total Common Stocks (proceeds $2,602,158)		2,480,823

Exchange Traded Funds 33.5%
	Shares	Value
Equity Funds 33.5%
iShares Russell 2000 ETF	40,245	6,460,530
SPDR S&P 500 ETF Trust	4,010	1,290,137

Total Exchange Traded Funds (proceeds $7,556,247)		7,750,667

TOTAL SECURITIES SOLD SHORT (proceeds $10,158,405) - 44.2%		$10,231,490

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NL	Netherlands

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Long/Short Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Loomis All Cap Growth Fund

Common Stocks 98.8%
	Shares	Value
Air Freight & Logistics 3.2%
Expeditors International of Washington, Inc.	169,764	$12,399,563

Beverages 6.3%
Coca-Cola Co. (The)	104,610	6,109,224
Monster Beverage Corp. *	270,115	17,989,659

		24,098,883

Biotechnology 5.2%
Amgen, Inc.	19,059	4,117,697
BioMarin Pharmaceutical, Inc. *	68,586	5,726,931
Regeneron Pharmaceuticals, Inc. *	29,587	9,998,631

		19,843,259

Capital Markets 6.6%
FactSet Research Systems, Inc.	23,751	6,795,399
MSCI, Inc.	31,046	8,872,947
SEI Investments Co.	145,559	9,499,180

		25,167,526

Communications Equipment 2.1%
Cisco Systems, Inc.	177,854	8,175,948

Energy Equipment & Services 1.4%
Schlumberger Ltd.	163,243	5,470,273

Food Products 1.7%
Danone SA, ADR-FR	398,290	6,352,725

Health Care Equipment & Supplies 0.9%
Varian Medical Systems, Inc. *	24,075	3,384,223

Health Care Technology 2.3%
Cerner Corp.	121,137	8,701,271

Hotels, Restaurants & Leisure 6.2%
Starbucks Corp.	90,835	7,705,533
Yum China Holdings, Inc.	249,520	10,746,827
Yum! Brands, Inc.	51,160	5,411,193

		23,863,553

Household Products 3.0%
Colgate-Palmolive Co.	72,369	5,339,385
Procter & Gamble Co. (The)	48,154	6,000,951

		11,340,336

Interactive Media & Services 10.4%
Alphabet, Inc., Class A *	6,712	9,616,820
Alphabet, Inc., Class C *	6,714	9,629,420
Facebook, Inc., Class A *	102,083	20,611,578

		39,857,818

Internet & Direct Marketing Retail 12.4%
Alibaba Group Holding Ltd., ADR-CN *	107,032	22,111,741
Amazon.com, Inc. *	12,629	25,368,125

		47,479,866

IT Services 6.4%
Automatic Data Processing, Inc.	21,455	3,677,172
Visa, Inc., Class A	104,642	20,820,619

		24,497,791

Machinery 2.0%
Deere & Co.	48,873	7,750,280

Pharmaceuticals 8.2%
Merck & Co., Inc.	29,241	2,498,351
Novartis AG, ADR-CH	72,498	6,851,786
Novo Nordisk A/S, ADR-DK	170,639	10,379,970
Roche Holding AG, ADR-CH	274,080	11,456,544

		31,186,651

Semiconductors & Semiconductor Equipment 5.8%
NVIDIA Corp.	51,179	12,100,251
QUALCOMM, Inc.	119,185	10,167,672

		22,267,923

Common Stocks (continued)
	Shares	Value
Software 11.9%
Autodesk, Inc. *	93,745	$18,453,703
Microsoft Corp.	63,359	10,785,603
Oracle Corp.	313,258	16,430,382

		45,669,688

Textiles, Apparel & Luxury Goods 2.8%
Under Armour, Inc., Class A *(a)	529,899	10,693,362

Total Common Stocks (cost $306,081,696)		378,200,939

Short-Term Investment 0.2%
	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	740,756	740,756

Total Short-Term Investment (cost $740,756)		740,756

Repurchase Agreements 2.3%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $251,563, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $256,835. (c)	$251,530	251,530

Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $8,404,045, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $8,580,178. (c)	8,402,973	8,402,973

Total Repurchase Agreements (cost $8,654,503)		8,654,503

Total Investments (cost $315,476,955) — 101.3%		387,596,198

Liabilities in excess of other assets — (1.3)%		(5,136,125)

NET ASSETS — 100.0%		$382,460,073

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis All Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $8,901,237, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $740,756 and $8,654,503, respectively, a total value of $9,395,259.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $9,395,259.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis All Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$378,200,939	$–	$–	$378,200,939
Repurchase Agreements	–	8,654,503	–	8,654,503
Short-Term Investment	740,756	–	–	740,756
Total	$378,941,695	$8,654,503	$–	$387,596,198

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund

Asset-Backed Securities 8.2%
	Principal Amount	Value

Airlines 0.3%
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 1/12/2021	$1,222,899	$1,253,384

Automobiles 5.8%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020(a)	208	208
American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.69%, 12/12/2025(a)	700,000	706,172
Americredit Automobile Receivables Trust
Series 2019-1, Class A3, 2.97%, 11/20/2023	665,000	676,298
Series 2019-2, Class B, 2.54%, 7/18/2024	2,180,000	2,218,263
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/2025(a)	980,000	1,037,876
CPS Auto Receivables Trust
Series 2018-D, Class B, 3.61%, 11/15/2022(a)	1,145,000	1,155,926
Series 2018-A, Class C, 3.05%, 12/15/2023(a)	235,000	236,512
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	1,295,000	1,312,994
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	330,000	333,184
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/2024	995,000	1,006,149
DT Auto Owner Trust
Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	1,385,000	1,398,998
Series 2018-2A, Class C, 3.67%, 3/15/2024(a)	1,175,000	1,185,684
Series 2019-1A, Class C, 3.61%, 11/15/2024(a)	540,000	551,374
Series 2019-2A, Class C, 3.18%, 2/18/2025(a)	235,000	239,558
Exeter Automobile Receivables Trust
Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	116,390	116,441
Series 2018-2A, Class B, 3.27%, 5/16/2022(a)	472,789	473,610
Series 2020-1A, Class B, 2.26%, 4/15/2024(a)	300,000	301,663
Flagship Credit Auto Trust
Series 2018-2, Class B, 3.56%, 5/15/2023(a)	1,550,000	1,580,399
Series 2018-4, Class B, 3.88%, 10/16/2023(a)	380,000	391,807
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/2031(a)	1,900,000	2,018,407
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class A, 3.06%, 4/17/2023(a)	463,326	466,381
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	425,000	430,631
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/2023(a)	650,000	661,703
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2, 3.22%, 2/15/2023(a)	1,060,000	1,075,621
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	845,000	873,074

Asset-Backed Securities (continued)
	Principal Amount	Value

Automobiles (continued)
Santander Drive Auto Receivables Trust
Series 2019-2, Class C, 2.90%, 10/15/2024	$1,035,000	$1,051,848
Series 2018-5, Class C, 3.81%, 12/16/2024	340,000	345,665
Westlake Automobile Receivables Trust
Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	246,603	246,673
Series 2019-1A, Class B, 3.26%, 10/17/2022(a)	485,000	491,683
Series 2019-2A, Class B, 2.62%, 7/15/2024(a)	1,495,000	1,509,492

		24,094,294

Other 1.8%
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029(a)	3,585,000	3,651,326
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2048(a)	918,375	967,462
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/2024(a)	734,277	744,061
Sofi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	2,112,258	2,125,881

		7,488,730

Student Loan 0.3%
Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.85%, 5/25/2033	729,730	759,365
Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.95%, 2/25/2042(a)	700,000	716,286

		1,475,651

Total Asset-Backed Securities (cost $33,609,098)		34,312,059

Collateralized Mortgage Obligations 19.7%
	Principal Amount	Value
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.73%, 3/25/2047(a)(b)	541,867	559,003
FHLMC REMICS
Series 1666, Class J, 6.25%, 1/15/2024	153,893	162,717
Series 3747, Class CY, 4.50%, 10/15/2040	1,000,000	1,169,190
Series 3934, Class KB, 5.00%, 10/15/2041	1,000,000	1,185,825
Series 4030, Class BE, 4.00%, 4/15/2042	2,511,000	2,920,134
FNMA REMICS
Series 2010-92, Class B, 4.50%, 8/25/2030	1,500,000	1,725,138
Series 2017-82, Class FG, 1.91%, 11/25/2032(b)	15,821,673	15,699,965
Series 2004-29, Class PS, IO, 5.94%, 5/25/2034(b)	2,095,130	512,787
Series 2004-37, Class AL, 4.50%, 6/25/2034	1,100,000	1,294,569
Series 2016-32, Class SA, IO, 4.44%, 10/25/2034(b)	10,845,686	1,824,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
FNMA REMICS (continued)
Series 2014-78, Class QY, 3.00%, 12/25/2034	$6,125,455	$6,485,991
Series 2010-57, Class SA, IO, 4.79%, 6/25/2040(b)	3,037,860	569,324
Series 2010-63, Class SA, IO, 4.84%, 6/25/2040(b)	2,652,980	499,452
Series 2010-118, Class SN, IO, 4.94%, 10/25/2040(b)	13,120,408	2,950,914
Series 2013-18, Class FB, 2.01%, 10/25/2041(b)	1,588,971	1,585,089
Series 2012-14, Class Z, 4.00%, 3/25/2042	898,544	967,684
Series 2015-55, Class IN, IO, 4.50%, 8/25/2045	858,718	126,956
Series 2016-40, Class GA, 4.26%, 7/25/2046(b)	739,389	771,414
Series 2017-26, Class ID, IO, 3.50%, 4/25/2047	1,221,318	180,597
Series 2018-4, Class FM, 1.96%, 2/25/2048(b)	985,243	976,404
Series 2019-31, Class FA, 2.06%, 7/25/2049(b)	3,025,224	3,018,198
Series 2019-81, Class FJ, 2.16%, 1/25/2050(b)	1,981,754	1,977,976
GNMA REMICS
Series 2009-61, Class ZQ, 6.00%, 8/16/2039	3,069,477	4,144,996
Series 2019-21, Class , IO, 4.50%, 2/20/2049	10,648,270	1,560,494
Series 2019-117, Class LI, IO, 3.50%, 9/20/2049	4,895,309	455,990
Series 2019-132, Class LI, IO, 3.50%, 10/20/2049	2,029,845	161,566
Series 2012-H20, Class PT, 2.44%, 7/20/2062(b)	908,273	915,626
Series 2018-H02, Class ZJ, 4.50%, 10/20/2064(b)	490,982	539,785
Series 2017-H12, Class EZ, 4.72%, 6/20/2066(b)	574,344	640,477
Series 2017-H13, Class JZ, 4.81%, 5/20/2067(b)	627,435	665,867
Series 2017-H22, Class FD, 1.89%, 11/20/2067(b)	784,210	782,420
Series 2017-H25, Class FD, 1.84%, 12/20/2067(b)	835,808	833,090
Series 2019-H01, Class FT, 2.09%, 10/20/2068(b)	10,499,752	10,478,702
Series 2019-H07, Class BZ, 4.28%, 1/20/2069(b)	3,828,123	4,790,022
Series 2019-H05, Class FT, 2.02%, 4/20/2069(b)	6,917,821	6,927,361
Series 2019-H13, Class FT, 2.04%, 8/20/2069(b)	1,119,365	1,121,232
Series 2019-H18, Class DF, 2.09%, 10/20/2069(b)	972,584	969,546

Total Collateralized Mortgage Obligations (cost $78,609,482)		82,150,781

Commercial Mortgage-Backed Securities 8.3%
	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.10%, 12/15/2072	910,000	973,841
COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/2046	4,450,000	4,601,085

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value
CSAIL 2019-C18 Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.97%, 12/15/2052	$765,000	$806,162
FHLMC Multifamily Structured Pass-Through CertificatesREMICS, Series K-1513, Class X1, IO, 1.00%, 8/25/2034(b)	979,801	88,982
GNMAREMICS, Series 2018-82 IO, 0.50%, 5/16/2058(b)	23,461,480	1,163,502
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.07%, 1/10/2047	4,139,865	4,456,149
Series 2020-GC45, Class A5, 2.91%, 2/13/2053	415,000	438,366
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.16%, 8/5/2034(a)	2,015,000	2,123,548
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/2052	1,390,000	1,480,070
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.30%, 8/15/2046(b)	1,130,000	1,214,387
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.15%, 11/15/2027(a)(b)	655,893	654,683
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	6,270,000	6,499,460
Series 2013-C6, Class A4, 3.24%, 4/10/2046	4,440,000	4,618,196
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(b)	1,505,000	1,615,664
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.10%, 3/15/2047	3,490,000	3,786,455

Total Commercial Mortgage-Backed Securities (cost $33,938,712)		34,520,550

Corporate Bonds 37.5%
	Principal Amount	Value

Aerospace & Defense 0.2%
United Technologies Corp.,
4.50%, 6/1/2042	630,000	790,956

Airlines 0.3%
Delta Air Lines, Inc.,
2.90%, 10/28/2024	1,060,000	1,070,356

Automobiles 0.7%
BMW US Capital LLC, 1.85%, 9/15/2021(a)	1,090,000	1,092,737
Hyundai Capital America, 3.95%, 2/1/2022(a)	1,320,000	1,366,479
Volkswagen Group of America Finance LLC, 3.20%, 9/26/2026(a)	390,000	410,208

		2,869,424

Banks 10.5%
ABN AMRO Bank NV, 2.65%, 1/19/2021(a)	1,905,000	1,920,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040(c)	$570,000	$667,249
Bank of Ireland Group plc,
4.50%, 11/25/2023(a)	620,000	666,865
Bank of Nova Scotia (The),
2.20%, 2/3/2025	1,705,000	1,722,903
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/2023(a)	765,000	812,268
2.38%, 11/21/2024(a)	985,000	1,001,319
Barclays plc,
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	945,000	990,285
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(c)	545,000	580,416
BNP Paribas SA,
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025(a)(c)	880,000	902,839
(SOFR + 1.51%), 3.05%, 1/13/2031(a)(c)	850,000	873,526
Capital One NA,
2.15%, 9/6/2022	320,000	322,486
Citibank NA,
(ICE LIBOR USD 3 Month + 0.60%), 2.84%, 5/20/2022(c)	745,000	755,007
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	1,280,000	1,309,218
Comerica, Inc.,
3.70%, 7/31/2023	570,000	605,573
Cooperatieve Rabobank UA,
2.75%, 1/10/2023	460,000	473,261
Credit Agricole SA,
3.75%, 4/24/2023(a)	1,365,000	1,439,793
Danske Bank A/S,
3.88%, 9/12/2023(a)	1,910,000	2,009,023
DNB Bank ASA,
2.15%, 12/2/2022(a)	1,430,000	1,443,260
JPMorgan Chase & Co.,
(ICE LIBOR USD 3 Month + 0.70%), 3.21%, 4/1/2023(c)	1,005,000	1,034,538
Lloyds Bank plc,
2.25%, 8/14/2022	450,000	455,337
Lloyds Banking Group plc,
4.05%, 8/16/2023	1,440,000	1,534,407
National Australia Bank Ltd.,
3.70%, 11/4/2021	1,675,000	1,730,995
NatWest Markets plc,
3.63%, 9/29/2022(a)	1,920,000	1,999,061
PNC Financial Services Group, Inc. (The),
2.60%, 7/23/2026	680,000	701,300
Santander Holdings USA, Inc.,
3.24%, 10/5/2026(a)	1,510,000	1,547,660
Santander UK plc,
2.50%, 1/5/2021	1,735,000	1,747,697
(ICE LIBOR USD 3 Month + 0.62%), 2.53%, 6/1/2021(c)	425,000	427,223
2.88%, 6/18/2024	980,000	1,016,759
Societe Generale SA,
2.63%, 1/22/2025(a)	1,695,000	1,713,835
Standard Chartered plc,
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025(a)(c)	1,015,000	1,067,984
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)	1,400,000	1,417,646
Sumitomo Mitsui Financial Group, Inc.,
2.78%, 7/12/2022	350,000	358,081
2.75%, 1/15/2030	1,430,000	1,460,514

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Svenska Handelsbanken AB,
3.90%, 11/20/2023	$1,035,000	$1,116,335
Truist Financial Corp.,
3.05%, 6/20/2022	1,620,000	1,667,481
2.50%, 8/1/2024	560,000	574,458
UniCredit SpA,
3.75%, 4/12/2022(a)	1,730,000	1,781,902
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030(c)	710,000	732,232
Westpac Banking Corp.,
2.80%, 1/11/2022	525,000	535,863
2.65%, 1/16/2030	500,000	513,415

		43,630,258

Beverages 0.1%
Brown-Forman Corp.,
3.50%, 4/15/2025	390,000	422,988

Biotechnology 0.2%
AbbVie, Inc.,
2.95%, 11/21/2026(a)	705,000	728,172

Capital Markets 2.9%
Ares Capital Corp.,
3.25%, 7/15/2025	2,035,000	2,054,217
BlackRock, Inc.,
2.40%, 4/30/2030	840,000	854,348
Deutsche Bank AG,
(SOFR + 2.58%), 3.96%, 11/26/2025(c)	995,000	1,037,643
E*TRADE Financial Corp.,
2.95%, 8/24/2022	1,075,000	1,099,783
FS KKR Capital Corp.,
4.13%, 2/1/2025	510,000	526,624
Lehman Brothers Holdings, Inc.,
5.63%, 1/24/2013(d)	4,000,000	50,800
Macquarie Bank Ltd.,
2.10%, 10/17/2022(a)	1,870,000	1,884,524
Nomura Holdings, Inc.,
2.65%, 1/16/2025	1,430,000	1,452,062
Northern Trust Corp.,
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(c)	1,750,000	1,834,597
State Street Corp.,
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(c)	1,080,000	1,100,509

		11,895,107

Chemicals 0.4%
Cabot Corp.,
4.00%, 7/1/2029	625,000	679,590
Methanex Corp.,
5.65%, 12/1/2044	825,000	840,164

		1,519,754

Consumer Finance 2.8%
American Express Co.,
3.70%, 8/3/2023	1,005,000	1,067,982
American Honda Finance Corp.,
3.63%, 10/10/2023	575,000	612,678
2.15%, 9/10/2024	200,000	202,839
2.35%, 1/8/2027	1,215,000	1,233,667
Avolon Holdings Funding Ltd.,
3.63%, 5/1/2022(a)	705,000	725,995
Capital One Financial Corp.,
3.90%, 1/29/2024	1,325,000	1,418,645

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Finance (continued)
Caterpillar Financial Services Corp.,
3.65%, 12/7/2023	$965,000	$1,030,661
Ford Motor Credit Co. LLC,
2.98%, 8/3/2022	1,400,000	1,408,685
4.27%, 1/9/2027	960,000	973,140
General Motors Financial Co., Inc.,
2.90%, 2/26/2025	730,000	737,780
Harley-Davidson Financial Services, Inc.,
4.05%, 2/4/2022(a)	400,000	415,105
3.35%, 2/15/2023(a)	610,000	630,491
John Deere Capital Corp.,
2.60%, 3/7/2024	255,000	263,666
LeasePlan Corp. NV,
2.88%, 10/24/2024(a)	780,000	798,259

		11,519,593

Diversified Financial Services 0.9%
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/2035	645,000	726,496
Mitsubishi UFJ Lease & Finance Co. Ltd.,
2.65%, 9/19/2022(a)	1,400,000	1,417,674
National Rural Utilities Cooperative Finance Corp.,
4.30%, 3/15/2049	470,000	589,854
ORIX Corp.,
3.25%, 12/4/2024	635,000	670,926
Pine Street Trust II,
5.57%, 2/15/2049(a)	275,000	323,560

		3,728,510

Diversified Telecommunication Services 0.7%
British Telecommunications plc,
3.25%, 11/8/2029(a)	1,760,000	1,796,071
Deutsche Telekom AG,
3.63%, 1/21/2050(a)	1,025,000	1,059,100

		2,855,171

Electric Utilities 1.7%
Alliant Energy Finance LLC,
4.25%, 6/15/2028(a)	1,335,000	1,465,474
Duke Energy Corp.,
2.65%, 9/1/2026	450,000	462,864
Entergy Mississippi LLC,
3.85%, 6/1/2049	255,000	294,409
Entergy Texas, Inc.,
3.45%, 12/1/2027	415,000	437,948
MidAmerican Energy Co.,
3.15%, 4/15/2050	965,000	1,014,080
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/2021	1,365,000	1,379,148
Southern California Edison Co.,
3.65%, 2/1/2050	1,015,000	1,061,040
Vistra Operations Co. LLC,
4.30%, 7/15/2029(a)	980,000	1,008,372

		7,123,335

Electronic Equipment, Instruments & Components 0.2%
Flex Ltd.,
4.88%, 6/15/2029	795,000	889,063

Energy Equipment & Services 0.2%
National Oilwell Varco, Inc.,
3.60%, 12/1/2029	635,000	637,423

Equity Real Estate Investment Trusts (REITs) 1.0%
Boston Properties LP,
4.13%, 5/15/2021	1,475,000	1,512,089

Corporate Bonds (continued)
	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.,
3.00%, 1/15/2030	$1,140,000	$1,171,848
Host Hotels & Resorts LP,
Series H, 3.38%, 12/15/2029	605,000	629,238
Kimco Realty Corp.,
3.70%, 10/1/2049	350,000	362,694
Omega Healthcare Investors, Inc.,
4.50%, 1/15/2025	405,000	438,400

		4,114,269

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc.,
2.70%, 7/26/2022(a)	1,710,000	1,739,819

Food Products 0.4%
Bunge Ltd. Finance Corp.,
4.35%, 3/15/2024	1,000,000	1,065,085
Kraft Heinz Foods Co.,
3.00%, 6/1/2026	180,000	183,098
4.88%, 10/1/2049(a)	490,000	535,894

		1,784,077

Health Care Equipment & Supplies 0.6%
Abbott Laboratories,
3.40%, 11/30/2023	1,508,000	1,602,730
DH Europe Finance II Sarl,
2.20%, 11/15/2024	840,000	853,489

		2,456,219

Health Care Providers & Services 0.8%
Cigna Corp.,
4.75%, 11/15/2021(a)	1,690,000	1,776,169
3.75%, 7/15/2023	910,000	962,208
4.50%, 2/25/2026(a)	140,000	156,416
Quest Diagnostics, Inc.,
2.95%, 6/30/2030	290,000	296,659

		3,191,452

Hotels, Restaurants & Leisure 0.8%
Choice Hotels International, Inc.,
3.70%, 12/1/2029	975,000	1,000,555
Marriott International, Inc.,
Series Z, 4.15%, 12/1/2023	655,000	706,871
Royal Caribbean Cruises Ltd.,
2.65%, 11/28/2020	1,725,000	1,733,803

		3,441,229

Household Durables 0.5%
DR Horton, Inc.,
2.55%, 12/1/2020	1,080,000	1,086,195
Panasonic Corp.,
2.54%, 7/19/2022(a)	975,000	989,348

		2,075,543

Independent Power and Renewable Electricity Producers 0.3%
Exelon Generation Co. LLC,
4.25%, 6/15/2022	1,330,000	1,395,259

Insurance 2.4%
Aflac, Inc.,
4.75%, 1/15/2049	355,000	456,846
American Financial Group, Inc.,
3.50%, 8/15/2026	1,075,000	1,140,087
American International Group, Inc.,
3.30%, 3/1/2021	1,560,000	1,584,335
Assurant, Inc.,
4.20%, 9/27/2023	565,000	599,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Insurance (continued)
Athene Global Funding,
2.50%, 1/14/2025(a)	$2,035,000	$2,053,903
Brighthouse Financial, Inc.,
3.70%, 6/22/2027	245,000	248,187
4.70%, 6/22/2047	805,000	776,976
Global Atlantic Fin Co.,
4.40%, 10/15/2029(a)	665,000	683,906
Guardian Life Insurance Co. of America (The),
3.70%, 1/22/2070(a)	650,000	682,226
Jackson National Life Global Funding,
3.88%, 6/11/2025(a)	195,000	212,908
Reliance Standard Life Global Funding II,
3.85%, 9/19/2023(a)	960,000	1,024,799
Unum Group,
4.50%, 12/15/2049	725,000	735,956

		10,199,514

IT Services 0.6%
IBM Credit LLC,
2.20%, 9/8/2022	1,075,000	1,083,472
Western Union Co. (The),
4.25%, 6/9/2023	1,240,000	1,322,670

		2,406,142

Leisure Products 0.2%
Hasbro, Inc.,
3.55%, 11/19/2026	710,000	739,810

Machinery 0.7%
Caterpillar, Inc.,
3.25%, 9/19/2049	485,000	509,537
Kennametal, Inc.,
4.63%, 6/15/2028	1,100,000	1,200,555
Timken Co. (The),
4.50%, 12/15/2028	660,000	731,114
Westinghouse Air Brake Technologies Corp.,
(ICE LIBOR USD 3 Month + 1.30%), 3.19%, 9/15/2021(c)	420,000	420,086

		2,861,292

Media 0.8%
Charter Communications Operating LLC,
4.80%, 3/1/2050	815,000	872,155
Cox Communications, Inc.,
3.15%, 8/15/2024(a)	1,075,000	1,124,578
Interpublic Group of Cos., Inc. (The),
3.50%, 10/1/2020	310,000	313,270
ViacomCBS, Inc.,
6.88%, 4/30/2036	830,000	1,149,688

		3,459,691

Metals & Mining 0.1%
ArcelorMittal SA,
3.60%, 7/16/2024	230,000	237,997
Glencore Funding LLC,
4.13%, 3/12/2024(a)	290,000	308,315

		546,312

Multiline Retail 0.1%
Target Corp.,
2.35%, 2/15/2030	455,000	462,230

Multi-Utilities 0.3%
Dominion Energy, Inc.,
3.07%, 8/15/2024(e)	405,000	420,371

Corporate Bonds (continued)
	Principal Amount	Value

Multi-Utilities (continued)
DTE Energy Co.,
Series C, 2.53%, 10/1/2024(e)	$985,000	$1,006,277

		1,426,648

Oil, Gas & Consumable Fuels 2.0%
Aker BP ASA,
3.75%, 1/15/2030(a)	670,000	678,000
Cameron LNG LLC,
3.30%, 1/15/2035(a)	340,000	358,670
Energy Transfer Operating LP,
5.00%, 5/15/2050	1,015,000	1,045,386
Enterprise Products Operating LLC,
3.95%, 1/31/2060	1,015,000	1,028,867
Equinor ASA,
3.25%, 11/18/2049	705,000	744,512
Kinder Morgan, Inc.,
7.80%, 8/1/2031	1,195,000	1,653,914
Midwest Connector Capital Co. LLC,
3.63%, 4/1/2022(a)	830,000	856,075
MPLX LP,
(ICE LIBOR USD 3 Month + 0.90%), 2.79%, 9/9/2021(c)	2,000,000	2,007,346

		8,372,770

Pharmaceuticals 0.1%
Bayer US Finance II LLC,
3.38%, 7/15/2024(a)	605,000	634,795

Road & Rail 1.1%
Penske Truck Leasing Co. LP,
4.13%, 8/1/2023(a)	1,315,000	1,406,119
4.45%, 1/29/2026(a)	240,000	264,982
Ryder System, Inc.,
3.75%, 6/9/2023	600,000	632,793
3.88%, 12/1/2023	525,000	560,431
Union Pacific Corp.,
3.25%, 2/5/2050	1,015,000	1,022,302
3.95%, 8/15/2059	485,000	529,076

		4,415,703

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.,
2.45%, 11/15/2029	1,020,000	1,045,323
Marvell Technology Group Ltd.,
4.20%, 6/22/2023	940,000	1,001,015
Microchip Technology, Inc.,
3.92%, 6/1/2021	355,000	363,618
Texas Instruments, Inc.,
2.25%, 9/4/2029	225,000	226,738

		2,636,694

Specialty Retail 0.9%
AutoNation, Inc.,
3.50%, 11/15/2024	800,000	839,093
4.50%, 10/1/2025	675,000	738,875
Best Buy Co., Inc.,
4.45%, 10/1/2028	1,000,000	1,121,191
Home Depot, Inc. (The),
3.13%, 12/15/2049	1,000,000	1,030,208

		3,729,367

Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co.,
3.50%, 10/5/2021	475,000	487,854
Seagate HDD Cayman,
4.88%, 3/1/2024	685,000	733,372

		1,221,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Thrifts & Mortgage Finance 0.3%
Nationwide Building Society,
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(c)	$1,310,000	$1,401,200

Trading Companies & Distributors 0.3%
Air Lease Corp.,
3.25%, 10/1/2029	510,000	520,004
Aviation Capital Group LLC,
3.88%, 5/1/2023(a)	835,000	869,283

		1,389,287

Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd.,
3.75%, 4/16/2023(a)	560,000	586,026

Total Corporate Bonds (cost $153,291,623)		156,366,684

Foreign Government Securities 1.1%
	Principal Amount	Value

CANADA 0.3%
Province of Saskatchewan,
9.38%, 12/15/2020	1,000,000	1,064,780

CHILE 0.3%
Chile Government Bond,
3.50%, 1/25/2050	1,025,000	1,115,200

COLOMBIA 0.2%
Republic of Colombia,
3.00%, 1/30/2030	1,025,000	1,033,713

ISRAEL 0.2%
Israel Government Bond,
3.38%, 1/15/2050	745,000	779,412

ITALY 0.1%
Republic of Italy,
2.38%, 10/17/2024	520,000	518,491

Total Foreign Government Securities (cost $4,331,922)		4,511,596

Mortgage-Backed Securities 7.2%
	Principal Amount	Value
FNMA Pool
Pool# AN3476
4.03%, 11/1/2031	4,061,700	4,708,227
Pool# AM6492
3.76%, 8/1/2034	2,305,115	2,639,501
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024	538	539
Pool# 303300
8.50%, 5/1/2025	2,503	2,700
Pool# 342718
6.50%, 5/1/2026	11,619	12,878
Pool# 250764
7.50%, 12/1/2026	29,160	31,970

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# 402854
6.00%, 12/1/2027	$5,870	$6,461
Pool# 251497
6.00%, 12/1/2027	303	334
Pool# 415652
6.50%, 3/1/2028	2,896	3,210
Pool# 432037
6.00%, 7/1/2028	33,486	36,882
Pool# 437979
6.00%, 8/1/2028	10,060	11,075
Pool# 446099
6.00%, 10/1/2028	4,752	5,231
Pool# 440738
6.00%, 12/1/2028	38,474	42,688
Pool# 450653
6.00%, 12/1/2028	37,636	41,494
Pool# 453865
6.00%, 12/1/2028	34,625	38,136
Pool# 252212
6.50%, 1/1/2029	68,072	76,590
Pool# 504076
6.50%, 6/1/2029	31,005	35,172
Pool# 484939
6.50%, 6/1/2029	9,327	10,338
Pool# 252570
6.50%, 7/1/2029	28,875	32,500
Pool# 506638
6.50%, 8/1/2029	12,797	14,184
Pool# 535300
6.50%, 5/1/2030	37,712	42,824
Pool# 539932
7.00%, 5/1/2030	5,365	5,372
Pool# 725027
5.00%, 11/1/2033	488,394	541,860
Pool# 725205
5.00%, 3/1/2034	166,103	184,245
Pool# MA3209
3.00%, 12/1/2047	4,853,762	4,992,713
Pool# MA3275
3.00%, 2/1/2048	4,870,835	5,000,572
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023	6,332	6,597
Pool# 354696
6.50%, 12/15/2023	3,368	3,717
Pool# 369270
6.50%, 12/15/2023	1,643	1,813
Pool# 368677
7.50%, 1/15/2024	5,569	5,699
Pool# 359986
7.50%, 1/15/2024	465	466
Pool# 362734
7.50%, 1/15/2024	164	164
Pool# 371909
6.50%, 2/15/2024	9,835	10,856
Pool# 392055
7.00%, 4/15/2024	2,676	2,681
Pool# 442138
8.00%, 11/15/2026	23,243	25,160
Pool# 439463
8.00%, 12/15/2026	69	69
Pool# 399109
7.50%, 2/15/2027	7,088	7,502
Pool# 445661
7.50%, 7/15/2027	2,840	2,889
Pool# 443887
7.50%, 8/15/2027	4,815	4,895
Pool# 455381
7.50%, 8/15/2027	3,497	3,806

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
GNMA I Pool (continued)
Pool# 450591
7.50%, 8/15/2027	$619	$636
Pool# 453295
7.50%, 8/15/2027	365	377
Pool# 446699
6.00%, 8/15/2028	12,485	13,758
Pool# 482748
6.00%, 9/15/2028	32,071	35,336
Pool# 460906
6.00%, 9/15/2028	7,369	8,119
Pool# 476969
6.50%, 1/15/2029	24,305	26,827
Pool# 781029
6.50%, 5/15/2029	84,517	96,659
Pool# 503106
6.50%, 6/15/2029	10,698	11,808
GNMA II Pool
Pool# 767673
4.63%, 4/20/2064(b)	1,110,747	1,193,902
Pool# BA7614
4.54%, 5/20/2067(b)	949,704	1,037,869
Pool# BC3943
4.46%, 6/20/2067(b)	3,956,798	4,385,902
Pool# BB0088
4.70%, 7/20/2067(b)	3,981,580	4,485,509

Total Mortgage-Backed Securities (cost $28,682,239)		29,890,712

U.S. Treasury Obligations 15.6%
	Principal Amount	Value
U.S. Treasury Bonds
4.25%, 5/15/2039	570,000	794,994
4.38%, 11/15/2039	2,400,000	3,409,125
4.38%, 5/15/2040	8,870,000	12,627,970
2.25%, 8/15/2049	13,355,000	14,059,268
2.38%, 11/15/2049	4,420,000	4,779,470
U.S. Treasury Notes
1.50%, 10/31/2024	12,750,000	12,850,107
1.50%, 11/30/2024	8,345,000	8,414,107
1.75%, 12/31/2024	3,670,000	3,743,400
1.75%, 11/15/2029	4,210,000	4,297,654

Total U.S. Treasury Obligations (cost $62,272,910)		64,976,095

Short-Term Investments 0.7%
	Principal Amount	Value

U.S. Treasury Obligations 0.7%
U.S. Treasury Bills
1.54%, 6/18/2020	$1,000,000	$994,327
1.58%, 6/25/2020	2,000,000	1,988,073

Total Short-Term Investments (cost $2,981,519)		2,982,400

Total Investments (cost $397,717,505) — 98.3%		409,710,877

Other assets in excess of liabilities — 1.7%		7,021,466

NET ASSETS — 100.0%		$416,732,343

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $84,401,198 which represents 20.25% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(d)	Security in default.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	46	3/2020	USD	8,909,625	273,377

					273,377

Short Contracts
U.S. Treasury 10 Year Note	(55)	3/2020	USD	(7,241,094)	(95,625)
U.S. Treasury 10 Year Ultra Note	(71)	3/2020	USD	(10,341,594)	(187,563)

					(283,188)

					(9,811)

At January 31, 2020, the Fund had $335,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$34,312,059	$–	$34,312,059
Collateralized Mortgage Obligations	–	82,150,781	–	82,150,781
Commercial Mortgage-Backed Securities	–	34,520,550	–	34,520,550
Corporate Bonds	–	156,366,684	–	156,366,684
Foreign Government Securities	–	4,511,596	–	4,511,596
Futures Contracts	273,377	–	–	273,377
Mortgage-Backed Securities	–	29,890,712	–	29,890,712
Short-Term Investments	–	2,982,400	–	2,982,400
U.S. Treasury Obligations	–	64,976,095	–	64,976,095
Total Assets	$273,377	$409,710,877	$–	$409,984,254
Liabilities:
Futures Contracts	$(283,188)	$–	$–	$(283,188)
Total Liabilities	$(283,188)	$–	$–	$(283,188)
Total	$(9,811)	$409,710,877	$–	$409,701,066
Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$273,377
Total		$273,377

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(283,188)
Total		$(283,188)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund

Asset-Backed Securities 19.9%
	Principal Amount	Value

Automobiles 15.8%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020(a)	$162	$163
Ally Auto Receivables Trust, Series 2019-4, Class A3, 1.84%, 6/17/2024	1,135,000	1,141,589
American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.69%, 12/12/2025(a)	840,000	847,407
Americredit Automobile Receivables Trust
Series 2019-1, Class A3, 2.97%, 11/20/2023	430,000	437,305
Series 2019-2, Class B, 2.54%, 7/18/2024	1,255,000	1,277,028
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/2025(a)	570,000	603,663
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/2024(a)	485,000	491,673
Carmax Auto Owner Trust, Series 2019-4, Class A2A, 2.01%, 3/15/2023	585,000	587,353
CarMax Auto Owner Trust, Series 2020-1, Class A2, 1.87%, 4/17/2023	1,225,000	1,228,626
Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.34%, 6/15/2023(a)	675,000	677,845
CPS Auto Receivables Trust
Series 2018-D, Class B, 3.61%, 11/15/2022(a)	1,010,000	1,019,638
Series 2019-C, Class B, 2.63%, 8/15/2023(a)	380,000	383,512
Series 2018-A, Class C, 3.05%, 12/15/2023(a)	120,000	120,772
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	800,000	811,116
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	250,000	252,412
Drive Auto Receivables Trust
Series 2019-3, Class B, 2.65%, 2/15/2024	365,000	369,090
Series 2020-1, Class B, 2.08%, 7/15/2024	335,000	336,763
DT Auto Owner Trust
Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	950,000	959,602
Series 2018-2A, Class C, 3.67%, 3/15/2024(a)	755,000	761,865
Series 2019-1A, Class C, 3.61%, 11/15/2024(a)	350,000	357,372
Series 2019-2A, Class C, 3.18%, 2/18/2025(a)	85,000	86,648
Exeter Automobile Receivables Trust
Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	59,650	59,676
Series 2018-2A, Class B, 3.27%, 5/16/2022(a)	310,026	310,564
Series 2020-1A, Class B, 2.26%, 4/15/2024(a)	175,000	175,970
First Investors Auto Owner Trust
Series 2018-2A, Class A1, 3.23%, 12/15/2022(a)	216,594	217,524
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	315,950	318,947
Series 2019-2A, Class A, 2.21%, 9/16/2024(a)	430,877	432,499
Flagship Credit Auto Trust
Series 2018-2, Class B, 3.56%, 5/15/2023(a)	995,000	1,014,514

Asset-Backed Securities (continued)
	Principal Amount	Value

Automobiles (continued)
Series 2018-3, Class B, 3.59%, 12/16/2024(a)	$460,000	$469,671
Ford Credit Auto Lease Trust, Series 2020-A, Class A3, 1.85%, 3/15/2023	320,000	319,712
Ford Credit Auto Owner Trust
Series 2019-B, Class A2A, 2.35%, 2/15/2022	548,587	549,735
Series 2019-C, Class A3, 1.87%, 3/15/2024	985,000	991,316
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84%, 3/15/2024	735,000	751,904
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.64%, 5/15/2023(a)	770,000	781,048
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class A, 3.06%, 4/17/2023(a)	577,571	581,379
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	260,000	263,445
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/2023(a)	430,000	437,742
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A2, 1.83%, 1/17/2023	445,000	445,934
Series 2019-3, Class A3, 2.18%, 4/16/2024	475,000	480,749
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.87%, 10/15/2024	275,000	276,225
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3, 1.83%, 1/18/2024	1,090,000	1,096,700
Hyundai Auto Lease Securitization Trust
Series 2020-A, Class A2, 1.90%, 5/16/2022(a)	560,000	561,024
Series 2020-A, Class A3, 1.95%, 7/17/2023(a)	950,000	954,570
Hyundai Auto Receivables Trust
Series 2016-B, Class A3, 1.29%, 4/15/2021	189,082	189,020
Series 2019-B, Class A3, 1.94%, 2/15/2024	830,000	837,049
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A2, 2.01%, 12/15/2021	775,000	776,106
Series 2020-A, Class A3, 1.84%, 12/15/2022	455,000	455,800
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2, 3.22%, 2/15/2023(a)	610,000	618,989
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	580,000	599,270
Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.84%, 1/17/2023	400,000	401,459
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.75%, 10/15/2021	2,464,565	2,464,592
Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.45%, 5/15/2023(a)	1,135,000	1,143,187
Santander Drive Auto Receivables Trust
Series 2018-4, Class B, 3.27%, 1/17/2023	530,000	531,746
Series 2019-2, Class C, 2.90%, 10/15/2024	485,000	492,895
Toyota Auto Receivables Owner Trust
Series 2017-A, Class A3, 1.73%, 2/16/2021	440,348	440,282

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Automobiles (continued)
Series 2019-D, Class A3, 1.92%, 1/16/2024	$1,080,000	$1,088,171
Westlake Automobile Receivables Trust
Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	125,350	125,385
Series 2018-3A, Class A2A, 2.98%, 1/18/2022(a)	272,947	273,703
Series 2019-1A, Class B, 3.26%, 10/17/2022(a)	80,000	81,102
Series 2019-2A, Class B, 2.62%, 7/15/2024(a)	905,000	913,773
Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.30%, 5/22/2028(a)	380,000	382,330
World Omni Auto Receivables Trust, Series 2019-C, Class A3, 1.96%, 12/16/2024	1,320,000	1,330,993
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.83%, 7/15/2021	777,226	779,249

		38,167,391

Credit Card 0.9%
Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.96%, 5/15/2025	925,000	932,989
World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.49%, 4/15/2026	1,200,000	1,223,002

		2,155,991

Other 2.1%
Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.70%, 1/21/2031(a)	284,727	293,462
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029(a)	1,965,000	2,001,354
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/2024(a)	469,053	475,303
Sofi Consumer Loan Program Trust
Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	1,185,159	1,192,802
Series 2018-4, Class A, 3.54%, 11/26/2027(a)	734,434	740,010
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/2023	445,000	453,841

		5,156,772

Student Loan 1.1%
Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.85%, 5/25/2033	483,927	503,579
Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.01%, 2/25/2042(a)(b)	212,152	211,759
Sofi Professional Loan Program Trust
Series 2020-A, Class A1FX, 2.06%, 5/15/2046(a)	1,805,000	1,809,454
Series 2018-B, Class A1FX, 2.64%, 8/25/2047(a)	38,495	38,548

		2,563,340

Total Asset-Backed Securities (cost $47,558,223)		48,043,494

Collateralized Mortgage Obligations 5.2%
	Principal Amount	Value
FHLMC REMICS
Series 3755, Class AL, 1.50%, 11/15/2020	$7,273	$7,246
Series 3645, Class EH, 3.00%, 12/15/2020	482	482
Series 3852, Class EA, 4.50%, 12/15/2021	1,836	1,843
Series 4060, Class EA, 1.75%, 6/15/2022	91,299	91,172
Series 2611, Class HD, 5.00%, 5/15/2023	60,952	63,273
Series 3585, Class LA, 3.50%, 10/15/2024	15,025	15,433
Series 3609, Class LE, 3.00%, 12/15/2024	429	429
Series 3718, Class BC, 2.00%, 2/15/2025	25,069	25,085
Series 3721, Class PE, 3.50%, 9/15/2040	99,104	105,026
FNMA REMICS
Series 2012-99, Class TC, 1.50%, 9/25/2022	128,398	127,773
Series 2012-100, Class WA, 1.50%, 9/25/2027	258,464	256,374
Series 2012-93, Class DP, 1.50%, 9/25/2027	231,844	228,818
Series 2010-66, Class QA, 4.50%, 8/25/2039	572	572
GNMA REMICS
Series 2009-104, Class KE, 2.50%, 8/16/2039	41,478	41,602
Series 2010-4, Class JC, 3.00%, 8/16/2039	6,268	6,276
Series 2009-88, Class QE, 3.00%, 9/16/2039	77,320	78,537
Series 2011-39, Class NE, 3.50%, 9/16/2039	109,806	113,272
Series 2010-H22, Class FE, 2.04%, 5/20/2059(b)	173,074	172,732
Series 2010-H02, Class FA, 2.48%, 2/20/2060(b)	436,540	438,860
Series 2011-H11, Class FA, 2.19%, 3/20/2061(b)	249,704	249,622
Series 2011-H23, Class HA, 3.00%, 12/20/2061	18,011	18,399
Series 2012-H18, Class NA, 2.21%, 8/20/2062(b)	126,015	126,007
Series 2013-H02, Class FD, 2.03%, 12/20/2062(b)	1,497,386	1,492,316
Series 2013-H14, Class FC, 2.16%, 6/20/2063(b)	1,407,860	1,406,649
Series 2016-H13, Class FT, 2.27%, 5/20/2066(b)	117,872	117,975
Series 2017-H14, Class FK, 1.79%, 5/20/2067(b)	1,244,886	1,241,531
Series 2017-H24, Class FJ, 1.94%, 10/20/2067(b)	1,100,534	1,099,557
Series 2017-H25, Class FD, 1.84%, 12/20/2067(b)	640,989	638,905
Series 2019-H01, Class FJ, 1.99%, 9/20/2068(b)	258,758	257,797
Series 2019-H01, Class FT, 2.09%, 10/20/2068(b)	520,788	519,744
Series 2019-H05, Class FT, 2.02%, 4/20/2069(b)	1,301,415	1,303,210
Series 2019-H13, Class FT, 2.04%, 8/20/2069(b)	910,355	911,873

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
GNMA REMICS (continued)
Series 2020-H01, Class FT, 2.04%, 1/20/2070(b)	$1,395,000	$1,394,782

Total Collateralized Mortgage Obligations (cost $12,580,933)		12,553,172

Commercial Mortgage-Backed Securities 2.4%
	Principal Amount	Value
Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.79%, 3/15/2062	1,707,386	1,746,687
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.15%, 11/15/2027(a)(b)	336,810	336,188
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,440,000	2,529,296
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(b)	1,015,000	1,089,634

Total Commercial Mortgage-Backed Securities (cost $5,629,419)		5,701,805

Corporate Bonds 58.0%
	Principal Amount	Value

Aerospace & Defense 0.3%
United Technologies Corp.,
3.65%, 8/16/2023	705,000	750,276

Airlines 0.4%
Delta Air Lines, Inc.,
2.60%, 12/4/2020	825,000	830,109

Auto Components 0.1%
Icahn Enterprises LP,
5.25%, 5/15/2027(a)	235,000	235,884

Automobiles 2.0%
BMW Finance NV,
2.25%, 8/12/2022(a)	1,200,000	1,217,288
BMW US Capital LLC,
3.45%, 4/12/2023(a)	750,000	786,633
Hyundai Capital America,
2.55%, 4/3/2020(a)	845,000	845,531
Nissan Motor Acceptance Corp.,
2.15%, 9/28/2020(a)	1,200,000	1,202,069
Volkswagen Group of America Finance LLC,
4.25%, 11/13/2023(a)	765,000	825,586

		4,877,107

Banks 19.7%
ANZ New Zealand Int’l Ltd.,
2.75%, 1/22/2021(a)	1,560,000	1,575,304
Australia & New Zealand Banking Group Ltd.,
2.05%, 11/21/2022	1,200,000	1,211,498
Bank of Ireland Group plc,
4.50%, 11/25/2023(a)	360,000	387,212
Bank of Montreal,
2.05%, 11/1/2022	1,190,000	1,201,263

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Bank of Nova Scotia (The),
2.00%, 11/15/2022	$1,205,000	$1,213,930
1.95%, 2/1/2023	1,190,000	1,197,019
2.20%, 2/3/2025	1,005,000	1,015,553
Banque Federative du Credit Mutuel SA,
2.38%, 11/21/2024(a)	590,000	599,775
Barclays plc,
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	415,000	434,887
BNP Paribas SA,
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	545,000	596,668
(SOFR + 1.51%), 3.05%, 1/13/2031(a)(c)	355,000	364,825
Canadian Imperial Bank of Commerce,
2.70%, 2/2/2021	210,000	212,033
Capital One NA,
2.15%, 9/6/2022	250,000	251,943
Citibank NA,
2.10%, 6/12/2020	500,000	500,520
Citigroup, Inc.,
(SOFR + 0.87%), 2.31%, 11/4/2022(c)	950,000	956,437
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	650,000	664,837
Comerica, Inc.,
3.70%, 7/31/2023	375,000	398,403
Commonwealth Bank of Australia,
3.45%, 3/16/2023(a)	680,000	714,591
Credit Agricole SA,
3.75%, 4/24/2023(a)	595,000	627,602
Danske Bank A/S,
3.88%, 9/12/2023(a)	1,225,000	1,288,510
DNB Bank ASA,
2.15%, 12/2/2022(a)	845,000	852,836
Fifth Third Bank,
3.35%, 7/26/2021	1,370,000	1,401,631
1.80%, 1/30/2023	1,005,000	1,007,898
ING Groep NV,
4.10%, 10/2/2023	790,000	847,690
JPMorgan Chase & Co.,
4.25%, 10/15/2020	2,500,000	2,544,007
(ICE LIBOR USD 3 Month + 0.70%), 3.21%, 4/1/2023(c)	590,000	607,341
KeyBank NA,
3.30%, 2/1/2022	500,000	515,800
Lloyds Bank plc,
2.25%, 8/14/2022	230,000	232,728
Lloyds Banking Group plc,
4.05%, 8/16/2023	935,000	996,299
Mitsubishi UFJ Financial Group, Inc.,
2.67%, 7/25/2022	685,000	698,531
Mizuho Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	1,150,000	1,170,601
National Australia Bank Ltd.,
3.70%, 11/4/2021	1,125,000	1,162,609
1.88%, 12/13/2022	1,215,000	1,221,577
National Bank of Canada,
2.15%, 6/12/2020	2,000,000	2,002,201
2.15%, 10/7/2022(a)	645,000	649,920
NatWest Markets plc,
3.63%, 9/29/2022(a)	1,200,000	1,249,413
Royal Bank of Canada,
2.80%, 4/29/2022	1,260,000	1,291,243
1.95%, 1/17/2023	1,030,000	1,036,013
Santander UK plc,
2.50%, 1/5/2021	880,000	886,440
(ICE LIBOR USD 3 Month + 0.62%), 2.53%, 6/1/2021(c)	545,000	547,851

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Santander UK plc, (continued)
2.10%, 1/13/2023	$815,000	$821,658
Skandinaviska Enskilda Banken AB,
2.20%, 12/12/2022(a)	1,210,000	1,219,305
Societe Generale SA,
2.63%, 1/22/2025(a)	985,000	995,945
Standard Chartered plc,
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)	820,000	830,336
Sumitomo Mitsui Financial Group, Inc.,
2.35%, 1/15/2025	1,215,000	1,228,671
Svenska Handelsbanken AB,
3.90%, 11/20/2023	685,000	738,830
Toronto-Dominion Bank (The),
3.25%, 6/11/2021	1,450,000	1,482,601
Truist Bank,
(ICE LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/2021(c)	1,045,000	1,059,037
Truist Financial Corp.,
3.05%, 6/20/2022	395,000	406,577
Westpac Banking Corp.,
2.65%, 1/25/2021	1,445,000	1,458,630
2.80%, 1/11/2022	325,000	331,725
2.00%, 1/13/2023	605,000	610,504

		47,519,258

Beverages 1.0%
Bacardi Ltd.,
4.45%, 5/15/2025(a)	565,000	622,092
Constellation Brands, Inc.,
3.20%, 2/15/2023	1,635,000	1,692,795

		2,314,887

Biotechnology 0.9%
AbbVie, Inc.,
2.15%, 11/19/2021(a)	580,000	583,700
Amgen, Inc.,
2.20%, 5/11/2020	1,665,000	1,666,607

		2,250,307

Building Products 0.0%†
American Woodmark Corp.,
4.88%, 3/15/2026(a)	95,000	97,731

Capital Markets 3.5%
Ameriprise Financial, Inc.,
3.00%, 3/22/2022	505,000	517,698
Ares Capital Corp.,
3.25%, 7/15/2025	1,195,000	1,206,285
BlackRock, Inc.,
2.40%, 4/30/2030	505,000	513,626
Charles Schwab Corp. (The),
3.25%, 5/21/2021	120,000	122,445
Credit Suisse AG,
2.10%, 11/12/2021	415,000	417,762
Deutsche Bank AG,
2.70%, 7/13/2020	890,000	891,712
FS KKR Capital Corp.,
4.13%, 2/1/2025	300,000	309,779
Lehman Brothers Holdings, Inc.,
5.63%, 1/24/2013(d)	500,000	6,350
Macquarie Bank Ltd.,
2.10%, 10/17/2022(a)	1,210,000	1,219,398
Nomura Holdings, Inc.,
2.65%, 1/16/2025	920,000	934,194
State Street Corp.,
1.95%, 5/19/2021	1,700,000	1,709,503

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets (continued)
USAA Capital Corp.,
2.63%, 6/1/2021(a)	$555,000	$562,584

		8,411,336

Chemicals 0.2%
Ecolab, Inc.,
4.35%, 12/8/2021	445,000	466,209

Consumer Finance 5.2%
American Express Co.,
3.70%, 11/5/2021	1,310,000	1,353,353
3.70%, 8/3/2023	665,000	706,675
American Honda Finance Corp.,
2.20%, 6/27/2022	1,180,000	1,192,822
Capital One Financial Corp.,
3.90%, 1/29/2024	855,000	915,428
Caterpillar Financial Services Corp.,
Series I, 2.65%, 5/17/2021	665,000	674,066
3.15%, 9/7/2021	490,000	501,986
1.95%, 11/18/2022	1,200,000	1,209,978
Ford Motor Credit Co. LLC,
4.27%, 1/9/2027	675,000	684,239
General Motors Financial Co., Inc.,
2.90%, 2/26/2025	435,000	439,636
Harley-Davidson Financial Services, Inc.,
4.05%, 2/4/2022(a)	230,000	238,685
3.35%, 2/15/2023(a)	395,000	408,269
LeasePlan Corp. NV,
2.88%, 10/24/2024(a)	495,000	506,587
Navient Corp.,
7.25%, 1/25/2022	890,000	954,525
5.00%, 3/15/2027	135,000	134,663
PACCAR Financial Corp.,
1.90%, 2/7/2023	960,000	968,976
1.80%, 2/6/2025	135,000	134,978
Synchrony Financial,
2.85%, 7/25/2022	155,000	158,008
4.38%, 3/19/2024	120,000	128,910
Toyota Motor Credit Corp.,
3.05%, 1/8/2021	1,235,000	1,251,250

		12,563,034

Diversified Financial Services 0.3%
Equitable Holdings, Inc.,
3.90%, 4/20/2023	585,000	619,781

Diversified Telecommunication Services 0.2%
British Telecommunications plc,
4.50%, 12/4/2023	400,000	435,979

Electric Utilities 2.5%
Alliant Energy Finance LLC,
3.75%, 6/15/2023(a)	820,000	862,910
American Electric Power Co., Inc.,
2.15%, 11/13/2020	1,635,000	1,639,630
Edison International,
2.13%, 4/15/2020	880,000	879,750
Eversource Energy,
Series N, 3.80%, 12/1/2023	1,155,000	1,226,862
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/2021	840,000	848,707
Vistra Operations Co. LLC,
3.70%, 1/30/2027(a)	600,000	602,767

		6,060,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Energy Equipment & Services 0.1%
National Oilwell Varco, Inc.,
3.60%, 12/1/2029	$270,000	$271,030

Equity Real Estate Investment Trusts (REITs) 1.5%
Digital Realty Trust LP,
2.75%, 2/1/2023	1,235,000	1,260,710
GLP Capital LP,
5.25%, 6/1/2025	600,000	671,894
Simon Property Group LP,
2.63%, 6/15/2022	1,165,000	1,190,414
VICI Properties LP,
3.50%, 2/15/2025(a)	445,000	451,782

		3,574,800

Food Products 0.4%
Bunge Ltd. Finance Corp.,
4.35%, 3/15/2024	795,000	846,743
Conagra Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.50%), 2.38%, 10/9/2020(c)	200,000	200,381

		1,047,124

Gas Utilities 0.3%
CenterPoint Energy Resources Corp.,
3.55%, 4/1/2023	750,000	783,089

Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co.,
(ICE LIBOR USD 3 Month + 0.88%), 2.84%, 12/29/2020(c)	1,079,000	1,079,558
Zimmer Biomet Holdings, Inc.,
(ICE LIBOR USD 3 Month + 0.75%), 2.65%, 3/19/2021(c)	1,395,000	1,395,286

		2,474,844

Health Care Providers & Services 2.1%
Cigna Corp.,
4.75%, 11/15/2021(a)	1,665,000	1,749,894
3.75%, 7/15/2023	805,000	851,184
CVS Health Corp.,
3.70%, 3/9/2023	1,150,000	1,206,831
McKesson Corp.,
3.65%, 11/30/2020	1,270,000	1,288,390

		5,096,299

Hotels, Restaurants & Leisure 1.2%
Marriott International, Inc.,
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 2.51%, 12/1/2020(c)	1,280,000	1,283,439
2.13%, 10/3/2022	240,000	241,852
Royal Caribbean Cruises Ltd.,
2.65%, 11/28/2020	1,460,000	1,467,451

		2,992,742

Household Durables 0.6%
DR Horton, Inc.,
2.55%, 12/1/2020	720,000	724,130
Panasonic Corp.,
2.54%, 7/19/2022(a)	590,000	598,682

		1,322,812

Independent Power and Renewable Electricity Producers 0.1%
Clearway Energy Operating LLC,
4.75%, 3/15/2028(a)	275,000	282,934

Corporate Bonds (continued)
	Principal Amount	Value

Industrial Conglomerates 0.1%
Honeywell International, Inc.,
1.85%, 11/1/2021	$315,000	$316,614

Insurance 3.6%
Aon Corp.,
2.20%, 11/15/2022	1,195,000	1,206,300
Assurant, Inc.,
4.20%, 9/27/2023	305,000	323,562
Athene Global Funding,
2.50%, 1/14/2025(a)	1,205,000	1,216,193
Jackson National Life Global Funding,
(SOFR + 0.60%), 2.15%, 1/6/2023(a)(c)	1,205,000	1,208,451
Marsh & McLennan Cos., Inc.,
3.50%, 12/29/2020	645,000	655,249
MassMutual Global Funding II,
2.25%, 7/1/2022(a)	990,000	1,005,475
Metropolitan Life Global Funding I,
2.05%, 6/12/2020(a)	1,770,000	1,772,099
2.40%, 6/17/2022(a)	560,000	569,183
Reliance Standard Life Global Funding II,
2.15%, 1/21/2023(a)	575,000	579,177

		8,535,689

Interactive Media & Services 0.5%
Baidu, Inc.,
3.88%, 9/29/2023	1,030,000	1,085,072

Internet & Direct Marketing Retail 0.7%
eBay, Inc.,
2.15%, 6/5/2020	1,670,000	1,671,255

IT Services 0.9%
IBM Credit LLC,
2.20%, 9/8/2022	620,000	624,886
International Business Machines Corp.,
2.85%, 5/13/2022	585,000	600,062
Western Union Co. (The),
4.25%, 6/9/2023	825,000	880,003

		2,104,951

Leisure Products 0.2%
Hasbro, Inc.,
3.55%, 11/19/2026	420,000	437,634

Machinery 0.2%
Westinghouse Air Brake Technologies Corp.,
(ICE LIBOR USD 3 Month + 1.30%), 3.19%, 9/15/2021(c)	400,000	400,082

Media 0.8%
Comcast Corp.,
3.45%, 10/1/2021	1,350,000	1,389,808
DISH DBS Corp.,
5.00%, 3/15/2023	275,000	279,130
Interpublic Group of Cos., Inc. (The),
3.50%, 10/1/2020	295,000	298,112

		1,967,050

Metals & Mining 0.1%
Glencore Funding LLC,
4.13%, 3/12/2024(a)	190,000	201,999

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.,
3.63%, 2/1/2021	$240,000	$240,900

Multiline Retail 0.1%
Target Corp.,
2.35%, 2/15/2030	190,000	193,019

Multi-Utilities 0.5%
Dominion Energy, Inc.,
3.07%, 8/15/2024(e)	295,000	306,196
DTE Energy Co.,
2.25%, 11/1/2022	835,000	841,353

		1,147,549

Oil, Gas & Consumable Fuels 2.6%
Aker BP ASA,
3.75%, 1/15/2030(a)	285,000	288,403
Energy Transfer Operating LP,
3.75%, 5/15/2030	540,000	550,583
EQM Midstream Partners LP,
4.75%, 7/15/2023	830,000	819,001
EQT Corp.,
6.13%, 2/1/2025	840,000	762,696
Midwest Connector Capital Co. LLC,
3.63%, 4/1/2022(a)	770,000	794,190
MPLX LP,
(ICE LIBOR USD 3 Month + 0.90%), 2.79%, 9/9/2021(c)	395,000	396,451
3.38%, 3/15/2023	780,000	812,951
Phillips 66,
(ICE LIBOR USD 3 Month + 0.60%), 2.52%, 2/26/2021(c)	1,215,000	1,215,165
Total Capital International SA,
2.22%, 7/12/2021	595,000	600,545

		6,239,985

Pharmaceuticals 1.4%
AstraZeneca plc,
3.50%, 8/17/2023	695,000	734,539
Bayer US Finance II LLC,
3.38%, 7/15/2024(a)	385,000	403,960
Bristol-Myers Squibb Co.,
2.00%, 8/1/2022	100,000	101,436
Pfizer, Inc.,
3.20%, 9/15/2023	675,000	712,466
Takeda Pharmaceutical Co. Ltd.,
4.00%, 11/26/2021	1,270,000	1,316,748

		3,269,149

Road & Rail 0.9%
Penske Truck Leasing Co. LP,
4.13%, 8/1/2023(a)	845,000	903,552
Ryder System, Inc.,
2.88%, 6/1/2022	75,000	76,718
3.75%, 6/9/2023	380,000	400,769
3.88%, 12/1/2023	350,000	373,621
Union Pacific Corp.,
2.40%, 2/5/2030	335,000	335,666

		2,090,326

Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc.,
3.13%, 4/15/2021(a)	615,000	623,852
Marvell Technology Group Ltd.,
4.20%, 6/22/2023	600,000	638,946
Microchip Technology, Inc.,
3.92%, 6/1/2021	230,000	235,583

		1,498,381

Corporate Bonds (continued)
	Principal Amount	Value

Specialty Retail 0.1%
Lithia Motors, Inc.,
4.63%, 12/15/2027(a)	$295,000	$301,637

Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co.,
3.50%, 10/5/2021	325,000	333,795

Thrifts & Mortgage Finance 0.1%
Ladder Capital Finance Holdings LLLP,
4.25%, 2/1/2027(a)	295,000	294,413

Tobacco 0.4%
BAT Capital Corp.,
2.79%, 9/6/2024	820,000	837,077

Trading Companies & Distributors 0.3%
Air Lease Corp.,
3.50%, 1/15/2022	240,000	247,297
Aviation Capital Group LLC,
3.88%, 5/1/2023(a)	515,000	536,145

		783,442

Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd.,
3.75%, 4/16/2023(a)	315,000	329,640

Total Corporate Bonds (cost $136,883,411)		139,557,857

Foreign Government Securities 0.9%
	Principal Amount	Value

ISRAEL 0.1%
Israel Government Bond,
2.50%, 1/15/2030	350,000	359,044

ITALY 0.1%
Republic of Italy,
2.38%, 10/17/2024	305,000	304,115

JAPAN 0.7%
Japan Bank for International Cooperation,
2.13%, 11/16/2020	1,636,000	1,642,301

Total Foreign Government Securities (cost $2,287,148)		2,305,460

Mortgage-Backed Securities 2.0%
	Principal Amount	Value
FHLMC Gold Pool
Pool# G11712
4.50%, 7/1/2020	4,583	4,745
Pool# G18065
5.00%, 7/1/2020	912	964
Pool# G11723
5.50%, 7/1/2020	1,419	1,421
Pool# G14780
2.50%, 7/1/2023	821,190	836,104
Pool# G14899
3.00%, 11/1/2023	176,835	182,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G13746
4.50%, 1/1/2025	$97,090	$101,398
Pool# J11719
4.00%, 2/1/2025	34,235	35,820
Pool# G13888
5.00%, 6/1/2025	27,893	29,477
Pool# J12635
4.00%, 7/1/2025	103,216	107,999
Pool# J12604
4.00%, 7/1/2025	98,757	103,321
Pool# G13908
4.00%, 10/1/2025	24,453	25,590
Pool# J19197
3.00%, 5/1/2027	305,132	314,943
Pool# G18437
3.00%, 6/1/2027	353,605	364,639
Pool# C00748
6.00%, 4/1/2029	10,070	11,288
Pool# C01418
5.50%, 10/1/2032	59,204	65,409
Pool# G01740
5.50%, 12/1/2034	34,442	38,882
Pool# G04342
6.00%, 4/1/2038	40,106	46,203
FHLMC Non Gold Pool
Pool# 972136
3.93%, 1/1/2034(b)	67,981	71,813
Pool# 848191
4.24%, 12/1/2034(b)	236,680	250,178
FNMA Pool
Pool# 815323,
3.44%, 1/1/2035 (b)	62,061	64,225
FNMA UMBS Pool
Pool# AB4251
2.50%, 1/1/2022	24,679	25,116
Pool# 981257
5.00%, 5/1/2023	39,696	41,934
Pool# MA1577
2.50%, 9/1/2023	617,252	628,180
Pool# 931892
4.50%, 9/1/2024	337,160	352,670
Pool# AL0802
4.50%, 4/1/2025	77,461	81,371
Pool# AB2518
4.00%, 3/1/2026	67,085	70,318
Pool# AB4998
3.00%, 4/1/2027	542,064	559,243
Pool# MA1174
3.00%, 9/1/2027	80,882	83,444
Pool# 190307
8.00%, 6/1/2030	822	965
Pool# 253516
8.00%, 11/1/2030	547	649
Pool# 725773
5.50%, 9/1/2034	73,644	83,107
Pool# 811773
5.50%, 1/1/2035	67,520	76,091
GNMA II Pool Pool# 5080,
4.00%, 6/20/2026	83,515	87,599

Total Mortgage-Backed Securities (cost $4,676,076)		4,747,283

U.S. Treasury Obligations 9.8%
	Principal Amount	Value
U.S. Treasury Notes
1.13%, 9/30/2021	$1,565,000	$1,558,337
1.50%, 11/30/2021	4,085,000	4,095,532
1.63%, 12/31/2021	2,385,000	2,397,484
1.50%, 8/15/2022	12,425,000	12,480,815
1.63%, 12/15/2022	2,990,000	3,016,513

Total U.S. Treasury Obligations (cost $23,388,070)		23,548,681

Total Investments (cost $233,003,280) — 98.2%		236,457,752

Other assets in excess of liabilities — 1.8%		4,274,459

NET ASSETS — 100.0%		$240,732,211

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $62,070,497 which represents 25.78% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(d)	Security in default.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	47	3/2020	USD	10,168,891	28,417

					28,417

Short Contracts
U.S. Treasury 5 Year Note	(14)	3/2020	USD	(1,684,485)	(20,261)
U.S. Treasury 10 Year Note	(87)	3/2020	USD	(11,454,094)	(184,159)

					(204,420)

					(176,003)

At January 31, 2020, the Fund had $207,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$48,043,494	$–	$48,043,494
Collateralized Mortgage Obligations	–	12,553,172	–	12,553,172
Commercial Mortgage-Backed Securities	–	5,701,805	–	5,701,805
Corporate Bonds	–	139,557,857	–	139,557,857
Foreign Government Securities	–	2,305,460	–	2,305,460
Futures Contracts	28,417	–	–	28,417
Mortgage-Backed Securities	–	4,747,283	–	4,747,283
U.S. Treasury Obligations	–	23,548,681	–	23,548,681
Total Assets	$28,417	$236,457,752	$–	$236,486,169
Liabilities:
Futures Contracts	$(204,420)	$–	$–	$(204,420)
Total Liabilities	$(204,420)	$–	$–	$(204,420)
Total	$(176,003)	$236,457,752	$–	$236,281,749

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$28,417
Total		$28,417
Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(204,420)
Total		$(204,420)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Mellon Disciplined Value Fund

Common Stocks 98.4%
	Shares	Value
Aerospace & Defense 4.6%
L3Harris Technologies, Inc.	33,826	$7,486,709
Northrop Grumman Corp.	6,664	2,496,135
United Technologies Corp.	98,677	14,821,285

		24,804,129

Airlines 1.1%
Delta Air Lines, Inc.	107,773	6,007,267

Automobiles 1.1%
General Motors Co.	173,526	5,794,033

Banks 10.4%
Bank of America Corp.	457,890	15,032,529
Citigroup, Inc.	142,613	10,611,833
JPMorgan Chase & Co.	182,590	24,167,612
US Bancorp	121,167	6,448,508

		56,260,482

Beverages 1.1%
PepsiCo, Inc.	40,430	5,741,869

Biotechnology 0.5%
AbbVie, Inc.	32,584	2,639,956

Capital Markets 8.0%
Charles Schwab Corp. (The)	59,244	2,698,564
E*TRADE Financial Corp.	145,679	6,208,839
Goldman Sachs Group, Inc. (The)	60,210	14,314,928
LPL Financial Holdings, Inc.	50,926	4,691,812
Morgan Stanley	216,884	11,334,358
State Street Corp.	52,029	3,934,953

		43,183,454

Chemicals 3.4%
CF Industries Holdings, Inc.	262,547	10,575,393
Dow, Inc.	74,755	3,443,963
Mosaic Co. (The)	216,416	4,293,694

		18,313,050

Communications Equipment 0.7%
Cisco Systems, Inc.	82,261	3,781,538

Construction & Engineering 0.9%
Quanta Services, Inc.	130,541	5,110,680

Construction Materials 4.0%
Martin Marietta Materials, Inc.	41,302	10,895,468
Vulcan Materials Co.	74,942	10,614,035

		21,509,503

Consumer Finance 0.7%
Capital One Financial Corp.	39,527	3,944,795

Diversified Financial Services 6.9%
Berkshire Hathaway, Inc., Class B *	118,761	26,653,531
Voya Financial, Inc.	177,419	10,597,237

		37,250,768

Diversified Telecommunication Services 2.5%
AT&T, Inc.	357,949	13,466,041

Electric Utilities 4.4%
Edison International	110,232	8,438,260
PPL Corp.	428,908	15,522,180

		23,960,440

Electrical Equipment 0.9%
Eaton Corp. plc	49,176	4,645,657

Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	247,316	6,600,864

Energy Equipment & Services 1.2%
Apergy Corp. *	126,741	3,277,522
Schlumberger Ltd.	91,107	3,052,996

		6,330,518

Equity Real Estate Investment Trusts (REITs) 0.8%
Outfront Media, Inc.	139,555	4,150,366

Common Stocks (continued)
	Shares	Value
Food Products 2.3%
Archer-Daniels-Midland Co.	137,923	$6,173,434
Conagra Brands, Inc.	189,473	6,237,451

		12,410,885

Health Care Equipment & Supplies 4.6%
Becton Dickinson and Co.	30,244	8,322,544
Medtronic plc	145,742	16,824,456

		25,147,000

Health Care Providers & Services 2.7%
Anthem, Inc.	23,424	6,213,919
CVS Health Corp.	63,387	4,298,906
Humana, Inc.	11,960	4,021,431

		14,534,256

Household Durables 1.2%
Lennar Corp., Class A	102,611	6,809,266

Household Products 1.0%
Colgate-Palmolive Co.	75,004	5,533,795

Independent Power and Renewable Electricity Producers 0.5%
Clearway Energy, Inc., Class C	140,199	2,968,013

Insurance 5.9%
American International Group, Inc.	147,082	7,392,341
Assurant, Inc.	50,429	6,584,010
Chubb Ltd.	52,328	7,953,333
Hartford Financial Services Group, Inc. (The)	45,726	2,710,637
Willis Towers Watson plc	35,634	7,529,108

		32,169,429

IT Services 0.8%
International Business Machines Corp.	30,291	4,353,725

Machinery 0.8%
Ingersoll-Rand plc	31,678	4,220,460

Media 0.5%
Omnicom Group, Inc.	33,639	2,533,353

Metals & Mining 2.1%
Freeport-McMoRan, Inc.	467,468	5,188,895
Newmont Corp.	133,750	6,026,775

		11,215,670

Multiline Retail 0.4%
Target Corp.	22,365	2,476,700

Oil, Gas & Consumable Fuels 8.1%
ConocoPhillips	145,618	8,654,078
Hess Corp.	170,885	9,666,964
Marathon Petroleum Corp.	225,262	12,276,779
Phillips 66	89,427	8,170,945
Pioneer Natural Resources Co.	36,008	4,861,080

		43,629,846

Paper & Forest Products 0.6%
Louisiana-Pacific Corp.	103,847	3,186,026

Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	64,756	4,076,390
Merck & Co., Inc.	92,852	7,933,275
Pfizer, Inc.	228,004	8,490,869

		20,500,534

Road & Rail 1.0%
Union Pacific Corp.	29,136	5,227,581

Semiconductors & Semiconductor Equipment 6.1%
Applied Materials, Inc.	111,947	6,491,807
Broadcom, Inc.	14,952	4,562,752
Intel Corp.	166,699	10,657,067
Microchip Technology, Inc.	37,844	3,689,033
QUALCOMM, Inc.	90,704	7,737,958

		33,138,617

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mellon Disciplined Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	11,307	$3,499,630
Western Digital Corp.	80,549	5,275,959

		8,775,589

Total Common Stocks (cost $466,325,036)		532,326,155

Exchange Traded Fund 1.0%
	Shares	Value
Equity Fund 1.0%

iShares Russell 1000 Value ETF	40,972	5,472,220

Total Exchange Traded Fund (cost $5,598,521)		5,472,220

Total Investments (cost $471,923,557) — 99.4%		537,798,375
Other assets in excess of liabilities — 0.6%		3,504,122

NET ASSETS — 100.0%		$541,302,497

*	Denotes a non-income producing security.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mellon Disciplined Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets
• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 99.1%
	Shares	Value
Aerospace & Defense 1.6%
Axon Enterprise, Inc. *	27,496	$2,111,968
Curtiss-Wright Corp.	19,788	2,877,769
Mercury Systems, Inc. *	25,845	1,983,604
Teledyne Technologies, Inc. *	16,905	6,171,339

		13,144,680

Air Freight & Logistics 0.5%
XPO Logistics, Inc. *	42,784	3,804,353

Airlines 0.3%
JetBlue Airways Corp. *	133,819	2,653,631

Auto Components 1.4%
Adient plc *	40,590	1,043,569
Dana, Inc.	66,690	1,027,693
Delphi Technologies plc *	40,057	614,474
Gentex Corp.	117,261	3,490,860
Goodyear Tire & Rubber Co. (The)	107,801	1,415,427
Lear Corp.	25,507	3,141,952
Visteon Corp. *	12,939	1,032,662

		11,766,637

Automobiles 0.2%
Thor Industries, Inc.	25,666	2,066,626

Banks 7.2%
Associated Banc-Corp.	73,860	1,472,030
BancorpSouth Bank	43,625	1,246,366
Bank of Hawaii Corp.	18,668	1,672,653
Bank OZK	56,339	1,531,294
Cathay General Bancorp	35,099	1,265,670
CIT Group, Inc.	43,802	2,002,189
Commerce Bancshares, Inc.	48,226	3,262,971
Cullen/Frost Bankers, Inc.	26,391	2,353,021
East West Bancorp, Inc.	67,502	3,094,292
First Financial Bankshares, Inc.	62,968	2,110,687
First Horizon National Corp.	144,242	2,307,872
FNB Corp.	150,613	1,757,654
Fulton Financial Corp.	76,076	1,252,972
Hancock Whitney Corp.	40,426	1,606,529
Home BancShares, Inc.	71,921	1,375,129
International Bancshares Corp.	26,594	1,047,804
PacWest Bancorp	55,099	1,931,220
Pinnacle Financial Partners, Inc.	33,361	1,970,301
Prosperity Bancshares, Inc.	43,759	3,071,882
Signature Bank	25,026	3,550,939
Sterling Bancorp	93,655	1,873,100
Synovus Financial Corp.	67,928	2,378,839
TCF Financial Corp.	71,109	3,006,488
Texas Capital Bancshares, Inc. *	23,435	1,287,988
Trustmark Corp.	30,067	961,543
UMB Financial Corp.	20,098	1,335,713
Umpqua Holdings Corp.	102,078	1,725,118
United Bankshares, Inc.	47,063	1,614,261
Valley National Bancorp	182,516	1,921,893
Webster Financial Corp.	42,660	1,913,728
Wintrust Financial Corp.	26,388	1,669,833

		59,571,979

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A *	4,280	1,525,306

Biotechnology 0.8%
Arrowhead Pharmaceuticals, Inc. *	46,402	1,944,708
Exelixis, Inc. *	141,167	2,428,072
Ligand Pharmaceuticals, Inc. *	8,141	714,861
United Therapeutics Corp. *	20,338	1,986,413

		7,074,054

Building Products 1.2%
Lennox International, Inc.	16,253	3,786,624

Common Stocks (continued)
	Shares	Value
Building Products (continued)
Owens Corning	50,426	$3,050,269
Resideo Technologies, Inc. *	56,057	570,660
Trex Co., Inc. *	27,041	2,656,508

		10,064,061

Capital Markets 2.8%
Affiliated Managers Group, Inc.	22,836	1,823,455
Eaton Vance Corp.	52,446	2,399,404
Evercore, Inc., Class A	18,118	1,388,201
FactSet Research Systems, Inc.	17,589	5,032,389
Federated Investors, Inc., Class B	44,533	1,613,431
Interactive Brokers Group, Inc., Class A	35,576	1,672,072
Janus Henderson Group plc	72,132	1,822,776
Legg Mason, Inc.	38,023	1,488,600
SEI Investments Co.	58,505	3,818,036
Stifel Financial Corp.	31,694	2,050,285

		23,108,649

Chemicals 2.4%
Ashland Global Holdings, Inc.	27,918	2,065,374
Cabot Corp.	26,411	1,052,478
Chemours Co. (The)	76,209	1,057,019
Ingevity Corp. *	19,387	1,264,420
Minerals Technologies, Inc.	16,156	874,524
NewMarket Corp.	3,420	1,503,501
Olin Corp.	74,013	1,100,573
PolyOne Corp.	41,822	1,387,654
RPM International, Inc.	60,111	4,290,122
Scotts Miracle-Gro Co. (The)	18,356	2,253,016
Sensient Technologies Corp.	19,599	1,171,040
Valvoline, Inc.	87,303	1,840,347

		19,860,068

Commercial Services & Supplies 1.9%
Brink’s Co. (The)	23,188	1,952,198
Clean Harbors, Inc. *	23,800	1,956,836
Deluxe Corp.	19,516	940,671
Healthcare Services Group, Inc.	34,475	882,560
Herman Miller, Inc.	27,356	1,057,309
HNI Corp.	19,914	716,306
KAR Auction Services, Inc.	59,690	1,254,684
MSA Safety, Inc.	16,520	2,240,112
Stericycle, Inc. *	42,241	2,647,666
Tetra Tech, Inc.	25,303	2,165,937

		15,814,279

Communications Equipment 1.1%
Ciena Corp. *	71,706	2,916,283
InterDigital, Inc.	14,482	800,131
Lumentum Holdings, Inc. *	35,839	2,715,521
NetScout Systems, Inc. *	30,527	784,849
ViaSat, Inc. *	26,733	1,701,555

		8,918,339

Construction & Engineering 1.3%
AECOM *	72,814	3,511,819
Dycom Industries, Inc. *(a)	14,555	588,313
EMCOR Group, Inc.	26,029	2,138,803
Fluor Corp.	65,227	1,166,911
MasTec, Inc. *	27,952	1,614,228
Valmont Industries, Inc.	9,978	1,417,475

		10,437,549

Construction Materials 0.2%
Eagle Materials, Inc.	19,297	1,759,308

Consumer Finance 0.7%
FirstCash, Inc.	19,783	1,720,527
Green Dot Corp., Class A *	21,907	658,963
Navient Corp.	90,163	1,296,544

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Consumer Finance (continued)
SLM Corp.	195,689	$2,136,924

		5,812,958

Containers & Packaging 1.0%
AptarGroup, Inc.	29,632	3,422,792
Greif, Inc., Class A	11,979	484,191
O-I Glass, Inc.	72,060	909,397
Silgan Holdings, Inc.	36,319	1,120,805
Sonoco Products Co.	46,399	2,651,239

		8,588,424

Distributors 0.5%
Pool Corp.	18,555	4,069,112

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc. *	25,028	863,716
Graham Holdings Co., Class B	2,026	1,112,720
Grand Canyon Education, Inc. *	22,354	1,749,871
Service Corp. International	84,726	4,062,612
WW International, Inc. *	21,531	710,092

		8,499,011

Diversified Financial Services 0.3%
Jefferies Financial Group, Inc.	116,761	2,526,708

Electric Utilities 1.6%
ALLETE, Inc.	23,940	1,998,511
Hawaiian Electric Industries, Inc.	50,512	2,470,542
IDACORP, Inc.	23,361	2,620,871
OGE Energy Corp.	92,788	4,254,330
PNM Resources, Inc.	36,922	2,002,280

		13,346,534

Electrical Equipment 1.3%
Acuity Brands, Inc.	18,367	2,164,918
EnerSys	19,601	1,410,488
Hubbell, Inc.	25,210	3,610,828
nVent Electric plc	72,134	1,796,137
Regal Beloit Corp.	18,978	1,489,014

		10,471,385

Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc. *	37,754	2,867,039
Avnet, Inc.	46,799	1,707,695
Belden, Inc.	18,021	887,895
Cognex Corp.	79,216	4,037,639
Coherent, Inc. *(a)	11,176	1,580,622
II-VI, Inc. *	40,389	1,359,090
Jabil, Inc.	64,392	2,504,205
Littelfuse, Inc.	11,291	1,997,491
National Instruments Corp.	54,675	2,440,145
SYNNEX Corp.	18,940	2,609,174
Tech Data Corp. *	16,420	2,363,495
Trimble, Inc. *	115,481	4,910,252
Vishay Intertechnology, Inc.	61,347	1,244,731

		30,509,473

Energy Equipment & Services 0.4%
Apergy Corp. *	35,820	926,305
Core Laboratories NV	20,665	725,962
Patterson-UTI Energy, Inc.	90,176	715,997
Transocean Ltd. *	266,600	1,215,696

		3,583,960

Entertainment 0.3%
Cinemark Holdings, Inc.	49,415	1,557,067
World Wrestling Entertainment, Inc., Class A (a)	21,998	1,075,262

		2,632,329

Equity Real Estate Investment Trusts (REITs) 10.8%
Alexander & Baldwin, Inc.	31,460	687,716
American Campus Communities, Inc.	63,692	2,921,552

Common Stocks (continued)
	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Brixmor Property Group, Inc.	138,061	$2,755,698
Camden Property Trust	44,885	5,046,421
CoreCivic, Inc.	55,362	883,024
CoreSite Realty Corp.	17,191	2,019,083
Corporate Office Properties Trust	51,933	1,546,045
Cousins Properties, Inc.	68,029	2,784,427
CyrusOne, Inc.	52,472	3,192,921
Diversified Healthcare Trust	110,915	856,264
Douglas Emmett, Inc.	76,403	3,170,724
EastGroup Properties, Inc.	17,487	2,379,456
EPR Properties	36,124	2,578,170
First Industrial Realty Trust, Inc.	58,932	2,516,396
GEO Group, Inc. (The)	56,387	890,915
Healthcare Realty Trust, Inc.	60,249	2,172,579
Highwoods Properties, Inc.	48,089	2,409,740
JBG SMITH Properties	54,711	2,218,531
Kilroy Realty Corp.	45,209	3,732,907
Lamar Advertising Co., Class A	40,058	3,717,783
Liberty Property Trust	73,132	4,581,720
Life Storage, Inc.	21,721	2,458,383
Macerich Co. (The)	51,075	1,139,483
Mack-Cali Realty Corp.	42,176	926,185
Medical Properties Trust, Inc.	239,850	5,312,677
National Retail Properties, Inc.	79,560	4,455,360
Omega Healthcare Investors, Inc.	100,911	4,233,216
Park Hotels & Resorts, Inc.	110,963	2,434,528
Pebblebrook Hotel Trust	60,553	1,436,317
PotlatchDeltic Corp.	31,340	1,347,620
PS Business Parks, Inc.	9,328	1,563,000
Rayonier, Inc.	59,941	1,821,008
Sabra Health Care REIT, Inc.	88,390	1,900,385
Service Properties Trust	76,281	1,646,144
Spirit Realty Capital, Inc.	46,228	2,439,914
Taubman Centers, Inc.	28,308	747,897
Urban Edge Properties	53,366	981,401
Weingarten Realty Investors	56,065	1,631,491

		89,537,081

Food & Staples Retailing 0.6%
BJ’s Wholesale Club Holdings, Inc. *	56,551	1,160,427
Casey’s General Stores, Inc.	17,050	2,742,663
Sprouts Farmers Market, Inc. *	54,723	855,320

		4,758,410

Food Products 1.6%
Flowers Foods, Inc.	89,220	1,920,907
Hain Celestial Group, Inc. (The) *	37,394	905,309
Ingredion, Inc.	30,947	2,723,336
Lancaster Colony Corp.	9,168	1,417,831
Pilgrim’s Pride Corp. *	24,210	630,670
Post Holdings, Inc. *	30,808	3,221,593
Sanderson Farms, Inc.	9,135	1,257,798
Tootsie Roll Industries, Inc. (a)	7,777	265,273
TreeHouse Foods, Inc. *	26,195	1,168,297

		13,511,014

Gas Utilities 1.7%
National Fuel Gas Co.	40,014	1,728,205
New Jersey Resources Corp.	44,408	1,834,939
ONE Gas, Inc.	24,445	2,310,052
Southwest Gas Holdings, Inc.	25,303	1,910,629
Spire, Inc.	23,665	1,995,433
UGI Corp.	96,883	4,029,364

		13,808,622

Health Care Equipment & Supplies 3.4%
Avanos Medical, Inc. *	22,239	612,462
Cantel Medical Corp.	17,128	1,114,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A *	35,714	$1,867,128
Haemonetics Corp. *	23,493	2,522,913
Hill-Rom Holdings, Inc.	30,946	3,295,440
ICU Medical, Inc. *	8,910	1,625,808
Integra LifeSciences Holdings Corp. *	33,084	1,820,943
LivaNova plc *	22,435	1,524,907
Masimo Corp. *	22,741	3,879,615
NuVasive, Inc. *	24,252	1,870,314
Penumbra, Inc. *	14,916	2,617,161
West Pharmaceutical Services, Inc.	34,297	5,348,617

		28,099,656

Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc. *	41,012	1,317,715
Amedisys, Inc. *	14,939	2,636,584
Chemed Corp.	7,416	3,463,569
Encompass Health Corp.	45,704	3,520,579
HealthEquity, Inc. *	32,910	2,174,035
MEDNAX, Inc. *	39,294	906,512
Molina Healthcare, Inc. *	29,064	3,574,000
Patterson Cos., Inc.	39,682	873,401
Tenet Healthcare Corp. *	48,220	1,525,681

		19,992,076

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc. *	75,262	645,748

Hotels, Restaurants & Leisure 4.5%
Boyd Gaming Corp.	37,041	1,105,674
Brinker International, Inc.	17,365	741,312
Caesars Entertainment Corp. *	259,044	3,541,131
Cheesecake Factory, Inc. (The)	19,096	733,286
Choice Hotels International, Inc.	14,774	1,480,355
Churchill Downs, Inc.	16,432	2,372,452
Cracker Barrel Old Country Store, Inc. (a)	11,150	1,705,169
Domino’s Pizza, Inc.	18,958	5,341,417
Dunkin’ Brands Group, Inc.	38,400	2,998,656
Eldorado Resorts, Inc. *(a)	30,281	1,810,198
Jack in the Box, Inc.	11,022	901,049
Marriott Vacations Worldwide Corp.	17,344	2,085,443
Papa John’s International, Inc.	10,088	653,501
Penn National Gaming, Inc. *	50,758	1,514,111
Scientific Games Corp. *	24,860	617,522
Six Flags Entertainment Corp.	36,561	1,394,071
Texas Roadhouse, Inc.	30,243	1,890,188
Wendy’s Co. (The)	85,307	1,848,603
Wyndham Destinations, Inc.	42,044	2,040,395
Wyndham Hotels & Resorts, Inc.	44,113	2,521,940

		37,296,473

Household Durables 1.1%
Helen of Troy Ltd. *	11,697	2,211,318
KB Home	39,852	1,496,442
Tempur Sealy International, Inc. *	21,061	1,929,609
Toll Brothers, Inc.	59,886	2,656,543
TRI Pointe Group, Inc. *	64,541	1,049,437

		9,343,349

Household Products 0.2%
Energizer Holdings, Inc.	29,878	1,382,156

Industrial Conglomerates 0.5%
Carlisle Cos., Inc.	26,270	4,104,162

Insurance 5.2%
Alleghany Corp. *	6,672	5,321,988
American Financial Group, Inc.	34,489	3,752,058
Brighthouse Financial, Inc. *	50,647	1,970,168

Common Stocks (continued)
	Shares	Value
Insurance (continued)
Brown & Brown, Inc.	108,396	$4,866,981
CNO Financial Group, Inc.	70,058	1,232,320
First American Financial Corp.	52,071	3,227,361
Genworth Financial, Inc., Class A *	234,666	962,131
Hanover Insurance Group, Inc. (The)	18,259	2,530,332
Kemper Corp.	29,039	2,161,082
Mercury General Corp.	12,448	611,072
Old Republic International Corp.	132,271	2,982,711
Primerica, Inc.	19,172	2,273,032
Reinsurance Group of America, Inc.	29,022	4,180,619
RenaissanceRe Holdings Ltd.	20,470	3,877,837
RLI Corp.	18,536	1,724,033
Selective Insurance Group, Inc.	27,535	1,824,194

		43,497,919

Interactive Media & Services 0.3%
TripAdvisor, Inc.	48,704	1,330,594
Yelp, Inc. *	29,612	965,351

		2,295,945

Internet & Direct Marketing Retail 0.6%
Etsy, Inc. *	54,923	2,680,792
Grubhub, Inc. *	42,390	2,295,418

		4,976,210

IT Services 2.5%
CACI International, Inc., Class A *	11,592	3,100,164
CoreLogic, Inc.	36,860	1,713,990
KBR, Inc.	65,689	1,786,741
LiveRamp Holdings, Inc. *	31,529	1,268,727
MAXIMUS, Inc.	29,722	2,132,553
Perspecta, Inc.	63,739	1,789,154
Sabre Corp.	126,955	2,734,611
Science Applications International Corp.	22,743	1,996,153
WEX, Inc. *	20,066	4,352,717

		20,874,810

Leisure Products 0.9%
Brunswick Corp.	37,812	2,376,484
Mattel, Inc. *(a)	161,086	2,356,688
Polaris, Inc.	26,654	2,447,904

		7,181,076

Life Sciences Tools & Services 2.1%
Bio-Rad Laboratories, Inc., Class A *	10,012	3,613,531
Bio-Techne Corp.	17,666	3,709,330
Charles River Laboratories International, Inc. *	22,737	3,514,686
PRA Health Sciences, Inc. *	29,258	2,964,128
Repligen Corp. *	21,613	2,169,729
Syneos Health, Inc. *	28,933	1,775,329

		17,746,733

Machinery 4.3%
AGCO Corp.	29,056	2,037,988
Colfax Corp. *	38,714	1,361,184
Crane Co.	23,632	2,019,591
Donaldson Co., Inc.	58,665	3,041,780
Graco, Inc.	77,308	4,108,920
ITT, Inc.	40,652	2,726,936
Kennametal, Inc.	38,487	1,204,258
Lincoln Electric Holdings, Inc.	28,344	2,527,718
Nordson Corp.	23,717	4,004,853
Oshkosh Corp.	31,547	2,714,304
Terex Corp.	30,475	772,541
Timken Co. (The)	31,424	1,650,703
Toro Co. (The)	49,413	3,954,028
Trinity Industries, Inc.	45,495	924,913

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Machinery (continued)
Woodward, Inc.	26,138	$3,040,111

		36,089,828

Marine 0.2%
Kirby Corp. *	27,787	2,036,509

Media 1.2%
AMC Networks, Inc., Class A *	20,594	753,535
Cable One, Inc.	2,330	3,970,390
John Wiley & Sons, Inc., Class A	20,279	884,570
Meredith Corp. (a)	18,506	556,105
New York Times Co. (The), Class A	66,635	2,132,986
TEGNA, Inc.	100,542	1,699,160

		9,996,746

Metals & Mining 1.8%
Allegheny Technologies, Inc. *	58,422	1,007,779
Carpenter Technology Corp.	22,235	883,619
Commercial Metals Co.	55,054	1,131,360
Compass Minerals International, Inc.	15,777	913,331
Reliance Steel & Aluminum Co.	30,898	3,547,090
Royal Gold, Inc.	30,404	3,506,189
Steel Dynamics, Inc.	99,869	2,984,086
United States Steel Corp. (a)	78,818	714,879
Worthington Industries, Inc.	17,109	629,269

		15,317,602

Multiline Retail 0.2%
Dillard’s, Inc., Class A (a)	4,569	277,430
Ollie’s Bargain Outlet Holdings, Inc. *	25,349	1,344,511

		1,621,941

Multi-Utilities 0.8%
Black Hills Corp.	28,442	2,361,539
MDU Resources Group, Inc.	92,835	2,748,844
NorthWestern Corp.	23,478	1,807,102

		6,917,485

Oil, Gas & Consumable Fuels 1.2%
Antero Midstream Corp. (a)	137,677	693,892
Chesapeake Energy Corp. *	522,447	267,388
CNX Resources Corp. *	86,631	626,342
EQT Corp.	119,134	720,761
Equitrans Midstream Corp.	95,109	919,704
Matador Resources Co. *	50,676	743,417
Murphy Oil Corp.	69,237	1,451,207
PBF Energy, Inc., Class A	47,219	1,289,079
World Fuel Services Corp.	30,463	1,191,713
WPX Energy, Inc. *	193,173	2,308,417

		10,211,920

Paper & Forest Products 0.3%
Domtar Corp.	26,689	929,311
Louisiana-Pacific Corp.	54,443	1,670,311

		2,599,622

Personal Products 0.2%
Edgewell Personal Care Co. *	25,199	650,638
Nu Skin Enterprises, Inc., Class A	25,901	844,114

		1,494,752

Pharmaceuticals 0.8%
Catalent, Inc. *	67,819	4,143,741
Nektar Therapeutics *	81,692	1,624,854
Prestige Consumer Healthcare, Inc. *	23,381	948,333

		6,716,928

Professional Services 0.9%
ASGN, Inc. *	24,474	1,656,645
FTI Consulting, Inc. *	17,443	2,094,207

Common Stocks (continued)
	Shares	Value
Professional Services (continued)
Insperity, Inc.	17,428	$1,522,684
ManpowerGroup, Inc.	27,331	2,500,513

		7,774,049

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	23,888	4,056,660

Road & Rail 0.8%
Avis Budget Group, Inc. *	26,350	864,280
Knight-Swift Transportation Holdings, Inc. (a)	56,952	2,111,780
Landstar System, Inc.	18,292	2,025,839
Ryder System, Inc.	24,703	1,178,827
Werner Enterprises, Inc.	20,452	753,861

		6,934,587

Semiconductors & Semiconductor Equipment 4.0%
Cabot Microelectronics Corp.	13,502	1,964,676
Cirrus Logic, Inc. *	26,792	2,057,894
Cree, Inc. *	49,849	2,317,480
Cypress Semiconductor Corp.	171,189	3,993,839
First Solar, Inc. *	35,356	1,752,951
MKS Instruments, Inc.	25,387	2,661,065
Monolithic Power Systems, Inc.	18,737	3,207,212
Semtech Corp. *	30,707	1,479,770
Silicon Laboratories, Inc. *	20,197	1,985,567
SolarEdge Technologies, Inc. *	22,350	2,187,171
Synaptics, Inc. *	15,198	1,013,555
Teradyne, Inc.	77,678	5,125,971
Universal Display Corp.	19,654	3,462,445

		33,209,596

Software 4.1%
ACI Worldwide, Inc. *	53,584	1,845,969
Blackbaud, Inc.	22,919	1,795,245
CDK Global, Inc.	56,481	3,031,900
Ceridian HCM Holding, Inc. *	46,123	3,380,355
CommVault Systems, Inc. *	19,351	871,182
Fair Isaac Corp. *	13,464	5,417,645
j2 Global, Inc.	21,655	2,075,848
LogMeIn, Inc.	22,627	1,945,243
Manhattan Associates, Inc. *	29,620	2,531,325
PTC, Inc. *	48,302	4,014,862
Teradata Corp. *	52,147	1,269,258
Tyler Technologies, Inc. *	17,975	5,818,148

		33,996,980

Specialty Retail 2.2%
Aaron’s, Inc.	31,127	1,847,699
American Eagle Outfitters, Inc.	73,463	1,057,867
AutoNation, Inc. *	27,378	1,161,922
Bed Bath & Beyond, Inc. (a)	58,667	836,005
Dick’s Sporting Goods, Inc.	29,479	1,303,856
Five Below, Inc. *	25,806	2,921,755
Foot Locker, Inc.	49,616	1,883,920
Murphy USA, Inc. *	13,403	1,369,385
Restoration Hardware Holdings, Inc. *	7,584	1,583,160
Sally Beauty Holdings, Inc. *	53,921	827,687
Urban Outfitters, Inc. *	32,869	841,446
Williams-Sonoma, Inc.	35,976	2,521,198

		18,155,900

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp. *	59,147	1,994,437

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	20,464	2,170,617
Columbia Sportswear Co.	13,459	1,264,069
Deckers Outdoor Corp. *	12,968	2,475,721
Skechers U.S.A., Inc., Class A *	62,073	2,320,909

		8,231,316

.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc. *	3,572	$1,111,606
New York Community Bancorp, Inc.	216,632	2,395,950
Washington Federal, Inc.	36,316	1,234,744

		4,742,300

Trading Companies & Distributors 0.7%
GATX Corp.	16,270	1,238,635
MSC Industrial Direct Co., Inc., Class A	20,971	1,427,496
NOW, Inc. *	50,432	504,824
Watsco, Inc.	15,133	2,631,932

		5,802,887

Water Utilities 0.6%
Aqua America, Inc.	100,049	5,196,545

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	45,494	1,031,804

Total Common Stocks (cost $685,414,319)		824,791,247

Short-Term Investment 0.1%
	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	817,855	817,855

Total Short-Term Investment (cost $817,855)		817,855

Repurchase Agreements 1.1%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $277,746, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $283,566. (c)	$277,710	277,710

Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $9,278,748, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $9,473,213. (c)	9,277,565	9,277,565

Total Repurchase Agreements (cost $9,555,275)		9,555,275

Total Investments (cost $695,787,449) — 100.3%		835,164,377

Liabilities in excess of other assets — (0.3)%		(2,855,273)

NET ASSETS — 100.0%		$832,309,104

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $13,231,819, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $817,855 and $9,555,275, respectively, and by $3,967,761 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $14,340,891.
(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $10,373,130.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	45	3/2020	USD	9,031,500	(273,158)

					(273,158)

At January 31, 2020, the Fund had $375,800 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•   Level 1 — Quoted prices in active markets for identical assets

•   Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$824,791,247	$–	$–	$824,791,247
Repurchase Agreements	–	9,555,275	–	9,555,275
Short-Term Investment	817,855	–	–	817,855
Total Assets	$825,609,102	$9,555,275	$–	$835,164,377
Liabilities:
Futures Contracts	$(273,158)	$–	$–	$(273,158)
Total Liabilities	$(273,158)	$–	$–	$(273,158)
Total	$825,335,944	$9,555,275	$–	$834,891,219

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (273,158)
Total		$ (273,158)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio

Asset-Backed Securities 4.4%
	Principal Amount	Value

Automobiles 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A, 3.45%, 3/20/2023(a)	$1,560,000	$1,608,539
Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	2,000,000	2,061,280
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.06%, 11/15/2030	1,150,000	1,300,830
Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A1, 2.23%, 9/15/2024	6,590,000	6,687,813
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.65%, 7/25/2022(a)	1,200,000	1,212,003

		12,870,465

Home Equity 0.5%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 2.13%, 10/25/2035(b)	2,330,000	2,246,740
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M1, 2.71%, 10/25/2033(b)	1,101,605	1,107,816
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1, 2.56%, 8/25/2034(b)	5,241,389	5,164,599
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1, 2.20%, 12/25/2034(b)	1,167,905	1,168,628
RAAC Series Trust, Series 2005-SP3, Class M2, 2.46%, 12/25/2035(b)	1,370,000	1,376,893

		11,064,676

Other 2.4%
AMMC CLO 21 Ltd., Series 2017-21A, Class A, 3.15%, 11/2/2030(a)(b)	392,000	391,806
Apidos CLO XII, Series 2013-12A, Class AR, 2.91%, 4/15/2031(a)(b)	1,100,000	1,099,440
Avery Point V CLO Ltd., Series 2014-5A, Class AR, 2.82%, 7/17/2026(a)(b)	678,552	678,330
Babson CLO Ltd., Series 2015-IA, Class AR, 2.81%, 1/20/2031(a)(b)	2,600,000	2,588,880
Ballyrock CLO Ltd., Series 2019-2A, Class A1B, 3.65%, 11/20/2030(a)(b)	1,000,000	999,979
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	2,970,000	2,977,826
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, 3.07%, 1/20/2029(a)(b)	1,385,000	1,387,359
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2, 2.95%, 11/20/2028(a)(b)	160,000	160,190
Series 2015-3A, Class A1R, 2.82%, 4/20/2031(a)(b)	1,215,000	1,204,755
California Street CLO XII Ltd., Series 2013-12A, Class AR, 2.86%, 10/15/2025(a)(b)	255,575	255,586
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, 2.96%, 5/15/2031(a)(b)	2,710,000	2,706,209
Carlyle US CLO Ltd.
Series 2017-1A, Class A1B, 3.05%, 4/20/2031(a)(b)	2,250,000	2,249,235
Series 2017-1A, Class A1A, 3.12%, 4/20/2031(a)(b)	450,000	449,838

Asset-Backed Securities(continued)
	Principal Amount	Value

Other (continued)
Catskill Park CLO Ltd., Series 2017-1A, Class A2, 3.52%, 4/20/2029(a)(b)	$1,300,000	$1,302,042
CBAM Ltd., Series 2017-1A, Class A1, 3.07%, 7/20/2030(a)(b)	300,000	300,750
Cumberland Park CLO Ltd., Series 2015-2A, Class BR, 3.22%, 7/20/2028(a)(b)	760,000	759,473
Cutwater Ltd., Series 2014-1A, Class A1AR, 3.08%, 7/15/2026(a)(b)	1,281,113	1,282,702
Flatiron CLO 17 Ltd., Series 2017-1A, Class A, 3.16%, 5/15/2030(a)(b)	2,340,000	2,343,870
Greenwood Park CLO Ltd., Series 2018-1A, Class A2, 2.84%, 4/15/2031(a)(b)	1,500,000	1,495,290
Halcyon Loan Advisors Funding Ltd., Series 2017-2A, Class A2, 3.54%, 1/17/2030(a)(b)	750,000	747,326
JFIN CLO 2014 Ltd., Series 2014-1A, Class AR, 2.77%, 4/21/2025(a)(b)	928,957	928,976
LCM XXIV Ltd., Series 24A, Class A, 3.13%, 3/20/2030(a)(b)	1,250,000	1,252,660
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/2059(a)(c)	3,245,696	3,281,595
Midocean Credit CLO VII, Series 2017-7A, Class B, 3.73%, 7/15/2029(a)(b)	1,000,000	1,001,437
Myers Park CLO Ltd., Series 2018-1A, Class B1, 3.42%, 10/20/2030(a)(b)	510,000	509,485
Nassau 2017-II Ltd., Series 2017-IIA, Class AF, 3.38%, 1/15/2030(a)	1,700,000	1,701,387
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.05%, 4/19/2030(a)(b)	2,400,000	2,399,184
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A2, 3.99%, 12/21/2029(a)(b)	1,500,000	1,504,963
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1, 3.06%, 7/25/2030(a)(b)	835,000	835,149
OHA Loan Funding Ltd., Series 2013-2A, Class AR, 2.95%, 5/23/2031(a)(b)	500,000	498,861
Parallel Ltd., Series 2018-2A, Class A2, 3.67%, 10/20/2031(a)(b)	250,000	250,102
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class BR, 3.38%, 7/15/2030(a)(b)	750,000	749,241
Sofi Consumer Loan Program LLC, Series 2017-2, Class A, 3.28%, 2/25/2026(a)	1,992,026	2,000,761
Sudbury Mill CLO Ltd., Series 2013-1A, Class A1R, 2.99%, 1/17/2026(a)(b)	968,302	968,298
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.87%, 7/20/2048(a)	2,363,750	2,528,870
Symphony CLO XVIII Ltd., Series 2016-18A, Class B, 3.61%, 1/23/2028(a)(b)	750,000	749,619
TCW CLO AMR Ltd., Series 2019-1A, Class A, 3.35%, 2/15/2029(a)(b)	1,310,000	1,311,360
THL Credit Wind River CLO Ltd., Series 2017-3A, Class A, 3.08%, 10/15/2030(a)(b)	466,489	466,619
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 2.66%, 5/25/2058(a)(b)	4,930,544	4,957,062
Tralee Clo VI Ltd., Series 2019-6A, Class AS, 3.09%, 10/25/2032(a)(b)	2,150,000	2,151,473
Tryon Park CLO Ltd.
Series 2013-1A, Class A1SR, 2.72%, 4/15/2029(a)(b)	1,025,000	1,023,383
Series 2013-1A, Class A2R, 3.33%, 4/15/2029(a)(b)	1,500,000	1,498,482

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Venture 31 CLO Ltd., Series 2018-31A, Class A1, 2.85%, 4/20/2031(a)(b)	$1,300,000	$1,293,603

		59,243,456

Student Loan 1.0%
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4, 2.10%, 3/26/2029(b)	3,251,250	3,248,454
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 3.56%, 10/27/2031(a)(b)	1,138,980	1,151,551
Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.65%, 1/25/2041(a)	1,011,525	1,019,856
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2B, 2.58%, 1/15/2043(a)(b)	4,340,000	4,294,281
Navient Student Loan Trust
Series 2015-1, Class A2, 2.26%, 4/25/2040(b)	880,734	863,029
Series 2017-3A, Class A2, 2.26%, 7/26/2066(a)(b)	4,000,000	4,005,711
Nelnet Student Loan Trust
Series 2006-2, Class A6, 2.17%, 4/25/2031(a)(b)	3,630,130	3,632,288
Series 2012-2A, Class A, 2.46%, 12/26/2033(a)(b)	2,632,374	2,620,859
SLM Student Loan Trust, Series 2005-7, Class A4, 1.94%, 10/25/2029(b)	541,459	533,720
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 6/17/2041(a)	1,000,000	1,029,792
Sofi Professional Loan Program Trust, Series 2018-B, Class A1FX, 2.64%, 8/25/2047(a)	3,051,098	3,055,268

		25,454,809

Total Asset-Backed Securities (cost $107,653,498)		108,633,406

Collateralized Mortgage Obligations 1.9%
	Principal Amount	Value
Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M1, 2.41%, 9/25/2031(a)(b)	249,162	249,171
Series 2019-R05, Class 1M1, 2.41%, 7/25/2039(a)(b)	735,513	735,592
CSMC Trust, Series 2019-RPL9, Class A1, 3.32%, 10/27/2059(a)(b)	2,173,367	2,185,052
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1B, 1.79%, 4/19/2047(b)	1,308,359	1,156,050
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 5.11%, 10/25/2029(b)	1,990,000	2,142,781
Series 2017-DNA3, Class M2, 4.16%, 3/25/2030(b)	1,655,000	1,714,500
FNMA
Series 2014-C02, Class 1M2, 4.26%, 5/25/2024(b)	2,010,879	2,092,419
Series 2014-C02, Class 2M2, 4.26%, 5/25/2024(b)	1,343,803	1,390,666

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
FNMA (continued)
Series 2014-C03, Class 1M2, 4.66%, 7/25/2024(b)	$1,204,234	$1,271,305
Series 2016-C02, Class 1M2, 7.66%, 9/25/2028(b)	1,377,595	1,516,830
Series 2016-C04, Class 1M2, 5.91%, 1/25/2029(b)	1,640,113	1,746,960
Series 2017-C03, Class 1M1, 2.61%, 10/25/2029(b)	1,542,188	1,543,874
Series 2018-C01, Class 1M2, 3.91%, 7/25/2030(b)	2,160,000	2,201,239
Series , Class , 2.68%, 2/1/2035	780,000	791,213
GNMA REMICS, Series 2019-123, Class A, 3.00%, 10/20/2049	400,000	416,527
GNMA Callable Pass-Through Securities , 3.00%, 2/28/2050	100,000	103,293
GSMSC Resecuritization Trust, Series 2015-7R, Class A, 1.93%, 9/26/2037(a)(b)	2,723,202	2,685,939
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A, 1.92%, 4/25/2035(b)	2,373,065	2,367,067
New Residential Mortgage Loan Trust
Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	5,085,396	5,348,367
Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	3,225,584	3,374,721
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	5,387,140	5,687,277
Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, 1/25/2056(a)(b)	3,230,000	3,278,651
WaMu Mortgage Pass-Through Trust, Series 2004-AR9, Class A7, 4.42%, 8/25/2034(b)	2,947,016	3,005,529

Total Collateralized Mortgage Obligations (cost $46,365,161)		47,005,023

Commercial Mortgage-Backed Securities 2.1%
	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 2.53%, 9/15/2034(a)(b)	2,500,000	2,491,467
BANK
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	1,200,000	1,316,223
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	1,406,400	1,545,627
Series 2017-BNK5, Class A5, 3.39%, 6/15/2060	2,000,000	2,175,357
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 2.53%, 8/15/2036(a)(b)	2,610,000	2,602,658
BHMS, Series 2018-ATLS, Class D, 3.93%, 7/15/2035(a)(b)	3,830,000	3,829,957
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, 2.68%, 4/15/2034(a)(b)	4,420,000	4,421,389
CHT Mortgage Trust, Series 2017-CSMO, Class A, 2.61%, 11/15/2036(a)(b)	1,670,000	1,670,510
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A, 2.60%, 12/15/2036(a)(b)	2,350,000	2,348,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 2.93%, 1/15/2034(a)(b)	$3,700,000	$3,704,391
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 2.66%, 5/15/2036(a)(b)	4,260,000	4,267,024
GS Mortgage Securities Corp. Trust
Series 2019-SOHO, Class A, 2.58%, 6/15/2036(a)(b)	4,200,000	4,202,612
Series 2020-DUNE, Class A, 0.00%, 12/15/2036(a)(b)	4,500,000	4,499,968
GS Mortgage Securities Trust
Series 2015-GS1, Class A3, 3.73%, 11/10/2048	2,000,000	2,183,236
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	1,250,000	1,361,185
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.49%, 7/15/2050	2,000,000	2,180,123
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A, 3.08%, 5/15/2036(a)(b)	1,780,000	1,773,292
Series 2018-H4, Class XA, IO, 1.03%, 12/15/2051(b)	21,405,634	1,362,152
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 2.63%, 6/15/2033(a)(b)	2,400,000	2,399,997
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5, 4.21%, 5/15/2051	2,000,000	2,287,301

Total Commercial Mortgage-Backed Securities (cost $51,154,842)		52,623,055

Common Stocks 64.6%
	Shares	Value

Aerospace & Defense 1.5%
AAR Corp.	1,723	73,365
Aerojet Rocketdyne Holdings, Inc. *	3,574	186,098
AeroVironment, Inc. *	1,089	72,538
Arconic, Inc.	19,363	579,922
Astronics Corp. *	1,179	29,711
Axon Enterprise, Inc. *	2,856	219,369
Boeing Co. (The)	26,696	8,496,536
BWX Technologies, Inc.	4,834	307,394
Cubic Corp.	1,597	104,268
Curtiss-Wright Corp.	2,135	310,493
Ducommun, Inc. *	552	22,593
General Dynamics Corp.	12,839	2,252,474
HEICO Corp.	5,795	609,539
Hexcel Corp.	4,265	316,548
Huntington Ingalls Industries, Inc.	2,021	527,481
Kratos Defense & Security Solutions, Inc. *	4,597	84,309
L3Harris Technologies, Inc.	11,117	2,460,526
Lockheed Martin Corp.	12,430	5,321,532
Maxar Technologies, Inc.	3,081	49,173
Mercury Systems, Inc. *	2,760	211,830
Moog, Inc., Class A	1,636	146,602
National Presto Industries, Inc.	257	22,151
Northrop Grumman Corp.	7,976	2,987,570
Park Aerospace Corp.	1,018	15,748
Parsons Corp. *	973	39,796
Raytheon Co.	14,105	3,116,359

Common Stocks (continued)
	Shares	Value

Aerospace & Defense (continued)
Spirit AeroSystems Holdings, Inc., Class A	5,178	$338,227
Teledyne Technologies, Inc. *	1,804	658,568
Textron, Inc.	11,389	523,097
TransDigm Group, Inc.	2,485	1,598,551
Triumph Group, Inc.	2,336	47,725
United Technologies Corp.	40,887	6,141,227
Vectrus, Inc. *	574	32,001

		37,903,321

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *	2,736	57,374
Atlas Air Worldwide Holdings, Inc. *	1,144	25,568
CH Robinson Worldwide, Inc.	6,786	490,085
Echo Global Logistics, Inc. *	1,479	28,663
Expeditors International of Washington, Inc.	8,630	630,335
FedEx Corp.	12,167	1,759,835
Forward Air Corp.	1,297	84,889
Hub Group, Inc., Class A *	1,683	88,980
Radiant Logistics, Inc. *	1,670	8,066
United Parcel Service, Inc., Class B	35,284	3,652,600
XPO Logistics, Inc. *	4,600	409,032

		7,235,427

Airlines 0.2%
Alaska Air Group, Inc.	6,079	392,643
Allegiant Travel Co.	665	111,747
American Airlines Group, Inc.	19,766	530,519
Copa Holdings SA, Class A	1,511	148,017
Delta Air Lines, Inc.	29,028	1,618,021
Hawaiian Holdings, Inc.	2,394	66,745
JetBlue Airways Corp. *	14,505	287,634
Mesa Air Group, Inc. *	879	7,507
SkyWest, Inc.	2,420	133,511
Southwest Airlines Co.	23,821	1,309,679
Spirit Airlines, Inc. *	3,507	144,032
United Airlines Holdings, Inc. *	11,681	873,739

		5,623,794

Auto Components 0.1%
Adient plc *	4,486	115,335
American Axle & Manufacturing Holdings, Inc. *	5,726	52,908
Aptiv plc	13,065	1,107,781
BorgWarner, Inc.	10,356	355,107
Cooper Tire & Rubber Co.	2,572	68,132
Cooper-Standard Holdings, Inc. *	815	21,614
Dana, Inc.	7,374	113,633
Dorman Products, Inc. *	1,370	95,626
Fox Factory Holding Corp. *	1,918	126,243
Gentex Corp.	12,776	380,342
Gentherm, Inc. *	1,711	78,894
Goodyear Tire & Rubber Co. (The)	11,973	157,206
LCI Industries	1,249	134,855
Lear Corp.	3,053	376,069
Modine Manufacturing Co. *	2,589	18,201
Motorcar Parts of America, Inc. *	1,005	19,959
Standard Motor Products, Inc.	1,035	50,280
Stoneridge, Inc. *	1,404	39,116
Tenneco, Inc., Class A	2,488	23,561
Visteon Corp. *	1,320	105,349

		3,440,211

Automobiles 0.4%
Ford Motor Co.	197,146	1,738,828

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Automobiles (continued)
General Motors Co.	62,549	$2,088,511
Harley-Davidson, Inc.	7,672	256,245
Tesla, Inc. *	7,201	4,684,754
Thor Industries, Inc.	2,641	212,653
Winnebago Industries, Inc.	1,551	84,933

		9,065,924

Banks 3.5%
1st Constitution Bancorp	381	7,677
1st Source Corp.	732	34,543
ACNB Corp.	395	12,660
Allegiance Bancshares, Inc. *	808	30,058
Amalgamated Bank, Class A	586	10,103
Amerant Bancorp, Inc. *	1,028	19,152
American National Bankshares, Inc.	454	15,481
Ameris Bancorp	3,040	122,178
Ames National Corp.	376	10,032
Arrow Financial Corp.	665	23,315
Associated Banc-Corp.	8,107	161,573
Atlantic Capital Bancshares, Inc. *	1,131	21,342
Atlantic Union Bankshares Corp.	3,966	133,615
Banc of California, Inc.	2,421	38,639
BancFirst Corp.	890	51,442
Bancorp, Inc. (The) *	2,597	30,723
BancorpSouth Bank	5,074	144,964
Bank First Corp. (e)	299	18,759
Bank of America Corp.	410,250	13,468,507
Bank of Commerce Holdings	734	7,854
Bank of Hawaii Corp.	2,036	182,426
Bank of Marin Bancorp	684	30,137
Bank of NT Butterfield & Son Ltd. (The)	2,823	93,780
Bank of Princeton (The)	239	7,289
Bank OZK	6,253	169,957
Bank7 Corp.	151	2,747
BankFinancial Corp.	597	7,445
BankUnited, Inc.	4,695	154,935
Bankwell Financial Group, Inc.	283	7,649
Banner Corp.	1,661	85,625
Bar Harbor Bankshares	791	17,402
Baycom Corp. *	459	10,309
BCB Bancorp, Inc.	593	7,780
Berkshire Hills Bancorp, Inc.	2,354	66,265
BOK Financial Corp.	1,669	131,684
Boston Private Financial Holdings, Inc.	3,525	40,185
Bridge Bancorp, Inc.	693	21,033
Brookline Bancorp, Inc.	4,131	62,791
Bryn Mawr Bank Corp.	846	31,742
Business First Bancshares, Inc.	677	16,776
Byline Bancorp, Inc.	1,239	23,913
C&F Financial Corp.	139	6,957
Cadence Bancorp	6,408	100,157
Cambridge Bancorp	232	16,746
Camden National Corp.	639	30,199
Capital Bancorp, Inc. *	337	4,590
Capital City Bank Group, Inc.	722	20,591
Capstar Financial Holdings, Inc.	620	9,281
Carolina Financial Corp.	1,113	42,684
Carter Bank & Trust *	1,172	23,194
Cathay General Bancorp	3,826	137,966
CBTX, Inc.	925	27,334
CenterState Bank Corp.	6,055	136,601
Central Pacific Financial Corp.	1,186	32,888
Central Valley Community Bancorp	479	9,000
Century Bancorp, Inc., Class A	164	14,104
Chemung Financial Corp.	151	5,990

Common Stocks (continued)
	Shares	Value

Banks (continued)
CIT Group, Inc.	4,744	$216,848
Citigroup, Inc.	110,088	8,191,648
Citizens & Northern Corp.	655	16,748
Citizens Financial Group, Inc.	21,978	819,340
City Holding Co.	818	61,906
Civista Bancshares, Inc.	821	18,070
CNB Financial Corp.	616	18,209
Coastal Financial Corp. *	327	5,821
Codorus Valley Bancorp, Inc.	431	9,396
Colony Bankcorp, Inc.	316	4,851
Columbia Banking System, Inc.	3,494	135,218
Comerica, Inc.	7,264	444,266
Commerce Bancshares, Inc.	5,212	352,644
Community Bank System, Inc.	2,432	161,169
Community Bankers Trust Corp.	921	8,132
Community Financial Corp. (The)	208	7,072
Community Trust Bancorp, Inc.	847	37,056
ConnectOne Bancorp, Inc.	1,770	41,790
CrossFirst Bankshares, Inc. *	287	3,918
Cullen/Frost Bankers, Inc.	2,902	258,742
Customers Bancorp, Inc. *	1,447	30,937
CVB Financial Corp.	6,896	143,230
Dime Community Bancshares, Inc.	1,627	31,580
Eagle Bancorp, Inc.	1,672	73,066
East West Bancorp, Inc.	7,458	341,875
Enterprise Bancorp, Inc.	511	15,851
Enterprise Financial Services Corp.	1,233	53,648
Equity Bancshares, Inc., Class A *	769	20,655
Esquire Financial Holdings, Inc. *	271	6,165
Evans Bancorp, Inc.	201	7,847
Farmers & Merchants Bancorp, Inc.	573	16,846
Farmers National Banc Corp.	1,361	21,531
FB Financial Corp. (e)	890	31,728
Fidelity D&D Bancorp, Inc.	119	6,765
Fifth Third Bancorp	35,392	1,006,902
Financial Institutions, Inc.	660	20,335
First Bancorp, Inc.	583	16,487
First Bancorp/NC	1,472	52,227
First Bancorp/PR	10,910	101,136
First Bancshares, Inc. (The)	703	24,197
First Bank	703	7,522
First Busey Corp.	2,696	68,748
First Business Financial Services, Inc.	348	8,763
First Capital, Inc.	138	9,123
First Choice Bancorp	429	10,442
First Citizens BancShares, Inc., Class A	362	190,709
First Commonwealth Financial Corp.	4,158	56,216
First Community Bankshares, Inc.	801	23,477
First Financial Bancorp	4,777	114,839
First Financial Bankshares, Inc.	6,643	222,673
First Financial Corp.	715	29,837
First Financial Northwest, Inc.	338	4,945
First Foundation, Inc.	2,025	33,412
First Guaranty Bancshares, Inc.	219	3,942
First Hawaiian, Inc.	6,824	198,305
First Horizon National Corp.	15,862	253,792
First Internet Bancorp	405	10,737
First Interstate BancSystem, Inc., Class A	1,983	76,345
First Merchants Corp.	2,782	110,584
First Mid Bancshares, Inc.	760	24,890
First Midwest Bancorp, Inc.	5,182	103,329
First Northwest Bancorp	373	5,890
First of Long Island Corp. (The)	1,229	27,112
First Republic Bank	8,412	932,723
Flushing Financial Corp.	1,459	28,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
FNB Corp.	16,519	$192,777
FNCB Bancorp, Inc.	703	5,519
Franklin Financial Network, Inc.	695	25,625
Franklin Financial Services Corp.	175	6,391
Fulton Financial Corp.	8,303	136,750
FVCBankcorp, Inc. *	516	8,230
German American Bancorp, Inc.	1,330	45,473
Glacier Bancorp, Inc.	4,369	185,115
Great Southern Bancorp, Inc.	471	26,805
Great Western Bancorp, Inc.	2,401	70,950
Guaranty Bancshares, Inc.	464	14,198
Hancock Whitney Corp.	4,333	172,193
Hanmi Financial Corp.	1,287	21,647
HarborOne Bancorp, Inc. *	1,480	16,147
Hawthorn Bancshares, Inc.	241	5,483
HBT Financial, Inc. *	387	7,481
Heartland Financial USA, Inc.	1,726	84,419
Heritage Commerce Corp.	2,324	26,958
Heritage Financial Corp.	1,913	49,317
Hilltop Holdings, Inc.	3,542	80,191
Home BancShares, Inc.	7,720	147,606
HomeTrust Bancshares, Inc.	823	21,826
Hope Bancorp, Inc.	6,144	85,432
Horizon Bancorp, Inc.	1,588	26,869
Howard Bancorp, Inc. *	549	9,273
Huntington Bancshares, Inc.	52,273	709,345
IBERIABANK Corp.	2,603	189,264
Independent Bank Corp.	2,832	146,536
Independent Bank Group, Inc.	1,685	90,181
International Bancshares Corp.	2,680	105,592
Investar Holding Corp.	393	8,689
Investors Bancorp, Inc.	11,614	140,355
JPMorgan Chase & Co.	157,321	20,823,008
KeyCorp	49,712	930,112
Lakeland Bancorp, Inc.	2,452	39,820
Lakeland Financial Corp.	1,254	59,490
LCNB Corp.	716	11,864
Level One Bancorp, Inc.	220	5,469
Live Oak Bancshares, Inc.	1,333	23,301
M&T Bank Corp.	6,618	1,115,265
Macatawa Bank Corp.	1,103	11,637
Mackinac Financial Corp.	392	5,927
MainStreet Bancshares, Inc. *	298	6,556
Malvern Bancorp, Inc. *	324	6,480
Mercantile Bank Corp.	681	22,316
Metrocity Bankshares, Inc.	676	10,863
Metropolitan Bank Holding Corp. *	383	18,824
Mid Penn Bancorp, Inc.	297	7,128
Midland States Bancorp, Inc.	1,201	31,730
MidWestOne Financial Group, Inc.	643	20,795
MutualFirst Financial, Inc.	249	9,270
MVB Financial Corp.	401	8,012
National Bank Holdings Corp., Class A	1,474	48,052
National Bankshares, Inc.	368	15,029
NBT Bancorp, Inc.	2,171	82,042
Nicolet Bankshares, Inc. *	473	33,417
Northeast Bank	348	6,984
Northrim Bancorp, Inc.	386	14,525
Norwood Financial Corp.	246	8,364
Oak Valley Bancorp	290	5,365
OFG Bancorp	2,552	50,300
Ohio Valley Banc Corp.	179	5,916
Old National Bancorp	8,719	156,157
Old Second Bancorp, Inc.	1,232	15,135
Opus Bank	1,141	30,391
Origin Bancorp, Inc.	1,006	35,451

Common Stocks (continued)
	Shares	Value

Banks (continued)
Orrstown Financial Services, Inc.	430	$8,862
Pacific Mercantile Bancorp *	827	5,731
Pacific Premier Bancorp, Inc.	3,008	89,638
PacWest Bancorp	6,065	212,578
Park National Corp.	702	66,669
Parke Bancorp, Inc.	382	8,221
PCB Bancorp	519	7,894
Peapack Gladstone Financial Corp.	1,021	29,844
Penns Woods Bancorp, Inc.	293	9,244
Peoples Bancorp of North Carolina, Inc.	194	5,306
Peoples Bancorp, Inc.	766	24,926
Peoples Financial Services Corp.	384	17,798
People’s United Financial, Inc.	22,270	343,403
People’s Utah Bancorp	820	21,386
Pinnacle Financial Partners, Inc.	3,866	228,326
PNC Financial Services Group, Inc. (The)	22,083	3,280,430
Popular, Inc.	4,882	273,197
Preferred Bank	744	44,722
Premier Financial Bancorp, Inc.	552	9,384
Prosperity Bancshares, Inc.	4,683	328,747
QCR Holdings, Inc.	820	33,702
RBB Bancorp	880	17,318
Red River Bancshares, Inc. *	208	11,014
Regions Financial Corp.	48,925	761,762
Reliant Bancorp, Inc.	434	9,227
Renasant Corp.	2,895	92,437
Republic Bancorp, Inc., Class A	506	21,201
Republic First Bancorp, Inc. *	1,862	5,940
Richmond Mutual Bancorporation, Inc. *	556	8,457
S&T Bancorp, Inc.	1,907	71,684
Sandy Spring Bancorp, Inc.	1,765	61,422
SB One Bancorp	349	8,341
Seacoast Banking Corp. of Florida *	2,389	64,861
Select Bancorp, Inc. *	662	7,679
ServisFirst Bancshares, Inc.	2,413	88,678
Shore Bancshares, Inc.	544	8,840
Sierra Bancorp	600	16,068
Signature Bank	2,706	383,954
Silvergate Capital Corp., Class A *	136	2,146
Simmons First National Corp., Class A	4,668	111,939
SmartFinancial, Inc.	715	15,458
South Plains Financial, Inc.	423	9,200
South State Corp.	1,633	123,471
Southern First Bancshares, Inc. *	422	16,479
Southern National Bancorp of Virginia, Inc.	1,084	16,835
Southside Bancshares, Inc.	1,669	58,549
Spirit of Texas Bancshares, Inc. *	749	15,542
Sterling Bancorp	10,301	206,020
Stock Yards Bancorp, Inc.	996	38,585
Summit Financial Group, Inc.	605	14,853
SVB Financial Group *	2,630	632,068
Synovus Financial Corp.	7,121	249,377
TCF Financial Corp.	7,668	324,203
Texas Capital Bancshares, Inc. *	2,580	141,797
Tompkins Financial Corp.	745	64,137
Towne Bank	3,391	90,031
TriCo Bancshares	1,427	51,943
TriState Capital Holdings, Inc. *	1,038	23,864
Triumph Bancorp, Inc. *	1,195	46,581
Truist Financial Corp.	67,529	3,482,471
Trustmark Corp.	3,279	104,862
UMB Financial Corp.	2,274	151,130
Umpqua Holdings Corp.	11,334	191,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
Union Bankshares, Inc.	168	$5,648
United Bankshares, Inc.	4,910	168,413
United Community Banks, Inc.	3,347	93,448
United Security Bancshares	575	5,600
Unity Bancorp, Inc.	333	7,299
Univest Financial Corp.	1,223	30,379
US Bancorp	72,140	3,839,291
Valley National Bancorp	19,254	202,745
Veritex Holdings, Inc.	2,537	71,848
Washington Trust Bancorp, Inc.	782	37,012
Webster Financial Corp.	4,696	210,663
Wells Fargo & Co.	192,144	9,019,239
WesBanco, Inc.	3,086	102,208
West Bancorporation, Inc.	857	19,617
Westamerica Bancorp	1,318	83,508
Western Alliance Bancorp	4,791	264,607
Wintrust Financial Corp.	2,877	182,057
Zions Bancorp NA	8,489	386,165

		85,685,322

Beverages 1.0%
Boston Beer Co., Inc. (The), Class A *	424	151,105
Brown-Forman Corp., Class A	10,938	732,021
Celsius Holdings, Inc. *(e)	1,208	6,523
Coca-Cola Co. (The)	193,541	11,302,794
Coca-Cola Consolidated, Inc.	238	64,453
Constellation Brands, Inc., Class A	7,965	1,499,810
Craft Brew Alliance, Inc. *	712	11,677
Keurig Dr Pepper, Inc.	10,240	292,147
MGP Ingredients, Inc.	673	22,922
Molson Coors Beverage Co., Class B	8,776	487,770
Monster Beverage Corp. *	19,213	1,279,586
National Beverage Corp. *(e)	588	25,231
New Age Beverages Corp. *	4,021	6,997
PepsiCo, Inc.	70,670	10,036,553
Primo Water Corp. *	1,793	27,021

		25,946,610

Biotechnology 1.5%
89bio, Inc. *	124	3,313
AbbVie, Inc.	73,228	5,932,933
Abeona Therapeutics, Inc. *	1,431	3,105
ACADIA Pharmaceuticals, Inc. *	5,663	226,180
Acceleron Pharma, Inc. *	2,318	210,428
Acorda Therapeutics, Inc. *	2,342	4,754
Adamas Pharmaceuticals, Inc. *	968	4,976
ADMA Biologics, Inc. *	2,107	8,344
Aduro Biotech, Inc. *	2,743	4,608
Adverum Biotechnologies, Inc. *	2,758	27,221
Aeglea BioTherapeutics, Inc. *	1,121	8,138
Affimed NV *	3,101	8,125
Agenus, Inc. *	5,806	21,714
AgeX Therapeutics, Inc. *	923	1,265
Agios Pharmaceuticals, Inc. *	3,008	146,580
Aimmune Therapeutics, Inc. *(e)	2,205	68,465
Akcea Therapeutics, Inc. *	691	11,934
Akebia Therapeutics, Inc. *	5,737	41,421
Akero Therapeutics, Inc. *	212	5,234
Albireo Pharma, Inc. *	577	13,098
Aldeyra Therapeutics, Inc. *	976	5,212
Alector, Inc. *(e)	1,610	44,983
Alexion Pharmaceuticals, Inc. *	10,761	1,069,536
Alkermes plc *	7,955	138,497
Allakos, Inc. *(e)	981	70,828
Allogene Therapeutics, Inc. *(e)	1,984	43,092
Alnylam Pharmaceuticals, Inc. *	5,343	613,323

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
AMAG Pharmaceuticals, Inc. *(e)	1,776	$15,735
Amgen, Inc.	30,252	6,535,945
Amicus Therapeutics, Inc. *	12,916	114,177
AnaptysBio, Inc. *	1,262	18,324
Anavex Life Sciences Corp. *	1,824	5,217
Anika Therapeutics, Inc. *	694	28,530
Apellis Pharmaceuticals, Inc. *	2,468	101,459
Applied Therapeutics, Inc. *	271	14,219
Aprea Therapeutics, Inc. *	274	10,505
Arcus Biosciences, Inc. *	1,883	16,533
Arcutis Biotherapeutics, Inc. *	101	2,202
Ardelyx, Inc. *	1,993	14,110
Arena Pharmaceuticals, Inc. *	2,578	117,789
Arrowhead Pharmaceuticals, Inc. *	4,633	194,169
Assembly Biosciences, Inc. *	1,213	21,300
Atara Biotherapeutics, Inc. *	2,612	34,557
Athenex, Inc. *	3,472	46,490
Athersys, Inc. *(e)	5,688	7,736
Atreca, Inc., Class A *	281	5,165
Avid Bioservices, Inc. *	2,341	15,474
Avrobio, Inc. *	1,180	25,641
Axcella Health, Inc. *	332	1,607
Baudax Bio, Inc. *	344	2,879
Beyondspring, Inc. *	716	10,840
BioCryst Pharmaceuticals, Inc. *	7,058	20,115
Biogen, Inc. *	9,066	2,437,394
Biohaven Pharmaceutical Holding Co. Ltd. *	1,953	94,701
BioMarin Pharmaceutical, Inc. *	9,007	752,085
BioSpecifics Technologies Corp. *	328	19,378
Bioxcel Therapeutics, Inc. *(e)	291	4,822
Bluebird Bio, Inc. *	2,816	224,407
Blueprint Medicines Corp. *	2,470	156,722
Bridgebio Pharma, Inc. *	1,074	37,042
Cabaletta Bio, Inc. *	280	4,600
Calithera Biosciences, Inc. *	2,012	12,072
Calyxt, Inc. *	395	2,200
CareDx, Inc. *	2,087	50,422
CASI Pharmaceuticals, Inc. *	2,135	6,085
Castle Biosciences, Inc. *	157	4,842
Catalyst Pharmaceuticals, Inc. *	5,125	21,064
Celcuity, Inc. *	242	2,672
Cellular Biomedicine Group, Inc. *	519	8,849
CEL-SCI Corp. *(e)	1,152	15,022
Centogene NV *	79	771
Checkpoint Therapeutics, Inc. *	1,048	1,897
ChemoCentryx, Inc. *	1,875	79,538
Chimerix, Inc. *	2,027	3,345
Clovis Oncology, Inc. *(e)	2,483	20,584
Coherus Biosciences, Inc. *	3,116	56,213
Concert Pharmaceuticals, Inc. *	1,247	13,318
Constellation Pharmaceuticals, Inc. *	801	26,465
Corbus Pharmaceuticals Holdings, Inc. *(e)	2,773	17,941
Cortexyme, Inc. *	484	22,743
Crinetics Pharmaceuticals, Inc. *	616	13,232
Cue Biopharma, Inc. *	850	12,895
Cyclerion Therapeutics, Inc. *	1,217	3,992
Cytokinetics, Inc. *	2,837	34,895
CytomX Therapeutics, Inc. *	2,271	16,851
Deciphera Pharmaceuticals, Inc. *	994	62,254
Denali Therapeutics, Inc. *(e)	2,370	54,889
Dicerna Pharmaceuticals, Inc. *	2,671	52,739
Dynavax Technologies Corp. *(e)	4,155	20,983
Eagle Pharmaceuticals, Inc. *	455	24,488
Editas Medicine, Inc. *	2,651	70,066
Eidos Therapeutics, Inc. *	581	30,956

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Eiger BioPharmaceuticals, Inc. *	1,343	$16,599
Emergent BioSolutions, Inc. *	2,192	120,757
Enanta Pharmaceuticals, Inc. *	881	45,407
Enochian Biosciences, Inc. *(e)	586	2,596
Epizyme, Inc. *	3,626	75,892
Esperion Therapeutics, Inc. *	1,289	69,709
Evelo Biosciences, Inc. *	576	3,381
Exact Sciences Corp. *	7,053	657,904
Exelixis, Inc. *	15,001	258,017
Fate Therapeutics, Inc. *	2,988	75,776
FibroGen, Inc. *	3,959	165,684
Five Prime Therapeutics, Inc. *	1,432	6,759
Flexion Therapeutics, Inc. *	1,775	31,098
Forty Seven, Inc. *	1,107	40,815
Frequency Therapeutics, Inc. *	244	5,834
G1 Therapeutics, Inc. *	1,762	34,112
Galectin Therapeutics, Inc. *	1,702	4,476
Galera Therapeutics, Inc. *	73	1,083
Geron Corp. *(e)	10,366	13,579
Gilead Sciences, Inc.	64,463	4,074,062
Global Blood Therapeutics, Inc. *	2,921	190,624
GlycoMimetics, Inc. *	1,808	7,738
Gossamer Bio, Inc. *	2,140	28,419
Gritstone Oncology, Inc. *	1,417	12,555
Halozyme Therapeutics, Inc. *	8,241	156,414
Harpoon Therapeutics, Inc. *	308	4,093
Heron Therapeutics, Inc. *	4,203	87,675
Homology Medicines, Inc. *	1,283	20,079
Hookipa Pharma, Inc. *	629	7,548
IGM Biosciences, Inc. *(e)	214	7,274
ImmunoGen, Inc. *	7,470	35,296
Immunomedics, Inc. *	8,837	164,103
Incyte Corp. *	8,965	655,073
Inovio Pharmaceuticals, Inc. *(e)	5,135	23,262
Insmed, Inc. *	4,439	91,177
Intellia Therapeutics, Inc. *	2,039	24,284
Intercept Pharmaceuticals, Inc. *	1,286	118,839
Intrexon Corp. *(e)	3,849	17,898
Invitae Corp. *	4,413	82,302
Ionis Pharmaceuticals, Inc. *	6,423	374,589
Iovance Biotherapeutics, Inc. *	5,976	129,918
Ironwood Pharmaceuticals, Inc. *	7,891	95,323
Jounce Therapeutics, Inc. *	701	4,409
Kadmon Holdings, Inc. *	7,936	36,426
KalVista Pharmaceuticals, Inc. *	705	10,787
Karuna Therapeutics, Inc. *	195	18,507
Karyopharm Therapeutics, Inc. *	3,079	49,726
Kezar Life Sciences, Inc. *	667	2,048
Kindred Biosciences, Inc. *	2,018	17,617
Kiniksa Pharmaceuticals Ltd., Class A *	811	11,930
Kodiak Sciences, Inc. *	1,178	71,940
Krystal Biotech, Inc. *	542	28,325
Kura Oncology, Inc. *	1,724	20,240
La Jolla Pharmaceutical Co. *	871	5,966
Lexicon Pharmaceuticals, Inc. *	2,391	7,388
Ligand Pharmaceuticals, Inc. *	841	73,848
Lineage Cell Therapeutics, Inc. *	4,592	4,730
LogicBio Therapeutics, Inc. *	359	3,543
MacroGenics, Inc. *	2,436	22,533
Madrigal Pharmaceuticals, Inc. *	395	32,793
Magenta Therapeutics, Inc. *	1,073	12,747
MannKind Corp. *(e)	7,934	11,663
Marker Therapeutics, Inc. *(e)	1,163	3,012
MediciNova, Inc. *(e)	2,024	11,719
MEI Pharma, Inc. *	2,984	6,833
MeiraGTx Holdings plc *	875	15,846

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Mersana Therapeutics, Inc. *	1,523	$10,280
Millendo Therapeutics, Inc. *	398	3,160
Minerva Neurosciences, Inc. *	1,255	10,203
Mirati Therapeutics, Inc. *	1,364	118,436
Mirum Pharmaceuticals, Inc. *	114	1,793
Moderna, Inc. *	10,505	215,458
Molecular Templates, Inc. *	722	10,787
Momenta Pharmaceuticals, Inc. *	4,616	133,956
Morphic Holding, Inc. *(e)	209	4,201
Mustang Bio, Inc. *	1,171	4,298
Myriad Genetics, Inc. *	3,574	98,821
Natera, Inc. *	3,115	109,056
Neon Therapeutics, Inc. *	601	811
Neurocrine Biosciences, Inc. *	4,555	455,864
NextCure, Inc. *	720	30,780
Novavax, Inc. *(e)	1,273	9,700
Oncocyte Corp. *	917	2,393
OPKO Health, Inc. *(e)	18,315	26,557
Organogenesis Holdings, Inc. *	466	2,083
Oyster Point Pharma, Inc. *	239	7,529
Palatin Technologies, Inc. *	9,692	6,320
PDL BioPharma, Inc. *	6,204	20,411
Pfenex, Inc. *	1,454	15,587
PhaseBio Pharmaceuticals, Inc. *	589	2,933
Pieris Pharmaceuticals, Inc. *	1,975	7,308
PolarityTE, Inc. *(e)	660	2,046
Portola Pharmaceuticals, Inc. *(e)	3,831	48,998
Precision BioSciences, Inc. *	1,519	12,289
Prevail Therapeutics, Inc. *	315	5,954
Principia Biopharma, Inc. *	907	47,754
Progenics Pharmaceuticals, Inc. *	4,495	20,048
Protagonist Therapeutics, Inc. *	751	5,670
Prothena Corp. plc *	1,732	21,078
PTC Therapeutics, Inc. *	3,043	156,715
Puma Biotechnology, Inc. *	1,416	11,130
Ra Pharmaceuticals, Inc. *	1,748	81,929
Radius Health, Inc. *	2,335	41,003
RAPT Therapeutics, Inc. *	67	2,967
Regeneron Pharmaceuticals, Inc. *	4,106	1,387,582
REGENXBIO, Inc. *	1,704	74,175
Replimune Group, Inc. *	551	8,761
Retrophin, Inc. *	2,093	32,358
Rhythm Pharmaceuticals, Inc. *	1,466	25,714
Rigel Pharmaceuticals, Inc. *	8,778	19,838
Rocket Pharmaceuticals, Inc. *	1,550	31,744
Rubius Therapeutics, Inc. *(e)	1,798	14,024
Sage Therapeutics, Inc. *	2,598	172,195
Sangamo Therapeutics, Inc. *	5,905	43,284
Sarepta Therapeutics, Inc. *	3,557	412,470
Savara, Inc. *	1,538	4,030
Scholar Rock Holding Corp. *	984	12,093
Seattle Genetics, Inc. *	5,774	625,844
Seres Therapeutics, Inc. *	1,536	5,007
Solid Biosciences, Inc. *	836	2,801
Sorrento Therapeutics, Inc. *	6,385	24,455
Spectrum Pharmaceuticals, Inc. *	5,849	14,798
Spero Therapeutics, Inc. *	478	4,402
SpringWorks Therapeutics, Inc. *	449	14,135
Stemline Therapeutics, Inc. *	2,327	15,428
Stoke Therapeutics, Inc. *	390	10,904
Sutro Biopharma, Inc. *	463	4,741
Syndax Pharmaceuticals, Inc. *	855	8,020
Synlogic, Inc. *	679	1,820
Syros Pharmaceuticals, Inc. *	1,479	10,442
TCR2 Therapeutics, Inc. *	496	7,281
TG Therapeutics, Inc. *	4,327	61,487
Tocagen, Inc. *	881	440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value
Biotechnology (continued)
Translate Bio, Inc. *	1,767	$12,669
Turning Point Therapeutics, Inc. *	1,391	81,374
Twist Bioscience Corp. *	1,120	27,821
Tyme Technologies, Inc. *(e)	2,508	3,511
Ultragenyx Pharmaceutical, Inc. *	2,776	145,879
United Therapeutics Corp. *	2,203	215,167
UNITY Biotechnology, Inc. *	1,643	9,694
UroGen Pharma Ltd. *(e)	976	28,704
Vanda Pharmaceuticals, Inc. *	2,590	33,023
VBI Vaccines, Inc. *	6,581	9,016
Veracyte, Inc. *	2,410	63,263
Vericel Corp. *	2,282	37,425
Vertex Pharmaceuticals, Inc. *	12,928	2,935,302
Viela Bio, Inc. *	228	8,972
Viking Therapeutics, Inc. *	3,327	20,894
Vir Biotechnology, Inc. *(e)	306	8,149
Voyager Therapeutics, Inc. *	1,241	13,688
X4 Pharmaceuticals, Inc. *	497	4,125
XBiotech, Inc. *	807	18,085
Xencor, Inc. *	2,420	82,135
Y-mAbs Therapeutics, Inc. *	1,192	39,324
ZIOPHARM Oncology, Inc. *(e)	8,241	32,470

		37,783,327

Building Products 0.3%
AAON, Inc.	2,091	109,652
Advanced Drainage Systems, Inc.	2,121	88,170
Allegion plc	4,673	604,312
American Woodmark Corp. *	833	91,338
AO Smith Corp.	6,756	288,414
Apogee Enterprises, Inc.	1,321	42,034
Armstrong Flooring, Inc. *	752	2,662
Armstrong World Industries, Inc.	2,504	251,226
Builders FirstSource, Inc. *	5,839	144,778
Caesarstone Ltd.	1,212	15,853
Continental Building Products, Inc. *	1,746	64,585
Cornerstone Building Brands, Inc. *	1,998	17,143
CSW Industrials, Inc.	768	58,276
Fortune Brands Home & Security, Inc.	7,036	483,444
Gibraltar Industries, Inc. *	1,671	91,103
Griffon Corp.	1,848	38,420
Insteel Industries, Inc.	971	21,721
JELD-WEN Holding, Inc. *	3,440	82,147
Johnson Controls International plc	39,288	1,549,912
Lennox International, Inc.	1,775	413,539
Masco Corp.	14,417	685,096
Masonite International Corp. *	1,220	91,634
Owens Corning	5,375	325,134
Patrick Industries, Inc.	1,178	61,115
PGT Innovations, Inc. *	2,821	43,726
Quanex Building Products Corp.	1,671	29,610
Resideo Technologies, Inc. *	6,300	64,134
Simpson Manufacturing Co., Inc.	2,279	188,405
Trex Co., Inc. *	2,909	285,780
Universal Forest Products, Inc.	3,027	144,993

		6,378,356

Capital Markets 1.7%
Affiliated Managers Group, Inc.	2,461	196,511
Ameriprise Financial, Inc.	6,358	1,051,677
Ares Management Corp.	3,599	129,780
Artisan Partners Asset Management, Inc., Class A	2,621	87,541
Assetmark Financial Holdings, Inc. *	589	17,275
Associated Capital Group, Inc., Class A	82	3,425

Common Stocks (continued)
	Shares	Value
Capital Markets (continued)
B. Riley Financial, Inc.	1,059	$28,402
Bank of New York Mellon Corp. (The)	41,339	1,851,160
BGC Partners, Inc., Class A	15,154	87,439
BlackRock, Inc.	5,971	3,148,807
Blucora, Inc. *	2,488	56,104
Brightsphere Investment Group, Inc.	3,450	31,775
Cboe Global Markets, Inc.	5,577	687,198
Charles Schwab Corp. (The)	57,904	2,637,527
CME Group, Inc.	17,825	3,869,986
Cohen & Steers, Inc.	1,157	85,595
Cowen, Inc., Class A *	1,473	23,671
Diamond Hill Investment Group, Inc.	167	23,509
Donnelley Financial Solutions, Inc. *	1,706	15,456
E*TRADE Financial Corp.	11,475	489,065
Eaton Vance Corp.	5,544	253,638
Evercore, Inc., Class A	2,003	153,470
FactSet Research Systems, Inc.	1,891	541,034
Federated Investors, Inc., Class B	4,919	178,215
Focus Financial Partners, Inc., Class A *	1,513	42,742
Franklin Resources, Inc.	13,993	354,023
GAIN Capital Holdings, Inc.	820	3,206
GAMCO Investors, Inc., Class A	222	3,674
Goldman Sachs Group, Inc. (The)	16,080	3,823,020
Greenhill & Co., Inc.	867	13,577
Hamilton Lane, Inc., Class A	1,118	72,614
Houlihan Lokey, Inc.	2,049	106,241
Interactive Brokers Group, Inc., Class A	3,755	176,485
Intercontinental Exchange, Inc.	27,657	2,758,509
INTL. FCStone, Inc. *	825	39,320
Invesco Ltd.	19,261	333,215
Janus Henderson Group plc	7,515	189,904
Ladenburg Thalmann Financial Services, Inc.	6,106	21,310
Lazard Ltd., Class A	4,360	182,946
Legg Mason, Inc.	4,379	171,438
LPL Financial Holdings, Inc.	4,069	374,877
MarketAxess Holdings, Inc.	1,843	652,754
Moelis & Co., Class A	2,434	87,624
Moody’s Corp.	8,285	2,127,505
Morgan Stanley	58,645	3,064,788
Morningstar, Inc.	1,008	158,145
MSCI, Inc.	4,158	1,188,356
Nasdaq, Inc.	5,768	671,741
Northern Trust Corp.	9,846	963,037
Oppenheimer Holdings, Inc., Class A	542	14,932
Piper Sandler Cos.	703	57,948
PJT Partners, Inc., Class A	1,123	51,681
Pzena Investment Management, Inc., Class A	749	6,134
Raymond James Financial, Inc.	6,273	573,540
S&P Global, Inc.	12,404	3,643,427
Safeguard Scientifics, Inc.	831	8,842
Sculptor Capital Management, Inc.	892	20,463
SEI Investments Co.	6,416	418,708
Siebert Financial Corp. *(e)	323	2,219
Silvercrest Asset Management Group, Inc., Class A	367	4,360
State Street Corp.	18,360	1,388,567
Stifel Financial Corp.	3,316	214,512
T. Rowe Price Group, Inc.	11,453	1,529,319
TD Ameritrade Holding Corp.	13,454	638,796
Value Line, Inc.	45	1,483
Virtu Financial, Inc., Class A	2,612	43,594
Virtus Investment Partners, Inc.	325	39,985

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A (e)	3,655	$58,407
Westwood Holdings Group, Inc.	457	12,833
WisdomTree Investments, Inc.	6,729	28,329

		41,987,390

Chemicals 1.1%
Advanced Emissions Solutions, Inc.	701	7,984
AdvanSix, Inc. *	1,453	27,200
Air Products & Chemicals, Inc.	11,098	2,649,204
Albemarle Corp.	5,247	421,229
American Vanguard Corp.	1,550	28,954
Amyris, Inc. *	2,542	6,508
Ashland Global Holdings, Inc.	2,967	219,499
Axalta Coating Systems Ltd. *	10,320	297,319
Balchem Corp.	1,638	176,937
Cabot Corp.	2,904	115,724
Celanese Corp.	6,015	622,552
CF Industries Holdings, Inc.	10,960	441,469
Chase Corp.	382	35,133
Chemours Co. (The)	8,376	116,175
Corteva, Inc.	37,618	1,087,913
Dow, Inc.	37,649	1,734,489
DuPont de Nemours, Inc.	37,359	1,912,034
Eastman Chemical Co.	6,842	487,629
Ecolab, Inc.	12,702	2,490,989
Element Solutions, Inc. *	11,300	132,210
Ferro Corp. *	4,232	57,894
Flotek Industries, Inc. *	2,284	3,883
FMC Corp.	6,529	624,107
FutureFuel Corp.	1,441	15,793
GCP Applied Technologies, Inc. *	2,748	61,061
Hawkins, Inc.	506	21,141
HB Fuller Co.	2,600	120,146
Huntsman Corp.	10,813	222,315
Ingevity Corp. *	2,130	138,919
Innophos Holdings, Inc.	1,025	32,759
Innospec, Inc.	1,245	125,409
International Flavors & Fragrances, Inc. (e)	5,342	700,390
Intrepid Potash, Inc. *	5,159	12,278
Koppers Holdings, Inc. *	964	30,250
Kraton Corp. *	1,598	26,287
Kronos Worldwide, Inc.	1,215	13,171
Linde plc	27,052	5,495,073
Livent Corp. *	7,491	70,490
LSB Industries, Inc. *	951	2,872
LyondellBasell Industries NV, Class A	13,343	1,038,886
Marrone Bio Innovations, Inc. *	2,207	2,538
Minerals Technologies, Inc.	1,796	97,217
Mosaic Co. (The)	17,296	343,153
NewMarket Corp.	350	153,867
Olin Corp.	8,198	121,904
OMNOVA Solutions, Inc. *	2,457	24,840
Orion Engineered Carbons SA	3,057	47,995
PolyOne Corp.	3,929	130,364
PPG Industries, Inc.	11,815	1,415,910
PQ Group Holdings, Inc. *	2,025	31,003
Quaker Chemical Corp.	672	111,565
Rayonier Advanced Materials, Inc.	2,564	7,897
RPM International, Inc.	6,430	458,909
Scotts Miracle-Gro Co. (The)	2,017	247,567
Sensient Technologies Corp.	2,152	128,582
Sherwin-Williams Co. (The)	4,187	2,332,117
Stepan Co.	1,045	103,089
Trecora Resources *	911	6,167

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
Tredegar Corp.	1,337	$27,208
Trinseo SA	2,036	58,474
Tronox Holdings plc, Class A	4,759	40,261
Valhi, Inc.	1,231	2,043
Valvoline, Inc.	9,286	195,749
Westlake Chemical Corp.	1,804	110,405
WR Grace & Co.	2,922	196,826

		28,219,925

Commercial Services & Supplies 0.4%
ABM Industries, Inc.	3,392	129,371
ACCO Brands Corp.	5,094	44,012
ADT, Inc. (e)	5,671	35,160
Advanced Disposal Services, Inc. *	3,714	122,376
Brady Corp., Class A	2,446	135,435
BrightView Holdings, Inc. *	1,598	25,248
Brink’s Co. (The)	2,551	214,769
Casella Waste Systems, Inc., Class A *	2,336	119,580
CECO Environmental Corp. *	1,700	12,920
Charah Solutions, Inc. *	379	758
Cimpress plc *(e)	1,032	123,458
Cintas Corp.	4,226	1,178,927
Clean Harbors, Inc. *	2,637	216,814
CompX International, Inc.	70	1,130
Copart, Inc. *	10,095	1,024,239
Covanta Holding Corp.	6,032	90,359
Deluxe Corp.	2,175	104,835
Ennis, Inc.	1,302	27,160
Harsco Corp. *	3,990	59,451
Healthcare Services Group, Inc.	3,793	97,101
Heritage-Crystal Clean, Inc. *	788	22,340
Herman Miller, Inc.	2,883	111,428
HNI Corp.	2,219	79,817
IAA, Inc. *	6,668	315,130
Interface, Inc.	2,926	47,050
KAR Auction Services, Inc.	6,307	132,573
Kimball International, Inc., Class B	1,829	34,349
Knoll, Inc.	2,479	61,380
Matthews International Corp., Class A	1,535	57,286
McGrath RentCorp	1,238	95,722
Mobile Mini, Inc.	2,274	94,917
MSA Safety, Inc.	1,795	243,402
NL Industries, Inc. *	357	1,200
PICO Holdings, Inc. *	759	7,552
Pitney Bowes, Inc.	8,280	30,967
Quad/Graphics, Inc.	1,855	7,884
Republic Services, Inc.	10,673	1,014,469
Rollins, Inc.	7,040	267,168
RR Donnelley & Sons Co.	2,999	7,198
SP Plus Corp. *	1,169	48,876
Steelcase, Inc., Class A	4,447	82,759
Stericycle, Inc. *	4,541	284,630
Team, Inc. *	1,526	20,754
Tetra Tech, Inc.	2,712	232,147
UniFirst Corp.	771	157,230
US Ecology, Inc.	1,185	64,002
Viad Corp.	997	64,805
VSE Corp.	511	15,897
Waste Management, Inc.	21,415	2,606,205

		9,972,240

Communications Equipment 0.6%
Acacia Communications, Inc. *	1,936	132,713
ADTRAN, Inc.	2,451	22,182
Applied Optoelectronics, Inc. *(e)	806	9,108
Arista Networks, Inc. *	2,979	665,330

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Communications Equipment (continued)
CalAmp Corp. *	1,797	$17,287
Calix, Inc. *	2,560	23,450
Cambium Networks Corp. *	176	1,216
Casa Systems, Inc. *	1,340	5,373
Ciena Corp. *	7,888	320,805
Cisco Systems, Inc.	215,961	9,927,727
Clearfield, Inc. *	472	6,004
CommScope Holding Co., Inc. *	9,775	119,108
Comtech Telecommunications Corp.	1,241	35,877
DASAN Zhone Solutions, Inc. *	335	2,968
Digi International, Inc. *	1,477	23,329
EchoStar Corp., Class A *	2,508	100,082
Extreme Networks, Inc. *	6,210	36,639
F5 Networks, Inc. *	3,062	373,931
Harmonic, Inc. *	4,222	29,702
Infinera Corp. *	8,953	65,984
Inseego Corp. *(e)	1,897	12,729
InterDigital, Inc.	1,611	89,008
Juniper Networks, Inc.	16,663	382,249
KVH Industries, Inc. *	700	7,203
Lumentum Holdings, Inc. *	3,819	289,366
Motorola Solutions, Inc.	8,596	1,521,492
NETGEAR, Inc. *	1,534	39,454
NetScout Systems, Inc. *	3,705	95,256
Plantronics, Inc.	1,733	49,772
Ribbon Communications, Inc. *	3,300	9,306
TESSCO Technologies, Inc.	277	1,717
Ubiquiti, Inc.	433	70,761
ViaSat, Inc. *	2,890	183,948
Viavi Solutions, Inc. *	11,730	165,393

		14,836,469

Construction & Engineering 0.1%
AECOM*	7,782	375,326
Aegion Corp. *	1,579	33,001
Ameresco, Inc., Class A *	1,212	23,258
Arcosa, Inc.	2,478	108,412
Argan, Inc.	771	32,467
Comfort Systems USA, Inc.	1,861	86,350
Concrete Pumping Holdings, Inc. *	681	3,473
Construction Partners, Inc., Class A *	747	12,535
Dycom Industries, Inc. *	1,555	62,853
EMCOR Group, Inc.	2,774	227,940
Fluor Corp.	7,131	127,574
Granite Construction, Inc.	2,393	64,922
Great Lakes Dredge & Dock Corp. *	3,045	31,881
IES Holdings, Inc. *	353	8,829
Jacobs Engineering Group, Inc.	6,633	613,751
MasTec, Inc. *	3,046	175,906
MYR Group, Inc. *	880	25,274
Northwest Pipe Co. *	553	18,100
NV5 Global, Inc. *	527	32,732
Primoris Services Corp.	2,198	46,883
Quanta Services, Inc.	7,089	277,534
Sterling Construction Co., Inc. *	1,391	18,326
Tutor Perini Corp. *	2,045	23,027
Valmont Industries, Inc.	1,094	155,414
WillScot Corp. *	2,653	50,009

		2,635,777

Construction Materials 0.1%
Eagle Materials, Inc.	2,095	191,001
Forterra, Inc. *	791	10,243
Martin Marietta Materials, Inc.	3,158	833,080
Summit Materials, Inc., Class A *	5,738	126,064
United States Lime & Minerals, Inc.	85	7,629

Common Stocks (continued)
	Shares	Value

Construction Materials (continued)
US Concrete, Inc. *	840	$29,896
Vulcan Materials Co.	6,651	941,981

		2,139,894

Consumer Finance 0.4%
Ally Financial, Inc.	19,251	616,610
American Express Co.	33,769	4,385,580
Capital One Financial Corp.	23,550	2,350,290
Credit Acceptance Corp. *	524	224,786
Curo Group Holdings Corp. *	662	6,891
Discover Financial Services	15,753	1,183,523
Elevate Credit, Inc. *	950	5,519
Encore Capital Group, Inc. *	1,539	52,249
Enova International, Inc. *	1,669	41,825
EZCORP, Inc., Class A *	2,618	16,284
FirstCash, Inc.	2,143	186,377
Green Dot Corp., Class A *	2,478	74,538
LendingClub Corp. *	3,341	39,157
Medallion Financial Corp. *	873	6,015
Navient Corp.	9,619	138,321
Nelnet, Inc., Class A	894	51,190
OneMain Holdings, Inc.	3,354	142,109
Oportun Financial Corp. *	307	6,459
PRA Group, Inc. *	2,150	76,024
Regional Management Corp. *	500	13,775
Santander Consumer USA Holdings, Inc.	5,289	140,793
SLM Corp.	21,091	230,314
Synchrony Financial	32,643	1,057,960
World Acceptance Corp. *	285	24,644

		11,071,233

Containers & Packaging 0.2%
AptarGroup, Inc.	3,220	371,942
Ardagh Group SA	1,014	19,347
Avery Dennison Corp.	4,154	545,171
Ball Corp.	16,324	1,178,266
Berry Global Group, Inc. *	6,583	279,909
Crown Holdings, Inc. *	6,541	484,230
Graphic Packaging Holding Co.	14,469	226,150
Greif, Inc., Class A	1,628	68,324
International Paper Co.	19,846	808,129
Myers Industries, Inc.	1,875	30,338
O-I Glass, Inc.	7,993	100,872
Packaging Corp. of America	4,683	448,397
Sealed Air Corp.	7,904	280,592
Silgan Holdings, Inc.	3,951	121,928
Sonoco Products Co.	4,876	278,615
UFP Technologies, Inc. *	378	17,626
Westrock Co.	12,794	498,966

		5,758,802

Distributors 0.1%
Core-Mark Holding Co., Inc.	2,312	54,193
Funko, Inc., Class A *	1,089	16,368
Genuine Parts Co.	7,122	666,405
Greenlane Holdings, Inc., Class A *	422	1,030
LKQ Corp. *	15,449	504,950
Pool Corp.	1,940	425,442
Weyco Group, Inc.	255	5,776

		1,674,164

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc. *	2,775	95,765
American Public Education, Inc. *	785	18,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc. *	2,885	$472,361
Carriage Services, Inc.	892	21,114
Chegg, Inc. *	5,966	245,978
Collectors Universe, Inc.	381	9,357
frontdoor, Inc. *	4,148	176,622
Graham Holdings Co., Class B	216	118,632
Grand Canyon Education, Inc. *	2,375	185,915
H&R Block, Inc.	10,197	236,570
Houghton Mifflin Harcourt Co. *	5,159	28,478
K12, Inc. *	1,966	31,731
Laureate Education, Inc., Class A *	5,843	121,768
OneSpaWorld Holdings Ltd.	2,305	34,598
Perdoceo Education Corp. *	3,457	61,466
Regis Corp. *	1,314	20,393
Select Interior Concepts, Inc., Class A *	1,238	10,226
Service Corp. International	9,052	434,043
ServiceMaster Global Holdings, Inc. *	6,925	249,646
Strategic Education, Inc.	1,086	176,247
WW International, Inc. *	2,171	71,600

		2,821,217

Diversified Financial Services 1.0%
Alerus Financial Corp.	131	2,764
Banco Latinoamericano de Comercio Exterior SA, Class E	1,566	31,571
Berkshire Hathaway, Inc., Class B *	98,653	22,140,693
Cannae Holdings, Inc. *	3,460	140,684
Equitable Holdings, Inc.	21,096	506,726
FGL Holdings	7,411	71,516
GWG Holdings, Inc. *	79	690
Jefferies Financial Group, Inc.	13,200	285,648
Marlin Business Services Corp.	368	7,250
On Deck Capital, Inc. *	3,604	14,704
Voya Financial, Inc.	6,740	402,580

		23,604,826

Diversified Telecommunication Services 1.1%
Anterix, Inc. *	542	25,181
AT&T, Inc.	367,964	13,842,806
ATN International, Inc.	560	32,407
Bandwidth, Inc., Class A *	826	58,613
CenturyLink, Inc.	54,858	749,360
Cincinnati Bell, Inc. *	2,107	28,887
Cogent Communications Holdings, Inc.	2,175	154,273
Consolidated Communications Holdings, Inc.	3,587	17,325
Frontier Communications Corp. *(e)	4,509	2,488
GCI Liberty, Inc., Class A *	5,014	366,925
IDT Corp., Class B *	708	5,352
Intelsat SA *(e)	3,418	11,655
Iridium Communications, Inc. *	5,064	129,385
Ooma, Inc. *	838	11,003
ORBCOMM, Inc. *	3,776	13,556
Pareteum Corp. *(e)	5,368	3,575
Verizon Communications, Inc.	208,545	12,395,915
Vonage Holdings Corp. *	11,523	102,209
Zayo Group Holdings, Inc. *	11,425	397,019

		28,347,934

Electric Utilities 1.3%
ALLETE, Inc.	2,638	220,220
Alliant Energy Corp.	12,174	722,649
American Electric Power Co., Inc.	24,868	2,591,743
Avangrid, Inc.	2,678	142,630

Common Stocks (continued)
	Shares	Value

Electric Utilities (continued)
Duke Energy Corp.	36,680	$3,581,068
Edison International	17,614	1,348,352
El Paso Electric Co.	2,069	140,878
Entergy Corp.	9,989	1,313,753
Evergy, Inc.	11,431	824,861
Eversource Energy	16,362	1,512,503
Exelon Corp.	48,780	2,321,440
FirstEnergy Corp.	27,257	1,384,383
Genie Energy Ltd., Class B	601	4,345
Hawaiian Electric Industries, Inc.	5,469	267,489
IDACORP, Inc.	2,570	288,328
MGE Energy, Inc.	1,792	143,235
NextEra Energy, Inc.	24,610	6,600,402
OGE Energy Corp.	9,981	457,629
Otter Tail Corp.	2,008	107,549
PG&E Corp. *	26,745	406,792
Pinnacle West Capital Corp.	5,660	552,925
PNM Resources, Inc.	4,049	219,577
Portland General Electric Co.	4,458	274,167
PPL Corp.	36,473	1,319,958
Southern Co. (The)	52,406	3,689,382
Spark Energy, Inc., Class A	503	4,774
Xcel Energy, Inc.	26,352	1,823,295

		32,264,327

Electrical Equipment 0.4%
Acuity Brands, Inc.	1,959	230,907
Allied Motion Technologies, Inc.	400	18,336
American Superconductor Corp. *	903	5,671
AMETEK, Inc.	11,497	1,116,934
Atkore International Group, Inc. *	2,322	92,183
AZZ, Inc.	1,129	46,583
Bloom Energy Corp., Class A *(e)	2,793	22,009
Eaton Corp. plc	20,747	1,959,969
Emerson Electric Co.	30,794	2,205,774
Encore Wire Corp.	1,011	54,907
Energous Corp. *(e)	1,234	1,937
EnerSys	2,181	156,945
Generac Holdings, Inc. *	3,045	315,432
GrafTech International Ltd.	3,189	34,218
Hubbell, Inc.	2,725	390,302
nVent Electric plc	7,549	187,970
Plug Power, Inc. *(e)	12,419	47,999
Powell Industries, Inc.	479	19,768
Preformed Line Products Co.	132	7,210
Regal Beloit Corp.	1,995	156,528
Rockwell Automation, Inc.	5,809	1,113,353
Sensata Technologies Holding plc *	7,799	368,659
Sunrun, Inc. *	5,744	97,820
Thermon Group Holdings, Inc. *	1,694	40,148
TPI Composites, Inc. *	1,473	30,565
Vicor Corp. *	908	45,445
Vivint Solar, Inc. *	2,394	19,535

		8,787,107

Electronic Equipment, Instruments & Components 0.5%
Airgain, Inc. *	379	3,582
Akoustis Technologies, Inc. *(e)	1,077	7,916
Amphenol Corp., Class A	14,630	1,455,246
Anixter International, Inc. *	1,557	151,963
Arlo Technologies, Inc. *	3,564	15,218
Arrow Electronics, Inc. *	4,035	306,418
Avnet, Inc.	4,992	182,158
AVX Corp.	2,434	49,337
Badger Meter, Inc.	1,477	87,232
Bel Fuse, Inc., Class B	417	7,222

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	1,996	$98,343
Benchmark Electronics, Inc.	1,880	57,866
CDW Corp.	7,164	934,544
Coda Octopus Group, Inc. *(e)	196	1,233
Cognex Corp.	8,249	420,452
Coherent, Inc. *	1,232	174,242
Corning, Inc.	38,264	1,021,266
CTS Corp.	1,633	47,863
Daktronics, Inc.	1,552	9,157
Dolby Laboratories, Inc., Class A	3,201	221,957
ePlus, Inc. *	669	53,333
Fabrinet*	1,857	117,065
FARO Technologies, Inc. *	884	45,667
Fitbit, Inc., Class A *	10,984	71,616
FLIR Systems, Inc.	6,751	347,947
II-VI, Inc. *	4,562	153,511
Insight Enterprises, Inc. *	1,786	117,644
IPG Photonics Corp. *	1,810	231,083
Iteris, Inc. *	1,700	8,602
Itron, Inc. *	1,747	142,817
Jabil, Inc.	7,423	288,680
KEMET Corp.	2,811	73,198
Keysight Technologies, Inc. *	9,484	881,917
Kimball Electronics, Inc. *	1,273	20,597
Knowles Corp. *	4,227	83,399
Littelfuse, Inc.	1,201	212,469
Methode Electronics, Inc.	1,846	60,457
MTS Systems Corp.	912	46,229
Napco Security Technologies, Inc. *	621	18,257
National Instruments Corp.	6,512	290,631
nLight, Inc. *	1,693	29,746
Novanta, Inc. *	1,717	155,783
OSI Systems, Inc. *	859	74,338
PAR Technology Corp. *(e)	631	21,473
PC Connection, Inc.	587	29,256
Plexus Corp. *	1,354	96,297
Rogers Corp. *	944	111,156
Sanmina Corp. *	3,494	111,249
ScanSource, Inc. *	1,262	44,031
SYNNEX Corp.	2,058	283,510
Tech Data Corp. *	1,772	255,062
Trimble, Inc. *	12,687	539,451
TTM Technologies, Inc. *	4,891	70,382
Vishay Intertechnology, Inc.	6,766	137,282
Vishay Precision Group, Inc. *	542	18,721
Wrap Technologies, Inc. *(e)	348	2,321
Zebra Technologies Corp., Class A *	2,701	645,593

		11,143,985

Energy Equipment & Services 0.2%
Apergy Corp. *	3,972	102,716
Archrock, Inc.	6,791	56,705
Baker Hughes Co.	32,622	706,593
Cactus, Inc., Class A	2,356	67,900
Covia Holdings Corp. *	1,758	2,813
Diamond Offshore Drilling, Inc. *(e)	3,396	15,724
DMC Global, Inc.	724	30,285
Dril-Quip, Inc. *	1,816	74,274
Era Group, Inc. *	825	8,201
Exterran Corp. *	1,532	8,273
Forum Energy Technologies, Inc. *	4,636	4,914
Frank’s International NV *	5,514	19,299
FTS International, Inc. *	1,397	855
Geospace Technologies Corp. *	559	7,496
Halliburton Co.	43,913	957,743
Helix Energy Solutions Group, Inc. *	7,086	59,097

Common Stocks (continued)
	Shares	Value

Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	5,466	$221,646
Independence Contract Drilling, Inc. *	1,949	1,369
KLX Energy Services Holdings, Inc. *	1,076	4,347
Liberty Oilfield Services, Inc., Class A	2,696	22,862
Mammoth Energy Services, Inc.	554	787
Matrix Service Co. *	1,387	27,907
Nabors Industries Ltd.	17,515	36,256
National Energy Services Reunited Corp. *	1,013	6,676
National Oilwell Varco, Inc.	19,233	396,392
Natural Gas Services Group, Inc. *	545	5,733
NCS Multistage Holdings, Inc. *	491	751
Newpark Resources, Inc. *	4,505	22,525
NexTier Oilfield Solutions, Inc. *	8,094	41,684
Nine Energy Service, Inc. *	917	4,438
Noble Corp. plc *	12,636	10,207
Oceaneering International, Inc. *	5,057	62,757
Oil States International, Inc. *	2,974	32,060
Pacific Drilling SA *	1,563	2,876
Parker Drilling Co. *	397	6,678
Patterson-UTI Energy, Inc.	8,948	71,047
ProPetro Holding Corp. *	4,095	39,885
RigNet, Inc. *	611	2,542
RPC, Inc. (e)	3,029	13,721
Schlumberger Ltd.	69,676	2,334,843
SEACOR Holdings, Inc. *	909	34,169
SEACOR Marine Holdings, Inc. *	1,105	11,536
Seadrill Ltd. *(e)	3,459	4,739
Select Energy Services, Inc., Class A *	3,043	21,179
Smart Sand, Inc. *	928	1,884
Solaris Oilfield Infrastructure, Inc., Class A	1,515	17,468
TETRA Technologies, Inc. *	5,200	7,956
Tidewater, Inc. *	2,050	31,119
Transocean Ltd. *	28,620	130,507
US Silica Holdings, Inc.	3,701	19,023
US Well Services, Inc. *	813	1,089

		5,773,546

Entertainment 1.1%
Activision Blizzard, Inc.	38,190	2,233,351
AMC Entertainment Holdings, Inc., Class A (e)	2,656	17,317
Cinemark Holdings, Inc.	5,490	172,990
Electronic Arts, Inc. *	14,562	1,571,531
Eros International plc *(e)	3,700	8,917
Gaia, Inc. *	448	3,790
Glu Mobile, Inc. *	5,783	34,120
IMAX Corp. *	2,588	42,806
Liberty Media Corp.-Liberty Braves, Class C *	1,793	52,266
Liberty Media Corp.-Liberty Formula One, Class A *	1,291	57,514
Liberty Media Corp-Liberty Braves, Class A *	420	12,285
Liberty Media Corp-Liberty Formula One, Class C *	9,968	466,403
Lions Gate Entertainment Corp., Class A *(e)	8,330	79,275
Live Nation Entertainment, Inc. *	6,543	445,971
LiveXLive Media, Inc. *(e)	1,391	1,947
Madison Square Garden Co. (The), Class A *	952	281,973
Marcus Corp. (The)	1,111	32,386
Netflix, Inc. *	21,248	7,332,472
Reading International, Inc., Class A *	692	7,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Entertainment (continued)
Roku, Inc. *	4,274	$516,940
Spotify Technology SA *	5,958	841,865
Take-Two Interactive Software, Inc. *	5,660	705,462
Walt Disney Co. (The)	87,971	12,167,269
World Wrestling Entertainment, Inc., Class A (e)	2,231	109,051
Zynga, Inc., Class A *	42,830	257,837

		27,452,796

Equity Real Estate Investment Trusts (REITs) 2.5%
Acadia Realty Trust	4,187	103,921
Agree Realty Corp.	2,088	158,542
Alexander & Baldwin, Inc.	3,400	74,324
Alexander’s, Inc.	106	34,204
Alexandria Real Estate Equities, Inc.	5,713	932,362
American Assets Trust, Inc.	2,465	112,305
American Campus Communities, Inc.	6,846	314,026
American Finance Trust, Inc.	5,459	70,803
American Homes 4 Rent, Class A	12,870	351,737
American Tower Corp.	22,104	5,122,381
Americold Realty Trust	9,579	330,188
Apartment Investment & Management Co., Class A	7,422	391,214
Apple Hospitality REIT, Inc.	10,816	162,456
Armada Hoffler Properties, Inc.	2,795	51,260
Ashford Hospitality Trust, Inc.	5,172	12,723
AvalonBay Communities, Inc.	6,964	1,509,029
Bluerock Residential Growth REIT, Inc.	1,145	13,213
Boston Properties, Inc.	7,729	1,107,952
Braemar Hotels & Resorts, Inc.	1,677	13,382
Brandywine Realty Trust	9,026	140,986
Brixmor Property Group, Inc.	17,457	348,442
Brookfield Property REIT, Inc., Class A	3,397	62,709
BRT Apartments Corp.	416	7,168
Camden Property Trust	4,693	527,634
CareTrust REIT, Inc.	4,867	107,950
CatchMark Timber Trust, Inc., Class A	2,502	25,671
CBL & Associates Properties, Inc.	7,202	6,050
Cedar Realty Trust, Inc.	3,624	9,422
Chatham Lodging Trust	2,402	39,273
CIM Commercial Trust Corp.	57	887
City Office REIT, Inc.	2,579	34,868
Clipper Realty, Inc.	614	6,545
Colony Capital, Inc.	24,339	113,663
Columbia Property Trust, Inc.	5,817	122,739
Community Healthcare Trust, Inc.	1,005	47,406
CoreCivic, Inc.	6,073	96,864
CorEnergy Infrastructure Trust, Inc.	690	31,464
CorePoint Lodging, Inc.	2,061	18,858
CoreSite Realty Corp.	1,901	223,272
Corporate Office Properties Trust	5,735	170,731
Cousins Properties, Inc.	7,450	304,929
Crown Castle International Corp.	20,888	3,129,858
CubeSmart	9,794	310,176
CyrusOne, Inc.	5,600	340,760
DiamondRock Hospitality Co.	9,833	95,085
Digital Realty Trust, Inc.	10,458	1,286,229
Diversified Healthcare Trust	12,038	92,933
Douglas Emmett, Inc.	8,383	347,895
Duke Realty Corp.	18,436	669,411
Easterly Government Properties, Inc.	3,676	88,996
EastGroup Properties, Inc.	1,895	257,853
Empire State Realty Trust, Inc., Class A	7,770	105,361

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties	3,961	$282,697
Equinix, Inc.	4,276	2,521,686
Equity Commonwealth	6,094	199,822
Equity LifeStyle Properties, Inc.	8,644	628,851
Equity Residential	18,261	1,517,124
Essential Properties Realty Trust, Inc.	3,927	108,424
Essex Property Trust, Inc.	3,286	1,017,871
Extra Space Storage, Inc.	6,308	698,169
Farmland Partners, Inc.	1,177	7,627
Federal Realty Investment Trust	3,752	469,075
First Industrial Realty Trust, Inc.	6,406	273,536
Four Corners Property Trust, Inc.	3,486	105,591
Franklin Street Properties Corp.	5,453	41,443
Front Yard Residential Corp.	2,526	27,104
Gaming and Leisure Properties, Inc.	10,199	481,954
GEO Group, Inc. (The)	6,075	95,985
Getty Realty Corp.	1,528	48,163
Gladstone Commercial Corp.	1,522	32,449
Gladstone Land Corp.	783	10,359
Global Medical REIT, Inc.	1,559	22,761
Global Net Lease, Inc.	4,604	95,441
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,220	109,770
Healthcare Realty Trust, Inc.	6,724	242,467
Healthcare Trust of America, Inc., Class A	10,489	335,963
Healthpeak Properties, Inc.	24,839	893,956
Hersha Hospitality Trust	1,757	22,788
Highwoods Properties, Inc.	5,089	255,010
Host Hotels & Resorts, Inc.	35,809	585,119
Hudson Pacific Properties, Inc.	7,578	275,385
Independence Realty Trust, Inc.	4,613	67,673
Industrial Logistics Properties Trust	2,754	63,039
Innovative Industrial Properties, Inc.	546	48,867
Investors Real Estate Trust	620	45,694
Invitation Homes, Inc.	27,108	853,089
Iron Mountain, Inc.	14,401	455,216
iStar, Inc.	3,021	43,986
JBG SMITH Properties	6,199	251,369
Jernigan Capital, Inc.	1,173	23,448
Kilroy Realty Corp.	5,211	430,272
Kimco Realty Corp.	20,311	386,925
Kite Realty Group Trust	4,173	71,776
Lamar Advertising Co., Class A	4,276	396,856
Lexington Realty Trust	12,335	136,548
Liberty Property Trust	7,883	493,870
Life Storage, Inc.	2,360	267,105
LTC Properties, Inc.	1,948	89,920
Macerich Co. (The)	7,245	161,636
Mack-Cali Realty Corp.	4,463	98,007
Medical Properties Trust, Inc.	25,921	574,150
Mid-America Apartment Communities, Inc.	5,727	785,802
Monmouth Real Estate Investment Corp.	4,790	70,078
National Health Investors, Inc.	2,159	182,176
National Retail Properties, Inc.	8,649	484,344
National Storage Affiliates Trust	3,016	102,996
New Senior Investment Group, Inc.	4,247	32,362
NexPoint Residential Trust, Inc.	1,026	50,069
Office Properties Income Trust	2,440	83,033
Omega Healthcare Investors, Inc.	10,940	458,933
One Liberty Properties, Inc.	858	23,458
Outfront Media, Inc.	7,297	217,013
Paramount Group, Inc.	10,051	141,317
Park Hotels & Resorts, Inc.	11,979	262,819
Pebblebrook Hotel Trust	6,624	157,121

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Pennsylvania REIT	3,581	$14,109
Physicians Realty Trust	9,642	186,573
Piedmont Office Realty Trust, Inc., Class A	6,181	143,337
PotlatchDeltic Corp.	3,372	144,996
Preferred Apartment Communities, Inc., Class A	2,323	27,365
Prologis, Inc.	31,649	2,939,559
PS Business Parks, Inc.	1,011	169,403
Public Storage	7,440	1,664,774
QTS Realty Trust, Inc., Class A	2,909	165,464
Rayonier, Inc.	6,602	200,569
Realty Income Corp.	16,430	1,288,276
Regency Centers Corp.	8,381	519,957
Retail Opportunity Investments Corp.	5,802	96,139
Retail Properties of America, Inc., Class A	10,485	127,393
Retail Value, Inc.	822	27,019
Rexford Industrial Realty, Inc.	5,565	268,177
RLJ Lodging Trust	8,656	134,687
RPT Realty	3,863	53,889
Ryman Hospitality Properties, Inc.	2,337	198,715
Sabra Health Care REIT, Inc.	9,751	209,647
Safehold, Inc.	458	20,592
Saul Centers, Inc.	614	30,319
SBA Communications Corp.	5,645	1,408,766
Seritage Growth Properties, Class A	1,731	63,562
Service Properties Trust	8,321	179,567
Simon Property Group, Inc.	15,455	2,057,833
SITE Centers Corp.	7,602	96,621
SL Green Realty Corp.	3,975	365,859
Spirit Realty Capital, Inc.	4,975	262,581
STAG Industrial, Inc.	6,770	218,265
STORE Capital Corp.	10,746	421,781
Summit Hotel Properties, Inc.	5,416	60,063
Sun Communities, Inc.	4,570	741,117
Sunstone Hotel Investors, Inc.	11,477	145,528
Tanger Factory Outlet Centers, Inc.	4,600	67,298
Taubman Centers, Inc.	3,003	79,339
Terreno Realty Corp.	3,329	190,619
UDR, Inc.	14,439	691,773
UMH Properties, Inc.	1,976	31,221
Uniti Group, Inc.	9,464	59,907
Universal Health Realty Income Trust	651	80,301
Urban Edge Properties	5,943	109,292
Urstadt Biddle Properties, Inc., Class A	1,254	28,428
Ventas, Inc.	18,690	1,081,403
VEREIT, Inc.	53,421	521,389
VICI Properties, Inc.	23,226	622,457
Vornado Realty Trust	8,742	574,961
Washington Prime Group, Inc.	9,053	27,250
Washington REIT	4,089	124,469
Weingarten Realty Investors	6,206	180,595
Welltower, Inc.	20,439	1,735,476
Weyerhaeuser Co.	37,388	1,082,383
Whitestone REIT	1,958	25,650
WP Carey, Inc.	8,543	718,637
Xenia Hotels & Resorts, Inc.	5,819	108,757

		62,249,774

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	1,565	35,400
BJ’s Wholesale Club Holdings, Inc. *	5,459	112,019
Casey’s General Stores, Inc.	1,861	299,360
Chefs’ Warehouse, Inc. (The) *	1,221	44,444
Costco Wholesale Corp.	22,167	6,772,462

Common Stocks (continued)
	Shares	Value

Food & Staples Retailing (continued)
Grocery Outlet Holding Corp. *	1,579	$51,696
HF Foods Group, Inc. *	440	7,656
Ingles Markets, Inc., Class A	736	30,684
Kroger Co. (The)	39,845	1,070,237
Natural Grocers by Vitamin Cottage, Inc.	385	3,484
Performance Food Group Co. *	5,132	265,786
PriceSmart, Inc.	1,099	67,325
Rite Aid Corp. *(e)	2,705	32,325
SpartanNash Co.	1,827	22,253
Sprouts Farmers Market, Inc. *	6,090	95,187
Sysco Corp.	24,061	1,976,371
United Natural Foods, Inc. *	2,783	20,038
US Foods Holding Corp. *	10,988	441,388
Village Super Market, Inc., Class A	351	7,813
Walgreens Boots Alliance, Inc.	37,958	1,930,164
Walmart, Inc.	70,786	8,104,289
Weis Markets, Inc.	509	18,675

		21,409,056

Food Products 0.7%
Alico, Inc.	171	6,154
Archer-Daniels-Midland Co.	28,124	1,258,830
B&G Foods, Inc. (e)	3,254	52,259
Beyond Meat, Inc. *(e)	2,393	264,235
Bridgford Foods Corp. *	74	1,411
Bunge Ltd.	6,904	361,977
Calavo Growers, Inc.	833	63,816
Cal-Maine Foods, Inc.	1,626	58,032
Campbell Soup Co.	8,406	406,766
Conagra Brands, Inc.	24,433	804,334
Darling Ingredients, Inc. *	8,161	221,408
Farmer Brothers Co. *	599	7,176
Flowers Foods, Inc.	9,898	213,104
Fresh Del Monte Produce, Inc.	1,507	47,290
Freshpet, Inc. *	1,743	109,600
General Mills, Inc.	30,141	1,573,963
Hain Celestial Group, Inc. (The) *	4,095	99,140
Hershey Co. (The)	7,229	1,121,724
Hormel Foods Corp.	13,987	661,026
Hostess Brands, Inc. *	5,962	80,010
Ingredion, Inc.	3,409	299,992
J&J Snack Foods Corp.	774	128,360
JM Smucker Co. (The)	5,525	572,445
John B Sanfilippo & Son, Inc.	448	37,766
Kellogg Co.	12,364	843,348
Kraft Heinz Co. (The)	31,319	914,515
Lamb Weston Holdings, Inc.	7,379	673,777
Lancaster Colony Corp.	965	149,237
Landec Corp. *	1,096	12,275
Limoneira Co.	858	16,748
McCormick & Co., Inc. (Non-Voting)	6,202	1,013,221
Mondelez International, Inc., Class A	71,703	4,114,318
Pilgrim’s Pride Corp. *	2,674	69,658
Post Holdings, Inc. *	3,262	341,107
Sanderson Farms, Inc.	1,017	140,031
Seaboard Corp.	14	53,979
Seneca Foods Corp., Class A *	278	10,995
Simply Good Foods Co. (The) *	4,116	94,545
Tootsie Roll Industries, Inc. (e)	692	23,604
TreeHouse Foods, Inc. *	2,850	127,110
Tyson Foods, Inc., Class A	14,472	1,195,821

		18,245,107

Gas Utilities 0.1%
Atmos Energy Corp.	5,908	691,413

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Gas Utilities (continued)
Chesapeake Utilities Corp.	676	$65,038
National Fuel Gas Co.	4,172	180,189
New Jersey Resources Corp.	4,525	186,973
Northwest Natural Holding Co.	1,552	113,886
ONE Gas, Inc.	2,666	251,937
RGC Resources, Inc.	320	8,102
South Jersey Industries, Inc.	4,718	145,314
Southwest Gas Holdings, Inc.	2,720	205,387
Spire, Inc.	2,530	213,330
UGI Corp.	10,530	437,943

		2,499,512

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	86,666	7,552,075
ABIOMED, Inc. *	2,231	415,613
Accuray, Inc. *	4,748	18,470
Align Technology, Inc. *	3,926	1,009,375
Alphatec Holdings, Inc. *	1,638	11,401
AngioDynamics, Inc. *	1,883	25,929
Antares Pharma, Inc. *	7,310	26,828
Apyx Medical Corp. *	1,416	10,747
AtriCure, Inc. *	1,983	77,139
Atrion Corp.	74	53,220
Avanos Medical, Inc. *	2,421	66,674
Axogen, Inc. *	1,670	20,641
Axonics Modulation Technologies, Inc. *	794	23,050
Baxter International, Inc.	24,306	2,168,581
Becton Dickinson and Co.	13,500	3,714,930
BioLife Solutions, Inc. *	304	4,192
BioSig Technologies, Inc. *(e)	675	3,294
Boston Scientific Corp. *	69,893	2,926,420
Cantel Medical Corp.	1,927	125,371
Cardiovascular Systems, Inc. *	1,658	75,257
Cerus Corp. *	7,154	28,688
Conformis, Inc. *	3,713	3,696
CONMED Corp.	1,395	141,844
Cooper Cos., Inc. (The)	2,453	850,921
CryoLife, Inc. *	1,829	54,394
CryoPort, Inc. *	1,577	28,244
Cutera, Inc. *	708	19,951
CytoSorbents Corp. *(e)	1,308	6,462
Danaher Corp.	31,106	5,004,022
Dentsply Sirona, Inc.	11,208	627,648
DexCom, Inc. *	4,517	1,087,468
Edwards Lifesciences Corp. *	10,453	2,298,197
ElectroCore, Inc. *	555	699
Envista Holdings Corp. *	7,268	215,060
GenMark Diagnostics, Inc. *	2,945	15,874
Glaukos Corp. *	1,960	110,250
Globus Medical, Inc., Class A *	3,865	202,062
Haemonetics Corp. *	2,552	274,059
Heska Corp. *	363	36,369
Hill-Rom Holdings, Inc.	3,403	362,385
Hologic, Inc. *	13,384	716,312
ICU Medical, Inc. *	943	172,069
IDEXX Laboratories, Inc. *	4,272	1,157,755
Inogen, Inc. *	930	41,171
Insulet Corp. *	2,982	578,627
Integer Holdings Corp. *	1,653	141,166
Integra LifeSciences Holdings Corp. *	3,616	199,025
IntriCon Corp. *	350	5,961
Intuitive Surgical, Inc. *	5,776	3,233,289
Invacare Corp.	1,428	10,981
iRadimed Corp. *	194	4,947
iRhythm Technologies, Inc. *	1,333	114,145

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
Lantheus Holdings, Inc. *	1,994	$34,915
LeMaitre Vascular, Inc.	848	30,515
LivaNova plc *	2,409	163,740
Masimo Corp. *	2,361	402,787
Medtronic plc	67,630	7,807,207
Meridian Bioscience, Inc.	2,160	21,254
Merit Medical Systems, Inc. *	2,729	99,390
Mesa Laboratories, Inc.	203	53,275
Misonix, Inc. *	341	5,691
Natus Medical, Inc. *	1,645	51,472
Neogen Corp. *	2,615	175,911
Neuronetics, Inc. *	566	2,055
Nevro Corp. *	1,431	190,194
Novocure Ltd. *	4,298	350,115
NuVasive, Inc. *	2,570	198,198
OraSure Technologies, Inc. *	3,184	22,447
Orthofix Medical, Inc. *	890	38,501
OrthoPediatrics Corp. *	480	22,046
Penumbra, Inc. *	1,567	274,946
Pulse Biosciences, Inc. *	480	6,720
Quidel Corp. *	1,806	138,701
ResMed, Inc.	7,116	1,131,231
Rockwell Medical, Inc. *	2,627	6,856
RTI Surgical Holdings, Inc. *	3,283	13,657
SeaSpine Holdings Corp. *	674	9,948
Senseonics Holdings, Inc. *(e)	5,103	4,174
Shockwave Medical, Inc. *	1,288	55,925
SI-BONE, Inc. *	895	18,893
Sientra, Inc. *	1,630	9,878
Silk Road Medical, Inc. *	764	35,557
Soliton, Inc. *	236	2,823
STAAR Surgical Co. *	2,250	75,690
STERIS plc	4,245	639,679
Stryker Corp.	17,233	3,630,993
Surmodics, Inc. *	678	26,706
Tactile Systems Technology, Inc. *	911	51,189
Tandem Diabetes Care, Inc. *	2,814	213,977
Teleflex, Inc.	2,322	862,646
TransEnterix, Inc. *	976	1,327
TransMedics Group, Inc. *	603	10,559
Utah Medical Products, Inc.	191	17,585
Vapotherm, Inc. *	631	6,594
Varex Imaging Corp. *	1,886	52,148
Varian Medical Systems, Inc. *	4,588	644,935
ViewRay, Inc. *	3,513	10,961
West Pharmaceutical Services, Inc.	3,689	575,300
Wright Medical Group NV *	6,066	182,829
Zimmer Biomet Holdings, Inc.	10,352	1,531,061
Zynex, Inc. *(e)	672	6,458

		55,992,607

Health Care Providers & Services 1.6%
1Life Healthcare, Inc. *	319	7,040
Acadia Healthcare Co., Inc. *	4,230	135,910
Addus HomeCare Corp. *	618	58,302
Amedisys, Inc. *	1,550	273,559
American Renal Associates Holdings, Inc. *	786	7,137
AmerisourceBergen Corp.	7,641	653,764
AMN Healthcare Services, Inc. *	2,351	158,410
Anthem, Inc.	12,781	3,390,544
Apollo Medical Holdings, Inc. *	261	4,677
Avalon GloboCare Corp. *(e)	921	1,630
BioTelemetry, Inc. *	1,703	83,311
Brookdale Senior Living, Inc. *	9,501	62,612
Cardinal Health, Inc.	14,823	759,086

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)
Catasys, Inc. *	301	$5,153
Centene Corp. *	29,139	1,830,221
Chemed Corp.	779	363,824
Cigna Corp.	18,462	3,551,720
Community Health Systems, Inc. *	3,641	15,620
CorVel Corp. *	463	42,397
Covetrus, Inc. *	4,405	54,181
Cross Country Healthcare, Inc. *	1,931	19,117
CVS Health Corp.	65,383	4,434,275
DaVita, Inc. *	4,955	395,756
Diplomat Pharmacy, Inc. *	2,953	11,753
Encompass Health Corp.	4,840	372,825
Ensign Group, Inc. (The)	2,585	116,842
Enzo Biochem, Inc. *	1,875	4,706
Exagen, Inc. *	139	2,870
Five Star Senior Living, Inc. *	128	580
Genesis Healthcare, Inc. *	3,558	5,337
Guardant Health, Inc. *	1,870	142,195
Hanger, Inc. *	1,868	45,635
HCA Healthcare, Inc.	13,567	1,883,100
HealthEquity, Inc. *	3,443	227,445
Henry Schein, Inc. *	7,343	506,226
Humana, Inc.	6,676	2,244,738
Joint Corp. (The) *	765	12,775
Laboratory Corp. of America Holdings *	4,875	855,075
LHC Group, Inc. *	1,541	224,601
Magellan Health, Inc. *	1,079	78,994
McKesson Corp.	9,101	1,297,894
MEDNAX, Inc. *	4,221	97,378
Molina Healthcare, Inc. *	3,131	385,019
National HealthCare Corp.	612	51,359
National Research Corp.	615	41,617
Option Care Health, Inc. *	6,836	28,574
Owens & Minor, Inc.	2,629	16,458
Patterson Cos., Inc.	4,255	93,653
Pennant Group, Inc. (The) *	1,286	33,950
PetIQ, Inc. *	951	28,292
Premier, Inc., Class A *	3,067	106,640
Progyny, Inc. *(e)	594	16,513
Providence Service Corp. (The) *	598	38,780
Quest Diagnostics, Inc.	6,755	747,576
R1 RCM, Inc. *	5,177	64,713
RadNet, Inc. *	2,147	48,458
Select Medical Holdings Corp. *	5,632	128,635
Surgery Partners, Inc. *	1,021	17,224
Tenet Healthcare Corp. *	5,184	164,022
Tivity Health, Inc. *	2,300	49,784
Triple-S Management Corp., Class B *	1,178	20,756
UnitedHealth Group, Inc.	47,616	12,972,979
Universal Health Services, Inc., Class B	3,935	539,528
US Physical Therapy, Inc.	637	74,618

		40,108,363

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc. *	8,265	70,914
Castlight Health, Inc., Class B *	5,580	6,919
Cerner Corp.	15,661	1,124,930
Change Healthcare, Inc. *(e)	2,064	32,033
Computer Programs & Systems, Inc.	678	17,628
Evolent Health, Inc., Class A *	3,550	35,784
Health Catalyst, Inc. *	350	11,428
HealthStream, Inc. *	1,320	33,726
HMS Holdings Corp. *	4,455	121,711
Inovalon Holdings, Inc., Class A *	3,598	72,895

Common Stocks (continued)
	Shares	Value

Health Care Technology (continued)
Inspire Medical Systems, Inc. *	707	$52,884
Livongo Health, Inc. *(e)	625	15,100
NextGen Healthcare, Inc. *	2,713	37,602
Omnicell, Inc. *	2,112	171,663
OptimizeRx Corp. *	586	6,475
Phreesia, Inc. *	421	13,051
Simulations Plus, Inc.	634	20,656
Tabula Rasa HealthCare, Inc. *(e)	1,002	58,186
Teladoc Health, Inc. *	3,658	372,055
Veeva Systems, Inc., Class A *	6,613	969,532
Vocera Communications, Inc. *	1,628	35,865

		3,281,037

Hotels, Restaurants & Leisure 1.3%
Aramark	12,329	544,202
BBX Capital Corp.	2,708	10,507
Biglari Holdings, Inc., Class B *	36	3,905
BJ’s Restaurants, Inc.	835	33,216
Bloomin’ Brands, Inc.	4,181	86,839
Bluegreen Vacations Corp. (e)	302	2,772
Boyd Gaming Corp.	4,106	122,564
Brinker International, Inc.	1,920	81,965
Caesars Entertainment Corp. *	28,898	395,036
Carnival Corp.	20,141	876,738
Carrols Restaurant Group, Inc. *	1,910	8,671
Century Casinos, Inc. *	1,530	12,745
Cheesecake Factory, Inc. (The)	2,158	82,867
Chipotle Mexican Grill, Inc. *	1,294	1,121,587
Choice Hotels International, Inc.	1,705	170,841
Churchill Downs, Inc.	1,732	250,066
Chuy’s Holdings, Inc. *	870	21,359
Cracker Barrel Old Country Store, Inc. (e)	1,185	181,222
Darden Restaurants, Inc.	6,223	724,544
Dave & Buster’s Entertainment, Inc.	1,392	61,471
Del Taco Restaurants, Inc. *	1,529	11,529
Denny’s Corp. *	2,876	58,872
Dine Brands Global, Inc.	822	70,076
Domino’s Pizza, Inc.	2,076	584,913
Drive Shack, Inc. *	3,118	11,786
Dunkin’ Brands Group, Inc.	4,146	323,761
El Pollo Loco Holdings, Inc. *	835	11,506
Eldorado Resorts, Inc. *(e)	3,361	200,921
Everi Holdings, Inc. *	3,016	37,700
Extended Stay America, Inc.	8,931	115,389
Fiesta Restaurant Group, Inc. *	1,345	13,356
Golden Entertainment, Inc. *	778	13,351
Habit Restaurants, Inc. (The), Class A *	878	12,213
Hilton Grand Vacations, Inc. *	4,212	134,405
Hilton Worldwide Holdings, Inc.	14,080	1,517,824
Hyatt Hotels Corp., Class A	1,858	157,075
Inspired Entertainment, Inc. *	377	2,209
International Game Technology plc	5,064	68,313
J Alexander’s Holdings, Inc. *	554	5,307
Jack in the Box, Inc.	1,318	107,747
Kura Sushi USA, Inc., Class A *	144	3,243
Las Vegas Sands Corp.	17,131	1,118,826
Lindblad Expeditions Holdings, Inc. *	1,190	19,623
Marriott International, Inc., Class A	13,831	1,937,170
Marriott Vacations Worldwide Corp.	2,104	252,985
McDonald’s Corp.	38,040	8,139,419
MGM Resorts International	24,958	775,195
Monarch Casino & Resort, Inc. *	584	31,349
Nathan’s Famous, Inc.	125	8,250
Noodles & Co. *	1,207	8,618
Norwegian Cruise Line Holdings Ltd. *	10,668	574,472

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Papa John’s International, Inc.	1,089	$70,545
Penn National Gaming, Inc. *	5,621	167,674
Planet Fitness, Inc., Class A *	4,122	333,016
PlayAGS, Inc. *	1,369	14,073
Potbelly Corp. *	890	3,836
RCI Hospitality Holdings, Inc.	518	9,184
Red Lion Hotels Corp. *	1,021	2,818
Red Robin Gourmet Burgers, Inc. *	673	22,122
Red Rock Resorts, Inc., Class A	3,573	87,574
Royal Caribbean Cruises Ltd.	8,675	1,015,669
Ruth’s Hospitality Group, Inc.	1,468	30,094
Scientific Games Corp. *	2,802	69,602
SeaWorld Entertainment, Inc. *	2,152	74,158
Shake Shack, Inc., Class A *	1,479	99,759
Six Flags Entertainment Corp.	4,018	153,206
Starbucks Corp.	59,582	5,054,341
Target Hospitality Corp. *	1,788	9,780
Texas Roadhouse, Inc.	3,354	209,625
Twin River Worldwide Holdings, Inc.	925	24,651
Vail Resorts, Inc.	2,025	474,883
Wendy’s Co. (The)	9,496	205,778
Wingstop, Inc.	1,501	139,248
Wyndham Destinations, Inc.	4,492	217,997
Wyndham Hotels & Resorts, Inc.	4,722	269,957
Wynn Resorts Ltd.	4,941	623,357
Yum China Holdings, Inc.	18,301	788,224
Yum! Brands, Inc.	15,264	1,614,473

		32,906,164

Household Durables 0.3%
Bassett Furniture Industries, Inc.	407	4,978
Beazer Homes USA, Inc. *	1,626	22,358
Cavco Industries, Inc. *	443	99,241
Century Communities, Inc. *	1,411	41,864
DR Horton, Inc.	16,977	1,005,038
Ethan Allen Interiors, Inc.	1,276	20,607
Flexsteel Industries, Inc.	316	5,182
Garmin Ltd.	7,285	706,281
GoPro, Inc., Class A *(e)	6,525	25,709
Green Brick Partners, Inc. *	1,035	11,996
Hamilton Beach Brands Holding Co., Class A	273	4,313
Helen of Troy Ltd. *	1,271	240,283
Hooker Furniture Corp.	677	16,681
Installed Building Products, Inc. *	1,064	78,874
iRobot Corp. *(e)	1,406	66,152
KB Home	4,179	156,921
La-Z-Boy, Inc.	2,324	71,207
Legacy Housing Corp. *	245	3,437
Leggett & Platt, Inc.	6,629	315,474
Lennar Corp., Class A	14,593	957,034
LGI Homes, Inc. *	1,016	81,016
Lifetime Brands, Inc.	510	3,453
Lovesac Co. (The) *	370	4,200
M/I Homes, Inc. *	1,387	61,569
MDC Holdings, Inc.	2,574	108,468
Meritage Homes Corp. *	1,832	129,999
Mohawk Industries, Inc. *	2,971	391,221
Newell Brands, Inc.	19,090	372,828
NVR, Inc. *	163	622,166
PulteGroup, Inc.	12,686	566,430
Purple Innovation, Inc. *	330	4,148
Skyline Champion Corp. *	2,516	72,335
Sonos, Inc. *	3,597	49,351
Taylor Morrison Home Corp. *	5,078	131,419
Tempur Sealy International, Inc. *	2,262	207,244

Common Stocks (continued)
	Shares	Value

Household Durables (continued)
Toll Brothers, Inc.	6,639	$294,506
TopBuild Corp. *	1,623	185,850
TRI Pointe Group, Inc. *	6,609	107,462
Tupperware Brands Corp.	2,558	16,013
Universal Electronics, Inc. *	667	33,037
Whirlpool Corp.	3,131	457,658
William Lyon Homes, Class A *	1,624	37,661
ZAGG, Inc. *(e)	1,182	8,936

		7,800,600

Household Products 1.0%
Central Garden & Pet Co. *	2,522	76,565
Church & Dwight Co., Inc.	12,449	923,965
Clorox Co. (The)	6,317	993,727
Colgate-Palmolive Co.	42,410	3,129,010
Energizer Holdings, Inc.	3,094	143,128
Kimberly-Clark Corp.	17,247	2,470,460
Oil-Dri Corp. of America	224	7,930
Procter & Gamble Co. (The) (d)	124,698	15,539,865
Reynolds Consumer Products, Inc. *	348	9,935
Spectrum Brands Holdings, Inc.	1,988	122,083
WD-40 Co.	705	131,708

		23,548,376

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	33,576	666,819
Atlantic Power Corp. *	4,541	10,853
Clearway Energy, Inc., Class A	5,531	116,239
NRG Energy, Inc.	12,718	469,167
Ormat Technologies, Inc.	2,019	160,026
Pattern Energy Group, Inc., Class A	4,526	121,795
Sunnova Energy International, Inc. *	577	7,836
TerraForm Power, Inc., Class A	3,979	71,980
Vistra Energy Corp.	21,291	479,473

		2,104,188

Industrial Conglomerates 0.8%
3M Co.	28,213	4,476,275
Carlisle Cos., Inc.	2,818	440,256
General Electric Co.	436,883	5,439,194
Honeywell International, Inc.	36,192	6,269,178
Raven Industries, Inc.	1,848	57,953
Roper Technologies, Inc.	5,156	1,967,839

		18,650,695

Insurance 1.7%
Aflac, Inc.	36,550	1,884,883
Alleghany Corp. *	705	562,350
Allstate Corp. (The)	16,264	1,927,935
Ambac Financial Group, Inc. *	2,235	47,896
American Equity Investment Life Holding Co.	4,341	114,646
American Financial Group, Inc.	3,677	400,021
American International Group, Inc.	43,784	2,200,584
American National Insurance Co.	389	42,852
AMERISAFE, Inc.	812	55,557
Aon plc	11,788	2,596,307
Arch Capital Group Ltd. *	19,461	859,398
Argo Group International Holdings Ltd.	1,568	102,861
Arthur J Gallagher & Co.	9,321	956,055
Assurant, Inc.	3,052	398,469
Assured Guaranty Ltd.	4,696	215,265
Athene Holding Ltd., Class A *	7,204	313,806
Axis Capital Holdings Ltd.	4,143	266,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Insurance (continued)
Brighthouse Financial, Inc. *	5,398	$209,982
Brown & Brown, Inc.	11,795	529,595
BRP Group, Inc., Class A *	752	11,340
Chubb Ltd.	22,648	3,442,270
Cincinnati Financial Corp.	7,693	807,380
Citizens, Inc. *(e)	2,616	15,853
CNA Financial Corp.	1,483	66,186
CNO Financial Group, Inc.	7,444	130,940
Crawford & Co., Class A	684	5,978
Donegal Group, Inc., Class A	438	6,110
eHealth, Inc. *	1,134	119,251
Employers Holdings, Inc.	1,339	57,108
Enstar Group Ltd. *	565	110,339
Erie Indemnity Co., Class A	1,251	208,291
Everest Re Group Ltd.	2,030	561,437
FBL Financial Group, Inc., Class A	527	28,342
FedNat Holding Co.	490	7,610
Fidelity National Financial, Inc.	13,395	653,006
First American Financial Corp.	5,422	336,056
Genworth Financial, Inc., Class A *	25,646	105,149
Global Indemnity Ltd.	379	11,950
Globe Life, Inc.	5,336	556,331
Goosehead Insurance, Inc., Class A	583	30,421
Greenlight Capital Re Ltd., Class A *	1,658	15,436
Hallmark Financial Services, Inc. *	555	9,546
Hanover Insurance Group, Inc. (The)	1,978	274,111
Hartford Financial Services Group, Inc. (The)	18,023	1,068,403
HCI Group, Inc.	354	15,672
Health Insurance Innovations, Inc., Class A *(e)	431	9,904
Heritage Insurance Holdings, Inc.	1,368	16,498
Horace Mann Educators Corp.	2,125	91,396
Independence Holding Co.	210	8,503
Investors Title Co.	83	13,097
James River Group Holdings Ltd.	1,454	62,435
Kemper Corp.	3,133	233,158
Kinsale Capital Group, Inc.	1,031	117,761
Lincoln National Corp.	10,122	551,447
Loews Corp.	12,933	665,403
Markel Corp. *	688	807,003
Marsh & McLennan Cos., Inc.	25,539	2,856,793
MBIA, Inc. *	3,956	35,841
Mercury General Corp.	1,400	68,726
MetLife, Inc.	39,180	1,947,638
National General Holdings Corp.	3,468	75,498
National Western Life Group, Inc., Class A	120	31,920
NI Holdings, Inc. *	396	6,079
Old Republic International Corp.	14,088	317,684
Palomar Holdings, Inc. *	646	34,529
Primerica, Inc.	2,079	246,486
Principal Financial Group, Inc.	13,872	734,522
ProAssurance Corp.	2,602	79,023
Progressive Corp. (The)	29,395	2,371,883
ProSight Global, Inc. *	378	5,470
Protective Insurance Corp., Class B	391	6,096
Prudential Financial, Inc.	20,532	1,869,644
Reinsurance Group of America, Inc.	3,138	452,029
RenaissanceRe Holdings Ltd.	2,199	416,579
RLI Corp.	2,045	190,205
Safety Insurance Group, Inc.	716	65,929
Selective Insurance Group, Inc.	2,938	194,642
State Auto Financial Corp.	938	28,243
Stewart Information Services Corp.	1,186	49,516
Third Point Reinsurance Ltd. *	3,982	43,364
Tiptree, Inc.	1,052	7,206

Common Stocks (continued)
	Shares	Value

Insurance (continued)
Travelers Cos., Inc. (The)	12,975	$1,707,770
Trupanion, Inc. *(e)	1,486	47,433
United Fire Group, Inc.	1,122	49,660
United Insurance Holdings Corp.	1,133	11,489
Universal Insurance Holdings, Inc.	1,582	38,506
Unum Group	10,395	277,443
Watford Holdings Ltd. *	1,004	21,937
White Mountains Insurance Group Ltd.	159	177,638
Willis Towers Watson plc	6,527	1,379,090
WR Berkley Corp.	7,310	537,504

		41,299,786

Interactive Media & Services 2.9%
Alphabet, Inc., Class A *	30,212	43,309,076
Care.com, Inc. *	934	13,982
Cargurus, Inc. *	3,814	135,969
Cars.com, Inc. *	3,453	40,296
DHI Group, Inc. *	2,131	5,967
Eventbrite, Inc., Class A *	1,858	39,297
EverQuote, Inc., Class A *	373	13,685
Facebook, Inc., Class A *	120,619	24,354,182
IAC/InterActiveCorp*	3,754	914,437
Liberty TripAdvisor Holdings, Inc., Class A *	3,809	22,435
Match Group, Inc. *(e)	2,681	209,708
Meet Group, Inc. (The) *	4,070	21,693
QuinStreet, Inc. *	2,312	29,952
Travelzoo *	224	2,274
TripAdvisor, Inc.	5,412	147,856
TrueCar, Inc. *	5,174	19,144
Twitter, Inc. *	38,399	1,247,200
Yelp, Inc. *	3,330	108,558
Zillow Group, Inc., Class A *	9,097	420,344

		71,056,055

Internet & Direct Marketing Retail 2.0%
1-800-Flowers.com, Inc., Class A *	1,283	19,489
Amazon.com, Inc. *	20,868	41,917,969
Booking Holdings, Inc. *	2,112	3,866,122
Duluth Holdings, Inc., Class B *	456	3,853
eBay, Inc.	38,784	1,301,591
Etsy, Inc. *	5,799	283,049
Expedia Group, Inc.	6,995	758,608
Groupon, Inc. *	23,080	66,470
Grubhub, Inc. *	4,459	241,455
Lands’ End, Inc. *	450	5,243
Leaf Group Ltd. *	742	2,590
Liquidity Services, Inc. *	1,160	6,171
Overstock.com, Inc. *	1,195	9,703
PetMed Express, Inc. (e)	1,062	26,773
Quotient Technology, Inc. *	3,747	37,732
Qurate Retail, Inc. Series A,*	19,651	167,623
RealReal, Inc. (The) *	747	10,809
Rubicon Project, Inc. (The) *	2,074	19,413
Shutterstock, Inc. *	995	43,113
Stamps.com, Inc. *	809	60,262
Stitch Fix, Inc., Class A *	2,115	48,434
Waitr Holdings, Inc. *(e)	3,063	1,053
Wayfair, Inc., Class A *(e)	3,196	299,465

		49,196,990

IT Services 3.5%
Accenture plc, Class A	32,148	6,597,091
Akamai Technologies, Inc. *	7,990	745,867
Alliance Data Systems Corp.	2,011	206,711
Amdocs Ltd.	6,839	492,066

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Automatic Data Processing, Inc.	21,880	$3,750,013
Black Knight, Inc. *	7,232	483,965
Booz Allen Hamilton Holding Corp.	6,836	533,481
Brightcove, Inc. *	2,016	17,459
Broadridge Financial Solutions, Inc.	5,736	683,444
CACI International, Inc., Class A *	1,253	335,102
Cardtronics plc, Class A *	1,784	80,280
Cass Information Systems, Inc.	722	39,002
Cognizant Technology Solutions Corp., Class A	27,740	1,702,681
Conduent, Inc. *	8,807	37,694
CoreLogic, Inc.	3,931	182,792
CSG Systems International, Inc.	1,694	84,395
DXC Technology Co.	12,671	403,952
Endurance International Group Holdings, Inc. *	3,805	17,960
EPAM Systems, Inc. *	2,617	597,042
Euronet Worldwide, Inc. *	2,516	396,622
EVERTEC, Inc.	3,083	103,496
Evo Payments, Inc., Class A *	1,772	49,102
Exela Technologies, Inc. *	1,849	694
ExlService Holdings, Inc. *	1,715	125,384
Fidelity National Information Services, Inc.	30,771	4,420,562
Fiserv, Inc. *	28,420	3,370,896
FleetCor Technologies, Inc. *	4,305	1,357,065
Gartner, Inc. *	4,404	708,075
Genpact Ltd.	9,351	413,969
Global Payments, Inc.	15,049	2,941,327
GoDaddy, Inc., Class A *	8,640	580,694
GTT Communications, Inc. *(e)	1,682	19,932
Hackett Group, Inc. (The)	1,262	19,504
I3 Verticals, Inc., Class A *	739	23,862
Information Services Group, Inc. *	1,503	4,058
International Business Machines Corp.	44,767	6,434,361
International Money Express, Inc. *	765	8,094
Jack Henry & Associates, Inc.	3,872	579,019
KBR, Inc.	7,211	196,139
Leidos Holdings, Inc.	6,746	677,771
Limelight Networks, Inc. *	6,235	31,113
LiveRamp Holdings, Inc. *	3,280	131,987
ManTech International Corp., Class A	1,368	109,823
Mastercard, Inc., Class A	44,665	14,111,460
MAXIMUS, Inc.	3,223	231,250
MongoDB, Inc. *	2,111	346,014
NIC, Inc.	3,349	66,076
Okta, Inc. *	5,305	679,305
Paychex, Inc.	16,220	1,391,189
PayPal Holdings, Inc. *	59,257	6,748,780
Paysign, Inc. *(e)	1,582	13,827
Perficient, Inc. *	1,648	81,906
Perspecta, Inc.	7,175	201,402
PRGX Global, Inc. *	859	3,402
Priority Technology Holdings, Inc. *	277	828
Sabre Corp.	13,826	297,812
Science Applications International Corp.	2,891	253,743
Square, Inc., Class A *	17,352	1,296,021
StarTek, Inc. *	708	5,402
Switch, Inc., Class A	3,014	48,224
Sykes Enterprises, Inc. *	1,919	64,459
TTEC Holdings, Inc.	729	28,956
Tucows, Inc., Class A *(e)	502	30,246
Twilio, Inc., Class A *	6,153	765,064
Unisys Corp. *	2,620	25,440
VeriSign, Inc. *	5,221	1,086,699
Verra Mobility Corp. *	6,247	99,515

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Virtusa Corp. *	1,479	$61,586
Visa, Inc., Class A	86,360	17,183,049
Western Union Co. (The)	21,232	571,141
WEX, Inc. *	2,168	470,283

		85,857,625

Leisure Products 0.1%
Acushnet Holdings Corp.	1,803	55,839
American Outdoor Brands Corp. *	2,761	26,009
Brunswick Corp.	4,092	257,182
Callaway Golf Co.	4,767	102,109
Clarus Corp.	995	13,149
Escalade, Inc.	449	3,951
Hasbro, Inc.	6,370	648,912
Johnson Outdoors, Inc., Class A	259	20,357
Malibu Boats, Inc., Class A *	1,050	45,980
Marine Products Corp.	314	4,396
MasterCraft Boat Holdings, Inc. *	965	16,955
Mattel, Inc. *(e)	17,087	249,983
Polaris, Inc.	2,936	269,642
Sturm Ruger & Co., Inc.	844	41,795
Vista Outdoor, Inc. *	2,933	21,792
YETI Holdings, Inc. *(e)	2,011	73,120

		1,851,171

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc. *	1,400	23,520
Adaptive Biotechnologies Corp. *	760	22,728
Agilent Technologies, Inc.	15,620	1,289,587
Avantor, Inc. *	15,837	292,509
Bio-Rad Laboratories, Inc., Class A *	1,071	386,545
Bio-Techne Corp.	1,892	397,263
Bruker Corp.	5,117	253,138
Charles River Laboratories International, Inc. *	2,430	375,629
ChromaDex Corp. *(e)	1,730	7,629
Codexis, Inc. *	2,589	40,596
Fluidigm Corp. *	3,546	13,617
Illumina, Inc. *	7,389	2,143,327
IQVIA Holdings, Inc. *	8,934	1,387,004
Luminex Corp.	2,049	46,482
Medpace Holdings, Inc. *	1,409	120,540
Mettler-Toledo International, Inc. *	1,211	916,945
NanoString Technologies, Inc. *	1,707	46,379
NeoGenomics, Inc. *	4,809	154,994
Pacific Biosciences of California, Inc. *	7,016	32,765
PerkinElmer, Inc.	5,577	515,761
Personalis, Inc. *	379	4,139
PRA Health Sciences, Inc. *	3,166	320,747
QIAGEN NV *	11,118	375,566
Quanterix Corp. *	680	18,435
Repligen Corp. *	2,622	263,223
Syneos Health, Inc. *	3,168	194,388
Thermo Fisher Scientific, Inc.	20,103	6,296,059
Waters Corp. *	3,222	721,051

		16,660,566

Machinery 1.2%
AGCO Corp.	3,111	218,206
Alamo Group, Inc.	504	62,778
Albany International Corp., Class A	1,546	107,864
Allison Transmission Holdings, Inc.	5,444	240,625
Altra Industrial Motion Corp.	3,296	109,625
Astec Industries, Inc.	1,173	48,375
Barnes Group, Inc.	2,005	126,656
Blue Bird Corp. *	841	16,593

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Briggs & Stratton Corp. (e)	2,128	$7,810
Caterpillar, Inc.	27,041	3,551,835
Chart Industries, Inc. *	1,829	117,019
CIRCOR International, Inc. *	997	41,405
Colfax Corp. *	4,740	166,658
Columbus McKinnon Corp.	1,178	41,218
Commercial Vehicle Group, Inc. *	1,301	6,492
Crane Co.	2,506	214,163
Cummins, Inc.	7,506	1,200,735
Deere & Co.	15,877	2,517,775
Donaldson Co., Inc.	6,336	328,522
Douglas Dynamics, Inc.	1,142	59,875
Dover Corp.	7,302	831,333
Eastern Co. (The)	231	6,399
Energy Recovery, Inc. *	1,968	20,093
Enerpac Tool Group Corp.	2,874	66,418
EnPro Industries, Inc.	1,056	61,713
ESCO Technologies, Inc.	1,214	116,495
Evoqua Water Technologies Corp. *	3,331	66,520
Federal Signal Corp.	3,072	98,796
Flowserve Corp.	6,681	311,869
Fortive Corp.	14,823	1,110,687
Franklin Electric Co., Inc.	2,383	137,475
Gardner Denver Holdings, Inc. *	6,443	227,502
Gates Industrial Corp. plc *	2,370	29,554
Gencor Industries, Inc. *	386	4,327
Gorman-Rupp Co. (The)	908	33,514
Graco, Inc.	8,276	439,869
Graham Corp.	409	7,477
Greenbrier Cos., Inc. (The)	1,559	37,556
Helios Technologies, Inc.	1,509	64,163
Hillenbrand, Inc.	3,737	108,485
Hurco Cos., Inc.	270	8,451
Hyster-Yale Materials Handling, Inc.	515	27,805
IDEX Corp.	3,804	623,285
Illinois Tool Works, Inc.	16,131	2,822,602
Ingersoll-Rand plc	12,166	1,620,876
ITT, Inc.	4,400	295,152
John Bean Technologies Corp.	1,593	179,993
Kadant, Inc.	547	58,310
Kennametal, Inc.	4,190	131,105
LB Foster Co., Class A *	576	9,769
Lincoln Electric Holdings, Inc.	2,921	260,495
Lindsay Corp.	529	52,916
Luxfer Holdings plc	1,403	22,378
Lydall, Inc. *	922	18,846
Manitowoc Co., Inc. (The) *	1,800	26,010
Meritor, Inc. *	3,849	84,332
Middleby Corp. (The) *	2,780	311,805
Miller Industries, Inc.	593	20,405
Mueller Industries, Inc.	2,852	83,193
Mueller Water Products, Inc., Class A	8,107	94,447
Navistar International Corp. *	2,532	92,722
NN, Inc.	2,207	19,046
Nordson Corp.	2,886	487,330
Omega Flex, Inc.	124	13,070
Oshkosh Corp.	3,405	292,966
PACCAR, Inc.	17,121	1,270,549
Parker-Hannifin Corp.	6,422	1,256,721
Park-Ohio Holdings Corp.	488	14,347
Pentair plc	8,393	360,311
Proto Labs, Inc. *	1,378	142,623
RBC Bearings, Inc. *	1,233	191,744
REV Group, Inc.	1,427	14,270
Rexnord Corp. *	5,426	177,159
Snap-on, Inc.	2,683	428,287
Spartan Motors, Inc.	1,757	29,869

Common Stocks (continued)
	Shares	Value

Machinery (continued)
SPX Corp. *	2,191	$107,512
SPX FLOW, Inc. *	2,150	94,041
Standex International Corp.	619	45,243
Stanley Black & Decker, Inc.	7,647	1,218,397
Tennant Co.	935	72,201
Terex Corp.	3,246	82,286
Timken Co. (The)	3,406	178,917
Titan International, Inc.	2,925	8,365
Toro Co. (The)	5,330	426,507
TriMas Corp. *	1,905	54,731
Trinity Industries, Inc.	4,874	99,088
Twin Disc, Inc. *	437	4,261
Wabash National Corp.	2,807	32,561
WABCO Holdings, Inc. *	2,563	347,671
Watts Water Technologies, Inc., Class A	1,404	139,993
Welbilt, Inc. *	6,613	99,790
Westinghouse Air Brake Technologies Corp.	9,044	667,990
Woodward, Inc.	2,805	326,250
Xylem, Inc.	8,976	732,980

		29,246,447

Marine 0.0%†
Costamare, Inc.	2,928	23,219
Eagle Bulk Shipping, Inc. *	1,881	6,113
Genco Shipping & Trading Ltd.	648	5,100
Kirby Corp. *	3,032	222,215
Matson, Inc.	2,176	78,358
Safe Bulkers, Inc. *	2,149	2,794
Scorpio Bulkers, Inc.	3,159	11,593

		349,392

Media 0.9%
Altice USA, Inc., Class A *	15,132	414,012
AMC Networks, Inc., Class A *	2,122	77,644
Boston Omaha Corp., Class A *	445	8,980
Cable One, Inc.	222	378,295
Cardlytics, Inc. *	643	53,961
Central European Media Enterprises Ltd., Class A *	4,639	20,736
Charter Communications, Inc., Class A *	7,743	4,006,693
Clear Channel Outdoor Holdings, Inc. *	2,090	5,706
Comcast Corp., Class A	227,231	9,814,107
comScore, Inc. *	2,744	10,839
Cumulus Media, Inc., Class A *	826	11,564
Daily Journal Corp. *(e)	49	13,475
Discovery, Inc., Class A *	24,714	697,788
DISH Network Corp., Class A *	13,022	478,689
Emerald Expositions Events, Inc.	1,388	14,477
Entercom Communications Corp., Class A	6,137	24,364
Entravision Communications Corp., Class A	2,542	5,643
EW Scripps Co. (The), Class A	2,722	33,045
Fluent, Inc. *	1,805	4,892
Fox Corp., Class A	25,899	954,213
Gannett Co., Inc.	5,868	35,853
Gray Television, Inc. *	4,674	94,789
Hemisphere Media Group, Inc. *	741	9,959
Interpublic Group of Cos., Inc. (The)	19,659	446,259
John Wiley & Sons, Inc., Class A	2,254	98,319
Lee Enterprises, Inc. *	2,275	4,800
Liberty Broadband Corp., Class A *	6,553	869,441
Liberty Latin America Ltd., Class A *	7,719	129,731

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Media (continued)
Liberty Media Corp-Liberty SiriusXM, Class A *	12,070	$589,756
Loral Space & Communications, Inc. *	678	21,811
Marchex, Inc., Class B *	1,525	5,200
MDC Partners, Inc., Class A *	2,402	5,453
Meredith Corp. (e)	2,040	61,302
MSG Networks, Inc., Class A *	2,006	30,511
National CineMedia, Inc.	2,651	19,564
New York Times Co. (The), Class A	8,121	259,953
News Corp., Class A	25,361	347,629
Nexstar Media Group, Inc., Class A	2,276	275,737
Omnicom Group, Inc.	10,770	811,089
Saga Communications, Inc., Class A	161	4,882
Scholastic Corp.	1,561	51,435
Sinclair Broadcast Group, Inc., Class A	3,131	93,680
Sirius XM Holdings, Inc.	68,661	485,433
TechTarget, Inc. *	1,174	29,808
TEGNA, Inc.	11,116	187,860
Tribune Publishing Co.	742	9,320
ViacomCBS, Inc.	27,525	940,656
WideOpenWest, Inc. *	1,051	7,094

		22,956,447

Metals & Mining 0.2%
AK Steel Holding Corp. *	15,982	44,110
Alcoa Corp. *	9,516	132,748
Allegheny Technologies, Inc. *	6,418	110,710
Carpenter Technology Corp.	2,628	104,437
Century Aluminum Co. *	2,801	14,817
Cleveland-Cliffs, Inc. (e)	12,936	90,811
Coeur Mining, Inc. *	11,807	71,196
Commercial Metals Co.	5,986	123,012
Compass Minerals International, Inc.	1,875	108,544
Freeport-McMoRan, Inc.	73,165	812,132
Gold Resource Corp.	2,565	14,108
Haynes International, Inc.	659	17,668
Hecla Mining Co.	29,173	88,394
Kaiser Aluminum Corp.	825	82,624
Materion Corp.	1,009	54,789
Mayville Engineering Co., Inc. *	269	2,047
Newmont Corp.	41,303	1,861,113
Novagold Resources, Inc. *	11,647	106,221
Nucor Corp.	15,422	732,391
Olympic Steel, Inc.	391	5,748
Ramaco Resources, Inc. *	342	1,050
Reliance Steel & Aluminum Co.	3,229	370,689
Royal Gold, Inc.	3,273	377,442
Ryerson Holding Corp. *	693	7,103
Schnitzer Steel Industries, Inc., Class A	1,343	21,595
Southern Copper Corp.	4,047	152,491
Steel Dynamics, Inc.	10,126	302,565
SunCoke Energy, Inc.	3,822	22,473
Synalloy Corp. *	354	4,542
TimkenSteel Corp. *	2,195	14,004
United States Steel Corp. (e)	8,689	78,809
Warrior Met Coal, Inc.	3,122	58,881
Worthington Industries, Inc.	1,999	73,523

		6,062,787

Mortgage Real Estate Investment Trusts (REITs) 0.2%
AG Mortgage Investment Trust, Inc.	1,625	25,756
AGNC Investment Corp.	27,353	508,492
Annaly Capital Management, Inc.	72,426	706,878
Anworth Mortgage Asset Corp.	5,613	20,095

Common Stocks (continued)
	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.	7,759	$141,834
Ares Commercial Real Estate Corp.	1,533	25,049
Arlington Asset Investment Corp., Class A	2,088	11,860
ARMOUR Residential REIT, Inc.	3,069	59,109
Blackstone Mortgage Trust, Inc., Class A	6,367	243,219
Capstead Mortgage Corp.	3,963	32,576
Cherry Hill Mortgage Investment Corp.	795	12,211
Chimera Investment Corp.	9,365	198,538
Colony Credit Real Estate, Inc.	3,428	42,679
Dynex Capital, Inc.	951	16,947
Ellington Financial, Inc.	1,547	28,264
Exantas Capital Corp.	1,634	19,739
Granite Point Mortgage Trust, Inc.	2,745	50,206
Great Ajax Corp.	731	11,031
Invesco Mortgage Capital, Inc.	7,317	127,974
KKR Real Estate Finance Trust, Inc.	1,284	27,028
Ladder Capital Corp.	5,232	96,007
MFA Financial, Inc.	22,666	176,795
New Residential Investment Corp.	21,221	355,240
New York Mortgage Trust, Inc.	12,793	81,236
Orchid Island Capital, Inc.	2,694	16,272
PennyMac Mortgage Investment Trust	4,441	103,253
Ready Capital Corp.	1,600	26,112
Redwood Trust, Inc.	5,677	100,085
Starwood Property Trust, Inc.	13,879	356,135
TPG RE Finance Trust, Inc.	2,538	51,953
Two Harbors Investment Corp.	13,840	211,198
Western Asset Mortgage Capital Corp.	2,208	23,427

		3,907,198

Multiline Retail 0.3%
Big Lots, Inc.	1,930	52,226
Dillard’s, Inc., Class A (e)	512	31,089
Dollar General Corp.	13,067	2,004,609
Dollar Tree, Inc. *	11,946	1,040,138
JC Penney Co., Inc. *(e)	16,965	12,639
Kohl’s Corp.	8,013	342,556
Macy’s, Inc.	15,637	249,410
Nordstrom, Inc.	5,441	200,555
Ollie’s Bargain Outlet Holdings, Inc. *	2,673	141,776
Target Corp.	25,129	2,782,785

		6,857,783

Multi-Utilities 0.6%
Ameren Corp.	12,246	1,004,784
Avista Corp.	3,370	171,365
Black Hills Corp.	3,098	257,227
CenterPoint Energy, Inc.	25,337	670,924
CMS Energy Corp.	14,317	980,858
Consolidated Edison, Inc.	16,743	1,573,842
Dominion Energy, Inc.	41,427	3,552,365
DTE Energy Co.	9,301	1,233,406
MDU Resources Group, Inc.	9,986	295,685
NiSource, Inc.	18,719	548,654
NorthWestern Corp.	2,519	193,887
Public Service Enterprise Group, Inc.	25,424	1,505,101
Sempra Energy	14,189	2,279,321
Unitil Corp.	763	47,069
WEC Energy Group, Inc.	15,887	1,586,952

		15,901,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels 2.1%
Abraxas Petroleum Corp. *	6,762	$1,549
Altus Midstream Co. *(e)	2,144	4,460
Amplify Energy Corp.	559	3,013
Antero Midstream Corp. (e)	12,822	64,623
Antero Resources Corp. *	13,461	24,903
Apache Corp.	18,733	514,034
Arch Coal, Inc., Class A	992	51,118
Ardmore Shipping Corp. *	1,941	11,937
Berry Petroleum Corp.	3,206	21,961
Bonanza Creek Energy, Inc. *	1,013	18,426
Brigham Minerals, Inc., Class A	847	14,407
Cabot Oil & Gas Corp.	20,243	285,224
California Resources Corp. *(e)	2,386	17,513
Callon Petroleum Co. *	19,929	59,787
Centennial Resource Development, Inc., Class A *	9,764	31,831
Chaparral Energy, Inc., Class A *	1,313	1,352
Cheniere Energy, Inc. *	11,689	692,456
Chesapeake Energy Corp. *	67,867	34,734
Chevron Corp.	96,092	10,295,297
Cimarex Energy Co.	5,011	219,933
Clean Energy Fuels Corp. *	7,159	16,466
CNX Resources Corp. *	9,570	69,191
Comstock Resources, Inc. *	665	3,677
Concho Resources, Inc.	10,007	758,330
ConocoPhillips	55,443	3,294,978
CONSOL Energy, Inc. *	1,301	10,577
Continental Resources, Inc.	4,406	119,931
Contura Energy, Inc. *	940	5,443
CVR Energy, Inc.	1,505	52,088
Delek US Holdings, Inc.	3,559	97,730
Denbury Resources, Inc. *	23,672	23,317
Devon Energy Corp.	19,248	418,067
DHT Holdings, Inc.	4,689	26,399
Diamond S Shipping, Inc. *	1,256	13,916
Diamondback Energy, Inc.	8,090	601,896
Dorian LPG Ltd. *	1,594	20,913
Earthstone Energy, Inc., Class A *	842	4,210
Energy Fuels, Inc. *	5,259	7,468
EOG Resources, Inc.	29,312	2,137,138
EQT Corp.	13,122	79,388
Equitrans Midstream Corp.	10,479	101,332
Evolution Petroleum Corp.	1,155	5,821
Extraction Oil & Gas, Inc. *(e)	4,839	6,871
Exxon Mobil Corp. (d)	213,513	13,263,428
Falcon Minerals Corp.	2,082	11,451
GasLog Ltd.	2,075	13,446
Golar LNG Ltd.	4,893	47,071
Goodrich Petroleum Corp. *	380	2,550
Green Plains, Inc.	1,836	22,895
Gulfport Energy Corp. *	8,561	13,270
Hallador Energy Co.	855	1,419
Hess Corp.	13,580	768,221
HighPoint Resources Corp. *	4,799	5,567
HollyFrontier Corp.	7,500	336,900
International Seaways, Inc. *	1,292	28,760
Kinder Morgan, Inc.	98,138	2,048,140
Kosmos Energy Ltd.	18,630	95,199
Laredo Petroleum, Inc. *	9,261	15,929
Magnolia Oil & Gas Corp., Class A *	5,148	54,157
Marathon Oil Corp.	40,409	459,450
Marathon Petroleum Corp.	32,413	1,766,509
Matador Resources Co. *	5,688	83,443
Montage Resources Corp. *	913	3,332
Murphy Oil Corp.	7,447	156,089
NACCO Industries, Inc., Class A	154	7,260
NextDecade Corp. *	531	2,597

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	23,668	$467,916
Nordic American Tankers Ltd.	7,569	25,583
Northern Oil and Gas, Inc. *	14,729	24,450
Oasis Petroleum, Inc. *	16,292	36,657
Occidental Petroleum Corp.	45,064	1,789,942
ONEOK, Inc.	20,784	1,556,098
Overseas Shipholding Group, Inc., Class A *	2,737	4,872
Panhandle Oil and Gas, Inc., Class A	929	6,717
Par Pacific Holdings, Inc. *	1,816	36,538
Parsley Energy, Inc., Class A (e)	14,974	249,167
PBF Energy, Inc., Class A	6,079	165,957
PDC Energy, Inc. *	4,802	103,675
Peabody Energy Corp.	4,647	31,414
Penn Virginia Corp. *	694	14,831
Phillips 66	22,574	2,062,586
Pioneer Natural Resources Co.	8,322	1,123,470
PrimeEnergy Resources Corp. *	22	3,204
QEP Resources, Inc.	12,232	38,775
Range Resources Corp. (e)	10,745	32,235
Renewable Energy Group, Inc. *	1,841	48,381
REX American Resources Corp. *	292	22,002
Ring Energy, Inc. *	2,557	5,523
Rosehill Resources, Inc. *	449	476
SandRidge Energy, Inc. *	1,305	3,328
Scorpio Tankers, Inc.	2,231	52,072
SFL Corp. Ltd.	4,154	54,999
SilverBow Resources, Inc. *	301	1,601
SM Energy Co.	5,731	52,611
Southwestern Energy Co. *(e)	27,891	43,789
Talos Energy, Inc. *	1,036	22,730
Targa Resources Corp.	11,506	419,969
Teekay Corp. *(e)	2,936	10,452
Teekay Tankers Ltd., Class A *	1,282	20,884
Tellurian, Inc. *(e)	4,781	33,563
Unit Corp. *	2,617	1,046
Uranium Energy Corp. *(e)	7,612	6,317
Valero Energy Corp.	20,646	1,740,664
W&T Offshore, Inc. *	5,158	21,354
Whiting Petroleum Corp. *(e)	4,657	21,143
Williams Cos., Inc. (The)	61,245	1,267,159
World Fuel Services Corp.	3,141	122,876
WPX Energy, Inc. *	20,717	247,568

		51,445,382

Paper & Forest Products 0.0%†
Boise Cascade Co.	1,933	69,975
Clearwater Paper Corp. *	886	24,985
Domtar Corp.	2,958	102,997
Louisiana-Pacific Corp.	5,850	179,478
Neenah, Inc.	764	50,913
PH Glatfelter Co.	2,218	37,041
Schweitzer-Mauduit International, Inc.	1,570	54,997
Verso Corp., Class A *	1,765	29,740

		550,126

Personal Products 0.1%
BellRing Brands, Inc., Class A *	1,969	42,609
Coty, Inc., Class A	14,025	143,896
Edgewell Personal Care Co. *	2,780	71,780
elf Beauty, Inc. *	1,381	21,654
Estee Lauder Cos., Inc. (The), Class A	10,974	2,141,686
Herbalife Nutrition Ltd. *	4,972	193,162
Inter Parfums, Inc.	871	60,195
Lifevantage Corp. *	586	9,599
Medifast, Inc.	504	48,701

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Personal Products (continued)
Nature’s Sunshine Products, Inc. *	369	$3,528
Nu Skin Enterprises, Inc., Class A	2,806	91,448
Revlon, Inc., Class A *(e)	294	6,283
USANA Health Sciences, Inc. *	649	40,043
Youngevity International, Inc. *(e)	367	572

		2,875,156

Pharmaceuticals 2.7%
AcelRx Pharmaceuticals, Inc. *(e)	3,321	5,646
Acer Therapeutics, Inc. *	213	809
Aclaris Therapeutics, Inc. *(e)	1,316	1,632
Aerie Pharmaceuticals, Inc. *(e)	2,167	44,380
Akorn, Inc. *	4,721	7,223
Allergan plc	16,593	3,096,918
Amneal Pharmaceuticals, Inc. *	5,527	24,816
Amphastar Pharmaceuticals, Inc. *	1,852	35,021
ANI Pharmaceuticals, Inc. *	483	29,946
Arvinas, Inc. *	1,055	51,125
Assertio Therapeutics, Inc. *	2,677	2,864
Axsome Therapeutics, Inc. *	1,199	104,097
BioDelivery Sciences International, Inc. *	4,404	23,121
Bristol-Myers Squibb Co.	117,762	7,413,118
Cara Therapeutics, Inc. *(e)	1,995	32,120
Catalent, Inc. *	7,349	449,024
cbdMD, Inc. *	434	451
Cerecor, Inc. *	925	3,654
Chiasma, Inc. *	1,446	6,825
Collegium Pharmaceutical, Inc. *	1,636	32,908
Corcept Therapeutics, Inc. *	4,888	61,931
CorMedix, Inc. *(e)	1,053	6,687
Cymabay Therapeutics, Inc. *	3,556	5,476
Dermira, Inc. *	2,408	45,632
Elanco Animal Health, Inc. *	19,030	588,027
Eli Lilly & Co.	42,855	5,984,272
Eloxx Pharmaceuticals, Inc. *	1,074	4,113
Endo International plc *	10,024	56,836
Evofem Biosciences, Inc. *(e)	595	2,945
Evolus, Inc. *	853	8,726
EyePoint Pharmaceuticals, Inc. *	2,679	5,010
Fulcrum Therapeutics, Inc. *	189	3,258
Horizon Therapeutics plc *	9,243	318,791
Innoviva, Inc. *	3,138	43,320
Intersect ENT, Inc. *	1,512	39,070
Intra-Cellular Therapies, Inc. *	2,085	47,309
Jazz Pharmaceuticals plc *	2,802	401,667
Johnson & Johnson (d)	133,867	19,928,780
Kala Pharmaceuticals, Inc. *(e)	959	5,716
Kaleido Biosciences, Inc. *(e)	460	3,947
Lannett Co., Inc. *	1,377	11,209
Liquidia Technologies, Inc. *	576	3,347
Mallinckrodt plc *(e)	4,484	20,582
Marinus Pharmaceuticals, Inc. *	2,205	4,476
Menlo Therapeutics, Inc. *	649	2,985
Merck & Co., Inc.	128,444	10,974,255
Mylan NV *	25,731	551,158
MyoKardia, Inc. *	2,266	154,156
Nektar Therapeutics *	8,254	164,172
NGM Biopharmaceuticals, Inc. *	1,040	16,817
Ocular Therapeutix, Inc. *(e)	1,790	7,804
Odonate Therapeutics, Inc. *	609	17,783
Omeros Corp. *	2,453	31,300
Optinose, Inc. *	1,064	8,331
Osmotica Pharmaceuticals plc *	337	2,170
Pacira BioSciences, Inc. *	2,081	89,941
Paratek Pharmaceuticals, Inc. *(e)	1,392	4,677

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. plc	6,295	$359,067
Pfizer, Inc.	280,585	10,448,985
Phathom Pharmaceuticals, Inc. *	539	17,986
Phibro Animal Health Corp., Class A	1,071	25,404
Prestige Consumer Healthcare, Inc. *	2,596	105,294
Reata Pharmaceuticals, Inc., Class A *	1,123	245,701
Recro Pharma, Inc. *	834	13,753
resTORbio, Inc. *	640	883
Revance Therapeutics, Inc. *	2,242	50,154
Satsuma Pharmaceuticals, Inc. *	194	4,796
SIGA Technologies, Inc. *	3,039	15,651
Strongbridge Biopharma plc *	1,538	4,514
Supernus Pharmaceuticals, Inc. *	2,551	58,341
TherapeuticsMD, Inc. *(e)	11,074	24,917
Theravance Biopharma, Inc. *	2,163	60,305
Tricida, Inc. *	1,116	39,350
Verrica Pharmaceuticals, Inc. *	539	7,821
WaVe Life Sciences Ltd. *(e)	1,090	7,739
Xeris Pharmaceuticals, Inc. *	1,488	9,479
Zoetis, Inc.	24,128	3,238,219
Zogenix, Inc. *	2,176	109,605
Zynerba Pharmaceuticals, Inc. *(e)	976	4,919

		65,845,257

Professional Services 0.3%
Acacia Research Corp. *	2,098	5,245
ASGN, Inc. *	2,622	177,483
Barrett Business Services, Inc.	372	30,813
BG Staffing, Inc.	422	8,491
CBIZ, Inc. *	2,591	69,957
CoStar Group, Inc. *	1,815	1,185,177
CRA International, Inc.	424	22,591
Equifax, Inc.	6,081	911,542
Exponent, Inc.	2,647	192,622
Forrester Research, Inc. *	576	23,829
Franklin Covey Co. *	532	16,918
FTI Consulting, Inc. *	1,849	221,991
GP Strategies Corp. *	530	7,054
Heidrick & Struggles International, Inc.	993	28,221
Huron Consulting Group, Inc. *	1,028	66,625
ICF International, Inc.	873	76,466
IHS Markit Ltd. *	19,986	1,576,096
InnerWorkings, Inc. *	1,865	7,740
Insperity, Inc.	1,800	157,266
Kelly Services, Inc., Class A	1,689	29,997
Kforce, Inc.	905	33,530
Korn Ferry	2,887	118,309
ManpowerGroup, Inc.	2,954	270,261
Mistras Group, Inc. *	766	8,480
Nielsen Holdings plc	17,908	365,323
Resources Connection, Inc.	1,580	24,055
Robert Half International, Inc.	5,716	332,500
TransUnion	9,442	865,831
TriNet Group, Inc. *	2,280	130,097
TrueBlue, Inc. *	1,933	42,352
Upwork, Inc. *	2,912	26,732
Verisk Analytics, Inc.	8,054	1,308,533
Willdan Group, Inc. *	530	17,559

		8,359,686

Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA *	240	4,464
American Realty Investors, Inc. *	110	1,617
CBRE Group, Inc., Class A *	16,879	1,030,463
Consolidated-Tomoka Land Co.	271	17,198

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value

Real Estate Management & Development (continued)
Cushman & Wakefield plc *	5,624	$108,093
eXp World Holdings, Inc. *(e)	876	9,671
Forestar Group, Inc. *	511	10,358
FRP Holdings, Inc. *	371	17,563
Griffin Industrial Realty, Inc.	42	1,701
Howard Hughes Corp. (The) *	1,979	240,805
Jones Lang LaSalle, Inc.	2,582	438,475
Kennedy-Wilson Holdings, Inc.	5,968	128,670
Marcus & Millichap, Inc. *	1,180	41,772
Maui Land & Pineapple Co., Inc. *	283	2,957
Newmark Group, Inc., Class A	6,510	76,623
Rafael Holdings, Inc., Class B *	589	11,921
RE/MAX Holdings, Inc., Class A	935	35,792
Realogy Holdings Corp. (e)	5,548	58,753
Redfin Corp. *	4,548	110,653
RMR Group, Inc. (The), Class A	730	33,631
St Joe Co. (The) *	1,796	37,734
Stratus Properties, Inc. *	250	7,438
Tejon Ranch Co. *	1,124	18,097
Transcontinental Realty Investors, Inc. *	45	1,451

		2,445,900

Road & Rail 0.7%
AMERCO	435	161,502
ArcBest Corp.	1,280	28,557
Avis Budget Group, Inc. *	2,948	96,694
Covenant Transportation Group, Inc., Class A *	538	6,824
CSX Corp.	37,564	2,867,636
Daseke, Inc. *	1,930	5,858
Heartland Express, Inc.	2,320	43,361
Hertz Global Holdings, Inc. *	5,096	80,313
JB Hunt Transport Services, Inc.	4,275	461,401
Kansas City Southern	4,982	840,414
Knight-Swift Transportation Holdings, Inc.	6,166	228,635
Landstar System, Inc.	1,970	218,177
Lyft, Inc., Class A *	9,639	457,660
Marten Transport Ltd.	1,928	40,025
Norfolk Southern Corp.	13,174	2,742,958
Old Dominion Freight Line, Inc.	3,294	646,382
PAM Transportation Services, Inc. *	81	4,326
Roadrunner Transportation Systems, Inc. *	152	1,515
Ryder System, Inc.	2,680	127,890
Saia, Inc. *	1,326	115,495
Schneider National, Inc., Class B	2,928	65,207
Uber Technologies, Inc. *	47,855	1,736,658
Union Pacific Corp.	35,060	6,290,465
Universal Logistics Holdings, Inc.	339	5,729
US Xpress Enterprises, Inc., Class A *	932	5,089
Werner Enterprises, Inc.	2,336	86,105
YRC Worldwide, Inc. *(e)	1,428	3,227

		17,368,103

Semiconductors & Semiconductor Equipment 2.5%
Adesto Technologies Corp. *	1,149	8,158
Advanced Energy Industries, Inc. *	1,944	135,963
Advanced Micro Devices, Inc. *	52,061	2,446,867
Alpha & Omega Semiconductor Ltd. *	855	10,422
Ambarella, Inc. *	1,620	95,807
Amkor Technology, Inc. *	4,491	50,524
Analog Devices, Inc.	18,545	2,035,314
Applied Materials, Inc.	46,582	2,701,290
Axcelis Technologies, Inc. *	1,672	40,379

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
AXT, Inc. *	1,634	$6,373
Broadcom, Inc.	19,498	5,950,010
Brooks Automation, Inc.	3,448	131,300
Cabot Microelectronics Corp.	1,420	206,624
CEVA, Inc. *	1,138	31,124
Cirrus Logic, Inc. *	2,877	220,982
Cohu, Inc.	2,104	47,066
Cree, Inc. *	5,482	254,858
Cypress Semiconductor Corp.	18,472	430,952
Diodes, Inc. *	2,092	108,031
DSP Group, Inc. *	1,191	17,222
Enphase Energy, Inc. *(e)	4,390	138,373
Entegris, Inc.	6,784	351,140
First Solar, Inc. *	4,191	207,790
FormFactor, Inc. *	3,905	98,836
GSI Technology, Inc. *	673	5,458
Ichor Holdings Ltd. *	1,129	37,697
Impinj, Inc. *	844	27,160
Inphi Corp. *	2,288	173,796
Intel Corp.	219,580	14,037,749
KLA Corp.	8,054	1,334,870
Lam Research Corp.	7,289	2,173,653
Lattice Semiconductor Corp. *	6,412	119,263
MACOM Technology Solutions Holdings, Inc. *	2,381	67,668
Marvell Technology Group Ltd.	33,329	801,229
Maxim Integrated Products, Inc.	13,625	819,135
MaxLinear, Inc. *	3,372	65,720
Microchip Technology, Inc.	11,744	1,144,805
Micron Technology, Inc. *	55,771	2,960,882
MKS Instruments, Inc.	2,716	284,691
Monolithic Power Systems, Inc.	2,130	364,592
NeoPhotonics Corp. *	1,665	12,704
NVE Corp.	256	18,780
NVIDIA Corp.	29,428	6,957,662
ON Semiconductor Corp. *	20,405	472,376
Onto Innovation, Inc. *	2,581	97,923
PDF Solutions, Inc. *	1,490	23,482
Photronics, Inc. *	3,327	42,519
Power Integrations, Inc.	1,455	142,110
Qorvo, Inc. *	5,817	615,788
QUALCOMM, Inc.	57,660	4,918,975
Rambus, Inc. *	5,755	91,332
Semtech Corp. *	3,364	162,111
Silicon Laboratories, Inc. *	2,135	209,892
Skyworks Solutions, Inc.	8,599	972,977
SMART Global Holdings, Inc. *	749	22,590
SunPower Corp. *(e)	3,197	27,238
Synaptics, Inc. *	1,633	108,905
Teradyne, Inc.	8,450	557,616
Texas Instruments, Inc.	47,262	5,702,160
Ultra Clean Holdings, Inc. *	2,007	46,181
Universal Display Corp.	2,143	377,532
Veeco Instruments, Inc. *	2,482	31,646
Xilinx, Inc.	12,793	1,080,753
Xperi Corp.	2,467	39,694

		62,876,719

Software 5.0%
2U, Inc. *	2,865	56,756
8x8, Inc. *	4,821	89,767
A10 Networks, Inc. *	2,692	18,333
ACI Worldwide, Inc. *	5,835	201,016
Adobe, Inc. *	24,496	8,601,525
Agilysys, Inc. *	1,054	34,255
Alarm.com Holdings, Inc. *	1,878	82,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value

Software (continued)
Altair Engineering, Inc., Class A *	2,031	$75,045
Alteryx, Inc., Class A *	2,249	313,668
American Software, Inc., Class A	1,509	22,529
Anaplan, Inc. *	4,333	249,537
ANSYS, Inc. *	4,217	1,156,850
Appfolio, Inc., Class A *	782	102,786
Appian Corp. *(e)	1,707	87,125
Aspen Technology, Inc. *	3,440	409,291
Atlassian Corp. plc, Class A *	5,916	869,652
Autodesk, Inc. *	11,065	2,178,145
Avalara, Inc. *	2,362	201,101
Avaya Holdings Corp. *	5,662	72,304
Benefitfocus, Inc. *	1,539	28,471
Blackbaud, Inc.	2,494	195,355
Blackline, Inc. *	2,203	134,758
Bottomline Technologies DE, Inc. *	2,207	118,295
Box, Inc., Class A *	6,911	103,872
Cadence Design Systems, Inc. *	14,042	1,012,569
CDK Global, Inc.	6,128	328,951
Cerence, Inc. *	1,768	37,747
Ceridian HCM Holding, Inc. *	4,680	342,997
ChannelAdvisor Corp. *	1,559	14,592
Citrix Systems, Inc.	6,197	751,200
Cloudera, Inc. *	11,623	119,601
CommVault Systems, Inc. *	2,051	92,336
Cornerstone OnDemand, Inc. *	2,886	169,697
Coupa Software, Inc. *	3,183	512,940
Digimarc Corp. *	595	18,629
Digital Turbine, Inc. *	4,124	25,734
DocuSign, Inc. *	7,808	613,006
Domo, Inc., Class B *	891	21,580
Dropbox, Inc., Class A *	10,876	185,110
Dynatrace, Inc. *	3,245	101,601
Ebix, Inc. (e)	1,148	39,526
eGain Corp. *	867	6,242
Elastic NV *	2,266	147,018
Envestnet, Inc. *	2,466	194,493
Everbridge, Inc. *	1,696	153,725
Fair Isaac Corp. *	1,425	573,391
FireEye, Inc. *	10,237	163,587
Five9, Inc. *	2,941	210,958
ForeScout Technologies, Inc. *	2,165	61,724
Fortinet, Inc. *	7,187	829,092
GTY Technology Holdings, Inc. *(e)	1,938	12,132
Guidewire Software, Inc. *	4,167	468,788
HubSpot, Inc. *	2,074	375,270
Ideanomics, Inc. *	2,141	1,259
Instructure, Inc. *	1,758	85,861
Intelligent Systems Corp. *	315	13,372
Intuit, Inc.	12,547	3,517,928
j2 Global, Inc.	2,371	227,284
LivePerson, Inc. *	3,064	125,655
LogMeIn, Inc.	2,403	206,586
Majesco *	323	2,251
Manhattan Associates, Inc. *	3,151	269,284
Medallia, Inc. *	883	24,918
Microsoft Corp.	381,578	64,956,023
MicroStrategy, Inc., Class A *	411	62,484
Mitek Systems, Inc. *	1,587	15,489
MobileIron, Inc. *	5,017	23,931
Model N, Inc. *	1,675	52,243
New Relic, Inc. *	2,462	162,517
NortonLifeLock, Inc.	28,891	821,082
Nuance Communications, Inc. *	14,345	271,407
Nutanix, Inc., Class A *	8,540	277,294
OneSpan, Inc. *	1,689	28,071
Oracle Corp.	103,543	5,430,830

Common Stocks (continued)

	Shares	Value

Software (continued)
PagerDuty, Inc. *	1,905	$44,425
Palo Alto Networks, Inc. *	4,776	1,121,309
Paycom Software, Inc. *	2,101	668,454
Paylocity Holding Corp. *	1,752	248,591
Pegasystems, Inc.	1,957	168,713
Phunware, Inc. *	1,311	1,167
Ping Identity Holding Corp. *(e)	587	14,235
Pluralsight, Inc., Class A *	3,130	60,691
Progress Software Corp.	2,268	102,355
Proofpoint, Inc. *	2,845	349,394
PROS Holdings, Inc. *	1,687	101,220
PTC, Inc. *	5,225	434,302
Q2 Holdings, Inc. *	2,206	192,341
QAD, Inc., Class A	585	30,098
Qualys, Inc. *	1,725	147,902
Rapid7, Inc. *	2,510	149,044
RealPage, Inc. *	4,007	233,808
Rimini Street, Inc. *	876	4,380
RingCentral, Inc., Class A *	3,760	772,981
Rosetta Stone, Inc. *	1,065	18,265
SailPoint Technologies Holding, Inc. *	4,311	108,163
salesforce.com, Inc. *	41,836	7,627,121
SecureWorks Corp., Class A *	346	5,443
ServiceNow, Inc. *	9,387	3,174,965
SharpSpring, Inc. *	435	5,377
ShotSpotter, Inc. *	431	11,831
Smartsheet, Inc., Class A *	4,432	214,863
SolarWinds Corp. *	2,305	43,611
Splunk, Inc. *	7,754	1,203,886
Sprout Social, Inc., Class A *	649	13,324
SPS Commerce, Inc. *	1,791	101,783
SS&C Technologies Holdings, Inc.	11,201	705,775
SVMK, Inc. *	4,423	78,066
Synchronoss Technologies, Inc. *(e)	2,153	11,766
Synopsys, Inc. *	7,507	1,107,358
Telaria, Inc. *	2,358	23,934
Telenav, Inc. *	1,888	8,477
Tenable Holdings, Inc. *	1,849	50,385
Teradata Corp. *	5,757	140,125
TiVo Corp.	6,163	44,867
Trade Desk, Inc. (The), Class A *	1,961	527,862
Tyler Technologies, Inc. *	1,934	625,997
Upland Software, Inc. *	1,172	45,755
Varonis Systems, Inc. *	1,516	126,829
Verint Systems, Inc. *	3,385	196,330
VirnetX Holding Corp. *	3,174	12,061
VMware, Inc., Class A *	3,873	573,436
Workday, Inc., Class A *	8,188	1,511,750
Workiva, Inc. *	1,865	84,839
Yext, Inc. *(e)	4,817	71,966
Zendesk, Inc. *	5,555	479,952
Zix Corp. *	2,729	18,421
Zscaler, Inc. *	3,198	179,376
Zuora, Inc., Class A *	4,477	66,036

		123,628,347

Specialty Retail 1.4%
Aaron’s, Inc.	3,320	197,075
Abercrombie & Fitch Co., Class A	3,278	53,628
Advance Auto Parts, Inc.	3,356	442,153
American Eagle Outfitters, Inc.	8,161	117,518
America’s Car-Mart, Inc. *	319	35,020
Asbury Automotive Group, Inc. *	996	96,064
Ascena Retail Group, Inc. *	331	1,456
At Home Group, Inc. *	2,363	13,375
AutoNation, Inc. *	2,757	117,007

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
AutoZone, Inc. *	1,201	$1,270,610
Barnes & Noble Education, Inc. *	1,721	5,920
Bed Bath & Beyond, Inc.	6,161	87,794
Best Buy Co., Inc.	11,417	966,906
Boot Barn Holdings, Inc. *	1,436	60,269
Buckle, Inc. (The) (e)	1,516	37,006
Burlington Stores, Inc. *	3,308	719,391
Caleres, Inc.	1,928	33,836
Camping World Holdings, Inc., Class A	1,800	28,026
CarMax, Inc. *	8,308	806,208
Carvana Co. *	2,253	178,550
Cato Corp. (The), Class A	1,021	16,377
Chico’s FAS, Inc.	6,048	23,527
Children’s Place, Inc. (The) (e)	776	46,304
Citi Trends, Inc.	474	11,039
Conn’s, Inc. *(e)	841	7,367
Container Store Group, Inc. (The) *	679	2,743
Designer Brands, Inc., Class A	3,117	44,386
Dick’s Sporting Goods, Inc.	3,177	140,519
Express, Inc. *	3,826	15,342
Five Below, Inc. *	2,761	312,600
Floor & Decor Holdings, Inc., Class A *	3,495	172,338
Foot Locker, Inc.	5,336	202,608
GameStop Corp., Class A (e)	4,394	16,873
Gap, Inc. (The)	10,832	188,585
Genesco, Inc. *	777	30,552
GNC Holdings, Inc., Class A *(e)	3,505	7,501
Group 1 Automotive, Inc.	887	89,383
Guess?, Inc.	2,168	46,157
Haverty Furniture Cos., Inc.	955	19,224
Hibbett Sports, Inc. *	900	22,302
Home Depot, Inc. (The)	55,688	12,702,433
Hudson Ltd., Class A *	1,697	18,616
J. Jill, Inc. (e)	712	847
L Brands, Inc.	11,366	263,237
Lithia Motors, Inc., Class A	1,086	147,305
Lowe’s Cos., Inc.	39,090	4,543,822
Lumber Liquidators Holdings, Inc. *	1,552	11,811
MarineMax, Inc. *	1,188	23,677
Michaels Cos., Inc. (The) *	4,239	20,898
Monro, Inc.	1,664	104,333
Murphy USA, Inc. *	1,444	147,533
National Vision Holdings, Inc. *	3,926	133,955
Office Depot, Inc.	24,041	53,371
O’Reilly Automotive, Inc. *	3,756	1,525,312
Party City Holdco, Inc. *	2,841	8,182
Penske Automotive Group, Inc.	1,748	82,104
Rent-A-Center, Inc.	2,445	71,223
Restoration Hardware Holdings, Inc. *	817	170,549
Ross Stores, Inc.	17,830	2,000,348
RTW RetailWinds, Inc. *	1,288	508
Sally Beauty Holdings, Inc. *	5,754	88,324
Shoe Carnival, Inc. (e)	539	19,329
Signet Jewelers Ltd.	2,634	64,033
Sleep Number Corp. *	1,390	71,710
Sonic Automotive, Inc., Class A	1,247	39,443
Sportsman’s Warehouse Holdings, Inc. *	1,805	11,696
Tailored Brands, Inc. (e)	2,597	10,336
Tiffany & Co.	6,041	809,615
Tilly’s, Inc., Class A	931	7,913
TJX Cos., Inc. (The)	61,279	3,617,912
Tractor Supply Co.	6,017	559,280
Ulta Beauty, Inc. *	2,817	754,702
Urban Outfitters, Inc. *	3,574	91,494

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
Williams-Sonoma, Inc.	3,917	$274,503
Winmark Corp.	106	21,091
Zumiez, Inc. *	1,015	31,638

		35,186,622

Technology Hardware, Storage & Peripherals 3.0%
3D Systems Corp. *(e)	5,922	64,490
Apple, Inc.	224,338	69,434,854
AstroNova, Inc.	290	3,608
Avid Technology, Inc. *	1,636	13,751
Dell Technologies, Inc., Class C *	7,723	376,651
Diebold Nixdorf, Inc. *	3,351	38,570
Hewlett Packard Enterprise Co.	65,719	915,466
HP, Inc.	74,964	1,598,232
Immersion Corp. *	1,432	10,482
NCR Corp. *	6,472	218,236
NetApp, Inc.	12,120	647,208
Pure Storage, Inc., Class A *	11,401	202,938
Sonim Technologies, Inc. *	418	1,342
Stratasys Ltd. *	2,674	48,078
Western Digital Corp.	15,016	983,548
Xerox Holdings Corp.	8,983	319,525

		74,876,979

Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd. *	7,116	213,195
Carter’s, Inc.	2,181	231,339
Centric Brands, Inc. *	690	1,373
Columbia Sportswear Co.	1,527	143,416
Crocs, Inc. *	3,478	131,851
Culp, Inc.	469	5,924
Deckers Outdoor Corp. *	1,396	266,510
Delta Apparel, Inc. *	264	6,621
Fossil Group, Inc. *	2,375	15,984
G-III Apparel Group Ltd. *	2,267	61,685
Hanesbrands, Inc.	18,044	248,285
Kontoor Brands, Inc.	2,221	84,709
Lululemon Athletica, Inc. *	5,953	1,425,089
Movado Group, Inc.	810	13,948
NIKE, Inc., Class B	62,138	5,983,889
Oxford Industries, Inc.	828	57,463
PVH Corp.	3,671	320,001
Ralph Lauren Corp.	2,479	281,367
Rocky Brands, Inc.	295	8,006
Skechers U.S.A., Inc., Class A *	6,579	245,989
Steven Madden Ltd.	4,292	165,500
Superior Group of Cos., Inc.	447	5,154
Tapestry, Inc.	13,883	357,765
Under Armour, Inc., Class A *(e)	19,100	363,516
Unifi, Inc. *	818	17,603
Vera Bradley, Inc. *	1,202	11,515
VF Corp.	15,527	1,288,275
Vince Holding Corp. *	133	1,964
Wolverine World Wide, Inc.	3,937	124,291

		12,082,227

Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. *	2,977	83,862
Bridgewater Bancshares, Inc. *	1,279	16,883
Capitol Federal Financial, Inc.	6,788	89,466
Columbia Financial, Inc. *	2,767	46,403
ESSA Bancorp, Inc.	401	6,797
Essent Group Ltd.	4,775	236,888
Federal Agricultural Mortgage Corp., Class C	469	35,785
First Defiance Financial Corp.	826	24,276

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)
Flagstar Bancorp, Inc.	1,720	$60,613
FS Bancorp, Inc.	169	9,248
Greene County Bancorp, Inc.	137	3,999
Hingham Institution for Savings	78	16,332
Home Bancorp, Inc.	427	15,184
HomeStreet, Inc. *	1,143	36,702
Kearny Financial Corp.	4,234	52,290
LendingTree, Inc. *	395	122,924
Luther Burbank Corp.	1,236	12,743
Merchants Bancorp	366	7,203
Meridian Bancorp, Inc.	2,334	41,989
Meta Financial Group, Inc.	1,818	67,666
MGIC Investment Corp.	17,473	240,953
MMA Capital Holdings, Inc. *	205	6,289
Mr. Cooper Group, Inc. *	3,773	46,710
New York Community Bancorp, Inc.	22,664	250,664
NMI Holdings, Inc., Class A *	3,335	106,453
Northfield Bancorp, Inc.	2,225	35,355
Northwest Bancshares, Inc.	5,050	79,411
OceanFirst Financial Corp.	2,534	58,941
Ocwen Financial Corp. *	7,662	9,424
OP Bancorp	550	5,494
PCSB Financial Corp.	874	17,375
PDL Community Bancorp *	355	5,002
PennyMac Financial Services, Inc.	1,063	35,844
Pioneer Bancorp, Inc. *	470	6,900
Provident Bancorp, Inc. *	365	4,311
Provident Financial Holdings, Inc.	248	5,458
Provident Financial Services, Inc.	3,019	68,863
Prudential Bancorp, Inc.	369	6,498
Radian Group, Inc.	10,167	248,990
Riverview Bancorp, Inc.	904	6,653
Southern Missouri Bancorp, Inc.	442	15,744
Sterling Bancorp, Inc.	704	5,160
Territorial Bancorp, Inc.	331	9,609
TFS Financial Corp.	2,506	51,198
Timberland Bancorp, Inc.	316	8,899
TrustCo Bank Corp.	4,550	36,081
United Community Financial Corp.	2,294	25,073
Velocity Financial, Inc. *	298	4,235
Walker & Dunlop, Inc.	1,421	94,312
Washington Federal, Inc.	3,955	134,470
Waterstone Financial, Inc.	1,227	21,460
Western New England Bancorp, Inc.	1,012	9,088
WSFS Financial Corp.	2,647	105,589

		2,753,759

Tobacco 0.5%
22nd Century Group, Inc. *	6,721	6,229
Altria Group, Inc.	94,316	4,482,839
Philip Morris International, Inc.	78,510	6,492,777
Pyxus International, Inc. *	360	2,466
Turning Point Brands, Inc.	431	9,844
Universal Corp.	1,251	66,491
Vector Group Ltd.	5,528	72,638

		11,133,284

Trading Companies & Distributors 0.2%
Air Lease Corp.	5,393	231,575
Aircastle Ltd.	2,625	84,236
Applied Industrial Technologies, Inc.	1,970	127,203
Beacon Roofing Supply, Inc. *	3,461	114,594
BlueLinx Holdings, Inc. *(e)	376	4,411
BMC Stock Holdings, Inc. *	3,208	93,626
CAI International, Inc. *	786	21,379
DXP Enterprises, Inc. *	803	27,840

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors (continued)
EVI Industries, Inc. *	196	$5,245
Fastenal Co.	28,876	1,007,195
Foundation Building Materials, Inc. *	1,086	19,363
GATX Corp.	1,801	137,110
General Finance Corp. *	492	4,758
GMS, Inc. *	1,977	52,826
H&E Equipment Services, Inc.	1,613	43,728
HD Supply Holdings, Inc. *	8,261	336,553
Herc Holdings, Inc. *	1,255	50,351
Kaman Corp.	1,404	86,655
Lawson Products, Inc. *	178	8,405
MRC Global, Inc. *	3,963	44,623
MSC Industrial Direct Co., Inc., Class A	2,245	152,817
NOW, Inc. *	5,531	55,365
Rush Enterprises, Inc., Class A	1,595	68,850
SiteOne Landscape Supply, Inc. *	2,090	201,790
Systemax, Inc.	699	16,531
Textainer Group Holdings Ltd. *	2,624	24,849
Titan Machinery, Inc. *	995	12,149
Transcat, Inc. *	295	9,027
Triton International Ltd.	2,783	104,502
United Rentals, Inc. *	3,789	514,129
Univar Solutions, Inc. *	8,601	185,352
Veritiv Corp. *	754	10,616
Watsco, Inc.	1,651	287,142
WESCO International, Inc. *	2,151	104,130
Willis Lease Finance Corp. *	123	7,294
WW Grainger, Inc.	2,184	661,031

		4,917,250

Transportation Infrastructure 0.0%†
Macquarie Infrastructure Corp.	3,555	156,811

Water Utilities 0.1%
American States Water Co.	1,820	161,179
American Water Works Co., Inc.	9,103	1,239,829
Aqua America, Inc.	10,880	565,107
AquaVenture Holdings Ltd. *	596	16,092
Artesian Resources Corp., Class A	340	12,825
Cadiz, Inc. *(e)	557	5,066
California Water Service Group	2,480	130,349
Consolidated Water Co. Ltd.	734	12,559
Global Water Resources, Inc.	499	6,302
Middlesex Water Co.	816	53,252
Pure Cycle Corp. *	728	9,457
SJW Group	1,352	99,169
York Water Co. (The)	639	30,263

		2,341,449

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. *	2,151	24,177
Gogo, Inc. *	2,333	12,272
Shenandoah Telecommunications Co.	2,430	98,051
Spok Holdings, Inc.	1,003	10,652
Sprint Corp. *	29,018	126,809
Telephone & Data Systems, Inc.	5,141	116,598
T-Mobile US, Inc. *	15,781	1,249,697
United States Cellular Corp. *	773	24,751

		1,663,007

Total Common Stocks (cost $1,354,757,627)		1,598,059,154

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds 14.7%
	Principal Amount	Value

Aerospace & Defense 0.5%
General Dynamics Corp.,
(ICE LIBOR USD 3 Month + 0.38%), 2.28%, 5/11/2021(f)	$3,305,000	$3,317,775
Northrop Grumman Corp.,
2.08%, 10/15/2020	4,300,000	4,309,309
United Technologies Corp.,
1.90%, 5/4/2020	500,000	500,133
(ICE LIBOR USD 3 Month + 0.65%), 2.55%, 8/16/2021(f)	5,310,000	5,311,010

		13,438,227

Automobiles 0.1%
BMW US Capital LLC, 2.15%, 4/6/2020(a)	2,500,000	2,501,639
General Motors Co.,
(ICE LIBOR USD 3 Month + 0.90%), 2.79%, 9/10/2021(f)	230,000	231,114

		2,732,753

Banks 3.8%
ABN AMRO Bank NV,
(ICE LIBOR USD 3 Month + 0.57%), 2.49%, 8/27/2021(a)(f)	3,000,000	3,017,340
Banco Santander Chile, 2.50%, 12/15/2020(a)	1,880,000	1,880,000
Banco Santander SA,
(ICE LIBOR USD 3 Month + 1.09%), 3.00%, 2/23/2023(f)	4,400,000	4,450,925
Bank of America Corp., 2.63%, 10/19/2020	2,000,000	2,012,214
2.63%, 4/19/2021	4,000,000	4,047,799
3.30%, 1/11/2023	2,400,000	2,507,196
(ICE LIBOR USD 3 Month + 0.79%), 2.68%, 3/5/2024(f)	2,000,000	2,013,933
Bank of Montreal,
Series D, (ICE LIBOR USD 3 Month + 0.46%), 2.31%, 4/13/2021(f)	3,000,000	3,011,922
2.50%, 6/28/2024	1,360,000	1,396,960
BNP Paribas SA, 2.38%, 5/21/2020	2,400,000	2,404,878
3.50%, 3/1/2023(a)	2,000,000	2,088,139
Citigroup, Inc., 2.70%, 3/30/2021	7,000,000	7,083,499
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(f)	1,500,000	1,534,240
Credit Agricole SA,
(ICE LIBOR USD 3 Month + 0.97%), 2.86%, 6/10/2020(a)(f)	1,200,000	1,203,804
(ICE LIBOR USD 3 Month + 1.18%), 3.09%, 7/1/2021(a)(f)	1,400,000	1,419,179
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/2020	500,000	505,316
HSBC Holdings plc, 3.60%, 5/25/2023	4,450,000	4,678,568
(ICE LIBOR USD 3 Month + 1.00%), 2.90%, 5/18/2024(f)	3,450,000	3,495,512
Intesa Sanpaolo SpA, 3.13%, 7/14/2022(a)	2,340,000	2,386,225
3.38%, 1/12/2023(a)	2,000,000	2,056,667
JPMorgan Chase & Co.,
(ICE LIBOR USD 3 Month + 1.00%), 4.02%, 12/5/2024(f)	4,520,000	4,874,384
Lloyds Banking Group plc, 3.10%, 7/6/2021	2,000,000	2,036,004
3.90%, 3/12/2024	600,000	641,452

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Manufacturers & Traders Trust Co., 2.05%, 8/17/2020	$4,500,000	$4,505,639
MUFG Bank Ltd., 2.30%, 3/5/2020(a)	1,950,000	1,950,936
Nordea Bank Abp, 4.88%, 5/13/2021(a)	500,000	518,446
Royal Bank of Canada, 2.13%, 3/2/2020	1,000,000	1,000,320
(ICE LIBOR USD 3 Month + 0.66%), 2.56%, 10/5/2023(f)	5,400,000	5,451,624
Santander UK Group Holdings plc, 3.57%, 1/10/2023	500,000	513,835
Standard Chartered plc, 3.95%, 1/11/2023(a)	4,000,000	4,157,830
Sumitomo Mitsui Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 0.80%), 2.64%, 10/16/2023(f)	2,500,000	2,517,830
Svenska Handelsbanken AB,
(ICE LIBOR USD 3 Month + 0.47%), 2.38%, 5/24/2021(f)	2,000,000	2,008,945
Toronto-Dominion Bank (The),
(ICE LIBOR USD 3 Month + 0.27%), 2.17%, 3/17/2021(f)	3,460,000	3,467,732
UniCredit SpA, 6.57%, 1/14/2022(a)	3,690,000	3,970,494
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 1.23%), 3.01%, 10/31/2023(f)	4,000,000	4,081,880

		94,891,667

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.,
(ICE LIBOR USD 3 Month + 0.74%), 2.59%, 1/12/2024(f)	3,790,000	3,833,565
Constellation Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.70%), 2.61%, 11/15/2021(f)	3,625,000	3,625,541
Diageo Capital plc,
(ICE LIBOR USD 3 Month + 0.24%), 2.14%, 5/18/2020(f)	335,000	335,256
Molson Coors Beverage Co., 2.25%, 3/15/2020	1,554,000	1,554,119

		9,348,481

Biotechnology 0.4%
AbbVie, Inc., 2.90%, 11/6/2022	4,200,000	4,312,417
2.30%, 11/21/2022(a)	3,690,000	3,726,640
Amgen, Inc., 2.13%, 5/1/2020	1,000,000	1,000,625
Gilead Sciences, Inc., 2.55%, 9/1/2020	1,000,000	1,004,491

		10,044,173

Capital Markets 0.7%
Bank of New York Mellon Corp. (The),
(ICE LIBOR USD 3 Month + 0.87%), 2.77%, 8/17/2020(f)	4,000,000	4,018,992
Credit Suisse AG, 3.63%, 9/9/2024	2,830,000	3,036,139
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 1.36%), 3.15%, 4/23/2021(f)	7,950,000	8,060,344
Morgan Stanley,
(ICE LIBOR USD 3 Month + 1.40%), 3.22%, 4/21/2021(f)	1,000,000	1,015,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets (continued)
UBS Group AG,
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(f)	$2,100,000	$2,121,653

		18,252,491

Chemicals 0.1%
Equate Petrochemical BV, 3.00%, 3/3/2022(a)	1,990,000	2,003,691

Commercial Services & Supplies 0.0%†
Republic Services, Inc., 5.25%, 11/15/2021	1,000,000	1,061,914

Consumer Finance 0.3%
AerCap Ireland Capital DAC, 4.50%, 5/15/2021	1,500,000	1,549,309
American Express Co.,
(ICE LIBOR USD 3 Month + 0.60%), 2.49%, 11/5/2021(f)	2,500,000	2,516,675
American Express Credit Corp.,
Series F, 2.60%, 9/14/2020	2,000,000	2,008,800
General Motors Financial Co., Inc., 3.70%, 11/24/2020	1,500,000	1,517,784
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022(a)	185,000	197,898

		7,790,466

Diversified Financial Services 0.4%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	2,500,000	2,508,440
Shell International Finance BV,
(ICE LIBOR USD 3 Month + 0.45%), 2.35%, 5/11/2020(f)	3,457,000	3,460,984
(ICE LIBOR USD 3 Month + 0.40%), 2.30%, 11/13/2023(f)	4,000,000	4,009,152

		9,978,576

Diversified Telecommunication Services 0.3%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 1.18%), 3.07%, 6/12/2024(f)	6,000,000	6,106,971

Electric Utilities 0.5%
Duke Energy Carolinas LLC, 2.50%, 3/15/2023	1,000,000	1,022,117
Duke Energy Corp., 3.55%, 9/15/2021	2,300,000	2,358,689
2.40%, 8/15/2022	1,000,000	1,014,625
FirstEnergy Corp.,
Series A, 2.85%, 7/15/2022	2,855,000	2,916,911
Series B, 4.25%, 3/15/2023	2,162,000	2,303,730
Georgia Power Co.,
Series C, 2.00%, 9/8/2020	1,700,000	1,703,313
Perusahaan Listrik Negara PT, 5.45%, 5/21/2028(a)	1,830,000	2,119,378

		13,438,763

Energy Equipment & Services 0.0%†
Halliburton Co., 3.25%, 11/15/2021	767,000	783,425

Corporate Bonds (continued)
	Principal Amount	Value

Food & Staples Retailing 0.2%
Walmart, Inc.,
(ICE LIBOR USD 3 Month + 0.23%), 2.16%, 6/23/2021(f)	$5,080,000	$5,093,961

Food Products 0.1%
JM Smucker Co. (The), 2.50%, 3/15/2020	1,000,000	1,000,690
Kraft Heinz Foods Co., 2.80%, 7/2/2020	133,000	133,263
Tyson Foods, Inc., 2.25%, 8/23/2021	1,000,000	1,007,538

		2,141,491

Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co., 2.40%, 6/5/2020	2,097,000	2,099,936
(ICE LIBOR USD 3 Month + 0.88%), 2.84%, 12/29/2020(f)	683,000	683,353
3.36%, 6/6/2024	1,000,000	1,053,313

		3,836,602

Health Care Providers & Services 1.0%
Aetna, Inc., 2.75%, 11/15/2022	930,000	948,961
Anthem, Inc., 2.50%, 11/21/2020	2,200,000	2,212,435
Cigna Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 2.55%, 9/17/2021(f)	2,420,000	2,420,269
(ICE LIBOR USD 3 Month + 0.89%), 2.72%, 7/15/2023(f)	7,160,000	7,247,444
CVS Health Corp.,
(ICE LIBOR USD 3 Month + 0.72%), 2.61%, 3/9/2021(f)	4,980,000	5,009,823
3.70%, 3/9/2023	2,280,000	2,392,673
Humana, Inc., 2.50%, 12/15/2020	610,000	613,201
3.15%, 12/1/2022	1,500,000	1,545,154
UnitedHealth Group, Inc.,
(ICE LIBOR USD 3 Month + 0.07%), 1.90%, 10/15/2020(f)	2,080,000	2,080,334
2.88%, 12/15/2021	1,000,000	1,022,257

		25,492,551

Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc.,
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 2.51%, 12/1/2020(f)	290,000	290,779
(ICE LIBOR USD 3 Month + 0.65%), 2.54%, 3/8/2021(f)	300,000	301,305
Sands China Ltd., 4.60%, 8/8/2023	2,010,000	2,127,364

		2,719,448

Household Products 0.1%
Reckitt Benckiser Treasury Services plc,
(ICE LIBOR USD 3 Month + 0.56%), 2.49%, 6/24/2022(a)(f)	2,100,000	2,109,248

Industrial Conglomerates 0.5%
3M Co., 2.25%, 3/15/2023	2,000,000	2,036,349
(ICE LIBOR USD 3 Month + 0.30%), 2.21%, 2/14/2024(f)	2,600,000	2,607,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Industrial Conglomerates (continued)
General Electric Co., 3.15%, 9/7/2022	$7,000,000	$7,209,874

		11,853,885

Interactive Media & Services 0.1%
Tencent Holdings Ltd.,
Reg. S, 2.99%, 1/19/2023	1,980,000	2,026,161

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 1.90%, 8/21/2020	1,500,000	1,502,065

IT Services 0.2%
Visa, Inc., 2.20%, 12/14/2020	6,000,000	6,025,681

Media 0.6%
Charter Communications Operating LLC,
(ICE LIBOR USD 3 Month + 1.65%), 3.56%, 2/1/2024(f)	3,700,000	3,811,559
Comcast Corp.,
(ICE LIBOR USD 3 Month + 0.33%), 2.24%, 10/1/2020(f)	1,650,000	1,653,245
(ICE LIBOR USD 3 Month + 0.63%), 2.46%, 4/15/2024(f)	4,700,000	4,767,096
Time Warner Cable LLC, 5.00%, 2/1/2020	3,500,000	3,500,000

		13,731,900

Metals & Mining 0.3%
Glencore Finance Canada Ltd., 4.25%, 10/25/2022(a)(c)	1,000,000	1,047,472
Glencore Funding LLC, 3.00%, 10/27/2022(a)	1,240,000	1,253,433
4.13%, 3/12/2024(a)	2,000,000	2,126,311
Southern Copper Corp., 3.88%, 4/23/2025	1,860,000	1,987,602
Vale Overseas Ltd., 6.88%, 11/21/2036	520,000	682,500

		7,097,318

Multi-Utilities 0.1%
Consolidated Edison, Inc., 2.00%, 5/15/2021	1,100,000	1,103,917
Dominion Energy, Inc., 2.58%, 7/1/2020(c)	1,200,000	1,203,554

		2,307,471

Oil, Gas & Consumable Fuels 1.8%
Apache Corp., 3.25%, 4/15/2022	1,000,000	1,021,718
BP Capital Markets America, Inc.,
(ICE LIBOR USD 3 Month + 0.65%), 2.55%, 9/19/2022(f)	1,000,000	1,009,081
BP Capital Markets plc,
(ICE LIBOR USD 3 Month + 0.87%), 2.76%, 9/16/2021(f)	590,000	597,430
3.56%, 11/1/2021	2,200,000	2,272,192
Chevron Corp., 1.99%, 3/3/2020	700,000	700,132
2.10%, 5/16/2021	320,000	322,192
Cimarex Energy Co., 4.38%, 6/1/2024	2,300,000	2,444,750
CNOOC Finance 2015 USA LLC, 4.38%, 5/2/2028	1,840,000	2,074,202

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc., 4.38%, 1/15/2025	$760,000	$785,706
Continental Resources, Inc., 3.80%, 6/1/2024	1,000,000	1,042,229
Ecopetrol SA, 5.88%, 9/18/2023	1,050,000	1,171,275
Enterprise Products Operating LLC, 2.80%, 2/15/2021	5,280,000	5,331,669
KazMunayGas National Co. JSC, 3.88%, 4/19/2022(a)	4,160,000	4,297,530
4.75%, 4/24/2025(a)	500,000	551,750
Lukoil International Finance BV, 4.75%, 11/2/2026(a)	1,860,000	2,072,568
MPLX LP,
(ICE LIBOR USD 3 Month + 1.10%), 2.99%, 9/9/2022(f)	4,350,000	4,369,820
Occidental Petroleum Corp.,
Series 1, 4.10%, 2/1/2021	3,200,000	3,243,123
4.85%, 3/15/2021	1,400,000	1,441,727
(ICE LIBOR USD 3 Month + 1.45%), 3.36%, 8/15/2022(f)	2,530,000	2,544,147
Petrobras Global Finance BV, 6.13%, 1/17/2022	1,510,000	1,617,587
5.30%, 1/27/2025	150,000	166,500
5.75%, 2/1/2029	300,000	346,200
Petroleos del Peru SA, 4.75%, 6/19/2032(a)	1,970,000	2,206,400
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/2024(a)	2,120,000	2,301,705
Western Midstream Operating LP,
(ICE LIBOR USD 3 Month + 0.85%), 2.70%, 1/13/2023(f)	420,000	419,806

		44,351,439

Paper & Forest Products 0.1%
Suzano Austria GmbH, 5.75%, 7/14/2026(a)	2,010,000	2,271,300

Pharmaceuticals 0.5%
AstraZeneca plc,
(ICE LIBOR USD 3 Month + 0.67%), 2.57%, 8/17/2023(f)	2,186,000	2,202,552
Bristol-Myers Squibb Co. , 2.88%, 8/15/2020(a)	2,000,000	2,011,790
2.25%, 8/15/2021(a)	1,845,000	1,861,720
2.60%, 5/16/2022(a)	2,670,000	2,731,029
Elanco Animal Health, Inc., 3.91%, 8/27/2021(c)	666,000	684,556
Eli Lilly & Co., 2.35%, 5/15/2022	400,000	406,008
GlaxoSmithKline Capital plc,
(ICE LIBOR USD 3 Month + 0.35%), 2.26%, 5/14/2021(f)	1,500,000	1,505,557

		11,403,212

Semiconductors & Semiconductor Equipment 0.1%
QUALCOMM, Inc.,
(ICE LIBOR USD 3 Month + 0.73%), 2.50%, 1/30/2023(f)	2,700,000	2,740,224

Software 0.0%†
Microsoft Corp., 1.85%, 2/6/2020	1,000,000	999,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Specialty Retail 0.2%
Home Depot, Inc. (The),
(ICE LIBOR USD 3 Month + 0.31%), 2.22%, 3/1/2022(f)	$1,000,000	$1,003,492
Lowe’s Cos., Inc., 3.12%, 4/15/2022	2,500,000	2,568,731

		3,572,223

Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc.,
1.80%, 5/11/2020	1,500,000	1,500,776
1.55%, 8/4/2021	1,070,000	1,069,629
Dell International LLC, 4.42%, 6/15/2021(a)	1,500,000	1,545,745

		4,116,150

Thrifts & Mortgage Finance 0.1%
BPCE SA, 3.00%, 5/22/2022(a)	2,770,000	2,832,895

Tobacco 0.3%
Altria Group, Inc.,
3.49%, 2/14/2022	1,680,000	1,731,872
3.80%, 2/14/2024	1,200,000	1,276,985
BAT Capital Corp., 2.76%, 8/15/2022	3,500,000	3,570,068
(ICE LIBOR USD 3 Month + 0.88%), 2.79%, 8/15/2022(f)	40,000	40,226
Reynolds American, Inc., 3.25%, 6/12/2020	500,000	501,925

		7,121,076

Trading Companies & Distributors 0.1%
International Lease Finance Corp., 5.88%, 8/15/2022	2,600,000	2,848,584

Wireless Telecommunication Services 0.2%
Vodafone Group plc,
(ICE LIBOR USD 3 Month + 0.99%), 2.83%, 1/16/2024(f)	4,349,000	4,407,842

Total Corporate Bonds (cost $354,233,442)		362,474,305

Exchange Traded Funds 0.1%

	Shares	Value

Equity Funds 0.1%
iShares Russell 3000 ETF	4,551	856,817
SPDR S&P 500 ETF Trust	2,745	883,149

Total Exchange Traded Funds (cost $1,636,878)		1,739,966

Foreign Government Securities 1.4%

	Principal Amount	Value

ARGENTINA 0.1%
Provincia de Buenos Aires, 6.50%, 2/15/2023 (a)	$1,200,000	447,000

Foreign Government Securities (continued)
	Principal Amount		Value

ARGENTINA (continued)
Republic of Argentina, 5.63%, 1/26/2022		$3,060,000	$1,505,520

			1,952,520

COLOMBIA 0.1%
Republic of Colombia, 4.38%, 7/12/2021		3,070,000	3,174,380

ECUADOR 0.1%
Republic of Ecuador, 8.75%, 6/2/2023 (a)		1,560,000	1,454,700

EGYPT 0.0%†
Arab Republic of Egypt,
Reg. S, 6.59%, 2/21/2028		1,220,000	1,298,856

INDONESIA 0.1%
Republic of Indonesia, 3.75%, 4/25/2022 (a)		1,200,000	1,240,932
2.95%, 1/11/2023		2,490,000	2,539,957

			3,780,889

KUWAIT 0.1%
Kuwait Government Bond, 2.75%, 3/20/2022 (a)		900,000	915,750
3.50%, 3/20/2027 (a)		1,260,000	1,366,016

			2,281,766

MEXICO 0.3%
United Mexican States, 4.00%, 10/2/2023		3,060,000	3,248,190
8.00%, 11/7/2047	MXN	53,130,000	3,168,849

			6,417,039

QATAR 0.1%
Qatar Government Bond, 2.38%, 6/2/2021 (a)		$500,000	502,250
Reg. S, 3.88%, 4/23/2023		2,220,000	2,347,650
3.38%, 3/14/2024 (a)		760,000	800,850

			3,650,750

RUSSIA 0.2%
Russian Federal Bond - OFZ, 6.90%, 5/23/2029	RUB	121,670,000	2,009,517
7.65%, 4/10/2030		144,850,000	2,513,792
7.25%, 5/10/2034		2,250,000	38,287

			4,561,596

SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia, 4.50%, 4/17/2030 (a)		$1,450,000	1,686,089

SENEGAL 0.1%
Republic of Senegal, 6.25%, 5/23/2033 (a)		1,260,000	1,343,626

UNITED ARAB EMIRATES 0.1%
Abu Dhabi Government Bond, 2.50%, 10/11/2022 (a)		1,400,000	1,421,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value
UNITED ARAB EMIRATES (continued)
Abu Dhabi Government Bond (continued) 4.13%, 10/11/2047 (a)	$1,970,000	$2,336,972

		3,758,434

Total Foreign Government Securities (cost $34,568,485)		35,360,645

Mortgage-Backed Securities 5.2%
	Principal Amount	Value
FHLMC Gold Pool
Pool# G67701 3.00%, 10/1/2046	2,071,682	2,157,720
Pool# G61739 3.00%, 9/1/2048	1,147,551	1,195,155
Pool# Q59271 4.00%, 10/1/2048	82,229	86,232
Pool# Q63195 3.00%, 4/1/2049	1,905,959	1,953,152
Pool# Q63579 3.00%, 5/1/2049	865,663	895,185
Pool# G08887 3.00%, 6/1/2049	983,374	1,007,386
FHLMC UMBS Pool
Pool# ZM8299 4.00%, 9/1/2048	2,408,238	2,513,605
Pool# ZS4791 4.50%, 9/1/2048	693,373	734,119
Pool# ZT0711 3.50%, 10/1/2048	4,734,488	4,889,086
Pool# ZT1319 3.50%, 11/1/2048	2,931,850	3,024,388
Pool# ZT1320 4.00%, 11/1/2048	2,776,234	2,901,210
Pool# ZA6498 3.50%, 3/1/2049	713,746	747,171
Pool# ZN4906 3.00%, 4/1/2049	513,112	525,537
Pool# QA0241 3.00%, 6/1/2049	1,664,373	1,709,043
Pool# ZN6631 3.00%, 6/1/2049	1,570,579	1,612,369
Pool# QA0445 3.00%, 6/1/2049	1,031,436	1,056,385
Pool# ZN6682 3.00%, 6/1/2049	746,403	764,457
Pool# ZN6689 3.00%, 6/1/2049	574,270	588,161
Pool# QA0120 3.00%, 6/1/2049	291,265	298,310
Pool# QA0190 3.00%, 6/1/2049	189,339	193,914
Pool# RA1103 3.00%, 7/1/2049	580,156	598,730
Pool# QA0794 3.00%, 7/1/2049	195,635	200,365
Pool# RA1224 3.00%, 8/1/2049	3,565,915	3,651,766
Pool# QA1597 3.00%, 8/1/2049	855,988	876,671
Pool# SD8004 3.00%, 8/1/2049	382,482	391,240

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FHLMC UMBS Pool (continued)
Pool# QA2090 3.00%, 8/1/2049	$196,657	$201,889
Pool# QA1627 3.00%, 8/1/2049	189,973	194,685
Pool# RA1352 3.00%, 9/1/2049	1,764,932	1,808,645
Pool# RA1355 3.00%, 9/1/2049	1,658,093	1,699,159
Pool# RA1341 3.00%, 9/1/2049	1,274,815	1,317,593
Pool# RA1340 3.00%, 9/1/2049	1,174,557	1,211,069
Pool# QA2427 3.00%, 9/1/2049	1,081,151	1,111,380
Pool# RA1293 3.00%, 9/1/2049	975,778	1,015,754
Pool# RA1343 3.00%, 9/1/2049	394,116	406,368
Pool# QA2593 3.00%, 9/1/2049	98,672	101,739
Pool# RA1371 3.50%, 9/1/2049	3,895,964	4,078,418
Pool# RA1493 3.00%, 10/1/2049	3,748,042	3,873,812
Pool# RA1496 3.00%, 10/1/2049	1,579,265	1,625,919
Pool# RA1460 3.00%, 10/1/2049	886,436	913,991
Pool# SD8026 4.00%, 11/1/2049	583,179	613,295
Pool# SD8037 2.50%, 1/1/2050	2,293,805	2,312,111
Pool# RA1997 3.00%, 1/1/2050	199,487	204,609
Pool# RA2123 2.50%, 2/1/2050	500,000	503,991
Pool# QA6625 3.00%, 2/1/2050	200,000	204,827
FNMA Pool
Pool# BL5547 2.68%, 1/1/2035	770,000	808,846
Pool# BM6224 2.79%, 1/1/2035(b)	740,000	761,738
FNMA UMBS Pool
Pool# AL3026 3.50%, 12/1/2042	69,035	73,016
Pool# BM4751 3.50%, 3/1/2043	825,024	873,406
Pool# BM4750 3.50%, 2/1/2045	86,337	91,293
Pool# BC1509 3.00%, 8/1/2046	358,515	370,550
Pool# BC2817 3.00%, 9/1/2046	777,362	804,996
Pool# AS7844 3.00%, 9/1/2046	497,805	514,517
Pool# AL9397 3.00%, 10/1/2046	519,815	537,266
Pool# BM4897 3.50%, 12/1/2046	1,200,362	1,269,277
Pool# BM4226 3.00%, 1/1/2047	166,431	173,704
Pool# CA0858 3.50%, 12/1/2047	662,085	690,489
Pool# MA3238 3.50%, 1/1/2048	1,346,681	1,404,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# MA3383 3.50%, 6/1/2048	$2,472,164	$2,567,554
Pool# CA2207 4.50%, 8/1/2048	520,405	552,319
Pool# CA2855 4.50%, 12/1/2048	207,530	220,043
Pool# 890876 3.50%, 2/1/2049	179,842	189,897
Pool# BN5424 3.50%, 4/1/2049	1,092,141	1,133,583
Pool# FM1458 4.50%, 4/1/2049	1,065,482	1,129,262
Pool# CA3471 3.50%, 5/1/2049	912,134	954,571
Pool# CA3478 3.50%, 5/1/2049	720,050	747,373
Pool# FM1637 4.50%, 5/1/2049	1,375,111	1,481,234
Pool# BO1205 3.00%, 6/1/2049	580,112	594,085
Pool# BN7876 3.00%, 6/1/2049	98,934	101,324
Pool# BN5943 3.00%, 6/1/2049	98,620	100,972
Pool# CA3637 3.50%, 6/1/2049	480,223	498,444
Pool# CA3634 3.50%, 6/1/2049	478,146	502,736
Pool# BO0955 3.50%, 6/1/2049	97,293	100,993
Pool# BO0968 4.00%, 6/1/2049	564,692	593,451
Pool# CA3809 3.00%, 7/1/2049	384,749	397,631
Pool# BN9558 3.00%, 7/1/2049	369,649	378,619
Pool# BN8577 3.00%, 7/1/2049	96,229	98,566
Pool# CA4017 3.00%, 8/1/2049	1,075,712	1,102,354
Pool# BO3815 3.00%, 8/1/2049	576,373	590,250
Pool# FM1341 3.00%, 8/1/2049	290,834	298,374
Pool# BO3074 3.00%, 8/1/2049	183,722	188,146
Pool# CA4248 3.00%, 9/1/2049	3,231,939	3,309,948
Pool# CA4121 3.00%, 9/1/2049	1,858,293	1,916,059
Pool# CA4110 3.00%, 9/1/2049	1,766,571	1,825,851
Pool# CA4134 3.00%, 9/1/2049	1,274,272	1,313,883
Pool# CA4133 3.00%, 9/1/2049	782,009	811,390
Pool# FM1503 3.00%, 9/1/2049	393,023	404,817
Pool# CA4078 3.00%, 9/1/2049	293,527	300,612
Pool# BO5586 3.00%, 9/1/2049	190,376	195,095
Pool# CA4122 3.50%, 9/1/2049	676,874	708,574
Pool# CA4164 3.50%, 9/1/2049	95,328	98,967

Mortgage-Backed Securities (continued)
	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# BO2256 3.00%, 10/1/2049	$2,660,556	$2,743,261
Pool# BO3106 3.00%, 10/1/2049	779,435	800,745
Pool# BO2864 3.00%, 10/1/2049	494,421	506,355
Pool# BO2822 3.00%, 10/1/2049	99,489	101,891
Pool# BO2249 3.50%, 10/1/2049	394,137	409,214
Pool# FM1867 3.00%, 11/1/2049	988,551	1,012,410
Pool# BO4648 3.00%, 11/1/2049	98,896	101,649
Pool# FM2050 3.00%, 12/1/2049	99,321	101,964
Pool# MA3905 3.00%, 1/1/2050	897,441	918,038
Pool# FM2331 3.50%, 2/1/2050	1,100,000	1,151,516
FNMA/FHLMC UMBS, 30 Year, Single Family TBA 3.50%, 2/25/2050	3,000,000	3,096,797
GNMA I Pool
Pool# AB2892 3.00%, 9/15/2042	114,688	118,449
Pool# AB9109 3.00%, 10/15/2042	358,272	370,024
Pool# AB9108 3.00%, 10/15/2042	105,952	109,427
Pool# AB9207 3.00%, 11/15/2042	316,396	326,774
GNMA II Pool
Pool# MA2678 3.50%, 3/20/2045	33,593	35,227
Pool# MA3937 3.50%, 9/20/2046	568,024	595,312
Pool# MA4068 3.00%, 11/20/2046	66,044	68,471
Pool# MA4511 4.00%, 6/20/2047	621,217	655,051
Pool# MA4838 4.00%, 11/20/2047	951,508	997,787
Pool# MA4901 4.00%, 12/20/2047	127,445	133,946
Pool# MA5019 3.50%, 2/20/2048	821,512	858,755
Pool# MA5020 4.00%, 2/20/2048	325,944	342,557
Pool# MA5078 4.00%, 3/20/2048	383,670	401,545
Pool# MA5137 4.00%, 4/20/2048	376,089	393,884
Pool# MA5265 4.50%, 6/20/2048	56,869	60,188
Pool# MA5330 4.00%, 7/20/2048	65,345	68,154
Pool# MA5331 4.50%, 7/20/2048	56,876	60,164
Pool# MA5529 4.50%, 10/20/2048	4,253,053	4,490,215
Pool# MA5762 3.50%, 2/20/2049	1,160,807	1,199,004
Pool# MA5931 4.00%, 5/20/2049	1,351,549	1,400,867

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA6241 2.50%, 9/20/2049	$296,258	$296,432
Pool# MA6242 2.50%, 10/20/2049	99,235	99,293
Pool# 784825 3.50%, 10/20/2049	892,402	905,616
Pool# BM9734 4.00%, 10/20/2049	199,162	209,596
Pool# MA6273 2.50%, 11/20/2049	199,212	199,329
Pool# BM9743 4.00%, 11/20/2049	99,725	105,478
Pool# MA6338 3.00%, 12/20/2049	3,592,370	3,696,412
Pool# MA6398 2.50%, 1/20/2050	100,000	100,059
Pool# MA6409 3.00%, 1/20/2050	4,500,000	4,631,325
GNMA TBA 2.50%, 2/15/2050	2,900,000	2,947,691
3.00%, 3/15/2050	300,000	308,175

Total Mortgage-Backed Securities (cost $127,132,203)		128,880,279

Purchased Options 0.0%†
	Number of Contracts	Value
Call Options 0.0%†
Future Equity Index Options 0.0%†
S&P 500 Index 4/17/2020 at USD 3,425.00, European Style, Notional Amount: USD 3,548,072 Exchange Traded*	11	13,288
S&P 500 Index 4/30/2020 at USD 3,425.00 European Style, Notional Amount: USD 3,548,072 Exchange Traded*	11	15,752
S&P 500 Index 3/20/2020 at USD 3,440.00, European Style, Notional Amount: USD 3,548,072 Exchange Traded*	11	3,432
S&P 500 Index 4/17/2020 at USD 3,490.00, European Style, Notional Amount: USD 3,548,072 Exchange Traded*	11	13,519
S&P 500 Index 3/13/2020 at USD 3,390.00, European Style, Notional Amount: USD 3,548,072 Exchange Traded*	11	6,182
S&P 500 Index 3/27/2020 at USD 3,445.00, European Style, Notional Amount: USD 3,548,072 Exchange Traded*	11	5,137

Purchased Options (continued)
	Number of Contracts	Value
Future Equity Index Options (continued)
S&P 500 Index 4/3/2020 at USD 3,360.00, European Style, Notional Amount: USD 3,548,072 Exchange Traded*	11	$22,649

		79,959

Put Options 0.0%†
Future Equity Index Options 0.0%†
S&P 500 Index 3/20/2020 at USD 2,400.00, European Style, Notional Amount: USD 9,999,112 Exchange Traded*	31	5,890
S&P 500 Index 2/21/2020 at USD 2,250.00, European Style, Notional Amount: USD 8,063,800 Exchange Traded*	25	875
S&P 500 Index 2/21/2020 at USD 2,200.00, European Style, Notional Amount: USD 8,063,800 Exchange Traded*	25	875
S&P 500 Index 2/28/2020 at USD 2,750.00, European Style, Notional Amount: USD 10,321,664 Exchange Traded*	32	8,608
S&P 500 Index 2/28/20 at USD 1,700.00, European Style, Notional Amount: USD 8,063,800 Exchange Traded*	25	375
S&P 500 Index 2/28/2020 at USD 3,075.00, European Style, Notional Amount: USD 5,160,832 Exchange Traded*	16	37,600
S&P 500 Index 2/28/20 at USD 2,000.00, European Style, Notional Amount: USD 77,412,480 Exchange Traded*	240	7,200
S&P 500 Index 2/28/2020 at USD 1,900.00, European Style, Notional Amount: USD 8,063,800 Exchange Traded*	25	550
S&P 500 Index 2/21/2020 at USD 2,820.00, European Style, Notional Amount: USD 10,321,664 Exchange Traded*	32	8,800
S&P 500 Index 2/21/2020 at USD 3,145.00, European Style, Notional Amount: USD 5,160,832 Exchange Traded*	16	47,776
S&P 500 Index 2/21/2020 at USD 2,310.00, European Style, Notional Amount: USD 99,991,120 Exchange Traded*	310	10,850
S&P 500 Index 2/7/2020 at USD 2,150.00, European Style, Notional Amount: USD 18,062,912 Exchange Traded*	56	560
S&P 500 Index 2/7/2020 at USD 2,785.00, European Style, Notional Amount: USD 10,321,664 Exchange Traded*	32	2,240
S&P 500 Index 2/7/2020 at USD 2,300.00, European Style, Notional Amount: USD 112,893,200 Exchange Traded*	350	3,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Purchased Options (continued)
	Number of Contracts	Value

Future Equity Index Options (continued)
S&P 500 Index 2/7/2020 at USD 3,115.00, European Style, Notional Amount: USD 5,160,832.00 Exchange Traded*	16	$ 14,720
S&P 500 Index 2/14/2020 at USD 2,250.00, European Style, Notional Amount: USD 106,442,160 Exchange Traded*	330	3,300
S&P 500 Index 2/14/2020 at USD 3,155.00, European Style, Notional Amount: USD 5,160,832 Exchange Traded*	16	43,248
S&P 500 Index 2/14/2020 at USD 2,200.00, European Style, Notional Amount: USD 19,353,120 Exchange Traded*	60	1,500
S&P 500 Index 2/14/2020 at USD 2,825.00, European Style, Notional Amount: USD 10,321,664 Exchange Traded*	32	5,920
S&P 500 Index 2/3/2020 at USD 2,100.00, European Style, Notional Amount: USD 9,676,560 Exchange Traded*	30	150
S&P 500 Index 2/3/2020 at USD 2,000.00, European Style, Notional Amount: USD 8,386,352 Exchange Traded*	26	182
S&P 500 Index 2/5/2020 at USD 2,000.00, European Style, Notional Amount: USD 9,676,560 Exchange Traded*	30	240
S&P 500 Index 2/10/2020 at USD 2,200.00, European Style, Notional Amount: USD 9,676,560 Exchange Traded*	30	150
S&P 500 Index 2/5/2020 at USD 2,100.00, European Style, Notional Amount: USD 9,676,560 Exchange Traded*	30	150
S&P 500 Index 2/12/2020 at USD 2,200.00, European Style, Notional Amount: USD 25,804,160.00 Exchange Traded*	80	1,200
S&P 500 Index 3/27/2020 at USD 1,800.00, European Style, Notional Amount: USD 98,055,808.00 Exchange Traded*	304	9,120
S&P 500 Index 2/18/2020 at USD 2,300.00 Notional Amount: USD 9,676,560 Exchange Traded*	30	1,230
S&P 500 Index 2/19/2020 at USD 2,300.00, European Style, Notional Amount: USD 9,676,560 Exchange Traded*	30	450
S&P 500 Index 2/24/2020 at USD 2,000.00, European Style, Notional Amount: USD 8,063,800 Exchange Traded*	25	250
S&P 500 Index 2/26/2020 at USD 2,000.00, European Style, Notional Amount: USD 93,540,080 Exchange Traded*	290	5,800

		223,309

Purchased Options (continued)
	Number of Contracts	Value
Future Interest Rate Options 0.0%†
U.S. Treasury 10 Year Note 2/21/2020 at USD 130.50, American Style, Notional Amount: USD 4,500,000 Exchange Traded*	45	$ 9,141
U.S. Treasury 10 Year Note 2/21/2020 at USD 129.00, American Style, Notional Amount: USD 23,000,000 Exchange Traded*	230	7,187
U.S. Treasury 10 Year Note 2/21/2020 at USD 131.25, American Style, Notional Amount: USD 6,900,000 Exchange Traded*	69	30,188
U.S. Treasury 30 Year Bond 2/21/2020 at USD 161.00, American Style, Notional Amount: USD 1,100,000 Exchange Traded*	11	5,844
U.S. Treasury 30 Year Bond 2/21/2020 at USD 158.00, American Style, Notional Amount: USD 3,500,000 Exchange Traded*	35	3,828

		56,188

Total Purchased Options (cost $440,218)		359,456

Rights 0.0%†
	Number of Rights	Value
Biotechnology 0.0%†
Achillion Pharmaceuticals, Inc., CVR *¥	5,788	11,576
Alder Biopharmaceuticals, Inc., CVR *^¥(e)	3,287	0
Oncternal Therapeutics, Inc., CVR *¥	31	64

		11,640

Metals & Mining 0.0%†
Pan American Silver Corp., 2/22/2029 *	9,275	6,121

Pharmaceuticals 0.0%†
Bristol-Myers Squibb Co., CVR *	31,235	108,698
Dova Pharmaceuticals, Inc., CVR *¥	375	562
Elanco Animal Health, Inc., CVR *^¥	2,818	0

		109,260

Total Rights (cost $66,531)		127,021

U.S. Treasury Obligations 4.1%
	Principal Amount	Value
U.S. Treasury Bonds 3.75%, 11/15/2043	$ 12,550,000	16,708,168
3.00%, 2/15/2048	3,970,000	4,804,786
3.00%, 2/15/2049	280,000	340,987
0.00%, 5/15/2049	4,350,000	2,391,748
2.88%, 5/15/2049	2,630,000	3,132,782
2.38%, 11/15/2049	2,890,000	3,125,038
U.S. Treasury Inflation Linked Bonds 1.38%, 2/15/2044 (g)	4,290,000	5,939,402
1.00%, 2/15/2046 (g)	1,830,000	2,341,513
1.00%, 2/15/2049 (g)	6,760,000	8,303,160
U.S. Treasury Notes 2.13%, 5/31/2021	8,940,000	9,019,622
1.75%, 7/31/2021	1,870,000	1,879,277
2.50%, 2/15/2022	7,260,000	7,426,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

U.S. Treasury Obligations 4.1%
	Principal Amount	Value
U.S. Treasury Notes (continued) 1.75%, 7/15/2022	$70,000	$70,719
1.63%, 11/15/2022	7,690,000	7,755,485
1.50%, 10/31/2024	4,770,000	4,807,452
2.25%, 11/15/2025	3,660,000	3,835,423
2.13%, 5/31/2026	1,730,000	1,804,877
1.38%, 8/31/2026	15,360,000	15,319,200
1.63%, 8/15/2029	1,700,000	1,716,535

Total U.S. Treasury Obligations (cost $95,407,417)		100,722,927

Short-Term Investments 0.4%
	Shares	Value

Money Market Funds 0.0% †
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (h)(i)	429,062	429,062

	Principal Amount	Value

U.S. Government Agency Securities 0.4%

FHLB Discount Notes
1.57%, 4/24/2020	$4,890,000	4,872,726
1.58%, 5/1/2020	3,900,000	3,885,033

		8,757,759

Total Short-Term Investments (cost $9,186,081)		9,186,821

Repurchase Agreements 1.1%
	Principal Amount	Value
BNP Paribas Securities Corp. 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $145,711, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $148,764. (i)	145,692	145,692
Goldman Sachs & Co. LLC, 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $21,002,730, collateralized by U.S. Treasury bond, 3.75%, maturing 11/15/2043; total market value $21,419,763.	21,000,000	21,000,000

Repurchase Agreements (continued)
	Principal Amount	Value
Royal Bank of Canada 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $4,867,805, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $4,969,825. (i)	4,867,184	4,867,184

Total Repurchase Agreements (cost $26,012,876)		26,012,876

Total Investments
(cost $2,208,615,259) — 100.0%		2,471,184,934

Other assets in excess of liabilities — 0.0%†		747,536

NET ASSETS — 100.0%		$2,471,932,470

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2020 was $228,748,007 which represents 9.25% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2020.
(d)	Security or a portion of the security was used as collateral for option contracts written.
(e)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $5,116,941, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $429,062 and $5,012,876, respectively, a total value of $5,441,938.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.
(g)	Principal amounts are not adjusted for inflation.
(h)	Represents 7-day effective yield as of January 31, 2020.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $5,441,938.

CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Currency:
RUB	Russian Ruble
MXN	Mexican Peso
USD	United States Dollar

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2020:

Floating Rate Index	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 Month LIBOR quarterly	1.52 semi-annually	Receive	7/31/2026	USD 44,323,000	155,451	(594,258)	(438,807)
3 Month LIBOR quarterly	1.55 semi-annually	Receive	6/30/2026	USD 160,416,000	549,288	(2,336,262)	(1,786,974)
3 Month LIBOR quarterly	1.60 semi-annually	Receive	11/15/2026	USD 13,526,000	6,210	(213,517)	(207,307)
3 Month LIBOR quarterly	1.65 semi-annually	Receive	11/15/2026	USD 4,852,000	(14,138)	(75,524)	(89,662)
3 Month LIBOR quarterly	1.73 semi-annually	Receive	6/27/2021	USD 22,990,000	0	(71,840)	(71,840)

					696,811	(3,291,401)	(2,594,590)

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

OTC Total return swap contracts outstanding as of January 31, 2020:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Acacia Communications, Inc.	OBFR+ 0.20% and decreases in total return of reference entity	Increases in total return of reference entity	At Termination	Morgan Stanley Capital Services, Inc..	11/16/2020	USD 247,600	–	12,789	12,789
Allergan plc	OBFR+ 0.20% and decreases in total return of reference entity	Increases in total return of reference entity	At Termination	Morgan Stanley Capital Services,Inc..	11/16/2020	USD 326,610	–	29,439	29,439
Apple, Inc.	OBFR+ 0.20% and decreases in total return of reference entity	Increases in total return of reference entity	At Termination	Morgan Stanley Capital Services, Inc..	11/4/2020	USD 225	–	83	83
El Paso Electric Co.	OBFR+ 0.20% and decreases in total return of reference entity	Increases in total return of reference entity	At Termination	Morgan Stanley Capital Services, Inc..	11/16/2020	USD 296,158	–	3,446	3,446
Vanguard Russell 3000 ETF	1 month USD LIBOR + 0.32% and decreases in total return of index	Increases in total return of index	Monthly	Citigroup Global Markets	12/10/2020	USD 584,727,502	–	(5,428,892)	(5,428,892)
Vanguard Russell 3000 ETF	1 month USD LIBOR + 0.33% and decreases in total return of index	Increases in total return of index	Monthly	Citigroup Global Markets	12/10/2020	USD 10,514,460	–	(95,971)	(95,971)
Vanguard Russell 3000 ETF	1 month USD LIBOR + 0.24% and decreases in total return of index	Increases in total return of index	Monthly	Bank of America	3/11/2020	USD 293,321,891	–	(2,661,837)	(2,661,837)
Vanguard Russell 3000 ETF	1 month USD LIBOR + 0.24% and decreases in total return of index	Increases in total return of index	Monthly	Bank of America	3/11/2020	USD 2,996,621	–	(27,193)	(27,193)

							–	(8,168,136)	(8,168,136)

Currency:

USD    United States Dollar

* There are no upfront payments (receipts) on the swap contracts listed above.

At January 31, 2020, the Fund has $5,565,000 segregated as collateral for swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Forward Foreign Currency Contracts outstanding as of January 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,378,951	RUB	271,547,503	Citibank NA**	4/17/2020	168,564

Total unrealized appreciation						168,564

BRL	16,870,000	USD	4,120,103	Citibank NA**	4/17/2020	(195,353)
CAD	6,064,252	USD	4,671,504	Citibank NA	4/17/2020	(89,300)

Total unrealized depreciation						(284,653)

Net unrealized depreciation						(116,089)

** Non-deliverable forward.

Currency:

BRL       Brazilian Real

CAD      Canadian Dollar

RUB      Russian Ruble

USD     United States Dollar

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1	3/2020	USD	80,735	(3,115)
S&P 500 E-Mini Index	6	3/2020	USD	967,200	(17,866)
U.S. Treasury 10 Year Note	1,763	3/2020	USD	232,109,969	3,665,299
30 Day Federal Funds	106	5/2020	USD	43,520,898	(59,956)
3 Month Eurodollar	176	6/2020	USD	43,337,800	510,280
30 Day Federal Funds	103	7/2020	USD	42,327,803	(86,036)
3 Month Eurodollar	328	12/2020	USD	80,901,200	540,675
3 Month Eurodollar	387	3/2021	USD	95,564,813	381,000

					4,930,281

Short Contracts
3 Month Eurodollar	(358)	3/2020	USD	(88,032,200)	(45,227)
U.S. Treasury 2 Year Note	(997)	3/2020	USD	(215,710,297)	(604,764)
U.S. Treasury 5 Year Note	(1,404)	3/2020	USD	(168,929,719)	(1,771,076)
U.S. Treasury 10 Year Ultra Note	(74)	3/2020	USD	(10,778,563)	(299,597)
U.S. Treasury Long Bond	(309)	3/2020	USD	(50,531,156)	(1,285,284)
U.S. Treasury Ultra Bond	(143)	3/2020	USD	(27,697,313)	(719,788)

					(4,725,736)

					204,545

At January 31, 2020, the Fund had $3,776,960 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Written Call Options Contracts as of January 31, 2020:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)

S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 3,440.00	4/3/2020	(18,249)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 3,475.00	3/13/2020	(3,300)
S&P 500 Index	Exchange Traded	22	USD7,096,144	USD 3,500.00	4/30/2020	(10,120)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 3,520.00	3/20/2020	(2,442)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 3,520.00	4/17/2020	(23,430)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 3,525.00	3/27/2020	(3,300)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 3,580.00	4/17/2020	(11,484)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 3,600.00	4/30/2020	(4,620)
U.S. Treasury 10 Year Note	Exchange Traded	43	USD4,300,000	USD 130.50	2/21/2020	(58,453)
U.S. Treasury 10 Year Note	Exchange Traded	116	USD11,600,000	USD 131.00	2/21/2020	(116,000)
U.S. Treasury 10 Year Note	Exchange Traded	68	USD6,800,000	USD 131.00	3/27/2020	(83,938)
U.S. Treasury 10 Year Note	Exchange Traded	61	USD6,100,000	USD 131.50	2/21/2020	(43,844)
U.S. Treasury 10 Year Note	Exchange Traded	53	USD5,300,000	USD 132.00	3/27/2020	(40,578)
U.S. Treasury 30 Year Bond	Exchange Traded	24	USD2,400,000	USD 162.00	2/21/2020	(57,000)
U.S. Treasury 30 Year Bond	Exchange Traded	27	USD2,700,000	USD 164.00	2/21/2020	(35,437)
						(512,195)

Written Put Options Contracts as of January 31, 2020:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)

S&P 500 Index	Exchange Traded	6	USD1,935,312	USD 2,100.00	3/20/2020	(252)
S&P 500 Index	Exchange Traded	12	USD3,870,624	USD 2,150.00	3/20/2020	(804)
S&P 500 Index ¥	Exchange Traded	6	USD1,935,312	USD 2,200.00	5/15/2020	(2,183)
S&P 500 Index	Exchange Traded	11	USD3,548,072	USD 2,200.00	5/29/2020	(4,730)
S&P 500 Index	Exchange Traded	11	USD3,548,072	USD 2,250.00	5/29/2020	(4,466)
S&P 500 Index	Exchange Traded	12	USD3,870,624	USD 2,250.00	6/30/2020	(5,340)
S&P 500 Index	Exchange Traded	11	USD3,548,072	USD 2,275.00	6/30/2020	(7,700)
S&P 500 Index	Exchange Traded	6	USD1,935,312	USD 2,300.00	5/15/2020	(3,018)
S&P 500 Index	Exchange Traded	16	USD5,160,832	USD 2,300.00	5/15/2020	(6,400)
S&P 500 Index	Exchange Traded	20	USD6,451,040	USD 2,300.00	6/19/2020	(13,480)
S&P 500 Index	Exchange Traded	10	USD3,225,520	USD 2,350.00	6/19/2020	(8,200)
S&P 500 Index ¥	Exchange Traded	11	USD3,548,072	USD 2,350.00	7/17/2020	(12,060)
S&P 500 Index ¥	Exchange Traded	11	USD3,548,072	USD 2,375.00	7/17/2020	(13,031)
S&P 500 Index ¥	Exchange Traded	11	USD3,548,072	USD 2,400.00	7/31/2020	(15,831)
S&P 500 Index ¥	Exchange Traded	11	USD3,548,072	USD 2,400.00	8/31/2020	(19,892)
S&P 500 Index ¥	Exchange Traded	11	USD3,548,072	USD 2,425.00	8/21/2020	(20,032)
S&P 500 Index	Exchange Traded	31	USD9,999,112	USD 2,450.00	3/20/2020	(6,975)
S&P 500 Index ¥	Exchange Traded	34	USD10,966,768	USD 2,450.00	4/17/2020	(16,533)
S&P 500 Index ¥	Exchange Traded	11	USD3,548,072	USD 2,450.00	7/31/2020	(18,441)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 2,475.00	4/17/2020	(16,170)
S&P 500 Index ¥	Exchange Traded	11	USD3,548,072	USD 2,475.00	8/21/2020	(23,167)
S&P 500 Index ¥	Exchange Traded	22	USD7,096,144	USD 2,475.00	8/31/2020	(49,231)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 2,500.00	4/30/2020	(18,381)
S&P 500 Index	Exchange Traded	32	USD10,321,664	USD 2,525.00	5/29/2020	(36,544)
S&P 500 Index	Exchange Traded	11	USD3,548,072	USD 2,525.00	9/18/2020	(28,468)
S&P 500 Index	Exchange Traded	11	USD3,548,072	USD 2,525.00	9/30/2020	(25,641)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 2,550.00	4/30/2020	(29,700)
S&P 500 Index ¥	Exchange Traded	32	USD10,321,664	USD 2,550.00	5/15/2020	(33,048)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 2,575.00	5/29/2020	(36,234)
S&P 500 Index	Exchange Traded	10	USD3,225,520	USD 2,575.00	9/18/2020	(32,700)
S&P 500 Index	Exchange Traded	11	USD3,548,072	USD 2,575.00	9/30/2020	(29,040)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 2,590.00	5/15/2020	(31,779)
S&P 500 Index ¥	Exchange Traded	11	USD3,548,072	USD 2,590.00	10/30/2020	(45,606)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 2,600.00	5/29/2020	(36,465)
S&P 500 Index	Exchange Traded	16	USD5,160,832	USD 2,625.00	10/16/2020	(65,280)
S&P 500 Index	Exchange Traded	32	USD10,321,664	USD 2,650.00	6/19/2020	(67,520)
S&P 500 Index	Exchange Traded	32	USD10,321,664	USD 2,650.00	6/30/2020	(63,776)
S&P 500 Index	Exchange Traded	19	USD6,128,488	USD 2,675.00	2/28/2020	(3,610)
S&P 500 Index	Exchange Traded	31	USD9,999,112	USD 2,675.00	6/19/2020	(70,990)
S&P 500 Index	Exchange Traded	16	USD5,160,832	USD 2,675.00	10/16/2020	(52,640)
S&P 500 Index	Exchange Traded	34	USD10,966,768	USD 2,690.00	6/30/2020	(77,520)
S&P 500 Index ¥	Exchange Traded	33	USD10,644,216	USD 2,690.00	7/31/2020	(110,404)
S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,730.00	2/28/2020	(8,244)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,740.00	2/28/2020	(4,032)
S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,740.00	3/6/2020	(12,780)
S&P 500 Index	Exchange Traded	33	USD10,644,216	USD 2,745.00	7/17/2020	(1,056)
S&P 500 Index	Exchange Traded	15	USD4,838,280	USD 2,770.00	4/30/2020	(28,350)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,775.00	2/21/2020	(3,510)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,775.00	2/28/2020	(4,500)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,780.00	3/6/2020	(7,866)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,785.00	2/28/2020	(3,870)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,795.00	2/21/2020	(3,960)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,800.00	2/21/2020	(3,960)
S&P 500 Index	Exchange Traded	32	USD10,321,664	USD 2,800.00	7/17/2020	(139,072)
S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,805.00	2/21/2020	(6,840)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,810.00	3/6/2020	(9,216)
S&P 500 Index	Exchange Traded	15	USD4,838,280	USD 2,810.00	4/30/2020	(32,400)
S&P 500 Index	Exchange Traded	15	USD4,838,280	USD 2,820.00	4/30/2020	(27,765)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)

S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,830.00	3/20/2020	(45,144)
S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,835.00	3/20/2020	(41,040)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,840.00	3/20/2020	(20,700)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,845.00	3/31/2020	(12,420)
S&P 500 Index	Exchange Traded	15	USD4,838,280	USD 2,850.00	4/30/2020	(38,430)
S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,855.00	3/20/2020	(50,184)
S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,860.00	3/20/2020	(42,120)
S&P 500 Index	Exchange Traded	15	USD4,838,280	USD 2,860.00	4/30/2020	(26,010)
S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,865.00	3/31/2020	(25,920)
S&P 500 Index	Exchange Traded	36	USD11,611,872	USD 2,870.00	3/31/2020	(47,160)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,870.00	4/17/2020	(44,676)
S&P 500 Index	Exchange Traded	17	USD5,483,384	USD 2,875.00	3/20/2020	(21,641)
S&P 500 Index	Exchange Traded	17	USD5,483,384	USD 2,885.00	3/20/2020	(25,330)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,890.00	3/31/2020	(31,986)
S&P 500 Index	Exchange Traded	15	USD4,838,280	USD 2,890.00	4/30/2020	(31,650)
S&P 500 Index	Exchange Traded	152	USD49,027,904	USD 2,900.00	3/27/2020	(260,680)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,905.00	4/17/2020	(32,040)
S&P 500 Index	Exchange Traded	30	USD9,676,560	USD 2,910.00	4/17/2020	(83,760)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,915.00	4/17/2020	(38,880)
S&P 500 Index	Exchange Traded	15	USD4,838,280	USD 2,925.00	4/30/2020	(46,905)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,935.00	3/31/2020	(33,840)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,940.00	4/17/2020	(50,634)
S&P 500 Index	Exchange Traded	17	USD5,483,384	USD 2,940.00	4/30/2020	(49,130)
S&P 500 Index	Exchange Traded	48	USD15,482,496	USD 2,950.00	2/28/2020	(43,248)
S&P 500 Index	Exchange Traded	18	USD5,805,936	USD 2,960.00	4/17/2020	(37,080)
S&P 500 Index	Exchange Traded	17	USD5,483,384	USD 2,965.00	4/17/2020	(56,950)
S&P 500 Index	Exchange Traded	48	USD15,482,496	USD 2,980.00	2/7/2020	(9,360)
S&P 500 Index	Exchange Traded	48	USD15,482,496	USD 3,025.00	2/14/2020	(32,112)
S&P 500 Index	Exchange Traded	48	USD15,482,496	USD 3,025.00	2/21/2020	(46,944)
U.S. Treasury 10 Year Note	Exchange Traded	38	USD3,800,000	USD 128.00	2/21/2020	(594)
U.S. Treasury 10 Year Note	Exchange Traded	45	USD4,500,000	USD 129.50	2/21/2020	(2,813)
U.S. Treasury 10 Year Note	Exchange Traded	36	USD3,600,000	USD 130.25	2/21/2020	(5,625)
U.S. Treasury 30 Year Bond	Exchange Traded	22	USD2,200,000	USD 159.50	2/21/2020	(5,500)
						(2,801,209)
Total Written Options Contracts (Premiums Received ($4,510,762))						(3,313,404)

¥ Fair valued security.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$108,633,406	$–	$108,633,406
Collateralized Mortgage Obligations	–	47,005,023	–	47,005,023
Commercial Mortgage-Backed Securities	–	52,623,055	–	52,623,055
Common Stocks	1,598,059,154	–	–	1,598,059,154
Corporate Bonds	–	362,474,305	–	362,474,305
Exchange Traded Funds	1,739,966	–	–	1,739,966
Foreign Government Securities	–	35,360,645	–	35,360,645
Forward Foreign Currency Contracts	–	168,564	–	168,564
Futures Contracts	5,097,254	–	–	5,097,254
Mortgage-Backed Securities	–	128,880,279	–	128,880,279
Purchased Options	359,456	–	–	359,456
Repurchase Agreements	–	26,012,876	–	26,012,876
Rights	114,819	12,202	–	127,021
Short-Term Investments	429,062	8,757,759	–	9,186,821
Total Return Swaps*	–	45,757	–	45,757
U.S. Treasury Obligations	–	100,722,927	–	100,722,927
Total Assets	$1,605,799,711	$870,696,798	$–	$2,476,496,509
Liabilities:
Forward Foreign Currency Contracts	$–	$(284,653)	$–	$(284,653)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Futures Contracts	$(4,892,709)	$–	$–	$(4,892,709)
Interest Rate Swaps*	–	(3,291,401)	–	(3,291,401)
Written options	(2,932,889)	(380,515)	–	(3,313,404)
Total Return Swaps*	–	(8,213,893)	–	(8,213,893)
Total Liabilities	$(7,825,598)	$(12,170,462)	$–	$(19,996,060)
Total	$1,597,974,113	$858,526,336	$–	$2,456,500,449

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

During the period ended January 31, 2020, the Fund held two rights investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts and financial futures contracts.

Options

The Fund purchased and wrote put options on futures contracts. Such option investments are utilized to gain exposure to and/or hedge against changes in interest rates and to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility). The Fund purchased and wrote options on indexes. Such option investments are utilized to generate consistent outperformance. The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Swap Contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Total Return Swaps. The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.

Interest Rate Swaps. The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to enhance returns. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to/hedge against changes in interest rates for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Purchased Options
Equity risk	Investment securities, at value	$303,268
Interest rate risk	Investment securities, at value	56,188
Swap Contracts(a)
Equity risk	Swap contracts, at value	45,757
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	168,564
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	5,097,254
Total		$5,671,031

Liabilities:
Written Options
Equity risk	Written options, at value	$(2,863,622)
Interest rate risk	Written options, at value	(449,782)
Swap Contracts(a)
Equity risk	Swap contracts, at value	(8,213,893)
Interest rate risk	Unrealized depreciation on centrally cleared interest rate contracts	(3,291,401)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(284,653)
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(20,981)
Interest rate risk	Unrealized depreciation from futures contracts	(4,871,728)
Total		$(19,996,060)

(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.2%
	Shares	Value
Aerospace & Defense 2.5%
Arconic, Inc.	16,237	$486,298
Boeing Co. (The)	22,499	7,160,757
General Dynamics Corp.	9,807	1,720,540
Huntington Ingalls Industries, Inc.	1,738	453,618
L3Harris Technologies, Inc.	9,325	2,063,902
Lockheed Martin Corp.	10,446	4,472,141
Northrop Grumman Corp.	6,596	2,470,664
Raytheon Co.	11,673	2,579,033
Textron, Inc.	9,646	443,041
TransDigm Group, Inc.	2,096	1,348,315
United Technologies Corp.	34,141	5,127,978

		28,326,287

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	5,637	407,104
Expeditors International of Washington, Inc.	7,143	521,725
FedEx Corp.	10,096	1,460,286
United Parcel Service, Inc., Class B	29,489	3,052,701

		5,441,816

Airlines 0.3%
Alaska Air Group, Inc.	5,116	330,443
American Airlines Group, Inc.	16,788	450,590
Delta Air Lines, Inc.	24,256	1,352,029
Southwest Airlines Co.	19,932	1,095,861
United Airlines Holdings, Inc. *	9,223	689,880

		3,918,803

Auto Components 0.1%
Aptiv plc	10,739	910,560
BorgWarner, Inc.	8,820	302,438

		1,212,998

Automobiles 0.3%
Ford Motor Co.	165,040	1,455,653
General Motors Co.	52,664	1,758,451
Harley-Davidson, Inc. (a)	6,477	216,332

		3,430,436

Banks 5.2%
Bank of America Corp.	340,677	11,184,426
Citigroup, Inc.	91,873	6,836,270
Citizens Financial Group, Inc.	18,294	682,000
Comerica, Inc.	6,066	370,996
Fifth Third Bancorp	29,864	849,631
First Republic Bank	7,092	786,361
Huntington Bancshares, Inc.	43,258	587,011
JPMorgan Chase & Co.	131,989	17,470,064
KeyCorp	41,449	775,511
M&T Bank Corp.	5,603	944,218
People’s United Financial, Inc.	18,690	288,200
PNC Financial Services Group, Inc. (The)	18,439	2,739,113
Regions Financial Corp.	40,594	632,049
SVB Financial Group *	2,160	519,113
Truist Financial Corp.	56,267	2,901,689
US Bancorp	59,811	3,183,141
Wells Fargo & Co.	161,961	7,602,449
Zions Bancorp NA	7,173	326,300

		58,678,542

Beverages 1.9%
Brown-Forman Corp., Class B	7,697	520,625
Coca-Cola Co. (The)	162,269	9,476,509
Constellation Brands, Inc., Class A	7,042	1,326,009
Molson Coors Beverage Co., Class B	7,927	440,583
Monster Beverage Corp. *	16,216	1,079,986
PepsiCo, Inc.	58,606	8,323,224

		21,166,936

Biotechnology 1.8%
AbbVie, Inc.	62,231	5,041,956

Common Stocks (continued)
	Shares	Value
Biotechnology (continued)
Alexion Pharmaceuticals, Inc. *	9,397	$933,968
Amgen, Inc.	25,004	5,402,114
Biogen, Inc. *	7,593	2,041,378
Gilead Sciences, Inc.	53,085	3,354,972
Incyte Corp. *	7,464	545,395
Regeneron Pharmaceuticals, Inc. *	3,362	1,136,154
Vertex Pharmaceuticals, Inc. *	10,787	2,449,188

		20,905,125

Building Products 0.3%
Allegion plc	3,911	505,771
AO Smith Corp. (a)	5,799	247,559
Fortune Brands Home & Security, Inc.	5,824	400,167
Johnson Controls International plc	32,463	1,280,665
Masco Corp.	12,133	576,560

		3,010,722

Capital Markets 2.7%
Ameriprise Financial, Inc.	5,332	881,966
Bank of New York Mellon Corp. (The)	35,315	1,581,406
BlackRock, Inc.	4,962	2,616,711
Cboe Global Markets, Inc.	4,728	582,584
Charles Schwab Corp. (The)	48,111	2,191,456
CME Group, Inc.	15,080	3,274,019
E*TRADE Financial Corp.	9,506	405,146
Franklin Resources, Inc.	11,823	299,122
Goldman Sachs Group, Inc. (The)	13,411	3,188,465
Intercontinental Exchange, Inc.	23,491	2,342,992
Invesco Ltd.	16,147	279,343
MarketAxess Holdings, Inc.	1,596	565,271
Moody’s Corp.	6,820	1,751,308
Morgan Stanley	51,766	2,705,291
MSCI, Inc.	3,566	1,019,163
Nasdaq, Inc.	4,881	568,441
Northern Trust Corp.	9,007	880,975
Raymond James Financial, Inc.	5,149	470,773
S&P Global, Inc.	10,321	3,031,587
State Street Corp.	15,302	1,157,290
T. Rowe Price Group, Inc.	9,834	1,313,134

		31,106,443

Chemicals 1.8%
Air Products & Chemicals, Inc.	9,276	2,214,274
Albemarle Corp.	4,467	358,611
Celanese Corp.	5,087	526,504
CF Industries Holdings, Inc.	9,218	371,301
Corteva, Inc.	31,433	909,042
Dow, Inc.	31,153	1,435,219
DuPont de Nemours, Inc.	31,248	1,599,273
Eastman Chemical Co.	5,742	409,232
Ecolab, Inc.	10,554	2,069,745
FMC Corp.	5,513	526,988
International Flavors & Fragrances, Inc. (a)	4,515	591,962
Linde plc	22,605	4,591,754
LyondellBasell Industries NV, Class A	10,800	840,888
Mosaic Co. (The)	15,130	300,179
PPG Industries, Inc.	9,915	1,188,213
Sherwin-Williams Co. (The)	3,457	1,925,514

		19,858,699

Commercial Services & Supplies 0.4%
Cintas Corp.	3,528	984,206
Copart, Inc. *	8,509	863,323
Republic Services, Inc.	8,874	843,474
Rollins, Inc.	5,903	224,019
Waste Management, Inc.	16,360	1,991,012

		4,906,034

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Communications Equipment 0.9%
Arista Networks, Inc. *	2,283	$509,885
Cisco Systems, Inc.	178,522	8,206,656
F5 Networks, Inc. *	2,534	309,452
Juniper Networks, Inc.	14,458	331,667
Motorola Solutions, Inc.	7,210	1,276,170

		10,633,830

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	5,730	530,197
Quanta Services, Inc.	5,891	230,632

		760,829

Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,640	696,432
Vulcan Materials Co.	5,590	791,712

		1,488,144

Consumer Finance 0.7%
American Express Co.	28,236	3,667,009
Capital One Financial Corp.	19,598	1,955,881
Discover Financial Services	13,191	991,040
Synchrony Financial	25,018	810,833

		7,424,763

Containers & Packaging 0.3%
Amcor plc	68,801	728,603
Avery Dennison Corp.	3,552	466,164
Ball Corp.	13,916	1,004,457
International Paper Co.	16,466	670,496
Packaging Corp. of America	3,935	376,776
Sealed Air Corp.	6,404	227,342
Westrock Co.	10,860	423,540

		3,897,378

Distributors 0.1%
Genuine Parts Co.	6,109	571,619
LKQ Corp. *	12,919	422,258

		993,877

Diversified Consumer Services 0.0%†
H&R Block, Inc.	8,486	196,875

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B *	82,314	18,473,731

Diversified Telecommunication Services 2.0%
AT&T, Inc.	307,408	11,564,689
CenturyLink, Inc.	40,724	556,290
Verizon Communications, Inc.	174,041	10,344,997

		22,465,976

Electric Utilities 2.2%
Alliant Energy Corp.	10,052	596,687
American Electric Power Co., Inc.	20,670	2,154,227
Duke Energy Corp.	30,679	2,995,191
Edison International	15,091	1,155,216
Entergy Corp.	8,320	1,094,246
Evergy, Inc.	9,591	692,086
Eversource Energy	13,624	1,259,403
Exelon Corp.	40,663	1,935,152
FirstEnergy Corp.	22,615	1,148,616
NextEra Energy, Inc.	20,569	5,516,606
Pinnacle West Capital Corp.	4,706	459,729
PPL Corp.	30,262	1,095,182
Southern Co. (The)	44,133	3,106,963
Xcel Energy, Inc.	22,067	1,526,816

		24,736,120

Electrical Equipment 0.5%
AMETEK, Inc.	9,596	932,251

Common Stocks (continued)
	Shares	Value
Electrical Equipment (continued)
Eaton Corp. plc	17,397	$1,643,495
Emerson Electric Co.	25,736	1,843,470
Rockwell Automation, Inc.	4,905	940,092

		5,359,308

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	12,457	1,239,098
CDW Corp.	6,110	797,049
Corning, Inc.	32,731	873,590
FLIR Systems, Inc.	5,792	298,520
IPG Photonics Corp. *	1,486	189,718
Keysight Technologies, Inc. *	7,925	736,946
TE Connectivity Ltd.	14,069	1,296,880
Zebra Technologies Corp., Class A *	2,269	542,336

		5,974,137

Energy Equipment & Services 0.4%
Baker Hughes Co.	27,208	589,325
Halliburton Co.	36,639	799,097
Helmerich & Payne, Inc.	4,520	183,286
National Oilwell Varco, Inc.	16,079	331,388
Schlumberger Ltd.	58,258	1,952,226
TechnipFMC plc	17,810	294,043

		4,149,365

Entertainment 1.9%
Activision Blizzard, Inc.	32,261	1,886,623
Electronic Arts, Inc. *	12,353	1,333,135
Live Nation Entertainment, Inc. *	5,930	404,189
Netflix, Inc. *	18,442	6,364,150
Take-Two Interactive Software, Inc. *	4,736	590,295
Walt Disney Co. (The)	75,848	10,490,537

		21,068,929

Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	4,781	780,259
American Tower Corp.	18,640	4,319,634
Apartment Investment & Management Co., Class A	6,221	327,909
AvalonBay Communities, Inc.	5,863	1,270,453
Boston Properties, Inc.	5,999	859,957
Crown Castle International Corp.	17,427	2,611,262
Digital Realty Trust, Inc.	8,758	1,077,146
Duke Realty Corp.	15,468	561,643
Equinix, Inc.	3,589	2,116,541
Equity Residential	14,612	1,213,965
Essex Property Trust, Inc.	2,781	861,443
Extra Space Storage, Inc.	5,359	593,134
Federal Realty Investment Trust	2,922	365,308
Healthpeak Properties, Inc.	20,829	749,636
Host Hotels & Resorts, Inc.	30,415	496,981
Iron Mountain, Inc.	11,955	377,897
Kimco Realty Corp.	17,928	341,528
Mid-America Apartment Communities, Inc.	4,814	660,529
Prologis, Inc.	26,585	2,469,215
Public Storage	6,321	1,414,387
Realty Income Corp.	13,715	1,075,393
Regency Centers Corp.	6,969	432,357
SBA Communications Corp.	4,751	1,185,660
Simon Property Group, Inc.	12,911	1,719,100
SL Green Realty Corp.	3,447	317,262
UDR, Inc.	12,332	590,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	15,508	$897,293
Vornado Realty Trust	6,697	440,462
Welltower, Inc.	17,055	1,448,140
Weyerhaeuser Co.	31,312	906,482

		32,481,802

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	18,591	5,679,922
Kroger Co. (The)	33,483	899,353
Sysco Corp.	21,511	1,766,914
Walgreens Boots Alliance, Inc.	31,550	1,604,318
Walmart, Inc.	59,611	6,824,863

		16,775,370

Food Products 1.1%
Archer-Daniels-Midland Co.	23,313	1,043,490
Campbell Soup Co.	7,132	345,118
Conagra Brands, Inc.	20,510	675,189
General Mills, Inc.	25,434	1,328,164
Hershey Co. (The)	6,225	965,933
Hormel Foods Corp.	11,525	544,672
JM Smucker Co. (The)	4,804	497,742
Kellogg Co.	10,468	714,022
Kraft Heinz Co. (The)	26,037	760,280
Lamb Weston Holdings, Inc.	6,139	560,552
McCormick & Co., Inc. (Non-Voting)	5,154	842,009
Mondelez International, Inc., Class A	60,450	3,468,621
Tyson Foods, Inc., Class A	12,416	1,025,934

		12,771,726

Gas Utilities 0.0%†
Atmos Energy Corp.	5,022	587,725

Health Care Equipment & Supplies 3.6%
Abbott Laboratories	74,375	6,481,038
ABIOMED, Inc. *	1,877	349,666
Align Technology, Inc. *	3,040	781,584
Baxter International, Inc.	21,401	1,909,397
Becton Dickinson and Co.	11,381	3,131,824
Boston Scientific Corp. *	58,655	2,455,885
Cooper Cos., Inc. (The)	2,088	724,306
Danaher Corp.	26,762	4,305,203
Dentsply Sirona, Inc.	9,397	526,232
Edwards Lifesciences Corp. *	8,777	1,929,711
Hologic, Inc. *	11,136	595,999
IDEXX Laboratories, Inc. *	3,597	974,823
Intuitive Surgical, Inc. *	4,864	2,722,770
Medtronic plc	56,406	6,511,509
ResMed, Inc.	6,052	962,086
STERIS plc	3,568	537,662
Stryker Corp.	13,550	2,854,985
Teleflex, Inc.	1,955	726,302
Varian Medical Systems, Inc. *	3,834	538,945
Zimmer Biomet Holdings, Inc.	8,610	1,273,419

		40,293,346

Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	6,375	545,445
Anthem, Inc.	10,670	2,830,538
Cardinal Health, Inc.	12,514	640,842
Centene Corp. *	24,483	1,537,777
Cigna Corp.	15,714	3,023,059
CVS Health Corp.	54,747	3,712,942
DaVita, Inc. *	3,774	301,429

Common Stocks (continued)
	Shares	Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	11,148	$1,547,342
Henry Schein, Inc. *	6,281	433,012
Humana, Inc.	5,573	1,873,865
Laboratory Corp. of America Holdings *	4,084	716,334
McKesson Corp.	7,583	1,081,412
Quest Diagnostics, Inc.	5,647	624,953
UnitedHealth Group, Inc.	39,869	10,862,309
Universal Health Services, Inc., Class B	3,405	466,860

		30,198,119

Health Care Technology 0.1%
Cerner Corp.	13,346	958,643

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	16,759	729,519
Chipotle Mexican Grill, Inc. *	1,065	923,099
Darden Restaurants, Inc.	5,128	597,053
Hilton Worldwide Holdings, Inc.	11,874	1,280,017
Las Vegas Sands Corp.	14,302	934,064
Marriott International, Inc., Class A	11,459	1,604,948
McDonald’s Corp.	31,692	6,781,137
MGM Resorts International	21,599	670,865
Norwegian Cruise Line Holdings Ltd. *	9,010	485,188
Royal Caribbean Cruises Ltd.	7,182	840,869
Starbucks Corp.	49,699	4,215,966
Wynn Resorts Ltd.	4,042	509,939
Yum! Brands, Inc.	12,755	1,349,096

		20,921,760

Household Durables 0.4%
DR Horton, Inc.	14,211	841,291
Garmin Ltd.	6,110	592,365
Leggett & Platt, Inc.	5,460	259,841
Lennar Corp., Class A	11,968	794,196
Mohawk Industries, Inc. *	2,510	330,517
Newell Brands, Inc.	16,195	316,288
NVR, Inc. *	145	553,461
PulteGroup, Inc.	10,667	476,282
Whirlpool Corp.	2,635	385,158

		4,549,399

Household Products 1.7%
Church & Dwight Co., Inc.	10,392	771,294
Clorox Co. (The)	5,271	829,181
Colgate-Palmolive Co.	35,965	2,653,498
Kimberly-Clark Corp.	14,400	2,062,656
Procter & Gamble Co. (The)	104,901	13,072,763

		19,389,392

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	28,000	556,080
NRG Energy, Inc.	10,655	393,063

		949,143

Industrial Conglomerates 1.3%
3M Co.	24,199	3,839,413
General Electric Co.	367,523	4,575,662
Honeywell International, Inc.	30,069	5,208,552
Roper Technologies, Inc.	4,373	1,668,999

		15,292,626

Insurance 2.3%
Aflac, Inc.	31,034	1,600,423
Allstate Corp. (The)	13,633	1,616,056
American International Group, Inc.	36,431	1,831,022

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Insurance (continued)
Aon plc	9,886	$2,177,391
Arthur J Gallagher & Co.	7,832	803,328
Assurant, Inc.	2,571	335,670
Chubb Ltd.	19,103	2,903,465
Cincinnati Financial Corp.	6,377	669,266
Everest Re Group Ltd.	1,724	476,807
Globe Life, Inc.	4,249	443,001
Hartford Financial Services Group, Inc. (The)	15,167	899,100
Lincoln National Corp.	8,391	457,142
Loews Corp.	10,900	560,805
Marsh & McLennan Cos., Inc.	21,223	2,374,005
MetLife, Inc.	32,895	1,635,210
Principal Financial Group, Inc.	10,888	576,520
Progressive Corp. (The)	24,595	1,984,571
Prudential Financial, Inc.	16,850	1,534,361
Travelers Cos., Inc. (The)	10,914	1,436,501
Unum Group	8,963	239,222
Willis Towers Watson plc	5,422	1,145,614
WR Berkley Corp.	6,063	445,812

		26,145,292

Interactive Media & Services 5.1%
Alphabet, Inc., Class A *	12,609	18,065,923
Alphabet, Inc., Class C *	12,578	18,039,745
Facebook, Inc., Class A *	101,269	20,447,224
Twitter, Inc. *	32,341	1,050,435

		57,603,327

Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc. *	17,526	35,204,827
Booking Holdings, Inc. *	1,761	3,223,599
eBay, Inc.	32,181	1,079,994
Expedia Group, Inc.	5,840	633,348

		40,141,768

IT Services 5.6%
Accenture plc, Class A	26,707	5,480,543
Akamai Technologies, Inc. *	6,800	634,780
Alliance Data Systems Corp.	1,667	171,351
Automatic Data Processing, Inc.	18,189	3,117,413
Broadridge Financial Solutions, Inc.	4,790	570,728
Cognizant Technology Solutions Corp., Class A	23,150	1,420,947
DXC Technology Co.	10,980	350,042
Fidelity National Information Services, Inc.	25,863	3,715,479
Fiserv, Inc. *	24,033	2,850,554
FleetCor Technologies, Inc. *	3,648	1,149,959
Gartner, Inc. *	3,785	608,552
Global Payments, Inc.	12,648	2,472,052
International Business Machines Corp.	37,269	5,356,673
Jack Henry & Associates, Inc.	3,271	489,145
Leidos Holdings, Inc.	5,716	574,287
Mastercard, Inc., Class A	37,357	11,802,571
Paychex, Inc.	13,450	1,153,607
PayPal Holdings, Inc. *	49,322	5,617,283
VeriSign, Inc. *	4,366	908,739
Visa, Inc., Class A	72,037	14,333,202
Western Union Co. (The)	17,959	483,097

		63,261,004

Leisure Products 0.0%†
Hasbro, Inc.	5,355	545,514

Common Stocks (continued)
	Shares	Value
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	12,972	$1,070,968
Illumina, Inc. *	6,154	1,785,091
IQVIA Holdings, Inc. *	7,632	1,184,868
Mettler-Toledo International, Inc. *	1,039	786,710
PerkinElmer, Inc.	4,656	430,587
Thermo Fisher Scientific, Inc.	16,874	5,284,768
Waters Corp. *	2,711	606,695

		11,149,687

Machinery 1.5%
Caterpillar, Inc.	23,257	3,054,807
Cummins, Inc.	6,447	1,031,327
Deere & Co.	13,198	2,092,939
Dover Corp.	6,080	692,208
Flowserve Corp.	5,435	253,706
Fortive Corp.	12,472	934,527
IDEX Corp.	3,211	526,122
Illinois Tool Works, Inc.	12,339	2,159,078
Ingersoll-Rand plc	10,144	1,351,485
PACCAR, Inc.	14,519	1,077,455
Parker-Hannifin Corp.	5,396	1,055,943
Pentair plc	7,074	303,687
Snap-on, Inc.	2,317	369,863
Stanley Black & Decker, Inc.	6,338	1,009,833
Westinghouse Air Brake Technologies Corp.	7,701	568,796
Xylem, Inc.	7,536	615,390

		17,097,166

Media 1.4%
Charter Communications, Inc., Class A *	6,598	3,414,201
Comcast Corp., Class A	191,043	8,251,147
Discovery, Inc., Class A *	6,660	194,872
Discovery, Inc., Class C *	14,115	391,973
DISH Network Corp., Class A *	10,730	394,435
Fox Corp., Class A	14,870	551,380
Fox Corp., Class B	6,988	253,874
Interpublic Group of Cos., Inc. (The)	16,523	375,072
News Corp., Class A	15,976	217,593
News Corp., Class B	5,527	77,212
Omnicom Group, Inc.	9,118	686,677
ViacomCBS, Inc.	22,632	772,430

		15,580,866

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	60,639	673,093
Newmont Corp.	34,520	1,555,471
Nucor Corp.	12,761	606,020

		2,834,584

Multiline Retail 0.5%
Dollar General Corp.	10,775	1,652,993
Dollar Tree, Inc. *	9,918	863,560
Kohl’s Corp.	6,670	285,142
Macy’s, Inc.	13,177	210,173
Nordstrom, Inc. (a)	4,542	167,418
Target Corp.	21,324	2,361,420

		5,540,706

Multi-Utilities 1.1%
Ameren Corp.	10,291	844,376
CenterPoint Energy, Inc.	20,956	554,915
CMS Energy Corp.	11,966	819,791
Consolidated Edison, Inc.	13,989	1,314,966

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Multi-Utilities (continued)
Dominion Energy, Inc.	34,637	$2,970,123
DTE Energy Co.	8,084	1,072,019
NiSource, Inc.	15,688	459,815
Public Service Enterprise Group, Inc.	21,194	1,254,685
Sempra Energy	11,863	1,905,672
WEC Energy Group, Inc.	13,285	1,327,039

		12,523,401

Oil, Gas & Consumable Fuels 3.5%
Apache Corp.	15,793	433,360
Cabot Oil & Gas Corp.	17,628	248,379
Chevron Corp.	79,575	8,525,665
Cimarex Energy Co.	4,368	191,712
Concho Resources, Inc.	8,460	641,099
ConocoPhillips	46,175	2,744,180
Devon Energy Corp.	16,286	353,732
Diamondback Energy, Inc.	6,895	512,988
EOG Resources, Inc.	24,482	1,784,983
Exxon Mobil Corp.	178,053	11,060,652
Hess Corp.	10,791	610,447
HollyFrontier Corp.	6,347	285,107
Kinder Morgan, Inc.	81,476	1,700,404
Marathon Oil Corp.	34,065	387,319
Marathon Petroleum Corp.	27,325	1,489,212
Noble Energy, Inc.	20,011	395,617
Occidental Petroleum Corp.	37,460	1,487,911
ONEOK, Inc.	17,363	1,299,968
Phillips 66	18,699	1,708,528
Pioneer Natural Resources Co.	7,006	945,810
Valero Energy Corp.	17,370	1,464,465
Williams Cos., Inc. (The)	50,982	1,054,818

		39,326,356

Personal Products 0.2%
Coty, Inc., Class A	12,087	124,013
Estee Lauder Cos., Inc. (The), Class A	9,365	1,827,673

		1,951,686

Pharmaceuticals 4.5%
Allergan plc	13,814	2,578,245
Bristol-Myers Squibb Co.	98,648	6,209,891
Eli Lilly & Co.	35,611	4,972,720
Johnson & Johnson	110,754	16,487,948
Merck & Co., Inc.	107,140	9,154,042
Mylan NV *	21,775	466,420
Perrigo Co. plc	5,728	326,725
Pfizer, Inc.	232,886	8,672,675
Zoetis, Inc.	20,018	2,686,616

		51,555,282

Professional Services 0.3%
Equifax, Inc.	5,087	762,541
IHS Markit Ltd. *	16,810	1,325,637
Nielsen Holdings plc	15,195	309,978
Robert Half International, Inc.	5,005	291,141
Verisk Analytics, Inc.	6,851	1,113,082

		3,802,379

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	14,223	868,314

Road & Rail 1.0%
CSX Corp.	32,724	2,498,150
JB Hunt Transport Services, Inc.	3,557	383,907
Kansas City Southern	4,203	709,004

Common Stocks (continued)
	Shares	Value
Road & Rail (continued)
Norfolk Southern Corp.	10,973	$2,284,688
Old Dominion Freight Line, Inc.	2,682	526,289
Union Pacific Corp.	29,213	5,241,397

		11,643,435

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	46,863	2,202,561
Analog Devices, Inc.	15,474	1,698,271
Applied Materials, Inc.	38,720	2,245,373
Broadcom, Inc.	16,686	5,091,900
Intel Corp.	183,056	11,702,770
KLA Corp.	6,675	1,106,314
Lam Research Corp.	6,105	1,820,572
Maxim Integrated Products, Inc.	11,408	685,849
Microchip Technology, Inc. (a)	10,057	980,356
Micron Technology, Inc. *	46,587	2,473,304
NVIDIA Corp.	25,754	6,089,018
Qorvo, Inc. *	4,889	517,550
QUALCOMM, Inc.	48,051	4,099,231
Skyworks Solutions, Inc.	7,250	820,338
Texas Instruments, Inc.	39,337	4,746,009
Xilinx, Inc.	10,556	891,771

		47,171,187

Software 7.6%
Adobe, Inc. *	20,348	7,144,997
ANSYS, Inc. *	3,601	987,862
Autodesk, Inc. *	9,250	1,820,862
Cadence Design Systems, Inc. *	11,778	849,312
Citrix Systems, Inc.	5,158	625,253
Fortinet, Inc. *	5,949	686,277
Intuit, Inc.	10,918	3,061,189
Microsoft Corp.	321,034	54,649,618
NortonLifeLock, Inc.	24,044	683,330
Oracle Corp.	91,169	4,781,814
Paycom Software, Inc. *	2,063	656,364
salesforce.com, Inc. *	37,327	6,805,085
ServiceNow, Inc. *	7,937	2,684,531
Synopsys, Inc. *	6,313	931,231

		86,367,725

Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,915	384,051
AutoZone, Inc. *	1,003	1,061,134
Best Buy Co., Inc.	9,583	811,584
CarMax, Inc. *	6,939	673,361
Gap, Inc. (The)	9,174	159,719
Home Depot, Inc. (The)	45,905	10,470,930
L Brands, Inc.	9,730	225,347
Lowe’s Cos., Inc.	32,255	3,749,321
O’Reilly Automotive, Inc. *	3,207	1,302,363
Ross Stores, Inc.	15,287	1,715,049
Tiffany & Co.	4,536	607,915
TJX Cos., Inc. (The)	51,031	3,012,870
Tractor Supply Co.	5,058	470,141
Ulta Beauty, Inc. *	2,405	644,324

		25,288,109

Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	175,762	54,400,097
Hewlett Packard Enterprise Co.	54,726	762,333
HP, Inc.	62,116	1,324,313
NetApp, Inc.	9,604	512,854
Seagate Technology plc	9,729	554,456
Western Digital Corp.	12,334	807,877

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.	8,087	$287,654

		58,649,584

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd. *	6,538	195,879
Hanesbrands, Inc.	15,022	206,703
NIKE, Inc., Class B	52,474	5,053,246
PVH Corp.	3,105	270,663
Ralph Lauren Corp.	2,166	245,841
Tapestry, Inc.	12,024	309,858
Under Armour, Inc., Class A *(a)	7,994	161,319
Under Armour, Inc., Class C *	8,313	149,301
VF Corp.	13,697	1,136,440

		7,729,250

Tobacco 0.8%
Altria Group, Inc.	78,614	3,736,523
Philip Morris International, Inc.	65,474	5,414,700

		9,151,223

Trading Companies & Distributors 0.2%
Fastenal Co.	24,198	844,026
United Rentals, Inc. *	3,229	438,143
WW Grainger, Inc.	1,853	560,848

		1,843,017

Water Utilities 0.1%
American Water Works Co., Inc.	7,545	1,027,629

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	13,254	1,049,584

Total Common Stocks (cost $860,842,416)		1,124,603,229

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	74,207	74,207

Total Short-Term Investment (cost $74,207)		74,207

Repurchase Agreements 0.1%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $25,201, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $25,729. (c)	$25,198	25,198

Repurchase Agreements (continued)
	Principal Amount	Value
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $841,897, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $859,542. (c)	$841,790	$841,790

Total Repurchase Agreements (cost $866,988)		866,988

Total Investments (cost $861,783,611) — 99.3%		1,125,544,424

Other assets in excess of liabilities — 0.7%		7,778,706

NET ASSETS — 100.0%		$1,133,323,130

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,074,092, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $74,207 and $866,988, respectively, and by $1,407,572 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $2,348,767.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $941,195.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	61	3/2020	USD	9,833,200	(149,969)

					(149,969)

At January 31, 2020, the Fund had $394,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,124,603,229	$–	$–	$1,124,603,229
Repurchase Agreements	–	866,988	–	866,988
Short-Term Investment	74,207	–	–	74,207
Total Assets	$1,124,677,436	$866,988	$–	$1,125,544,424
Liabilities:
Futures Contracts	$(149,969)	$–	$–	$(149,969)
Total Liabilities	$(149,969)	$–	$–	$(149,969)
Total	$1,124,527,467	$866,988	$–	$1,125,394,455

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(149,969)
Total		$(149,969)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.2%
	Shares	Value
Aerospace & Defense 1.3%
AAR Corp.	4,047	$172,321
Aerojet Rocketdyne Holdings, Inc. *	8,755	455,873
AeroVironment, Inc. *	2,567	170,988
Astronics Corp. *	2,726	68,695
Axon Enterprise, Inc. *	6,998	537,516
Cubic Corp.	3,720	242,879
Ducommun, Inc. *	1,304	53,373
Kratos Defense & Security Solutions, Inc. *	10,993	201,612
Maxar Technologies, Inc.	7,221	115,247
Mercury Systems, Inc. *	6,485	497,724
Moog, Inc., Class A	3,834	343,565
National Presto Industries, Inc.	608	52,404
Park Aerospace Corp.	2,366	36,602
Parsons Corp. *	2,340	95,706
Triumph Group, Inc.	5,987	122,314
Vectrus, Inc. *	1,374	76,600

		3,243,419

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *	7,082	148,510
Atlas Air Worldwide Holdings, Inc. *	2,890	64,591
Echo Global Logistics, Inc. *	3,387	65,640
Forward Air Corp.	3,282	214,807
Hub Group, Inc., Class A *	3,927	207,620
Radiant Logistics, Inc. *	4,820	23,281

		724,449

Airlines 0.4%
Allegiant Travel Co.	1,564	262,814
Hawaiian Holdings, Inc.	5,509	153,591
Mesa Air Group, Inc. *	2,588	22,101
SkyWest, Inc.	5,874	324,069
Spirit Airlines, Inc. *	8,126	333,735

		1,096,310

Auto Components 1.0%
Adient plc *	10,417	267,821
American Axle & Manufacturing Holdings, Inc. *	13,480	124,555
Cooper Tire & Rubber Co.	6,122	162,172
Cooper-Standard Holdings, Inc. *	2,091	55,453
Dana, Inc.	17,210	265,206
Dorman Products, Inc. *	3,198	223,220
Fox Factory Holding Corp. *	4,492	295,664
Gentherm, Inc. *	3,975	183,287
LCI Industries	2,906	313,761
Modine Manufacturing Co. *	6,058	42,588
Motorcar Parts of America, Inc. *	2,277	45,221
Standard Motor Products, Inc.	2,426	117,855
Stoneridge, Inc. *	3,077	85,725
Tenneco, Inc., Class A	6,246	59,150
Visteon Corp. *	3,329	265,688

		2,507,366

Automobiles 0.1%
Winnebago Industries, Inc.	3,671	201,024

Banks 9.3%
1st Constitution Bancorp	999	20,130
1st Source Corp.	1,643	77,533
ACNB Corp.	837	26,826
Allegiance Bancshares, Inc. *	2,263	84,184
Amalgamated Bank, Class A	1,683	29,015

Common Stocks (continued)
	Shares	Value
Banks (continued)
Amerant Bancorp, Inc. *(a)	2,422	$45,122
American National Bankshares, Inc.	1,351	46,069
Ameris Bancorp	7,265	291,980
Ames National Corp.	1,079	28,788
Arrow Financial Corp.	1,534	53,782
Atlantic Capital Bancshares, Inc. *	2,553	48,175
Atlantic Union Bankshares Corp.	9,646	324,974
Banc of California, Inc.	5,275	84,189
BancFirst Corp.	2,225	128,605
Bancorp, Inc. (The) *	6,189	73,216
BancorpSouth Bank	11,580	330,841
Bank First Corp. (a)	703	44,106
Bank of Commerce Holdings	2,281	24,407
Bank of Marin Bancorp	1,676	73,845
Bank of NT Butterfield & Son Ltd. (The)	6,710	222,906
Bank of Princeton (The)	675	20,587
Bank7 Corp.	499	9,077
BankFinancial Corp.	1,732	21,598
Bankwell Financial Group, Inc.	876	23,678
Banner Corp.	3,987	205,530
Bar Harbor Bankshares	1,861	40,942
Baycom Corp. *	1,466	32,926
BCB Bancorp, Inc.	1,663	21,819
Berkshire Hills Bancorp, Inc.	5,374	151,278
Boston Private Financial Holdings, Inc.	10,099	115,129
Bridge Bancorp, Inc.	1,995	60,548
Brookline Bancorp, Inc.	9,630	146,376
Bryn Mawr Bank Corp.	2,190	82,169
Business First Bancshares, Inc.	1,612	39,945
Byline Bancorp, Inc.	2,862	55,237
C&F Financial Corp.	362	18,118
Cadence Bancorp	15,240	238,201
Cambridge Bancorp	532	38,400
Camden National Corp.	1,874	88,565
Capital Bancorp, Inc. *	850	11,577
Capital City Bank Group, Inc.	1,648	47,001
Capstar Financial Holdings, Inc.	1,777	26,602
Carolina Financial Corp.	2,460	94,341
Carter Bank & Trust *	2,792	55,254
Cathay General Bancorp	9,119	328,831
CBTX, Inc.	2,089	61,730
CenterState Bank Corp.	14,376	324,323
Central Pacific Financial Corp.	3,456	95,835
Central Valley Community Bancorp	1,479	27,790
Century Bancorp, Inc., Class A	377	32,422
Chemung Financial Corp.	476	18,883
Citizens & Northern Corp.	1,579	40,375
City Holding Co.	1,927	145,835
Civista Bancshares, Inc.	1,956	43,052
CNB Financial Corp.	1,764	52,144
Coastal Financial Corp. *	1,176	20,933
Codorus Valley Bancorp, Inc.	1,055	22,999
Colony Bankcorp, Inc.	833	12,787
Columbia Banking System, Inc.	8,679	335,877
Community Bank System, Inc.	6,127	406,036
Community Bankers Trust Corp.	2,576	22,746
Community Financial Corp. (The)	537	18,258
Community Trust Bancorp, Inc.	1,748	76,475
ConnectOne Bancorp, Inc.	3,682	86,932
CrossFirst Bankshares, Inc. *	832	11,357

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Banks (continued)
Customers Bancorp, Inc. *	3,522	$75,300
CVB Financial Corp.	15,922	330,700
Dime Community Bancshares, Inc.	3,847	74,670
Eagle Bancorp, Inc.	3,997	174,669
Enterprise Bancorp, Inc.	1,212	37,596
Enterprise Financial Services Corp.	2,791	121,436
Equity Bancshares, Inc., Class A *	1,896	50,927
Esquire Financial Holdings, Inc. *	786	17,882
Evans Bancorp, Inc.	674	26,313
Farmers & Merchants Bancorp, Inc.	1,277	37,544
Farmers National Banc Corp.	2,985	47,223
FB Financial Corp. (a)	1,896	67,592
Fidelity D&D Bancorp, Inc.	363	20,637
Financial Institutions, Inc.	1,845	56,844
First Bancorp, Inc.	1,080	30,542
First Bancorp/NC	3,398	120,561
First Bancorp/PR	25,596	237,275
First Bancshares, Inc. (The)	2,029	69,838
First Bank	2,037	21,796
First Busey Corp.	6,036	153,918
First Business Financial Services, Inc.	898	22,612
First Capital, Inc.	393	25,981
First Choice Bancorp	1,096	26,677
First Commonwealth Financial Corp.	11,993	162,145
First Community Bankshares, Inc.	1,678	49,182
First Financial Bancorp	11,671	280,571
First Financial Bankshares, Inc.	15,646	524,454
First Financial Corp.	1,555	64,890
First Financial Northwest, Inc.	1,086	15,888
First Foundation, Inc.	4,440	73,260
First Guaranty Bancshares, Inc.	499	8,982
First Internet Bancorp	1,240	32,872
First Interstate BancSystem, Inc., Class A	4,493	172,981
First Merchants Corp.	6,430	255,593
First Mid Bancshares, Inc.	1,804	59,081
First Midwest Bancorp, Inc.	12,563	250,506
First Northwest Bancorp	1,130	17,843
First of Long Island Corp. (The)	2,775	61,217
Flushing Financial Corp.	3,298	65,531
FNCB Bancorp, Inc.	2,079	16,320
Franklin Financial Network, Inc.	1,559	57,480
Franklin Financial Services Corp.	489	17,858
Fulton Financial Corp.	19,132	315,104
FVCBankcorp, Inc. *	1,453	23,175
German American Bancorp, Inc.	2,946	100,724
Glacier Bancorp, Inc.	10,358	438,868
Great Southern Bancorp, Inc.	1,191	67,780
Great Western Bancorp, Inc.	6,671	197,128
Guaranty Bancshares, Inc.	1,011	30,937
Hancock Whitney Corp.	10,348	411,230
Hanmi Financial Corp.	3,697	62,184
HarborOne Bancorp, Inc. *	3,093	33,745
Hawthorn Bancshares, Inc.	666	15,152
HBT Financial, Inc. *	1,085	20,973
Heartland Financial USA, Inc.	4,142	202,585
Heritage Commerce Corp.	6,529	75,736
Heritage Financial Corp.	3,987	102,785
Hilltop Holdings, Inc.	8,337	188,750
Home BancShares, Inc.	18,481	353,357
HomeTrust Bancshares, Inc.	2,029	53,809
Hope Bancorp, Inc.	13,860	192,723
Horizon Bancorp, Inc.	4,216	71,335
Howard Bancorp, Inc. *	1,385	23,393

Common Stocks (continued)
	Shares	Value
Banks (continued)
IBERIABANK Corp.	6,220	$452,256
Independent Bank Corp.	6,685	344,477
Independent Bank Group, Inc.	4,246	227,246
International Bancshares Corp.	6,594	259,804
Investar Holding Corp.	1,235	27,306
Investors Bancorp, Inc.	27,104	327,552
Lakeland Bancorp, Inc.	6,071	98,593
Lakeland Financial Corp.	2,940	139,474
LCNB Corp.	1,586	26,280
Level One Bancorp, Inc.	716	17,800
Live Oak Bancshares, Inc. (a)	3,112	54,398
Macatawa Bank Corp.	2,917	30,774
Mackinac Financial Corp.	1,033	15,619
MainStreet Bancshares, Inc. *	848	18,656
Malvern Bancorp, Inc. *	969	19,380
Mercantile Bank Corp.	1,990	65,212
Metrocity Bankshares, Inc.	1,885	30,292
Metropolitan Bank Holding Corp. *	875	43,006
Mid Penn Bancorp, Inc.	950	22,800
Midland States Bancorp, Inc.	2,754	72,761
MidWestOne Financial Group, Inc.	1,524	49,286
MutualFirst Financial, Inc.	774	28,816
MVB Financial Corp.	1,134	22,657
National Bank Holdings Corp., Class A	3,369	109,829
National Bankshares, Inc.	725	29,609
NBT Bancorp, Inc.	4,979	188,156
Nicolet Bankshares, Inc. *	1,116	78,845
Northeast Bank	1,065	21,375
Northrim Bancorp, Inc.	822	30,932
Norwood Financial Corp.	698	23,732
Oak Valley Bancorp	856	15,836
OFG Bancorp	5,998	118,221
Ohio Valley Banc Corp.	601	19,863
Old National Bancorp	20,307	363,698
Old Second Bancorp, Inc.	3,478	42,727
Opus Bank	2,771	73,806
Origin Bancorp, Inc.	2,150	75,766
Orrstown Financial Services, Inc.	1,271	26,195
Pacific Mercantile Bancorp *	2,330	16,147
Pacific Premier Bancorp, Inc.	6,933	206,603
Park National Corp.	1,602	152,142
Parke Bancorp, Inc.	1,114	23,973
PCB Bancorp	1,516	23,058
Peapack Gladstone Financial Corp.	2,027	59,249
Penns Woods Bancorp, Inc.	752	23,726
Peoples Bancorp of North Carolina, Inc.	660	18,051
Peoples Bancorp, Inc.	2,284	74,321
Peoples Financial Services Corp.	902	41,808
People’s Utah Bancorp	1,955	50,986
Preferred Bank	1,668	100,263
Premier Financial Bancorp, Inc.	1,744	29,648
QCR Holdings, Inc.	1,833	75,336
RBB Bancorp	2,022	39,793
Red River Bancshares, Inc. *	586	31,029
Reliant Bancorp, Inc.	1,428	30,359
Renasant Corp.	6,763	215,943
Republic Bancorp, Inc., Class A	1,189	49,819
Republic First Bancorp, Inc. *	5,020	16,014
Richmond Mutual Bancorporation, Inc. *	1,645	25,020
S&T Bancorp, Inc.	4,379	164,607
Sandy Spring Bancorp, Inc.	4,148	144,350
SB One Bancorp	1,005	24,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Banks (continued)
Seacoast Banking Corp. of Florida *	5,864	$159,208
Select Bancorp, Inc. *	2,077	24,093
ServisFirst Bancshares, Inc.	5,644	207,417
Shore Bancshares, Inc.	1,507	24,489
Sierra Bancorp	1,721	46,088
Simmons First National Corp., Class A	11,026	264,403
SmartFinancial, Inc.	1,611	34,830
South Plains Financial, Inc.	1,207	26,252
South State Corp.	3,990	301,684
Southern First Bancshares, Inc. *	792	30,928
Southern National Bancorp of Virginia, Inc.	2,292	35,595
Southside Bancshares, Inc.	3,942	138,285
Spirit of Texas Bancshares, Inc. *	1,456	30,212
Stock Yards Bancorp, Inc.	2,465	95,494
Summit Financial Group, Inc.	1,474	36,187
Tompkins Financial Corp.	1,698	146,181
Towne Bank	8,012	212,719
TriCo Bancshares	3,068	111,675
TriState Capital Holdings, Inc. *	2,989	68,717
Triumph Bancorp, Inc. *	2,740	106,805
Trustmark Corp.	7,630	244,007
UMB Financial Corp.	5,316	353,301
Union Bankshares, Inc.	575	19,332
United Bankshares, Inc.	11,627	398,806
United Community Banks, Inc.	9,304	259,768
United Security Bancshares	1,817	17,698
Unity Bancorp, Inc.	1,135	24,879
Univest Financial Corp.	3,254	80,829
Valley National Bancorp	46,226	486,760
Veritex Holdings, Inc.	5,998	169,863
Washington Trust Bancorp, Inc.	1,810	85,667
WesBanco, Inc.	7,854	260,124
West Bancorporation, Inc.	2,042	46,741
Westamerica Bancorp	3,170	200,851

		22,905,059

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A *	1,003	357,449
Celsius Holdings, Inc. *(a)	3,263	17,620
Coca-Cola Consolidated, Inc.	567	153,549
Craft Brew Alliance, Inc. *	1,485	24,354
MGP Ingredients, Inc.	1,619	55,143
National Beverage Corp. *(a)	1,380	59,216
New Age Beverages Corp. *	9,083	15,805
Primo Water Corp. *	4,482	67,544

		750,680

Biotechnology 7.3%
Abeona Therapeutics, Inc. *	4,156	9,019
ACADIA Pharmaceuticals, Inc. *	13,360	533,598
Acceleron Pharma, Inc. *	5,360	486,581
Acorda Therapeutics, Inc. *	5,346	10,852
Adamas Pharmaceuticals, Inc. *	2,647	13,606
ADMA Biologics, Inc. *	6,948	27,514
Aduro Biotech, Inc. *	9,225	15,498
Adverum Biotechnologies, Inc. *	6,663	65,764
Aeglea BioTherapeutics, Inc. *	3,248	23,580
Affimed NV *	7,535	19,742
Agenus, Inc. *	13,157	49,207
AgeX Therapeutics, Inc. *	3,023	4,142
Aimmune Therapeutics, Inc. *(a)	5,254	163,137
Akcea Therapeutics, Inc. *	1,608	27,770
Akebia Therapeutics, Inc. *	13,722	99,073
Akero Therapeutics, Inc. *	598	14,765
Albireo Pharma, Inc. *	1,292	29,328

Common Stocks (continued)
	Shares	Value
Biotechnology (continued)
Aldeyra Therapeutics, Inc. *	2,521	$13,462
Alector, Inc. *(a)	3,799	106,144
Allakos, Inc. *(a)	2,350	169,670
Allogene Therapeutics, Inc. *(a)	4,551	98,848
AMAG Pharmaceuticals, Inc. *(a)	4,145	36,725
Amicus Therapeutics, Inc. *	30,651	270,955
AnaptysBio, Inc. *	3,095	44,939
Anavex Life Sciences Corp. *	5,332	15,250
Anika Therapeutics, Inc. *	1,645	67,626
Apellis Pharmaceuticals, Inc. *	6,701	275,478
Applied Therapeutics, Inc. *	764	40,087
Aprea Therapeutics, Inc. *	770	29,522
Arcus Biosciences, Inc. *	4,156	36,490
Ardelyx, Inc. *	5,860	41,489
Arena Pharmaceuticals, Inc. *	6,037	275,831
Arrowhead Pharmaceuticals, Inc. *	11,132	466,542
Assembly Biosciences, Inc. *	2,874	50,467
Atara Biotherapeutics, Inc. *	5,983	79,155
Athenex, Inc. *	8,047	107,749
Athersys, Inc. *(a)	16,904	22,989
Atreca, Inc., Class A *	815	14,980
Avid Bioservices, Inc. *	6,428	42,489
Avrobio, Inc. *	2,589	56,259
Baudax Bio, Inc. *	970	8,119
Beyondspring, Inc. *(a)	1,328	20,106
BioCryst Pharmaceuticals, Inc. *	17,668	50,354
Biohaven Pharmaceutical Holding Co. Ltd. *	4,663	226,109
BioSpecifics Technologies Corp. *	765	45,196
Bioxcel Therapeutics, Inc. *(a)	734	12,162
Blueprint Medicines Corp. *	6,351	402,971
Bridgebio Pharma, Inc. *	2,617	90,260
Cabaletta Bio, Inc. *	778	12,783
Calithera Biosciences, Inc. *	5,339	32,034
Calyxt, Inc. *	1,119	6,233
CareDx, Inc. *	4,849	117,152
CASI Pharmaceuticals, Inc. *	7,158	20,400
Castle Biosciences, Inc. *	463	14,279
Catalyst Pharmaceuticals, Inc. *	10,934	44,939
Celcuity, Inc. *	842	9,296
Cellular Biomedicine Group, Inc. *	1,523	25,967
CEL-SCI Corp. *(a)	3,294	42,954
Checkpoint Therapeutics, Inc. *	2,798	5,064
ChemoCentryx, Inc. *	4,844	205,482
Chimerix, Inc. *	6,687	11,034
Clovis Oncology, Inc. *(a)	6,191	51,323
Coherus Biosciences, Inc. *	7,325	132,143
Concert Pharmaceuticals, Inc. *	2,551	27,245
Constellation Pharmaceuticals, Inc. *	1,801	59,505
Corbus Pharmaceuticals Holdings, Inc. *(a)	7,472	48,344
Cortexyme, Inc. *	1,351	63,484
Crinetics Pharmaceuticals, Inc. *	1,386	29,771
Cue Biopharma, Inc. *	2,546	38,623
Cyclerion Therapeutics, Inc. *	2,958	9,702
Cytokinetics, Inc. *	6,889	84,735
CytomX Therapeutics, Inc. *	5,894	43,733
Deciphera Pharmaceuticals, Inc. *	2,258	141,419
Denali Therapeutics, Inc. *(a)	5,541	128,330
Dicerna Pharmaceuticals, Inc. *	6,141	121,254
Dynavax Technologies Corp. *(a)	9,665	48,808
Eagle Pharmaceuticals, Inc. *	1,028	55,327
Editas Medicine, Inc. *	5,847	154,536
Eidos Therapeutics, Inc. *	1,291	68,784
Eiger BioPharmaceuticals, Inc. *	2,934	36,264
Emergent BioSolutions, Inc. *	5,430	299,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Biotechnology (continued)
Enanta Pharmaceuticals, Inc. *	1,970	$101,534
Epizyme, Inc. *	9,248	193,561
Esperion Therapeutics, Inc. *(a)	2,929	158,400
Evelo Biosciences, Inc. *	1,529	8,975
Fate Therapeutics, Inc. *	7,232	183,404
FibroGen, Inc. *	9,257	387,405
Five Prime Therapeutics, Inc. *	3,985	18,809
Flexion Therapeutics, Inc. *	4,059	71,114
Forty Seven, Inc. *	2,650	97,706
G1 Therapeutics, Inc. *	3,972	76,898
Galectin Therapeutics, Inc. *	4,008	10,541
Geron Corp. *(a)	21,758	28,503
Global Blood Therapeutics, Inc. *	6,942	453,035
GlycoMimetics, Inc. *	4,082	17,471
Gossamer Bio, Inc. *	5,382	71,473
Gritstone Oncology, Inc. *	3,112	27,572
Halozyme Therapeutics, Inc. *	17,017	322,983
Harpoon Therapeutics, Inc. *	680	9,037
Heron Therapeutics, Inc. *(a)	9,976	208,099
Homology Medicines, Inc. *	3,054	47,795
IGM Biosciences, Inc. *(a)	591	20,088
ImmunoGen, Inc. *	17,308	81,780
Immunomedics, Inc. *	20,909	388,280
Inovio Pharmaceuticals, Inc. *(a)	11,534	52,249
Insmed, Inc. *	10,804	221,914
Intellia Therapeutics, Inc. *(a)	4,588	54,643
Intercept Pharmaceuticals, Inc. *	3,001	277,322
Intrexon Corp. *(a)	8,918	41,469
Invitae Corp. *(a)	10,267	191,480
Iovance Biotherapeutics, Inc. *	13,731	298,512
Ironwood Pharmaceuticals, Inc. *	18,547	224,048
Jounce Therapeutics, Inc. *	2,080	13,083
Kadmon Holdings, Inc. *	18,669	85,691
KalVista Pharmaceuticals, Inc. *	1,462	22,369
Karuna Therapeutics, Inc. *	573	54,383
Karyopharm Therapeutics, Inc. *	7,269	117,394
Kezar Life Sciences, Inc. *	1,962	6,023
Kindred Biosciences, Inc. *	4,813	42,017
Kiniksa Pharmaceuticals Ltd., Class A *	1,748	25,713
Kodiak Sciences, Inc. *(a)	2,819	172,156
Krystal Biotech, Inc. *	1,317	68,826
Kura Oncology, Inc. *	4,355	51,128
La Jolla Pharmaceutical Co. *	2,654	18,180
Lexicon Pharmaceuticals, Inc. *	4,969	15,354
Ligand Pharmaceuticals, Inc. *	2,041	179,220
Lineage Cell Therapeutics, Inc. *	14,473	14,907
LogicBio Therapeutics, Inc. *	1,264	12,476
MacroGenics, Inc. *	6,006	55,556
Madrigal Pharmaceuticals, Inc. *	891	73,971
Magenta Therapeutics, Inc. *	2,446	29,058
MannKind Corp. *(a)	23,522	34,577
Marker Therapeutics, Inc. *(a)	3,396	8,796
MediciNova, Inc. *(a)	5,388	31,197
MEI Pharma, Inc. *	8,443	19,334
MeiraGTx Holdings plc *	1,963	35,550
Mersana Therapeutics, Inc. *	4,489	30,301
Millendo Therapeutics, Inc. *	1,156	9,179
Minerva Neurosciences, Inc. *	3,672	29,853
Mirati Therapeutics, Inc. *	3,260	283,066
Molecular Templates, Inc. *	2,118	31,643
Momenta Pharmaceuticals, Inc. *	11,965	347,224
Morphic Holding, Inc. *(a)	619	12,442
Mustang Bio, Inc. *	3,607	13,238
Myriad Genetics, Inc. *	8,531	235,882
Natera, Inc. *	7,398	259,004

Common Stocks (continued)
	Shares	Value
Biotechnology (continued)
Neon Therapeutics, Inc. *	1,615	$2,180
NextCure, Inc. *	1,671	71,435
Novavax, Inc. *(a)	2,999	22,852
Oncocyte Corp. *	2,642	6,896
OPKO Health, Inc. *(a)	42,866	62,156
Organogenesis Holdings, Inc. *	1,269	5,672
Oyster Point Pharma, Inc. *	672	21,168
Palatin Technologies, Inc. *	24,674	16,090
PDL BioPharma, Inc. *	12,622	41,526
Pfenex, Inc. *	3,462	37,113
PhaseBio Pharmaceuticals, Inc. *	1,706	8,496
Pieris Pharmaceuticals, Inc. *	5,940	21,978
PolarityTE, Inc. *(a)	1,405	4,356
Portola Pharmaceuticals, Inc. *(a)	9,042	115,647
Precision BioSciences, Inc. *	4,264	34,496
Prevail Therapeutics, Inc. *	929	17,558
Principia Biopharma, Inc. *	2,184	114,988
Progenics Pharmaceuticals, Inc. *	10,953	48,850
Protagonist Therapeutics, Inc. *	1,888	14,254
Prothena Corp. plc *	4,498	54,741
PTC Therapeutics, Inc. *	7,206	371,109
Puma Biotechnology, Inc. *	3,929	30,882
Ra Pharmaceuticals, Inc. *	4,221	197,838
Radius Health, Inc. *	5,242	92,050
REGENXBIO, Inc. *	3,946	171,769
Replimune Group, Inc. *	1,448	23,023
Retrophin, Inc. *	5,218	80,670
Rhythm Pharmaceuticals, Inc. *	3,496	61,320
Rigel Pharmaceuticals, Inc. *	20,117	45,464
Rocket Pharmaceuticals, Inc. *	3,735	76,493
Rubius Therapeutics, Inc. *(a)	3,960	30,888
Sangamo Therapeutics, Inc. *	13,441	98,523
Savara, Inc. *	3,481	9,120
Scholar Rock Holding Corp. *	2,052	25,219
Seres Therapeutics, Inc. *	4,820	15,713
Solid Biosciences, Inc. *	1,819	6,094
Sorrento Therapeutics, Inc. *	14,728	56,408
Spectrum Pharmaceuticals, Inc. *	12,861	32,538
Spero Therapeutics, Inc. *	1,196	11,015
SpringWorks Therapeutics, Inc. *	1,239	39,004
Stemline Therapeutics, Inc. *	5,638	37,380
Stoke Therapeutics, Inc. *	1,146	32,042
Sutro Biopharma, Inc. *	1,391	14,244
Syndax Pharmaceuticals, Inc. *	2,516	23,600
Synlogic, Inc. *	2,218	5,944
Syros Pharmaceuticals, Inc. *	4,342	30,655
TCR2 Therapeutics, Inc. *	1,581	23,209
TG Therapeutics, Inc. *	9,899	140,665
Tocagen, Inc. *	2,540	1,269
Translate Bio, Inc. *	3,605	25,848
Turning Point Therapeutics, Inc. *	3,287	192,290
Twist Bioscience Corp. *	2,674	66,422
Tyme Technologies, Inc. *(a)	8,042	11,259
Ultragenyx Pharmaceutical, Inc. *	6,595	346,567
UNITY Biotechnology, Inc. *	3,349	19,759
UroGen Pharma Ltd. *(a)	2,352	69,172
Vanda Pharmaceuticals, Inc. *	6,140	78,285
VBI Vaccines, Inc. *	10,485	14,364
Veracyte, Inc. *	5,600	147,000
Vericel Corp. *	5,100	83,640
Viela Bio, Inc. *	652	25,656
Viking Therapeutics, Inc. *	8,177	51,352
Voyager Therapeutics, Inc. *	3,041	33,542
X4 Pharmaceuticals, Inc. *	1,470	12,201
XBiotech, Inc. *	2,064	46,254
Xencor, Inc. *	5,715	193,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Biotechnology (continued)
Y-mAbs Therapeutics, Inc. *	2,554	$84,256
ZIOPHARM Oncology, Inc. *(a)	18,717	73,745

		17,868,755

Building Products 1.7%
AAON, Inc.	4,897	256,799
Advanced Drainage Systems, Inc.	5,150	214,085
American Woodmark Corp. *	2,048	224,563
Apogee Enterprises, Inc.	3,029	96,383
Armstrong Flooring, Inc. *	2,219	7,855
Builders FirstSource, Inc. *	13,687	339,369
Caesarstone Ltd.	2,797	36,585
Continental Building Products, Inc. *	4,157	153,767
Cornerstone Building Brands, Inc. *	5,786	49,644
CSW Industrials, Inc.	1,835	139,240
Gibraltar Industries, Inc. *	3,923	213,882
Griffon Corp.	4,294	89,272
Insteel Industries, Inc.	2,238	50,064
JELD-WEN Holding, Inc. *	8,228	196,485
Masonite International Corp. *	2,937	220,598
Patrick Industries, Inc.	2,669	138,468
PGT Innovations, Inc. *	6,797	105,353
Quanex Building Products Corp.	4,091	72,493
Simpson Manufacturing Co., Inc.	5,396	446,087
Trex Co., Inc. *	7,007	688,368
Universal Forest Products, Inc.	7,160	342,964

		4,082,324

Capital Markets 1.5%
Ares Management Corp.	8,530	307,592
Artisan Partners Asset Management, Inc., Class A	6,092	203,473
Assetmark Financial Holdings, Inc. *	1,725	50,594
Associated Capital Group, Inc., Class A	274	11,445
B. Riley Financial, Inc.	2,563	68,740
Blucora, Inc. *	5,674	127,949
Brightsphere Investment Group, Inc.	8,107	74,665
Cohen & Steers, Inc.	2,767	204,703
Cowen, Inc., Class A *	3,365	54,076
Diamond Hill Investment Group, Inc.	396	55,745
Donnelley Financial Solutions, Inc. *	3,308	29,970
Federated Investors, Inc., Class B	11,497	416,536
Focus Financial Partners, Inc., Class A *	3,545	100,146
GAIN Capital Holdings, Inc.	2,761	10,796
GAMCO Investors, Inc., Class A	668	11,055
Greenhill & Co., Inc.	2,012	31,508
Hamilton Lane, Inc., Class A	2,591	168,285
Houlihan Lokey, Inc.	4,930	255,620
INTL. FCStone, Inc. *	1,855	88,409
Ladenburg Thalmann Financial Services, Inc.	14,900	52,001
Moelis & Co., Class A	5,798	208,728
Oppenheimer Holdings, Inc., Class A	1,187	32,702
Piper Sandler Cos.	1,589	130,981
PJT Partners, Inc., Class A	2,627	120,895
Pzena Investment Management, Inc., Class A	2,448	20,049
Safeguard Scientifics, Inc.	2,079	22,121
Sculptor Capital Management, Inc.	2,125	48,748
Siebert Financial Corp. *(a)	976	6,705
Silvercrest Asset Management Group, Inc., Class A	1,063	12,628

Common Stocks (continued)
	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	7,987	$516,679
Value Line, Inc.	100	3,295
Virtus Investment Partners, Inc.	781	96,086
Waddell & Reed Financial, Inc., Class A (a)	8,231	131,531
Westwood Holdings Group, Inc.	984	27,631
WisdomTree Investments, Inc.	16,817	70,800

		3,772,887

Chemicals 1.7%
Advanced Emissions Solutions, Inc.	2,069	23,566
AdvanSix, Inc. *	3,153	59,024
American Vanguard Corp.	3,482	65,044
Amyris, Inc. *	4,876	12,483
Balchem Corp.	3,867	417,713
Chase Corp.	862	79,278
Ferro Corp. *	9,632	131,766
Flotek Industries, Inc. *	6,373	10,834
FutureFuel Corp.	3,158	34,612
GCP Applied Technologies, Inc. *	6,536	145,230
Hawkins, Inc.	1,189	49,676
HB Fuller Co.	6,122	282,898
Ingevity Corp. *	5,031	328,122
Innophos Holdings, Inc.	2,321	74,179
Innospec, Inc.	2,902	292,318
Intrepid Potash, Inc. *	11,576	27,551
Koppers Holdings, Inc. *	2,269	71,201
Kraton Corp. *	3,662	60,240
Kronos Worldwide, Inc.	2,751	29,821
Livent Corp. *	17,320	162,981
LSB Industries, Inc. *	3,124	9,434
Marrone Bio Innovations, Inc. *	7,658	8,807
Minerals Technologies, Inc.	4,225	228,699
OMNOVA Solutions, Inc. *	5,269	53,270
Orion Engineered Carbons SA	7,136	112,035
PolyOne Corp.	9,083	301,374
PQ Group Holdings, Inc. *	4,790	73,335
Quaker Chemical Corp.	1,564	259,655
Rayonier Advanced Materials, Inc.	6,217	19,148
Sensient Technologies Corp.	5,089	304,068
Stepan Co.	2,427	239,423
Trecora Resources *	2,828	19,146
Tredegar Corp.	3,130	63,695
Trinseo SA	4,683	134,496
Tronox Holdings plc, Class A	10,826	91,588
Valhi, Inc.	3,274	5,435

		4,282,145

Commercial Services & Supplies 2.8%
ABM Industries, Inc.	7,957	303,480
ACCO Brands Corp.	11,944	103,196
Advanced Disposal Services, Inc. *	8,686	286,204
Brady Corp., Class A	5,739	317,768
BrightView Holdings, Inc. *	3,944	62,315
Brink’s Co. (The)	5,985	503,877
Casella Waste Systems, Inc., Class A *	5,427	277,808
CECO Environmental Corp. *	3,740	28,424
Charah Solutions, Inc. *	1,687	3,374
Cimpress plc *(a)	2,381	284,839
Covanta Holding Corp.	14,334	214,723
Deluxe Corp.	5,093	245,483
Ennis, Inc.	3,139	65,480
Harsco Corp. *	9,417	140,313
Healthcare Services Group, Inc.	9,065	232,064
Heritage-Crystal Clean, Inc. *	1,824	51,710
Herman Miller, Inc.	7,030	271,710
HNI Corp.	5,226	187,979
Interface, Inc.	6,698	107,704

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Commercial Services & Supplies (continued)
Kimball International, Inc., Class B	4,398	$82,595
Knoll, Inc.	5,940	147,074
Matthews International Corp., Class A	3,688	137,636
McGrath RentCorp	2,860	221,135
Mobile Mini, Inc.	5,232	218,384
MSA Safety, Inc.	4,235	574,266
NL Industries, Inc. *	865	2,906
PICO Holdings, Inc. *	2,236	22,248
Pitney Bowes, Inc.	20,899	78,162
Quad/Graphics, Inc.	3,834	16,295
RR Donnelley & Sons Co.	9,263	22,231
SP Plus Corp. *	2,744	114,727
Steelcase, Inc., Class A	10,550	196,336
Team, Inc. *	3,600	48,960
Tetra Tech, Inc.	6,559	561,450
UniFirst Corp.	1,805	368,094
US Ecology, Inc.	2,791	150,742
Viad Corp.	2,386	155,090
VSE Corp.	1,035	32,199

		6,838,981

Communications Equipment 1.1%
Acacia Communications, Inc. *	4,538	311,080
ADTRAN, Inc.	5,376	48,653
Applied Optoelectronics, Inc. *	2,334	26,374
CalAmp Corp. *	4,037	38,836
Calix, Inc. *	5,388	49,354
Cambium Networks Corp. *	543	3,752
Casa Systems, Inc. *	3,876	15,543
Clearfield, Inc. *	1,159	14,742
Comtech Telecommunications Corp.	2,742	79,271
DASAN Zhone Solutions, Inc. *	823	7,292
Digi International, Inc. *	3,174	50,133
Extreme Networks, Inc. *	13,724	80,972
Harmonic, Inc. *	10,100	71,053
Infinera Corp. *	20,954	154,431
Inseego Corp. *(a)	5,526	37,079
InterDigital, Inc.	3,723	205,696
KVH Industries, Inc. *	2,262	23,276
Lumentum Holdings, Inc. *	9,176	695,266
NETGEAR, Inc. *	3,693	94,984
NetScout Systems, Inc. *	8,732	224,500
Plantronics, Inc.	3,926	112,755
Ribbon Communications, Inc. *	7,439	20,978
TESSCO Technologies, Inc.	752	4,662
Viavi Solutions, Inc. *	27,471	387,341

		2,758,023

Construction & Engineering 1.0%
Aegion Corp. *	3,531	73,798
Ameresco, Inc., Class A *	2,756	52,888
Arcosa, Inc.	5,765	252,219
Argan, Inc.	1,809	76,177
Comfort Systems USA, Inc.	4,326	200,726
Concrete Pumping Holdings, Inc. *	1,345	6,859
Construction Partners, Inc., Class A *	1,464	24,566
Dycom Industries, Inc. *	3,687	149,029
EMCOR Group, Inc.	6,656	546,924
Granite Construction, Inc.	5,648	153,230
Great Lakes Dredge & Dock Corp. *	7,633	79,917
IES Holdings, Inc. *	1,106	27,661
MasTec, Inc. *	7,196	415,569
MYR Group, Inc. *	1,979	56,837
Northwest Pipe Co. *	1,193	39,047

Common Stocks (continued)
	Shares	Value
Construction & Engineering (continued)
NV5 Global, Inc. *	1,281	$79,563
Primoris Services Corp.	5,147	109,785
Sterling Construction Co., Inc. *	3,270	43,082
Tutor Perini Corp. *	5,021	56,536
WillScot Corp. *	6,056	114,156

		2,558,569

Construction Materials 0.2%
Forterra, Inc. *	2,016	26,107
Summit Materials, Inc., Class A *	13,419	294,816
United States Lime & Minerals, Inc.	239	21,450
US Concrete, Inc. *	1,971	70,148

		412,521

Consumer Finance 0.6%
Curo Group Holdings Corp. *	2,194	22,839
Elevate Credit, Inc. *	2,984	17,337
Encore Capital Group, Inc. *(a)	3,675	124,766
Enova International, Inc. *	4,068	101,944
EZCORP, Inc., Class A *	6,242	38,825
FirstCash, Inc.	4,999	434,763
Green Dot Corp., Class A *	5,858	176,209
LendingClub Corp. *	7,462	87,455
Medallion Financial Corp. *	2,551	17,576
Nelnet, Inc., Class A	2,163	123,853
Oportun Financial Corp. *	865	18,200
PRA Group, Inc. *	5,458	192,995
Regional Management Corp. *	1,003	27,633
World Acceptance Corp. *	653	56,465

		1,440,860

Containers & Packaging 0.1%
Greif, Inc., Class A	3,024	122,230
Greif, Inc., Class B	776	36,782
Myers Industries, Inc.	4,094	66,241
UFP Technologies, Inc. *	828	38,610

		263,863

Distributors 0.1%
Core-Mark Holding Co., Inc.	5,487	128,615
Funko, Inc., Class A *	2,131	32,029
Greenlane Holdings, Inc., Class A *	717	1,750
Weyco Group, Inc.	717	16,240

		178,634

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc. *	6,425	221,727
American Public Education, Inc. *	1,706	40,654
Carriage Services, Inc.	1,875	44,381
Chegg, Inc. *	13,917	573,798
Collectors Universe, Inc.	989	24,290
Houghton Mifflin Harcourt Co. *	12,709	70,154
K12, Inc. *	4,481	72,323
Laureate Education, Inc., Class A *	14,076	293,344
OneSpaWorld Holdings Ltd.	5,685	85,332
Perdoceo Education Corp. *	8,242	146,543
Regis Corp. *	2,782	43,177
Select Interior Concepts, Inc., Class A *	2,665	22,013
Strategic Education, Inc.	2,553	414,326
WW International, Inc. *	5,670	186,996

		2,239,058

Diversified Financial Services 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,817	76,951
Cannae Holdings, Inc. *	8,111	329,793
FGL Holdings	17,694	170,747
Marlin Business Services Corp.	953	18,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Diversified Financial Services (continued)
On Deck Capital, Inc. *	8,384	$34,207

		630,472

Diversified Telecommunication Services 0.6%
Anterix, Inc. *	1,357	63,046
ATN International, Inc.	1,238	71,643
Bandwidth, Inc., Class A *	1,894	134,398
Cincinnati Bell, Inc. *	5,867	80,437
Cogent Communications Holdings, Inc.	4,982	353,373
Consolidated Communications Holdings, Inc.	9,326	45,045
Frontier Communications Corp. *(a)	12,287	6,779
IDT Corp., Class B *	2,090	15,800
Intelsat SA *(a)	8,149	27,788
Iridium Communications, Inc. *	11,748	300,161
Ooma, Inc. *	2,476	32,510
ORBCOMM, Inc. *	9,628	34,565
Pareteum Corp. *(a)	13,495	8,988
Vonage Holdings Corp. *	27,429	243,295

		1,417,828

Electric Utilities 1.1%
ALLETE, Inc.	6,236	520,581
El Paso Electric Co.	4,824	328,466
Genie Energy Ltd., Class B	1,794	12,971
MGE Energy, Inc.	4,172	333,468
Otter Tail Corp.	4,665	249,857
PNM Resources, Inc.	9,481	514,155
Portland General Electric Co.	10,706	658,419
Spark Energy, Inc., Class A	1,584	15,032

		2,632,949

Electrical Equipment 1.0%
Allied Motion Technologies, Inc.	926	42,448
American Superconductor Corp. *	2,605	16,359
Atkore International Group, Inc. *	5,611	222,757
AZZ, Inc.	3,089	127,452
Bloom Energy Corp., Class A *(a)	6,924	54,561
Encore Wire Corp.	2,390	129,801
Energous Corp. *(a)	3,346	5,253
EnerSys	5,082	365,701
Generac Holdings, Inc. *	7,294	755,585
Plug Power, Inc. *(a)	28,865	111,563
Powell Industries, Inc.	1,089	44,943
Preformed Line Products Co.	334	18,243
Sunrun, Inc. *	13,385	227,947
Thermon Group Holdings, Inc. *	3,683	87,287
TPI Composites, Inc. *	3,626	75,240
Vicor Corp. *	2,124	106,306
Vivint Solar, Inc. *	5,447	44,448

		2,435,894

Electronic Equipment, Instruments & Components 2.6%
Airgain, Inc. *	1,128	10,660
Akoustis Technologies, Inc. *(a)	3,111	22,866
Anixter International, Inc. *	3,663	357,509
Arlo Technologies, Inc. *	9,745	41,611
AVX Corp.	5,600	113,512
Badger Meter, Inc.	3,454	203,993
Bel Fuse, Inc., Class B	1,015	17,580
Belden, Inc.	4,734	233,244
Benchmark Electronics, Inc.	4,518	139,064
Coda Octopus Group, Inc. *(a)	564	3,548
CTS Corp.	4,002	117,299
Daktronics, Inc.	4,279	25,246
ePlus, Inc. *	1,608	128,190
Fabrinet *	4,348	274,098
FARO Technologies, Inc. *	1,967	101,615

Common Stocks (continued)
	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Fitbit, Inc., Class A *	26,787	$174,651
II-VI, Inc. *	10,637	357,935
Insight Enterprises, Inc. *	4,235	278,959
Iteris, Inc. *	4,871	24,647
Itron, Inc. *	4,114	336,319
KEMET Corp.	6,914	180,041
Kimball Electronics, Inc. *	3,051	49,365
Knowles Corp. *	9,829	193,926
Methode Electronics, Inc.	4,418	144,689
MTS Systems Corp.	2,175	110,251
Napco Security Technologies, Inc. *	1,451	42,659
nLight, Inc. *	4,073	71,563
Novanta, Inc. *	4,041	366,640
OSI Systems, Inc. *	2,033	175,936
PAR Technology Corp. *(a)	1,403	47,744
PC Connection, Inc.	1,423	70,922
Plexus Corp. *	3,476	247,213
Rogers Corp. *	2,204	259,521
Sanmina Corp. *	8,067	256,853
ScanSource, Inc. *	3,051	106,449
Tech Data Corp. *	4,234	609,442
TTM Technologies, Inc. *	11,782	169,543
Vishay Intertechnology, Inc.	15,796	320,501
Vishay Precision Group, Inc. *	1,264	43,659
Wrap Technologies, Inc. *(a)	919	6,130

		6,435,593

Energy Equipment & Services 0.8%
Archrock, Inc.	15,062	125,768
Cactus, Inc., Class A	5,561	160,268
Covia Holdings Corp. *(a)	4,554	7,286
Diamond Offshore Drilling, Inc. *(a)	7,920	36,670
DMC Global, Inc. (a)	1,680	70,274
Dril-Quip, Inc. *	4,258	174,152
Era Group, Inc. *	2,120	21,073
Exterran Corp. *	3,967	21,422
Forum Energy Technologies, Inc. *	9,794	10,382
Frank’s International NV *	13,365	46,778
FTS International, Inc. *	4,374	2,677
Geospace Technologies Corp. *	1,619	21,711
Helix Energy Solutions Group, Inc. *	16,764	139,812
Independence Contract Drilling, Inc. *	5,158	3,623
KLX Energy Services Holdings, Inc. *	2,731	11,033
Liberty Oilfield Services, Inc., Class A	6,186	52,457
Mammoth Energy Services, Inc.	1,897	2,694
Matrix Service Co. *	3,273	65,853
Nabors Industries Ltd.	41,667	86,251
National Energy Services Reunited Corp. *	2,927	19,289
Natural Gas Services Group, Inc. *	1,812	19,062
NCS Multistage Holdings, Inc. *	1,536	2,350
Newpark Resources, Inc. *	10,954	54,770
NexTier Oilfield Solutions, Inc. *	18,743	96,526
Nine Energy Service, Inc. *	2,057	9,956
Noble Corp. plc *(a)	29,994	24,229
Oceaneering International, Inc. *	11,649	144,564
Oil States International, Inc. *	7,031	75,794
Pacific Drilling SA *	3,731	6,865
Parker Drilling Co. *	1,153	19,393
ProPetro Holding Corp. *	9,345	91,020
RigNet, Inc. *	1,778	7,396
RPC, Inc. (a)	7,320	33,160
SEACOR Holdings, Inc. *	2,040	76,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Energy Equipment & Services (continued)
SEACOR Marine Holdings, Inc. *	2,411	$25,171
Seadrill Ltd. *(a)	7,359	10,082
Select Energy Services, Inc., Class A *	7,448	51,838
Smart Sand, Inc. *	3,138	6,370
Solaris Oilfield Infrastructure, Inc., Class A	3,843	44,310
TETRA Technologies, Inc. *	14,695	22,483
Tidewater, Inc. *	4,739	71,938
US Silica Holdings, Inc.	9,198	47,278
US Well Services, Inc. *	2,292	3,071

		2,023,783

Entertainment 0.2%
AMC Entertainment Holdings, Inc., Class A (a)	6,385	41,630
Eros International plc *(a)	8,787	21,177
Gaia, Inc. *	1,589	13,443
Glu Mobile, Inc. *	13,399	79,054
IMAX Corp. *	6,056	100,166
Liberty Media Corp.-Liberty Braves, Class C *	4,300	125,345
Liberty Media Corp-Liberty Braves, Class A *	1,211	35,422
LiveXLive Media, Inc. *(a)	3,365	4,711
Marcus Corp. (The)	2,585	75,353
Reading International, Inc., Class A *	1,996	20,359

		516,660

Equity Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	9,766	242,392
Agree Realty Corp.	4,925	373,955
Alexander & Baldwin, Inc.	8,050	175,973
Alexander’s, Inc.	251	80,993
American Assets Trust, Inc.	5,720	260,603
American Finance Trust, Inc.	12,967	168,182
Armada Hoffler Properties, Inc.	6,043	110,829
Ashford Hospitality Trust, Inc.	10,665	26,236
Bluerock Residential Growth REIT, Inc.	2,956	34,112
Braemar Hotels & Resorts, Inc.	3,964	31,633
BRT Apartments Corp.	1,281	22,072
CareTrust REIT, Inc.	11,579	256,822
CatchMark Timber Trust, Inc., Class A	5,338	54,768
CBL & Associates Properties, Inc.	21,094	17,719
Cedar Realty Trust, Inc.	10,509	27,323
Chatham Lodging Trust	5,005	81,832
CIM Commercial Trust Corp.	158	2,458
City Office REIT, Inc.	6,365	86,055
Clipper Realty, Inc.	1,899	20,243
Community Healthcare Trust, Inc.	2,154	101,604
CoreCivic, Inc.	14,485	231,036
CorEnergy Infrastructure Trust, Inc.	1,534	69,950
CorePoint Lodging, Inc.	5,048	46,189
DiamondRock Hospitality Co.	24,250	234,498
Diversified Healthcare Trust	28,850	222,722
Easterly Government Properties, Inc.	8,872	214,791
EastGroup Properties, Inc.	4,527	615,989
Essential Properties Realty Trust, Inc.	9,629	265,857
Farmland Partners, Inc.	3,795	24,592
First Industrial Realty Trust, Inc.	15,038	642,123
Four Corners Property Trust, Inc.	8,048	243,774
Franklin Street Properties Corp.	12,803	97,303
Front Yard Residential Corp.	6,062	65,045

Common Stocks (continued)
	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
GEO Group, Inc. (The)	14,454	$228,373
Getty Realty Corp.	4,033	127,120
Gladstone Commercial Corp.	3,834	81,741
Gladstone Land Corp.	1,866	24,687
Global Medical REIT, Inc.	3,882	56,677
Global Net Lease, Inc.	10,744	222,723
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,551	257,414
Healthcare Realty Trust, Inc.	15,474	557,992
Hersha Hospitality Trust	4,369	56,666
Independence Realty Trust, Inc.	10,786	158,231
Industrial Logistics Properties Trust	7,788	178,267
Innovative Industrial Properties, Inc.	1,261	112,860
Investors Real Estate Trust	1,312	96,694
iStar, Inc.	7,088	103,201
Jernigan Capital, Inc.	2,664	53,253
Kite Realty Group Trust	9,980	171,656
Lexington Realty Trust	28,850	319,369
LTC Properties, Inc.	4,791	221,153
Mack-Cali Realty Corp.	10,565	232,007
Monmouth Real Estate Investment Corp.	10,656	155,897
National Health Investors, Inc.	5,077	428,397
National Storage Affiliates Trust	7,216	246,426
New Senior Investment Group, Inc.	10,491	79,941
NexPoint Residential Trust, Inc.	2,306	112,533
Office Properties Income Trust	5,773	196,455
One Liberty Properties, Inc.	1,879	51,372
Pebblebrook Hotel Trust	15,355	364,221
Pennsylvania REIT	8,409	33,131
Physicians Realty Trust	22,223	430,015
Piedmont Office Realty Trust, Inc., Class A	14,928	346,180
PotlatchDeltic Corp.	7,868	338,324
Preferred Apartment Communities, Inc., Class A	5,502	64,814
PS Business Parks, Inc.	2,387	399,966
QTS Realty Trust, Inc., Class A	6,866	390,538
Retail Opportunity Investments Corp.	13,577	224,971
Retail Value, Inc.	1,699	55,846
Rexford Industrial Realty, Inc.	13,202	636,204
RLJ Lodging Trust	20,161	313,705
RPT Realty	8,926	124,518
Ryman Hospitality Properties, Inc.	5,517	469,111
Sabra Health Care REIT, Inc.	23,043	495,425
Safehold, Inc.	1,371	61,640
Saul Centers, Inc.	1,405	69,379
Seritage Growth Properties, Class A	4,135	151,837
STAG Industrial, Inc.	15,971	514,905
Summit Hotel Properties, Inc.	12,324	136,673
Sunstone Hotel Investors, Inc.	26,562	336,806
Tanger Factory Outlet Centers, Inc.	10,517	153,864
Terreno Realty Corp.	7,742	443,307
UMH Properties, Inc.	4,506	71,195
Uniti Group, Inc.	22,014	139,349
Universal Health Realty Income Trust	1,508	186,012
Urban Edge Properties	13,338	245,286
Urstadt Biddle Properties, Inc., Class A	3,625	82,179
Washington Prime Group, Inc.	22,977	69,161
Washington REIT	9,429	287,019
Whitestone REIT	4,691	61,452
Xenia Hotels & Resorts, Inc.	13,418	250,782

		17,628,593

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	3,654	$82,653
BJ’s Wholesale Club Holdings, Inc. *	13,308	273,080
Chefs’ Warehouse, Inc. (The) *	2,817	102,539
HF Foods Group, Inc. *	934	16,252
Ingles Markets, Inc., Class A	1,726	71,957
Natural Grocers by Vitamin Cottage, Inc.	1,040	9,412
Performance Food Group Co. *	12,273	635,619
PriceSmart, Inc.	2,724	166,872
Rite Aid Corp. *(a)	6,505	77,735
SpartanNash Co.	4,356	53,056
United Natural Foods, Inc. *	6,290	45,288
Village Super Market, Inc., Class A	973	21,659
Weis Markets, Inc.	1,150	42,193

		1,598,315

Food Products 1.2%
Alico, Inc.	427	15,368
B&G Foods, Inc. (a)	7,587	121,847
Bridgford Foods Corp. *	206	3,926
Calavo Growers, Inc.	1,952	149,543
Cal-Maine Foods, Inc.	3,788	135,194
Darling Ingredients, Inc. *	19,693	534,271
Farmer Brothers Co. *	1,467	17,575
Fresh Del Monte Produce, Inc.	3,698	116,043
Freshpet, Inc. *	4,104	258,060
Hostess Brands, Inc. *	14,439	193,771
J&J Snack Foods Corp.	1,819	301,663
John B Sanfilippo & Son, Inc.	1,037	87,419
Lancaster Colony Corp.	2,277	352,138
Landec Corp. *	3,242	36,310
Limoneira Co.	2,021	39,450
Sanderson Farms, Inc.	2,391	329,217
Seneca Foods Corp., Class A *	828	32,747
Simply Good Foods Co. (The) *	9,822	225,611
Tootsie Roll Industries, Inc. (a)	2,013	68,664

		3,018,817

Gas Utilities 1.1%
Chesapeake Utilities Corp.	1,898	182,607
New Jersey Resources Corp.	10,641	439,686
Northwest Natural Holding Co.	3,607	264,682
ONE Gas, Inc.	6,230	588,735
RGC Resources, Inc.	917	23,218
South Jersey Industries, Inc.	11,021	339,447
Southwest Gas Holdings, Inc.	6,506	491,268
Spire, Inc.	5,929	499,933

		2,829,576

Health Care Equipment & Supplies 4.0%
Accuray, Inc. *	10,494	40,822
Alphatec Holdings, Inc. *	3,688	25,668
AngioDynamics, Inc. *	4,148	57,118
Antares Pharma, Inc. *	18,720	68,702
Apyx Medical Corp. *	4,134	31,377
AtriCure, Inc. *	4,322	168,126
Atrion Corp.	172	123,701
Avanos Medical, Inc. *	5,727	157,722
Axogen, Inc. *	4,170	51,541
Axonics Modulation Technologies, Inc. *	1,944	56,434
BioLife Solutions, Inc. *	825	11,377
BioSig Technologies, Inc. *(a)	1,942	9,477
Cardiovascular Systems, Inc. *	4,108	186,462
Cerus Corp. *	17,428	69,886
Conformis, Inc. *	8,007	7,971
CONMED Corp.	3,287	334,222
CryoLife, Inc. *	4,238	126,038
CryoPort, Inc. *(a)	3,927	70,333

Common Stocks (continued)
	Shares	Value
Health Care Equipment & Supplies (continued)
Cutera, Inc. *	1,562	$44,017
CytoSorbents Corp. *(a)	4,022	19,869
ElectroCore, Inc. *	1,872	2,359
GenMark Diagnostics, Inc. *	7,124	38,398
Glaukos Corp. *	4,618	259,763
Globus Medical, Inc., Class A *	9,065	473,918
Haemonetics Corp. *	6,107	655,831
Heska Corp. *	804	80,553
Inogen, Inc. *	2,199	97,350
Integer Holdings Corp. *	3,866	330,156
IntriCon Corp. *	1,035	17,626
Invacare Corp.	4,418	33,974
iRadimed Corp. *	520	13,260
iRhythm Technologies, Inc. *	2,979	255,092
Lantheus Holdings, Inc. *	4,446	77,849
LeMaitre Vascular, Inc.	1,903	68,479
LivaNova plc *	5,812	395,042
Meridian Bioscience, Inc.	5,100	50,184
Merit Medical Systems, Inc. *	6,467	235,528
Mesa Laboratories, Inc.	458	120,198
Misonix, Inc. *	909	15,171
Natus Medical, Inc. *	3,981	124,565
Neogen Corp. *	6,152	413,845
Neuronetics, Inc. *	1,548	5,619
Nevro Corp. *	3,584	476,349
Novocure Ltd. *	10,357	843,681
NuVasive, Inc. *	6,228	480,303
OraSure Technologies, Inc. *	7,793	54,941
Orthofix Medical, Inc. *	2,116	91,538
OrthoPediatrics Corp. *	1,102	50,615
Pulse Biosciences, Inc. *	1,336	18,704
Quidel Corp. *	4,221	324,173
Rockwell Medical, Inc. *	6,875	17,944
RTI Surgical Holdings, Inc. *	6,820	28,371
SeaSpine Holdings Corp. *	1,976	29,166
Senseonics Holdings, Inc. *	12,418	10,157
Shockwave Medical, Inc. *	3,025	131,346
SI-BONE, Inc. *	2,017	42,579
Sientra, Inc. *	4,833	29,288
Silk Road Medical, Inc. *	1,918	89,264
Soliton, Inc. *	333	3,983
STAAR Surgical Co. *	5,401	181,690
Surmodics, Inc. *	1,613	63,536
Tactile Systems Technology, Inc. *	2,160	121,370
Tandem Diabetes Care, Inc. *	6,715	510,609
TransEnterix, Inc. *(a)	1,787	2,430
TransMedics Group, Inc. *	1,699	29,749
Utah Medical Products, Inc.	413	38,025
Vapotherm, Inc. *	1,972	20,607
Varex Imaging Corp. *	4,401	121,688
ViewRay, Inc. *	8,742	27,275
Wright Medical Group NV *	15,129	455,988
Zynex, Inc. *(a)	1,938	18,624

		9,739,616

Health Care Providers & Services 2.3%
Addus HomeCare Corp. *	1,485	140,095
Amedisys, Inc. *	3,740	660,073
American Renal Associates Holdings, Inc. *	2,595	23,562
AMN Healthcare Services, Inc. *	5,518	371,803
Apollo Medical Holdings, Inc. *	795	14,246
Avalon GloboCare Corp. *(a)	2,534	4,485
BioTelemetry, Inc. *	3,944	192,940
Brookdale Senior Living, Inc. *	21,830	143,860
Catasys, Inc. *	884	15,134
Community Health Systems, Inc. *	10,016	42,969
CorVel Corp. *	1,060	97,064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Health Care Providers & Services (continued)
Cross Country Healthcare, Inc. *	4,309	$42,659
Diplomat Pharmacy, Inc. *	6,920	27,542
Ensign Group, Inc. (The)	6,018	272,014
Enzo Biochem, Inc. *	5,766	14,473
Genesis Healthcare, Inc. *	8,296	12,444
Hanger, Inc. *	4,258	104,023
HealthEquity, Inc. *	8,302	548,430
Joint Corp. (The) *	1,635	27,304
LHC Group, Inc. *	3,589	523,097
Magellan Health, Inc. *	2,612	191,224
National HealthCare Corp.	1,471	123,446
National Research Corp.	1,392	94,197
Option Care Health, Inc. *	15,510	64,832
Owens & Minor, Inc.	7,730	48,390
Patterson Cos., Inc.	10,081	221,883
Pennant Group, Inc. (The) *	2,941	77,642
PetIQ, Inc. *(a)	2,368	70,448
Progyny, Inc. *(a)	1,377	38,281
Providence Service Corp. (The) *	1,346	87,288
R1 RCM, Inc. *	12,379	154,737
RadNet, Inc. *	4,918	110,999
Select Medical Holdings Corp. *	13,176	300,940
Surgery Partners, Inc. *	2,705	45,633
Tenet Healthcare Corp. *	12,353	390,849
Tivity Health, Inc. *	5,699	123,355
Triple-S Management Corp., Class B *	2,793	49,213
US Physical Therapy, Inc.	1,528	178,990

		5,650,564

Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc. *	19,292	165,525
Castlight Health, Inc., Class B *	12,662	15,701
Computer Programs & Systems, Inc.	1,605	41,730
Evolent Health, Inc., Class A *	9,145	92,182
Health Catalyst, Inc. *	1,017	33,205
HealthStream, Inc. *	3,189	81,479
HMS Holdings Corp. *	10,337	282,407
Inovalon Holdings, Inc., Class A *(a)	8,439	170,974
Inspire Medical Systems, Inc. *	1,577	117,960
Livongo Health, Inc. *(a)	1,816	43,875
NextGen Healthcare, Inc. *	6,407	88,801
Omnicell, Inc. *	4,973	404,205
OptimizeRx Corp. *	1,486	16,420
Phreesia, Inc. *	1,282	39,742
Simulations Plus, Inc.	1,429	46,557
Tabula Rasa HealthCare, Inc. *(a)	2,269	131,761
Teladoc Health, Inc. *(a)	8,541	868,705
Vocera Communications, Inc. *	3,872	85,300

		2,726,529

Hotels, Restaurants & Leisure 2.8%
BBX Capital Corp.	6,952	26,974
Biglari Holdings, Inc., Class B *	107	11,607
BJ’s Restaurants, Inc.	2,328	92,608
Bloomin’ Brands, Inc.	10,326	214,471
Bluegreen Vacations Corp. (a)	905	8,308
Boyd Gaming Corp.	9,553	285,157
Brinker International, Inc.	4,399	187,793
Carrols Restaurant Group, Inc. *	4,193	19,036
Century Casinos, Inc. *	3,456	28,788
Cheesecake Factory, Inc. (The)	5,075	194,880
Churchill Downs, Inc.	4,191	605,097
Chuy’s Holdings, Inc. *	2,015	49,468

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc. (a)	2,853	$436,309
Dave & Buster’s Entertainment, Inc.	3,679	162,465
Del Taco Restaurants, Inc. *	3,615	27,257
Denny’s Corp. *	6,959	142,451
Dine Brands Global, Inc.	1,905	162,401
Drive Shack, Inc. *	7,788	29,439
El Pollo Loco Holdings, Inc. *	2,509	34,574
Eldorado Resorts, Inc. *(a)	7,887	471,485
Everi Holdings, Inc. *	8,071	100,887
Fiesta Restaurant Group, Inc. *	2,858	28,380
Golden Entertainment, Inc. *	2,163	37,117
Habit Restaurants, Inc. (The), Class A *	2,470	34,358
Inspired Entertainment, Inc. *	1,059	6,206
J Alexander’s Holdings, Inc. *	1,892	18,125
Jack in the Box, Inc.	3,066	250,646
Kura Sushi USA, Inc., Class A *	421	9,481
Lindblad Expeditions Holdings, Inc. *	2,907	47,936
Marriott Vacations Worldwide Corp.	4,938	593,745
Monarch Casino & Resort, Inc. *	1,388	74,508
Nathan’s Famous, Inc.	349	23,034
Noodles & Co. *	3,587	25,611
Papa John’s International, Inc.	2,714	175,813
Penn National Gaming, Inc. *	13,084	390,296
PlayAGS, Inc. *	3,335	34,284
Potbelly Corp. *	2,314	9,973
RCI Hospitality Holdings, Inc.	910	16,134
Red Lion Hotels Corp. *	3,095	8,542
Red Robin Gourmet Burgers, Inc. *	1,455	47,826
Red Rock Resorts, Inc., Class A	8,467	207,526
Ruth’s Hospitality Group, Inc.	3,491	71,566
Scientific Games Corp. *	6,810	169,160
SeaWorld Entertainment, Inc. *	5,697	196,319
Shake Shack, Inc., Class A *	3,539	238,706
Target Hospitality Corp. *	4,070	22,263
Texas Roadhouse, Inc.	7,922	495,125
Twin River Worldwide Holdings, Inc.	2,080	55,432
Wingstop, Inc.	3,491	323,860

		6,903,427

Household Durables 1.9%
Bassett Furniture Industries, Inc.	928	11,349
Beazer Homes USA, Inc. *	3,645	50,119
Cavco Industries, Inc. *	1,047	234,549
Century Communities, Inc. *	3,209	95,211
Ethan Allen Interiors, Inc.	2,918	47,126
Flexsteel Industries, Inc.	1,105	18,122
GoPro, Inc., Class A *(a)	15,413	60,727
Green Brick Partners, Inc. *	2,650	30,714
Hamilton Beach Brands Holding Co., Class A	937	14,805
Helen of Troy Ltd. *	3,019	570,742
Hooker Furniture Corp.	1,389	34,225
Installed Building Products, Inc. *	2,745	203,487
iRobot Corp. *(a)	3,309	155,689
KB Home	10,253	385,000
La-Z-Boy, Inc.	5,263	161,258
Legacy Housing Corp. *	653	9,162
LGI Homes, Inc. *	2,415	192,572
Lifetime Brands, Inc.	1,472	9,965
Lovesac Co. (The) *	1,170	13,280
M/I Homes, Inc. *	3,123	138,630
MDC Holdings, Inc.	6,044	254,694

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Household Durables (continued)
Meritage Homes Corp. *	4,316	$306,263
Purple Innovation, Inc. *	798	10,031
Skyline Champion Corp. *	6,092	175,145
Sonos, Inc. *	8,254	113,245
Taylor Morrison Home Corp. *	12,522	324,069
TopBuild Corp. *	3,990	456,895
TRI Pointe Group, Inc. *	16,736	272,127
Tupperware Brands Corp.	6,263	39,206
Universal Electronics, Inc. *	1,655	81,972
William Lyon Homes, Class A *	3,908	90,627
ZAGG, Inc. *(a)	3,572	27,004

		4,588,010

Household Products 0.2%
Central Garden & Pet Co. *	1,299	41,841
Central Garden & Pet Co., Class A *	5,111	153,126
Oil-Dri Corp. of America	538	19,045
WD-40 Co.	1,649	308,066

		522,078

Independent Power and Renewable Electricity Producers 0.5%
Atlantic Power Corp. *	12,244	29,263
Clearway Energy, Inc., Class A	4,182	86,526
Clearway Energy, Inc., Class C	8,709	184,369
Ormat Technologies, Inc.	4,758	377,119
Pattern Energy Group, Inc., Class A	10,531	283,389
Sunnova Energy International, Inc. *	1,680	22,814
TerraForm Power, Inc., Class A	8,705	157,474

		1,140,954

Industrial Conglomerates 0.1%
Raven Industries, Inc.	4,286	134,409

Insurance 2.3%
Ambac Financial Group, Inc. *	5,393	115,572
American Equity Investment Life Holding Co.	10,903	287,948
AMERISAFE, Inc.	2,242	153,398
Argo Group International Holdings Ltd.	3,893	255,381
BRP Group, Inc., Class A *	1,795	27,069
Citizens, Inc. *(a)	5,986	36,275
CNO Financial Group, Inc.	18,037	317,271
Crawford & Co., Class A	1,976	17,270
Donegal Group, Inc., Class A	1,392	19,418
eHealth, Inc. *	2,720	286,035
Employers Holdings, Inc.	3,800	162,070
Enstar Group Ltd. *	1,388	271,063
FBL Financial Group, Inc., Class A	1,226	65,934
FedNat Holding Co.	1,541	23,932
Genworth Financial, Inc., Class A *	60,297	247,218
Global Indemnity Ltd.	1,050	33,106
Goosehead Insurance, Inc., Class A (a)	1,410	73,574
Greenlight Capital Re Ltd., Class A *	3,197	29,764
Hallmark Financial Services, Inc. *	1,484	25,525
HCI Group, Inc.	715	31,653
Health Insurance Innovations, Inc., Class A *(a)	1,244	28,587
Heritage Insurance Holdings, Inc.	3,369	40,630
Horace Mann Educators Corp.	4,888	210,233
Independence Holding Co.	651	26,359
Investors Title Co.	190	29,982
James River Group Holdings Ltd.	3,555	152,652
Kinsale Capital Group, Inc.	2,436	278,240
MBIA, Inc. *	9,019	81,712
National General Holdings Corp.	8,231	179,189

Common Stocks (continued)
	Shares	Value
Insurance (continued)
National Western Life Group, Inc., Class A	280	$74,480
NI Holdings, Inc. *	1,197	18,374
Palomar Holdings, Inc. *	1,486	79,427
ProAssurance Corp.	6,334	192,364
ProSight Global, Inc. *	1,141	16,510
Protective Insurance Corp., Class B	904	14,093
RLI Corp.	4,763	443,007
Safety Insurance Group, Inc.	1,761	162,153
Selective Insurance Group, Inc.	6,979	462,359
State Auto Financial Corp.	1,968	59,256
Stewart Information Services Corp.	2,764	115,397
Third Point Reinsurance Ltd. *	7,959	86,673
Tiptree, Inc.	2,901	19,872
Trupanion, Inc. *(a)	3,375	107,730
United Fire Group, Inc.	2,474	109,499
United Insurance Holdings Corp.	2,471	25,056
Universal Insurance Holdings, Inc.	3,653	88,914
Watford Holdings Ltd. *	2,279	49,796

		5,632,020

Interactive Media & Services 0.4%
Care.com, Inc. *	2,818	42,186
Cargurus, Inc. *	8,856	315,717
Cars.com, Inc. *	7,906	92,263
DHI Group, Inc. *	6,378	17,858
Eventbrite, Inc., Class A *	4,216	89,168
EverQuote, Inc., Class A *	1,054	38,671
Liberty TripAdvisor Holdings, Inc., Class A *	8,337	49,105
Meet Group, Inc. (The) *	8,628	45,987
QuinStreet, Inc. *	5,310	68,791
Travelzoo *	703	7,136
TrueCar, Inc. *	13,041	48,252
Yelp, Inc. *	8,174	266,472

		1,081,606

Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A *	3,267	49,626
Duluth Holdings, Inc., Class B *(a)	1,323	11,179
Groupon, Inc. *	52,090	150,019
Lands’ End, Inc. *	1,073	12,500
Leaf Group Ltd. *	2,164	7,552
Liquidity Services, Inc. *	3,667	19,508
Overstock.com, Inc. *	3,390	27,527
PetMed Express, Inc. (a)	2,412	60,807
Quotient Technology, Inc. *	9,209	92,735
RealReal, Inc. (The) *(a)	2,188	31,660
Rubicon Project, Inc. (The) *	5,993	56,095
Shutterstock, Inc. *	2,266	98,186
Stamps.com, Inc. *	1,969	146,671
Stitch Fix, Inc., Class A *(a)	4,993	114,340
Waitr Holdings, Inc. *(a)	6,564	2,256

		880,661

IT Services 2.2%
Brightcove, Inc. *	4,720	40,875
Cardtronics plc, Class A *	4,399	197,955
Cass Information Systems, Inc.	1,751	94,589
Conduent, Inc. *	20,184	86,387
CSG Systems International, Inc.	3,878	193,202
Endurance International Group Holdings, Inc. *	8,559	40,398
EVERTEC, Inc.	7,194	241,503
Evo Payments, Inc., Class A *	4,090	113,334
Exela Technologies, Inc. *	6,723	2,525
ExlService Holdings, Inc. *	3,958	289,369
GTT Communications, Inc. *(a)	4,216	49,960
Hackett Group, Inc. (The)	2,949	45,577
I3 Verticals, Inc., Class A *	1,623	52,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
IT Services (continued)
Information Services Group, Inc. *	4,221	$11,397
International Money Express, Inc. *	1,552	16,420
KBR, Inc.	16,963	461,394
Limelight Networks, Inc. *	13,446	67,096
LiveRamp Holdings, Inc. *	8,039	323,489
ManTech International Corp., Class A	3,193	256,334
MAXIMUS, Inc.	7,585	544,224
NIC, Inc.	7,949	156,834
Paysign, Inc. *(a)	3,725	32,556
Perficient, Inc. *	3,843	190,997
Perspecta, Inc.	16,681	468,236
PRGX Global, Inc. *	2,933	11,615
Priority Technology Holdings, Inc. *	732	2,189
Science Applications International Corp.	6,903	605,876
StarTek, Inc. *	1,992	15,199
Sykes Enterprises, Inc. *	4,509	151,457
TTEC Holdings, Inc.	1,695	67,325
Tucows, Inc., Class A *(a)	1,176	70,854
Unisys Corp. *	5,997	58,231
Verra Mobility Corp. *	15,222	242,486
Virtusa Corp. *	3,435	143,033

		5,345,323

Leisure Products 0.4%
Acushnet Holdings Corp.	4,113	127,380
American Outdoor Brands Corp. *	6,587	62,050
Callaway Golf Co.	11,145	238,726
Clarus Corp.	2,978	39,354
Escalade, Inc.	1,486	13,077
Johnson Outdoors, Inc., Class A	599	47,081
Malibu Boats, Inc., Class A *	2,433	106,541
Marine Products Corp.	999	13,986
MasterCraft Boat Holdings, Inc. *	2,261	39,726
Sturm Ruger & Co., Inc.	2,058	101,912
Vista Outdoor, Inc. *	6,590	48,964
YETI Holdings, Inc. *(a)	4,751	172,746

		1,011,543

Life Sciences Tools & Services 0.9%
Accelerate Diagnostics, Inc. *	3,444	57,859
ChromaDex Corp. *(a)	5,510	24,299
Codexis, Inc. *	6,118	95,930
Fluidigm Corp. *	8,697	33,397
Luminex Corp.	4,863	110,317
Medpace Holdings, Inc. *	3,291	281,545
NanoString Technologies, Inc. *	4,162	113,082
NeoGenomics, Inc. *	11,362	366,197
Pacific Biosciences of California, Inc. *	16,605	77,545
Personalis, Inc. *	1,115	12,176
Quanterix Corp. *	1,622	43,973
Repligen Corp. *	6,201	622,518
Syneos Health, Inc. *	7,449	457,071

		2,295,909

Machinery 3.7%
Alamo Group, Inc.	1,167	145,362
Albany International Corp., Class A	3,649	254,591
Altra Industrial Motion Corp.	7,650	254,439
Astec Industries, Inc.	2,767	114,111
Barnes Group, Inc.	5,608	354,257
Blue Bird Corp. *	1,870	36,895
Briggs & Stratton Corp. (a)	4,978	18,269
Chart Industries, Inc. *	4,262	272,683
CIRCOR International, Inc. *	2,294	95,270

Common Stocks (continued)
	Shares	Value
Machinery (continued)
Columbus McKinnon Corp.	2,667	$93,318
Commercial Vehicle Group, Inc. *	3,794	18,932
Douglas Dynamics, Inc.	2,712	142,190
Eastern Co. (The)	572	15,844
Energy Recovery, Inc. *(a)	4,640	47,374
Enerpac Tool Group Corp.	6,705	154,953
EnPro Industries, Inc.	2,483	145,107
ESCO Technologies, Inc.	3,080	295,557
Evoqua Water Technologies Corp. *	8,929	178,312
Federal Signal Corp.	7,061	227,082
Franklin Electric Co., Inc.	5,535	319,314
Gencor Industries, Inc. *	1,200	13,452
Gorman-Rupp Co. (The)	2,178	80,390
Graham Corp.	988	18,061
Greenbrier Cos., Inc. (The)	3,667	88,338
Helios Technologies, Inc.	3,469	147,502
Hillenbrand, Inc.	8,835	256,480
Hurco Cos., Inc.	696	21,785
Hyster-Yale Materials Handling, Inc.	1,274	68,783
John Bean Technologies Corp.	3,733	421,792
Kadant, Inc.	1,326	141,352
Kennametal, Inc.	9,740	304,765
LB Foster Co., Class A *	1,248	21,166
Lindsay Corp.	1,302	130,239
Luxfer Holdings plc	2,999	47,834
Lydall, Inc. *	2,060	42,106
Manitowoc Co., Inc. (The) *	4,005	57,872
Meritor, Inc. *	8,950	196,094
Miller Industries, Inc.	1,356	46,660
Mueller Industries, Inc.	6,759	197,160
Mueller Water Products, Inc., Class A	19,070	222,165
Navistar International Corp. *	6,028	220,745
NN, Inc.	5,093	43,953
Omega Flex, Inc.	377	39,736
Park-Ohio Holdings Corp.	1,094	32,164
Proto Labs, Inc. *	3,175	328,613
RBC Bearings, Inc. *	2,918	453,778
REV Group, Inc.	3,479	34,790
Rexnord Corp. *	12,541	409,464
Spartan Motors, Inc.	4,167	70,839
SPX Corp. *	5,191	254,722
SPX FLOW, Inc. *	4,958	216,863
Standex International Corp.	1,511	110,439
Tennant Co.	2,174	167,876
Terex Corp.	7,652	193,978
Titan International, Inc.	6,733	19,256
TriMas Corp. *	5,345	153,562
Twin Disc, Inc. *	1,298	12,655
Wabash National Corp.	6,378	73,985
Watts Water Technologies, Inc., Class A	3,334	332,433
Welbilt, Inc. *	15,417	232,643

		9,110,350

Marine 0.1%
Costamare, Inc.	6,263	49,666
Eagle Bulk Shipping, Inc. *	5,665	18,411
Genco Shipping & Trading Ltd.	1,943	15,291
Matson, Inc.	5,154	185,596
Safe Bulkers, Inc. *	7,061	9,179
Scorpio Bulkers, Inc.	7,176	26,336

		304,479

Media 0.9%
Boston Omaha Corp., Class A *	1,255	25,326

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Media (continued)
Cardlytics, Inc. *	1,711	$143,587
Central European Media Enterprises Ltd., Class A *	10,621	47,476
Clear Channel Outdoor Holdings, Inc. *	5,329	14,548
comScore, Inc. *	6,151	24,296
Cumulus Media, Inc., Class A *	1,761	24,654
Daily Journal Corp. *(a)	147	40,425
Emerald Expositions Events, Inc.	3,007	31,363
Entercom Communications Corp., Class A	14,197	56,362
Entravision Communications Corp., Class A	7,805	17,327
EW Scripps Co. (The), Class A	6,315	76,664
Fluent, Inc. *	5,334	14,455
Gannett Co., Inc.	13,690	83,646
Gray Television, Inc. *	11,004	223,161
Hemisphere Media Group, Inc. *	1,888	25,375
Lee Enterprises, Inc. *	6,599	13,924
Liberty Latin America Ltd., Class A *	5,514	91,974
Liberty Latin America Ltd., Class C *	13,170	221,914
Loral Space & Communications, Inc. *	1,656	53,273
Marchex, Inc., Class B *	4,217	14,380
MDC Partners, Inc., Class A *	8,152	18,505
Meredith Corp. (a)	4,774	143,459
MSG Networks, Inc., Class A *	5,122	77,906
National CineMedia, Inc.	7,008	51,719
Saga Communications, Inc., Class A	531	16,100
Scholastic Corp.	3,609	118,917
TechTarget, Inc. *	2,853	72,438
TEGNA, Inc.	26,000	439,400
Tribune Publishing Co.	1,940	24,366
WideOpenWest, Inc. *	3,069	20,716

		2,227,656

Metals & Mining 1.2%
AK Steel Holding Corp. *	37,897	104,596
Allegheny Technologies, Inc. *	14,812	255,507
Carpenter Technology Corp.	5,535	219,961
Century Aluminum Co. *	5,968	31,571
Cleveland-Cliffs, Inc. (a)	32,049	224,984
Coeur Mining, Inc. *	28,420	171,372
Commercial Metals Co.	13,936	286,385
Compass Minerals International, Inc.	4,054	234,686
Gold Resource Corp.	7,512	41,316
Haynes International, Inc.	1,490	39,947
Hecla Mining Co.	57,559	174,404
Kaiser Aluminum Corp.	1,878	188,082
Materion Corp.	2,437	132,329
Mayville Engineering Co., Inc. *	801	6,095
Novagold Resources, Inc. *	27,982	255,196
Olympic Steel, Inc.	1,320	19,404
Ramaco Resources, Inc. *	1,165	3,576
Ryerson Holding Corp. *	2,201	22,560
Schnitzer Steel Industries, Inc., Class A	3,203	51,504
SunCoke Energy, Inc.	8,698	51,144
Synalloy Corp. *	1,165	14,947
TimkenSteel Corp. *	4,681	29,865
Warrior Met Coal, Inc.	6,164	116,253
Worthington Industries, Inc.	4,701	172,903

		2,848,587

Common Stocks (continued)
	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) 1.4%
AG Mortgage Investment Trust, Inc.	4,065	$64,430
Anworth Mortgage Asset Corp.	11,625	41,618
Apollo Commercial Real Estate Finance, Inc.	18,354	335,511
Ares Commercial Real Estate Corp.	3,294	53,824
Arlington Asset Investment Corp., Class A	4,670	26,526
ARMOUR Residential REIT, Inc.	6,477	124,747
Blackstone Mortgage Trust, Inc., Class A	15,050	574,910
Capstead Mortgage Corp.	11,460	94,201
Cherry Hill Mortgage Investment Corp.	1,908	29,307
Colony Credit Real Estate, Inc.	9,602	119,545
Dynex Capital, Inc.	2,667	47,526
Ellington Financial, Inc.	3,805	69,517
Exantas Capital Corp.	3,690	44,575
Granite Point Mortgage Trust, Inc.	6,687	122,305
Great Ajax Corp.	1,482	22,363
Invesco Mortgage Capital, Inc.	17,000	297,330
KKR Real Estate Finance Trust, Inc.	3,183	67,002
Ladder Capital Corp.	12,275	225,246
New York Mortgage Trust, Inc.	31,370	199,200
Orchid Island Capital, Inc.	8,005	48,350
PennyMac Mortgage Investment Trust	10,542	245,102
Ready Capital Corp.	3,945	64,383
Redwood Trust, Inc.	13,277	234,074
TPG RE Finance Trust, Inc.	5,677	116,208
Western Asset Mortgage Capital Corp.	6,394	67,840

		3,335,640

Multiline Retail 0.1%
Big Lots, Inc.	4,557	123,313
Dillard’s, Inc., Class A (a)	1,250	75,900
JC Penney Co., Inc. *(a)	35,003	26,077

		225,290

Multi-Utilities 0.6%
Avista Corp.	7,875	400,444
Black Hills Corp.	7,282	604,624
NorthWestern Corp.	6,040	464,899
Unitil Corp.	1,782	109,932

		1,579,899

Oil, Gas & Consumable Fuels 1.7%
Abraxas Petroleum Corp. *	19,968	4,573
Altus Midstream Co. *(a)	6,265	13,031
Amplify Energy Corp.	1,279	6,894
Arch Coal, Inc., Class A	1,798	92,651
Ardmore Shipping Corp. *	4,185	25,738
Berry Petroleum Corp.	7,965	54,560
Bonanza Creek Energy, Inc. *	2,101	38,217
Brigham Minerals, Inc., Class A	2,019	34,343
California Resources Corp. *(a)	6,096	44,745
Callon Petroleum Co. *	44,357	133,071
Chaparral Energy, Inc., Class A *	3,864	3,980
Clean Energy Fuels Corp. *	16,852	38,760
CNX Resources Corp. *	22,313	161,323
Comstock Resources, Inc. *	1,879	10,391
CONSOL Energy, Inc. *	3,017	24,528
Contura Energy, Inc. *	2,387	13,821
CVR Energy, Inc.	3,588	124,181
Delek US Holdings, Inc.	8,908	244,614
Denbury Resources, Inc. *	56,404	55,558
DHT Holdings, Inc.	10,308	58,034
Diamond S Shipping, Inc. *	2,754	30,514

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Dorian LPG Ltd. *	3,494	$45,841
Earthstone Energy, Inc., Class A *	2,298	11,490
Energy Fuels, Inc. *(a)	11,468	16,284
Evolution Petroleum Corp.	3,703	18,663
Extraction Oil & Gas, Inc. *(a)	10,660	15,137
Falcon Minerals Corp. (a)	4,678	25,729
GasLog Ltd.	4,996	32,374
Golar LNG Ltd.	11,224	107,975
Goodrich Petroleum Corp. *	1,170	7,851
Green Plains, Inc.	4,091	51,015
Gulfport Energy Corp. *	20,352	31,546
Hallador Energy Co.	2,665	4,424
HighPoint Resources Corp. *	14,204	16,477
International Seaways, Inc. *	2,902	64,598
Laredo Petroleum, Inc. *	22,738	39,109
Magnolia Oil & Gas Corp., Class A *	12,007	126,314
Matador Resources Co. *	13,020	191,003
Montage Resources Corp. *	2,673	9,756
NACCO Industries, Inc., Class A	495	23,334
NextDecade Corp. *	1,089	5,325
Nordic American Tankers Ltd.	16,359	55,293
Northern Oil and Gas, Inc. *	35,112	58,286
Oasis Petroleum, Inc. *	37,346	84,028
Overseas Shipholding Group, Inc., Class A *	8,148	14,503
Panhandle Oil and Gas, Inc., Class A	1,926	13,925
Par Pacific Holdings, Inc. *	4,313	86,778
PDC Energy, Inc. *	11,944	257,871
Peabody Energy Corp.	7,949	53,735
Penn Virginia Corp. *	1,707	36,479
Petrocorp, Inc. *^¥	1,500	0
PrimeEnergy Resources Corp. *	62	9,030
QEP Resources, Inc.	28,159	89,264
Renewable Energy Group, Inc. *	4,546	119,469
REX American Resources Corp. *	677	51,012
Ring Energy, Inc. *	7,560	16,330
Rosehill Resources, Inc. *	1,364	1,446
SandRidge Energy, Inc. *	3,665	9,346
Scorpio Tankers, Inc.	5,268	122,955
SFL Corp. Ltd.	9,513	125,952
SilverBow Resources, Inc. *	1,026	5,458
SM Energy Co.	13,137	120,598
Southwestern Energy Co. *(a)	63,929	100,368
Talos Energy, Inc. *	2,456	53,885
Teekay Corp. *(a)	7,805	27,786
Teekay Tankers Ltd., Class A *	2,749	44,781
Tellurian, Inc. *(a)	11,888	83,454
Unit Corp. *	6,850	2,739
Uranium Energy Corp. *(a)	20,823	17,281
W&T Offshore, Inc. *	11,415	47,258
Whiting Petroleum Corp. *(a)	11,482	52,128
World Fuel Services Corp.	7,730	302,398

		4,121,608

Paper & Forest Products 0.4%
Boise Cascade Co.	4,631	167,642
Clearwater Paper Corp. *	1,926	54,313
Louisiana-Pacific Corp.	14,088	432,220
Neenah, Inc.	2,014	134,213
PH Glatfelter Co.	5,212	87,040
Schweitzer-Mauduit International, Inc.	3,762	131,783
Verso Corp., Class A *	4,108	69,220

		1,076,431

Common Stocks (continued)
	Shares	Value
Personal Products 0.3%
BellRing Brands, Inc., Class A *	4,721	$102,162
Edgewell Personal Care Co. *	6,545	168,992
elf Beauty, Inc. *	3,292	51,619
Inter Parfums, Inc.	2,096	144,855
Lifevantage Corp. *	1,714	28,075
Medifast, Inc. (a)	1,367	132,093
Nature’s Sunshine Products, Inc. *	1,431	13,680
Revlon, Inc., Class A *(a)	882	18,848
USANA Health Sciences, Inc. *	1,508	93,044
Youngevity International, Inc. *(a)	985	1,537

		754,905

Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc. *(a)	9,771	16,611
Acer Therapeutics, Inc. *	1,188	4,514
Aclaris Therapeutics, Inc. *(a)	4,055	5,028
Aerie Pharmaceuticals, Inc. *(a)	4,927	100,905
Akorn, Inc. *	11,412	17,460
Amneal Pharmaceuticals, Inc. *	14,104	63,327
Amphastar Pharmaceuticals, Inc. *	4,524	85,549
ANI Pharmaceuticals, Inc. *	1,147	71,114
Arvinas, Inc. *	2,531	122,652
Assertio Therapeutics, Inc. *	8,093	8,660
Axsome Therapeutics, Inc. *	3,000	260,460
BioDelivery Sciences International, Inc. *	10,145	53,261
Cara Therapeutics, Inc. *(a)	5,012	80,693
cbdMD, Inc. *(a)	1,153	1,199
Cerecor, Inc. *	2,633	10,400
Chiasma, Inc. *	3,240	15,293
Collegium Pharmaceutical, Inc. *	4,047	81,405
Corcept Therapeutics, Inc. *	11,367	144,020
CorMedix, Inc. *(a)	2,936	18,644
Cymabay Therapeutics, Inc. *	8,670	13,352
Dermira, Inc. *	5,861	111,066
Eloxx Pharmaceuticals, Inc. *	3,052	11,689
Endo International plc *	27,124	153,793
Evofem Biosciences, Inc. *(a)	1,713	8,479
Evolus, Inc. *(a)	1,900	19,437
EyePoint Pharmaceuticals, Inc. *	7,587	14,188
Innoviva, Inc. *	7,389	102,005
Intersect ENT, Inc. *	3,476	89,820
Intra-Cellular Therapies, Inc. *	5,149	116,831
Kala Pharmaceuticals, Inc. *(a)	2,866	17,081
Kaleido Biosciences, Inc. *(a)	614	5,268
Lannett Co., Inc. *	3,697	30,094
Liquidia Technologies, Inc. *	1,673	9,720
Mallinckrodt plc *(a)	10,692	49,076
Marinus Pharmaceuticals, Inc. *	6,396	12,984
Menlo Therapeutics, Inc. *	1,826	8,400
MyoKardia, Inc. *	5,297	360,355
NGM Biopharmaceuticals, Inc. *	2,898	46,861
Ocular Therapeutix, Inc. *(a)	5,012	21,852
Odonate Therapeutics, Inc. *	1,304	38,077
Omeros Corp. *	5,378	68,623
Optinose, Inc. *	3,119	24,422
Osmotica Pharmaceuticals plc *	1,435	9,241
Pacira BioSciences, Inc. *	4,912	212,297
Paratek Pharmaceuticals, Inc. *(a)	4,557	15,312
Phathom Pharmaceuticals, Inc. *	1,277	42,614
Phibro Animal Health Corp., Class A	2,338	55,457
Prestige Consumer Healthcare, Inc. *	6,061	245,834
Reata Pharmaceuticals, Inc., Class A *	2,644	578,481
Recro Pharma, Inc. *	2,427	40,021

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Pharmaceuticals (continued)
resTORbio, Inc. *	1,919	$2,648
Revance Therapeutics, Inc. *	5,539	123,907
Satsuma Pharmaceuticals, Inc. *	528	13,052
SIGA Technologies, Inc. *	7,300	37,595
Strongbridge Biopharma plc *	4,463	13,099
Supernus Pharmaceuticals, Inc. *	5,693	130,199
TherapeuticsMD, Inc. *(a)	24,811	55,825
Theravance Biopharma, Inc. *	5,169	144,112
Tricida, Inc. *	2,563	90,371
Verrica Pharmaceuticals, Inc. *	1,636	23,738
WaVe Life Sciences Ltd. *(a)	2,837	20,143
Xeris Pharmaceuticals, Inc. *	3,348	21,327
Zogenix, Inc. *	5,162	260,010
Zynerba Pharmaceuticals, Inc. *(a)	2,615	13,180

		4,643,131

Professional Services 1.5%
Acacia Research Corp. *	7,127	17,817
ASGN, Inc. *	6,119	414,195
Barrett Business Services, Inc.	855	70,820
BG Staffing, Inc.	1,247	25,090
CBIZ, Inc. *	6,265	169,155
CRA International, Inc.	960	51,149
Exponent, Inc.	6,169	448,918
Forrester Research, Inc. *	1,365	56,470
Franklin Covey Co. *	1,183	37,619
FTI Consulting, Inc. *	4,482	538,109
GP Strategies Corp. *	1,471	19,579
Heidrick & Struggles International, Inc.	2,300	65,366
Huron Consulting Group, Inc. *	2,712	175,765
ICF International, Inc.	2,215	194,012
InnerWorkings, Inc. *	5,336	22,144
Insperity, Inc.	4,480	391,418
Kelly Services, Inc., Class A	3,832	68,056
Kforce, Inc.	2,412	89,365
Korn Ferry	6,690	274,156
Mistras Group, Inc. *	1,957	21,664
Resources Connection, Inc.	3,484	53,044
TriNet Group, Inc. *	5,338	304,586
TrueBlue, Inc. *	4,611	101,027
Upwork, Inc. *	6,903	63,370
Willdan Group, Inc. *	1,187	39,325

		3,712,219

Real Estate Management & Development 0.7%
Altisource Portfolio Solutions SA *	787	14,638
American Realty Investors, Inc. *	418	6,145
Consolidated-Tomoka Land Co.	623	39,536
Cushman & Wakefield plc *	13,443	258,374
eXp World Holdings, Inc. *(a)	2,005	22,135
Forestar Group, Inc. *	1,133	22,966
FRP Holdings, Inc. *	842	39,860
Griffin Industrial Realty, Inc.	160	6,480
Kennedy-Wilson Holdings, Inc.	14,372	309,860
Marcus & Millichap, Inc. *	2,695	95,403
Maui Land & Pineapple Co., Inc. *	1,093	11,422
Newmark Group, Inc., Class A	17,083	201,067
Rafael Holdings, Inc., Class B *	1,312	26,555
RE/MAX Holdings, Inc., Class A	2,144	82,072
Realogy Holdings Corp. (a)	13,581	143,823
Redfin Corp. *	10,722	260,866
RMR Group, Inc. (The), Class A	1,876	86,427
St Joe Co. (The) *	4,168	87,570
Stratus Properties, Inc. *	627	18,653
Tejon Ranch Co. *	2,737	44,066
Transcontinental Realty Investors, Inc. *	88	2,838

		1,780,756

Common Stocks (continued)
	Shares	Value
Road & Rail 0.5%
ArcBest Corp.	3,136	$69,964
Avis Budget Group, Inc. *	6,859	224,975
Covenant Transportation Group, Inc., Class A *	1,654	20,981
Daseke, Inc. *	5,855	17,770
Heartland Express, Inc.	5,092	95,170
Hertz Global Holdings, Inc. *	12,345	194,557
Marten Transport Ltd.	4,814	99,939
PAM Transportation Services, Inc. *	240	12,818
Roadrunner Transportation Systems, Inc. *	546	5,444
Saia, Inc. *	3,081	268,355
Universal Logistics Holdings, Inc.	999	16,883
US Xpress Enterprises, Inc., Class A *	2,536	13,847
Werner Enterprises, Inc.	5,313	195,837
YRC Worldwide, Inc. *(a)	4,647	10,502

		1,247,042

Semiconductors & Semiconductor Equipment 2.8%
Adesto Technologies Corp. *(a)	3,593	25,510
Advanced Energy Industries, Inc. *	4,558	318,787
Alpha & Omega Semiconductor Ltd. *	2,261	27,562
Ambarella, Inc. *	3,840	227,098
Amkor Technology, Inc. *	11,942	134,347
Axcelis Technologies, Inc. *	3,953	95,465
AXT, Inc. *	5,277	20,580
Brooks Automation, Inc.	8,486	323,147
Cabot Microelectronics Corp.	3,470	504,920
CEVA, Inc. *	2,627	71,848
Cirrus Logic, Inc. *	7,002	537,824
Cohu, Inc.	4,793	107,219
Diodes, Inc. *	4,896	252,829
DSP Group, Inc. *	2,566	37,104
Enphase Energy, Inc. *(a)	10,950	345,144
FormFactor, Inc. *	8,804	222,829
GSI Technology, Inc. *	1,836	14,890
Ichor Holdings Ltd. *	2,693	89,919
Impinj, Inc. *	1,796	57,795
Inphi Corp. *	5,384	408,969
Lattice Semiconductor Corp. *	14,944	277,958
MACOM Technology Solutions Holdings, Inc. *	5,616	159,607
MaxLinear, Inc. *	7,637	148,845
NeoPhotonics Corp. *	4,603	35,121
NVE Corp.	581	42,622
Onto Innovation, Inc. *	5,823	220,925
PDF Solutions, Inc. *	3,564	56,169
Photronics, Inc. *	7,954	101,652
Power Integrations, Inc.	3,362	328,367
Rambus, Inc. *	12,691	201,406
Semtech Corp. *	7,832	377,424
Silicon Laboratories, Inc. *	5,157	506,985
SMART Global Holdings, Inc. *	1,484	44,757
SunPower Corp. *(a)	8,024	68,364
Synaptics, Inc. *	4,011	267,494
Ultra Clean Holdings, Inc. *	4,793	110,287
Veeco Instruments, Inc. *	5,761	73,453
Xperi Corp.	5,755	92,598

		6,937,820

Software 4.8%
8x8, Inc. *	11,226	209,028
A10 Networks, Inc. *	5,867	39,954
ACI Worldwide, Inc. *	13,860	477,477
Agilysys, Inc. *	2,589	84,142
Alarm.com Holdings, Inc. *	4,469	196,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Software (continued)
Altair Engineering, Inc., Class A *(a)	4,626	$170,931
American Software, Inc., Class A	3,532	52,733
Appfolio, Inc., Class A *	1,873	246,187
Appian Corp. *(a)	4,063	207,376
Avaya Holdings Corp. *	13,368	170,709
Benefitfocus, Inc. *	3,737	69,135
Blackbaud, Inc.	5,834	456,977
Blackline, Inc. *	5,084	310,988
Bottomline Technologies DE, Inc. *	5,142	275,611
Box, Inc., Class A *	17,001	255,525
ChannelAdvisor Corp. *	3,085	28,876
Cloudera, Inc. *	28,194	290,116
CommVault Systems, Inc. *	4,903	220,733
Cornerstone OnDemand, Inc. *	6,779	398,605
Digimarc Corp. *(a)	1,495	46,808
Digital Turbine, Inc. *	9,676	60,378
Domo, Inc., Class B *	2,237	54,180
Ebix, Inc. (a)	2,782	95,784
eGain Corp. *	2,526	18,187
Envestnet, Inc. *	5,724	451,452
Everbridge, Inc. *	3,965	359,388
Five9, Inc. *	7,181	515,093
ForeScout Technologies, Inc. *	4,902	139,756
GTY Technology Holdings, Inc. *(a)	4,860	30,424
Ideanomics, Inc. *	6,324	3,718
Instructure, Inc. *	4,074	198,974
Intelligent Systems Corp. *	847	35,955
j2 Global, Inc.	5,572	534,132
LivePerson, Inc. *	7,332	300,685
Majesco *	1,277	8,901
MicroStrategy, Inc., Class A *	1,009	153,398
Mitek Systems, Inc. *	4,120	40,211
MobileIron, Inc. *	11,992	57,202
Model N, Inc. *	3,830	119,458
OneSpan, Inc. *	3,777	62,774
Phunware, Inc. *(a)	3,477	3,095
Ping Identity Holding Corp. *(a)	1,635	39,649
Progress Software Corp.	5,267	237,700
PROS Holdings, Inc. *	3,981	238,860
Q2 Holdings, Inc. *	5,161	449,988
QAD, Inc., Class A	1,402	72,133
Qualys, Inc. *	4,058	347,933
Rapid7, Inc. *	5,738	340,722
Rimini Street, Inc. *	2,428	12,140
Rosetta Stone, Inc. *	2,678	45,928
SailPoint Technologies Holding, Inc. *	10,223	256,495
SecureWorks Corp., Class A *	1,143	17,979
SharpSpring, Inc. *	1,058	13,077
ShotSpotter, Inc. *	1,020	27,999
SPS Commerce, Inc. *	4,135	234,992
SVMK, Inc. *	10,143	179,024
Synchronoss Technologies, Inc. *(a)	4,791	26,183
Telaria, Inc. *	5,606	56,901
Telenav, Inc. *	3,855	17,309
Tenable Holdings, Inc. *	4,259	116,058
TiVo Corp.	14,308	104,162
Upland Software, Inc. *	2,823	110,210
Varonis Systems, Inc. *	3,531	295,403
Verint Systems, Inc. *	7,846	455,068
VirnetX Holding Corp. *	7,933	30,145
Workiva, Inc. *	4,434	201,703
Yext, Inc. *(a)	11,213	167,522

Common Stocks (continued)
	Shares	Value
Software (continued)
Zix Corp. *	6,986	$47,156
Zuora, Inc., Class A *	10,187	150,258

		11,744,076

Specialty Retail 2.4%
Aaron’s, Inc.	8,092	480,341
Abercrombie & Fitch Co., Class A	7,485	122,455
American Eagle Outfitters, Inc.	19,057	274,421
America’s Car-Mart, Inc. *	783	85,958
Asbury Automotive Group, Inc. *	2,291	220,967
Ascena Retail Group, Inc. *	855	3,762
At Home Group, Inc. *	6,242	35,330
Barnes & Noble Education, Inc. *	4,950	17,028
Bed Bath & Beyond, Inc. (a)	14,758	210,301
Boot Barn Holdings, Inc. *	3,379	141,817
Buckle, Inc. (The) (a)	3,538	86,363
Caleres, Inc.	4,774	83,784
Camping World Holdings, Inc., Class A	3,985	62,046
Cato Corp. (The), Class A	2,809	45,056
Chico’s FAS, Inc.	13,352	51,939
Children’s Place, Inc. (The) (a)	1,849	110,330
Citi Trends, Inc.	1,522	35,447
Conn’s, Inc. *(a)	2,402	21,042
Container Store Group, Inc. (The) *	1,909	7,712
Designer Brands, Inc., Class A	7,377	105,048
Express, Inc. *	7,889	31,635
GameStop Corp., Class A (a)	9,630	36,979
Genesco, Inc. *	1,727	67,906
GNC Holdings, Inc., Class A *(a)	9,407	20,131
Group 1 Automotive, Inc.	2,138	215,446
Guess?, Inc.	5,484	116,754
Haverty Furniture Cos., Inc.	2,179	43,863
Hibbett Sports, Inc. *	2,239	55,482
Hudson Ltd., Class A *	4,859	53,303
J. Jill, Inc. (a)	2,280	2,713
Lithia Motors, Inc., Class A	2,655	360,124
Lumber Liquidators Holdings, Inc. *	3,384	25,752
MarineMax, Inc. *	2,687	53,552
Michaels Cos., Inc. (The) *	10,673	52,618
Monro, Inc.	3,884	243,527
Murphy USA, Inc. *	3,476	355,143
National Vision Holdings, Inc. *	9,351	319,056
Office Depot, Inc.	66,312	147,213
Party City Holdco, Inc. *	6,960	20,045
Rent-A-Center, Inc.	5,809	169,216
Restoration Hardware Holdings, Inc. *	1,982	413,743
RTW RetailWinds, Inc. *	4,112	1,622
Sally Beauty Holdings, Inc. *	14,340	220,119
Shoe Carnival, Inc. (a)	1,041	37,330
Signet Jewelers Ltd.	6,221	151,233
Sleep Number Corp. *	3,330	171,795
Sonic Automotive, Inc., Class A	2,942	93,055
Sportsman’s Warehouse Holdings, Inc. *	5,196	33,670
Tailored Brands, Inc. (a)	6,505	25,890
Tilly’s, Inc., Class A	2,399	20,392
Winmark Corp.	311	61,880
Zumiez, Inc. *	2,499	77,894

		5,900,228

Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp. *(a)	13,354	145,425
AstroNova, Inc.	827	10,288
Avid Technology, Inc. *	3,378	28,392
Diebold Nixdorf, Inc. *	9,394	108,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Immersion Corp. *	3,895	$28,511
Sonim Technologies, Inc. *	425	1,364
Stratasys Ltd. *	6,006	107,988

		430,093

Textiles, Apparel & Luxury Goods 0.9%
Centric Brands, Inc. *	1,936	3,853
Crocs, Inc. *	8,191	310,521
Culp, Inc.	1,326	16,747
Deckers Outdoor Corp. *	3,350	639,548
Delta Apparel, Inc. *	739	18,534
Fossil Group, Inc. *	6,034	40,609
G-III Apparel Group Ltd. *	5,262	143,179
Kontoor Brands, Inc.	5,368	204,736
Movado Group, Inc.	1,928	33,200
Oxford Industries, Inc.	1,968	136,579
Rocky Brands, Inc.	807	21,902
Steven Madden Ltd.	10,061	387,952
Superior Group of Cos., Inc.	1,226	14,136
Unifi, Inc. *	1,863	40,092
Vera Bradley, Inc. *	2,432	23,299
Vince Holding Corp. *	377	5,568
Wolverine World Wide, Inc.	9,493	299,694

		2,340,149

Thrifts & Mortgage Finance 2.0%
Axos Financial, Inc. *	6,991	196,936
Bridgewater Bancshares, Inc. *	2,562	33,818
Capitol Federal Financial, Inc.	15,747	207,545
Columbia Financial, Inc. *	6,185	103,722
ESSA Bancorp, Inc.	1,299	22,018
Essent Group Ltd.	11,486	569,820
Federal Agricultural Mortgage Corp., Class C	1,109	84,617
First Defiance Financial Corp.	2,438	71,653
Flagstar Bancorp, Inc.	4,116	145,048
FS Bancorp, Inc.	535	29,275
Greene County Bancorp, Inc.	538	15,704
Hingham Institution for Savings	169	35,387
Home Bancorp, Inc.	908	32,289
HomeStreet, Inc. *	2,452	78,734
Kearny Financial Corp.	9,446	116,658
Luther Burbank Corp.	2,589	26,693
Merchants Bancorp	1,163	22,888
Meridian Bancorp, Inc.	5,526	99,413
Meta Financial Group, Inc.	4,203	156,436
MMA Capital Holdings, Inc. *	584	17,917
Mr. Cooper Group, Inc. *	9,243	114,428
NMI Holdings, Inc., Class A *	7,743	247,157
Northfield Bancorp, Inc.	5,331	84,710
Northwest Bancshares, Inc.	11,856	186,436
OceanFirst Financial Corp.	5,909	137,443
Ocwen Financial Corp. *	16,851	20,727
OP Bancorp	1,643	16,414
PCSB Financial Corp.	2,011	39,979
PDL Community Bancorp *	1,199	16,894
PennyMac Financial Services, Inc.	3,012	101,565
Pioneer Bancorp, Inc. *	1,383	20,302
Provident Bancorp, Inc. *	1,325	15,648
Provident Financial Holdings, Inc.	656	14,439
Provident Financial Services, Inc.	7,278	166,011
Prudential Bancorp, Inc.	1,148	20,216
Radian Group, Inc.	24,133	591,017
Riverview Bancorp, Inc.	3,073	22,617
Southern Missouri Bancorp, Inc.	959	34,160
Sterling Bancorp, Inc.	2,193	16,075
Territorial Bancorp, Inc.	873	25,343
Timberland Bancorp, Inc.	928	26,132
TrustCo Bank Corp.	11,479	91,028

Common Stocks (continued)
	Shares	Value
Thrifts & Mortgage Finance (continued)
United Community Financial Corp.	5,844	$63,875
Walker & Dunlop, Inc.	3,286	218,092
Washington Federal, Inc.	9,518	323,612
Waterstone Financial, Inc.	3,043	53,222
Western New England Bancorp, Inc.	2,933	26,338
WSFS Financial Corp.	6,120	244,127

		5,004,578

Tobacco 0.2%
22nd Century Group, Inc. *	13,989	12,965
Pyxus International, Inc. *	1,216	8,329
Turning Point Brands, Inc. (a)	1,071	24,462
Universal Corp.	2,984	158,599
Vector Group Ltd.	13,333	175,196

		379,551

Trading Companies & Distributors 1.4%
Aircastle Ltd.	6,260	200,883
Applied Industrial Technologies, Inc.	4,592	296,505
Beacon Roofing Supply, Inc. *	8,073	267,297
BlueLinx Holdings, Inc. *(a)	1,009	11,836
BMC Stock Holdings, Inc. *	8,013	233,859
CAI International, Inc. *	1,799	48,933
DXP Enterprises, Inc. *	1,926	66,774
EVI Industries, Inc. *(a)	556	14,879
Foundation Building Materials, Inc. *	1,832	32,665
GATX Corp.	4,176	317,919
General Finance Corp. *	1,359	13,141
GMS, Inc. *	4,730	126,386
H&E Equipment Services, Inc.	3,892	105,512
Herc Holdings, Inc. *	2,912	116,829
Kaman Corp.	3,331	205,589
Lawson Products, Inc. *	539	25,452
MRC Global, Inc. *	9,572	107,781
NOW, Inc. *	13,057	130,701
Rush Enterprises, Inc., Class A	3,287	141,341
Rush Enterprises, Inc., Class B	623	27,636
SiteOne Landscape Supply, Inc. *	4,889	472,033
Systemax, Inc.	1,581	37,391
Textainer Group Holdings Ltd. *	6,037	57,170
Titan Machinery, Inc. *	2,323	28,364
Transcat, Inc. *	776	23,746
Triton International Ltd.	6,531	245,239
Veritiv Corp. *	1,629	22,936
Willis Lease Finance Corp. *	380	22,534

		3,401,331

Water Utilities 0.5%
American States Water Co.	4,400	389,664
AquaVenture Holdings Ltd. *	1,490	40,230
Artesian Resources Corp., Class A	916	34,551
Cadiz, Inc. *(a)	1,744	15,862
California Water Service Group	5,687	298,909
Consolidated Water Co. Ltd.	1,797	30,747
Global Water Resources, Inc.	1,383	17,467
Middlesex Water Co.	1,863	121,579
Pure Cycle Corp. *	2,316	30,085
SJW Group	3,139	230,246
York Water Co. (The)	1,635	77,433

		1,286,773

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. *	5,480	61,595
Gogo, Inc. *	6,356	33,433
Shenandoah Telecommunications Co.	5,717	230,681

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Wireless Telecommunication Services (continued)
Spok Holdings, Inc.	2,204	$23,406

		349,115

Total Common Stocks (cost $233,523,848)		241,687,763

Rights 0.0%†
	Number of Rights	Value
Biotechnology 0.0%†
Oncternal Therapeutics, Inc., CVR *¥	95	195

Chemicals 0.0%†
A. Schulman, Inc., CVR *¥	5,162	2,235

Pharmaceuticals 0.0%†
Corium International, Inc., CVR *^¥	5,244	0

Total Rights (cost $–)		2,430

Short-Term Investment 0.3%
	Shares	Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	753,417	753,417

Total Short-Term Investment (cost $753,417)		753,417

Repurchase Agreements 3.6%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $255,863, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $261,225. (c)	$255,830	255,830
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $8,547,691, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $8,726,834. (c)	8,546,601	8,546,601

Total Repurchase Agreements (cost $8,802,431)		8,802,431

Total Investments (cost $243,079,696) — 102.1%		251,246,041

Liabilities in excess of other assets — (2.1)%		(5,144,482)

NET ASSETS — 100.0%		$246,101,559

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $9,235,524, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $753,417 and $8,802,431, respectively, and by $313,391 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $9,869,239.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $9,555,848.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Futures contracts outstanding as of January 31, 2020:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	58	3/2020	USD	4,682,630	(147,344)

					(147,344)

At January 31, 2020, the Fund had $178,600 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,243,419	$–	$–	$3,243,419
Air Freight & Logistics	724,449	–	–	724,449
Airlines	1,096,310	–	–	1,096,310
Auto Components	2,507,366	–	–	2,507,366
Automobiles	201,024	–	–	201,024
Banks	22,905,059	–	–	22,905,059
Beverages	750,680	–	–	750,680
Biotechnology	17,868,755	–	–	17,868,755
Building Products	4,082,324	–	–	4,082,324
Capital Markets	3,772,887	–	–	3,772,887
Chemicals	4,282,145	–	–	4,282,145
Commercial Services & Supplies	6,838,981	–	–	6,838,981
Communications Equipment	2,758,023	–	–	2,758,023
Construction & Engineering	2,558,569	–	–	2,558,569
Construction Materials	412,521	–	–	412,521
Consumer Finance	1,440,860	–	–	1,440,860
Containers & Packaging	263,863	–	–	263,863
Distributors	178,634	–	–	178,634
Diversified Consumer Services	2,239,058	–	–	2,239,058
Diversified Financial Services	630,472	–	–	630,472
Diversified Telecommunication Services	1,417,828	–	–	1,417,828
Electric Utilities	2,632,949	–	–	2,632,949
Electrical Equipment	2,435,894	–	–	2,435,894

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$6,435,593	$–	$–	$6,435,593
Energy Equipment & Services	2,023,783	–	–	2,023,783
Entertainment	516,660	–	–	516,660
Equity Real Estate Investment Trusts (REITs)	17,628,593	–	–	17,628,593
Food & Staples Retailing	1,598,315	–	–	1,598,315
Food Products	3,018,817	–	–	3,018,817
Gas Utilities	2,829,576	–	–	2,829,576
Health Care Equipment & Supplies	9,739,616	–	–	9,739,616
Health Care Providers & Services	5,650,564	–	–	5,650,564
Health Care Technology	2,726,529	–	–	2,726,529
Hotels, Restaurants & Leisure	6,903,427	–	–	6,903,427
Household Durables	4,588,010	–	–	4,588,010
Household Products	522,078	–	–	522,078
Independent Power and Renewable Electricity Producers	1,140,954	–	–	1,140,954
Industrial Conglomerates	134,409	–	–	134,409
Insurance	5,632,020	–	–	5,632,020
Interactive Media & Services	1,081,606	–	–	1,081,606
Internet & Direct Marketing Retail	880,661	–	–	880,661
IT Services	5,345,323	–	–	5,345,323
Leisure Products	1,011,543	–	–	1,011,543
Life Sciences Tools & Services	2,295,909	–	–	2,295,909
Machinery	9,110,350	–	–	9,110,350
Marine	304,479	–	–	304,479
Media	2,227,656	–	–	2,227,656
Metals & Mining	2,848,587	–	–	2,848,587
Mortgage Real Estate Investment Trusts (REITs)	3,335,640	–	–	3,335,640
Multiline Retail	225,290	–	–	225,290
Multi-Utilities	1,579,899	–	–	1,579,899
Oil, Gas & Consumable Fuels	4,121,608	–	–	4,121,608
Paper & Forest Products	1,076,431	–	–	1,076,431
Personal Products	754,905	–	–	754,905
Pharmaceuticals	4,643,131	–	–	4,643,131
Professional Services	3,712,219	–	–	3,712,219
Real Estate Management & Development	1,780,756	–	–	1,780,756
Road & Rail	1,247,042	–	–	1,247,042
Semiconductors & Semiconductor Equipment	6,937,820	–	–	6,937,820
Software	11,744,076	–	–	11,744,076
Specialty Retail	5,900,228	–	–	5,900,228
Technology Hardware, Storage & Peripherals	430,093	–	–	430,093
Textiles, Apparel & Luxury Goods	2,340,149	–	–	2,340,149
Thrifts & Mortgage Finance	5,004,578	–	–	5,004,578
Tobacco	379,551	–	–	379,551
Trading Companies & Distributors	3,401,331	–	–	3,401,331
Water Utilities	1,286,773	–	–	1,286,773
Wireless Telecommunication Services	349,115	–	–	349,115
Total Common Stocks	$241,687,763	$–	$–	$241,687,763
Repurchase Agreements	$–	$8,802,431	$–	$8,802,431
Rights	–	2,430	–	2,430
Short-Term Investment	753,417	–	–	753,417
Total Assets	$242,441,180	$8,804,861	$–	$251,246,041
Liabilities:
Futures Contracts	$(147,344)	$–	$–	$(147,344)
Total Liabilities	$(147,344)	$–	$–	$(147,344)
Total	$242,293,836	$8,804,861	$–	$251,098,697

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2020, the Fund held one Common Stocks and one Rights investment that were categorized as Level 3 investments which were valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2020

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (147,344)
Total		$ (147,344)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 98.2%
	Shares	Value
Biotechnology 2.6%
Cyclerion Therapeutics, Inc. *(a)	31,551	$103,487
Incyte Corp. *	8,469	618,830
Ironwood Pharmaceuticals, Inc. *	600,760	7,257,181

		7,979,498

Chemicals 3.7%
Balchem Corp.	107,801	11,644,664

Communications Equipment 1.0%
NetScout Systems, Inc. *	122,764	3,156,262

Electronic Equipment, Instruments & Components 4.1%
Cognex Corp.	249,810	12,732,816

Energy Equipment & Services 1.2%
DMC Global, Inc. (a)	90,797	3,798,039

Health Care Equipment & Supplies 24.8%
ABIOMED, Inc. *	52,006	9,688,198
Cantel Medical Corp.	131,543	8,558,188
Cardiovascular Systems, Inc. *	170,885	7,756,470
Endologix, Inc. *	21,154	21,154
Glaukos Corp. *	146,374	8,233,537
Inogen, Inc. *	115,693	5,121,729
iRhythm Technologies, Inc. *	97,659	8,362,540
Neogen Corp. *	200,082	13,459,516
OrthoPediatrics Corp. *	5,943	272,962
Quidel Corp. *	177,191	13,608,269
Tandem Diabetes Care, Inc. *	26,601	2,022,740

		77,105,303

Health Care Technology 7.3%
NextGen Healthcare, Inc. *	288,844	4,003,378
Veeva Systems, Inc., Class A *	88,619	12,992,431
Vocera Communications, Inc. *	261,996	5,771,772

		22,767,581

IT Services 0.4%
NIC, Inc.	67,916	1,339,983

Life Sciences Tools & Services 3.2%
Bio-Techne Corp.	47,569	9,988,063

Machinery 6.9%
Helios Technologies, Inc.	232,987	9,906,607
Proto Labs, Inc. *	111,168	11,505,888

		21,412,495

Software 43.0%
ACI Worldwide, Inc. *	20,439	704,124
Alarm.com Holdings, Inc. *	166,490	7,313,906
Alteryx, Inc., Class A *	102,543	14,301,672
American Software, Inc., Class A	161,125	2,405,596
Anaplan, Inc. *	3,226	185,785
ANSYS, Inc. *	50,169	13,762,862
Appfolio, Inc., Class A *	50,336	6,616,164
Blackbaud, Inc.	99,157	7,766,968
Datadog, Inc., Class A *	34,469	1,592,813
Guidewire Software, Inc. *	86,038	9,679,275
Manhattan Associates, Inc. *	168,991	14,441,971
Paycom Software, Inc. *	45,109	14,351,879
PROS Holdings, Inc. *	204,289	12,257,340
Q2 Holdings, Inc. *	137,791	12,013,997
Smartsheet, Inc., Class A *	39,857	1,932,267
Tyler Technologies, Inc. *	44,491	14,400,847

		133,727,466

Total Common Stocks (cost $205,945,759)		305,652,170

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	34,980	$34,980

Total Short-Term Investment (cost $34,980)		34,980

Repurchase Agreements 0.1%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $11,879, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $12,128. (c)	$11,878	11,878

Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $396,861, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $405,178. (c)	396,810	396,810

Total Repurchase Agreements (cost $408,688)		408,688

Total Investments
(cost $206,389,427) — 98.3%		306,095,838

Other assets in excess of liabilities — 1.7%		5,282,774

NET ASSETS — 100.0%		$311,378,612

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $423,116, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $34,980 and $408,688, respectively, a total value of $443,668.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $443,668.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$305,652,170	$–	$–	$305,652,170
Repurchase Agreements	–	408,688	–	408,688
Short-Term Investment	34,980	–	–	34,980
Total	$305,687,150	$408,688	$–	$306,095,838

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.6%

	Shares	Value
Aerospace & Defense 0.6%
AAR Corp.	3,009	$128,123
Astronics Corp. *	1,084	27,317
Astronics Corp., Class B *	176	4,400
CPI Aerostructures, Inc. *	1,172	7,735
Cubic Corp.	1,596	104,203
Ducommun, Inc. *	1,570	64,260
Moog, Inc., Class A	1,762	157,893
National Presto Industries, Inc.	465	40,078
Park Aerospace Corp.	1,447	22,385
SIFCO Industries, Inc. *	425	1,908
Vectrus, Inc. *	1,209	67,402

		625,704

Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc. *	2,109	47,136
Echo Global Logistics, Inc. *	2,911	56,415
Forward Air Corp.	730	47,779
Hub Group, Inc., Class A *	2,607	137,832
Radiant Logistics, Inc. *	3,110	15,021
XPO Logistics, Inc. *	1,932	171,794

		475,977

Airlines 1.3%
Alaska Air Group, Inc.	3,909	252,482
Copa Holdings SA, Class A	616	60,343
Hawaiian Holdings, Inc.	3,303	92,088
JetBlue Airways Corp. *	22,707	450,280
Mesa Air Group, Inc. *	2,300	19,642
SkyWest, Inc.	4,545	250,748
Spirit Airlines, Inc. *	5,153	211,634

		1,337,217

Auto Components 1.9%
Adient plc *	7,619	195,884
American Axle & Manufacturing Holdings, Inc. *	9,149	84,537
BorgWarner, Inc.	8,800	301,752
Cooper Tire & Rubber Co.	3,988	105,642
Cooper-Standard Holdings, Inc. *	1,546	41,000
Dana, Inc.	10,841	167,060
Gentherm, Inc. *	1,311	60,450
Goodyear Tire & Rubber Co. (The)	17,467	229,342
Horizon Global Corp. *	1,344	4,529
LCI Industries	560	60,463
Lear Corp.	3,242	399,350
Modine Manufacturing Co. *	6,171	43,382
Motorcar Parts of America, Inc. *	2,809	55,787
Shiloh Industries, Inc. *	3,700	12,543
Standard Motor Products, Inc.	2,459	119,458
Stoneridge, Inc. *	1,794	49,981
Strattec Security Corp.	442	9,722
Superior Industries International, Inc.	4,675	14,960
Tenneco, Inc., Class A	1,733	16,411

		1,972,253

Automobiles 0.1%
Harley-Davidson, Inc.	1,945	64,963
Winnebago Industries, Inc.	1,503	82,304

		147,267

Banks 16.9%
1st Source Corp.	2,526	119,202
Allegiance Bancshares, Inc. *	1,670	62,124
American National Bankshares, Inc.	1,014	34,577
Ameris Bancorp	4,460	179,247
AmeriServ Financial, Inc.	1,800	7,380
Arrow Financial Corp.	1,416	49,645
Associated Banc-Corp.	13,289	264,850
Atlantic Capital Bancshares, Inc. *	1,998	37,702

Common Stocks (continued)

	Shares	Value
Banks (continued)
Atlantic Union Bankshares Corp.	5,103	$171,920
Banc of California, Inc.	3,857	61,558
Bancorp, Inc. (The) *	8,406	99,443
BancorpSouth Bank	2,369	67,682
Bank of Commerce Holdings	1,636	17,505
Bank of Marin Bancorp	1,081	47,629
Bank OZK	10,275	279,275
BankFinancial Corp.	2,748	34,268
BankUnited, Inc.	7,153	236,049
Banner Corp.	2,855	147,175
Bar Harbor Bankshares	1,353	29,766
Baycom Corp. *	825	18,530
BCB Bancorp, Inc.	754	9,892
Berkshire Hills Bancorp, Inc.	3,971	111,784
BOK Financial Corp.	146	11,519
Boston Private Financial Holdings, Inc.	6,698	76,357
Bridge Bancorp, Inc.	1,513	45,920
Brookline Bancorp, Inc.	7,004	106,461
Bryn Mawr Bank Corp.	1,690	63,409
Byline Bancorp, Inc.	2,569	49,582
C&F Financial Corp.	391	19,570
Cadence Bancorp	10,157	158,754
Camden National Corp.	1,576	74,482
Capital City Bank Group, Inc.	2,442	69,646
Capstar Financial Holdings, Inc.	1,268	18,982
Carolina Financial Corp.	1,914	73,402
CenterState Bank Corp.	8,561	193,136
Central Pacific Financial Corp.	1,061	29,422
Central Valley Community Bancorp	600	11,274
Century Bancorp, Inc., Class A	429	36,894
CIT Group, Inc.	8,798	402,157
Citizens & Northern Corp.	1,281	32,755
Civista Bancshares, Inc.	1,335	29,383
CNB Financial Corp.	1,186	35,058
Columbia Banking System, Inc.	5,320	205,884
Community Bankers Trust Corp.	300	2,649
Community Trust Bancorp, Inc.	1,466	64,138
ConnectOne Bancorp, Inc.	3,071	72,506
Customers Bancorp, Inc. *	2,614	55,887
Dime Community Bancshares, Inc.	4,253	82,551
Eagle Bancorp, Inc.	2,013	87,968
Enterprise Bancorp, Inc.	843	26,150
Enterprise Financial Services Corp.	1,141	49,645
Equity Bancshares, Inc., Class A *	1,841	49,449
Farmers National Banc Corp.	3,278	51,858
FB Financial Corp. (a)	530	18,895
Financial Institutions, Inc.	2,157	66,457
First Bancorp, Inc.	1,541	43,579
First Bancorp/NC	2,648	93,951
First Bancorp/PR	16,742	155,198
First Bancshares, Inc. (The)	1,265	43,541
First Bank	980	10,486
First Busey Corp.	3,810	97,155
First Business Financial Services, Inc.	1,233	31,047
First Commonwealth Financial Corp.	8,495	114,852
First Community Bankshares, Inc.	1,996	58,503
First Financial Bancorp	9,352	224,822
First Financial Corp.	1,346	56,169
First Financial Northwest, Inc.	1,754	25,661
First Foundation, Inc.	3,712	61,248
First Horizon National Corp.	24,550	392,800
First Internet Bancorp	1,300	34,463
First Interstate BancSystem, Inc., Class A	2,330	89,705
First Merchants Corp.	3,806	151,289

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Banks (continued)
First Mid Bancshares, Inc.	1,457	$47,717
First Midwest Bancorp, Inc.	8,891	177,287
First Northwest Bancorp	900	14,211
First of Long Island Corp. (The)	1,976	43,591
Flushing Financial Corp.	3,037	60,345
FNB Corp.	24,756	288,903
Franklin Financial Network, Inc.	1,643	60,577
Fulton Financial Corp.	12,664	208,576
German American Bancorp, Inc.	1,805	61,713
Great Southern Bancorp, Inc.	1,663	94,641
Great Western Bancorp, Inc.	4,510	133,271
Hancock Whitney Corp.	6,657	264,549
Hanmi Financial Corp.	3,592	60,417
HarborOne Bancorp, Inc. *	2,618	28,562
Heartland Financial USA, Inc.	2,755	134,747
Heritage Commerce Corp.	4,586	53,198
Heritage Financial Corp.	3,400	87,652
Hilltop Holdings, Inc.	13,855	313,677
Home BancShares, Inc.	2,610	49,903
HomeTrust Bancshares, Inc.	1,832	48,585
Hope Bancorp, Inc.	11,407	158,614
Horizon Bancorp, Inc.	2,929	49,559
IBERIABANK Corp.	4,891	355,625
Independent Bank Corp.	2,737	112,894
Independent Bank Group, Inc.	3,554	190,210
International Bancshares Corp.	5,645	222,413
Investors Bancorp, Inc.	22,549	272,505
Lakeland Bancorp, Inc.	4,444	72,171
LCNB Corp.	700	11,599
Live Oak Bancshares, Inc.	1,596	27,898
Macatawa Bank Corp.	3,062	32,304
Malvern Bancorp, Inc. *	490	9,800
Mercantile Bank Corp.	1,474	48,303
Metropolitan Bank Holding Corp. *	251	12,337
Midland States Bancorp, Inc.	2,030	53,633
MidWestOne Financial Group, Inc.	1,503	48,607
MVB Financial Corp.	189	3,776
National Bank Holdings Corp., Class A	2,886	94,084
NBT Bancorp, Inc.	3,795	143,413
Nicolet Bankshares, Inc. *	349	24,657
Northeast Bank	528	10,597
Northrim Bancorp, Inc.	746	28,072
OFG Bancorp	4,119	81,186
Ohio Valley Banc Corp.	475	15,699
Old National Bancorp	15,193	272,107
Old Second Bancorp, Inc.	1,364	16,757
Opus Bank	2,723	72,527
Pacific Premier Bancorp, Inc.	4,668	139,106
PacWest Bancorp	10,322	361,786
Park National Corp.	305	28,966
Peapack Gladstone Financial Corp.	1,953	57,086
Penns Woods Bancorp, Inc.	514	16,217
Peoples Bancorp of North Carolina, Inc.	709	19,391
Peoples Bancorp, Inc.	2,467	80,276
People’s United Financial, Inc.	36,982	570,262
People’s Utah Bancorp	949	24,750
Pinnacle Financial Partners, Inc.	5,889	347,804
Popular, Inc.	7,702	431,004
Preferred Bank	400	24,044
Premier Financial Bancorp, Inc.	1,453	24,701
Prosperity Bancshares, Inc.	3,564	250,193
QCR Holdings, Inc.	1,103	45,333
RBB Bancorp	1,162	22,868

Common Stocks (continued)
	Shares	Value
Banks (continued)
Renasant Corp.	5,443	$173,795
Republic Bancorp, Inc., Class A	1,400	58,660
Republic First Bancorp, Inc. *	2,486	7,930
S&T Bancorp, Inc.	3,102	116,604
Sandy Spring Bancorp, Inc.	3,189	110,977
Seacoast Banking Corp. of Florida *	1,504	40,834
Shore Bancshares, Inc.	1,088	17,680
Sierra Bancorp	1,940	51,953
Simmons First National Corp., Class A	9,111	218,482
SmartFinancial, Inc.	1,179	25,490
South State Corp.	2,569	194,242
Southern First Bancshares, Inc. *	254	9,919
Southern National Bancorp of Virginia, Inc.	3,175	49,308
Southside Bancshares, Inc.	1,378	48,340
Spirit of Texas Bancshares, Inc. *	500	10,375
Sterling Bancorp	15,499	309,980
TCF Financial Corp.	8,812	372,571
Texas Capital Bancshares, Inc. *	4,100	225,336
Towne Bank	6,060	160,893
TriCo Bancshares	2,716	98,862
TriState Capital Holdings, Inc. *	2,370	54,486
Triumph Bancorp, Inc. *	1,442	56,209
Trustmark Corp.	6,533	208,925
UMB Financial Corp.	316	21,001
Umpqua Holdings Corp.	17,554	296,663
United Bankshares, Inc.	5,418	185,837
United Community Banks, Inc.	5,042	140,773
United Security Bancshares	303	2,951
Univest Financial Corp.	2,620	65,081
Valley National Bancorp	31,657	333,348
Veritex Holdings, Inc.	1,597	45,227
Washington Trust Bancorp, Inc.	971	45,957
WesBanco, Inc.	5,801	192,129
Wintrust Financial Corp.	3,665	231,921
Zions Bancorp NA	8,803	400,448

		17,844,315

Beverages 0.1%
Craft Brew Alliance, Inc. *	3,854	63,206

Biotechnology 0.5%
Acorda Therapeutics, Inc. *	3,960	8,039
Aduro Biotech, Inc. *	3,303	5,549
Akebia Therapeutics, Inc. *	8,529	61,579
AMAG Pharmaceuticals, Inc. *(a)	3,751	33,234
Anika Therapeutics, Inc. *	1,164	47,852
Applied Genetic Technologies Corp. *	3,020	18,966
Aravive, Inc. *	823	8,230
Ardelyx, Inc. *	2,126	15,052
Arena Pharmaceuticals, Inc. *	789	36,049
Catalyst Biosciences, Inc. *	1,000	7,100
Chimerix, Inc. *	6,949	11,466
Concert Pharmaceuticals, Inc. *	1,580	16,874
Enanta Pharmaceuticals, Inc. *	180	9,277
Jounce Therapeutics, Inc. *	1,493	9,391
Ligand Pharmaceuticals, Inc. *	111	9,747
Merrimack Pharmaceuticals, Inc.	1,009	3,098
Myriad Genetics, Inc. *	5,696	157,494
PDL BioPharma, Inc. *	16,214	53,344
Prothena Corp. plc *	1,980	24,097
Vanda Pharmaceuticals, Inc. *	1,000	12,750

		549,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Building Products 1.6%
Alpha Pro Tech Ltd. *	4,000	$26,880
American Woodmark Corp. *	830	91,009
Apogee Enterprises, Inc.	2,468	78,532
Armstrong Flooring, Inc. *	2,969	10,510
Builders FirstSource, Inc. *	1,500	37,193
Cornerstone Building Brands, Inc. *	1,800	15,444
CSW Industrials, Inc.	175	13,279
Gibraltar Industries, Inc. *	3,101	169,067
Griffon Corp.	4,571	95,031
Insteel Industries, Inc.	1,585	35,456
JELD-WEN Holding, Inc. *	1,181	28,202
Masonite International Corp. *	1,645	123,556
Owens Corning	8,940	540,781
Patrick Industries, Inc.	449	23,294
Quanex Building Products Corp.	3,563	63,136
Resideo Technologies, Inc. *	6,721	68,420
Universal Forest Products, Inc.	5,074	243,045

		1,662,835

Capital Markets 1.9%
Blucora, Inc. *	8,815	198,778
Cowen, Inc., Class A *	3,305	53,111
Donnelley Financial Solutions, Inc. *	1,680	15,221
GAIN Capital Holdings, Inc.	5,725	22,385
INTL. FCStone, Inc. *	1,562	74,445
Invesco Ltd.	34,637	599,220
Janus Henderson Group plc	15,136	382,487
Legg Mason, Inc.	6,019	235,644
Oppenheimer Holdings, Inc., Class A	1,662	45,788
Piper Sandler Cos.	200	16,486
Stifel Financial Corp.	3,177	205,520
Virtus Investment Partners, Inc.	423	52,042
Waddell & Reed Financial, Inc., Class A (a)	4,345	69,433

		1,970,560

Chemicals 2.6%
AdvanSix, Inc. *	2,833	53,034
AgroFresh Solutions, Inc. *	3,582	8,382
Albemarle Corp.	266	21,355
American Vanguard Corp.	3,435	64,166
Ashland Global Holdings, Inc.	5,045	373,229
Cabot Corp.	980	39,053
Core Molding Technologies, Inc. *	1,940	6,130
Element Solutions, Inc. *	20,948	245,092
Flotek Industries, Inc. *	5,361	9,114
FutureFuel Corp.	4,490	49,210
Hawkins, Inc.	1,132	47,295
HB Fuller Co.	3,307	152,816
Huntsman Corp.	18,242	375,056
Innophos Holdings, Inc.	1,471	47,013
Innospec, Inc.	2,258	227,448
Intrepid Potash, Inc. *	16,755	39,877
Kraton Corp. *	2,199	36,174
Kronos Worldwide, Inc.	900	9,756
Livent Corp. *	2,541	23,911
LSB Industries, Inc. *	3,802	11,482
Minerals Technologies, Inc.	2,786	150,806
Mosaic Co. (The)	13,397	265,796
Olin Corp.	12,678	188,522
PQ Group Holdings, Inc. *	6,545	100,204
Rayonier Advanced Materials, Inc.	3,889	11,978
Stepan Co.	1,275	125,779
Trecora Resources *	2,122	14,366
Tredegar Corp.	2,024	41,188

Common Stocks (continued)
	Shares	Value
Chemicals (continued)
Trinseo SA	301	$8,645
Tronox Holdings plc, Class A	4,777	40,413
Venator Materials plc *	423	1,159

		2,788,449

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	5,587	213,088
ACCO Brands Corp.	7,788	67,288
Acme United Corp.	200	4,782
ADT, Inc. (a)	16,914	104,867
Advanced Disposal Services, Inc. *	11,162	367,788
AMREP Corp. *	216	1,317
ARC Document Solutions, Inc.	6,278	8,036
Brady Corp., Class A	2,318	128,348
BrightView Holdings, Inc. *	3,985	62,963
CECO Environmental Corp. *	5,773	43,875
Civeo Corp. *	25,762	34,521
Clean Harbors, Inc. *	1,004	82,549
Ennis, Inc.	2,261	47,164
Heritage-Crystal Clean, Inc. *	1,827	51,795
HNI Corp.	578	20,791
Interface, Inc.	1,100	17,688
Knoll, Inc.	1,460	36,150
Matthews International Corp., Class A	2,791	104,160
McGrath RentCorp	2,006	155,104
Mobile Mini, Inc.	3,693	154,146
NL Industries, Inc. *	2,541	8,538
PICO Holdings, Inc. *	3,792	37,730
Pitney Bowes, Inc.	5,234	19,575
Quad/Graphics, Inc.	5,525	23,481
SP Plus Corp. *	1,711	71,537
Steelcase, Inc., Class A	4,831	89,905
Team, Inc. *	3,343	45,465
UniFirst Corp.	249	50,778
Viad Corp.	1,842	119,730
Virco Manufacturing Corp. *	1,500	6,045
VSE Corp.	1,400	43,554

		2,222,758

Communications Equipment 0.9%
ADTRAN, Inc.	6,754	61,124
Aviat Networks, Inc. *	639	8,652
BK Technologies Corp.	2,881	8,211
CalAmp Corp. *	800	7,696
Clearfield, Inc. *	800	10,176
CommScope Holding Co., Inc. *	3,021	36,811
Communications Systems, Inc.	2,369	14,569
Comtech Telecommunications Corp.	3,156	91,240
Digi International, Inc. *	3,964	62,611
EchoStar Corp., Class A *	4,341	173,227
EMCORE Corp. *	3,875	13,059
Harmonic, Inc. *	5,582	39,269
InterDigital, Inc.	1,964	108,511
KVH Industries, Inc. *	2,877	29,604
NETGEAR, Inc. *	2,165	55,684
NetScout Systems, Inc. *	6,491	166,884
Network-1 Technologies, Inc.	3,171	7,896
Optical Cable Corp. *	300	1,020
PC-Tel, Inc. *	1,200	9,660
Ribbon Communications, Inc. *	8,118	22,893
TESSCO Technologies, Inc.	1,310	8,122

		936,919

Construction & Engineering 1.8%
AECOM*	420	20,257
Aegion Corp. *	2,701	56,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Construction & Engineering (continued)
Ameresco, Inc., Class A *	3,300	$63,327
Arcosa, Inc.	4,523	197,881
Argan, Inc.	1,566	65,944
Dycom Industries, Inc. *	600	24,252
EMCOR Group, Inc.	1,007	82,745
Fluor Corp.	5,145	92,044
Goldfield Corp. (The) *	6,069	20,635
Granite Construction, Inc.	3,528	95,715
Great Lakes Dredge & Dock Corp. *	8,012	83,886
IES Holdings, Inc. *	1,273	31,838
MasTec, Inc. *	4,088	236,082
MYR Group, Inc. *	1,996	57,325
Northwest Pipe Co. *	1,450	47,458
NV5 Global, Inc. *	663	41,179
Orion Group Holdings, Inc. *	7,050	30,456
Primoris Services Corp.	3,357	71,605
Quanta Services, Inc.	11,226	439,498
Sterling Construction Co., Inc. *	3,835	50,526
Tutor Perini Corp. *	4,375	49,262
WillScot Corp. *	2,064	38,906

		1,897,272

Construction Materials 0.2%
Summit Materials, Inc., Class A *	7,328	160,996
United States Lime & Minerals, Inc.	750	67,313
US Concrete, Inc. *	797	28,365

		256,674

Consumer Finance 1.7%
Asta Funding, Inc. *	267	2,742
Atlanticus Holdings Corp. *	1,995	27,850
Consumer Portfolio Services, Inc. *	1,523	5,376
Elevate Credit, Inc. *	2,235	12,985
Encore Capital Group, Inc. *	2,241	76,082
EZCORP, Inc., Class A *	7,524	46,799
LendingClub Corp. *	1,765	20,686
Navient Corp.	21,068	302,958
Nelnet, Inc., Class A	3,088	176,819
OneMain Holdings, Inc.	9,401	398,320
PRA Group, Inc. *	2,918	103,181
Regional Management Corp. *	1,533	42,234
Santander Consumer USA Holdings, Inc.	19,943	530,883

		1,746,915

Containers & Packaging 0.4%
Graphic Packaging Holding Co.	11,716	183,121
Greif, Inc., Class A	2,227	90,015
Greif, Inc., Class B	426	20,193
Sonoco Products Co.	1,851	105,766
UFP Technologies, Inc. *	423	19,724

		418,819

Distributors 0.1%
Core-Mark Holding Co., Inc.	1,917	44,935
Weyco Group, Inc.	1,396	31,619

		76,554

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc. *	4,895	168,926
American Public Education, Inc. *	2,534	60,385
Carriage Services, Inc.	2,154	50,985
Graham Holdings Co., Class B	354	194,424
Houghton Mifflin Harcourt Co. *	10,640	58,733
K12, Inc. *	4,404	71,081
Laureate Education, Inc., Class A *	5,224	108,868
Perdoceo Education Corp. *	870	15,469
Regis Corp. *	3,573	55,453

Common Stocks (continued)
	Shares	Value
Diversified Consumer Services (continued)
Zovio, Inc. *	1,950	$3,100

		787,424

Diversified Financial Services 0.9%
Cannae Holdings, Inc. *	1,016	41,311
Jefferies Financial Group, Inc.	9,867	213,522
Marlin Business Services Corp.	1,601	31,540
On Deck Capital, Inc. *	8,388	34,223
Voya Financial, Inc.	11,321	676,203

		996,799

Diversified Telecommunication Services 0.3%
ATN International, Inc.	1,605	92,881
Cincinnati Bell, Inc. *	1,048	14,368
Consolidated Communications Holdings, Inc.	6,728	32,496
Frontier Communications Corp. *(a)	10,982	6,059
Iridium Communications, Inc. *	5,952	152,074
ORBCOMM, Inc. *	4,821	17,307

		315,185

Electric Utilities 0.0%†
Genie Energy Ltd., Class B	2,600	18,798

Electrical Equipment 1.0%
AZZ, Inc.	2,362	97,456
Broadwind Energy, Inc. *	2,432	3,745
Encore Wire Corp.	1,632	88,634
EnerSys	983	70,737
LSI Industries, Inc.	4,939	32,844
nVent Electric plc	4,842	120,566
Powell Industries, Inc.	1,555	64,175
Preformed Line Products Co.	824	45,007
Regal Beloit Corp.	3,295	258,526
Sensata Technologies Holding plc *	2,695	127,393
Thermon Group Holdings, Inc. *	3,576	84,751
Ultralife Corp. *	3,374	23,449

		1,017,283

Electronic Equipment, Instruments & Components 5.7%
Anixter International, Inc. *	3,481	339,746
Arlo Technologies, Inc. *	9,221	39,374
Arrow Electronics, Inc. *	7,895	599,546
Avnet, Inc.	10,845	395,734
AVX Corp.	13,294	269,469
Bel Fuse, Inc., Class B	2,229	38,606
Belden, Inc.	2,387	117,607
Benchmark Electronics, Inc.	3,416	105,144
CTS Corp.	2,480	72,689
Daktronics, Inc.	6,564	38,728
ePlus, Inc. *	688	54,847
Fabrinet *	2,446	154,196
FARO Technologies, Inc. *	1,494	77,180
Flex Ltd. *	27,639	363,453
Frequency Electronics, Inc. *	900	8,325
II-VI, Inc. *	2,458	82,712
Insight Enterprises, Inc. *	2,439	160,657
Jabil, Inc.	10,846	421,801
KEMET Corp.	3,966	103,275
Key Tronic Corp. *	2,680	15,544
Kimball Electronics, Inc. *	3,362	54,397
Knowles Corp. *	6,319	124,674
Methode Electronics, Inc.	1,838	60,194
MTS Systems Corp.	1,181	59,865
OSI Systems, Inc. *	1,136	98,309
PC Connection, Inc.	2,443	121,759
Plexus Corp. *	2,358	167,701
RF Industries Ltd.	443	2,654

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Richardson Electronics Ltd.	2,700	$14,229
Rogers Corp. *	1,170	137,768
Sanmina Corp. *	6,117	194,765
ScanSource, Inc. *	2,782	97,064
SYNNEX Corp.	4,109	566,056
Tech Data Corp. *	3,403	489,828
TTM Technologies, Inc. *	7,815	112,458
Vishay Intertechnology, Inc.	11,796	239,341
Vishay Precision Group, Inc. *	1,428	49,323
Wayside Technology Group, Inc.	200	3,210

		6,052,228

Energy Equipment & Services 2.2%
Apergy Corp. *	5,612	145,126
Archrock, Inc.	11,370	94,939
Dawson Geophysical Co. *	5,839	14,014
Diamond Offshore Drilling, Inc. *(a)	6,052	28,021
Dril-Quip, Inc. *(a)	2,791	114,152
Era Group, Inc. *	4,157	41,321
Exterran Corp. *	3,920	21,168
Forum Energy Technologies, Inc. *	11,199	11,871
Frank’s International NV *	17,383	60,840
Geospace Technologies Corp. *	1,817	24,366
Gulf Island Fabrication, Inc. *	3,273	16,692
Helix Energy Solutions Group, Inc. *	14,933	124,541
Helmerich & Payne, Inc.	9,365	379,751
Independence Contract Drilling, Inc. *	8,702	6,112
Mammoth Energy Services, Inc.	402	571
Matrix Service Co. *	2,448	49,254
Mitcham Industries, Inc. *	4,242	12,047
Nabors Industries Ltd.	28,387	58,761
Natural Gas Services Group, Inc. *	2,509	26,395
NCS Multistage Holdings, Inc. *	1,277	1,954
Newpark Resources, Inc. *	11,622	58,110
NexTier Oilfield Solutions, Inc. *	15,641	80,551
Nine Energy Service, Inc. *	884	4,279
Noble Corp. plc *	24,262	19,599
Oceaneering International, Inc. *	7,289	90,456
Oil States International, Inc. *	4,635	49,965
Patterson-UTI Energy, Inc.	15,129	120,124
ProPetro Holding Corp. *	3,438	33,486
SEACOR Holdings, Inc. *	1,969	74,015
SEACOR Marine Holdings, Inc. *	2,919	30,474
Select Energy Services, Inc., Class A *	7,447	51,831
Smart Sand, Inc. *	1,795	3,644
Solaris Oilfield Infrastructure, Inc., Class A	2,300	26,519
TechnipFMC plc	13,801	227,855
TETRA Technologies, Inc. *	10,011	15,317
Tidewater, Inc. *	3,724	56,530
US Silica Holdings, Inc.	6,029	30,989
Valaris plc (a)	16,914	86,431

		2,292,071

Entertainment 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	4,846	31,596
Ballantyne Strong, Inc. *	3,325	11,488
Cinemark Holdings, Inc.	532	16,763
Eros International plc *(a)	1,900	4,579
IMAX Corp. *	3,077	50,894
Lions Gate Entertainment Corp., Class A *(a)	7,212	71,615

Common Stocks (continued)
	Shares	Value
Entertainment (continued)
Lions Gate Entertainment Corp., Class B *	10,240	$95,539
Marcus Corp. (The)	1,682	49,030
Reading International, Inc., Class A *	3,433	35,017

		366,521

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	3,088	69,850
Chefs’ Warehouse, Inc. (The) *	641	23,332
Ingles Markets, Inc., Class A	1,422	59,283
Natural Grocers by Vitamin Cottage, Inc.	2,516	22,770
PriceSmart, Inc.	1,776	108,798
SpartanNash Co.	3,662	44,603
United Natural Foods, Inc. *	4,664	33,581
US Foods Holding Corp. *	10,748	431,747
Village Super Market, Inc., Class A	1,765	39,289
Weis Markets, Inc.	2,146	78,737

		911,990

Food Products 2.7%
Alico, Inc.	847	30,483
Bunge Ltd.	8,275	433,858
Cal-Maine Foods, Inc.	1,078	38,474
Darling Ingredients, Inc. *	12,468	338,257
Dean Foods Co. *	16,013	4,788
Fresh Del Monte Produce, Inc.	4,170	130,855
Hain Celestial Group, Inc. (The) *	2,925	70,814
Hostess Brands, Inc. *	9,222	123,759
Ingredion, Inc.	5,438	478,544
John B Sanfilippo & Son, Inc.	169	14,247
Landec Corp. *	3,974	44,509
Post Holdings, Inc. *	5,953	622,505
Sanderson Farms, Inc.	797	109,739
Sanderson Farms, Inc. *^¥	200	0
Seaboard Corp.	46	177,358
Seneca Foods Corp., Class A *	1,146	45,324
Simply Good Foods Co. (The) *	2,346	53,888
TreeHouse Foods, Inc. *	1,689	75,329

		2,792,731

Health Care Equipment & Supplies 0.6%
AngioDynamics, Inc. *	3,448	47,479
Avanos Medical, Inc. *	2,267	62,433
CONMED Corp.	1,493	151,808
FONAR Corp. *	951	20,076
Integer Holdings Corp. *	2,275	194,285
Invacare Corp.	5,401	41,534
Kewaunee Scientific Corp.	92	1,135
Meridian Bioscience, Inc.	2,371	23,331
OraSure Technologies, Inc. *	4,101	28,912
Orthofix Medical, Inc. *	263	11,377
RTI Surgical Holdings, Inc. *	12,630	52,541
Varex Imaging Corp. *	760	21,014

		655,925

Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc. *	7,393	237,537
Brookdale Senior Living, Inc. *	14,257	93,954
Community Health Systems, Inc. *	6,764	29,018
Covetrus, Inc. *	1,285	15,805
Cross Country Healthcare, Inc. *	2,975	29,452
DaVita, Inc. *	3,739	298,634
Digirad Corp. *	403	1,144
Diplomat Pharmacy, Inc. *	5,200	20,696
Five Star Senior Living, Inc. *	1,196	5,418
Magellan Health, Inc. *	1,987	145,468
MedCath Corp. *^¥	2,115	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Health Care Providers & Services (continued)
MEDNAX, Inc. *	6,616	$152,631
National HealthCare Corp.	1,347	113,040
Owens & Minor, Inc.	8,102	50,719
Patterson Cos., Inc.	7,790	171,458
Premier, Inc., Class A *	1,770	61,543
Providence Service Corp. (The) *	1,215	78,793
Select Medical Holdings Corp. *	11,427	260,993
Surgery Partners, Inc. *	3,495	58,961
Tivity Health, Inc. *	1,227	26,558
Triple-S Management Corp., Class B *	2,880	50,746

		1,902,568

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	14,933	128,125
Computer Programs & Systems, Inc.	887	23,062
Evolent Health, Inc., Class A *	7,409	74,683
HealthStream, Inc. *	2,023	51,687
HMS Holdings Corp. *	424	11,584
Inovalon Holdings, Inc., Class A *	827	16,755
Micron Solutions, Inc. *	200	522
NextGen Healthcare, Inc. *	694	9,619

		316,037

Hotels, Restaurants & Leisure 1.2%
Aramark	6,335	279,627
Ark Restaurants Corp.	318	6,936
BBX Capital Corp.	6,902	26,780
Biglari Holdings, Inc., Class A *	17	10,702
Biglari Holdings, Inc., Class B *	394	42,741
BJ’s Restaurants, Inc.	1,130	44,951
Carrols Restaurant Group, Inc. *	3,065	13,915
Chuy’s Holdings, Inc. *	1,775	43,576
Del Taco Restaurants, Inc. *	4,535	34,194
Dover Motorsports, Inc.	1,000	1,820
El Pollo Loco Holdings, Inc. *	2,318	31,942
Extended Stay America, Inc.	3,390	43,799
Fiesta Restaurant Group, Inc. *	4,271	42,411
International Game Technology plc	9,079	122,476
J Alexander’s Holdings, Inc. *	2,426	23,241
Luby’s, Inc. *	3,390	8,204
Marriott Vacations Worldwide Corp.	2,409	289,658
Monarch Casino & Resort, Inc. *	505	27,108
Playa Hotels & Resorts NV *	8,393	58,919
Potbelly Corp. *	4,608	19,860
Red Lion Hotels Corp. *	3,236	8,931
Red Robin Gourmet Burgers, Inc. *	1,310	43,060

		1,224,851

Household Durables 3.6%
Bassett Furniture Industries, Inc.	1,614	19,739
Cavco Industries, Inc. *	551	123,435
Century Communities, Inc. *	2,452	72,751
CSS Industries, Inc.	1,000	9,350
Ethan Allen Interiors, Inc.	2,716	43,863
Flexsteel Industries, Inc.	964	15,810
Green Brick Partners, Inc. *	4,524	52,433
Hooker Furniture Corp.	1,721	42,405
KB Home	6,218	233,486
La-Z-Boy, Inc.	3,623	111,009
LGI Homes, Inc. *	462	36,840
Libbey, Inc. *	1,488	1,979
Lifetime Brands, Inc.	3,756	25,428
M/I Homes, Inc. *	5,099	226,345
MDC Holdings, Inc.	5,061	213,270

Common Stocks (continued)
	Shares	Value
Household Durables (continued)
Meritage Homes Corp. *	7,800	$553,488
New Home Co., Inc. (The) *	2,958	15,441
Newell Brands, Inc.	17,692	345,525
Orleans Homebuilders, Inc. *^¥	1,500	0
PulteGroup, Inc.	8,399	375,015
Taylor Morrison Home Corp. *	6,835	176,890
Toll Brothers, Inc.	11,646	516,617
TopBuild Corp. *	2,167	248,143
TRI Pointe Group, Inc. *	13,910	226,177
Universal Electronics, Inc. *	919	45,518
VOXX International Corp. *	5,943	25,555
William Lyon Homes, Class A *	2,713	62,914
ZAGG, Inc. *(a)	2,669	20,178

		3,839,604

Household Products 0.2%
Central Garden & Pet Co. *	1,218	39,232
Central Garden & Pet Co., Class A *	2,729	81,761
Oil-Dri Corp. of America	461	16,319
Spectrum Brands Holdings, Inc.	1,585	97,335

		234,647

Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	1,923	152,417
TerraForm Power, Inc., Class A	4,166	75,363

		227,780

Insurance 5.6%
Ambac Financial Group, Inc. *	3,099	66,412
American Equity Investment Life Holding Co.	7,431	196,253
American National Insurance Co.	2,105	231,887
Argo Group International Holdings Ltd.	3,038	199,293
Assurant, Inc.	636	83,036
Assured Guaranty Ltd.	9,342	428,237
Athene Holding Ltd., Class A *	12,205	531,650
Axis Capital Holdings Ltd.	5,403	347,143
Brighthouse Financial, Inc. *	4,995	194,305
CNO Financial Group, Inc.	26,729	470,163
Donegal Group, Inc., Class A	4,202	58,618
Employers Holdings, Inc.	3,084	131,533
Enstar Group Ltd. *	1,022	199,586
FBL Financial Group, Inc., Class A	2,169	116,649
FedNat Holding Co.	2,849	44,245
Genworth Financial, Inc., Class A *	26,992	110,667
Global Indemnity Ltd.	2,052	64,700
Greenlight Capital Re Ltd., Class A *	3,732	34,745
Hallmark Financial Services, Inc. *	2,825	48,590
Heritage Insurance Holdings, Inc.	2,811	33,901
Horace Mann Educators Corp.	3,625	155,911
Independence Holding Co.	1,556	63,002
Investors Title Co.	230	36,294
James River Group Holdings Ltd.	1,027	44,099
Kingstone Cos., Inc.	739	5,838
MBIA, Inc. *	16,219	146,944
National General Holdings Corp.	8,612	187,483
National Western Life Group, Inc., Class A	367	97,622
Old Republic International Corp.	15,929	359,199
ProAssurance Corp.	2,221	67,452
Protective Insurance Corp., Class B	1,193	18,599
Safety Insurance Group, Inc.	914	84,161
State Auto Financial Corp.	3,607	108,607
Stewart Information Services Corp.	1,899	79,283
Third Point Reinsurance Ltd. *	7,330	79,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Insurance (continued)
United Fire Group, Inc.	2,058	$91,087
United Insurance Holdings Corp.	4,043	40,996
Unum Group	16,729	446,497
White Mountains Insurance Group Ltd.	209	233,499

		5,938,010

Interactive Media & Services 0.1%
Cars.com, Inc. *	4,231	49,376
DHI Group, Inc. *	6,813	19,076
Liberty TripAdvisor Holdings, Inc., Class A *	3,089	18,194
Meet Group, Inc. (The) *	7,706	41,073
TrueCar, Inc. *	5,000	18,500

		146,219

Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A *	4,292	65,195
Lands’ End, Inc. *	2,455	28,601
Liquidity Services, Inc. *	5,122	27,249
Qurate Retail, Inc., Series A *	26,759	228,254
Stamps.com, Inc. *	318	23,688

		372,987

IT Services 1.0%
Alithya Group, Inc., Class A *	477	1,378
CACI International, Inc., Class A *	1,240	331,626
Computer Task Group, Inc. *	2,911	17,350
Conduent, Inc. *	10,886	46,592
KBR, Inc.	7,076	192,467
ManTech International Corp., Class A	2,107	169,150
Perficient, Inc. *	3,084	153,275
Perspecta, Inc.	1,868	52,435
PRGX Global, Inc. *	338	1,338
Sykes Enterprises, Inc. *	3,909	131,303

		1,096,914

Leisure Products 0.5%
Acushnet Holdings Corp.	6,795	210,441
American Outdoor Brands Corp. *	5,100	48,042
Callaway Golf Co.	7,271	155,745
Clarus Corp.	2,100	27,751
Escalade, Inc.	1,700	14,960
Johnson Outdoors, Inc., Class A	618	48,575
Nautilus, Inc. *	3,248	10,329
Vista Outdoor, Inc. *	4,138	30,745

		546,588

Life Sciences Tools & Services 0.1%
Harvard Bioscience, Inc. *	8,872	26,350
Luminex Corp.	2,706	61,385

		87,735

Machinery 3.9%
AGCO Corp.	4,086	286,592
Alamo Group, Inc.	1,314	163,672
Altra Industrial Motion Corp.	532	17,694
Astec Industries, Inc.	2,390	98,564
Barnes Group, Inc.	2,448	154,640
Briggs & Stratton Corp. (a)	4,800	17,616
Chart Industries, Inc. *	1,766	112,989
CIRCOR International, Inc. *	1,910	79,322
Colfax Corp. *	10,265	360,918
Columbus McKinnon Corp.	1,848	64,662
Crane Co.	135	11,537
Eastern Co. (The)	399	11,052
Enerpac Tool Group Corp.	667	15,414
EnPro Industries, Inc.	1,325	77,433
ESCO Technologies, Inc.	2,227	213,703

Common Stocks (continued)
	Shares	Value
Machinery (continued)
Federal Signal Corp.	3,433	$110,405
Franklin Electric Co., Inc.	1,874	108,111
FreightCar America, Inc. *	2,266	3,648
Gates Industrial Corp. plc *	6,769	84,410
Gencor Industries, Inc. *	1,501	16,826
Gorman-Rupp Co. (The)	1,739	64,187
Graham Corp.	1,787	32,666
Greenbrier Cos., Inc. (The)	2,870	69,138
Hillenbrand, Inc.	236	6,851
Hurco Cos., Inc.	1,023	32,020
Hyster-Yale Materials Handling, Inc.	895	48,321
Kadant, Inc.	453	48,290
Kennametal, Inc.	3,988	124,785
LB Foster Co., Class A *	1,392	23,608
LS Starrett Co. (The), Class A *	690	3,885
Lydall, Inc. *	1,755	35,872
Manitowoc Co., Inc. (The) *	3,059	44,203
Miller Industries, Inc.	1,496	51,477
Mueller Industries, Inc.	694	20,244
NN, Inc.	3,856	33,277
Oshkosh Corp.	2,708	232,996
Park-Ohio Holdings Corp.	1,319	38,779
Perma-Pipe International Holdings, Inc. *	700	6,321
REV Group, Inc.	3,382	33,820
Rexnord Corp. *	1,917	62,590
Snap-on, Inc.	1,372	219,012
Spartan Motors, Inc.	3,933	66,861
SPX FLOW, Inc. *	1,769	77,376
Standex International Corp.	755	55,183
Terex Corp.	1,353	34,299
Timken Co. (The)	5,573	292,750
Titan International, Inc.	7,436	21,267
TriMas Corp. *	543	15,600
Trinity Industries, Inc.	11,957	243,086
Twin Disc, Inc. *	800	7,800
Wabash National Corp.	3,737	43,349

		4,099,121

Marine 0.4%
Costamare, Inc.	11,758	93,241
Eagle Bulk Shipping, Inc. *	6,669	21,674
Genco Shipping & Trading Ltd.	3,972	31,260
Golden Ocean Group Ltd.	4,045	18,122
Kirby Corp. *	1,868	136,906
Matson, Inc.	3,510	126,395
Scorpio Bulkers, Inc.	5,459	20,034

		447,632

Media 2.2%
AH Belo Corp., Class A	5,287	15,438
comScore, Inc. *	3,942	15,571
Cumulus Media, Inc., Class A *	820	11,480
Emerald Expositions Events, Inc.	5,721	59,670
Entercom Communications Corp., Class A	11,991	47,604
Entravision Communications Corp., Class A	7,660	17,005
EW Scripps Co. (The), Class A	6,171	74,916
Fluent, Inc. *	4,919	13,330
Gannett Co., Inc.	14,643	89,469
Gray Television, Inc. *	5,375	109,005
John Wiley & Sons, Inc., Class A	3,264	142,376
Liberty Latin America Ltd., Class A *	3,663	61,099

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Media (continued)
Liberty Latin America Ltd., Class C *	8,224	$138,574
Marchex, Inc., Class B *	3,687	12,573
Meredith Corp. (a)	2,627	78,941
News Corp., Class A	30,684	417,916
News Corp., Class B	15,869	221,690
Nexstar Media Group, Inc., Class A	2,622	317,655
Saga Communications, Inc., Class A	533	16,161
Salem Media Group, Inc.	4,000	5,520
Scholastic Corp.	2,348	77,367
Sinclair Broadcast Group, Inc., Class A	1,062	31,775
TEGNA, Inc.	15,037	254,125
Townsquare Media, Inc., Class A	2,500	24,125
Tribune Publishing Co.	2,407	30,232

		2,283,617

Metals & Mining 2.5%
Alcoa Corp. *	16,885	235,546
Allegheny Technologies, Inc. *	8,619	148,678
Ampco-Pittsburgh Corp. *	2,015	5,843
Carpenter Technology Corp.	3,702	147,117
Century Aluminum Co. *	8,759	46,335
Coeur Mining, Inc. *	16,056	96,818
Commercial Metals Co.	8,648	177,716
Friedman Industries, Inc.	1,708	10,025
Gold Resource Corp.	2,355	12,953
Haynes International, Inc.	1,614	43,271
Hecla Mining Co.	37,612	113,964
Kaiser Aluminum Corp.	193	19,329
Materion Corp.	2,369	128,637
Nexa Resources SA	6,700	53,131
Olympic Steel, Inc.	1,983	29,150
Reliance Steel & Aluminum Co.	5,701	654,475
Schnitzer Steel Industries, Inc., Class A	3,122	50,202
Steel Dynamics, Inc.	6,392	190,993
SunCoke Energy, Inc.	7,382	43,406
Synalloy Corp. *	400	5,132
TimkenSteel Corp. *	5,628	35,907
United States Steel Corp. (a)	11,057	100,287
Universal Stainless & Alloy Products, Inc. *	1,762	23,347
Warrior Met Coal, Inc.	3,346	63,106
Worthington Industries, Inc.	4,194	154,255

		2,589,623

Multiline Retail 0.9%
Big Lots, Inc.	1,016	27,493
Dillard’s, Inc., Class A (a)	2,471	150,039
JC Penney Co., Inc. *(a)	23,712	17,665
Kohl’s Corp.	8,406	359,357
Macy’s, Inc.	26,020	415,019
Tuesday Morning Corp. *	7,030	8,998

		978,571

Oil, Gas & Consumable Fuels 4.9%
Abraxas Petroleum Corp. *	9,300	2,130
Adams Resources & Energy, Inc.	928	32,814
Amplify Energy Corp.	4,247	22,891
Antero Resources Corp. *	21,541	39,851
Apache Corp.	9,258	254,040
Arch Coal, Inc., Class A	1,335	68,793
Ardmore Shipping Corp. *	5,093	31,322
Berry Petroleum Corp.	5,513	37,764
Bonanza Creek Energy, Inc. *	1,916	34,852
Callon Petroleum Co. *	18,056	54,168

Common Stocks (continued)
	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development, Inc., Class A *	16,474	$53,705
Chesapeake Energy Corp. *	14,585	7,465
Cimarex Energy Co.	4,981	218,616
Clean Energy Fuels Corp. *	25,589	58,855
CNX Resources Corp. *	15,358	111,038
CONSOL Energy, Inc. *	2,275	18,496
Delek US Holdings, Inc.	5,107	140,238
Denbury Resources, Inc. *	25,568	25,184
DHT Holdings, Inc.	10,879	61,249
Dorian LPG Ltd. *	5,473	71,806
Earthstone Energy, Inc., Class A *	2,838	14,190
EnLink Midstream LLC *	32,776	164,863
EQT Corp.	1,208	7,308
Evolution Petroleum Corp.	2,000	10,080
Extraction Oil & Gas, Inc. *(a)	7,690	10,920
GasLog Ltd.	4,228	27,397
Green Plains, Inc.	3,632	45,291
Gulfport Energy Corp. *	13,783	21,364
Hallador Energy Co.	5,201	8,634
HighPoint Resources Corp. *	16,760	19,442
HollyFrontier Corp.	7,944	356,844
International Seaways, Inc. *	2,915	64,888
Kosmos Energy Ltd.	17,034	87,044
Laredo Petroleum, Inc. *	19,416	33,396
Lonestar Resources US, Inc., Class A *	3,464	6,305
Matador Resources Co. *	8,761	128,524
Montage Resources Corp. *	1,842	6,723
Murphy Oil Corp.	14,063	294,760
NACCO Industries, Inc., Class A	839	39,550
Nordic American Tankers Ltd.	9,950	33,631
Oasis Petroleum, Inc. *	21,093	47,459
Overseas Shipholding Group, Inc., Class A *	10,848	19,309
Panhandle Oil and Gas, Inc., Class A	1,332	9,630
Par Pacific Holdings, Inc. *	1,952	39,274
Parsley Energy, Inc., Class A	25,824	429,711
PBF Energy, Inc., Class A	8,852	241,660
PDC Energy, Inc. *	7,088	153,030
Peabody Energy Corp.	8,119	54,884
Penn Virginia Corp. *	1,473	31,478
QEP Resources, Inc.	25,654	81,323
Range Resources Corp. (a)	16,524	49,572
Renewable Energy Group, Inc. *	4,025	105,777
REX American Resources Corp. *	635	47,847
Ring Energy, Inc. *	5,773	12,470
SandRidge Energy, Inc. *	2,887	7,362
Scorpio Tankers, Inc.	4,709	109,908
SFL Corp. Ltd.	9,895	131,010
SilverBow Resources, Inc. *	479	2,548
SM Energy Co.	8,878	81,500
Southwestern Energy Co. *(a)	34,980	54,919
Talos Energy, Inc. *	4,181	91,731
Teekay Corp. *	497	1,769
Teekay Tankers Ltd., Class A *	1,664	27,107
Whiting Petroleum Corp. *(a)	4,615	20,952
World Fuel Services Corp.	5,113	200,021
WPX Energy, Inc. *	31,802	380,034

		5,158,716

Paper & Forest Products 0.7%
Boise Cascade Co.	2,834	102,591
Clearwater Paper Corp. *	1,387	39,113
Domtar Corp.	4,099	142,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Paper & Forest Products (continued)
Louisiana-Pacific Corp.	7,100	$217,828
Mercer International, Inc.	6,443	70,938
PH Glatfelter Co.	3,544	59,185
Resolute Forest Products, Inc. *	8,740	30,503
Schweitzer-Mauduit International, Inc.	1,802	63,124
Verso Corp., Class A *	3,032	51,089

		777,098

Personal Products 0.1%
Edgewell Personal Care Co. *	4,129	106,611
Mannatech, Inc.	180	2,860
Nu Skin Enterprises, Inc., Class A	522	17,012

		126,483

Pharmaceuticals 1.1%
Akorn, Inc. *	3,370	5,156
Amphastar Pharmaceuticals, Inc. *	1,200	22,692
Assertio Therapeutics, Inc. *	7,526	8,053
Cumberland Pharmaceuticals, Inc. *	3,851	18,716
Endo International plc *	3,379	19,159
Jazz Pharmaceuticals plc *	1,908	273,512
Mallinckrodt plc *(a)	6,627	30,418
Menlo Therapeutics, Inc. *	1,588	7,305
Perrigo Co. plc	11,149	635,939
Prestige Consumer Healthcare, Inc. *	2,580	104,645
Supernus Pharmaceuticals, Inc. *	442	10,108
Taro Pharmaceutical Industries Ltd. *	169	13,633

		1,149,336

Professional Services 1.3%
Acacia Research Corp. *	12,146	30,365
CBIZ, Inc. *	5,170	139,590
CRA International, Inc.	1,400	74,592
GP Strategies Corp. *	1,197	15,932
Heidrick & Struggles International, Inc.	1,731	49,195
Hudson Global, Inc. *	305	3,663
Huron Consulting Group, Inc. *	1,914	124,046
ICF International, Inc.	1,662	145,575
InnerWorkings, Inc. *	5,863	24,331
Kelly Services, Inc., Class A	2,620	46,531
Korn Ferry	4,228	173,263
ManpowerGroup, Inc.	2,548	233,117
Mistras Group, Inc. *	3,248	35,955
Nielsen Holdings plc	5,274	107,590
RCM Technologies, Inc. *	400	1,092
Resources Connection, Inc.	4,430	67,447
TrueBlue, Inc. *	2,537	55,586

		1,327,870

Real Estate Management & Development 0.4%
Consolidated-Tomoka Land Co.	425	26,971
Forestar Group, Inc. *	3,383	68,573
FRP Holdings, Inc. *	852	40,334
Griffin Industrial Realty, Inc.	535	21,668
Rafael Holdings, Inc., Class B *	2,237	45,277
RE/MAX Holdings, Inc., Class A	1,401	53,630
Realogy Holdings Corp. (a)	9,434	99,906
St Joe Co. (The) *	1,842	38,700
Tejon Ranch Co. *	3,020	48,622

		443,681

Road & Rail 1.8%
AMERCO	952	353,449
ArcBest Corp.	2,132	47,565
Covenant Transportation Group, Inc., Class A *	2,293	29,087

Common Stocks (continued)
	Shares	Value
Road & Rail (continued)
Heartland Express, Inc.	4,731	$88,422
Hertz Global Holdings, Inc. *	10,391	163,762
Knight-Swift Transportation Holdings, Inc.	13,836	513,039
Marten Transport Ltd.	5,149	106,893
PAM Transportation Services, Inc. *	559	29,856
Patriot Transportation Holding, Inc.	156	1,872
Ryder System, Inc.	3,511	167,545
Saia, Inc. *	1,370	119,327
Schneider National, Inc., Class B	4,212	93,801
Universal Logistics Holdings, Inc.	805	13,605
US Xpress Enterprises, Inc., Class A *	228	1,245
USA Truck, Inc. *	1,450	8,251
Werner Enterprises, Inc.	4,733	174,458

		1,912,177

Semiconductors & Semiconductor Equipment 2.1%
Alpha & Omega Semiconductor Ltd. *	3,413	41,604
Amkor Technology, Inc. *	22,505	253,181
Amtech Systems, Inc. *	2,835	14,544
Axcelis Technologies, Inc. *	2,232	53,903
AXT, Inc. *	4,813	18,771
Cirrus Logic, Inc. *	2,551	195,942
Cohu, Inc.	3,420	76,505
CyberOptics Corp. *	960	21,571
Diodes, Inc. *	3,318	171,342
FormFactor, Inc. *	2,530	64,034
GSI Technology, Inc. *	2,857	23,170
Ichor Holdings Ltd. *	1,024	34,191
inTEST Corp. *	3,095	16,744
Kulicke & Soffa Industries, Inc.	5,069	131,236
MKS Instruments, Inc.	763	79,978
NeoPhotonics Corp. *	4,701	35,869
ON Semiconductor Corp. *	15,920	368,548
Onto Innovation, Inc. *	4,106	155,782
PDF Solutions, Inc. *	1,972	31,079
Photronics, Inc. *	7,367	94,150
Rambus, Inc. *	6,642	105,409
SMART Global Holdings, Inc. *	800	24,128
Synaptics, Inc. *	946	63,089
Ultra Clean Holdings, Inc. *	4,606	105,984
Veeco Instruments, Inc. *	4,200	53,550
Xperi Corp.	1,409	22,671

		2,256,975

Software 0.6%
Avaya Holdings Corp. *	5,134	65,561
Aware, Inc. *	1,965	7,074
BSQUARE Corp. *	700	1,022
LogMeIn, Inc.	3,881	333,649
RealNetworks, Inc. *	2,449	3,233
Seachange International, Inc. *	5,075	22,533
TiVo Corp.	27,371	199,261

		632,333

Specialty Retail 3.5%
Aaron’s, Inc.	3,081	182,888
Abercrombie & Fitch Co., Class A	4,988	81,604
American Eagle Outfitters, Inc.	11,347	163,397
America’s Car-Mart, Inc. *	299	32,824
Ascena Retail Group, Inc. *	957	4,211
At Home Group, Inc. *	4,466	25,278
AutoNation, Inc. *	7,170	304,295
Barnes & Noble Education, Inc. *	6,118	21,046
Bed Bath & Beyond, Inc.	9,976	142,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value
Specialty Retail (continued)
Big 5 Sporting Goods Corp.	1,914	$7,139
Boot Barn Holdings, Inc. *	1,497	62,829
Build-A-Bear Workshop, Inc. *	3,938	16,461
Caleres, Inc.	3,629	63,689
Cato Corp. (The), Class A	1,843	29,562
Chico’s FAS, Inc.	11,771	45,789
Citi Trends, Inc.	1,494	34,795
Conn’s, Inc. *(a)	2,640	23,126
Container Store Group, Inc. (The) *	6,565	26,523
Designer Brands, Inc., Class A	5,316	75,700
Destination XL Group, Inc. *	1,161	1,289
Dick’s Sporting Goods, Inc.	4,437	196,249
Express, Inc. *	6,072	24,349
Foot Locker, Inc.	8,781	333,415
Francesca’s Holdings Corp. *	255	1,948
GameStop Corp., Class A (a)	9,043	34,725
Gap, Inc. (The)	8,519	148,316
Genesco, Inc. *	1,503	59,098
Group 1 Automotive, Inc.	1,228	123,746
Guess?, Inc.	5,637	120,012
Haverty Furniture Cos., Inc.	1,834	36,918
Hibbett Sports, Inc. *	2,306	57,143
J. Jill, Inc. (a)	1,033	1,229
Lithia Motors, Inc., Class A	2,057	279,011
MarineMax, Inc. *	2,496	49,745
Office Depot, Inc.	43,315	96,159
Party City Holdco, Inc. *	4,471	12,876
Penske Automotive Group, Inc.	6,100	286,517
Pier 1 Imports, Inc. *(a)	896	2,813
RTW RetailWinds, Inc. *	7,295	2,878
Shoe Carnival, Inc. (a)	1,568	56,228
Signet Jewelers Ltd.	4,404	107,061
Sonic Automotive, Inc., Class A	2,441	77,209
Sportsman’s Warehouse Holdings, Inc. *	1,700	11,016
Tandy Leather Factory, Inc. *	1,309	7,304
Tilly’s, Inc., Class A	2,890	24,565
TravelCenters of America, Inc. *	453	7,629
Urban Outfitters, Inc. *	6,174	158,054
Zumiez, Inc. *	2,529	78,829

		3,739,645

Technology Hardware, Storage & Peripherals 0.6%
AstroNova, Inc.	765	9,517
Intevac, Inc. *	3,894	23,364
Stratasys Ltd. *	3,728	67,029
Super Micro Computer, Inc. *	1,235	34,530
Xerox Holdings Corp.	14,519	516,441

		650,881

Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings Ltd. *	5,160	154,594
Culp, Inc.	2,016	25,462
Delta Apparel, Inc. *	158	3,963
Fossil Group, Inc. *	3,794	25,534
G-III Apparel Group Ltd. *	2,785	75,780
Lakeland Industries, Inc. *	1,538	21,440
Movado Group, Inc.	1,572	27,070
Oxford Industries, Inc.	642	44,555
PVH Corp.	5,714	498,089
Ralph Lauren Corp.	897	101,809
Rocky Brands, Inc.	1,432	38,864
Skechers U.S.A., Inc., Class A *	315	11,778
Superior Group of Cos., Inc.	1,724	19,878
Tapestry, Inc.	6,394	164,773
Unifi, Inc. *	2,251	48,441
Vera Bradley, Inc. *	3,532	33,836

Common Stocks (continued)
	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	410	$12,944

		1,308,810

Thrifts & Mortgage Finance 2.7%
Axos Financial, Inc. *	2,217	62,453
Bridgewater Bancshares, Inc. *	862	11,378
Capitol Federal Financial, Inc.	13,707	180,658
ESSA Bancorp, Inc.	1,116	18,916
Federal Agricultural Mortgage Corp., Class C	698	53,257
First Defiance Financial Corp.	2,481	72,917
First Place Financial Corp. *^¥	367	0
Flagstar Bancorp, Inc.	4,593	161,857
FS Bancorp, Inc.	194	10,616
Hingham Institution for Savings	29	6,072
Home Bancorp, Inc.	1,283	45,624
HomeStreet, Inc. *	2,228	71,541
Kearny Financial Corp.	10,289	127,069
Merchants Bancorp	700	13,776
Meridian Bancorp, Inc.	3,111	55,967
Meta Financial Group, Inc.	1,451	54,006
Mr. Cooper Group, Inc. *	6,730	83,317
New York Community Bancorp, Inc.	38,258	423,133
Northfield Bancorp, Inc.	5,085	80,801
Northwest Bancshares, Inc.	8,089	127,200
OceanFirst Financial Corp.	3,791	88,179
Ocwen Financial Corp. *	11,647	14,326
PCSB Financial Corp.	1,126	22,385
PennyMac Financial Services, Inc.	956	32,236
Provident Financial Holdings, Inc.	1,703	37,483
Provident Financial Services, Inc.	5,849	133,416
Radian Group, Inc.	6,391	156,516
Riverview Bancorp, Inc.	3,853	28,358
Southern Missouri Bancorp, Inc.	598	21,301
Sterling Bancorp, Inc.	1,475	10,812
Territorial Bancorp, Inc.	1,453	42,181
Timberland Bancorp, Inc.	690	19,430
TrustCo Bank Corp.	8,349	66,208
United Community Financial Corp.	5,267	57,568
Walker & Dunlop, Inc.	812	53,892
Washington Federal, Inc.	5,355	182,070
Waterstone Financial, Inc.	3,737	65,360
Western New England Bancorp, Inc.	4,598	41,290
WSFS Financial Corp.	3,979	158,722

		2,892,291

Tobacco 0.1%
Pyxus International, Inc. *	1,474	10,097
Universal Corp.	1,778	94,501

		104,598

Trading Companies & Distributors 2.3%
Air Lease Corp.	8,941	383,926
Aircastle Ltd.	7,185	230,567
Applied Industrial Technologies, Inc.	990	63,924
Beacon Roofing Supply, Inc. *	6,376	211,109
BMC Stock Holdings, Inc. *	3,795	110,757
CAI International, Inc. *	1,776	48,307
DXP Enterprises, Inc. *	1,761	61,054
GATX Corp.	2,597	197,710
GMS, Inc. *	2,094	55,952
Herc Holdings, Inc. *	425	17,051
Houston Wire & Cable Co. *	5,159	20,533
Kaman Corp.	2,155	133,007
Lawson Products, Inc. *	901	42,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Trading Companies & Distributors (continued)
MRC Global, Inc. *	1,120	$12,611
MSC Industrial Direct Co., Inc., Class A	623	42,408
NOW, Inc. *	7,623	76,306
Rush Enterprises, Inc., Class A	2,520	108,360
Textainer Group Holdings Ltd. *	6,209	58,799
Titan Machinery, Inc. *	3,049	37,228
Triton International Ltd.	5,975	224,361
Univar Solutions, Inc. *	2,145	46,225
Veritiv Corp. *	2,525	35,552
WESCO International, Inc. *	3,366	162,948
Willis Lease Finance Corp. *	352	20,874

		2,402,114

Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.	7,522	331,795

Water Utilities 0.0%†
AquaVenture Holdings Ltd. *	1,200	32,400

Wireless Telecommunication Services 0.3%
Spok Holdings, Inc.	3,314	35,195
Telephone & Data Systems, Inc.	8,039	182,324
United States Cellular Corp. *	4,032	129,105

		346,624

Total Common Stocks (cost $105,595,892)		105,126,168

Rights 0.0%†
	Number of Rights	Value
Biotechnology 0.0%†
Achillion Pharmaceuticals, Inc., CVR *	12,733	25,466

Diversified Financial Services 0.0%†
First Eagle Private Credit LLC, CVR *^¥	8,788	6,172

Media 0.0%†
Media General, Inc., CVR *^¥	5,993	0

Total Rights (cost $9,239)		31,638

Short-Term Investment 0.1%
	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	95,706	95,706

Total Short-Term Investment (cost $95,706)		95,706

Repurchase Agreements 1.1%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $32,502, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $33,183. (c)	$32,498	32,498

Repurchase Agreements (continued)
	Principal Amount	Value
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $1,085,810, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $1,108,566. (c)	$1,085,671	$1,085,671

Total Repurchase Agreements (cost $1,118,169)		1,118,169

Total Investments (cost $106,819,006) — 100.8%		106,371,681

Liabilities in excess of other assets — (0.8)%		(889,861)

NET ASSETS — 100.0%		$105,481,820

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $1,141,993, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $95,706 and $1,118,169, respectively, and by $9,260 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $1,223,135.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $1,213,875.

CVR	Contingent Value Rights

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$625,704	$–	$–	$625,704
Air Freight & Logistics	475,977	–	–	475,977
Airlines	1,337,217	–	–	1,337,217
Auto Components	1,972,253	–	–	1,972,253
Automobiles	147,267	–	–	147,267
Banks	17,844,315	–	–	17,844,315
Beverages	63,206	–	–	63,206
Biotechnology	549,188	–	–	549,188
Building Products	1,662,835	–	–	1,662,835
Capital Markets	1,970,560	–	–	1,970,560
Chemicals	2,788,449	–	–	2,788,449
Commercial Services & Supplies	2,222,758	–	–	2,222,758
Communications Equipment	936,919	–	–	936,919
Construction & Engineering	1,897,272	–	–	1,897,272
Construction Materials	256,674	–	–	256,674
Consumer Finance	1,746,915	–	–	1,746,915
Containers & Packaging	418,819	–	–	418,819
Distributors	76,554	–	–	76,554
Diversified Consumer Services	787,424	–	–	787,424
Diversified Financial Services	996,799	–	–	996,799
Diversified Telecommunication Services	315,185	–	–	315,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$18,798	$–	$–	$18,798
Electrical Equipment	1,017,283	–	–	1,017,283
Electronic Equipment, Instruments & Components	6,052,228	–	–	6,052,228
Energy Equipment & Services	2,292,071	–	–	2,292,071
Entertainment	366,521	–	–	366,521
Food & Staples Retailing	911,990	–	–	911,990
Food Products	2,792,731	–	–	2,792,731
Health Care Equipment & Supplies	655,925	–	–	655,925
Health Care Providers & Services	1,902,568	–	–	1,902,568
Health Care Technology	316,037	–	–	316,037
Hotels, Restaurants & Leisure	1,224,851	–	–	1,224,851
Household Durables	3,839,604	–	–	3,839,604
Household Products	234,647	–	–	234,647
Independent Power and Renewable Electricity Producers	227,780	–	–	227,780
Insurance	5,938,010	–	–	5,938,010
Interactive Media & Services	146,219	–	–	146,219
Internet & Direct Marketing Retail	372,987	–	–	372,987
IT Services	1,096,914	–	–	1,096,914
Leisure Products	546,588	–	–	546,588
Life Sciences Tools & Services	87,735	–	–	87,735
Machinery	4,099,121	–	–	4,099,121
Marine	447,632	–	–	447,632
Media	2,283,617	–	–	2,283,617
Metals & Mining	2,589,623	–	–	2,589,623
Multiline Retail	978,571	–	–	978,571
Oil, Gas & Consumable Fuels	5,158,716	–	–	5,158,716
Paper & Forest Products	777,098	–	–	777,098
Personal Products	126,483	–	–	126,483
Pharmaceuticals	1,149,336	–	–	1,149,336
Professional Services	1,327,870	–	–	1,327,870
Real Estate Management & Development	443,681	–	–	443,681
Road & Rail	1,912,177	–	–	1,912,177
Semiconductors & Semiconductor Equipment	2,256,975	–	–	2,256,975
Software	632,333	–	–	632,333
Specialty Retail	3,739,645	–	–	3,739,645
Technology Hardware, Storage & Peripherals	650,881	–	–	650,881
Textiles, Apparel & Luxury Goods	1,308,810	–	–	1,308,810
Thrifts & Mortgage Finance	2,892,291	–	–	2,892,291
Tobacco	104,598	–	–	104,598
Trading Companies & Distributors	2,402,114	–	–	2,402,114
Transportation Infrastructure	331,795	–	–	331,795
Water Utilities	32,400	–	–	32,400
Wireless Telecommunication Services	346,624	–	–	346,624
Total Common Stocks	$105,126,168	$–	$–	$105,126,168
Repurchase Agreements	$–	$1,118,169	$–	$1,118,169
Rights	–	25,466	6,172	31,638
Short-Term Investment	95,706	–	–	95,706
Total	$105,221,874	$1,143,635	$6,172	$106,371,681

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2020, the Fund held four Common Stocks and one Rights investment that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 10/31/2019	$428	$428
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Purchases	—	—
Sales	—	—
Change in Unrealized Appreciation/Depreciation	5,744	5,744
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 1/31/2020	$6,172	$6,172
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2020	$5,744	$5,744

Amounts designated as “—” are zero or have been rounded to zero.

Transfers into or out of Level 3 are generally due to a change in market value methodology.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide WCM Focused Small Cap Fund

Common Stocks 86.5%
	Shares	Value
Auto Components 1.8%
Dorman Products, Inc. *	17,218	$1,201,816

Biotechnology 1.1%
Emergent BioSolutions, Inc. *	13,366	736,333

Building Products 2.3%
American Woodmark Corp. *	14,058	1,541,460

Capital Markets 6.6%
Focus Financial Partners, Inc., Class A *	73,324	2,071,403
Virtus Investment Partners, Inc.	19,688	2,422,215

		4,493,618

Chemicals 0.9%
Chase Corp.	6,624	609,209

Commercial Services & Supplies 14.8%
Healthcare Services Group, Inc.	105,409	2,698,470
KAR Auction Services, Inc.	106,272	2,233,837
SP Plus Corp. *	45,729	1,911,930
UniFirst Corp.	15,570	3,175,190

		10,019,427

Construction & Engineering 5.0%
Dycom Industries, Inc. *(a)	41,736	1,686,969
EMCOR Group, Inc.	20,365	1,673,392

		3,360,361

Electrical Equipment 4.9%
EnerSys	45,905	3,303,324

Electronic Equipment, Instruments & Components 5.4%
ePlus, Inc. *	35,315	2,815,312
FLIR Systems, Inc.	16,232	836,597

		3,651,909

Health Care Equipment & Supplies 2.9%
Natus Medical, Inc. *	63,569	1,989,074

Health Care Providers & Services 3.0%
Addus HomeCare Corp. *	21,724	2,049,442

Insurance 3.6%
Enstar Group Ltd. *	12,561	2,453,038

IT Services 6.1%
Cass Information Systems, Inc.	23,510	1,270,010
Verra Mobility Corp. *	180,975	2,882,932

		4,152,942

Machinery 3.8%
Crane Co.	30,417	2,599,437

Media 4.4%
Emerald Expositions Events, Inc.	155,204	1,618,778
Hemisphere Media Group, Inc. *	102,102	1,372,251

		2,991,029

Paper & Forest Products 1.0%
Neenah, Inc.	10,052	669,865

Real Estate Management & Development 5.6%
Jones Lang LaSalle, Inc.	22,109	3,754,550

Semiconductors & Semiconductor Equipment 3.6%
Cabot Microelectronics Corp.	16,850	2,451,843

Software 1.9%
Manhattan Associates, Inc. *	14,989	1,280,960

Specialty Retail 5.1%
America’s Car-Mart, Inc. *	31,438	3,451,264

Common Stocks (continued)
	Shares	Value
Trading Companies & Distributors 2.7%
Beacon Roofing Supply, Inc. *	55,755	$1,846,048

Total Investments (cost $53,709,272) — 86.5%		58,606,949

Other assets in excess of liabilities — 13.5%		9,129,315

NET ASSETS — 100.0%		$67,736,264

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $62,328, which was collateralized by $66,929 in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide WCM Focused Small Cap Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 99.3%
	Shares	Value
Airlines 1.4%
Delta Air Lines, Inc.	8,826	$491,961

Banks 15.9%
Bank of America Corp.	30,582	1,004,007
JPMorgan Chase & Co.	10,083	1,334,586
PNC Financial Services Group, Inc. (The)	7,137	1,060,201
Truist Financial Corp.	17,249	889,531
US Bancorp	12,671	674,351
Wells Fargo & Co.	13,468	632,188

		5,594,864

Beverages 1.8%
Coca-Cola Co. (The)	10,887	635,801

Biotechnology 2.3%
AbbVie, Inc.	6,834	553,691
Gilead Sciences, Inc.	3,969	250,841

		804,532

Capital Markets 1.2%
Legg Mason, Inc.	10,994	430,415

Chemicals 1.1%
Dow, Inc.	8,342	384,316

Communications Equipment 1.2%
Cisco Systems, Inc.	9,072	417,040

Consumer Finance 1.0%
Discover Financial Services	4,657	349,880

Containers & Packaging 2.0%
International Paper Co.	6,766	275,512
Westrock Co.	10,631	414,609

		690,121

Diversified Telecommunication Services 3.6%
Verizon Communications, Inc.	21,072	1,252,520

Electric Utilities 7.7%
Duke Energy Corp.	5,002	488,345
Edison International	7,232	553,610
FirstEnergy Corp.	15,025	763,120
PPL Corp.	13,344	482,919
Southern Co. (The)	5,871	413,318

		2,701,312

Electrical Equipment 2.2%
Eaton Corp. plc	8,381	791,753

Energy Equipment & Services 1.0%
Schlumberger Ltd.	10,722	359,294

Equity Real Estate Investment Trusts (REITs) 4.2%
Apartment Investment & Management Co., Class A	10,754	566,843
Duke Realty Corp.	16,294	591,635
Host Hotels & Resorts, Inc.	18,829	307,666

		1,466,144

Food & Staples Retailing 2.7%
Walmart, Inc.	8,153	933,437

Health Care Providers & Services 3.7%
Cardinal Health, Inc.	6,797	348,074
CVS Health Corp.	14,174	961,281

		1,309,355

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	4,542	197,713
McDonald’s Corp.	1,403	300,200

		497,913

Household Products 2.6%
Kimberly-Clark Corp.	2,975	426,139
Procter & Gamble Co. (The)	4,055	505,334

		931,473

Industrial Conglomerates 1.3%
3M Co.	2,807	445,359

Common Stocks (continued)
	Shares	Value
Insurance 5.1%
Aflac, Inc.	11,354	$585,526
American Financial Group, Inc.	4,254	462,792
MetLife, Inc.	14,721	731,781

		1,780,099

IT Services 1.4%
International Business Machines Corp.	3,392	487,532

Machinery 2.6%
Caterpillar, Inc.	4,414	579,779
Cummins, Inc.	1,996	319,300

		899,079

Media 3.5%
Comcast Corp., Class A	17,268	745,805
Omnicom Group, Inc.	6,226	468,880

		1,214,685

Mortgage Real Estate Investment Trusts (REITs) 0.9%
Chimera Investment Corp.	15,077	319,632

Multiline Retail 1.6%
Target Corp.	5,044	558,573

Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	6,836	732,409
Exxon Mobil Corp.	9,046	561,937
Royal Dutch Shell plc, Class B, ADR-NL (a)	10,246	545,907
Valero Energy Corp.	6,113	515,387

		2,355,640

Pharmaceuticals 8.1%
GlaxoSmithKline plc, ADR-UK	12,605	589,914
Johnson & Johnson	6,823	1,015,740
Merck & Co., Inc.	4,654	397,638
Pfizer, Inc.	22,621	842,406

		2,845,698

Road & Rail 1.1%
Union Pacific Corp.	2,124	381,088

Semiconductors & Semiconductor Equipment 4.3%
Broadcom, Inc.	1,756	535,861
Intel Corp.	10,496	671,009
Maxim Integrated Products, Inc.	4,872	292,905

		1,499,775

Specialty Retail 2.7%
Best Buy Co., Inc.	6,996	592,491
Williams-Sonoma, Inc.	4,879	341,921

		934,412

Technology Hardware, Storage & Peripherals 2.0%
Hewlett Packard Enterprise Co.	29,950	417,203
Seagate Technology plc	4,923	280,562

		697,765

Textiles, Apparel & Luxury Goods 1.0%
Tapestry, Inc.	14,117	363,795

Total Common Stocks (cost $30,425,766)		34,825,263

Exchange Traded Fund 0.4%
	Shares	Value
Exchange Traded Fund 0.4%

Vanguard Value ETF	1,193	139,402

Total Exchange Traded Fund (cost $121,457)		139,402

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Short-Term Investment 0.1%
	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	38,669	$38,669

Total Short-Term Investment (cost $38,669)		38,669

Repurchase Agreements 1.3%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $13,132, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $13,407. (c)	$13,130	13,130

Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $438,711, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $447,906. (c)	438,655	438,655

Total Repurchase Agreements (cost $451,785)		451,785

Total Investments
(cost $31,037,677) — 101.1%		35,455,119

Liabilities in excess of other assets — (1.1)%		(370,991)

NET ASSETS — 100.0%		$35,084,128

(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $466,733, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $38,669 and $451,785, respectively, a total value of $490,454.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $490,454.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NL	Netherlands
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Ziegler Equity Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$34,825,263	$–	$–	$34,825,263
Exchange Traded Fund	139,402	–	–	139,402
Repurchase Agreements	–	451,785	–	451,785
Short-Term Investment	38,669	–	–	38,669
Total	$35,003,334	$451,785	$–	$35,455,119

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2020 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 98.5%
	Shares	Value
Aerospace & Defense 11.5%
Boeing Co. (The)	59,638	$18,980,986
L3Harris Technologies, Inc.	59,638	13,199,678
Lockheed Martin Corp.	59,638	25,532,221
Raytheon Co.	59,638	13,176,420
United Technologies Corp.	59,638	8,957,628

		79,846,933

Biotechnology 5.0%
Amgen, Inc.	59,638	12,884,790
Biogen, Inc. *	59,638	16,033,676
Gilead Sciences, Inc.	59,638	3,769,122
Myriad Genetics, Inc. *	59,638	1,648,991

		34,336,579

Chemicals 0.4%
DuPont de Nemours, Inc.	59,638	3,052,273

Communications Equipment 5.6%
Ciena Corp. *	59,638	2,425,477
Cisco Systems, Inc.	59,638	2,741,559
F5 Networks, Inc. *	59,638	7,282,993
InterDigital, Inc.	59,638	3,294,999
Juniper Networks, Inc.	59,638	1,368,096
Motorola Solutions, Inc.	59,638	10,555,926
Nokia OYJ, ADR-FI	59,638	231,395
Ubiquiti, Inc. (a)	59,638	9,746,042
Viavi Solutions, Inc. *	59,638	840,896

		38,487,383

Diversified Telecommunication Services 0.3%
AT&T, Inc.	59,638	2,243,582

Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	59,638	5,932,192
Corning, Inc.	59,638	1,591,738
FLIR Systems, Inc.	59,638	3,073,742
LG Display Co. Ltd., ADR-KR (a)	59,638	373,334

		10,971,006

Energy Equipment & Services 0.6%
Halliburton Co.	59,638	1,300,705
National Oilwell Varco, Inc.	59,638	1,229,139
Schlumberger Ltd.	59,638	1,998,469

		4,528,313

Entertainment 0.5%
Activision Blizzard, Inc.	59,638	3,487,630

Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	59,638	5,320,902
Boston Scientific Corp. *	59,638	2,497,043
Danaher Corp.	59,638	9,593,965
Medtronic plc	59,638	6,884,611

		24,296,521

Health Care Technology 1.9%
Cerner Corp.	59,638	4,283,798
Veeva Systems, Inc., Class A *	59,638	8,743,527

		13,027,325

Household Durables 1.2%
Garmin Ltd.	59,638	5,781,904
iRobot Corp. *(a)	59,638	2,805,968

		8,587,872

Industrial Conglomerates 1.5%
Honeywell International, Inc.	59,638	10,330,494

Interactive Media & Services 2.1%
Facebook, Inc., Class A *	59,638	12,041,509
SINA Corp. *	59,638	2,310,376

		14,351,885

Common Stocks (continued)
	Shares	Value
Internet & Direct Marketing Retail 2.1%
Alibaba Group Holding Ltd., ADR-CN *	59,638	$12,320,615
eBay, Inc.	59,638	2,001,451

		14,322,066

IT Services 11.0%
Akamai Technologies, Inc. *	59,638	5,567,207
Amdocs Ltd.	59,638	4,290,954
Automatic Data Processing, Inc.	59,638	10,221,357
DXC Technology Co.	59,638	1,901,259
International Business Machines Corp.	59,638	8,571,770
LiveRamp Holdings, Inc. *	59,638	2,399,833
Mastercard, Inc., Class A	59,638	18,842,030
VeriSign, Inc. *	59,638	12,413,053
Visa, Inc., Class A	59,638	11,866,173

		76,073,636

Life Sciences Tools & Services 5.9%
Agilent Technologies, Inc.	59,638	4,923,713
Illumina, Inc. *	59,638	17,299,195
Thermo Fisher Scientific, Inc.	59,638	18,678,025

		40,900,933

Pharmaceuticals 2.0%
AstraZeneca plc, ADR-UK	59,638	2,904,371
Bausch Health Cos., Inc. *	59,638	1,635,870
Bristol-Myers Squibb Co.	59,638	3,754,212
Novartis AG, ADR-CH	59,638	5,636,387

		13,930,840

Semiconductors & Semiconductor Equipment 19.5%
Advanced Micro Devices, Inc. *	59,638	2,802,986
Analog Devices, Inc.	59,638	6,545,271
Applied Materials, Inc.	59,638	3,458,408
ASML Holding NV (Registered), NYRS-NL	59,638	16,738,001
Broadcom, Inc.	59,638	18,199,132
FormFactor, Inc. *	59,638	1,509,438
Intel Corp.	59,638	3,812,657
KLA Corp.	59,638	9,884,402
Lam Research Corp.	59,638	17,784,648
Microchip Technology, Inc. (a)	59,638	5,813,512
Micron Technology, Inc. *	59,638	3,166,181
NVIDIA Corp.	59,638	14,100,212
NXP Semiconductors NV	59,638	7,565,677
ON Semiconductor Corp. *	59,638	1,380,620
QUALCOMM, Inc.	59,638	5,087,718
Teradyne, Inc.	59,638	3,935,512
Texas Instruments, Inc.	59,638	7,195,325
Xilinx, Inc.	59,638	5,038,218
Xperi Corp.	59,638	959,575

		134,977,493

Software 17.4%
Adobe, Inc. *	59,638	20,941,287
Check Point Software Technologies Ltd. *	59,638	6,817,220
Citrix Systems, Inc.	59,638	7,229,318
Intuit, Inc.	59,638	16,721,302
j2 Global, Inc.	59,638	5,716,899
Microsoft Corp.	59,638	10,152,177
NortonLifeLock, Inc.	59,638	1,694,912
Open Text Corp.	59,638	2,683,114
Oracle Corp.	59,638	3,128,013
Progress Software Corp.	59,638	2,691,463
PTC, Inc. *	59,638	4,957,111
salesforce.com, Inc. *	59,638	10,872,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value
Software (continued)
SAP SE, ADR-DE	59,638	$7,798,861
Synopsys, Inc. *	59,638	8,797,201
Teradata Corp. *	59,638	1,451,589
VMware, Inc., Class A *	59,638	8,830,002

		120,483,073

Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	59,638	18,458,557
HP, Inc.	59,638	1,271,482
NetApp, Inc.	59,638	3,184,669
Seagate Technology plc	59,638	3,398,770
Western Digital Corp.	59,638	3,906,289
Xerox Holdings Corp.	59,638	2,121,324

		32,341,091

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	59,638	1,352,590

Total Common Stocks (cost $281,618,349)		681,929,518

Exchange Traded Fund 0.7%
	Shares	Value
Exchange Traded Fund 0.7%

Invesco QQQ Trust	21,500	4,710,005

Total Exchange Traded Fund (cost $3,307,270)		4,710,005

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.50% (b)(c)	268,444	268,444

Total Short-Term Investment (cost $268,444)		268,444

Repurchase Agreements 0.5%
	Principal Amount	Value
BNP Paribas Securities Corp., 1.56%, dated 1/31/2020, due 2/3/2020, repurchase price $91,164, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $93,075. (c)	$91,152	91,152

Repurchase Agreements (continued)
	Principal Amount	Value
Royal Bank of Canada, 1.53%, dated 1/31/2020, due 2/3/2020, repurchase price $3,045,553, collateralized by U.S. Treasury Note, 2.13%, maturing 8/15/2021; total market value $3,109,382. (c)	$3,045,165	$3,045,165

Total Repurchase Agreements (cost $3,136,317)		3,136,317

Total Investments (cost $288,330,380) — 99.7%		690,044,284

Other assets in excess of liabilities — 0.3%		2,017,070

NET ASSETS — 100.0%		$692,061,354

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $8,815,846, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $268,444 and $3,136,317, respectively, and by $6,039,026 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13%, and maturity dates ranging from 4/15/2020 – 2/15/2049; a total value of $9,443,787.

(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2020 was $3,404,761.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
NL	Netherlands
NYRS	New York Registry Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2020 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$681,929,518	$–	$–	$681,929,518
Exchange Traded Fund	4,710,005	–	–	4,710,005
Repurchase Agreements	–	3,136,317	–	3,136,317
Short-Term Investment	268,444	–	–	268,444
Total	$686,907,967	$3,136,317	$–	$690,044,284

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.